UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

John M. McCann, Esq.

TIAA-CREF Funds

8500 Andrew Carnegie Blvd

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: March 31

Date of reporting period: March 31, 2019

Item 1. Reports to Stockholders.

TIAA-CREF Funds	March 31, 2019

TIAA-CREF

Real Estate Securities Fund

The annual report contains the audited financial statements.

Fund name	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class
Real Estate Securities Fund	TIREX	TIRHX	TRRPX	TRRSX	TCREX

Annual
Report

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the TIAA-CREF Funds’ (the “Funds”) annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on TIAA’s website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by either updating your account settings at TIAA.org/eDelivery, if you invest in the Funds directly or hold your Fund shares through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or by contacting your financial intermediary (such as a broker/dealer or bank) through which you hold Fund shares.

If you invest directly with the Funds or through a TIAA Account, you may elect to continue to receive all future shareholder reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 800-842-2252 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Funds or through a TIAA Account, or to all funds held through your financial intermediary.

Understanding this report

This annual report contains information about the Real Estate Securities Fund and describes the Fund’s results for the twelve months ended March 31, 2019. The report contains four main sections:

•	A letter from Brad Finkle, Chief Operating Officer, Nuveen; President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
•	The Fund performance section compares the Fund’s investment returns with those of its benchmark index.
•	The portfolio of investments lists the industries and types of securities in which the Fund had investments as of March 31, 2019.
•	The financial statements provide detailed information about the operations and financial condition of the Fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in the Fund, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Real Estate Securities Fund ■ 2019 Annual Report	3

Letter to investors

Real estate investment trusts (REITs) posted strong returns for the twelve months ended March 31, 2019. REITs gained on continued U.S. economic growth and a robust labor market. The Federal Reserve raised the federal funds target rate three times during the period, pushing the key short-term interest-rate measure to 2.25%–2.50%. But policymakers shifted to a “patient” approach toward future rate increases in 2019 as the pace of economic growth slowed.

•	REITs, as measured by the FTSE Nareit All Equity REIT Index, rose 20.5% for the twelve months. Please see page 8 for the benchmark definition.
•	All but one of the index’s 16 property sectors and subsectors advanced, with the free standing retail, health care and manufactured home sectors recording the largest gains.
•	Although the TIAA-CREF Real Estate Securities Fund (Institutional Class) produced strong results, the Fund underperformed its benchmark, primarily due to investment decisions that did not perform as anticipated.

REITs outperformed U.S. equities and bonds

REITs are a unique asset class that share some of the characteristics of both stocks and bonds. Similar to bonds, REIT prices can be sensitive to fluctuations in interest rates. However, because REITs invest in individual companies, their performance is also tied to the overall health of the U.S. economy.

For the twelve-month period, the FTSE Nareit All Equity REITs Index soundly outpaced the 4.5% return of the broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index. REITs also more than doubled the 8.8% gain of the broad U.S. stock market, as represented by the Russell 3000® Index.

REITs have benefited from historically low interest rates and investors’ willingness to seek potentially higher yields through the asset class. While REITs performed well over the first nine months of the period, they received an additional boost in the final three months—gaining 17.2% during this period—when it became clear the Fed had taken a more cautious approach toward additional interest rate hikes.

4	2019 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Brad Finkle

REITs can offer portfolio diversification

As investments, REITs can help investors build a more diversified portfolio. REITs are required by law to distribute at least 90% of their taxable income to investors in the form of dividends. Therefore, they often appeal to investors who are seeking current income. REITs invest in different real estate sectors, from residential properties to many kinds of commercial assets, including timber. They have the potential to appreciate in value but can also provide a relatively stable source of income. While there is no guarantee that a diversified portfolio will avoid market losses, we believe a professionally managed mutual fund of REIT securities has the potential to add value as a diversification tool when employed as part of a broader investment portfolio containing stocks, bonds and other investable assets.

REITs have earned double-digit average annual returns over the past five- and ten-year periods. Historically, they have generated performance that falls between those of U.S. stocks and investment-grade bonds (past performance is no guarantee of future results). As always, you can visit TIAA.org for more information on asset class performance.

If you have any questions about your investment in the TIAA-CREF Real Estate Securities Fund, please contact your financial advisor or call a TIAA financial consultant at 800-842-2252. We would be happy to assist you.

/s/ Brad Finkle

Brad Finkle

Chief Operating Officer, Nuveen

President of the TIAA-CREF Funds and TIAA-CREF Life Funds

TIAA-CREF Real Estate Securities Fund ■ 2019 Annual Report	5

Information for investors

Portfolio holdings

The complete portfolio of investments for the Real Estate Securities Fund begins on page 12 of this report. You can obtain a complete list of the holdings of the Real Estate Securities Fund (Schedule of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Real Estate Securities Fund’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-PORT or Form N-Q filings. Form N-CSR filings are as of March 31 or September 30; Form N-PORT or Form N-Q filings are as of December 31 or June 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy.
Call 202 551 8090 for more information.

Proxy voting

The Real Estate Securities Fund’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the Fund voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The Real Estate Securities Fund is managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the Fund.

6	2019 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense example that appears in this report is intended to help you understand your ongoing costs only (in U.S. dollars) and does not reflect transactional costs. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the Fund would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2018–March 31, 2019).

Actual expenses

The first line of the two lines listed for each share class in the table uses that class’ actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in each share class’ entry shows hypothetical account values and expenses based on the share class’ actual expense ratio for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Real Estate Securities Fund ■ 2019 Annual Report	7

Important information about expenses

Expense example

Six months ended March 31, 2019

Real Estate Securities Fund	Beginning account value (10/1/18)	Ending account value (3/31/19)	Expenses paid during period (10/1/18–3/31/19	* )
Actual return
Institutional Class	$1,000.00	$1,103.45	$2.67
Advisor Class	1,000.00	1,102.78	3.36
Premier Class	1,000.00	1,102.59	3.46
Retirement Class	1,000.00	1,102.30	3.98
Retail Class	1,000.00	1,101.38	4.19
5% annual hypothetical return
Institutional Class	1,000.00	1,022.39	2.57
Advisor Class	1,000.00	1,021.74	3.23
Premier Class	1,000.00	1,021.64	3.33
Retirement Class	1,000.00	1,021.14	3.83
Retail Class	1,000.00	1,020.94	4.03

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2019. The Fund’s annualized six-month expense ratios for that period were 0.51% for the Institutional Class, 0.64% for the Advisor Class, 0.66% for the Premier Class, 0.76% for the Retirement Class and 0.80% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

About the Fund’s benchmark

The FTSE Nareit All Equity REITs Index measures the performance of certain publicly traded real estate investment trusts in the United States that own, manage and lease investment-grade commercial real estate.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark index, please read the Fund’s latest prospectus.

FTSE International Limited (“FTSE”) © FTSE 2019. FTSE® is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. Nareit® is a trademark of the National Association of Real Estate Investment Trusts (“Nareit”). All intellectual property rights in the Index vest in FTSE and Nareit. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE’s express written consent.

8	2019 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Real Estate Securities Fund

Performance for the twelve months ended March 31, 2019

The Real Estate Securities Fund returned 18.91% for the Institutional Class, compared with the 20.46% return of its benchmark, the FTSE Nareit All Equity REITs Index. The performance table shows returns for all share classes of the Fund.

REITs posted sizable gains amid continued U.S. growth and interest rate hikes

During the twelve-month period, the U.S. economy expanded at a healthy but decelerating pace. REITs, as measured by the benchmark index, produced double-digit gains—supported by favorable property fundamentals, a strong labor market and upbeat consumer confidence.

The Federal Reserve raised the federal funds target rate three times during the period, boosting the key short-term interest-rate measure to 2.25%–2.50%. Shorter-term bond yields rose; however, longer-term yields declined, reflecting concerns of a potential economic slowdown and lower inflation.

For the period, the FTSE Nareit All Equity REITs Index outpaced the 8.77% return of the broad U.S. stock market, as measured by the Russell 3000® Index, and the 4.48% return of the broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index.

Sectors posted strong results

Among the benchmark’s 16 property sectors and subsectors, nearly all were positive during the period. The largest gains were seen in the free standing retail (up 43.9%), health care (up 36.5%) and manufactured homes (up 32.6%) sectors. Timber REITs (down 19.1%) was the only sector to suffer a loss.

Fund produced double-digit gains but trailed its benchmark

For the twelve-month period, the Fund produced solid gains but trailed its benchmark as certain investment decisions did not perform as anticipated. Underweight positions in telecommunication services company American Tower and retail REIT Realty Income detracted most from the Fund’s relative performance. The Fund was also hurt by an overweight position in lodging REIT Sunstone Hotel Investors, which was down modestly.

These negative effects were partly offset by an underweight position in specialized REIT Uniti Group, which suffered losses during the period. Overweight positions in residential REITs Sun Communities and Equity LifeStyle Properties and retail REIT Agree Realty also benefited the Fund’s relative performance.

TIAA-CREF Real Estate Securities Fund ■ 2019 Annual Report	9

Real Estate Securities Fund

Performance as of March 31, 2019

Real Estate Securities Fund		Total return	Average annual total return				Annual operating expenses*
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	10/1/02	18.91%	10.37%		18.76%		0.51%	0.51%
Advisor Class	12/4/15	18.76	10.30	†	18.72	†	0.65	0.65
Premier Class	9/30/09	18.72	10.20		18.60	†	0.66	0.66
Retirement Class	10/1/02	18.67	10.10		18.46		0.76	0.76
Retail Class	10/1/02	18.50	10.02		18.40		0.81	0.81
FTSE Nareit All Equity REITs Index	—	20.46	10.00		18.80		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of Advisor and Premier classes. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor and Premier classes have different expenses than the Institutional Class.

10	2019 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Real Estate Securities Fund

$10,000 over 10 years

Institutional Class

Ending amounts are as of March 31, 2019. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Portfolio composition
% of net assets
Sector	as of 3/31/2019
Specialized REITs	26.4
Residential REITs	20.9
Retail REITs	12.8
Industrial REITs	11.0
Office REITs	10.1
Health care REITs	6.4
Hotel & resort REITs	3.9
Diversified REITs	2.4
Mortgage REITs	0.9
IT consulting & other services	0.4
Data processing & outsourced services	0.4
Casinos & gaming	0.3
Short-term investments, other assets & liabilities, net	4.1
Total	100.0
Fund profile
as of 3/31/2019
Net assets	$2.34 billion
Portfolio turnover rate	34%
Number of holdings	56
Weighted median market capitalization	$19.06 billion
Price/earnings ratio (weighted 12-month trailing average)†	40.8

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Holdings by company size
% of equity investments
Market capitalization	as of 3/31/2019
More than $50 billion	16.2
More than $15 billion–$50 billion	39.8
More than $2 billion–$15 billion	43.4
$2 billion or less	0.6
Total	100.0

TIAA-CREF Real Estate Securities Fund ■ 2019 Annual Report	11

Portfolio of investments

Real Estate Securities Fund  ■  March 31, 2019

Shares		Company	Value
COMMON STOCKS-95.9%
CASINOS & GAMING—0.3%
350,000	*	Penn National Gaming, Inc	$7,035,000
		TOTAL CASINOS & GAMING	7,035,000
DATA PROCESSING & OUTSOURCED SERVICES—0.4%
250,000	*	GDS Holdings Ltd (ADR)	8,922,500
		TOTAL DATA PROCESSING & OUTSOURCED SERVICES	8,922,500
DIVERSIFIED REITS—2.4%
1,000,000		Colony Capital, Inc	5,320,000
225,000		iShares Dow Jones US Real Estate Index Fund	19,584,000
350,000		Vanguard Real Estate ETF	30,418,500
		TOTAL DIVERSIFIED REITS	55,322,500
HEALTH CARE REITS—6.4%
1,450,000		HCP, Inc	45,385,000
575,000		Healthcare Trust of America, Inc	16,439,250
600,000		Ventas, Inc	38,286,000
650,000		Welltower, Inc	50,440,000
		TOTAL HEALTH CARE REITS	150,550,250
HOTEL & RESORT REITS—3.9%
2,700,000		Host Marriott Corp	51,030,000
400,000		Pebblebrook Hotel Trust	12,424,000
1,900,000		Sunstone Hotel Investors, Inc	27,360,000
		TOTAL HOTEL & RESORT REITS	90,814,000
INDUSTRIAL REITS—11.0%
450,000		Americold Realty Trust	13,729,500
170,000		EastGroup Properties, Inc	18,978,800
1,575,000		Prologis, Inc	113,321,250
2,350,000		Rexford Industrial Realty, Inc	84,153,500
650,000		Terreno Realty Corp	27,326,000
		TOTAL INDUSTRIAL REITS	257,509,050
IT CONSULTING & OTHER SERVICES—0.4%
150,000	*	InterXion Holding NV	10,009,500
		TOTAL IT CONSULTING & OTHER SERVICES	10,009,500
MORTGAGE REITS—0.9%
900,000		Starwood Property Trust, Inc	20,115,000
		TOTAL MORTGAGE REITS	20,115,000
OFFICE REITS—10.1%
460,000		Alexandria Real Estate Equities, Inc	65,577,600
700,000		Boston Properties, Inc	93,716,000
800,000		Hudson Pacific Properties	27,536,000
460,000		Kilroy Realty Corp	34,941,600
160,000		SL Green Realty Corp	14,387,200
		TOTAL OFFICE REITS	236,158,400

12	2019 Annual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Portfolio of investments	continued

Real Estate Securities Fund  ■  March 31, 2019

Shares		Company	Value
RESIDENTIAL REITS—20.9%
1,750,000		American Homes 4 Rent	$39,760,000
500,000		AvalonBay Communities, Inc	100,365,000
400,000		Camden Property Trust	40,600,000
600,000		Equity Lifestyle Properties, Inc	68,580,000
750,000		Equity Residential	56,490,000
280,000		Essex Property Trust, Inc	80,987,200
1,100,000		Invitation Homes, Inc	26,763,000
650,000		Sun Communities, Inc	77,038,000
		TOTAL RESIDENTIAL REITS	490,583,200
RETAIL REITS—12.8%
350,000		Agree Realty Corp	24,269,000
350,000		Federal Realty Investment Trust	48,247,500
210,000		Realty Income Corp	15,447,600
875,000		Regency Centers Corp	59,053,750
800,000		Simon Property Group, Inc	145,768,000
120,000		Taubman Centers, Inc	6,345,600
		TOTAL RETAIL REITS	299,131,450
SPECIALIZED REITS—26.4%
635,000		American Tower Corp	125,133,100
725,000		Crown Castle International Corp	92,800,000
450,000		CyrusOne, Inc	23,598,000
350,000		Digital Realty Trust, Inc	41,650,000
175,000		Equinix, Inc	79,303,000
350,000		Extra Space Storage, Inc	35,668,500
725,000		Four Corners Property Trust, Inc	21,460,000
425,000		Gaming and Leisure Properties, Inc	16,392,250
450,000		National Storage Affiliates Trust	12,829,500
205,000		Public Storage, Inc	44,644,900
675,000		QTS Realty Trust, Inc	30,368,250
220,000	*	SBA Communications Corp	43,925,200
600,000		VICI Properties, Inc	13,128,000
1,500,000		Weyerhaeuser Co	39,510,000
		TOTAL SPECIALIZED REITS	620,410,700

		TOTAL COMMON STOCKS (Cost $1,582,908,956)	2,246,561,550

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2019 Annual Report	13

Portfolio of investments	concluded

Real Estate Securities Fund  ■  March 31, 2019

Principal	Issuer	Rate	Maturity date	Value
SHORT-TERM INVESTMENTS—3.6%
GOVERNMENT AGENCY DEBT—1.1%
$25,000,000	Federal Home Loan Bank (FHLB)	2.250%	04/01/19	$25,000,000
	TOTAL GOVERNMENT AGENCY DEBT			25,000,000
TREASURY DEBT—2.5%
23,525,000	United States Treasury Bill	2.371	04/02/19	23,523,448
18,825,000	United States Treasury Bill	2.398	04/11/19	18,812,513
17,865,000	United States Treasury Bill	2.372	04/16/19	17,847,200
	TOTAL TREASURY DEBT			60,183,161

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $85,183,280)			85,183,161

	TOTAL INVESTMENTS-99.5%
	(Cost $1,668,092,236)			2,331,744,711
	OTHER ASSETS & LIABILITIES, NET—0.5%			11,752,844
	NET ASSETS-100.0%			$2,343,497,555

Abbreviation(s):

ADR	American Depository Receipt
REIT	Real Estate Investment Trust

* Non-income producing

14	2019 Annual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Statement of assets and liabilities

Real Estate Securities Fund  ■  March 31, 2019

ASSETS
Portfolio investments, at value†	$2,331,744,711
Cash	19,074
Receivable from Fund shares sold	3,572,202
Dividends and interest receivable	8,757,488
Other	202,412
Total assets	2,344,295,887
LIABILITIES
Management fees payable	153,145
Service agreement fee payable	15,578
Distribution fee payable	62,329
Due to affiliates	35,336
Payable for Fund shares redeemed	271,067
Payable for trustee compensation	140,485
Accrued expenses and other payables	120,392
Total liabilities	798,332
NET ASSETS	$2,343,497,555

NET ASSETS CONSIST OF:
Paid-in-capital	$1,658,294,534
Total distributable earnings (loss)	685,203,021
NET ASSETS	$2,343,497,555

INSTITUTIONAL CLASS:
Net assets	$1,582,056,062
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	93,739,109
Net asset value per share	$16.88

ADVISOR CLASS:
Net assets	$5,366,125
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	317,763
Net asset value per share	$16.89

PREMIER CLASS:
Net assets	$77,572,494
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	4,592,836
Net asset value per share	$16.89

RETIREMENT CLASS:
Net assets	$424,963,038
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	24,151,288
Net asset value per share	$17.60

RETAIL CLASS:
Net assets	$253,539,836
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	15,141,979
Net asset value per share	$16.74
† Portfolio investments, cost	$1,668,092,236

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2019 Annual Report	15

Statement of operations

Real Estate Securities Fund  ■  For the year ended March 31, 2019

INVESTMENT INCOME
Dividends	$54,070,947
Interest	996,909
Payment from affiliate	133,769
Total income	55,201,625

EXPENSES
Management fees	10,091,066
Shareholder servicing — Institutional Class	4,884
Shareholder servicing — Advisor Class	2,949
Shareholder servicing — Premier Class	123
Shareholder servicing — Retirement Class	943,042
Shareholder servicing — Retail Class	116,168
Distribution fees — Premier Class	104,056
Distribution fees — Retail Class	586,423
Administrative service fees	113,147
Trustee fees and expenses	27,128
Other expenses	419,185
Total expenses	12,408,171
Net investment income (loss)	42,793,454

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Net realized gain (loss) on total investments	37,194,530
Net change in unrealized appreciation (depreciation) on total investments	288,809,624
Net realized and unrealized gain (loss) on total investments	326,004,154
Net increase (decrease) in net assets from operations	$368,797,608

16	2019 Annual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Statements of changes in net assets

Real Estate Securities Fund  ■  For the year ended

		March 31, 2019	March 31, 2018[a]
OPERATIONS
Net investment income (loss)		$42,793,454	$41,349,998
Net realized gain (loss) on total investments		37,194,530	89,574,025
Net change in unrealized appreciation (depreciation) on total investments		288,809,624	(58,172,469)
Net increase (decrease) in net assets from operations		368,797,608	72,751,554
DISTRIBUTIONS TO SHAREHOLDERS[b,c]
	Institutional Class	(45,428,164)	(103,938,461)
	Advisor Class	(71,605)	(76,480)
	Premier Class	(2,130,333)	(5,957,557)
	Retirement Class	(10,747,325)	(25,846,641)
	Retail Class	(6,888,099)	(17,297,796)
Total distributions		(65,265,526)	(153,116,935)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	235,149,394	227,163,059
	Advisor Class	4,227,302	686,249
	Premier Class	11,003,016	11,591,531
	Retirement Class	38,730,225	35,295,906
	Retail Class	24,347,837	23,562,126
Reinvestments of distributions:	Institutional Class	45,352,947	103,748,137
	Advisor Class	68,234	63,622
	Premier Class	2,130,079	5,957,025
	Retirement Class	10,746,952	25,846,507
	Retail Class	6,510,153	16,315,857
Redemptions:	Institutional Class	(202,117,221)	(428,658,680)
	Advisor Class	(591,761)	(27,334)
	Premier Class	(24,608,485)	(30,222,658)
	Retirement Class	(29,768,910)	(30,632,909)
	Retail Class	(33,963,216)	(32,274,184)
Net increase (decrease) from shareholder transactions		87,216,546	(71,585,746)
Net increase (decrease) in net assets		390,748,628	(151,951,127)
NET ASSETS
Beginning of period		1,952,748,927	2,104,700,054
End of period		$2,343,497,555	$1,952,748,927

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2019 Annual Report	17

Statements of changes in net assets	concluded

Real Estate Securities Fund  ■  For the year ended

		March 31, 2019	March 31, 2018[a]
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	15,301,662	14,613,058
	Advisor Class	267,847	44,245
	Premier Class	706,565	755,919
	Retirement Class	2,389,925	2,170,981
	Retail Class	1,593,547	1,537,000
Shares reinvested:	Institutional Class	2,872,596	6,720,395
	Advisor Class	4,286	4,128
	Premier Class	134,882	385,593
	Retirement Class	653,490	1,608,135
	Retail Class	415,946	1,064,397
Shares redeemed:	Institutional Class	(13,120,071)	(27,249,380)
	Advisor Class	(38,661)	(1,844)
	Premier Class	(1,657,992)	(1,882,116)
	Retirement Class	(1,860,513)	(1,901,427)
	Retail Class	(2,217,333)	(2,103,288)
Net increase (decrease) from shareholder transactions		5,446,176	(4,234,204)

[a]	Prior period amounts have been conformed to current year presentation. See notes to financial statements, Note 1—organization and significant accounting policies for further details.
[b]	The composition and per share amounts of the Funds’ distributions are presented in the Financial highlights. The distribution information for the Funds as of its most recent tax year end is presented within the notes to the financial statements, Note 5—distributions to shareholders and other tax items.
[c]	For the fiscal year ended March 31, 2018, the distributions to shareholders were characterized as “From net investment income” and “From realized gains.” See notes to financial statements, Note 1 – organization and significant accounting policies for further details.

18	2019 Annual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

[This page intentionally left blank.]

TIAA-CREF Real Estate Securities Fund ■ 2019 Annual Report	19

Financial highlights

Real Estate Securities Fund

		Selected per share data
			Gain (loss) from investment operations
For the		Net asset	Net		Net realized & unrealized		Total gain	Less distributions from		Total
period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	)	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions
Institutional Class
3/31/19		$14.65	$0.33		$2.40		$2.73	$(0.36)	$(0.14)	$(0.50)
3/31/18		15.31	0.32		0.26		0.58	(0.28)	(0.96)	(1.24)
3/31/17		15.44	0.27		0.15		0.42	(0.32)	(0.23)	(0.55)
3/31/16		15.92	0.36		0.15		0.51	(0.34)	(0.65)	(0.99)
3/31/15		13.20	0.26		2.97		3.23	(0.25)	(0.26)	(0.51)
Advisor Class
3/31/19		14.66	0.18		2.54		2.72	(0.35)	(0.14)	(0.49)
3/31/18		15.32	0.31		0.25		0.56	(0.26)	(0.96)	(1.22)
3/31/17		15.44	0.18		0.24		0.42	(0.31)	(0.23)	(0.54)
3/31/16	‡	15.38	0.11		0.80		0.91	(0.20)	(0.65)	(0.85)
Premier Class
3/31/19		14.66	0.30		2.41		2.71	(0.34)	(0.14)	(0.48)
3/31/18		15.32	0.30		0.25		0.55	(0.25)	(0.96)	(1.21)
3/31/17		15.44	0.25		0.16		0.41	(0.30)	(0.23)	(0.53)
3/31/16		15.93	0.34		0.14		0.48	(0.32)	(0.65)	(0.97)
3/31/15		13.21	0.25		2.96		3.21	(0.23)	(0.26)	(0.49)
Retirement Class
3/31/19		15.25	0.30		2.51		2.81	(0.32)	(0.14)	(0.46)
3/31/18		15.90	0.30		0.25		0.55	(0.24)	(0.96)	(1.20)
3/31/17		16.00	0.25		0.16		0.41	(0.28)	(0.23)	(0.51)
3/31/16		16.47	0.34		0.14		0.48	(0.30)	(0.65)	(0.95)
3/31/15		13.64	0.23		3.07		3.30	(0.21)	(0.26)	(0.47)
Retail Class
3/31/19		14.54	0.28		2.38		2.66	(0.32)	(0.14)	(0.46)
3/31/18		15.21	0.28		0.24		0.52	(0.23)	(0.96)	(1.19)
3/31/17		15.33	0.24		0.14		0.38	(0.27)	(0.23)	(0.50)
3/31/16		15.82	0.32		0.14		0.46	(0.30)	(0.65)	(0.95)
3/31/15		13.12	0.22		2.95		3.17	(0.21)	(0.26)	(0.47)
‡	Advisor Class commenced operations on December 4, 2015.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[u]	Income reflects voluntary compensation from Advisors in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if Advisors had purchased the research services directly. The total return and net investment income ratio displayed excludes this item.

20	2019 Annual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

					Ratios and supplemental data

							Ratios to average net assets
Net asset value, end of period	Total return		Total return excluding payment from affiliates	[u]	Net assets at end of period (in thousands	)	Gross expense		Net expense		Net investment income (loss	)	Net investment income (loss excluding payments from affiliates	) [u]	Portfolio turnover rate

$16.88	18.91%		18.90%		$1,582,056		0.51%		0.51%		2.13%		2.12%		34%
14.65	3.45		3.44		1,298,830		0.51		0.51		2.08		2.07		30
15.31	2.82		2.79		1,448,714		0.51		0.50		1.79		1.76		52
15.44	3.76		3.76		1,288,020		0.51		0.47		2.44		2.44		33
15.92	24.80		24.80		1,379,388		0.52		0.52		1.79		1.79		29

16.89	18.76		18.75		5,366		0.64		0.64		1.19		1.18		34
14.66	3.31		3.30		1,235		0.65		0.65		1.98		1.98		30
15.32	2.82		2.80		579		0.56		0.56		1.20		1.18		52
15.44	6.37	[b]	6.37	[b]	107		0.73	[c]	0.61	[c]	2.47	[c]	2.47	[c]	33

16.89	18.72		18.71		77,572		0.66		0.66		1.97		1.96		34
14.66	3.28		3.27		79,281		0.66		0.66		1.94		1.94		30
15.32	2.73		2.70		94,236		0.66		0.65		1.66		1.63		52
15.44	3.54		3.54		85,298		0.66		0.61		2.31		2.31		33
15.93	24.59		24.59		65,159		0.67		0.67		1.72		1.72		29

17.60	18.67		18.66		424,963		0.76		0.76		1.88		1.87		34
15.25	3.12		3.11		350,291		0.76		0.76		1.85		1.84		30
15.90	2.66		2.63		335,327		0.76		0.75		1.58		1.55		52
16.00	3.42		3.42		317,204		0.76		0.72		2.19		2.19		33
16.47	24.50		24.50		370,757		0.77		0.77		1.53		1.53		29

16.74	18.50		18.49		253,540		0.81		0.81		1.86		1.85		34
14.54	3.09		3.08		223,112		0.81		0.81		1.79		1.78		30
15.21	2.59		2.56		225,844		0.82		0.81		1.55		1.52		52
15.33	3.40		3.40		234,588		0.82		0.77		2.15		2.15		33
15.82	24.41		24.41		239,535		0.83		0.83		1.49		1.49		29

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2019 Annual Report	21

Notes to financial statements

Real Estate Securities Fund

Note 1—organization and significant accounting policies

The TIAA-CREF Real Estate Securities Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust that is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Fund offers its shares, without a sales load, through its principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Fund. The Fund offers five share classes: Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.

Security valuation: The Fund’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.

22	2019 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of the Fund are allocated on a pro rata basis to each class of shares of the Fund, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that the Fund distributes all taxable income each year and complies with various other Code requirements. The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. The Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended March 31, 2019, permanent book and tax differences resulting primarily from the utilization of tax equalization credits were identified and reclassified among the components of the Fund’s net assets. Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by these reclassifications.

Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.

TIAA-CREF Real Estate Securities Fund ■ 2019 Annual Report	23

Notes to financial statements

Trustee compensation: The Fund pays the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Fund until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of Operations.

New accounting pronouncement: In August 2018, FASB issued ASU 2018-13, Fair Value Measurement: Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. ASU 2018-13 removes or modifies certain disclosures required for fair value measurements. This guidance is effective for fiscal years beginning after December 15, 2019. Management early implemented this accounting pronouncement as of December 31, 2018. This implementation did not have a material impact on the Fund’s financial statements and various filings. Refer to Note 2 for further details.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes Investment Company reporting by requiring the filing of new Forms N-CEN and N-PORT, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and various filings. The requirements of this final rule in relation to Form N-CEN must be complied with by June 1, 2018. In December 2017, the Commission issued Temporary Final Rule Release No. 33-10442, which delayed the filing requirements related to Form N-PORT from June 1, 2018 to April 2019, but still requires the Funds to maintain the data that would have been filed on Form N-PORT during the deferral period. Form N-CEN and the data requirements of Form N-PORT were implemented on June 1, 2018 and did not have an impact on net assets or results of operations.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires Funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule, in relation to the establishment of the liquidity risk management program and the 15% illiquid investment limit, were implemented by the December 1, 2018 compliance date. This portion of the implementation did not have a material impact on the Funds’ financial statements and various filings. In February 2018, the Commission issued Release No. IC-33142, which delayed certain compliance requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs from December 1, 2018 to June 1, 2019. Management is currently assessing the impact of these provisions on the Funds’ financial statements and various filings.

24	2019 Annual Report ■ TIAA-CREF Real Estate Securities Fund

continued

In August 2018, the Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This final rule amends certain disclosure requirements that have become redundant or outdated in light of other Commission disclosure requirements, U.S. GAAP or changes in the information environment. This rule eliminates the requirements for funds to present the components of distributable earnings on the balance sheet and parenthetically on the statement of changes in net assets. This final rule was effective for filings after November 5, 2018. Management has implemented the above changes for the current reporting period. In addition, certain amounts within each Fund’s Statement of changes in net assets for the prior fiscal period have been modified to conform to the current year’s presentation of distributable earnings. This change did not impact the total amount of distributable earnings from the prior period.

The Fund’s distributions from the prior fiscal period were paid from net investment income and realized gains as shown below in the following table:

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Institutional Class	$(24,195,778)
Advisor Class	(16,146)
Premier Class	(1,320,240)
Retirement Class	(5,145,725)
Retail Class	(3,379,733)
From realized gains:
Institutional Class	(79,742,683)
Advisor Class	(60,334)
Premier Class	(4,637,317)
Retirement Class	(20,700,916)
Retail Class	(13,918,063)
Total distributions	$(153,116,935)

For the prior fiscal period, the following Undistributed net investment income (loss) included in net assets was disclosed:

Undistributed net investment income (loss) included in net assets	$9,594,895

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

TIAA-CREF Real Estate Securities Fund ■ 2019 Annual Report	25

Notes to financial statements

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Fund’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized as Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

26	2019 Annual Report ■ TIAA-CREF Real Estate Securities Fund

continued

The following table summarizes the market value of the Fund’s investments as of March 31, 2019, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Real Estate Securities
Equity investments*	$2,246,561,550	$—	$—	$2,246,561,550
Short-term investments	—	85,183,161	—	85,183,161
Total	$2,246,561,550	$85,183,161	$—	$2,331,744,711

* For detailed categories, see the accompanying Portfolio of investments.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, the Fund pays Advisors a monthly fee based on the annual rate of between 0.35% and 0.50% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. The investment management fee effective rate is 0.48% as of March 31, 2019. The fee range represents a breakpoint schedule that reduces investment management fees as the Fund’s net assets increase. The Fund has also entered into an Administrative Service Agreement with Advisors under which the Fund pays Advisors for its costs in providing certain administrative and compliance services to the Fund.

Under the terms of a Retirement Class Service Agreement, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class shares of the Fund compensated TPIS for providing distribution, promotional, and shareholder services to the Retail Class shares of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of the Fund is subject to a distribution Rule 12b-1 plan that compensated TPIS for providing distribution, promotional, and shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class shares.

Advisors has agreed to reimburse the Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.57% of average daily net assets for the Institutional Class shares; 0.72% of average daily net assets for the Advisor Class shares; 0.72% of average daily net assets for the Premier Class shares; 0.82% of average daily net assets for the Retirement Class shares; and 0.96% of the average daily net assets for the Retail Class shares. The expense reimbursement arrangements will continue through at least July 31, 2019, unless changed with approval of the Board.

TIAA-CREF Real Estate Securities Fund ■ 2019 Annual Report	27

Notes to financial statements

Income, reflected in Payment from affiliate on the Statement of Operations, reflects voluntary compensation from Advisors in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if Advisors had purchased the research services directly.

The Fund may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the year ended March 31, 2019, these transactions did not materially impact the Fund.

At March 31, 2019, TIAA Access, a registered separate account of TIAA, owned 13% of the Fund’s shares.

TIAA-CREF Tuition Financing, Inc. (“TFI”), a wholly owned direct subsidiary of TIAA, is a registered investment adviser that provides program management services to multiple qualified tuition programs formed under Section 529 of the Internal Revenue Code (“529 Plans”). These 529 Plans, each of which operates independently, invest a portion of their assets in the Fund. As of March 31, 2019, one 529 Plan owned 12% of the Real Estate Securities Fund.

Companies in which the Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. As of March 31, 2019, there were no affiliated investments.

Note 4—investments

Net unrealized appreciation (depreciation): At March 31, 2019, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation	)	Net unrealized appreciation (depreciation	)
$1,678,641,622	$662,342,298	$(9,239,209)		$653,103,089

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as upfront fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for the Fund for the year ended March 31, 2019 were as follows:

Non-U.S.	Non-U.S.
government	government
purchases	sales
$735,486,526	$698,482,163

28	2019 Annual Report ■ TIAA-CREF Real Estate Securities Fund

continued

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended March 31, 2019, and the year ended March 31, 2018, was as follows:

		Long-term
	Ordinary income	capital gains	Total
3/31/2019	$47,026,913	$ 18,238,613	$ 65,265,526
3/31/2018	34,057,622	119,059,313	153,116,935

As of March 31, 2019, the components of accumulated earnings on a tax basis consisted of $3,911,506 of undistributed ordinary income, $28,312,280 of undistributed long-term capital gains, and $653,103,089 of unrealized appreciation.

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales and the treatment of short term gain as ordinary income for tax purposes.

Note 6—inter-fund lending program

Pursuant to an exemptive order issued by the Commission, the Fund may participate in an inter-fund lending program. This program allows the Fund to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that the Fund may not borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, the Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the year ended March 31, 2019, there were no inter-fund borrowing or lending transactions.

Note 7—line of credit

The Fund participates in a $1.25 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 19, 2018 expiring on June 18, 2019, replacing the previous $1.5 billion facility, which expired June 2018. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Fund is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended March 31, 2019, there were no borrowings under this credit facility by the Fund.

TIAA-CREF Real Estate Securities Fund ■ 2019 Annual Report	29

Notes to financial statements	concluded

Note 8—indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Fund’s organizational documents, the trustees and officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be unlikely.

30	2019 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Report of independent registered
public accounting firm

To the Board of Trustees of TIAA-CREF Funds and Shareholders of TIAA-CREF Real Estate Securities Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of TIAA-CREF Real Estate Securities Fund (one of the funds constituting TIAA-CREF Funds, hereafter referred to as the “Fund”) as of March 31, 2019, the related statement of operations for the year ended March 31, 2019, the statement of changes in net assets for each of the two years in the period ended March 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2019 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

May 22, 2019

We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

TIAA-CREF Real Estate Securities Fund ■ 2019 Annual Report	31

Important tax information (unaudited)

For the year ended March 31, 2019, the Fund designates distributions of $0 and $19,151,849 (or the maximum amount allowable), as being from Section 1250 gains and net long-term capital gains, respectively.

For the year ended March 31, 2019, the Fund designates 0.76% (or the maximum amount allowable) of ordinary income dividends paid as qualified dividend income.

For the year ended March 31, 2019, the Fund designates 0.76% (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

For the year ended March 31, 2019, the Fund designates 73.44% (or the maximum amount allowable) of ordinary income dividends paid as qualified business income (“QBI”) for individuals under Section 199A of the Internal Revenue Code.

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2019, which will be reported in conjunction with your 2019 Form 1099-DIV.

By early 2020, shareholders should receive their Form 1099-DIV and a tax information letter from the Fund. For your specific situation, we recommend that you consult a professional tax adviser.

32	2019 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Trustees and officers (unaudited)

TIAA-CREF Funds  ■  April 14, 2019

Trustees

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	89	Director, Save the Children Federation, Inc.; Investment Committee Member, Maine Community Foundation and the Elmina B. Sewall Foundation.
Janice C. Eberly c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2018.	James R. and Helen D. Russell Professor of Finance at the Kellogg School of Management at Northwestern University (2002–2011 and since 2013), Chair of the Finance Department (2005–2007). Assistant Secretary for Economic Policy at the United States Department of the Treasury (2011–2013).	89	Member of the Board of the Office of Finance of the Federal Home Loan Banks; Director, Avant, LLC.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	89	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.

TIAA-CREF Real Estate Securities Fund ■ 2019 Annual Report	33

Trustees and officers (unaudited)	continued

TIAA-CREF Funds  ■  April 14, 2019

Trustees — concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Trustee	Indefinite term. Trustee since 2007.	Chief Executive Officer (since 2014) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC; Chief Operating Officer, DDJ Capital Management (2003–2006).	89	Director of Copper Rock Capital Partners, LLC (investment adviser); Trustee, Dexter Southfield School.
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	89	Director, Commonwealth (non-profit organization).
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Chairman of the Board and Trustee	Indefinite term. Trustee since 2011. Chairman for term ending July 1, 2021. Chairman since September 13, 2017.	Advisory Director (2010–2011), Partner (2004–2010) and Managing Director (1999–2004), Co-Head of Global Cash and Fixed Income Portfolio Management Team (2002–2010), Goldman Sachs Asset Management.	89	Director and Chair of the Finance and Investment Committee, Aflac Incorporated; Director and Investment Committee Member, Sansum Clinic; Director, ParentSquare; Investment Committee Member, Cottage Health System; Member, University of California at Santa Barbara Arts and Lectures Advisory Council.

34	2019 Annual Report ■ TIAA-CREF Real Estate Securities Fund

James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996); Affiliated Faculty Member of the Finance Group, Alfred P. Sloan School of Management (since 2014); Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Program Director, NBER (1990–2008).	89	Director, National Bureau of Economic Research and the Alfred P. Sloan Foundation; Member, Congressional Budget Office Panel of Economic Advisers.
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (1991–2018); Chairman and Chief Executive Officer (1991–2016) and Chief Investment Officer (1991–2013) and Chief Compliance Officer (2015–2016), NCM Capital Management Group, Inc.; Chairman, Chief Executive Officer (2003–2016), Chief Investment Officer (2003–2013) and Chief Compliance Officer (2015–2016), NCM Capital Advisers Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	89	N/A
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Trustee	Indefinite term. Trustee since 2006.	Charles E. and Sarah M. Seay Regents Chair of Finance (since 2002), Co-Executive Director, Social Innovation Initiative (since 2015), Director, AIM Investment Center (2000–2016), Associate Dean for Research (2011–2016), Chairman, Department of Finance (2002–2011) and Professor (since 1987), McCombs School of of Texas at Austin.	89	Member of the Board of Governors of the Investment Company Institute, the Governing Council of Independent Directors Council (an association for mutual fund directors); and Investment Advisory Committee, Employees Retirement Business, University System of Texas.

TIAA-CREF Real Estate Securities Fund ■ 2019 Annual Report	35

Trustees and officers (unaudited)	concluded

TIAA-CREF Funds  ■  April 14, 2019

Officers

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Vijay Advani TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1960	Executive Vice President	One-year term. Executive Vice President since 2018.	Chief Executive Officer, Nuveen. Executive Vice President of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex.”) Prior to joining Nuveen, Mr. Advani served as Co-President of Franklin Resources, Inc. (Franklin Templeton Investments).
Mona Bhalla TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1969	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director and Corporate Secretary since 2017.	Senior Managing Director, Corporate Secretary of Teachers Insurance and Annuity Association of America (“TIAA”) and the TIAA-CREF Fund Complex. Prior to joining TIAA, Ms. Bhalla served as Senior Vice President, Counsel and Corporate Secretary of AllianceBernstein L.P.
Richard S. Biegen TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Chief Compliance Officer since 2008.	Senior Managing Director, TIAA. Chief Compliance Officer of the TIAA-CREF Fund Complex.
Bradley Finkle TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Executive Officer and President	One-year term. Principal Executive Officer and President since 2017.	Senior Managing Director, Chief Operating Officer, Nuveen. Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds. Formerly, Senior Managing Director, Co-Head of Nuveen Equities & Fixed Income and President of TIAA Investments.

36	2019 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Jose Minaya TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1971	Executive Vice President	One-year term. Executive Vice President since 2018.	Executive Vice President, Chief Investment Officer and President, Nuveen Global Investments. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Senior Managing Director, President, Global Investments, TIAA.
Phillip T. Rollock TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President and Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2018.	Executive Vice President, Chief Legal Officer, TIAA and the TIAA-CREF Fund Complex. Formerly, Senior Managing Director, Deputy General Counsel and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex.
Christopher A. Van Buren TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President	One-year term. Executive Vice President since 2018.	Executive Vice President, Chief Risk Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Van Buren served as Managing Director, Group Risk Control of UBS.
E. Scott Wickerham TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2017.	Senior Managing Director, Head of Fund Administration, Nuveen. Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Separate Account VA-1; and Treasurer of CREF. Formerly, Managing Director, Head, TC Fund Administration, Nuveen.
Sean N. Woodroffe TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Executive Vice President	One-year term. Executive Vice President since 2018.	Senior Executive Vice President, Chief Human Resources Officer of TIAA. Executive Vice President of the TIAA- CREF Fund Complex. Prior to joining TIAA, Mr. Woodroffe served as Chief People Officer at National Life Group.

TIAA-CREF Real Estate Securities Fund ■ 2019 Annual Report	37

Approval of investment

management agreement (unaudited)

Board renewal of the investment management agreement for the TIAA-CREF Real Estate Securities Fund

The Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust on behalf of each of its series. Under the Agreement, Advisors is responsible for providing investment advisory services to each series of the Trust and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement with respect to the TIAA-CREF Real Estate Securities Fund (the “Fund”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for the Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent Trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. None of the Trustees are interested persons of the Trust under the 1940 Act. Rather, they are all deemed to be independent Trustees.

Overview of the renewal process

The Board held a meeting on March 28, 2019, at which it considered the annual renewal of the Agreement with respect to the Fund using the process established by the Board. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee or certain of its designated members worked with Advisors, other Board members and legal counsel to the Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals.

Among other matters, the Operations Committee or certain of its designated members, following its consultations with Advisors’ representatives, the Trustees, legal counsel to the Trustees and legal counsel to Advisors and the Trust, confirmed or established certain guidance regarding the preparation of reports to be provided to the Board with respect to the Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., which is an independent provider of investment company data. Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee or certain of its designated members on behalf of the Board, Broadridge produced, among other information, comparative performance and expense data regarding the Fund, including data relating to the Fund’s management fee rate, total expense ratio, short-term and long-term investment performance and portfolio turnover rate.

38	2019 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Broadridge compared this data, as relevant, for the Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge, and also compared the performance of the Fund against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Board reviewed, the methodologies Broadridge employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its materials is to provide an objective view of the Fund’s relative position regarding the level of fees, expenses and total return performance against a competitive peer group and universe selected by Broadridge (and not Advisors or the Board). The Board considered the propriety of the Fund’s applicable peer group as selected by Broadridge and use of the Institutional Class as the base class for comparison purposes.

Among other matters, the Board also requested and received additional information from Advisors to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by Advisors with respect to its services to the Fund pursuant to the Agreement.

In advance of the Board meeting held on March 28, 2019, legal counsel for the Trustees requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for the Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to the Fund’s investment performance, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of the Fund’s management fee rate and performance to any other accounts with comparable strategies managed by Advisors or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Fund in addition to the Fund’s direct fee payments to Advisors pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Fund at current and foreseeable asset levels, insurance coverage, portfolio trading, soft dollar usage and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Fund; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Fund and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement.

TIAA-CREF Real Estate Securities Fund ■ 2019 Annual Report	39

Approval of investment

management agreement (unaudited)

The Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service. Prior to the March 28, 2019 meeting, the Board met informally to review and discuss Advisors’ materials, which led to the Trustees providing additional questions to, and requesting additional information, from Advisors. Subsequently, at the March 2019 meeting, the Trustees were given the opportunity to and did ask additional questions and they reviewed responses from Advisors to the Board’s follow-up questions and requests presented by the Board after its initial review of the information described above.

In considering whether to renew the Agreement with respect to the Fund, the Board reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) how such economies of scale are shared with the Fund for the benefit of its investors, such as through management fee breakpoints; (7) comparisons of the services provided by Advisors to, and the fee rates and performance of, the Fund to other clients to whom Advisors provides comparable services; and (8) any other benefits derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.

In addition to the general session meeting that included Advisors’ personnel, the Trustees met in private sessions, at which no Advisors’ representatives were present, to discuss the proposed renewal of the Agreement for the Fund. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the contract renewal process includes a series of meetings leading up to the March 28, 2019 meeting, the oversight and evaluation of Advisors’ services to the Fund by the Board and its Committees is ongoing. The Board, as well as its Committees, reviewed reports on various investment and operational topics that had been identified by the Board or its Committees for review in the year since the last annual renewal process. Further, at regularly scheduled meetings of the Board, the Board and the Investment Committee receive and review, among other matters, information regarding the performance of the Fund. Thus, in reaching its decisions regarding the renewal of the Agreement for the Fund, the Board took into account the information described herein and other information provided to the Board and its Committees throughout the year.

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-level basis. In deciding whether to renew

40	2019 Annual Report ■ TIAA-CREF Real Estate Securities Fund

continued

the Agreement for the Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for the Fund. At its meeting on March 28, 2019, all Board members voted unanimously to renew the Agreement for the Fund. Set forth below is a summary of the primary factors the Board considered with respect to the Fund.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the Fund since its operations commenced. Investment professionals at Advisors also manage various funds and accounts of the College Retirement Equities Fund, the TIAA-CREF Life Funds and TIAA Separate Account VA-1, as well as advise and sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Fund, including conducting research, identifying investments and placing orders to buy and sell securities for the Fund’s investment portfolio; active daily monitoring of the Fund’s investment portfolio; reporting on the investment performance and other metrics of the Fund to the Board on a regular basis; responding to Fund flows; compliance monitoring; coordinating the activities of the Fund’s service providers; and overseeing the provision of various administrative services to the Fund. The Board considered that Advisors has carried out these responsibilities in a competent and professional manner. The Board also considered that Advisors has committed significant resources to supporting the series of the Trust, including the Fund. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Fund.

The Board also considered, among other factors, the performance of the Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

During its review, the Board noted its ongoing efforts to examine the level of personnel and other resources available to Advisors to provide portfolio management and other services to the Fund, including the impact of recent and anticipated operational changes on such resources, so as to assess the adequacy of the resources devoted to these services.

Investment performance

The Board considered the investment performance of the Fund over the one-, three-, five- and ten-year periods. The Board considered the Fund’s performance as compared to its peer group and peer universe and its benchmark index. For details

TIAA-CREF Real Estate Securities Fund ■ 2019 Annual Report	41

Approval of investment

management agreement (unaudited)

regarding the Fund’s performance, see the synopsis below. The Board concluded that, under the totality of circumstances considered, the investment performance of the Fund was reasonable.

Cost and profitability

The Board considered financial and profitability data relating to Advisors’ services to the Funds for the calendar year 2018. The Board considered Advisors’ profit calculations with respect to its services to the Fund both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having a management fee rate that permits Advisors to maintain and improve the quality of services provided to the Fund and recognized the entrepreneurial and other risks assumed by Advisors in managing the Fund. The Board considered that Advisors calculated that it had earned profits with respect to the Fund under the Agreement for the one-year period ended December 31, 2018. The Board concluded that the profits earned by Advisors in 2018 from its services to the Fund were reasonable in light of various relevant factors.

Fees charged by other advisers

The Board considered comparative information regarding the Fund’s contractual and effective management fee rates and the contractual and effective management fee rates paid by similar mutual funds to other advisers, as analyzed by Broadridge and reflected in the synopsis below. The Board determined that the management fee rate charged to the Fund under the Agreement typically was lower than the management fee rates charged to most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between the Fund and its comparable mutual funds. The Board considered Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Fund’s actual management fee rate compares to those of peer mutual funds. Additionally, the Board considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rate under the Agreement with respect to the Fund was reasonable in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of the Fund, and whether any such economies are shared with the Fund. The Board also considered the extent to which the current fee rate schedule breakpoints of the Fund affected

42	2019 Annual Report ■ TIAA-CREF Real Estate Securities Fund

continued

Advisors’ fees. The Board considered, in connection with the supporting Broadridge reports, Advisors’ position that the maximum fee rate that could be charged to the Fund based on its level of assets under the Agreement is comparatively low in relation to peer groups of mutual funds. The Board also considered Advisor’ compensation of the Fund for some of the soft dollar amounts the Fund spend on research during the year, as well as Advisors’ commitment to compensate the Fund for a certain percentage of the Fund’s soft dollar expense in 2019. Based on all factors considered, the Board concluded that the Fund’s management fee rate schedule was reasonable in light of current economies of scale considerations and the Fund’s current asset level.

Fee and performance comparisons with other Advisors clients

The Board considered that Advisors and its affiliate, TIAA-CREF Investment Management, LLC, provide investment management services to other investment companies, including foreign funds (UCITS), and separately managed accounts. The Board considered that Advisors did not currently manage any other products with comparable investment strategies to the Fund’s investment strategy. The Board also considered Advisors’ comments that, in the future, Advisors may manage client assets through additional funds and accounts with similar investment strategies. The Board also considered Advisors’ representation that, while the management fee rate charged to the Fund may differ from the management fee rates chargeable to these other funds and other accounts, this may be due in part to the fact that these other funds and accounts: (1) may involve less entrepreneurial risk on the part of Advisors; (2) may be offered in different types of markets; (3) may be provided with different types or levels of services; (4) may have different regulatory burdens; and/or (5) may target different investors.

Other benefits

The Board also considered additional benefits to Advisors and its affiliates arising from the Agreement. For example, Advisors and its affiliates may benefit from their relationship with the Fund to the extent that this relationship results in potential investors viewing Teachers Insurance and Annuity Association of America, of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both Advisors and certain funds managed by Advisors or its affiliates may benefit from economies of scale to the extent they share resources and/or personnel. Advisors may also benefit from the ability to acquire investment research related to the commission arrangements made on behalf of the Fund (i.e., soft dollars). Additionally, the Fund may be utilized as an investment option for other products and businesses of Advisors and its affiliates, such as variable products, funds of funds and 529 education savings plans.

TIAA-CREF Real Estate Securities Fund ■ 2019 Annual Report	43

Approval of investment management agreement (unaudited)	concluded

Synopsis of factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to the Fund. If the Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of the Fund. Because the Institutional Class generally has lower non-management expenses than the other classes of the Fund, the expenses and performance of these other classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below are ended December 31, 2018. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2018. Statements below regarding the Fund’s “effective management fee rate” refer to the overall effective blended fee rate that applied to the Fund after taking into account any breakpoints in the management fee rate schedule for the Fund and any applicable fee waivers and/or expense reimbursements.

•	The Fund’s annual contractual management fee rate starts at 0.50% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2018 asset level was 0.483% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both the group and universe of comparable funds selected by Broadridge for expense comparison purposes.
•	The Fund was in the 2nd, 1st, 2nd and 3rd quintiles of the group of comparable funds selected by Broadridge for performance comparison purposes, for the one-, three-, five- and ten-year periods, respectively, and in the 1st quintile of the universe of comparable funds selected by Broadridge for performance comparison purposes for the one-, three-, five- and ten-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for the Fund.

44	2019 Annual Report ■ TIAA-CREF Real Estate Securities Fund

[This page intentionally left blank.]

[This page intentionally left blank.]

[This page intentionally left blank.]

[This page intentionally left blank.]

[This page intentionally left blank.]

[This page intentionally left blank.]

How to reach us

Websites

TIAA.org

nuveen.com

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Teachers Personal Investors Services, Inc., Nuveen Securities, LLC, and TIAA-CREF Individual & Institutional Services, LLC, members FINRA and SIPC, distribute securities products.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2019 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,
730 Third Avenue, New York, NY 10017-3206

730 Third Avenue New York, NY 10017-3206	PRESORTED STANDARD U.S. POSTAGE PAID TIAA

Printed on paper containing recycled fiber

We’re fond of paper…in its original form. Switch to eDelivery at TIAA.org/eDelivery

788350	A12449 (5/19)

730 Third Avenue New York, NY 10017-3206

Printed on paper containing recycled fiber

788350	A12449 (5/19)

730 Third Avenue New York, NY 10017-3206

788350	A12449 (5/19)

TIAA-CREF Funds	March 31, 2019

TIAA-CREF
Fixed-Income Funds

The annual report contains the audited financial statements.

Fund name	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class	Class W
Bond Fund	TIBDX	TIBHX	TIDPX	TIDRX	TIORX	TBBWX
Bond Index Fund	TBIIX	TBIAX	TBIPX	TBIRX	TBILX	TBIWX
Bond Plus Fund	TIBFX	TCBHX	TBPPX	TCBRX	TCBPX	TCBWX
5–15 Year Laddered Tax-Exempt Bond Fund (formerly Tax-Exempt Bond Fund)	TITIX	TIXHX	—	—	TIXRX	—
Green Bond Fund	TGRNX	TGRKX	TGRLX	TGRMX	TGROX	—
High-Yield Fund	TIHYX	TIHHX	TIHPX	TIHRX	TIYRX	TIHWX
Inflation-Linked Bond Fund	TIILX	TIIHX	TIKPX	TIKRX	TCILX	TIIWX
Short Duration Impact Bond Fund	TSDJX	TSDHX	TSDFX	TSDDX	TSDBX	—
Short-Term Bond Fund	TISIX	TCTHX	TSTPX	TISRX	TCTRX	TCTWX
Short-Term Bond Index Fund	TNSHX	TTBHX	TPSHX	TESHX	TRSHX	TTBWX
Social Choice Bond Fund	TSBIX	TSBHX	TSBPX	TSBBX	TSBRX	—
Money Market Fund	TCIXX	TMHXX	TPPXX	TIEXX	TIRXX	—

Annual
Report

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the TIAA-CREF Funds’ (the “Funds”) annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on TIAA’s website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by either updating your account settings at TIAA.org/eDelivery, if you invest in the Funds directly or hold your Fund shares through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or by contacting your financial intermediary (such as a broker/dealer or bank) through which you hold Fund shares.

If you invest directly with the Funds or through a TIAA Account, you may elect to continue to receive all future shareholder reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 800-842-2252 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Funds or through a TIAA Account, or to all funds held through your financial intermediary.

Understanding this report

For the purposes of this report, “TIAA-CREF Funds” refers only to the TIAA-CREF Fixed-Income Funds listed on the cover of this report.

This annual report contains information about certain TIAA-CREF Funds and describes their results for the twelve months ended March 31, 2019. The report contains four main sections:

•	A letter from Brad Finkle, President of TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Investments.
•	The fund performance section compares each fund’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the issuers, industries and types of securities in which each fund had investments as of March 31, 2019.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in any fund, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Annual Report	3

Brad Finkle

Letter to investors

The U.S. bond market produced solid gains during the twelve-month period ended March 31, 2019. The overall advance was led by corporate debt securities, which continued to benefit from the long-running U.S. economic expansion, growing profits and investors in search of higher yields.

•	The broad U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 4.5%, exceeding its average annual performance for the past three-, five- and ten-year periods.
•	Institutional Class returns for three of the eleven TIAA-CREF Fixed-Income Funds exceeded the returns of their respective benchmarks. Please see page 8 for benchmark definitions. The Money Market Fund also outperformed the iMoneyNet Money Fund Averages™—All Government.
•	Of the remaining eight funds, five trailed their benchmarks by one-tenth of a percentage point or less.
•	In November 2018, TIAA-CREF introduced two new fixed-income funds—the Short Duration Impact Bond Fund and the Green Bond Fund—that seek favorable long-term total returns while also giving special consideration to environmental criteria.

The U.S. economy continued to grow throughout the period. In response, the Federal Reserve raised the federal funds target rate three times, pushing the key short-term interest-rate measure to 2.25%–2.50%. In 2019, however, the Fed took a more “patient” position toward future rate increases as concerns mounted about the pace of the global economic expansion and ongoing international trade tensions.

Short-term bond yields rose during the period, reflecting the Fed’s rate hikes, while longer-term yields declined as investors digested reports of weaker economic data globally. In March 2019, shorter-term yields briefly exceeded longer-term yields to create an “inverted yield curve,” generally considered a signal of a potential economic slowdown.

Fixed-income markets generated gains across the board during the period, with strong performance in the second half. High-yield bonds performed best, with a gain of 6.3%, but this performance was nearly matched by returns in the municipal bond market. Shorter-term bonds produced more modest gains.

All TIAA-CREF Fixed-Income Funds produced gains

All nine of the TIAA-CREF Fixed-Income Funds open to investors for the full twelve-month period generated positive returns, as did the two new funds launched in November 2018. The High-Yield Fund recorded the highest absolute gain, returning 6.6% and outperforming its benchmark. A strong performance by the retail sector—especially food and drug retailers—helped propel the Fund’s returns. The 5–15 Year Laddered Tax-Exempt Bond Fund generated a return of 5.6%, driven by gains in nearly all sectors, but it trailed its benchmark.

The Bond Plus Fund exceeded the Bloomberg Barclays U.S. Aggregate Bond Index with a gain of 4.6%, helped by holdings of corporate bonds. The Social Choice Bond Fund also benefited from corporate bond holdings to nearly match its benchmark with a return of 4.5% over the twelve months.

The Bond Fund returned 4.4% for the period but modestly underperformed its benchmark, primarily due to the effect of expenses. The Bond Index Fund, which seeks to maintain the characteristics of the aggregate bond index, slightly outperformed the benchmark with a gain of 4.6%.

4	2019 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

The Short-Term Bond Fund gained 3.0% during the twelve-month period but underperformed its benchmark by a small margin, mainly due to expenses. The Short-Term Bond Index Fund, which seeks to maintain the characteristics of the same Bloomberg Barclays 1–3 Year Government/Credit Bond Index benchmark, returned 2.9%.

The Money Market Fund gained 2.0% during the period, outpacing the 1.7% return of the iMoneyNet Money Fund Averages™—All Government.

The two new funds generated positive returns but underperformed their benchmarks between their inception on November 16, 2018, and March 31, 2019. The Green Bond Fund gained 4.7%, while the Short Duration Impact Bond Fund returned 2.0%.

A detailed overview of the fixed-income markets during the period appears in our Market Monitor on page 6. A discussion of each fund and its relative performance begins on page 10.

The economy approaches a remarkable record

If the U.S. economy continues to grow through the summer of 2019, we will bear witness to the longest-running economic expansion in history. That growth over the past decade has rewarded investors, but, as we often say, past performance is no guarantee of future results. Growth in the U.S. economy, which seemed so powerful a year ago, has moderated. And recently, Federal Reserve chairman Jerome Powell cited slower growth in Europe and China as important influences prompting the Fed to take a more cautious approach toward further interest-rate increases during the remainder of 2019.

The future is always a changing landscape. A diversified portfolio can be an important investment strategy to manage those uncertainties, though it does not guarantee against market losses. We believe a diversified portfolio that includes professionally managed fixed-income mutual funds can help produce smoother long-term results for investors.

For additional assistance, or if you have any questions about your TIAA-CREF fixed-income portfolio, please reach out to your financial advisor or call a TIAA financial consultant at 800-842-2252. We welcome the opportunity to be of service.

/s/ Brad Finkle

Brad Finkle

Chief Operating Officer, Nuveen

President of the TIAA-CREF Funds and TIAA-CREF Life Funds

TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Annual Report	5

Market monitor

Bond markets gained amid shifting economic prospects

U.S. fixed-income markets posted gains as long-term bond yields declined—despite rising short-term rates—over the twelve-month period ended March 31, 2019. Strong U.S. economic growth early in the period and a powerful labor market led the Federal Reserve to continue raising the federal funds target rate. However, as 2019 commenced, policymakers expressed a “patient” view toward further increases as concerns about global economic prospects grew. For the twelve months, U.S. investment-grade fixed-rate bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, gained 4.5%.

High-yield debt securities attracted investors willing to take on more risk for potentially greater returns. U.S. high-yield bonds, as measured by the ICE BofAML BB-B U.S. Cash Pay High Yield Constrained Index, gained 6.3%. Municipal bonds, as measured by the Bloomberg Barclays 10-Year Municipal Bond Index, also advanced 6.3%. The Bloomberg Barclays 1–3 Year Government/Credit Bond Index returned 3.0%, and the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index gained 2.7%.

U.S. economy expanded while inflation remained moderate

Real U.S. gross domestic product (GDP), which measures the value of all goods and services produced in the United States, grew at a seasonally adjusted annualized rate of 4.2% in the second calendar quarter of 2018. But the growth rate decelerated to 3.4% over the following three months and 2.2% in the fourth quarter of 2018. The unemployment rate fell from 3.9% in April 2018 to 3.8% in March 2019, declining to as low as 3.7% during the period. The labor market’s strongest performance in a half century led to wage increases.

Short-term rates rise as long-term rates decline

U.S. Treasury yields: March 31, 2018 vs. March 31, 2019

Source: U.S. Department of the Treasury

Core inflation, which includes all items except food and energy, remained moderate at an annualized rate of 2.0% at the end of March 2019. Oil prices were volatile but little changed by the end of the period. The price of West Texas Intermediate crude oil declined from $63 per barrel to $60 over the twelve months. The Organization of Petroleum Exporting Countries (OPEC), along with a coalition of oil producers led by Russia, agreed in December 2018 to reduce output in 2019 in an attempt to reduce the supply of global crude oil and raise prices.

The broad U.S. stock market, as measured by the Russell 3000® Index, gained 8.8% for the twelve months. A strong performance in the final three months of the period reversed earlier declines. Yields on short-term U.S. Treasury securities rose, while yields on longer-term government bonds declined. The yield on three-month Treasury bills exceeded the yield on 10-year Treasury bonds in March. The resulting “inverted yield curve”—in which short-term yields exceeded long-term yields—was viewed as significant, as inverted yield curves historically have preceded periods of slower growth.

Fed raised rates three times during the period

The Federal Reserve increased the federal funds target rate in June, September and December of 2018, pushing the key short-term interest-rate measure to 2.25%–2.50%. Fed officials, who have raised the rate nine times since December 2015, shifted to a more cautious approach in 2019 in the face of a decelerating U.S. economy. Chairman Jerome Powell cited slower economic growth in Europe and China as concerns.

In March, the European Central Bank announced it would hold historically low key benchmark interest rates at their present levels through 2019 and planned to offer a new round of long-term bank funding later in the year. The Bank of England, which increased its benchmark interest rate to 0.75% in August 2018, later cautioned that ongoing uncertainty over the United Kingdom’s exit from the European Union was acting as a brake on the country’s economy.

6	2019 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Funds’ holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT or Form N-Q filings. Form N-CSR filings are as of March 31 or September 30; Form N-PORT or Form N-Q filings are as of December 31 or June 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202 551 8090 for more information.

Proxy voting

In certain market conditions, the investment portfolio of a fixed-income fund may include shares of common or preferred stock. If that should occur, TIAA-CREF Funds’ ownership of stock would give it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, LLC. The members of these teams are responsible for the day-to-day investment management of the funds.

TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Annual Report	7

About the funds’ benchmarks

The Bloomberg Barclays U.S. Aggregate Bond Index measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

The Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.

The ICE BofAML BB-B U.S. Cash Pay High Yield Constrained Index measures the performance of bond securities that pay interest in cash and have a credit rating of BB or B. BofA Merrill Lynch uses a composite of Fitch Ratings, Moody’s and Standard & Poor’s credit ratings in selecting bonds for this index. These ratings measure the risk that the bond issuer will fail to pay interest or to repay principal in full. The index is market weighted, so that larger bond issues have a greater effect on the index’s return. However, the representation of any single bond issuer is restricted to a maximum of 2% of the total index.

The Bloomberg Barclays 10-Year Municipal Bond Index measures the performance of intermediate- and longer-term tax-exempt bonds. Bonds in the index must be rated investment grade (Baa3/BBB- or higher), have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million.

The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index measures the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

The Bloomberg Barclays MSCI U.S. Green Bond Index measures the performance of the U.S. market for fixed-income securities issued to fund projects with direct environmental benefits.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’ latest prospectus.

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Source: ICE Data Indices, LLC (“ICE DATA”), is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY PROVIDERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND TIAA-CREF FUNDS, OR ANY OF ITS PRODUCTS OR SERVICES.

8	2019 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2018–March 31, 2019). The examples for the funds launched on November 16, 2018, assume $1,000 was invested on that date and held until March 31, 2019.

Actual expenses

The first section in each table uses the Fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second section in each table shows hypothetical account values and expenses based on the Fund’s actual expense ratio for each share class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Annual Report	9

Bond Fund

Expense example

Six months ended March 31, 2019

Bond Fund	Beginning account value (10/1/18)	Ending account value (3/31/19)	Expenses paid during period* (10/1/18– 3/31/19)
Actual return
Institutional Class	$1,000.00	$1,046.11	$1.53
Advisor Class	1,000.00	1,045.35	2.24
Premier Class	1,000.00	1,046.34	2.30
Retirement Class	1,000.00	1,045.28	2.86
Retail Class	1,000.00	1,045.10	3.06
Class W	1,000.00	1,047.68	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,023.44	1.51
Advisor Class	1,000.00	1,022.74	2.22
Premier Class	1,000.00	1,022.69	2.27
Retirement Class	1,000.00	1,022.14	2.82
Retail Class	1,000.00	1,021.94	3.02
Class W	1,000.00	1,024.93	0.00
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2019. The Fund’s annualized six-month expense ratios for that period were 0.30% for the Institutional Class, 0.44% for the Advisor Class, 0.45% for the Premier Class, 0.56% for the Retirement Class, 0.60% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 3/31/2019
Corporate bonds	24.7
Mortgage-backed securities	21.4
U.S. Treasury securities	16.3
Foreign government & corporate bonds denominated in U.S. dollars	11.7
Asset-backed securities	7.9
Commercial mortgage-backed securities	7.4
Municipal bonds	5.8
Bank loan obligations	2.0
U.S. agency securities	0.6
Short-term investments, other assets & liabilities, net	2.2
Total	100.0

Performance for the twelve months ended March 31, 2019

The Bond Fund returned 4.38% for the Institutional Class, compared with the 4.48% return of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. The performance table shows returns for all share classes of the Fund.

Bond markets rose amid continued growth and additional rate hikes

The U.S. economy expanded at a healthy but decelerating pace during the twelve-month period, driven by a strong labor market and upbeat consumer confidence. Increasing concerns about the potential for slower global growth, as well as continuing trade tensions, helped temper U.S. growth after a powerful start to the period. The unemployment rate declined from 3.9% in April 2018 to 3.8% in March 2019 amid solid year-over-year wage growth. Core inflation, which measures all items except food and energy, rose 2.0% over the twelve months. Oil prices fluctuated throughout the period before settling at $60 a barrel on March 31, 2019—only slightly below where they started.

The Federal Reserve raised the federal funds target rate three times during the period, boosting the key short-term interest-rate measure to 2.25%–2.50%. Shorter-term bond yields rose; however, longer-term yields declined, reflecting concerns of a potential economic slowdown and lower inflation. The resulting “inverted yield curve” in March 2019—in which short-term yields exceeded long-term yields—was viewed as significant, as inverted yield curves historically have preceded periods of slower growth.

Fixed-income markets generated gains across the board during the period. The Bloomberg Barclays Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, posted a solid advance. High-yield bonds performed best but were nearly matched by municipal securities, as measured by the Bloomberg Barclays 10-Year Municipal Bond Index.

Corporate bonds and MBS drove the benchmark’s performance

All of the sectors in the Bloomberg Barclays U.S. Aggregate Bond Index posted positive returns for the reporting period. Corporate bonds, which made up nearly one-quarter of the index at period-end, returned 5.0%. Corporates continued to benefit from economic growth in the United States, as well as from healthy earnings and a higher risk appetite (in exchange for higher yields) among investors. Mortgage-backed securities (MBS), the second-largest sector in the index with a weighting of 27.7%, gained 4.5%. U.S. Treasuries, the benchmark’s largest sector at 38.1%, returned 4.2%. Smaller sectors, including municipals, commercial mortgage-backed securities (CMBS) and government credit securities, also delivered strong gains, returning 5.7%, 5.4% and 4.8%, respectively.

Fund modestly underperformed its benchmark

The Fund slightly underperformed its benchmark during the twelve-month period, primarily due to the effect of expenses. Yield curve positioning in the U.S. Treasuries sector was the most significant detractor from the Fund’s relative results. The Fund’s MBS holdings also tempered relative returns, as did a small allocation to cash.

On the positive side, an overweight in corporate bonds made the largest contribution to the Fund’s relative performance, followed by overweight positions in the asset-backed securities and CMBS sectors. The Fund’s overall yield curve positioning—how it was invested across different bond maturities—was also beneficial.

10	2019 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of March 31, 2019

Bond Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	1 year		5 years		10 years		gross	net
Institutional Class	7/1/99	4.38%		3.22%		4.42%		0.30%	0.30%
Advisor Class	12/4/15	4.37		3.18	†	4.40	†	0.38	0.38
Premier Class	9/30/09	4.32		3.06		4.28	†	0.45	0.45
Retirement Class	3/31/06	4.20		2.95		4.16		0.55	0.55
Retail Class	3/31/06	4.16		2.90		4.14		0.60	0.60
Class W	9/28/18	4.52	†	3.24	†	4.43	†	0.30	0.00
Bloomberg Barclays U.S. Aggregate Bond Index	—	4.48		2.74		3.77		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier classes and Class W that is prior to their respective inception dates is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of Advisor and Premier classes and Class W. If these actual expenses had been reflected, the performance of these three classes shown for these periods would have been different because the Advisor and Premier classes and Class W have different expenses than the Institutional Class.

$10,000 over 10 years

Institutional Class

Ending amounts are as of March 31, 2019. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 3/31/2019

Less than 1 year	4.9
1–3 years	17.4
3–5 years	16.4
5–10 years	45.4
Over 10 years	15.9
Total	100.0

Holdings by credit quality

% of fixed-income investments
(excluding short-term investments)
as of 3/31/2019

U.S. Treasury & U.S. agency securities*	35.7
Aaa/AAA	9.5
Aa/AA	8.6
A/A	14.8
Baa/BBB	23.5
Ba/BB	2.8
B/B	3.0
Below B/B	0.4
Non-rated	1.7
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 3/31/2019

Net assets	$5.93 billion
Portfolio turnover rate	138%
Portfolio turnover rate, excluding mortgage dollar-roll transactions	125%
Number of issues	1,515
Option-adjusted duration‡	5.66 years
Average maturity§	7.97 years
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Annual Report	11

Bond Index Fund

Expense example

Six months ended March 31, 2019

Bond Index Fund	Beginning account value (10/1/18)	Ending account value (3/31/19)	Expenses paid during period* (10/1/18– 3/31/19)
Actual return
Institutional Class	$1,000.00	$1,046.33	$0.56
Advisor Class	1,000.00	1,045.81	1.07
Premier Class	1,000.00	1,046.56	1.33
Retirement Class	1,000.00	1,046.01	1.84
Retail Class	1,000.00	1,045.60	2.24
Class W	1,000.00	1,046.91	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,024.38	0.56
Advisor Class	1,000.00	1,023.88	1.06
Premier Class	1,000.00	1,023.64	1.31
Retirement Class	1,000.00	1,023.14	1.82
Retail Class	1,000.00	1,022.74	2.22
Class W	1,000.00	1,024.93	0.00
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2019. The Fund’s annualized six-month expense ratios for that period were 0.11% for the Institutional Class, 0.21% for the Advisor Class, 0.26% for the Premier Class, 0.36% for the Retirement Class, 0.44% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 3/31/2019
U.S. Treasury securities	38.6
Mortgage-backed securities	27.6
Corporate bonds	20.3
Foreign government & corporate bonds denominated in U.S. dollars	8.3
Commercial mortgage-backed securities	1.8
U.S. agency securities	1.4
Asset-backed securities	0.7
Municipal bonds	0.7
Short-term investments, other assets & liabilities, net	0.6
Total	100.0

Performance for the twelve months ended March 31, 2019

The Bond Index Fund returned 4.55% for the Institutional Class, compared with the 4.48% return of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. The performance table shows returns for all share classes of the Fund.

Bond markets rose amid continued growth and additional rate hikes

The U.S. economy expanded at a healthy but decelerating pace during the twelve-month period, driven by a strong labor market and upbeat consumer confidence. Increasing concerns about the potential for slower global growth, as well as continuing trade tensions, helped temper U.S. growth after a powerful start to the period. The unemployment rate declined from 3.9% in April 2018 to 3.8% in March 2019 amid solid year-over-year wage growth. Core inflation, which measures all items except food and energy, rose 2.0% over the twelve months. Oil prices fluctuated throughout the period before settling at $60 a barrel on March 31, 2019—only slightly below where they started.

The Federal Reserve raised the federal funds target rate three times during the period, boosting the key short-term interest-rate measure to 2.25%–2.50%. Shorter-term bond yields rose; however, longer-term yields declined, reflecting concerns of a potential economic slowdown and lower inflation. The resulting “inverted yield curve” in March 2019—in which short-term yields exceeded long-term yields—was viewed as significant, as inverted yield curves historically have preceded periods of slower growth.

Fixed-income markets generated gains across the board during the period. The Bloomberg Barclays Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, posted a solid advance. High-yield bonds performed best but were nearly matched by municipal securities, as measured by the Bloomberg Barclays 10-Year Municipal Bond Index.

Corporate bonds and MBS drove the benchmark’s performance

All of the sectors in the Bloomberg Barclays U.S. Aggregate Bond Index posted positive returns for the reporting period. Corporate bonds, which made up nearly one-quarter of the index at period-end, returned 5.0%. Corporates continued to benefit from economic growth in the United States, as well as from healthy earnings and a higher risk appetite (in exchange for higher yields) among investors. Mortgage-backed securities (MBS), the second-largest sector in the index with a weighting of 27.7%, gained 4.5%. U.S. Treasuries, the benchmark’s largest sector at 38.1%, returned 4.2%. Smaller sectors, including municipals, commercial mortgage-backed securities and government credit securities, also delivered strong gains, returning 5.7%, 5.4% and 4.8%, respectively.

Fund outperformed its benchmark

For the twelve-month period, the Fund slightly outperformed its benchmark. The Fund seeks to maintain the overall characteristics of its benchmark. The Fund’s managers invest in the same sectors that are included in the benchmark and closely match the benchmark’s weightings and maturities. During the period, this portfolio had similar sector returns to its benchmark, enabling it to resemble the index’s performance.

Throughout the period, the Fund’s managers kept the Fund’s duration—a measure of its sensitivity to interest-rate changes—close to that of its benchmark. This strategy helped the Fund’s risk and reward characteristics to more closely resemble those of its benchmark.

12	2019 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of March 31, 2019

Bond Index Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	1 year		5 years		since inception		gross	net
Institutional Class	9/14/09	4.55%		2.64%		3.24%		0.12%	0.12%
Advisor Class	12/4/15	4.33		2.58	†	3.21	†	0.20	0.20
Premier Class	9/30/09	4.39		2.49		3.09	†	0.27	0.27
Retirement Class	9/14/09	4.29		2.38		2.99		0.37	0.37
Retail Class	9/14/09	4.20		2.30		2.90		0.44	0.44
Class W	9/28/18	4.59	†	2.65	†	3.25	†	0.12	0.00
Bloomberg Barclays U.S. Aggregate Bond Index	—	4.48		2.74		3.42	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier classes and Class W that is prior to their respective inception dates is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of Advisor and Premier classes and Class W. If these actual expenses had been reflected, the performance of these three classes shown for these periods would have been different because the Advisor and Premier classes and Class W have different expenses than the Institutional Class.
‡	Performance is calculated from the inception date of the Institutional Class.

$10,000 invested at Fund’s inception

Institutional Class (inception September 14, 2009)

Ending amounts are as of March 31, 2019. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 3/31/2019

Less than 1 year	2.7
1–3 years	17.8
3–5 years	26.8
5–10 years	36.6
Over 10 years	16.1
Total	100.0

Holdings by credit quality

% of fixed-income investments
(excluding short-term investments)
as of 3/31/2019

U.S. Treasury & U.S. agency securities*	67.5
Aaa/AAA	4.7
Aa/AA	3.8
A/A	10.7
Baa/BBB	13.3
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 3/31/2019

Net assets	$11.35 billion
Portfolio turnover rate	20%
Number of issues	6,387
Option-adjusted duration‡	5.80 years
Average maturity§	7.96 years
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Annual Report	13

Bond Plus Fund

Expense example

Six months ended March 31, 2019

Bond Plus Fund	Beginning account value (10/1/18)	Ending account value (3/31/19)	Expenses paid during period* (10/1/18– 3/31/19)
Actual return
Institutional Class	$1,000.00	$1,045.67	$1.53
Advisor Class	1,000.00	1,045.38	1.78
Premier Class	1,000.00	1,044.89	2.29
Retirement Class	1,000.00	1,045.35	2.80
Retail Class	1,000.00	1,045.06	3.06
Class W	1,000.00	1,048.25	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,023.44	1.51
Advisor Class	1,000.00	1,023.19	1.77
Premier Class	1,000.00	1,022.69	2.27
Retirement Class	1,000.00	1,022.19	2.77
Retail Class	1,000.00	1,021.94	3.02
Class W	1,000.00	1,024.93	0.00
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2019. The Fund’s annualized six-month expense ratios for that period were 0.30% for the Institutional Class, 0.35% for the Advisor Class, 0.45% for the Premier Class, 0.55% for the Retirement Class, 0.60% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 3/31/2019
Mortgage-backed securities	24.6
Corporate bonds	21.6
U.S. Treasury securities	14.6
Foreign government & corporate bonds denominated in U.S. dollars	13.2
Asset-backed securities	7.2
Commercial mortgage-backed securities	6.7
Municipal bonds	4.5
Bank loan obligations	2.3
Common stocks & rights	0.1
Short-term investments, other assets & liabilities, net	5.2
Total	100.0

Performance for the twelve months ended March 31, 2019

The Bond Plus Fund returned 4.56% for the Institutional Class, compared with the 4.48% return of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. The performance table shows returns for all share classes of the Fund.

Bond markets rose amid continued growth and additional rate hikes

The U.S. economy expanded at a healthy but decelerating pace during the twelve-month period, driven by a strong labor market and upbeat consumer confidence. Increasing concerns about the potential for slower global growth, as well as continuing trade tensions, helped temper U.S. growth after a powerful start to the period. The unemployment rate declined from 3.9% in April 2018 to 3.8% in March 2019 amid solid year-over-year wage growth. Core inflation, which measures all items except food and energy, rose 2.0% over the twelve months. Oil prices fluctuated throughout the period before settling at $60 a barrel on March 31, 2019—only slightly below where they started.

The Federal Reserve raised the federal funds target rate three times during the period, boosting the key short-term interest-rate measure to 2.25%–2.50%. Shorter-term bond yields rose; however, longer-term yields declined, reflecting concerns of a potential economic slowdown and lower inflation. The resulting “inverted yield curve” in March 2019—in which short-term yields exceeded long-term yields—was viewed as significant, as inverted yield curves historically have preceded periods of slower growth.

Fixed-income markets generated gains across the board during the period. The Bloomberg Barclays Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, posted a solid advance. High-yield bonds performed best but were nearly matched by municipal securities, as measured by the Bloomberg Barclays 10-Year Municipal Bond Index.

Corporate bonds and MBS drove the benchmark’s performance

All of the sectors in the Bloomberg Barclays U.S. Aggregate Bond Index posted positive returns for the reporting period. Corporate bonds, which made up nearly one-quarter of the index at period-end, returned 5.0%. Corporates continued to benefit from economic growth in the United States, as well as from healthy earnings and a higher risk appetite (in exchange for higher yields) among investors. Mortgage-backed securities (MBS), the second-largest sector in the index with a weighting of 27.7%, gained 4.5%. U.S. Treasuries, the benchmark’s largest sector at 38.1%, returned 4.2%. Smaller sectors, including municipals, commercial mortgage-backed securities (CMBS) and government credit securities, also delivered strong gains, returning 5.7%, 5.4% and 4.8%, respectively.

Fund outperformed its benchmark

The Fund outperformed its benchmark during the twelve-month period. An overweight position in the corporate bond sector, which outperformed the index, made the largest contribution to the Fund’s relative performance, followed by overweight positions in the asset-backed securities and CMBS sectors. Favorable security selection in the municipals sector also bolstered relative returns, as did the Fund’s overall yield curve positioning—or how it was invested across different bond maturities.

By contrast, the Fund’s position in the U.S. Treasuries sector detracted most from its relative results. Holdings in the government credit and MBS sectors also limited its relative performance, as did a small allocation to cash.

14	2019 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of March 31, 2019

Bond Plus Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	1 year		5 years		10 years		gross	net
Institutional Class	3/31/06	4.56%		3.36%		5.20%		0.30%	0.30%
Advisor Class	12/4/15	4.51		3.34	†	5.19	†	0.37	0.37
Premier Class	9/30/09	4.41		3.23		5.05	†	0.46	0.46
Retirement Class	3/31/06	4.30		3.13		4.95		0.55	0.55
Retail Class	3/31/06	4.33		3.06		4.90		0.62	0.62
Class W	9/28/18	4.80	†	3.41	†	5.23	†	0.30	0.00
Bloomberg Barclays U.S. Aggregate Bond Index	—	4.48		2.74		3.77		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier classes and Class W that is prior to their respective inception dates is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of Advisor and Premier classes and Class W. If these actual expenses had been reflected, the performance of these three classes shown for these periods would have been different because the Advisor and Premier classes and Class W have different expenses than the Institutional Class.

$10,000 over 10 years

Institutional Class

Ending amounts are as of March 31, 2019. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 3/31/2019

Less than 1 year	2.9
1–3 years	15.3
3–5 years	19.0
5–10 years	45.5
Over 10 years	17.3
Total	100.0

Holdings by credit quality

% of fixed-income investments
(excluding short-term investments)
as of 3/31/2019

U.S. Treasury & U.S. agency securities*	39.2
Aaa/AAA	6.2
Aa/AA	6.1
A/A	12.7
Baa/BBB	19.6
Ba/BB	5.9
B/B	5.7
Below B/B	1.0
Non-rated	3.6
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 3/31/2019

Net assets	$4.29 billion
Portfolio turnover rate	106%
Portfolio turnover rate, excluding mortgage dollar-roll transactions	90%
Number of issues	1,378
Option-adjusted duration‡	5.54 years
Average maturity§	8.01 years
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Annual Report	15

5–15 Year Laddered Tax-Exempt Bond Fund

Expense example

Six months ended March 31, 2019

5–15 Year Laddered Tax-Exempt Bond Fund	Beginning account value (10/1/18)	Ending account value (3/31/19)	Expenses paid during period* (10/1/18– 3/31/19)
Actual return
Institutional Class	$1,000.00	$1,049.31	$1.53
Advisor Class	1,000.00	1,048.90	1.94
Retail Class	1,000.00	1,047.82	2.96
5% annual hypothetical return
Institutional Class	1,000.00	1,023.44	1.51
Advisor Class	1,000.00	1,023.04	1.92
Retail Class	1,000.00	1,022.04	2.92
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2019. The Fund’s annualized six-month expense ratios for that period were 0.30% for the Institutional Class, 0.38% for the Advisor Class and 0.58% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 3/31/2019
Municipal bonds	94.6
Short-term investments, other assets & liabilities, net	5.4
Total	100.0

Performance for the twelve months ended March 31, 2019

The 5–15 Year Laddered Tax-Exempt Bond Fund returned 5.64% for the Institutional Class, compared with the 6.32% return of its benchmark, the Bloomberg Barclays 10-Year Municipal Bond Index. The performance table shows returns for all the share classes of the Fund.

Bond markets rose amid continued growth and additional rate hikes

The U.S. economy expanded at a healthy but decelerating pace during the twelve-month period, driven by a strong labor market and upbeat consumer confidence. The unemployment rate declined from 3.9% in April 2018 to 3.8% in March 2019 amid solid year-over-year wage growth. Core inflation, which measures all items except food and energy, rose 2.0% over the twelve months. Oil prices fluctuated throughout the period before settling at $60 a barrel on March 31, 2019—only slightly below where they started.

The Federal Reserve raised the federal funds target rate three times during the period, boosting the key short-term interest-rate measure to 2.25%–2.50%. Shorter-term bond yields rose; however, longer-term yields declined, reflecting concerns of a potential economic slowdown and lower inflation. The resulting “inverted yield curve” in March 2019—in which short-term yields exceeded long-term yields—was viewed as significant, as inverted yield curves historically have preceded periods of slower growth.

Fixed-income markets generated gains across the board during the period. The Bloomberg Barclays Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, posted a solid advance. High-yield bonds performed best but were nearly matched by municipal securities, as measured by the Bloomberg Barclays 10-Year Municipal Bond Index.

All benchmark sectors advanced

All of the sectors in the Bloomberg Barclays 10-Year Municipal Bond Index produced positive returns for the twelve-month period. Among the strongest performers, the leasing sector returned 7.1%. State municipals, the largest component of the benchmark by total market capitalization at period-end, gained 6.6%. The index’s next two largest sectors—local municipals and transportation—both posted solid gains of 6.3% and 6.2%, respectively. The housing sector was the weakest segment of the benchmark with a gain of 5.7%.

On March 29, 2019—the last day of trading for the period—higher-rated 10-year AAA municipal bonds yielded 2.14%, compared with a 2.41% yield on the 10-year U.S. Treasury bond. New municipal issuance during the twelve-month period was $346 million, down from $389 million for the prior period, from April 1, 2017, through March 31, 2018.

Fund advanced but underperformed its benchmark

For the twelve-month period, the Fund’s performance trailed that of its benchmark, primarily due to security selection and yield curve positioning. The largest detractor from the Fund’s relative performance was an underweight position in the state sector, which was limited by unfavorable yield curve positioning. The Fund’s holdings in the water and sewer sector, also restrained by yield curve positioning, detracted from relative performance as well. Underweight holdings in the local municipal and special tax sectors also hampered relative performance.

By contrast, the Fund’s overweight position and superior yield curve positioning in the transportation sector benefited its performance relative to the benchmark. Overweight positions in the health care and education sectors also contributed positively to the Fund’s relative returns.

16	2019 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of March 31, 2019

5–15 Year Laddered Tax-Exempt Bond Fund		Total return	Average annual total return				Annual operating expenses*
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	3/31/06	5.64%	3.24%			4.17%	0.33%	0.30%
Advisor Class	12/4/15	5.58	3.22	†	4.16	†	0.40	0.38
Retail Class	3/31/06	5.34	2.96		3.91		0.60	0.58
Bloomberg Barclays 10-Year Municipal Bond Index	—	6.32	3.88		4.82		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its respective inception date is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of Advisor Class. If these actual expenses had been reflected, the performance of Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.

$10,000 over 10 years

Institutional Class

Ending amounts are as of March 31, 2019. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 3/31/2019

Less than 1 year	1.2
1–3 years	2.6
3–5 years	2.6
5–10 years	44.9
Over 10 years	48.7
Total	100.0

Holdings by credit quality

% of fixed-income investments
(excluding short-term investments)
as of 3/31/2019

Aaa/AAA	0.2
Aa/AA	22.6
A/A	46.0
Baa/BBB	21.0
Ba/BB	2.1
B/B	1.3
Non-rated	6.8
Total	100.0

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 3/31/2019

Net assets	$271.23 million
Portfolio turnover rate	43%
Number of issues	229
Option-adjusted duration‡	6.02 years
Average maturity§	10.22 years
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Annual Report	17

Green Bond Fund

Expense example

Period ended March 31, 2019

Green Bond Fund	Beginning account value (11/16/18)	Ending account value (3/31/19)	Expenses paid during period* (11/16/18– 3/31/19)
Actual return
Institutional Class	$1,000.00	$1,047.15	$1.70
Advisor Class	1,000.00	1,046.57	2.27
Premier Class	1,000.00	1,046.57	2.27
Retirement Class	1,000.00	1,046.51	2.35
Retail Class	1,000.00	1,046.16	2.69
5% annual hypothetical return
Institutional Class	1,000.00	1,022.69	2.27
Advisor Class	1,000.00	1,021.94	3.02
Premier Class	1,000.00	1,021.94	3.02
Retirement Class	1,000.00	1,021.84	3.13
Retail Class	1,000.00	1,021.39	3.58
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the period, multiplied by 136/365. There were 136 days from the Fund’s inception on November 16, 2018, through March 31, 2019. The Fund’s annualized expense ratios for that period were 0.45% for the Institutional Class, 0.60% for the Advisor Class, 0.60% for the Premier Class, 0.62% for the Retirement Class and 0.71% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 3/31/2019
Corporate bonds	30.0
Foreign government & corporate bonds denominated in U.S. dollars	28.2
Commercial mortgage-backed securities	19.7
Asset-backed securities	7.6
Municipal bonds	4.7
Bank loan obligations	4.1
U.S. agency securities	3.0
Short-term investments, other assets & liabilities, net	2.7
Total	100.0

Performance for the period ended March 31, 2019

The Green Bond Fund was launched on November 16, 2018. From its inception date through March 31, 2019, the Fund returned 4.71% for the Institutional Class, compared with the 5.59% return of its benchmark, the Bloomberg Barclays MSCI U.S. Green Bond Index. The performance table shows returns for all share classes of the Fund.

Fund targets bond investments designed to consider environmental criteria

The Fund seeks a favorable long-term total return, while giving special consideration to certain environmental criteria. It typically invests at least 80% of its assets in a broad range of investment-grade bonds. In general, the Fund invests primarily in “green” investments, which include, but are not limited to, securities of companies that develop or provide products or services that are designed to provide environmental solutions and/or support efforts to reduce their own environmental footprint, as well as investments that support environmental projects or structured securities that are collateralized by assets supporting environmental themes.

Bond markets rose amid continued growth and additional rate hikes

The U.S. economy continued to expand during the reporting period, driven by a strong labor market and upbeat consumer confidence. The unemployment rate remained low at 3.8% in March 2019 amid continued strength in wage growth. Core inflation, which measures all items except food and energy, rose 2.0% over the twelve months ended March 31, 2019.

The Federal Reserve raised the federal funds target rate during the reporting period, boosting the key short-term interest-rate measure to 2.25%–2.50%. Shorter-term bond yields rose; however, longer-term yields declined, reflecting concerns of a potential economic slowdown and lower inflation. The resulting “inverted yield curve” in March 2019—in which short-term yields exceeded long-term yields—was viewed as significant, as inverted yield curves historically have preceded periods of slower growth.

Fixed-income markets generated gains across the board during the reporting period. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, posted a solid advance. The Bloomberg Barclays MSCI U.S. Green Bond Index gained 5.59% from the Fund’s inception date through March 31, 2019, and 3.14% during the first quarter of 2019. The benchmark’s first-quarter results surpassed the return of the Bloomberg Barclays U.S. Aggregate Bond Index, which returned 2.94%.

Fund trailed its benchmark

For the reporting period, the Fund trailed the return of its benchmark index. An overweight allocation to government agency bonds detracted most from the Fund’s relative results. An underweight allocation to the government credit sector also detracted, as did the Fund’s overall yield curve positioning, which indicates how it was invested across different bond maturities.

By contrast, an overweight position and security selection in corporate bonds contributed most to the Fund’s relative performance. Holdings in the commercial mortgage-backed securities and asset-backed securities sectors also benefited relative returns.

18	2019 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of March 31, 2019

Green Bond Fund		Total return		Annual operating expenses*
	Inception date	since inception		gross	net
Institutional Class	11/16/18	4.71%		1.05%	0.45%
Advisor Class	11/16/18	4.66		1.12	0.53
Premier Class	11/16/18	4.66		1.19	0.60
Retirement Class	11/16/18	4.65		1.30	0.70
Retail Class	11/16/18	4.62		1.53	0.80
Bloomberg Barclays MSCI U.S. Green Bond Index	—	5.59	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least November 15, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
‡	Performance is calculated from the inception date of the Institutional Class.

$10,000 invested at Fund’s inception

Institutional Class (inception November 16, 2018)

Ending amounts are as of March 31, 2019. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 3/31/2019

Less than 1 year	14.6
1–3 years	11.5
3–5 years	23.5
5–10 years	32.5
Over 10 years	17.9
Total	100.0

Holdings by credit quality

% of fixed-income investments
(excluding short-term investments)
as of 3/31/2019

U.S. Treasury & U.S. agency securities*	3.1
Aaa/AAA	24.4
Aa/AA	13.0
A/A	23.5
Baa/BBB	16.4
Ba/BB	6.2
B/B	1.8
Below B/B	1.6
Non-rated	10.0
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 3/31/2019

Net assets	$26.84 million
Portfolio turnover rate	31%
Number of issues	61
Option-adjusted duration‡	5.06 years
Average maturity§	7.68 years
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Annual Report	19

High-Yield Fund

Expense example

Six months ended March 31, 2019

High-Yield Fund	Beginning account value (10/1/18)	Ending account value (3/31/19)	Expenses paid during period* (10/1/18– 3/31/19)
Actual return
Institutional Class	$1,000.00	$1,025.10	$1.82
Advisor Class	1,000.00	1,024.53	2.37
Premier Class	1,000.00	1,024.35	2.57
Retirement Class	1,000.00	1,023.83	3.08
Retail Class	1,000.00	1,023.73	3.18
Class W	1,000.00	1,026.91	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,023.14	1.82
Advisor Class	1,000.00	1,022.59	2.37
Premier Class	1,000.00	1,022.39	2.57
Retirement Class	1,000.00	1,021.89	3.07
Retail Class	1,000.00	1,021.79	3.18
Class W	1,000.00	1,024.93	0.00
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2019. The Fund’s annualized six-month expense ratios for that period were 0.36% for the Institutional Class, 0.47% for the Advisor Class, 0.51% for the Premier Class, 0.61% for the Retirement Class, 0.63% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 3/31/2019
Corporate bonds	74.6
Foreign government & corporate bonds denominated in U.S. dollars	13.1
Bank loan obligations	7.1
Common stocks & rights	1.3
Short-term investments, other assets & liabilities, net	3.9
Total	100.0

Performance for the twelve months ended March 31, 2019

The High-Yield Fund returned 6.58% for the Institutional Class, compared with the 6.33% return of its benchmark, the ICE BofAML BB-B U.S. Cash Pay High Yield Constrained Index. The performance table shows returns for all share classes of the Fund.

High-yield bonds posted gains amid economic growth and fluctuating oil prices

The U.S. economy expanded at a healthy but decelerating pace during the twelve-month period, driven by a strong labor market and upbeat consumer confidence. Increasing concerns about the potential for slower global growth, as well as continuing trade tensions, helped temper U.S. growth after a powerful start to the period. The unemployment rate declined from 3.9% in April 2018 to 3.8% in March 2019 amid solid year-over-year wage growth. Core inflation, which measures all items except food and energy, rose 2.0% over the twelve months. Oil prices fluctuated throughout the period before settling at $60 a barrel on March 31, 2019—only slightly below where they started. The movement of oil prices can be influential due to the large representation of energy companies in the high-yield sector.

The Federal Reserve raised the federal funds target rate three times during the period, boosting the key short-term interest-rate measure to 2.25%–2.50%. Shorter-term bond yields rose; however, longer-term yields declined, reflecting concerns of a potential economic slowdown and lower inflation.

For the twelve-month period, high-yield bonds surpassed the 4.48% return of the broad U.S. investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index.

Most sectors produced positive returns

During the twelve months, most sectors in the high-yield bond market advanced. The pharmaceuticals sector was the best performer, gaining 13.9%. However, department stores, one of the benchmark’s smallest sectors on March 31, 2019, was the worst performer, declining 20.6%.

Investors gravitated toward riskier asset classes rather than higher-rated bonds, such as U.S. Treasuries, resulting in advances across high-yield issues. Bonds rated “BB” and “B” rose 6.4% and 5.9%, respectively. Lower-quality bonds (those rated “CCC” and below) gained 2.0%. New high-yield debt issuance totaled just over $160 billion for the twelve months, down sizably from the $247 billion for the same period in 2018 as there was no new issuance in the month of December. The U.S. issuer-weighted speculative grade default rate declined to 2.4% on March 31, 2019, from 4.2% (revised from 3.9%) a year earlier, according to Moody’s Investors Service.

Fund produced gains and outperformed its benchmark

During the twelve-month period, the Fund rose and surpassed its benchmark mostly due to favorable allocation decisions. An overweight position in PetSmart was the biggest contributor to relative returns as the retail pet supply chain produced sizable gains during the period. Next in line was an out-of-benchmark allocation to food retailer The Fresh Market. Overweight positions in Staples and Talen Energy Supply also benefited the Fund’s relative performance.

These positive effects were partly offset by an out-of-benchmark position in Cloud Peak Energy, which generated double-digit losses, and an overweight position in EP Energy, which performed poorly. Overweight positions in industrial aviation services provider Bristow Group and Peabody Energy also hurt the Fund’s relative performance.

20	2019 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of March 31, 2019

High-Yield Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	1 year		5 years		10 years		gross	net
Institutional Class	3/31/06	6.58%		4.42%		9.85%		0.36%	0.36%
Advisor Class	12/4/15	6.34		4.34	†	9.81	†	0.46	0.46
Premier Class	9/30/09	6.41		4.27		9.71	†	0.51	0.51
Retirement Class	3/31/06	6.20		4.16		9.58		0.61	0.61
Retail Class	3/31/06	6.17		4.13		9.58		0.62	0.62
Class W	9/28/18	6.73	†	4.45	†	9.87	†	0.36	0.00
ICE BofAML BB-B U.S. Cash Pay High Yield Constrained Index	—	6.33		4.74		10.07		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier classes and Class W that is prior to their respective inception dates is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of Advisor and Premier classes and Class W. If these actual expenses had been reflected, the performance of these three classes shown for these periods would have been different because the Advisor and Premier classes and Class W have different expenses than the Institutional Class.

$10,000 over 10 years

Institutional Class

Ending amounts are as of March 31, 2019. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 3/31/2019

Less than 1 year	1.8
1–3 years	6.6
3–5 years	22.6
5–10 years	65.5
Over 10 years	3.5
Total	100.0

Holdings by credit quality

% of fixed-income investments
(excluding short-term investments)
as of 3/31/2019

Baa/BBB	0.4
Ba/BB	37.1
B/B	58.2
Below B/B	4.0
Non-rated	0.3
Total	100.0

Credit quality ratings are based on the ICE BofA Merrill Lynch Index composite ratings methodology, which is a simple average of ratings from Moody’s, Standard & Poor’s and Fitch. If only two of the designated agencies rate a bond, the composite rating is based on an average of the two. Likewise, if only one of the designated agencies rates a bond, the composite rating is based on that one rating.

Fund profile

as of 3/31/2019

Net assets	$4.15 billion
Portfolio turnover rate	45%
Number of issues	447
Option-adjusted duration‡	3.53 years
Average maturity§	6.60 years
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Annual Report	21

Inflation-Linked Bond Fund

Expense example

Six months ended March 31, 2019

Inflation-Linked Bond Fund	Beginning account value (10/1/18)	Ending account value (3/31/19)	Expenses paid during period* (10/1/18– 3/31/19)
Actual return
Institutional Class	$1,000.00	$1,024.98	$1.31
Advisor Class	1,000.00	1,024.54	1.72
Premier Class	1,000.00	1,023.73	2.07
Retirement Class	1,000.00	1,023.24	2.57
Retail Class	1,000.00	1,022.94	2.87
Class W	1,000.00	1,025.64	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,023.64	1.31
Advisor Class	1,000.00	1,023.24	1.72
Premier Class	1,000.00	1,022.89	2.07
Retirement Class	1,000.00	1,022.39	2.57
Retail Class	1,000.00	1,022.09	2.87
Class W	1,000.00	1,024.93	0.00

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2019. The Fund’s annualized six-month expense ratios for that period were 0.26% for the Institutional Class, 0.34% for the Advisor Class, 0.41% for the Premier Class, 0.51% for the Retirement Class, 0.57% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 3/31/2019
U.S. Treasury securities	97.0
U.S. agency securities	1.4
Mortgage-backed securities	0.9
Short-term investments, other assets & liabilities, net	0.7
Total	100.0

Performance for the twelve months ended March 31, 2019

The Inflation-Linked Bond Fund returned 2.67% for the Institutional Class, compared with the 2.72% return of its benchmark, the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The performance table shows returns for all share classes of the Fund.

Bond markets rose amid continued growth and additional rate hikes

The U.S. economy expanded at a healthy but decelerating pace during the twelve-month period, driven by a strong labor market and upbeat consumer confidence. Increasing concerns about the potential for slower global growth, as well as continuing trade tensions, helped temper U.S. growth after a powerful start to the period. The unemployment rate declined from 3.9% in April 2018 to 3.8% in March 2019 amid solid year-over-year wage growth.

Core inflation, which measures all items except food and energy, rose 2.0% over the twelve months. Oil prices fluctuated throughout the period before settling at $60 a barrel on March 31, 2019—only slightly below where they started. Real U.S. gross domestic product (GDP), which measures the value of all goods and services produced in the United States, grew at a seasonally adjusted annualized rate of 2.2% during the fourth quarter of 2018. Earlier in the period, GDP grew by 3.4% in the third quarter and by a robust 4.2% in the second quarter.

Fed rate hikes continued

The Federal Reserve raised the federal funds target rate three times during the period, boosting the key short-term interest-rate measure to 2.25%–2.50%. Shorter-term bond yields rose; however, longer-term yields declined, reflecting concerns of a potential economic slowdown and lower inflation. The resulting “inverted yield curve” in March 2019—in which short-term yields exceeded long-term yields—was viewed as significant, as inverted yield curves historically have preceded periods of slower growth.

Fixed-income markets generated gains across the board during the period. The Bloomberg Barclays Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, posted a solid advance. High-yield bonds performed best but were nearly matched by municipal securities, as measured by the Bloomberg Barclays 10-Year Municipal Bond Index.

Inflation-protected bonds, as measured by the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index, gained 2.72% over the twelve-month period, but they trailed the 4.48% return of the Bloomberg Barclays U.S. Aggregate Bond Index.

Fund modestly underperformed its benchmark

The Fund’s return slightly lagged that of its benchmark, primarily due to the effect of expenses. Overall, positions in the mortgage-backed securities, U.S. Treasuries, and government agency sectors contributed to the Fund’s relative performance. The Fund’s overall yield curve positioning—how it was invested across different bond maturities—was also beneficial, although it detracted within the U.S. Treasuries sector.

During the period, the Fund’s portfolio managers aligned the Fund’s duration—a measure of the Fund’s sensitivity to interest-rate changes—close to that of the TIPS 1–10 Year index. This investment strategy helped the Fund’s risk and reward characteristics remain in line with those of its benchmark.

22	2019 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of March 31, 2019

Inflation-Linked Bond Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	1 year		5 years		10 years		gross	net
Institutional Class	10/1/02	2.67%		1.46%		3.03%		0.26%	0.26%
Advisor Class	12/4/15	2.52		1.40	†	3.00	†	0.42	0.41
Premier Class	9/30/09	2.44		1.30		2.87	†	0.41	0.41
Retirement Class	3/31/06	2.31		1.20		2.77		0.51	0.51
Retail Class	10/1/02	2.32		1.14		2.74		0.59	0.59
Class W	9/28/18	2.74	†	1.48	†	3.04	†	0.26	0.00
Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index	—	2.72		1.50		2.73		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier classes and Class W that is prior to their respective inception dates is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of Advisor and Premier classes and Class W. If these actual expenses had been reflected, the performance of these three classes shown for these periods would have been different because the Advisor and Premier classes and Class W have different expenses than the Institutional Class.

$10,000 over 10 years

Institutional Class

Ending amounts are as of March 31, 2019. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 3/31/2019
1–3 years	24.1
3–5 years	26.0
5–10 years	44.8
Over 10 years	5.1
Total	100.0

Holdings by credit quality

% of fixed-income investments (excluding short-term investments) as of 3/31/2019
U.S. Treasury & U.S. agency securities*	99.6
Non-rated	0.4
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 3/31/2019
Net assets	$3.09 billion
Portfolio turnover rate	21%
Number of issues	47
Option-adjusted duration‡	5.03 years
Average maturity§	5.32 years

‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Annual Report	23

Short Duration Impact Bond Fund

Expense example

Period ended March 31, 2019

Short Duration Impact Bond Fund	Beginning account value (11/16/18)	Ending account value (3/31/19)	Expenses paid during period* (11/16/18– 3/31/19)
Actual return
Institutional Class	$1,000.00	$1,019.90	$1.31
Advisor Class	1,000.00	1,019.33	1.87
Premier Class	1,000.00	1,019.33	1.87
Retirement Class	1,000.00	1,018.96	2.24
Retail Class	1,000.00	1,018.66	2.54
5% annual hypothetical return
Institutional Class	1,000.00	1,023.19	1.77
Advisor Class	1,000.00	1,022.44	2.52
Premier Class	1,000.00	1,022.44	2.52
Retirement Class	1,000.00	1,021.94	3.02
Retail Class	1,000.00	1,021.54	3.43

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the period, multiplied by 136/365. There were 136 days from the Fund’s inception on November 16, 2018, through March 31, 2019. The Fund’s annualized expense ratios for that period were 0.35% for the Institutional Class, 0.50% for the Advisor Class, 0.50% for the Premier Class, 0.60% for the Retirement Class and 0.68% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 3/31/2019
Corporate bonds	31.9
Foreign government & corporate bonds denominated in U.S. dollars	21.7
Commercial mortgage-backed securities	18.1
U.S. Treasury securities	13.0
Asset-backed securities	6.7
Bank loan obligations	4.1
U.S. agency securities	2.8
Municipal bonds	1.3
Short-term investments, other assets & liabilities, net	0.4
Total	100.0

Performance for the period ended March 31, 2019

The Short Duration Impact Bond Fund was launched on November 16, 2018. From its inception date through March 31, 2019, the Fund returned 1.99% for the Institutional Class, compared with the 2.08% return of its benchmark, the Bloomberg Barclays U.S. 1–3 Year Government/Credit Index. The performance table shows returns for all share classes of the Fund.

Fund targets bond investments designed to consider ESG criteria

The Fund seeks a favorable long-term total return through income and capital appreciation while giving special consideration to certain environmental, social and governance (“ESG”) criteria. It typically invests at least 80% of its assets in a broad range of investment-grade bonds with an average maturity of less than five years. In general, environmental assessment categories include climate change, natural resource use, waste management and environmental opportunities. Social evaluation categories include human capital, product safety and social opportunities. Governance assessment categories include corporate governance, business ethics and government & public policy.

Bond markets rose amid continued growth and additional rate hikes

The U.S. economy continued to expand during the reporting period, driven by a strong labor market and upbeat consumer confidence. The unemployment rate remained low at 3.8% in March 2019 amid continued strength in wage growth. Core inflation, which measures all items except food and energy, rose 2.0% over the twelve months ended March 31, 2019.

The Federal Reserve raised the federal funds target rate during the reporting period, boosting the key short-term interest-rate measure to 2.25%–2.50%. Shorter-term bond yields rose; however, longer-term yields declined, reflecting concerns of a potential economic slowdown and lower inflation. The resulting “inverted yield curve” in March 2019—in which short-term yields exceeded long-term yields—was viewed as significant, as inverted yield curves historically have preceded periods of slower growth.

Fixed-income markets generated gains across the board during the reporting period. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, posted a solid advance. The Bloomberg Barclays U.S. 1–3 Year Government/Credit Index gained 2.08% from the Fund’s inception date through March 31, 2019, and 1.21% during the first quarter of 2019. The benchmark’s first-quarter results trailed the return of the Bloomberg Barclays U.S. Aggregate Bond Index, which returned 2.94%.

Fund trailed its benchmark

For the reporting period, the Fund trailed the return of its benchmark index, in part due to the effect of expenses. The Fund’s yield curve positioning within the U.S. Treasuries sector, which indicates how it was invested across different bond maturities, also detracted from its relative results.

By contrast, out-of-benchmark holdings in commercial mortgage-backed securities had the strongest positive effect on the Fund’s relative performance. Security selection within corporate bonds was also beneficial, as was an out-of-benchmark position in asset-backed securities.

24	2019 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of March 31, 2019

Short Duration Impact Bond Fund		Total return		Annual operating expenses*
	Inception date	since inception		gross	net
Institutional Class	11/16/18	1.99%		0.87%	0.35%
Advisor Class	11/16/18	1.93		0.95	0.43
Premier Class	11/16/18	1.93		1.02	0.50
Retirement Class	11/16/18	1.90		1.12	0.60
Retail Class	11/16/18	1.87		1.33	0.70
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index	—	2.08	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least November 15, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
‡	Performance is calculated from the inception date of the Institutional Class.

$10,000 invested at Fund’s inception

Institutional Class (inception November 16, 2018)

Ending amounts are as of March 31, 2019. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 3/31/2019
Less than 1 year	18.6
1–3 years	38.9
3–5 years	40.3
5–10 years	1.8
Over 10 years	0.4
Total	100.0

Holdings by credit quality

% of fixed-income investments (excluding short-term investments) as of 3/31/2019
U.S. Treasury & U.S. agency securities*	15.9
Aaa/AAA	23.6
Aa/AA	12.5
A/A	15.4
Baa/BBB	24.5
Ba/BB	4.2
B/B	1.8
Non-rated	2.1
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 3/31/2019
Net assets	$26.83 million
Portfolio turnover rate	39%
Number of issues	56
Option-adjusted duration‡	1.84 years
Average maturity§	2.78 years

‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Annual Report	25

Short-Term Bond Fund

Expense example

Six months ended March 31, 2019

Short-Term Bond Fund	Beginning account value (10/1/18)	Ending account value (3/31/19)	Expenses paid during period* (10/1/18– 3/31/19)
Actual return
Institutional Class	$1,000.00	$1,022.43	$1.36
Advisor Class	1,000.00	1,022.83	2.07
Premier Class	1,000.00	1,021.66	2.12
Retirement Class	1,000.00	1,021.15	2.62
Retail Class	1,000.00	1,021.89	2.87
Class W	1,000.00	1,023.78	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,023.59	1.36
Advisor Class	1,000.00	1,022.89	2.07
Premier Class	1,000.00	1,022.84	2.12
Retirement Class	1,000.00	1,022.34	2.62
Retail Class	1,000.00	1,022.09	2.87
Class W	1,000.00	1,024.93	0.00

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2019. The Fund’s annualized six-month expense ratios for that period were 0.27% for the Institutional Class, 0.41% for the Advisor Class, 0.42% for the Premier Class, 0.52% for the Retirement Class, 0.57% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 3/31/2019
U.S. Treasury securities	21.6
Foreign government & corporate bonds denominated in U.S. dollars	19.8
Mortgage-backed securities	16.6
Corporate bonds	16.7
Commercial mortgage-backed securities	7.3
Asset-backed securities	6.7
U.S. agency securities	3.6
Bank loan obligations	2.5
Municipal bonds	0.3
Short-term investments, other assets & liabilities, net	4.9
Total	100.0

Performance for the twelve months ended March 31, 2019

The Short-Term Bond Fund returned 2.99% for the Institutional Class, compared with the 3.03% return of its benchmark, the Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index. The performance table shows returns for all share classes of the Fund.

Bond markets rose amid continued growth and additional rate hikes

The U.S. economy expanded at a healthy but decelerating pace during the twelve-month period, driven by a strong labor market and upbeat consumer confidence. The unemployment rate declined from 3.9% in April 2018 to 3.8% in March 2019 amid solid year-over-year wage growth. Core inflation, which measures all items except food and energy, hovered just above 2.0% over the twelve months.

The Federal Reserve raised the federal funds target rate three times during the period, boosting the key short-term interest-rate measure to 2.25%–2.50%. Shorter-term bond yields rose; however, longer-term yields declined, reflecting concerns of a potential economic slowdown and lower inflation. The resulting “inverted yield curve” in March 2019—in which short-term yields exceeded long-term yields—was viewed as significant, as inverted yield curves historically have preceded periods of slower growth.

Fixed-income markets generated gains across the board during the period. The Bloomberg Barclays Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, posted a solid advance. High-yield bonds performed best but were nearly matched by municipal securities, as measured by the Bloomberg Barclays 10-Year Municipal Bond Index.

Short-term bonds lagged the broader bond market

For the twelve-month period, the Fund’s benchmark trailed the 4.48% return of the broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index.

All of the sectors in the benchmark posted positive returns for the twelve-month period. The short-term corporate sector made up almost one-quarter of the index at period-end and was the benchmark’s best-performing component with a return of 3.8%. Government credit securities slightly outpaced the benchmark’s return with a gain of 3.1%, and government agency securities posted results in line with the index at 3.0%. Short-term Treasuries—by far the largest sector in the benchmark with a weighting of nearly 64.0%—underperformed the total return of the index with a gain of 2.7%.

Fund modestly underperformed its benchmark

The Fund slightly trailed its benchmark during the twelve-month period, primarily due to the effect of expenses, but also due to the Fund’s position in Treasury Inflation Protected Securities, which underperformed.

On the positive side, out-of-index positions in mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities contributed most to the Fund’s relative performance. An overweight position in government agency securities also bolstered relative returns.

26	2019 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of March 31, 2019

Short-Term Bond Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	1 year		5 years		10 years		gross	net
Institutional Class	3/31/06	2.99%		1.66%		2.58%		0.27%	0.27%
Advisor Class	12/4/15	3.00		1.63	†	2.56	†	0.35	0.35
Premier Class	9/30/09	2.83		1.51		2.44	†	0.42	0.42
Retirement Class	3/31/06	2.73		1.41		2.32		0.52	0.52
Retail Class	3/31/06	2.67		1.35		2.29		0.57	0.57
Class W	9/28/18	3.11	†	1.69	†	2.59	†	0.27	0.00
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index	—	3.03		1.22		1.59		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier classes and Class W that is prior to their respective inception dates is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of Advisor and Premier classes and Class W. If these actual expenses had been reflected, the performance of these three classes shown for these periods would have been different because the Advisor and Premier classes and Class W have different expenses than the Institutional Class.

$10,000 over 10 years

Institutional Class

Ending amounts are as of March 31, 2019. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 3/31/2019
Less than 1 year	13.8
1–3 years	55.8
3–5 years	21.2
5–10 years	9.2
Total	100.0

Holdings by credit quality

% of fixed-income investments (excluding short-term investments) as of 3/31/2019
U.S. Treasury & U.S. agency securities*	35.6
Aaa/AAA	11.2
Aa/AA	10.7
A/A	14.9
Baa/BBB	17.7
Ba/BB	2.3
B/B	2.0
Below B/B	1.0
Non-rated	4.6
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 3/31/2019
Net assets	$1.99 billion
Portfolio turnover rate	118%
Number of issues	388
Option-adjusted duration‡	1.92 years
Average maturity§	2.46 years

‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Annual Report	27

Short-Term Bond Index Fund

Expense example

Six months ended March 31, 2019

Short-Term Bond Index Fund	Beginning account value (10/1/18)	Ending account value (3/31/19)	Expenses paid during period* (10/1/18– 3/31/19)
Actual return
Institutional Class	$1,000.00	$1,023.03	$0.61
Advisor Class	1,000.00	1,022.35	1.31
Premier Class	1,000.00	1,022.28	1.36
Retirement Class	1,000.00	1,021.76	1.87
Retail Class	1,000.00	1,021.25	2.37
Class W	1,000.00	1,023.63	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,024.33	0.61
Advisor Class	1,000.00	1,023.64	1.31
Premier Class	1,000.00	1,023.59	1.36
Retirement Class	1,000.00	1,023.09	1.87
Retail Class	1,000.00	1,022.59	2.37
Class W	1,000.00	1,024.93	0.00

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2019. The Fund’s annualized six-month expense ratios for that period were 0.12% for the Institutional Class, 0.26% for the Advisor Class, 0.27% for the Premier Class, 0.37% for the Retirement Class, 0.47% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 3/31/2019
U.S. Treasury securities	63.5
Corporate bonds	19.0
Foreign government & corporate bonds denominated in U.S. dollars	12.6
U.S. agency securities	4.2
Short-term investments, other assets & liabilities, net	0.7
Total	100.0

Performance for the twelve months ended March 31, 2019

The Short-Term Bond Index Fund returned 2.92% for the Institutional Class, compared with the 3.03% return of its benchmark, the Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index. The performance table shows returns for all share classes of the Fund.

Bond markets rose amid continued growth and additional rate hikes

The U.S. economy expanded at a healthy but decelerating pace during the twelve-month period, driven by a strong labor market and upbeat consumer confidence. The unemployment rate declined from 3.9% in April 2018 to 3.8% in March 2019 amid solid year-over-year wage growth. Core inflation, which measures all items except food and energy, rose 2.0% over the twelve months.

The Federal Reserve raised the federal funds target rate three times during the period, boosting the key short-term interest-rate measure to 2.25%–2.50%. Shorter-term bond yields rose; however, longer-term yields declined, reflecting concerns of a potential economic slowdown and lower inflation. The resulting “inverted yield curve” in March 2019—in which short-term yields exceeded long-term yields—was viewed as significant, as inverted yield curves historically have preceded periods of slower growth.

Fixed-income markets generated gains across the board during the period. The Bloomberg Barclays Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, posted a solid advance. High-yield bonds performed best but were nearly matched by municipal securities, as measured by the Bloomberg Barclays 10-Year Municipal Bond Index.

Short-term bonds lagged the broader bond market

For the twelve-month period, the Fund’s benchmark trailed the 4.48% return of the broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index.

All of the sectors in the benchmark posted positive returns for the twelve month period. The short-term corporate sector made up almost one-quarter of the index at period-end and was the benchmark’s best-performing component with a return of 3.8%. Government credit securities slightly outpaced the benchmark’s return with a gain of 3.1%, and government agency securities posted results in line with the index at 3.0%. Short-term Treasuries—by far the largest sector in the benchmark with a weighting of nearly 64.0%—underperformed the total return of the index with a gain of 2.7%.

Fund modestly underperformed its benchmark

For the twelve-month period, the Fund slightly underperformed its benchmark primarily due to the effect of expenses. The Fund’s return includes a deduction for expenses, while the benchmark’s does not.

The Fund seeks to maintain the overall characteristics of its benchmark. The Fund’s managers invest in the same sectors that are included in the benchmark and closely match the benchmark’s weightings and maturities. At times, the Fund may also invest in securities not held in the index, but which have similar investment characteristics to securities held in the index. During the period, this portfolio had similar sector returns to its benchmark, enabling it to resemble the index’s performance.

Throughout the period, the Fund’s managers kept the Fund’s duration—a measure of its sensitivity to interest-rate changes—close to that of its benchmark. This strategy helped the Fund’s risk and reward characteristics to more closely resemble those of its benchmark.

28	2019 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of March 31, 2019

Short-Term Bond Index Fund		Total return		Average annual total return		Annual operating expenses*
	Inception date	1 year		since inception		gross	net
Institutional Class	8/7/15	2.92%		1.18%		0.18%	0.12%
Advisor Class	12/4/15	2.78		1.09	†	0.38	0.27
Premier Class	8/7/15	2.77		0.99		0.34	0.27
Retirement Class	8/7/15	2.66		0.92		0.43	0.37
Retail Class	8/7/15	2.56		0.84		0.64	0.47
Class W	9/28/18	2.97	†	1.19	†	0.18	0.00
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index	—	3.03		1.35	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
‡	Performance is calculated from the inception date of the Institutional Class.

$10,000 invested at Fund’s inception

Institutional Class (inception August 7, 2015)

Ending amounts are as of March 31, 2019. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 3/31/2019
Less than 1 year	4.1
1–3 years	93.7
3–5 years	2.2
Total	100.0

Holdings by credit quality

% of fixed-income investments (excluding short-term investments) as of 3/31/2019
U.S. Treasury & U.S. agency securities*	66.5
Aaa/AAA	5.4
Aa/AA	6.4
A/A	11.2
Baa/BBB	10.5
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 3/31/2019
Net assets	$496.15 million
Portfolio turnover rate	61%
Number of issues	613
Option-adjusted duration‡	1.90 years
Average maturity§	1.99 years

‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Annual Report	29

Social Choice Bond Fund

Expense example

Six months ended March 31, 2019

Social Choice Bond Fund	Beginning account value (10/1/18)	Ending account value (3/31/19)	Expenses paid during period* (10/1/18– 3/31/19)
Actual return
Institutional Class	$1,000.00	$1,044.90	$1.89
Advisor Class	1,000.00	1,045.54	2.24
Premier Class	1,000.00	1,044.97	2.80
Retirement Class	1,000.00	1,044.62	3.16
Retail Class	1,000.00	1,044.48	3.31
5% annual hypothetical return
Institutional Class	1,000.00	1,023.09	1.87
Advisor Class	1,000.00	1,022.74	2.22
Premier Class	1,000.00	1,022.19	2.77
Retirement Class	1,000.00	1,021.84	3.13
Retail Class	1,000.00	1,021.69	3.28

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2019. The Fund’s annualized six-month expense ratios for that period were 0.37% for the Institutional Class, 0.44% for the Advisor Class, 0.55% for the Premier Class, 0.62% for the Retirement Class and 0.65% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 3/31/2019
Corporate bonds	29.3
Foreign government & corporate bonds denominated in U.S. dollars	15.9
U.S. agency securities	11.2
Mortgage-backed securities	10.4
U.S. Treasury securities	10.1
Municipal bonds	9.9
Commercial mortgage-backed securities	5.7
Asset-backed securities	3.5
Bank loan obligations	0.7
Short-term investments, other assets & liabilities, net	3.3
Total	100.0

Performance for the twelve months ended March 31, 2019

The Social Choice Bond Fund returned 4.47% for the Institutional Class, compared with the 4.48% return of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund utilizes certain environmental, social and governance criteria, while the benchmark does not. The performance table shows returns for all share classes of the Fund.

Bond markets rose amid continued growth and additional rate hikes

The U.S. economy expanded at a healthy but decelerating pace during the twelve-month period, driven by a strong labor market and upbeat consumer confidence. Increasing concerns about the potential for slower global growth, as well as continuing trade tensions, helped temper U.S. growth after a powerful start to the period. The unemployment rate declined from 3.9% in April 2018 to 3.8% in March 2019 amid solid year-over-year wage growth. Core inflation, which measures all items except food and energy, rose 2.0% over the twelve months. Oil prices fluctuated throughout the period before settling at $60 a barrel on March 31, 2019—only slightly below where they started.

The Federal Reserve raised the federal funds target rate three times during the period, boosting the key short-term interest-rate measure to 2.25%–2.50%. Shorter-term bond yields rose; however, longer-term yields declined, reflecting concerns of a potential economic slowdown and lower inflation. The resulting “inverted yield curve” in March 2019—in which short-term yields exceeded long-term yields—was viewed as significant, as inverted yield curves historically have preceded periods of slower growth.

Fixed-income markets generated gains across the board during the period. The Bloomberg Barclays Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, posted a solid advance. High-yield bonds performed best but were nearly matched by municipal securities, as measured by the Bloomberg Barclays 10-Year Municipal Bond Index.

Corporate bonds and MBS drove the benchmark’s performance

All of the sectors in the Bloomberg Barclays U.S. Aggregate Bond Index posted positive returns for the reporting period. Corporate bonds, which made up nearly one-quarter of the index at period-end, returned 5.0%. Corporates continued to benefit from economic growth in the United States, as well as from healthy earnings and a higher risk appetite (in exchange for higher yields) among investors. Mortgage-backed securities (MBS), the second-largest sector in the index with a weighting of 27.7%, gained 4.5%. U.S. Treasuries, the benchmark’s largest sector at 38.1%, returned 4.2%. Smaller sectors, including municipals, commercial mortgage-backed securities and government credit securities, also delivered strong gains, returning 5.7%, 5.4% and 4.8%, respectively.

Fund slightly trailed its benchmark

The Fund marginally underperformed its benchmark over the twelve-month period. Yield curve positioning in the U.S. Treasuries sector was the most significant detractor from the Fund’s relative results. The Fund’s MBS holdings also tempered relative returns, as did a small allocation to cash.

By contrast, a sizeable position in strong-performing corporate bonds was the largest contributor to the Fund’s relative returns. Fund holdings of government agency securities and municipals also bolstered relative results. The Fund’s overall yield curve positioning—how it was invested across different bond maturities—was also beneficial.

30	2019 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of March 31, 2019

Social Choice Bond Fund		Total return	Average annual total return				Annual operating expenses*
	Inception date	1 year	5 years		since inception		gross	net
Institutional Class	9/21/12	4.47%	3.60%		3.18%		0.39%	0.39%
Advisor Class	12/4/15	4.39	3.56	†	3.15	†	0.44	0.44
Premier Class	9/21/12	4.28	3.46		3.04		0.54	0.54
Retirement Class	9/21/12	4.31	3.37		2.94		0.64	0.64
Retail Class	9/21/12	4.18	3.34		2.88		0.65	0.65
Bloomberg Barclays U.S. Aggregate Bond Index	—	4.48	2.74		2.15	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its respective inception date is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of Advisor Class. If these actual expenses had been reflected, the performance of Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.
‡	Performance is calculated from the inception date of the Institutional Class.

$10,000 invested at Fund’s inception

Institutional Class (inception September 21, 2012)

Ending amounts are as of March 31, 2019. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 3/31/2019
Less than 1 year	3.9
1–3 years	13.7
3–5 years	19.6
5–10 years	40.1
Over 10 years	22.7
Total	100.0

Holdings by credit quality

% of fixed-income investments (excluding short-term investments) as of 3/31/2019
U.S. Treasury & U.S. agency securities*	31.2
Aaa/AAA	9.8
Aa/AA	14.3
A/A	14.9
Baa/BBB	21.2
Ba/BB	2.8
B/B	0.9
Below B/B	0.5
Non-rated	4.4
Total	100.0
*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 3/31/2019
Net assets	$3.19 billion
Portfolio turnover rate	90%
Portfolio turnover rate, excluding mortgage dollar-roll transactions	82%
Number of issues	799
Option-adjusted duration‡	5.86 years
Average maturity§	9.02 years
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Annual Report	31

Money Market Fund

Expense example

Six months ended March 31, 2019

Money Market Fund	Beginning account value (10/1/18)	Ending account value (3/31/19)	Expenses paid during period* (10/1/18– 3/31/19)
Actual return
Institutional Class	$1,000.00	$1,011.00	$0.70
Advisor Class	1,000.00	1,010.67	1.25
Premier Class	1,000.00	1,010.28	1.40
Retirement Class	1,000.00	1,010.28	1.40
Retail Class	1,000.00	1,009.43	2.25
5% annual hypothetical return
Institutional Class	1,000.00	1,024.23	0.71
Advisor Class	1,000.00	1,023.68	1.26
Premier Class	1,000.00	1,023.54	1.41
Retirement Class	1,000.00	1,023.54	1.41
Retail Class	1,000.00	1,022.69	2.27
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2019. The Fund’s annualized six-month expense ratios for that period were 0.14% for the Institutional Class, 0.25% for the Advisor Class, 0.28% for the Premier Class, 0.28% for the Retirement Class and 0.45% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 3/31/2019
U.S. government agency securities*	84.3
U.S. Treasury securities*	18.5
Floating-rate securities, government*	18.2
Other assets & liabilities, net	–21.0
Total	100.0
*	These securities are guaranteed by the full faith and credit of the U.S. government.

Performance for the twelve months ended March 31, 2019

The Money Market Fund returned 1.98% for the Institutional Class, compared with the 1.67% return of the iMoneyNet Money Fund Averages™—All Government, a simple average of over 500 money market funds that invest in short-term U.S. government securities. The iMoneyNet average is not an index, and its return reflects the deduction of expenses charged by the funds included in the average. The performance table shows returns for all share classes of the Fund.

Bond markets rose amid continued growth and additional rate hikes

The U.S. economy expanded at a healthy but decelerating pace during the twelve-month period, driven by a strong labor market and upbeat consumer confidence. The unemployment rate declined from 3.9% in April 2018 to 3.8% in March 2019, while core inflation, which measures all items except food and energy, hovered just above 2.0% over the twelve months.

The Federal Reserve raised the federal funds target rate three times during the period, boosting the key short-term interest-rate measure to 2.25%–2.50%. Shorter-term bond yields rose; however, longer-term yields declined, reflecting concerns of a potential economic slowdown and lower inflation. The resulting “inverted yield curve” in March 2019—in which short-term yields exceeded long-term yields—was viewed as significant, as inverted yield curves historically have preceded periods of slower growth.

The Fed’s actions continued to influence yields on shorter-term ICE LIBOR—a key interest-rate benchmark for money market funds. Over the twelve-month period, one-month LIBOR yields rose from 1.88% on March 31, 2018, to 2.49% on March 31, 2019. Over the same period, three-month LIBOR rose from 2.31% to 2.60%; six-month LIBOR rose from 2.45% to 2.66%; and twelve-month LIBOR rose from 2.66% to 2.71%. LIBOR is an indication of the interest rates that banks expect to pay other banks for loans on the London market and is the most widely used benchmark for short-term rates. A new rate, the “secured overnight financing rate” (SOFR), which represents actual dealer transactions in Treasury collateralized overnight repurchase agreements, is expected to replace LIBOR by 2021.

Rising short-term rates and increased supply benefited money market funds

The increase in short-term rates has benefited money market funds by boosting the income produced. Money market funds also benefited from a high issuance of short-term Treasury bills in December 2018, which lowered prices and increased yields, as well as from the introduction of a new two-month Treasury bill, which provided investors with increased supply and greater flexibility of maturities. As the global economy continues to show signs of slowing, the Federal Reserve has indicated that rate hikes in 2019 may be fewer than the central bank had previously indicated.

Fund outperformed the iMoneyNet average

During the period, the return of the Money Market Fund surpassed that of the iMoneyNet government fund average. In pursuit of additional yield, management continued its strategy of holding longer-dated floating-rate government agency paper, which benefited the Fund’s performance as interest rates increased. These securities remained a positive yield enhancer during the period. As of March 26, 2019, the Fund’s weighted average maturity was 43 days, versus 30 days for the iMoneyNet government fund average. This positioning also benefited the Fund’s performance. iMoneyNet releases their data on a weekly basis, and March 26 was the last date of release for the month.

32	2019 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of March 31, 2019

Money Market Fund		Total return	Average annual total return				Annual operating expenses*
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	7/1/99	1.98%	0.67%		0.38%		0.15%	0.15%
Advisor Class	12/4/15	1.94	0.66	†	0.37	†	0.23	0.23
Premier Class	9/30/09	1.83	0.56		0.30	†	0.29	0.29
Retirement Class	3/31/06	1.83	0.52		0.27		0.40	0.40
Retail Class	3/31/06	1.66	0.46		0.24		0.48	0.48
iMoneyNet Money Fund Averages™—All Government§	—	1.67	0.49		0.26		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, the 7-day current and effective annualized yields and total returns would have been lower.

You could lose money by investing in this Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund’s sponsor has no legal obligation to provide support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. For a detailed discussion of risk, please see the prospectus. The current yield more closely reflects current earnings than does the total return.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of Advisor and Premier classes. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor and Premier classes have different expenses than the Institutional Class.
§	The iMoneyNet Money Fund Averages—All Government is a simple average of over 500 money market funds that invest in U.S. Treasuries, U.S. Agencies, repurchase agreements and government-backed floating-rate notes. You cannot invest directly in it.

Net annualized yield

(for the 7 days ended March 26, 2019)‡

	Current yield	Effective yield
Money Market Fund
Institutional Class	2.32%	2.35%
Advisor Class	2.18	2.20
Premier Class	2.18	2.20
Retirement Class	2.18	2.20
Retail Class	2.01	2.03
iMoneyNet Money Fund Averages™—All Government§	2.01	2.03

The current yield more closely reflects current earnings than does the total return.

‡	Typically, iMoneyNet reports its 7-day yields as of Tuesday of each week.

Fund profile

as of 3/31/2019
Net assets	$1.25 billion
Number of issues	186

TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Annual Report	33

Summary portfolio of investments

Bond Fund  ■  March 31, 2019

Principal	Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS

AUTOMOBILES & COMPONENTS	$3,618,049	0.1%
BANKS	1,984,187	0.0
CAPITAL GOODS	5,170,190	0.1
COMMERCIAL & PROFESSIONAL SERVICES	15,082,789	0.3
CONSUMER DURABLES & APPAREL	2,836,285	0.0
CONSUMER SERVICES	19,507,211	0.3
ENERGY	679,361	0.0
FOOD & STAPLES RETAILING	698,410	0.0
FOOD, BEVERAGE & TOBACCO	1,187,559	0.0
HEALTH CARE EQUIPMENT & SERVICES	12,334,456	0.2
INSURANCE	4,416,670	0.1
MATERIALS	10,470,423	0.2
MEDIA & ENTERTAINMENT	5,438,121	0.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	6,465,582	0.1
REAL ESTATE	4,907,124	0.1
RETAILING	2,979,433	0.0
SOFTWARE & SERVICES	5,790,003	0.1
TECHNOLOGY HARDWARE & EQUIPMENT	7,067,211	0.1
TELECOMMUNICATION SERVICES	1,365,902	0.0
TRANSPORTATION	5,459,855	0.1
UTILITIES	3,983,051	0.1
TOTAL BANK LOAN OBLIGATIONS (Cost $123,633,297)	121,441,872	2.0

BONDS

CORPORATE BONDS

AUTOMOBILES & COMPONENTS	19,302,692	0.3
BANKS
Bank of America Corp
$25,000,000	3.550%, 03/05/24	25,391,604	0.4
JPMorgan Chase & Co
20,000,000	3.797%, 07/23/24	20,545,367	0.3
Other	342,192,966	5.8

388,129,937	6.5
CAPITAL GOODS	49,860,772	0.8
COMMERCIAL & PROFESSIONAL SERVICES	27,954,188	0.5
CONSUMER DURABLES & APPAREL	6,584,254	0.1
CONSUMER SERVICES	25,222,470	0.4
DIVERSIFIED FINANCIALS	205,277,310	3.5
ENERGY	201,277,851	3.4
FOOD & STAPLES RETAILING	82,112,815	1.4
Principal		Issuer	Value	% of net assets
FOOD, BEVERAGE & TOBACCO			$55,100,717	0.9%
HEALTH CARE EQUIPMENT & SERVICES			39,823,183	0.7
INSURANCE			64,728,363	1.1
MATERIALS			73,186,105	1.2
MEDIA & ENTERTAINMENT			111,506,809	1.9
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			78,788,891	1.3
REAL ESTATE			72,311,894	1.2
RETAILING			22,684,869	0.4
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			10,555,934	0.2
SOFTWARE & SERVICES
		Microsoft Corp
$19,000,000		2.400%, 08/08/26	18,436,935	0.3
		Other	34,819,739	0.6
			53,256,674	0.9
TECHNOLOGY HARDWARE & EQUIPMENT			54,288,058	0.9
TELECOMMUNICATION SERVICES			98,824,586	1.7
TRANSPORTATION			48,178,141	0.8
UTILITIES			158,079,749	2.7
		TOTAL CORPORATE BONDS (Cost $1,923,414,408)	1,947,036,262	32.8

GOVERNMENT BONDS

AGENCY SECURITIES			38,500,942	0.6

FOREIGN GOVERNMENT BONDS			180,331,487	3.1

MORTGAGE BACKED
		Federal Home Loan Mortgage Corp (FHLMC)
69,372,417		2.784%–5.946%, 10/15/33–10/15/48	72,270,649	1.2
		Federal Home Loan Mortgage Corp Gold (FGLMC)
18,416,814		3.500%, 10/01/45	18,846,663	0.3
37,197,809		3.500%, 08/01/46	38,066,032	0.7
41,090,517	h	3.000%, 01/01/47	40,927,757	0.7
31,965,619		3.000%, 02/01/47	31,839,003	0.5
25,023,865		3.500%, 03/01/48	25,563,502	0.4
22,795,807		4.000%, 03/01/48	23,867,830	0.4
28,032,765		4.500%, 08/01/48	29,903,224	0.5
		Federal National Mortgage Association (FNMA)
18,661,751		3.000%, 12/25/45	18,726,160	0.3
47,175,994		3.500%, 01/01/47	47,876,282	0.8
22,485,715		3.500%, 11/01/47	22,840,572	0.4
30,658,447		3.000%, 02/25/48	30,824,150	0.5
99,922,608		4.000%, 04/01/48	103,171,028	1.7
33,775,981	h	4.000%, 08/01/48	34,818,810	0.6
37,365,854		4.500%, 12/01/48	39,045,659	0.7
214,629,204	h	3.000%–8.000%, 07/01/24–12/01/48	221,888,712	3.8
		Government National Mortgage Association (GNMA)
32,775,779		3.000%, 12/20/47	32,942,708	0.6
29,920,417		3.500%, 12/20/47	30,596,093	0.5
40,004,291		3.500%, 01/20/48	40,904,885	0.7
		Other	85,270,908	1.4
			990,190,627	16.7

34	2019 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	continued

Bond Fund  ■  March 31, 2019

Principal		Issuer	Value	% of net assets
MUNICIPAL BONDS
		California State University
$18,410,000		3.899%, 11/01/47	$18,436,142	0.3%
		Florida Hurricane Catastrophe Fund Finance Corp
22,175,000		2.995%, 07/01/20	22,292,084	0.4
		The Ohio State University
25,830,000		3.798%, 12/01/46	26,708,478	0.4
		Other	277,196,577	4.7
			344,633,281	5.8

U.S. TREASURY SECURITIES
		United States Treasury Bond
47,950,000		3.500%, 02/15/39	54,426,996	0.9
16,015,000		3.875%, 08/15/40	19,110,399	0.3
50,095,000		2.750%, 11/15/47	49,492,295	0.8
66,670,000		3.000%, 02/15/48	69,146,686	1.2
19,070,000		3.000%, 08/15/48	19,786,615	0.3
67,581,000		3.375%, 11/15/48	75,387,133	1.3
		United States Treasury Note
50,000,000		0.875%, 06/15/19	49,835,861	0.8
33,135,000		2.500%, 01/31/21	33,256,668	0.6
119,225,000		2.625%, 07/15/21	120,193,703	2.0
57,140,000		2.500%, 01/15/22	57,546,230	1.0
51,340,000		2.500%, 02/15/22	51,731,067	0.9
26,450,000		2.375%, 03/15/22	26,573,984	0.5
20,000,000		2.000%, 11/30/22	19,843,750	0.3
35,935,000		2.375%, 02/29/24	36,189,072	0.6
64,840,000		2.750%, 06/30/25	66,542,050	1.1
42,559,000		2.625%, 02/15/29	43,386,905	0.7
38,600,000		3.000%, 02/15/49	40,073,133	0.7
96,295,000		1.250%–2.875%, 04/30/19–02/15/28	97,580,333	1.7
		Other	37,429,829	0.6
			967,532,709	16.3
		TOTAL GOVERNMENT BONDS (Cost $2,487,601,764)	2,521,189,046	42.5

STRUCTURED ASSETS

ASSET BACKED
		Taco Bell Funding LLC
		Series-2018 1A (Class A2I)
24,189,375	g	4.318%, 11/25/48	24,888,448	0.4
		Other	468,704,548	7.9
			493,592,996	8.3
OTHER MORTGAGE BACKED
		COMM Mortgage Trust
80,553,384	g,i	2.853%–4.793%, 10/10/29–10/10/48	81,915,132	1.4
		Connecticut Avenue Securities Series-2017 C01 (Class 1M1)
18,308,970	i	2.165%, 07/25/29, LIBOR 1 M + 1.300%	18,380,784	0.3
		Series-2017 C07 (Class 1M1)
25,563,498	i	3.136%, 05/25/30, LIBOR 1 M + 0.650%	25,537,579	0.4
72,579,286	g,i	3.086%–5.486%, 05/25/24–08/25/31,
		LIBOR 1 M + 0.600%–LIBOR 1 M + 3.000%	73,401,432	1.3
		One Market Plaza Trust Series-2017 1MKT (Class A)
18,445,000	g	3.614%, 02/10/32	18,881,374	0.3
Principal		Issuer	Value	% of net assets
OTHER MORTGAGE BACKED—continued
		Structured Agency Credit Risk Debt Note (STACR) Series-2017 DNA3 (Class M1)
$25,719,862	i	3.236%, 03/25/30, LIBOR 1 M + 0.750%	$25,703,895	0.4%
		Other	477,986,237	8.1
			721,806,433	12.2
		TOTAL STRUCTURED ASSETS (Cost $1,222,925,412)	1,215,399,429	20.5

		TOTAL BONDS (Cost $5,633,941,584)	5,683,624,737	95.8

Shares		Company

COMMON STOCKS
ENERGY			274,687	0.0
		TOTAL COMMON STOCKS (Cost $133,601)	274,687	0.0

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
$24,870,000		2.250%, 04/01/19	24,870,000	0.4
			24,870,000	0.4
TREASURY DEBT
		United States Treasury Bill
29,400,000		2.383%, 04/02/19	29,398,061	0.5
42,100,000		2.378%, 04/09/19	42,077,663	0.7
37,000,000		2.396%, 04/18/19	36,958,183	0.7
79,900,000		2.235%, 05/28/19	79,603,509	1.3
		Other	5,356,089	0.1
			193,393,505	3.3
		TOTAL SHORT-TERM INVESTMENTS (Cost $218,133,620)	218,263,505	3.7

		TOTAL PORTFOLIO (Cost $5,975,842,102)	6,023,604,801	101.5
		OTHER ASSETS & LIABILITIES, NET	(89,547,121)	(1.5)
		NET ASSETS	$5,934,057,680	100.0%

Abbreviation(s):

LIBOR	London Interbank Offered Rate
M	Month

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/19, the aggregate value of these securities, including those in “Other,” was $1,142,225,525 or 19.2% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
I	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Annual Report	35

Summary portfolio of investments	concluded

Bond Fund  ■  March 31, 2019

Bilateral credit default swap contracts outstanding as of March 31, 2019 were as follows (see Note 3):

PURCHASED

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity date	Notional amount	(1)	Value	Upfront premiums paid (received)	Unrealized appreciation (depreciation)
CDX-EMS31-V1-5Y Index	1.000%	Credit event as specified in contract	Citibank, N.A.	06/20/24	$15,000,000		$559,899	$493,937	$65,962
(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

Centrally cleared credit default swap contracts outstanding as of March 31, 2019 were as follows (see Note 3):

PURCHASED

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity date	Notional amount	(1)	Variation Margin	Unrealized appreciation (depreciation)
CDX-NAHYS31V3-5Y Index	5.000%	Credit event as specified in contract	Citigroup Global Markets	12/20/23	$15,500,000		$ (62,088)	$(1,063,986)
CDX-NAHYS31V3-5Y Index	5.000	Credit event as specified in contract	Citigroup Global Markets	12/20/23	15,000,000		(61,717)	(91,559)
Total							$(123,805)	$(1,155,545)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

36	2019 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments

Bond Index Fund  ■  March 31, 2019

Principal		Issuer	Value	% of net assets
BONDS

CORPORATE BONDS

AUTOMOBILES & COMPONENTS			$12,378,173	0.1%

BANKS
		Bank of America Corp
$59,083,000		2.151%–5.000%, 10/19/20–03/15/50	59,699,710	0.5
		Other	388,513,992	3.4
			448,213,702	3.9
CAPITAL GOODS			115,469,789	1.0
COMMERCIAL & PROFESSIONAL SERVICES			32,197,770	0.3
CONSUMER DURABLES & APPAREL			9,968,012	0.1
CONSUMER SERVICES			51,436,545	0.4
DIVERSIFIED FINANCIALS			357,085,484	3.1
ENERGY			282,808,135	2.5
FOOD & STAPLES RETAILING			64,511,066	0.6
FOOD, BEVERAGE & TOBACCO			132,360,753	1.2
HEALTH CARE EQUIPMENT & SERVICES			107,832,686	0.9
HOUSEHOLD & PERSONAL PRODUCTS			13,988,599	0.1
INSURANCE			91,685,814	0.8
MATERIALS			86,306,891	0.8
MEDIA & ENTERTAINMENT			114,586,203	1.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			155,994,924	1.4
REAL ESTATE			86,630,526	0.8
RETAILING			57,286,331	0.5
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			24,134,538	0.2
SOFTWARE & SERVICES			90,310,695	0.8
TECHNOLOGY HARDWARE & EQUIPMENT			98,910,497	0.9
TELECOMMUNICATION SERVICES			124,298,609	1.1
TRANSPORTATION			79,306,377	0.7
UTILITIES			200,238,981	1.8
		TOTAL CORPORATE BONDS (Cost $2,803,459,950)	2,837,941,100	25.0
GOVERNMENT BONDS

AGENCY SECURITIES			155,119,464	1.4
FOREIGN GOVERNMENT BONDS			411,402,681	3.6
MORTGAGE BACKED
		Federal Home Loan Mortgage Corp Gold (FGLMC)
46,757,271	h	4.000%, 10/01/48	48,247,247	0.4
773,343,045	h	2.500%–8.000%, 05/01/19–12/01/48	788,802,702	7.0
		Federal National Mortgage Association (FNMA)
58,586,042		4.000%, 03/01/44	61,204,056	0.5
47,470,414		4.000%, 07/01/48	48,943,611	0.4
1,226,532,977	h	2.129%–8.000%, 05/01/19–07/01/55	1,251,487,163	11.0
Principal	Issuer	Value	% of net assets
MORTGAGE BACKED—continued
	Government National Mortgage Association (GNMA)
$46,463,160	3.000%, 05/20/46	$46,785,976	0.4%
849,060,416	2.500%–8.500%, 01/20/24–11/20/48	871,681,868	7.7
	Other	21,521,041	0.2
		3,138,673,664	27.6
MUNICIPAL BONDS		77,863,409	0.7

U.S. TREASURY SECURITIES
	United States Treasury Bond
143,483,000	3.500%, 02/15/39	162,864,414	1.4
60,300,000	3.125%, 11/15/41	64,273,676	0.6
45,000,000	2.750%, 11/15/47	44,458,594	0.4
48,500,000	3.125%, 05/15/48	51,548,301	0.5
435,720,000	2.500%–5.000%, 02/15/36–11/15/48	477,630,512	4.2
	United States Treasury Note
47,000,000	1.500%, 11/30/19	46,708,086	0.4
78,500,000	1.375%, 02/29/20	77,760,996	0.7
45,000,000	1.625%, 03/15/20	44,671,289	0.4
50,000,000	1.500%, 05/31/20	49,490,234	0.4
50,000,000	2.625%, 07/31/20	50,164,062	0.4
49,500,000	2.875%, 10/31/20	49,907,988	0.4
43,000,000	1.875%, 12/15/20	42,680,859	0.4
48,500,000	1.375%, 01/31/21	47,691,035	0.4
60,000,000	2.375%, 03/15/21	60,110,156	0.5
50,000,000	1.250%, 03/31/21	49,017,578	0.4
55,000,000	1.375%, 04/30/21	54,003,125	0.5
65,000,000	1.375%, 05/31/21	63,783,789	0.6
50,000,000	1.250%, 10/31/21	48,755,859	0.4
50,000,000	2.875%, 11/15/21	50,796,875	0.5
57,000,000	1.750%, 11/30/21	56,283,047	0.5
70,000,000	2.625%, 12/15/21	70,724,609	0.6
51,700,000	2.000%, 12/31/21	51,401,109	0.5
60,000,000	1.875%, 02/28/22	59,402,344	0.5
51,000,000	1.875%, 03/31/22	50,507,929	0.5
92,000,000	1.875%, 04/30/22	91,036,875	0.8
63,000,000	1.875%, 07/31/22	62,286,328	0.6
55,000,000	1.625%, 08/31/22	53,912,891	0.5
65,000,000	2.000%, 10/31/22	64,502,344	0.6
108,000,000	2.000%, 11/30/22	107,156,250	0.9
60,000,000	2.625%, 02/28/23	60,892,969	0.5
80,000,000	2.500%, 03/31/23	80,840,625	0.7
80,000,000	2.750%, 05/31/23	81,650,000	0.7
91,500,000	2.625%, 06/30/23	92,965,429	0.8
80,000,000	2.750%, 07/31/23	81,709,375	0.7
116,000,000	2.750%, 08/31/23	118,532,969	1.0
65,000,000	2.875%, 11/30/23	66,861,133	0.6
55,000,000	2.625%, 12/31/23	55,962,500	0.5
129,300,000	2.500%, 01/31/24	130,865,743	1.2
70,000,000	2.375%, 02/29/24	70,494,922	0.6
75,000,000	2.125%, 03/31/24	74,619,141	0.7
44,500,000	1.625%, 02/15/26	42,544,434	0.4
46,000,000	2.250%, 08/15/27	45,599,297	0.4
47,000,000	2.750%, 02/15/28	48,384,297	0.4
66,000,000	2.875%, 05/15/28	68,621,953	0.6
63,000,000	2.875%, 08/15/28	65,524,922	0.6
85,000,000	3.125%, 11/15/28	90,256,055	0.8
897,979,100	1.125%–8.000%, 11/30/19–02/15/49	898,836,067	7.9
		4,378,692,985	38.6
	TOTAL GOVERNMENT BONDS (Cost $8,116,006,946)	8,161,752,203	71.9

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Annual Report	37

Summary portfolio of investments	concluded

Bond Index Fund ■ March 31, 2019

Principal	Issuer	Value	% of net assets
STRUCTURED ASSETS

ASSET BACKED		$85,781,522	0.7%
OTHER MORTGAGE BACKED		199,008,722	1.8
	TOTAL STRUCTURED ASSETS (Cost $284,004,150)	284,790,244	2.5
	TOTAL BONDS (Cost $11,203,471,046)	11,284,483,547	99.4

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT		40,000,000	0.4
		40,000,000	0.4
TREASURY DEBT
	United States Treasury Bill
$45,300,000	2.384%, 04/09/19	45,275,966	0.4
	Other	52,482,867	0.4
		97,758,833	0.8
	TOTAL SHORT-TERM INVESTMENTS (Cost $137,758,876)	137,758,833	1.2

	TOTAL PORTFOLIO (Cost $11,341,229,922)	11,422,242,380	100.6
	OTHER ASSETS & LIABILITIES, NET	(68,532,309)	(0.6)
	NET ASSETS	$11,353,710,071	100.0%

h	All or a portion of these securities were purchased on a delayed delivery basis.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 3/31/19, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $77,750,716 or 0.7% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

38	2019 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments

Bond Plus Fund  ■  March 31, 2019

Principal	Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS

AUTOMOBILES & COMPONENTS	$2,705,104	0.1%
CAPITAL GOODS	4,847,490	0.1
COMMERCIAL & PROFESSIONAL SERVICES	16,488,592	0.4
CONSUMER DURABLES & APPAREL	311,892	0.0
CONSUMER SERVICES	13,064,839	0.3
DIVERSIFIED FINANCIALS	107,119	0.0
ENERGY	4,102,492	0.1
FOOD & STAPLES RETAILING	2,707,783	0.1
HEALTH CARE EQUIPMENT & SERVICES	7,500,072	0.2
INSURANCE	4,763,641	0.1
MATERIALS	6,048,564	0.1
MEDIA & ENTERTAINMENT	8,150,516	0.2
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,663,936	0.1
REAL ESTATE	3,725,885	0.1
RETAILING	8,929,707	0.2
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	727,650	0.0
SOFTWARE & SERVICES	8,277,069	0.2
TECHNOLOGY HARDWARE & EQUIPMENT	1,414,689	0.0
TELECOMMUNICATION SERVICES	1,144,562	0.0
UTILITIES	967,168	0.0
TOTAL BANK LOAN OBLIGATIONS (Cost $101,381,000)	97,648,770	2.3

BONDS

CORPORATE BONDS

AUTOMOBILES & COMPONENTS	25,353,611	0.6
BANKS	215,428,178	5.0
CAPITAL GOODS	26,515,845	0.6
COMMERCIAL & PROFESSIONAL SERVICES	30,464,052	0.7
CONSUMER DURABLES & APPAREL	10,355,806	0.2
CONSUMER SERVICES	28,574,893	0.7
DIVERSIFIED FINANCIALS
$15,850,000	Wells Fargo & Co 2.625%, 07/22/22	15,737,741	0.4
Other	141,214,893	3.3
156,952,634	3.7
ENERGY	164,553,913	3.8
FOOD & STAPLES RETAILING	34,316,483	0.8
FOOD, BEVERAGE & TOBACCO	36,263,553	0.8
HEALTH CARE EQUIPMENT & SERVICES	39,131,195	0.9
HOUSEHOLD & PERSONAL PRODUCTS	403,987	0.0
Principal			Issuer	Value	% of net assets
INSURANCE				$43,608,424	1.0%
MATERIALS				61,127,194	1.4
MEDIA & ENTERTAINMENT				78,110,068	1.8
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				50,276,080	1.2
REAL ESTATE				37,908,099	0.9
RETAILING				26,398,358	0.6
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				7,837,361	0.2
SOFTWARE & SERVICES				28,833,371	0.7
TECHNOLOGY HARDWARE & EQUIPMENT				35,493,458	0.8
TELECOMMUNICATION SERVICES				63,697,919	1.5
TRANSPORTATION				29,186,220	0.7
UTILITIES				104,997,340	2.4
		TOTAL CORPORATE BONDS (Cost $1,329,348,419)		1,335,788,042	31.0

GOVERNMENT BONDS

FOREIGN GOVERNMENT BONDS
JPY	2,300,000,000		Japan Government Two Year Bond 0.100%, 04/15/19	20,754,330	0.5
			Other	127,971,838	3.0
				148,726,168	3.5
MORTGAGE BACKED
			Federal Home Loan Mortgage Corp (FHLMC)
	$14,009,634	i	2.784%, 06/15/48, LIBOR 1 M + 0.300%	13,865,678	0.3
			Federal Home Loan Mortgage Corp Gold (FGLMC)
	25,058,292		3.500%, 08/01/46	25,643,170	0.6
	14,613,909		3.000%, 01/01/47	14,556,023	0.3
	38,129,558		3.000%, 02/01/47	37,978,526	0.9
	38,658,597		3.500%, 03/01/48	39,492,267	0.9
	13,041,531		4.000%, 03/01/48	13,654,838	0.3
	26,865,524		4.500%, 08/01/48	28,658,100	0.7
			Federal National Mortgage Association (FNMA)
	13,185,426		3.500%, 04/25/45	13,516,405	0.3
	12,675,607		3.000%, 12/25/45	12,719,355	0.3
	37,652,957	h	3.000%, 11/01/46	37,498,461	0.9
	57,514,356		3.500%, 01/01/47	58,368,109	1.4
	14,570,795		4.500%, 01/01/48	15,520,476	0.4
	23,131,743		3.000%, 02/25/48	23,256,765	0.5
	12,908,110		4.500%, 03/01/48	13,747,854	0.3
	55,901,753		4.000%, 04/01/48	57,719,084	1.3
	50,806,687	h	4.000%, 08/01/48	52,375,336	1.2
	20,228,308	h	4.500%, 12/01/48	21,137,683	0.5
	168,197,906	h	3.000%–9.000%, 11/01/25–04/25/49	174,316,645	4.1
			Government National Mortgage Association (GNMA)
	18,594,657		3.000%, 12/20/47	18,689,361	0.4
	33,326,068		3.500%, 12/20/47	34,078,651	0.8
	27,812,186		3.000%, 01/20/48	27,953,835	0.7
	29,909,189		3.500%, 01/20/48	30,582,518	0.7
	13,535,969		4.000%, 12/20/48	13,986,177	0.3
			Other	92,925,455	2.2
				872,240,772	20.3
MUNICIPAL BONDS				194,396,145	4.5

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Annual Report	39

Summary portfolio of investments	continued

Bond Plus Fund  ■  March 31, 2019

Principal		Issuer	Value	% of net assets
U.S. TREASURY SECURITIES
		United States Treasury Bond
$15,000,000		4.375%, 11/15/39	$19,095,117	0.4%
20,000,000		4.375%, 05/15/40	25,492,188	0.6
15,000,000		2.500%, 05/15/46	14,131,641	0.3
24,400,000		2.750%, 08/15/47	24,110,250	0.6
33,350,000		3.000%, 02/15/48	34,588,900	0.8
70,080,000		3.000%, 08/15/48	72,713,475	1.7
19,485,000		3.375%, 11/15/48	21,735,670	0.5
		United States Treasury Note
45,000,000		1.625%, 06/30/20	44,578,125	1.0
20,000,000		2.625%, 07/31/20	20,065,625	0.5
45,000,000		2.625%, 08/15/20	45,154,687	1.1
20,000,000		2.125%, 08/15/21	19,938,281	0.5
45,000,000		2.000%, 12/31/21	44,739,844	1.0
32,500,000		1.875%, 01/31/22	32,181,348	0.7
34,215,000		2.500%, 02/15/22	34,475,622	0.8
20,000,000		1.750%, 02/28/22	19,730,469	0.5
24,860,000		2.625%, 02/15/29	25,343,604	0.6
62,025,000		3.000%, 02/15/49	64,392,126	1.5
		Other	65,358,791	1.5
			627,825,763	14.6
	TOTAL GOVERNMENT BONDS (Cost $1,822,053,722)		1,843,188,848	42.9

STRUCTURED ASSETS

ASSET BACKED			320,709,870	7.5

OTHER MORTGAGE BACKED
20,000,000	g	COMM Mortgage Trust Series-2012 CR2 (Class A3) 2.841%, 08/15/45	20,047,586	0.5
60,385,872	g,i	2.972%–4.959%, 08/10/46–05/10/51	60,870,640	1.4
14,346,000	i	GS Mortgage Securities Corp II Series-2018 GS9 (Class AAB) 3.978%, 03/10/51	15,095,019	0.4
		JP Morgan Mortgage Acquisition Trust Series-2007 CH5 (Class A1)
13,032,985	i	2.646%, 06/25/37, LIBOR 1 M + 0.160%	12,784,870	0.3
		JP Morgan Mortgage Trust
52,103,294	g,i	3.000%–4.628%, 11/25/33–05/25/49	52,003,314	1.2
12,304,000		Morgan Stanley Bank of America Merrill Lynch Trust Series-2015 C20 (Class A4) 3.249%, 02/15/48	12,460,690	0.3
		Sequoia Mortgage Trust
50,753,422	g,h,i	3.500%–4.000%, 06/25/46–06/25/48	50,681,243	1.2
		Other	244,552,368	5.7
			468,495,730	11.0
	TOTAL STRUCTURED ASSETS (Cost $792,178,326)		789,205,600	18.5

	TOTAL BONDS (Cost $3,943,580,467)		3,968,182,490	92.4
Shares	Company	Value	% of net assets
COMMON STOCKS

ENERGY		$2,726,446	0.1%
	TOTAL COMMON STOCKS (Cost $1,863,393)	2,726,446	0.1

RIGHTS / WARRANTS

ENERGY		324,814	0.0

	TOTAL RIGHTS / WARRANTS (Cost $270,181)	324,814	0.0

Principal	Issuer

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
$25,000,000	Federal Home Loan Bank (FHLB) 2.250%, 04/01/19	25,000,000	0.6
		25,000,000	0.6
TREASURY DEBT
	United States Treasury Bill
36,440,000	2.383%, 04/02/19	36,437,596	0.8
93,100,000	2.427%, 04/16/19	93,007,240	2.1
29,100,000	2.395%, 04/30/19	29,044,033	0.7
28,300,000	2.235%, 05/28/19	28,194,985	0.7
	Other	20,340,533	0.5
		207,024,387	4.8
	TOTAL SHORT-TERM INVESTMENTS (Cost $231,970,042)	232,024,387	5.4

	TOTAL PORTFOLIO (Cost $4,279,065,083)	4,300,906,907	100.2
	OTHER ASSETS & LIABILITIES, NET	(6,791,386)	(0.2)
	NET ASSETS	$4,294,115,521	100.0%

Abbreviation(s):

JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
M	Month

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/19, the aggregate value of these securities, including those in “Other,” was $962,635,717 or 22.4% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

40	2019 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	concluded

Bond Plus Fund  ■  March 31, 2019

Bilateral cross currency swap contracts outstanding as of March 31, 2019 were as follows (see Note 3):

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity date		Notional amount	Value	Upfront premiums paid (received	)	Unrealized appreciation (depreciation	)
USD		Fixed semi-annual 1.94%	JP Morgan Securities	04/15/19	USD	20,664,870	$78,929	$(51,598)		$130,527
JPY	Fixed semi-annual 0.10%				JPY	2,300,000,000

Abbreviation(s):

JPY	Japanese Yen

Centrally cleared credit default swap contracts outstanding as of March 31, 2019 were as follows (see Note 3):

PURCHASED

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity date	Notional amount	(1)	Variation Margin	Unrealized appreciation (depreciation)
CDX-NAHYS31V3-5Y Index	5.000%	Credit event as specified in contract	Citigroup Global Markets	12/20/23	$25,000,000		$(102,724)	$(231,929)
CDX-NAHYS31V3-5Y Index	5.000	Credit event as specified in contract	Citigroup Global Markets	12/20/23	25,000,000		(102,731)	(228,350)
CDX-NAHYS31V3-5Y Index	5.000	Credit event as specified in contract	Citigroup Global Markets	12/20/23	25,000,000		(102,783)	(197,947)
CDX-NAHYS31V3-5Y Index	5.000	Credit event as specified in contract	Citigroup Global Markets	12/20/23	25,000,000		(102,750)	(216,929)
CDX-NAHYS31V3-5Y Index	5.000	Credit event as specified in contract	Citigroup Global Markets	12/20/23	25,000,000		(102,884)	(140,410)
Total							$(513,872)	$(1,015,565)
(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Annual Report	41

Summary portfolio of investments

5–15 Year Laddered Tax-Exempt Bond Fund  ■  March 31, 2019

Principal	Issuer	Value	% of net assets
LONG-TERM MUNICIPAL BONDS

ALABAMA
$2,395,000	University of South Alabama 5.000%, 11/01/31	$2,779,134	1.0%
	Other	1,983,403	0.8
		4,762,537	1.8
ALASKA
2,570,000	Borough of Matanuska-Susitna AK 5.000%, 09/01/25	3,028,617	1.1
	Other	574,460	0.2
		3,603,077	1.3
ARIZONA		692,077	0.3
ARKANSAS		1,212,480	0.5
CALIFORNIA
1,510,000	California Health Facilities Financing Authority 5.000%, 09/01/33	1,769,720	0.7
2,000,000	City of Los Angeles Department of Airports 5.000%, 05/15/27	2,394,920	0.9
1,715,000	Elk Grove Finance Authority 5.000%, 09/01/30	1,930,524	0.7
	Other	8,089,464	3.0
		14,184,628	5.3
COLORADO
1,500,000	City & County of Denver CO Airport System Revenue 5.000%, 11/15/30	1,793,505	0.7
2,155,000	Colorado Health Facilities Authority 5.000%, 01/01/32	2,204,587	0.8
	Other	2,378,762	0.9
		6,376,854	2.4
CONNECTICUT
2,000,000	University of Connecticut 5.000%, 03/15/28	2,306,820	0.9
	Other	6,236,516	2.3
		8,543,336	3.2
DISTRICT OF COLUMBIA		1,162,445	0.4
FLORIDA
1,375,000	Miami-Dade County Expressway Authority 5.000%, 07/01/31	1,617,220	0.6
2,180,000	Port St. Lucie Community Redevelopment Agency 5.000%, 01/01/26	2,578,024	0.9
	Other	6,934,820	2.6
		11,130,064	4.1
GEORGIA		6,099,289	2.2
GUAM		457,384	0.2
HAWAII
1,275,000	City & County of Honolulu HI 5.000%, 09/01/27	1,582,607	0.6
2,000,000	State of Hawaii 5.000%, 01/01/25	2,361,500	0.9
	Other	2,333,070	0.8
		6,277,177	2.3
Principal		Issuer	Value	% of net assets
IDAHO			$498,015	0.2%

ILLINOIS
		Chicago Board of Education
$1,500,000		5.000%, 12/01/26	1,630,125	0.6
1,500,000		5.000%, 12/01/27	1,635,375	0.6
6,000,000	g	1.950%, 12/01/30	6,000,000	2.2
2,000,000		Chicago Midway International Airport 5.000%, 01/01/26	2,318,720	0.9
1,500,000		City of Chicago IL Wastewater Transmission Revenue 5.000%, 01/01/22	1,620,585	0.6
1,500,000		City of Chicago IL, GO 5.500%, 01/01/35	1,639,785	0.6
1,750,000		County of Cook IL 5.000%, 11/15/31	1,968,995	0.7
2,000,000		Metropolitan Water Reclamation District of Greater Chicago 5.000%, 12/01/30	2,340,680	0.9
1,500,000		Sales Tax Securitization Corp 5.000%, 01/01/30	1,741,770	0.6
2,000,000		State of Illinois 5.000%, 06/01/28	2,181,580	0.8
		Other	18,763,148	6.9
			41,840,763	15.4
INDIANA			1,200,000	0.4
IOWA			564,994	0.2
KENTUCKY
2,000,000		Kentucky Turnpike Authority 5.000%, 07/01/26	2,374,240	0.9
		Other	2,838,775	1.0
			5,213,015	1.9
LOUISIANA
1,250,000		St. Tammany Parish Hospital Service District No 5.000%, 07/01/33	1,474,775	0.5
		Other	2,701,268	1.0
			4,176,043	1.5
MAINE			778,605	0.3
MASSACHUSETTS			1,665,200	0.6
MICHIGAN
		Michigan Finance Authority
2,000,000		5.000%, 04/01/25	2,316,640	0.9
2,000,000		5.000%, 11/15/28	2,378,160	0.9
1,650,000		5.000%, 07/01/44	1,764,048	0.6
1,250,000		Wayne County Airport Authority 5.000%, 12/01/29	1,507,438	0.6
		Other	1,784,074	0.7
			9,750,360	3.7
MINNESOTA			2,526,680	0.9
MISSISSIPPI
4,000,000		Mississippi Business Finance Corp 1.500%, 12/01/30	4,000,000	1.5
1,500,000		Mississippi Development Bank 5.000%, 03/01/24	1,704,990	0.6
		Other	5,895,598	2.2
			11,600,588	4.3

42	2019 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	concluded

5–15 Year Laddered Tax-Exempt Bond Fund  ■  March 31, 2019

Principal		Issuer	Value	% of net assets
MISSOURI
$1,500,000	g	Kansas City Land Clearance Redevelopment Authority 5.000%, 02/01/40	$1,564,680	0.6%
1,745,000		St. Louis Municipal Finance Corp 5.000%, 02/15/26	2,057,250	0.8
		Other	4,258,268	1.5
			7,880,198	2.9
NEBRASKA			278,165	0.1
NEVADA			1,819,445	0.7
NEW JERSEY
1,500,000		New Jersey Sports & Exposition Authority 5.000%, 09/01/24	1,671,240	0.6
7,000,000		New Jersey Transportation Trust Fund Authority 5.000%, 06/15/34	7,829,010	2.9
		Other	4,893,132	1.8
			14,393,382	5.3
NEW YORK
1,475,000		Metropolitan Transportation Authority 5.000%, 11/15/24	1,709,112	0.6
		Other	8,150,216	3.0
			9,859,328	3.6
NORTH CAROLINA
1,355,000		County of Duplin NC 5.000%, 04/01/27	1,606,352	0.6
2,000,000		North Carolina Medical Care Commission 5.000%, 06/01/34	2,068,120	0.8
		Other	3,087,203	1.1
			6,761,675	2.5
NORTH DAKOTA
1,500,000		North Dakota Housing Finance Agency 2.410%, 01/01/49	1,500,000	0.5
		Other	1,007,240	0.4
			2,507,240	0.9
OHIO
1,500,000		County of Miami OH 5.000%, 08/01/32	1,777,665	0.7
		Other	4,696,934	1.7
			6,474,599	2.4
OKLAHOMA
1,500,000		Oklahoma Development Finance Authority 5.250%, 08/15/48	1,703,250	0.6
		Other	888,495	0.3
			2,591,745	0.9
OREGON
3,000,000	g	Oregon State Business Development Commission 6.500%, 04/01/31	2,896,050	1.1
		Other	2,305,160	0.8
			5,201,210	1.9
PENNSYLVANIA
2,000,000		Pennsylvania Economic Development Financing Authority 5.000%, 12/31/25	2,301,260	0.8
Principal		Issuer	Value	% of net assets
PENNSYLVANIA—continued
$2,500,000		Pennsylvania State University 5.000%, 03/01/40	$2,571,700	0.9%
		Other	6,302,683	2.4
			11,175,643	4.1
RHODE ISLAND			1,835,286	0.7
SOUTH CAROLINA			284,840	0.1
SOUTH DAKOTA			1,133,713	0.4
TENNESSEE			1,173,817	0.4
TEXAS
2,000,000		City of El Paso TX Airport Revenue 5.000%, 08/15/28	2,391,220	0.9
1,970,000		City of Houston TX 5.000%, 03/01/32	2,337,425	0.9
1,500,000		City of Lubbock TX 5.000%, 02/15/25	1,766,790	0.6
1,545,000		Texas Municipal Gas Acquisition & Supply Corp III 5.000%, 12/15/32	1,668,492	0.6
		Other	15,798,420	5.8
			23,962,347	8.8
UTAH			2,944,438	1.1
VIRGIN ISLANDS
		Virgin Islands Public Finance Authority
2,000,000	g	5.000%, 09/01/25$	2,223,200	0.8
2,500,000	g	5.000%, 09/01/33	2,688,575	1.0
			4,911,775	1.8
WASHINGTON
1,855,000	g	City of Bellingham WA Water & Sewer Revenue 1.700%, 08/01/19	1,855,000	0.7
		Other	1,167,670	0.4
			3,022,670	1.1
WEST VIRGINIA			3,568,844	1.3
WISCONSIN			553,675	0.2
	TOTAL LONG-TERM MUNICIPAL BONDS (Cost $251,099,107)		256,649,646	94.6

	TOTAL PORTFOLIO (Cost $251,099,107)		256,649,646	94.6
	OTHER ASSETS & LIABILITIES, NET		14,582,922	5.4
	NET ASSETS		$271,232,568	100.0%

Abbreviation(s):

GO	General Obligation
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/19, the aggregate value of these securities, including those in “Other,” was $21,788,720 or 8.0% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Annual Report	43

Summary portfolio of investments

Green Bond Fund  ■  March 31, 2019

Principal		Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS

ENERGY
$646,874	i	TerraForm Power Operating LLC 4.500%, 11/08/22, LIBOR 1 M + 2.000%	$629,894	2.4%
			629,894	2.4
UTILITIES
500,000	i	ExGen Renewables IV LLC 5.630%, 11/28/24, LIBOR 3 M + 3.000%	467,500	1.7
			467,500	1.7
	TOTAL BANK LOAN OBLIGATIONS (Cost $1,141,363)		1,097,394	4.1

BONDS

CORPORATE BONDS

BANKS
500,000		Bank of America Corp 2.151%, 11/09/20	494,961	1.8
500,000		HSBC Holdings plc 3.033%, 11/22/23	497,579	1.9
500,000	g	ING Groep NV 4.625%, 01/06/26	524,849	2.0
550,000		Mitsubishi UFJ Financial Group, Inc 2.527%, 09/13/23	538,027	2.0
		Other	247,246	0.9
			2,302,662	8.6
CONSUMER SERVICES
260,000	i	Nature Conservancy 3.736%, 02/01/24, LIBOR 3 M + 1.080%	259,770	1.0
			259,770	1.0
MATERIALS
500,000		Fibria Overseas Finance Ltd 5.500%, 01/17/27	522,380	1.9
525,000	g	Inversiones CMPC S.A. 4.375%, 04/04/27	527,828	2.0
250,000	g	Klabin Austria GmbH 7.000%, 04/03/49	249,125	0.9
			1,299,333	4.8
REAL ESTATE
500,000		Alexandria Real Estate Equities, Inc 4.000%, 01/15/24	517,382	1.9
		Digital Realty Trust LP
500,000		3.950%, 07/01/22	513,197	1.9
			1,030,579	3.8
TECHNOLOGY HARDWARE & EQUIPMENT
		Apple, Inc
500,000		2.850%, 02/23/23	504,525	1.9
500,000		3.000%, 06/20/27	498,237	1.9
			1,002,762	3.8
Principal		Issuer	Value	% of net assets
UTILITIES
$500,000		Avangrid, Inc 3.150%, 12/01/24	$494,509	1.8%
500,000	g	Azure Power Energy Ltd 5.500%, 11/03/22	491,308	1.8
550,000		DTE Electric Co 4.050%, 05/15/48	574,473	2.1
500,000		Georgia Power Co 3.250%, 04/01/26	489,914	1.8
500,000		Interstate Power & Light Co 4.100%, 09/26/28	523,113	1.9
		MidAmerican Energy Co
500,000		3.950%, 08/01/47	511,077	1.9
350,000		3.650%, 08/01/48	340,752	1.3
		Public Service Co of Colorado
529,000		3.700%, 06/15/28	551,910	2.1
500,000		4.100%, 06/15/48	527,356	2.0
413,907	g	Topaz Solar Farms LLC 4.875%, 09/30/39	405,252	1.5
500,000		Westar Energy, Inc 2.550%, 07/01/26	479,666	1.8
		Other	607,812	2.3
			5,997,142	22.3
	TOTAL CORPORATE BONDS (Cost $11,342,495)		11,892,248	44.3

GOVERNMENT BONDS

AGENCY SECURITIES
286,353	g	Genesis Solar Pass Through Trust 3.875%, 02/15/38	289,933	1.1
		Overseas Private Investment Corp (OPIC)
250,000		3.050%, 06/15/35	255,225	0.9
250,000		3.590%, 06/15/35	262,355	1.0
			807,513	3.0
FOREIGN GOVERNMENT BONDS
500,000		International Bank for Reconstruction & Development 2.125%, 03/03/25	493,480	1.8
500,000	g	International Development Association 2.750%, 04/24/23	507,620	1.9
1,000,000		North American Development Bank 4.375%, 02/11/20	1,013,986	3.8
		Perusahaan Penerbit SBSN Indonesia III
300,000	g	3.750%, 03/01/23	302,394	1.1
250,000	g	3.900%, 08/20/24	253,160	1.0
			2,570,640	9.6
MUNICIPAL BONDS
250,000		Erie City Water Authority 2.800%, 06/01/19	250,020	0.9
500,000	g	Ohio Air Quality Development Authority 4.500%, 01/15/48	520,975	2.0
250,000	i	State of California 3.270%, 04/01/47, LIBOR 1 M + 0.780%	251,000	0.9
		Other	229,593	0.9
			1,251,588	4.7
	TOTAL GOVERNMENT BONDS (Cost $4,546,516)		4,629,741	17.3

44	2019 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	concluded

Green Bond Fund  ■  March 31, 2019

Principal		Issuer	Value	% of net assets
STRUCTURED ASSETS

ASSET BACKED
$562,052	g	HERO Funding Trust Series-2016 3A (Class A2) 3.910%, 09/20/42	$570,863	2.1%
330,536	g	Series-2017 3A (Class A1) 3.190%, 09/20/48	333,213	1.2
666,031	g	Series-2017 3A (Class A2) 3.950%, 09/20/48	680,618	2.5
244,968	g	Sunrun Athena Issuer LLC Series-2018 1 (Class A) 5.310%, 04/30/49	253,258	1.0
1,000,000		Toyota Auto Receivables Owner Trust Series-2016 B (Class A4) 1.520%, 08/16/21	993,001	3.7
		Other	363,393	1.4
			3,194,346	11.9
OTHER MORTGAGE BACKED
600,000	g,i	BBCMS Trust Series-2015 SRCH (Class D) 4.957%, 08/10/35	629,693	2.3
500,000	g	COMM Mortgage Trust Series-2015 3BP (Class A) 3.178%, 02/10/35	505,362	1.9
275,000	g	GRACE Mortgage Trust Series-2014 GRCE (Class A) 3.369%, 06/10/28	277,929	1.0
500,000	g,i	Morgan Stanley Capital I Trust Series-2014 CPT (Class AM) 3.402%, 07/13/29	504,218	1.9
300,000	g	Series-2013 WLSR (Class A) 2.695%, 01/11/32	298,674	1.1
1,500,000	g	OBP Depositor LLC Trust Series-2010 OBP (Class A) 4.646%, 07/15/45	1,518,169	5.7
780,000	g,i	Wells Fargo Commercial Mortgage Trust Series-2013 120B (Class A) 2.710%, 03/18/28	776,242	2.9
500,000	g,i	Series-2017 SMP (Class A) 3.234%, 12/15/34, LIBOR 1 M + 0.750%	496,387	1.8
		Other	290,505	1.1
			5,297,179	19.7
	TOTAL STRUCTURED ASSETS (Cost $8,348,092)		8,491,525	31.6

	TOTAL BONDS (Cost $24,237,103)		25,013,514	93.2

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT			170,000	0.6
			170,000	0.6
Principal	Issuer	Value	% of net assets
TREASURY DEBT
$500,000	United States Treasury Bill 2.398% 04/11/19	$499,668	1.9%
		499,668	1.9
	TOTAL SHORT-TERM INVESTMENTS (Cost $669,668)	669,668	2.5

	TOTAL PORTFOLIO (Cost $26,048,134)	26,780,576	99.8
	OTHER ASSETS & LIABILITIES, NET	59,440	0.2
	NET ASSETS	$26,840,016	100.0%

Abbreviation(s):

LIBOR	London Interbank Offered Rate
M	Month

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/19, the aggregate value of these securities, including those in “Other,” was $11,817,235 or 44.0% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Annual Report	45

Summary portfolio of investments

High-Yield Fund  ■  March 31, 2019

Principal		Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS

AUTOMOBILES & COMPONENTS			$8,406,384	0.2%
CAPITAL GOODS			15,095,289	0.4
COMMERCIAL & PROFESSIONAL SERVICES			19,060,416	0.5
CONSUMER SERVICES			55,155,616	1.3
ENERGY			16,222,529	0.4
HEALTH CARE EQUIPMENT & SERVICES
		RegionalCare Hospital Partners Holdings, Inc
$23,703,125	h,i	6.980%, 11/16/25, LIBOR 1 M + 4.500%	23,417,976	0.6
		Other	20,171,720	0.5
			43,589,696	1.1
INSURANCE			17,802,680	0.4
MATERIALS			20,254,175	0.5
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			9,640,610	0.2
REAL ESTATE			14,406,356	0.3
RETAILING			31,505,261	0.8
SOFTWARE & SERVICES
		Dun & Bradstreet Corp
23,000,000	i	7.490%, 02/06/26, LIBOR 1 M + 5.000%	22,683,750	0.5
			22,683,750	0.5
UTILITIES			21,922,552	0.5
		TOTAL BANK LOAN OBLIGATIONS (Cost $303,377,288)	295,745,314	7.1
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS
		Panther BF Aggregator 2 LP
22,900,000	g,h	8.500%, 05/15/27	22,957,250	0.5
		Other	52,780,281	1.3
			75,737,531	1.8
BANKS			34,083,326	0.8
CAPITAL GOODS
		Beacon Escrow Corp
22,950,000	g	4.875%, 11/01/25	21,802,500	0.6
		Other	104,522,412	2.5
			126,324,912	3.1
COMMERCIAL & PROFESSIONAL SERVICES
		Prime Security Services Borrower LLC
36,354,000	g	9.250%, 05/15/23	38,171,700	0.9
30,075,000	g,h	5.750%, 04/15/26	30,075,000	0.7
		United Rentals North America, Inc
17,500,000		6.500%, 12/15/26	18,418,750	0.4
		Other	153,687,810	3.8
			240,353,260	5.8
Principal		Issuer	Value	% of net assets
CONSUMER DURABLES & APPAREL
		Mattel, Inc
$18,050,000	g	6.750%, 12/31/25	$17,756,687	0.4%
		Other	85,421,738	2.1
			103,178,425	2.5
CONSUMER SERVICES
		frontdoor, Inc
22,800,000	g	6.750%, 08/15/26	23,313,000	0.6
		Six Flags Entertainment Corp
22,500,000	g	4.875%, 07/31/24	22,148,438	0.5
		Other	140,845,229	3.4
			186,306,667	4.5
DIVERSIFIED FINANCIALS
		Icahn Enterprises LP
21,200,000		6.250%, 02/01/22	21,748,020	0.5
		Quicken Loans, Inc
27,850,000	g	5.250%, 01/15/28	26,074,563	0.7
		Other	141,256,153	3.4
			189,078,736	4.6
ENERGY
		AmeriGas Partners LP
44,600,000		5.500%–5.875%, 05/20/24–05/20/27	44,505,812	1.1
		Exterran Partners LP
29,335,000		6.000%, 04/01/21	29,312,999	0.7
		Genesis Energy LP
22,500,000		6.250%, 05/15/26	21,262,500	0.5
		Hess Infrastructure Partners LP
21,175,000	g	5.625%, 02/15/26	21,545,562	0.5
		Murphy Oil Corp
19,800,000		5.750%, 08/15/25	20,445,743	0.5
		Nabors Industries, Inc
23,750,000		5.750%, 02/01/25	21,285,463	0.5
		Oasis Petroleum, Inc
42,597,000		6.250%–6.875%, 03/15/22–05/01/26	41,935,145	1.0
		Range Resources Corp
22,825,000		5.750%, 06/01/21	23,167,375	0.6
		Southwestern Energy Co
19,000,000		7.500%, 04/01/26	19,380,000	0.5
		Targa Resources Partners LP
39,600,000		5.000%–6.875%, 02/01/25–01/15/29	41,003,656	1.0
		USA Compression Partners LP
30,000,000		6.875%, 04/01/26	30,675,000	0.7
		Other	434,393,016	10.4
			748,912,271	18.0
FOOD & STAPLES RETAILING
		Ingles Markets, Inc
17,960,000		5.750%, 06/15/23	18,296,750	0.5
		Other	22,104,687	0.5
			40,401,437	1.0
FOOD, BEVERAGE & TOBACCO			17,425,513	0.4

46	2019 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	continued

High-Yield Fund ■ March 31, 2019

Principal		Issuer	Value	% of net assets
HEALTH CARE EQUIPMENT & SERVICES
		HCA, Inc
$24,650,000		5.875%, 02/15/26	$26,622,000	0.6%
		MEDNAX, Inc
19,950,000	g	6.250%, 01/15/27	20,174,438	0.5
		Tenet Healthcare Corp
23,125,000		4.625%, 07/15/24	23,182,813	0.6
51,900,000		6.250%–8.125%, 04/01/22–11/15/31	53,182,025	1.3
		Other	117,380,241	2.8
			240,541,517	5.8
HOUSEHOLD & PERSONAL PRODUCTS			10,307,108	0.2
INSURANCE			12,505,908	0.3
MATERIALS
		Nova Chemicals Corp
40,000,000	g	4.875%, 06/01/24	39,300,000	1.0
		Tronox, Inc
22,750,000	g	6.500%, 04/15/26	21,712,600	0.5
		Other	240,469,451	5.8
			301,482,051	7.3
MEDIA & ENTERTAINMENT
		Altice France S.A.
28,175,000	g	8.125%, 02/01/27	28,456,750	0.7
		CCO Holdings LLC
20,900,000		5.750%, 01/15/24	21,448,625	0.5
20,000,000	g	5.875%, 04/01/24	20,902,200	0.5
		CSC Holdings LLC
29,250,000	g	7.500%, 04/01/28	31,342,838	0.8
		DISH DBS Corp
28,500,000		7.750%, 07/01/26	24,795,000	0.6
		Numericable-SFR S.A.
19,150,000	g	7.375%, 05/01/26	18,767,000	0.4
		Other	285,437,340	6.9
			431,149,753	10.4
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
		Valeant Pharmaceuticals International, Inc
38,800,000		5.500%–9.250%, 03/01/23–01/31/27	40,444,858	1.0
		VRX Escrow Corp
17,825,000	g	5.875%, 05/15/23	18,003,250	0.4
23,600,000	g	6.125%, 04/15/25	23,364,000	0.6
		Other	66,364,898	1.6
			148,177,006	3.6
REAL ESTATE
		WeWork Cos, Inc
25,300,000	g	7.875%, 05/01/25	23,276,000	0.6
		Other	4,187,464	0.1
			27,463,464	0.7
RETAILING
		PetSmart, Inc
24,800,000	†,g	7.125%, 03/15/23	18,476,000	0.5
		Staples, Inc
28,100,000	g	8.500%, 09/15/25	30,629,000	0.7
		Other	83,677,321	2.0
			132,782,321	3.2
Principal		Issuer	Value	% of net assets
SOFTWARE & SERVICES			$108,557,928	2.6%
TECHNOLOGY HARDWARE & EQUIPMENT
		CommScope, Inc
$23,700,000	g	6.000%, 06/15/25	23,041,140	0.5
		Other	20,637,618	0.5
			43,678,758	1.0
TELECOMMUNICATION SERVICES
		CenturyLink, Inc
43,500,000		5.800%–7.650%, 06/15/21–03/15/42	44,592,625	1.1
		Frontier Communications Corp
26,575,000	g	8.500%, 04/01/26	24,681,531	0.6
17,700,000	g	8.000%, 04/01/27	18,275,250	0.4
		T-Mobile USA, Inc
22,000,000		5.125%, 04/15/25	22,522,500	0.5
		Vodafone Group plc
20,000,000		7.000%, 04/04/79	20,328,362	0.5
		Other	95,582,260	2.3
			225,982,528	5.4
TRANSPORTATION
		Bombardier, Inc
49,575,000		6.000%–7.875%, 10/15/22–04/15/27	50,490,781	1.2
		Other	20,250,608	0.5
			70,741,389	1.7
UTILITIES
		Calpine Corp
22,125,000	g	5.250%, 06/01/26	22,014,375	0.5
		Talen Energy Supply LLC
18,500,000	g	10.500%, 01/15/26	19,277,000	0.4
		Vistra Operations Co LLC
19,600,000	g	5.625%, 02/15/27	20,359,500	0.5
		Other	64,574,969	1.6
			126,225,844	3.0
		TOTAL CORPORATE BONDS (Cost $3,667,374,266)	3,641,397,653	87.7

		TOTAL BONDS (Cost $3,667,374,266)	3,641,397,653	87.7

Shares		Company

COMMON STOCKS

DIVERSIFIED FINANCIALS			24,924,114	0.6
ENERGY			23,463,468	0.6
		TOTAL COMMON STOCKS (Cost $39,636,810)	48,387,582	1.2

RIGHTS / WARRANTS
ENERGY			2,174,181	0.1
		TOTAL RIGHTS / WARRANTS (Cost $1,808,488)	2,174,181	0.1

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Annual Report	47

Summary portfolio of investments	concluded

High-Yield Fund ■ March 31, 2019

Principal	Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT		$7,000,000	0.2%
		7,000,000	0.2
TREASURY DEBT
	United States Treasury Bill
$19,355,000	2.370%, 04/02/19	19,353,723	0.5
68,950,000	2.372%, 04/09/19	68,913,418	1.6
43,700,000	2.414%, 04/11/19	43,671,012	1.0
25,000,000	2.415%, 04/23/19	24,963,333	0.6
20,300,000	2.374%, 04/25/19	20,268,332	0.5
	Other	15,834,208	0.4
		193,004,026	4.6
	TOTAL SHORT-TERM INVESTMENTS (Cost $200,003,384)	200,004,026	4.8

	TOTAL PORTFOLIO (Cost $4,212,200,236)	4,187,708,756	100.9
	OTHER ASSETS & LIABILITIES, NET	(35,673,314)	(0.9)

	NET ASSETS	$4,152,035,442	100.0%

Abbreviation(s):

LIBOR	London Interbank Offered Rate
M	Month

†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/19, the aggregate value of these securities, including those in “Other,” was $2,012,994,710 or 48.5% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

48	2019 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Portfolio of investments

Inflation-Linked Bond Fund  ■  March 31, 2019

Principal		Issuer	Value	% of net assets
GOVERNMENT BONDS

AGENCY SECURITIES
$4,287,500		Crowley Conro LLC 4.181%, 08/15/43	$4,582,550	0.1%
2,244,567		HNA LLC 2.369%, 09/18/27	2,225,106	0.1
8,825,000		Montefiore Medical Center 2.895%, 04/20/32	8,712,109	0.3
		Private Export Funding Corp (PEFCO)
3,500,000		2.300%, 09/15/20	3,496,343	0.1
3,000,000		3.250%, 06/15/25	3,099,450	0.1
4,605,263		Reliance Industries Ltd 2.444%, 01/15/26	4,585,263	0.1
		Ukraine Government AID Bonds
3,000,000		1.847%, 05/29/20	2,987,604	0.1
15,000,000		1.471%, 09/29/21	14,696,925	0.5
			44,385,350	1.4

MORTGAGE BACKED
		Government National Mortgage Association (GNMA)
12,239,928		3.600%, 09/15/31	12,451,191	0.4
6,008,285		3.700%, 10/15/33	6,134,574	0.2
1,718,402		3.380%, 07/15/35	1,720,456	0.1
1,602,049		3.870%, 10/15/36	1,652,342	0.0
5,790,546		3.940%, 03/15/37	6,022,429	0.2
			27,980,992	0.9

U.S. TREASURY SECURITIES
		United States Treasury Inflation Indexed Bonds
97,268,500	k	0.125%, 04/15/20	96,650,954	3.1
97,630,473	k	1.250%, 07/15/20	99,074,900	3.2
115,153,199	k	1.125%, 01/15/21	116,632,297	3.8
148,677,200	k	0.125%, 04/15/21	147,518,663	4.8
119,416,311	k	0.625%, 07/15/21	120,490,923	3.9
123,450,895	k	0.125%, 01/15/22	122,485,043	4.0
183,705,400	k	0.125%, 04/15/22	181,842,778	5.9
136,813,750	k	0.125%, 07/15/22	136,121,712	4.4
109,044,000	k	0.125%, 01/15/23	107,835,220	3.5
129,703,680	k	0.625%, 04/15/23	130,649,578	4.2
136,816,075	k	0.375%, 07/15/23	137,200,227	4.4
106,522,613	k	0.625%, 01/15/24	107,579,698	3.5
107,592,030	k	0.125%, 07/15/24	106,282,778	3.4
111,580,350	k	0.250%, 01/15/25	110,435,141	3.6
101,953,969	k	2.375%, 01/15/25	113,254,427	3.7
116,750,700	k	0.375%, 07/15/25	116,702,789	3.8
92,157,360	k	0.625%, 01/15/26	93,234,234	3.0
59,039,526	k	2.000%, 01/15/26	65,149,957	2.1
80,853,080	k	0.125%, 07/15/26	79,115,081	2.6
91,172,375	k	0.375%, 01/15/27	90,397,020	2.9
41,197,285	k	2.375%, 01/15/27	47,118,484	1.5
76,656,030	k	0.375%, 07/15/27	76,112,130	2.5
121,937,800	k	0.500%, 01/15/28	121,719,209	3.9
76,322,677	k	1.750%, 01/15/28	84,327,294	2.7
49,897,356	k	3.625%, 04/15/28	63,365,846	2.0
30,081,300	k	0.750%, 07/15/28	30,767,502	1.0
82,735,230	k	0.875%, 01/15/29	85,440,743	2.8
37,736,981	k	2.500%, 01/15/29	44,744,994	1.4
102,562,647	k	3.875%, 04/15/29	135,543,459	4.4
3,545,025	k	3.375%, 04/15/32	4,778,773	0.2
Principal	Issuer	Value	% of net assets
U.S. TREASURY SECURITIES—continued
	United States Treasury Note
$10,000,000	2.500%, 01/31/21	$10,036,719	0.3%
7,500,000	2.500%, 02/15/22	7,557,129	0.2
10,000,000	2.625%, 02/15/29	10,194,531	0.3
		3,000,360,233	97.0
	TOTAL GOVERNMENT BONDS (Cost $3,043,727,955)	3,072,726,575	99.3

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
550,000	Federal Home Loan Bank (FHLB) 2.250%, 04/01/19	550,000	0.0
		550,000	0.0

	TOTAL SHORT-TERM INVESTMENTS (Cost $550,000)	550,000	0.0

	TOTAL PORTFOLIO (Cost $3,044,277,955)	3,073,276,575	99.3

	OTHER ASSETS & LIABILITIES, NET	21,027,687	0.7
	NET ASSETS	$3,094,304,262	100.0%

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Futures contracts outstanding as of March 31, 2019 were as follows (see Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation	)
US 10 Year Note (CBT)	(250)	06/19/19	$(30,589,216)	$(31,054,687)	$(465,471)

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Annual Report	49

Summary portfolio of investments

Short Duration Impact Bond Fund  ■  March 31, 2019

Principal		Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS

ENERGY
		TerraForm Power Operating LLC
$646,874	i	4.500%, 11/08/22, LIBOR 1 M + 2.000%	$629,894	2.4%
			629,894	2.4
UTILITIES
		ExGen Renewables IV LLC
500,000	i	5.630%, 11/28/24, LIBOR 3 M + 3.000%	467,500	1.7
			467,500	1.7
		TOTAL BANK LOAN OBLIGATIONS (Cost $1,141,363)	1,097,394	4.1

BONDS

CORPORATE BONDS

AUTOMOBILES & COMPONENTS
		Harley-Davidson Financial Services, Inc
250,000	g	4.050%, 02/04/22	252,820	0.9
500,000	g	2.400%, 09/15/19	498,427	1.9
			751,247	2.8
BANKS
		Cooperatieve Rabobank UA
500,000	i	3.195%, 04/26/21, LIBOR 3 M + 0.430%	501,408	1.9
500,000	i	3.263%, 01/10/23, LIBOR 3 M + 0.480%	496,104	1.8
		HSBC Holdings plc
500,000		3.033%, 11/22/23	497,579	1.9
		M&T Bank Corp
500,000	i	3.445%, 07/26/23, LIBOR 3 M + 0.680%	499,351	1.9
		Regions Bank
500,000	i	2.972%, 04/01/21, LIBOR 3 M + 0.380%	496,935	1.8
350,000	i	3.188%, 08/13/21, LIBOR 3 M + 0.500%	348,214	1.3
		Toronto-Dominion Bank
500,000		1.850%, 09/11/20	494,634	1.8
		Zions Bancorp NA
300,000		3.350%, 03/04/22	302,594	1.1
			3,636,819	13.5
CAPITAL GOODS
		Air Lease Corp
500,000		3.875%, 07/03/23	505,667	1.9
		CNH Industrial Capital LLC
500,000		4.200%, 01/15/24	513,419	1.9
		Trimble, Inc
500,000		4.150%, 06/15/23	509,047	1.9
			1,528,133	5.7
CONSUMER SERVICES
		Nature Conservancy
260,000	i	3.736%, 02/01/24, LIBOR 3 M + 1.080%	259,769	1.0
			259,769	1.0
DIVERSIFIED FINANCIALS
		Century Housing Corp
250,000		3.995%, 11/01/21	250,810	0.9
			250,810	0.9
Principal		Issuer	Value	% of net assets
ENERGY
		Greenko Dutch BV
$250,000	g	4.875%, 07/24/22	$246,085	0.9%
		Phillips 66
500,000	g,i	3.537%, 04/15/20, LIBOR 3 M + 0.750%	500,172	1.9
			746,257	2.8
MATERIALS
		International Flavors & Fragrances, Inc
500,000		3.400%, 09/25/20	503,066	1.9
			503,066	1.9%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
		GlaxoSmithKline Capital plc
500,000	i	3.043%, 05/14/21, LIBOR 3 M + 0.350%	501,235	1.9
		Zoetis, Inc
500,000	i	3.084%, 08/20/21, LIBOR 3 M + 0.440%	496,480	1.8
			997,715	3.7
REAL ESTATE
		Alexandria Real Estate Equities, Inc
500,000		4.000%, 01/15/24	517,382	1.9
			517,382	1.9
SOFTWARE & SERVICES
		Microsoft Corp
500,000		2.400%, 02/06/22	499,577	1.9
			499,577	1.9
TELECOMMUNICATION SERVICES
		Verizon Communications, Inc
500,000	i	3.615%, 03/16/22, LIBOR 3 M + 1.000%	507,500	1.9
			507,500	1.9
TRANSPORTATION
		United Parcel Service, Inc
500,000	i	3.074%, 05/16/22, LIBOR 3 M + 0.380%	501,025	1.9
			501,025	1.9
UTILITIES
		Korea Hydro & Nuclear Power Co Ltd
300,000	g	3.750%, 07/25/23	309,134	1.2
		Southern Power Co
500,000		1.950%, 12/15/19	496,707	1.8
		Other	345,510	1.3
			1,151,351	4.3
		TOTAL CORPORATE BONDS (Cost $11,738,234)	11,850,651	44.2

GOVERNMENT BONDS

AGENCY SECURITIES

		NCUA Guaranteed Notes
500,000	†	3.450%, 06/12/21	508,300	1.9
		United States Department of Housing and Urban Development
250,000		2.618%, 08/01/23	250,398	0.9
			758,698	2.8

50	2019 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	concluded

Short Duration Impact Bond Fund ■ March 31, 2019

Principal		Issuer	Value	% of net assets
FOREIGN GOVERNMENT BONDS
		International Development Association
$500,000	g	2.750%, 04/24/23	$507,620	1.9%
		Korea Development Bank International Bond
250,000	i	3.520%, 07/06/22, LIBOR 3 M + 0.725%	251,001	0.9
		Nederlandse Waterschapsbank NV
250,000	g	3.125%, 12/05/22	256,357	0.9
		North American Development Bank
1,000,000		4.375%, 02/11/20	1,013,986	3.8
		Perusahaan Penerbit SBSN Indonesia III
500,000	g	3.750%, 03/01/23	503,990	1.9
			2,532,954	9.4

MUNICIPAL BONDS
		Erie City Water Authority
250,000		2.800%, 06/01/19	250,020	0.9
		Other	101,268	0.4
			351,288	1.3

U.S. TREASURY SECURITIES
		United States Treasury Note
750,000		2.500%, 01/31/21	752,754	2.8
840,000		2.500%, 02/15/22	846,398	3.2
1,850,000		2.625%, 12/31/23	1,882,375	7.0
			3,481,527	13.0

		TOTAL GOVERNMENT BONDS (Cost $7,044,891)	7,124,467	26.5

STRUCTURED ASSETS

ASSET BACKED
		HERO Funding Trust Series-2016 3A (Class A2)
562,052	g	3.910%, 09/20/42	570,863	2.1
		Toyota Auto Receivables Owner Trust Series-2016 B (Class A4)
1,000,000		1.520%, 08/16/21	993,001	3.7
		Other	225,166	0.9
			1,789,030	6.7

OTHER MORTGAGE BACKED
		DBUBS Mortgage Trust Series-2011 LC2A (Class D)
250,000	g,i	5.532%, 07/10/44	259,132	1.0
		GRACE Mortgage Trust Series-2014 GRCE (Class A)
275,000	g	3.369%, 06/10/28	277,929	1.0
		Morgan Stanley Capital I Trust Series-2014 CPT (Class AM)
500,000	g,i	3.402%, 07/13/29	504,217	1.9
		Series-2013 WLSR (Class A)
300,000	g	2.695%, 01/11/32	298,674	1.1
		Series-2011 C1 (Class D)
250,000	g,i	5.376%, 09/15/47	259,488	1.0
		OBP Depositor LLC Trust Series-2010 OBP (Class A)
1,500,000	g	4.646%, 07/15/45	1,518,169	5.7
Principal		Issuer	Value	% of net assets
OTHER MORTGAGE BACKED—continued
		Wells Fargo Commercial Mortgage Trust Series-2013 120B (Class A)
$780,000	g,i	2.710%, 03/18/28	$776,242	2.9%
		Series-2017 SMP (Class A)
500,000	g,i	3.234%, 12/15/34, LIBOR 1 M + 0.750%	496,387	1.8
		WFRBS Commercial Mortgage Trust Series-2011 C2 (Class B)
250,000	g,i	5.174%, 02/15/44	257,138	1.0
		Other	200,951	0.7
			4,848,327	18.1
		TOTAL STRUCTURED ASSETS (Cost $6,603,358)	6,637,357	24.8

		TOTAL BONDS (Cost $25,386,483)	25,612,475	95.5

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT			190,000	0.7
			190,000	0.7
		TOTAL SHORT-TERM INVESTMENTS (Cost $190,000)	190,000	0.7

		TOTAL PORTFOLIO (Cost $26,717,846)	26,899,869	100.3
		OTHER ASSETS & LIABILITIES, NET	(72,116)	(0.3)

		NET ASSETS	$26,827,753	100.0%

Abbreviation(s):

LIBOR	London Interbank Offered Rate
M	Month

†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/19, the aggregate value of these securities, including those in “Other,” was $8,763,664 or 32.7% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Annual Report	51

Summary portfolio of investments

Short-Term Bond Fund  ■  March 31, 2019

Principal		Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS

CAPITAL GOODS			$2,005,356	0.1%
COMMERCIAL & PROFESSIONAL SERVICES			2,840,303	0.1
CONSUMER DURABLES & APPAREL			2,647,200	0.1
CONSUMER SERVICES			4,311,383	0.2
FOOD & STAPLES RETAILING			3,047,549	0.2
HEALTH CARE EQUIPMENT & SERVICES			4,390,309	0.2
MATERIALS			489,828	0.0
MEDIA & ENTERTAINMENT			11,780,044	0.6
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			942,442	0.0
RETAILING			4,656,616	0.2
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			1,457,630	0.1
SOFTWARE & SERVICES			4,995,107	0.3
TECHNOLOGY HARDWARE & EQUIPMENT			3,254,500	0.2
TRANSPORTATION			1,922,735	0.1
UTILITIES			962,643	0.1
		TOTAL BANK LOAN OBLIGATIONS (Cost $50,378,389)	49,703,645	2.5

BONDS

CORPORATE BONDS

AUTOMOBILES & COMPONENTS			2,983,573	0.1

BANKS
		Bank Nederlandse Gemeenten NV
$11,850,000	g	2.500%, 02/28/20	11,848,021	0.6
		Bank of America Corp
10,000,000		2.328%, 10/01/21	9,908,200	0.5
		CitiBank NA
10,000,000		1.850%, 09/18/19	9,960,353	0.5
		Dexia Credit Local S.A.
10,000,000	g	2.875%, 01/29/22	10,097,130	0.5
		JPMorgan Chase Bank NA
19,000,000		3.086%, 04/26/21	19,052,213	1.0
		Royal Bank of Canada
10,000,000	g	3.350%, 10/22/21	10,181,590	0.5
		Other	137,892,365	6.9
			208,939,872	10.5
CAPITAL GOODS			20,920,646	1.1
COMMERCIAL & PROFESSIONAL SERVICES			3,035,286	0.2
CONSUMER DURABLES & APPAREL			3,260,000	0.2
CONSUMER SERVICES			1,366,415	0.1
DIVERSIFIED FINANCIALS

		General Motors Financial Co, Inc
10,000,000		2.450%, 11/06/20	9,880,661	0.5
		Other	74,805,515	3.8
			84,686,176	4.3
Principal		Issuer	Value	% of net assets
ENERGY			$29,361,941	1.5%
FOOD & STAPLES RETAILING			20,990,198	1.0
FOOD, BEVERAGE & TOBACCO			8,780,176	0.4
HEALTH CARE EQUIPMENT & SERVICES			12,951,086	0.7
INSURANCE			5,504,227	0.3
MATERIALS			12,044,814	0.6
MEDIA & ENTERTAINMENT			8,268,941	0.4
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			22,079,957	1.1
REAL ESTATE			6,408,680	0.3
RETAILING			3,059,210	0.2
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			5,001,632	0.2
SOFTWARE & SERVICES			5,470,017	0.2
TECHNOLOGY HARDWARE & EQUIPMENT			6,912,978	0.3
TELECOMMUNICATION SERVICES			3,482,313	0.2
TRANSPORTATION			13,941,303	0.7
UTILITIES			16,950,040	0.9
		TOTAL CORPORATE BONDS (Cost $505,807,353)	506,399,481	25.5

GOVERNMENT BONDS

AGENCY SECURITIES
		Iraq Government AID International Bond
$24,000,000		2.149%, 01/18/22	23,858,088	1.2
		Montefiore Medical Center
9,405,000		2.152%, 10/20/26	9,215,005	0.5
		Reliance Industries Ltd
23,578,947		1.870%–2.444%, 01/15/26–01/15/26	23,216,815	1.2
		Ukraine Government AID International Bonds
15,000,000		1.471%, 09/29/21	14,696,925	0.7
		Other	15,499,851	0.8
			86,486,684	4.4
FOREIGN GOVERNMENT BONDS
		CPPIB Capital, Inc
19,000,000	g	2.750%, 07/22/21	19,125,020	1.0
		Kommunalbanken AS.
17,200,000	g	2.500%, 04/17/20	17,199,468	0.9
		Province of New Brunswick Canada
26,000,000		2.500%, 12/12/22	25,878,623	1.3
		Other	139,929,956	7.0
			202,133,067	10.2
MORTGAGE BACKED			218,902	0.0

MUNICIPAL BONDS			4,994,700	0.3

U.S. TREASURY SECURITIES
		United States Treasury Inflation Indexed Bonds
10,210,600	k	0.125%, 04/15/20	10,162,992	0.5
23,363,560	k	0.125%, 04/15/21	23,181,504	1.2
10,133,700	k	0.625%, 04/15/23	10,207,603	0.5

52	2019 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	continued

Short-Term Bond Fund ■ March 31, 2019

Principal		Issuer	Value	% of net assets
U.S. TREASURY SECURITIES—continued
		United States Treasury Note
$37,000,000		2.250%, 02/29/20	$36,952,305	1.8%
20,750,000		2.250%, 03/31/20	20,718,388	1.0
125,000,000		2.375%, 04/30/20	124,970,702	6.3
27,100,000		2.500%, 05/31/20	27,137,051	1.4
62,810,000		2.875%, 10/31/20	63,327,692	3.2
19,460,000		2.500%, 01/31/21	19,531,455	1.0
57,645,000		2.500%, 02/15/22	58,084,093	2.9
11,475,000		2.375%, 02/29/24	11,556,132	0.6
10,000,000		2.500%, 02/28/26	10,118,750	0.5
		Other	14,506,170	0.7
			430,454,837	21.6

		TOTAL GOVERNMENT BONDS (Cost $723,437,816)	724,288,190	36.5

STRUCTURED ASSETS

ASSET BACKED
		Domino’s Pizza Master Issuer LLC Series-2017 1A (Class A2II)
14,775,000	g	3.082%, 07/25/47	14,596,223	0.7
		Hilton Grand Vacations Trust Series-2018 AA (Class A)
10,435,091	g	3.540%, 02/25/32	10,580,751	0.5
		TES LLC Series-2017 1A (Class A)
12,249,238	g	4.330%, 10/20/47	12,619,272	0.7
		Verizon Owner Trust Series-2018 A (Class B)
15,905,000		3.380%, 04/20/23	16,184,985	0.8
		Other	79,002,518	4.0
			132,983,749	6.7

OTHER MORTGAGE BACKED
		20 TSQ GroundCo LLC
		Series-2018 20TS (Class D)
10,000,000	g,i	3.100%, 05/15/35	9,687,690	0.5
		COMM Mortgage Trust
25,295,895	g,i	2.972%–4.715%, 08/10/29–08/10/50	24,729,580	1.2
		Connecticut Avenue Securities Series-2017 C03 (Class 1M1)
11,650,642	i	3.436%, 10/25/29, LIBOR 1 M + 0.950%	11,671,087	0.6
39,262,517	g,i	2.165%–5.136%, 05/25/24–08/25/31,
		LIBOR 1 M + 1.300%–LIBOR 1 M + 2.650%	39,394,805	2.0
		Credit Suisse Commercial Mortgage Trust
		Series-2007 C2 (Class C)
12,000,000	g,i	5.897%, 01/15/49	14,921,216	0.7
		JP Morgan Mortgage Trust
		Series-2018 9 (Class A15)
16,299,978	g,i	4.000%, 02/25/49	16,505,801	0.8
		Series-2017 1 (Class A3)
9,958,755	g,i	3.500%, 01/25/47	9,965,367	0.5
		Series-2017 3 (Class 1A5)
9,586,392	g,i	3.500%, 08/25/47	9,592,758	0.5
		Series-2017 4 (Class A6)
11,895,608	g,i	3.000%, 11/25/48	11,895,930	0.6
		Series-2018 8 (Class A15)
10,902,638	g,i	4.000%, 01/25/49	11,041,477	0.6
Principal		Issuer	Value	% of net assets
OTHER MORTGAGE BACKED—continued
		Sequoia Mortgage Trust Series-2018 2 (Class A4)
$15,840,389	g,i	3.500%, 02/25/48	$15,872,371	0.8%
		Series-2016 1 (Class A10)
11,565,309	g,i	3.500%, 06/25/46	11,619,122	0.6
		Series-2017 2 (Class A5)
10,175,433	g,i	3.000%, 02/25/47	9,996,284	0.5
		Series-2017 3 (Class A4)
11,518,677	g,i	3.500%, 04/25/47	11,584,080	0.6
		Series-2017 6 (Class A4)
12,952,555	g,i	3.500%, 09/25/47	12,973,363	0.7
		Series-2017 CH2 (Class A10)
10,634,697	g,i	4.000%, 12/25/47	10,733,968	0.5
		Series-2018 3 (Class A4)
11,621,676	g,i	3.500%, 03/25/48	11,651,055	0.6
		Series-2018 8 (Class A4)
13,819,483	g,i	4.000%, 11/25/48	14,027,736	0.7
		Station Place Agency Securitization Trust Series-2017 LD1 (Class B)
13,700,000	g,i	2.872%, 11/25/50, LIBOR 1 M + 1.000%	13,661,035	0.7
		Structured Agency Credit Risk Debt Note (STACR) Series-2017 DNA2 (Class M1)
16,530,080	i	3.686%, 10/25/29, LIBOR 1 M + 1.200%	16,618,167	0.8
		Series-2017 DNA3 (Class M1)
17,107,557	i	3.236%, 03/25/30, LIBOR 1 M + 0.750%	17,096,937	0.9
22,136,129	i	1.959%–5.086%, 12/25/27–07/25/30, LIBOR 1 M + 0.800%–LIBOR 1 M + 2.600%	22,221,233	1.1
		Other	147,197,488	7.4
			474,658,550	23.9

		TOTAL STRUCTURED ASSETS (Cost $608,029,134)	607,642,299	30.6

		TOTAL BONDS (Cost $1,837,274,303)	1,838,329,970	92.6

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
39,800,000		2.250%, 04/01/19	39,800,000	2.0
			39,800,000	2.0

TREASURY DEBT
		United States Treasury Bill
25,000,000		2.352%, 09/26/19	24,707,783	1.2
		Other	1,199,084	0.1
			25,906,867	1.3

		TOTAL SHORT-TERM INVESTMENTS (Cost $65,706,864)	65,706,867	3.3

		TOTAL PORTFOLIO (Cost $1,953,359,556)	1,953,740,482	98.4
		OTHER ASSETS & LIABILITIES, NET	31,409,209	1.6

		NET ASSETS	$1,985,149,691	100.0%

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Annual Report	53

Summary portfolio of investments	concluded

Short-Term Bond Fund ■ March 31, 2019

Abbreviation(s):

LIBOR	London Interbank Offered Rate
M	Month

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/19, the aggregate value of these securities, including those in “Other,” was $729,705,340 or 36.8% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of March 31, 2019 were as follows (see Note 3):

Description	Number of long (short contracts )	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation )
US 10 Year Note (CBT)	(291)	06/19/19	$(35,583,973)	$(36,147,656)	$(563,683)
US 5 Year Note (CBT)	(510)	06/28/19	(58,513,251)	(59,072,344)	(559,093)
Total	(801)		$(94,097,224)	$(95,220,000)	$(1,122,776)

54	2019 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments

Short-Term Bond Index Fund  ■  March 31, 2019

Principal	Issuer	Value	% of net assets
BONDS

CORPORATE BONDS
AUTOMOBILES & COMPONENTS		$297,672	0.1%
BANKS		31,548,290	6.4
CAPITAL GOODS		5,277,861	1.1
COMMERCIAL & PROFESSIONAL SERVICES		1,066,695	0.2
CONSUMER DURABLES & APPAREL		99,358	0.0
CONSUMER SERVICES		953,716	0.2
DIVERSIFIED FINANCIALS

$1,200,000	Goldman Sachs Group, Inc 2.300%, 12/13/19	1,196,030	0.2
	Other	22,902,731	4.6
		24,098,761	4.8
ENERGY		7,946,823	1.6
FOOD & STAPLES RETAILING		2,378,242	0.5
FOOD, BEVERAGE & TOBACCO		5,170,254	1.0
HEALTH CARE EQUIPMENT & SERVICES		3,491,382	0.7
HOUSEHOLD & PERSONAL PRODUCTS		308,036	0.1
INSURANCE		2,086,438	0.4
MATERIALS		2,228,274	0.4
MEDIA & ENTERTAINMENT		3,843,897	0.8
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		7,029,735	1.4
REAL ESTATE		1,995,378	0.4
RETAILING		1,820,133	0.4
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		1,789,091	0.4
SOFTWARE & SERVICES		2,496,523	0.5
TECHNOLOGY HARDWARE & EQUIPMENT		4,267,826	0.9
TELECOMMUNICATION SERVICES		2,875,608	0.6
TRANSPORTATION		2,195,981	0.4
UTILITIES		5,663,263	1.1
	TOTAL CORPORATE BONDS (Cost $120,612,378)	120,929,237	24.4

GOVERNMENT BONDS

AGENCY SECURITIES
	Federal Home Loan Bank (FHLB)
2,400,000	1.875%, 03/13/20	2,386,812	0.5
3,000,000	2.625%, 05/28/20	3,006,740	0.6
3,000,000	3.000%, 10/12/21	3,054,449	0.6
	Federal Home Loan Mortgage Corp (FHLMC)
1,500,000	1.875%, 11/17/20	1,488,362	0.3
2,500,000	2.375%, 01/13/22	2,508,929	0.5
Principal	Issuer	Value	% of net assets
AGENCY SECURITIES—continued
	Federal National Mortgage Association (FNMA)
$3,000,000	1.500%, 11/30/20	$2,958,305	0.6%
1,500,000	2.625%, 01/11/22	1,514,019	0.3
	Other	3,733,641	0.8
		20,651,257	4.2

FOREIGN GOVERNMENT BONDS
1,500,000	Asian Development Bank 1.375%, 03/23/20	1,484,527	0.3
	European Investment Bank
2,000,000	2.875%, 09/15/20	2,012,819	0.4
2,000,000	2.375%, 05/13/21	1,999,206	0.4
1,636,000	Inter-American Development Bank 1.375%, 07/15/20	1,614,979	0.3
	International Bank for Reconstruction & Development
1,200,000	1.875%, 04/21/20	1,192,936	0.2
2,000,000	1.625%, 02/10/22	1,962,582	0.4
	Kreditanstalt fuer Wiederaufbau
1,400,000	4.000%, 01/27/20	1,417,367	0.3
1,500,000	1.875%, 06/30/20	1,490,177	0.3
2,000,000	2.625%, 04/12/21	2,009,880	0.4
1,200,000	Province of Ontario Canada 4.400%, 04/14/20	1,222,306	0.3
	Other	19,327,823	3.9
		35,734,602	7.2

MUNICIPAL BONDS		99,894	0.0

U.S. TREASURY SECURITIES
	United States Treasury Note
14,500,000	2.500%, 05/31/20	14,519,824	2.9
7,000,000	2.500%, 06/30/20	7,009,844	1.4
7,700,000	1.500%, 07/15/20	7,615,481	1.5
2,200,000	2.625%, 07/31/20	2,207,219	0.5
9,200,000	1.500%, 08/15/20	9,091,109	1.8
17,000,000	2.625%, 08/31/20	17,061,117	3.4
5,750,000	1.375%, 09/15/20	5,671,611	1.2
15,000,000	2.750%, 09/30/20	15,087,891	3.0
7,450,000	1.625%, 10/15/20	7,369,389	1.5
2,000,000	2.875%, 10/31/20	2,016,484	0.4
8,500,000	1.750%, 11/15/20	8,421,641	1.7
2,000,000	2.750%, 11/30/20	2,013,750	0.4
6,250,000	1.875%, 12/15/20	6,203,613	1.3
7,000,000	2.500%, 12/31/20	7,022,148	1.4
9,900,000	2.000%, 01/15/21	9,847,020	2.0
2,500,000	2.500%, 01/31/21	2,509,180	0.5
15,500,000	2.250%, 02/15/21	15,486,074	3.1
5,900,000	2.500%, 02/28/21	5,923,738	1.2
7,000,000	2.375%, 03/15/21	7,012,852	1.4
22,500,000	2.250%, 03/31/21	22,492,969	4.5
5,150,000	2.375%, 04/15/21	5,160,260	1.0
11,600,000	2.625%, 05/15/21	11,683,375	2.4
10,250,000	2.625%, 06/15/21	10,332,481	2.1
16,250,000	2.625%, 07/15/21	16,382,031	3.3
12,250,000	2.750%, 08/15/21	12,388,769	2.5
11,500,000	2.750%, 09/15/21	11,637,910	2.4
9,000,000	2.875%, 10/15/21	9,138,867	1.8
17,750,000	2.875%, 11/15/21	18,032,891	3.6
14,250,000	2.625%, 12/15/21	14,397,510	2.9
20,500,000	2.500%, 01/15/22	20,645,742	4.2

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Annual Report	55

Summary portfolio of investments	concluded

Short-Term Bond Index Fund ■ March 31, 2018

Principal	Issuer	Value	% of net assets
U.S. TREASURY SECURITIES—continued
$10,000,000	United States Treasury Note—continued 2.375%, 03/15/22	$10,046,875	2.0%
	Other	1,007,617	0.2
		315,437,282	63.5
	TOTAL GOVERNMENT BONDS (Cost $370,599,679)	371,923,035	74.9

	TOTAL BONDS (Cost $491,212,057)	492,852,272	99.3

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT

3,500,000	Federal Home Loan Bank (FHLB) 2.250%, 04/01/19	3,500,000	0.7
		3,500,000	0.7
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,500,000)	3,500,000	0.7

	TOTAL PORTFOLIO (Cost $494,712,057)	496,352,272	100.0
	OTHER ASSETS & LIABILITIES, NET	(200,400)	(0.0)

	NET ASSETS	$496,151,872	100.0%

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 3/31/19, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $2,604,910 or 0.5% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

56	2019 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments

Social Choice Bond Fund   ■  March 31, 2019

Principal		Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS

COMMERCIAL & PROFESSIONAL SERVICES			$3,440,959	0.1%
CONSUMER DURABLES & APPAREL			443,459	0.0
ENERGY			7,133,223	0.2
MATERIALS			2,949,496	0.1
TECHNOLOGY HARDWARE & EQUIPMENT			4,199,601	0.1
UTILITIES			5,679,859	0.2
		TOTAL BANK LOAN OBLIGATIONS (Cost $24,561,908)	23,846,597	0.7
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS			30,255,751	0.9
BANKS
		BB&T Corp
$10,000,000		3.700%, 06/05/25	10,380,123	0.3
12,000,000		3.875%, 03/19/29	12,133,723	0.4
		BNG Bank NV
10,000,000	g	3.125%, 11/08/21	10,185,131	0.3
		ING Groep NV
13,875,000	g	4.625%, 01/06/26	14,564,556	0.5
		KeyCorp
10,000,000		4.100%, 04/30/28	10,421,518	0.3
		People’s United Bank NA
10,310,000		4.000%, 07/15/24	10,416,843	0.3
		SVB Financial Group
10,712,000		3.500%, 01/29/25	10,587,321	0.4
		Other	223,035,601	7.0
			301,724,816	9.5
CAPITAL GOODS			34,062,868	1.1
COMMERCIAL & PROFESSIONAL SERVICES			9,688,850	0.3
CONSUMER DURABLES & APPAREL			7,018,587	0.2
CONSUMER SERVICES			28,632,890	0.9
DIVERSIFIED FINANCIALS
		Unilever Capital Corp
15,750,000		2.000%, 07/28/26	14,695,737	0.5
		Other	86,438,509	2.7
			101,134,246	3.2
ENERGY			90,182,852	2.9
HEALTH CARE EQUIPMENT & SERVICES			42,712,217	1.3
HOUSEHOLD & PERSONAL PRODUCTS			6,322,647	0.2
INSURANCE			22,850,778	0.7
MATERIALS
		Klabin Austria GmbH
14,000,000	g	7.000%, 04/03/49	13,951,000	0.4
		WRKCo, Inc
9,600,000		4.650%, 03/15/26	10,190,560	0.3
		Other	46,920,268	1.5
			71,061,828	2.2
Principal		Issuer	Value	% of net assets
MEDIA & ENTERTAINMENT			$7,660,375	0.2%

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
		Merck & Co, Inc
$11,500,000		3.900%, 03/07/39	11,857,193	0.4
		Other	49,571,702	1.5
			61,428,895	1.9
REAL ESTATE
		Kilroy Realty LP
11,150,000		4.750%, 12/15/28	11,870,376	0.4
		Other	39,706,794	1.2
			51,577,170	1.6
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			7,312,409	0.2

TECHNOLOGY HARDWARE & EQUIPMENT			8,901,876	0.3

TELECOMMUNICATION SERVICES
		Telefonica Emisiones SAU
11,000,000		5.520%, 03/01/49	11,528,734	0.4
		Verizon Communications, Inc
11,000,000	i	3.784%, 05/15/25, LIBOR 3 M + 1.100%	11,001,100	0.3
11,575,000		4.272%, 01/15/36	11,724,248	0.4
		Other	10,048,156	0.3
			44,302,238	1.4
TRANSPORTATION
		Union Pacific Railroad Co
11,495,878		2.695%, 05/12/27	11,277,683	0.3
		United Parcel Service, Inc
10,000,000		4.250%, 03/15/49	10,417,275	0.3
		Other	62,546,187	2.0
			84,241,145	2.6
UTILITIES
		Avista Corp
10,025,000		4.350%, 06/01/48	10,645,777	0.3
		Brooklyn Union Gas Co
10,000,000	g	4.487%, 03/04/49	10,779,673	0.4
		DTE Energy Co
12,000,000		2.850%, 10/01/26	11,437,672	0.4
		MidAmerican Energy Co
14,900,000		3.650%, 04/15/29	15,521,953	0.5
		Southern Power Co
10,065,000		4.150%, 12/01/25	10,425,529	0.3
		Other	163,798,277	5.1
			222,608,881	7.0

		TOTAL CORPORATE BONDS (Cost $1,214,819,613)	1,233,681,319	38.6

GOVERNMENT BONDS

AGENCY SECURITIES
		Abay Leasing LLC
11,431,250		2.654%, 11/09/26	11,465,912	0.4
		NCUA Guaranteed Notes
13,360,000	†	3.000%, 06/12/19	13,368,951	0.4
13,193,000	†	3.450%, 06/12/21	13,412,004	0.4

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Annual Report	57

Summary portfolio of investments	continued

Social Choice Bond Fund  ■   March 31, 2019

Principal		Issuer	Value	% of net assets
AGENCY SECURITIES—continued
		Overseas Private Investment Corp (OPIC)
$61,698,607	j	0.000%–4.140%, 07/23/19–06/15/35	$63,303,181	2.0%
		Ukraine Government AID International Bonds
13,410,000		1.471%, 09/29/21	13,139,051	0.4
		Other	241,664,764	7.6
			356,353,863	11.2

FOREIGN GOVERNMENT BONDS
		Asian Development Bank
11,000,000		3.125%, 09/26/28	11,529,423	0.4
		Province of Ontario Canada
12,500,000		3.050%, 01/29/24	12,778,715	0.4
		Other	160,225,965	5.0
			184,534,103	5.8

MORTGAGE BACKED
		Federal Home Loan Mortgage Corp Gold (FGLMC)
20,722,670		3.500%, 03/01/48	21,169,552	0.7
		Federal National Mortgage Association (FNMA)
10,000,000	i	3.325%, 06/25/28	10,288,880	0.3
14,494,057	h	3.000%, 11/01/46	14,434,585	0.4
12,591,845		3.500%, 01/01/47	12,778,761	0.4
21,991,475		4.000%, 04/01/48	22,706,404	0.7
17,820,398	h	4.000%, 08/01/48	18,370,600	0.6
20,169,844	h	4.500%, 12/01/48	21,076,592	0.7
62,901,342	h	1.625%–5.500%, 01/21/20–04/25/49	64,345,127	2.0
		Government National Mortgage Association (GNMA)
10,636,950		3.500%, 12/20/47	10,877,159	0.3
		Other	71,949,469	2.3
			267,997,129	8.4

MUNICIPAL BONDS
		Chicago Housing Authority
10,000,000		4.361%, 01/01/38	10,573,500	0.3
		Other	304,777,542	9.6
			315,351,042	9.9

U.S. TREASURY SECURITIES
		United States Treasury Bond
19,740,000		2.875%, 11/15/46	20,029,931	0.6
34,695,000		3.000%, 05/15/47	36,038,076	1.1
49,246,000		3.375%, 11/15/48	54,934,297	1.7
		United States Treasury Note
19,275,000		2.625%, 12/31/23	19,612,312	0.6
33,065,000		2.375%, 02/29/24	33,298,780	1.0
18,205,000		2.875%, 04/30/25	18,808,041	0.6
17,040,000		2.750%, 06/30/25	17,487,300	0.5
14,250,000		2.750%, 08/31/25	14,626,846	0.5
49,115,000		2.500%, 02/28/26	49,698,241	1.6
37,259,000		2.625%, 02/15/29	37,983,804	1.2
		Other	20,902,112	0.7
			323,419,740	10.1
		TOTAL GOVERNMENT BONDS (Cost $1,424,343,605)	1,447,655,877	45.4
Principal		Issuer	Value	% of net assets
STRUCTURED ASSETS

ASSET BACKED
		HERO Funding Trust
$42,816,348	†,g	3.080%–4.670%, 09/21/40–09/20/48	$43,566,993	1.4%
		Other	96,009,930	3.0
			139,576,923	4.4
OTHER MORTGAGE BACKED			243,545,400	7.6
		TOTAL STRUCTURED ASSETS (Cost $384,040,784)	383,122,323	12.0

		TOTAL BONDS (Cost $3,023,204,002)	3,064,459,519	96.0

Shares		Company
PREFERRED STOCKS
BANKS			257,078	0.0
		TOTAL PREFERRED STOCKS (Cost $255,625)	257,078	0.0

Principal		Issuer
SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
$50,000,000		2.250%, 04/01/19	50,000,000	1.6
			50,000,000	1.6
TREASURY DEBT
		United States Treasury Bill
61,100,000		2.386%, 04/02/19	61,095,969	1.9
24,625,000		2.371%, 04/09/19	24,611,935	0.8
		Other	2,291,465	0.1
			87,999,369	2.8
		TOTAL SHORT-TERM INVESTMENTS (Cost $137,999,446)	137,999,369	4.4

		TOTAL PORTFOLIO (Cost $3,186,020,981)	3,226,562,563	101.1
		OTHER ASSETS & LIABILITIES, NET	(34,394,710)	(1.1)
		NET ASSETS	$3,192,167,853	100.0%

58	2019 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	concluded

Social Choice Bond Fund   ■  March 31, 2019

Abbreviation(s):

LIBOR	London Interbank Offered Rate
M	Month

†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/19, the aggregate value of these securities, including those in “Other,” was $658,580,303 or 20.6% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Annual Report	59

Summary portfolio of investments

Money Market Fund  ■  March 31, 2019

Principal	Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
	Federal Agricultural Mortgage Corp (FAMC)
$30,055,000	0.010%, 04/01/19–07/25/19	$29,954,865	2.4%
	Federal Farm Credit Bank (FFCB)
11,560,000	0.010%, 05/28/19	11,516,151	0.9
79,520,000	0.010%, 04/02/19–07/03/19	79,283,553	6.4
	Federal Home Loan Bank (FHLB)
270,000,000	0.010%, 04/01/19	270,000,000	21.5
10,400,000	0.010%, 04/08/19	10,395,114	0.8
10,690,000	0.010%, 04/09/19	10,684,284	0.9
17,839,000	0.010%, 04/10/19	17,828,228	1.4
9,707,000	0.010%, 04/12/19	9,699,828	0.8
15,215,000	0.010%, 04/15/19	15,200,838	1.2
9,490,000	0.010%, 04/22/19	9,476,663	0.8
9,000,000	0.010%, 04/23/19	8,986,702	0.7
10,000,000	0.010%, 04/29/19	9,981,294	0.8
21,590,000	0.010%, 05/03/19	21,543,862	1.7
9,000,000	0.010%, 05/06/19	8,978,976	0.7
15,000,000	0.010%, 05/10/19	14,961,054	1.2
15,950,000	0.010%, 05/22/19	15,895,340	1.3
15,150,000	0.010%, 05/24/19	15,096,020	1.2
9,132,000	0.010%, 05/29/19	9,096,245	0.7
11,000,000	0.010%, 05/31/19	10,955,592	0.9
11,840,000	0.010%, 06/03/19	11,790,123	0.9
11,200,000	0.010%, 06/07/19	11,149,603	0.9
12,425,000	0.010%, 06/11/19	12,366,016	1.0
10,275,000	0.010%, 06/18/19	10,221,236	0.8
10,000,000	0.010%, 06/28/19	9,940,752	0.8
158,177,000	0.010%, 04/02/19–06/26/19	157,639,955	12.6
	Federal Home Loan Mortgage Corp (FHLMC)
14,000,000	0.010%, 04/17/19	13,985,078	1.1
11,650,000	0.010%, 04/24/19	11,632,211	0.9
11,000,000	0.010%, 05/13/19	10,969,212	0.9
10,000,000	0.010%, 05/21/19	9,966,944	0.8
10,930,000	0.010%, 09/24/19	10,800,784	0.9
63,295,000	0.010%, 04/02/19–06/19/19	63,073,821	5.0
	Federal National Mortgage Association (FNMA)
10,505,000	0.010%, 04/03/19	10,503,602	0.8
10,725,000	0.010%, 04/16/19	10,714,608	0.9
13,375,000	0.010%, 05/01/19	13,348,435	1.1
9,000,000	0.010%, 05/14/19	8,974,487	0.7
14,250,000	0.010%, 05/15/19	14,208,267	1.1
85,777,000	0.010%, 04/02/19–06/26/19	85,555,561	6.8
		1,056,375,304	84.3

TREASURY DEBT
	United States Treasury Bill
20,655,000	0.010%, 04/04/19	20,650,915	1.6
17,380,000	0.010%, 04/11/19	17,368,474	1.4
9,010,000	0.010%, 04/18/19	8,999,851	0.7
25,950,000	0.010%, 04/25/19	25,909,002	2.1
14,000,000	0.010%, 05/02/19	13,971,385	1.1
17,000,000	0.010%, 05/09/19	16,957,066	1.4
14,000,000	0.010%, 05/16/19	13,958,262	1.1
12,000,000	0.010%, 05/23/19	11,958,556	1.0
15,000,000	0.010%, 05/30/19	14,941,568	1.2
9,925,000	0.010%, 10/10/19	9,796,412	0.8
14,450,000	0.010%, 11/07/19	14,233,831	1.1
39,550,000	0.010%, 04/02/19–07/05/19	39,417,912	3.1
Principal		Issuer	Value	% of net assets
TREASURY DEBT—continued
		United States Treasury Note
$12,665,000		1.000%, 11/15/19	$12,544,749	1.0%
		Other	11,939,859	0.9
			232,647,842	18.5

VARIABLE RATE SECURITIES
		Federal Agricultural Mortgage Corp (FAMC)
40,500,000	i	2.420%–2.560%, 04/01/19–08/28/20,
		EFFR + 0.010%–EFFR + 0.150%	40,500,000	3.2
		Federal Farm Credit Bank (FFCB)
9,755,000	i	2.480%, 01/27/20, US Treasury Bill 3 M + 0.055%	9,755,554	0.8
11,500,000	i	2.520%, 02/20/20, FRED-2.980%	11,499,581	0.9
61,000,000	i	2.356%–2.630%, 04/15/19–01/19/21,
		LIBOR 1 M–0.125%–FRED–2.870%	60,986,658	4.9
		Federal Home Loan Bank (FHLB)
15,000,000	i	2.422%–2.490%, 05/15/19–09/10/19,
		LIBOR 1 M–0.070%–SOFR + 0.060%	14,999,988	1.2
		Federal Home Loan Mortgage Corp (FHLMC)
11,250,000	i	2.392%, 08/08/19, LIBOR 1 M-0.100%	11,250,023	0.9
19,500,000	i	2.414%–2.630%, 05/08/19–08/27/19,
		LIBOR 3 M–0.225%–LIBOR 3 M–0.165%	19,500,375	1.5
		United States Treasury Floating Rate Note
14,000,000	i	2.473%, 10/31/19, US Treasury Bill 3 M + 0.048%	14,002,715	1.1
23,000,000	i	2.473%, 04/30/20, US Treasury Bill 3 M + 0.033%	23,000,338	1.8
12,000,000	i	2.473%, 10/31/20, US Treasury Bill 3 M + 0.045%	11,990,207	1.0
		Other	10,999,971	0.9
			228,485,410	18.2

		TOTAL SHORT-TERM INVESTMENTS (Cost $1,517,508,556)	1,517,508,556	121.0

		TOTAL PORTFOLIO (Cost $1,517,508,556)	1,517,508,556	121.0
		OTHER ASSETS & LIABILITIES, NET	(263,133,308)	(21.0)
		NET ASSETS	$1,254,375,248	100.0%

Abbreviation(s):

EFFR	Effective Federal Funds Rate
FRED	Federal Bank Prime Loan Rate
LIBOR	London Interbank Offered Rate
M	Month
SOFR	Secure Overnight Financing Rate

i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

60	2019 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

[This page intentionally left blank.]

TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Annual Report	61

Statements of assets and liabilities

TIAA-CREF Funds  ■  March 31, 2019

Fund	Bond Fund	Bond Index Fund	Bond Plus Fund	5–15 Year Laddered Tax-Exempt Bond Fund	Green Bond Fund
ASSETS
Portfolio investments, at value†	$6,023,604,801	$11,422,242,380	$4,300,906,907	$256,649,646	$26,780,576
Cash#§	96,409,250	55,733	37,945,598	11,363,710	7,114
Receivable from securities transactions	14,117,512	65,205,661	2,325,430	1,884,811	253,599
Receivable for delayed delivery securities	94,477,508	—	142,643,211	—	—
Receivable from Fund shares sold	4,687,292	4,786,517	10,499,283	14,506	5,011
Dividends and interest receivable	35,272,700	67,469,266	27,014,367	2,912,671	187,354
Due from affiliates	156,034	70,257	98,167	8,950	9,282
Swap premiums paid	493,937	—	—	—	—
Unrealized appreciation on swap contracts	65,962	—	130,527	—	—
Other	262,219	396,495	189,351	44,909	104
Total assets	6,269,547,215	11,560,226,309	4,521,752,841	272,879,203	27,243,040
LIABILITIES
Management fees payable	231,886	155,337	168,044	9,268	1,470
Service agreement fees payable	214,255	9,009	17,943	21	21
Distribution fees payable	21,246	7,674	55,362	55,974	407
Due to affiliates	50,012	75,440	46,541	17,798	21,823
Payable for securities transactions	80,704,248	108,333,173	36,373,330	—	246,150
Payable for delayed delivery securities	157,295,054	69,541,835	176,893,452	1,393,538	—
Payable for Fund shares redeemed	84,061,756	16,140,704	4,175,816	54,093	—
Income distribution payable	12,235,049	11,430,220	9,004,570	45,217	100,681
Payable for variation margin on futures contracts	—	—	—	—	—
Payable for variation margin on centrally cleared swap contracts	123,805	—	513,872	—	—
Payable for cross currency swap premiums received	—	—	51,598	—	—
Payable for trustee compensation	282,225	404,121	200,735	45,095	138
Unfunded loan commitment	1,407	—	—	—	—
Accrued expenses and other payables	268,592	418,725	136,057	25,631	32,334
Total liabilities	335,489,535	206,516,238	227,637,320	1,646,635	403,024
NET ASSETS	$5,934,057,680	$11,353,710,071	$4,294,115,521	$271,232,568	$26,840,016
NET ASSETS CONSIST OF:
Paid-in-capital	$5,957,038,971	$11,315,496,401	$4,342,854,100	$265,395,195	$25,997,463
Total distributable earnings (loss)	(22,981,291)	38,213,670	(48,738,579)	5,837,373	842,553
NET ASSETS	$5,934,057,680	$11,353,710,071	$4,294,115,521	$271,232,568	$26,840,016
† Portfolio investments, cost	$5,975,842,102	$11,341,229,922	$4,279,065,083	$251,099,107	$26,048,134
# Includes cash collateral for open futures or open swap contracts of	$—	$—	$100,000	$—	$—
§ Includes cash collateral for mortgage dollar rolls of	$17,350,000	$—	$9,600,000	$—	$—

62	2019 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

	Inflation-Linked	Short Duration	Short-Term	Short-Term Bond	Social Choice	Money Market
High-Yield Fund	Bond Fund	Impact Bond Fund	Bond Fund	Index Fund	Bond Fund	Fund

$4,187,708,756	$3,073,276,575	$26,899,869	$1,953,740,482	$496,352,272	$3,226,562,563	$1,517,508,556
2,222,190	863,050	13,370	2,087,399	36,653	5,419,124	17,197
5,941,431	16,065,443	—	70,465	34,934,043	503,864	—
—	—	—	—	—	47,464,700	—
2,500,250	8,334,467	—	126,832,191	4,490,411	9,103,314	2,276,342
63,057,910	6,992,921	136,475	10,245,018	3,133,020	20,963,268	782,212
13,938	39,026	9,229	26,618	7,567	88	4,950
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	176,224	104	102,662	6,628	43,283	—
4,261,444,475	3,105,747,706	27,059,047	2,093,104,835	538,960,594	3,310,060,204	1,520,589,257

190,541	101,263	1,103	62,393	4,696	147,796	20,012
15,410	7,732	3	5,598	1,974	81,434	7,362
72,963	21,844	363	24,759	618	40,307	68,954
46,337	40,453	21,827	34,321	27,462	36,005	30,302
23,742,465	10,211,537	—	96,115,130	41,893,380	21,911,888	—
73,637,500	—	99,500	7,500,000	—	86,206,656	—
8,178,071	318,556	3,731	775,305	15,815	7,017,417	265,979,085
2,970,825	—	73,862	2,130,129	821,731	2,169,391	8,093
—	464,844	—	1,120,766	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
216,300	178,444	142	115,581	6,785	45,295	830
2,785	—	—	—	—	—	—
335,836	98,771	30,763	71,162	36,261	236,162	99,371
109,409,033	11,443,444	231,294	107,955,144	42,808,722	117,892,351	266,214,009
$4,152,035,442	$3,094,304,262	$26,827,753	$1,985,149,691	$496,151,872	$3,192,167,853	$1,254,375,248

$4,311,778,827	$3,077,704,145	$26,609,412	$1,994,886,676	$497,318,959	$3,163,952,356	$1,254,384,006
(159,743,385)	16,600,117	218,341	(9,736,985)	(1,167,087)	28,215,497	(8,758)
$4,152,035,442	$3,094,304,262	$26,827,753	$1,985,149,691	$496,151,872	$3,192,167,853	$1,254,375,248
$4,212,200,236	$3,044,277,955	$26,717,846	$1,953,359,556	$494,712,057	$3,186,020,981	$1,517,508,556

$—	$287,500	$—	$686,550	$—	$—	$—
$—	$—	$—	$—	$—	$2,927,560	$—

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Annual Report	63

Statements of assets and liabilities

TIAA-CREF Funds  ■  March 31, 2019

Fund	Bond Fund	Bond Index Fund	Bond Plus Fund	5–15 Year Laddered Tax-Exempt Bond Fund	Green Bond Fund
INSTITUTIONAL CLASS:
Net assets	$954,430,489	$6,445,380,116	$1,185,094,452	$5,090,991	$21,750,754
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	92,751,822	598,815,305	114,447,508	482,630	2,105,555
Net asset value per share	$10.29	$10.76	$10.35	$10.55	$10.33
ADVISOR CLASS:
Net assets	$933,420,350	$1,138,557	$35,007,158	$228,253	$1,033,018
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	90,651,625	105,787	3,377,689	21,642	100,000
Net asset value per share	$10.30	$10.76	$10.36	$10.55	$10.33
PREMIER CLASS:
Net assets	$14,728,647	$21,378,693	$10,707,246	$—	$1,033,019
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,430,645	1,986,688	1,034,098	—	100,000
Net asset value per share	$10.30	$10.76	$10.35	$—	$10.33
RETIREMENT CLASS:
Net assets	$197,645,320	$258,786,635	$436,641,117	$—	$1,620,384
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	18,862,113	24,035,273	42,113,748	—	156,850
Net asset value per share	$10.48	$10.77	$10.37	$—	$10.33
RETAIL CLASS:
Net assets	$92,454,824	$21,543,755	$256,549,271	$265,913,324	$1,402,841
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	8,831,436	2,000,823	24,727,006	25,183,556	135,790
Net asset value per share	$10.47	$10.77	$10.38	$10.56	$10.33
CLASS W:
Net assets	$3,741,378,050	$4,605,482,315	$2,370,116,277	$—	$—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	363,583,728	427,883,468	228,884,670	—	—
Net asset value per share	$10.29	$10.76	$10.36	$—	$—

64	2019 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

concluded

	Inflation-Linked	Short Duration	Short-Term	Short-Term Bond	Social Choice	Money Market
High-Yield Fund	Bond Fund	Impact Bond Fund	Bond Fund	Index Fund	Bond Fund	Fund

$3,105,792,763	$1,634,249,727	$22,598,510	$902,949,596	$43,990,146	$1,961,313,513	$704,326,206

323,323,440	144,806,948	2,241,512	87,740,513	4,439,328	190,703,563	704,322,932
$9.61	$11.29	$10.08	$10.29	$9.91	$10.28	$1.00

$13,909,617	$300,487	$1,008,188	$7,874,852	$867,956	$554,142,874	$1,426,235

1,449,448	26,622	100,000	765,438	87,580	53,850,305	1,426,235
$9.60	$11.29	$10.08	$10.29	$9.91	$10.29	$1.00

$32,528,306	$3,489,703	$1,008,188	$8,521,990	$636,272	$36,826,897	$28,208,692

3,382,235	309,910	100,000	827,266	64,245	3,578,910	28,208,620
$9.62	$11.26	$10.08	$10.30	$9.90	$10.29	$1.00

$385,205,159	$222,320,949	$1,094,538	$110,522,898	$52,082,407	$467,437,075	$210,962,550

40,086,932	19,566,923	108,564	10,726,717	5,256,079	45,439,193	210,961,220
$9.61	$11.36	$10.08	$10.30	$9.91	$10.29	$1.00

$324,373,091	$101,245,032	$1,118,329	$111,808,486	$2,651,513	$172,447,494	$309,451,565

33,617,850	9,208,436	110,927	10,855,856	267,620	16,777,213	309,440,025
$9.65	$10.99	$10.08	$10.30	$9.91	$10.28	$1.00

$290,226,506	$1,132,698,364	$—	$843,471,869	$395,923,578	$—	$—

30,212,530	100,301,633	—	81,961,326	39,955,236	—	—
$9.61	$11.29	$—	$10.29	$9.91	$—	$—

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Annual Report	65

Statements of operations

TIAA-CREF Funds  ■  For the period or year ended March 31, 2019

					5–15 Year Laddered
					Tax-Exempt
	Fund	Bond Fund	Bond Index Fund	Bond Plus Fund	Bond Fund	Green Bond Fund§
	INVESTMENT INCOME
	Interest*	$192,163,309	$300,023,314	$153,406,737	$7,699,641	$395,946
	Dividends	22,786	—	91,180	—	—
	Total income	192,186,095	300,023,314	153,497,917	7,699,641	395,946
	EXPENSES
	Management fees	15,341,171	10,390,024	11,805,834	700,896	38,024
	Shareholder servicing – Institutional Class	3,691	9,788	3,367	106	1,744
	Shareholder servicing – Advisor Class	898,413	839	13,890	110	1,506
	Shareholder servicing – Premier Class	63	81	42	—	1,511
	Shareholder servicing – Retirement Class	507,355	525,279	1,095,698	—	2,698
	Shareholder servicing – Retail Class	42,111	16,671	166,442	72,272	2,944
	Shareholder servicing – Class W†	1,897	2,075	1,447	—	—
	Distribution fees – Premier Class	21,762	43,261	16,192	—	562
	Distribution fees – Retail Class	231,863	51,141	637,851	651,573	1,039
	Registration fees	268,522	133,002	115,165	76,036	96,958
	Administrative service fees	174,606	260,740	154,959	56,947	40,753
	Shareholder reports	148,477	193,198	79,201	12,369	15,750
	Professional fees	121,050	179,814	114,741	49,780	71,530
	Trustee fees and expenses	71,719	137,604	55,057	3,480	119
	Other expenses	340,982	475,678	153,080	32,881	21,153
	Total expenses	18,173,682	12,419,195	14,412,966	1,656,450	296,291
Less:	Expenses reimbursed by the investment adviser	(5,446,738)	(2,275,774)	(3,427,913)	(97,971)	(250,460)
	Fee waiver by investment adviser and TPIS	—	—	—	—	—
	Net expenses	12,726,944	10,143,421	10,985,053	1,558,479	45,831
	Net investment income (loss)	179,459,151	289,879,893	142,512,864	6,141,162	350,115
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
	Realized gain (loss):
	Portfolio investments	(30,964,127)	(29,370,450)	(28,665,548)	486,315	109,026
	Futures contracts	—	—	—	—	—
	Swap contracts	(2,159,265)	—	(308,791)	—	—
	Foreign currency transactions	(1,594,877)	—	(2,515,583)	—	—
	Net realized gain (loss) on total investments	(34,718,269)	(29,370,450)	(31,489,922)	486,315	109,026
	Change in unrealized appreciation (depreciation) on:
	Portfolio investments‡	109,089,938	226,670,357	74,388,670	7,133,946	732,442
	Affiliated investments	—	—	—	—	—
	Futures contracts	—	—	—	—	—
	Swap contracts	(1,089,583)	—	(29,297)	—	—
	Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	(1,467)	—	2,319	—	—
	Unfunded loan commitment	(1,407)	—	—	—	—
	Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	107,997,481	226,670,357	74,361,692	7,133,946	732,442
	Net realized and unrealized gain (loss) on total investments	73,279,212	197,299,907	42,871,770	7,620,261	841,468
	Net increase (decrease) in net assets from operations	$252,738,363	$487,179,800	$185,384,634	$13,761,423	$1,191,583
*	Net of foreign withholding taxes of	$68,262	$8,281	$71,326	$—	$—
†	Class W commenced operations on September 28, 2018.
‡	Includes net changes in unrealized foreign capital gains taxes of	$2,316	$—	$—	$—	$—
§	For the period November 16, 2018 to March 31, 2019.

66	2019 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

	Inflation-Linked	Short Duration		Short-Term	Short-Term Bond	Social Choice	Money Market
High-Yield Fund	Bond Fund	Impact Bond Fund	§	Bond Fund	Index Fund	Bond Fund	Fund

$244,195,658	$58,782,594	$337,166		$50,964,952	$9,531,611	$86,746,262	$22,659,227
4,149,249	—	—		—	—	15,938	—
248,344,907	58,782,594	337,166		50,964,952	9,531,611	86,762,200	22,659,227

13,489,352	7,168,550	28,575		4,417,865	292,857	8,728,293	1,066,789
7,253	4,362	1,745		1,932	900	17,399	697
10,633	305	1,506		2,583	931	270,771	212
94	35	1,511		39	37	8,891	46
1,003,476	588,849	2,506		271,587	99,356	1,010,657	393,367
95,444	75,458	2,915		69,605	4,035	48,353	273,289
1,689	1,998	—		1,789	1,683	—	—
55,428	5,897	555		12,415	967	49,840	39,898
992,501	263,403	977		289,936	5,582	418,825	754,885
144,335	104,020	96,958		125,192	94,731	148,186	131,875
152,326	135,732	40,756		115,425	93,416	124,491	98,522
155,617	65,292	15,742		48,578	16,467	76,900	28,397
99,123	71,981	71,360		76,870	65,370	82,564	54,639
52,972	39,719	123		23,851	5,494	33,121	13,867
102,399	109,810	21,240		85,611	56,279	316,693	99,643
16,362,642	8,635,411	286,469		5,543,278	738,105	11,334,984	2,956,126
(490,839)	(1,350,630)	(249,699)		(936,036)	(335,611)	(10,592)	(248,997)
—	—	—		—	(136,644)	—	—
15,871,803	7,284,781	36,770		4,607,242	265,850	11,324,392	2,707,129
232,473,104	51,497,813	300,396		46,357,710	9,265,761	75,437,808	19,952,098

12,470,426	(3,235,359)	35,298		(6,238,573)	(2,072,523)	(2,731,497)	(164)
—	(602,268)	—		(1,276,521)	—	—	—
—	—	—		—	—	—	—
—	—	—		(136,182)	—	—	—
12,470,426	(3,837,627)	35,298		(7,651,276)	(2,072,523)	(2,731,497)	(164)

7,380,464	30,340,686	182,023		16,277,907	5,698,215	56,483,610	—
(3,495,143)	—	—		—	—	—	—
—	(240,247)	—		(581,646)	—	—	—
—	—	—		—	—	—	—

—	—	—		(2,341)	—	—	—
(2,785)	—	—		—	—	—	—

3,882,536	30,100,439	182,023		15,693,920	5,698,215	56,483,610	—

16,352,962	26,262,812	217,321		8,042,644	3,625,692	53,752,113	(164)
$248,826,066	$77,760,625	$517,717		$54,400,354	$12,891,453	$129,189,921	$19,951,934
$—	$—	$—		$—	$1,188	$—	$—

$—	$—	$—		$—	$—	$—	$—

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Annual Report	67

Statements of changes in net assets

TIAA-CREF Funds  ■  For the period or year ended

		Bond Fund		Bond Index Fund
		March 31,	March 31,	March 31,	March 31,
		2019	2018 [a]	2019	2018 [a]
OPERATIONS
Net investment income (loss)		$179,459,151	$128,869,718	$289,879,893	$210,999,466
Net realized gain (loss) on total investments		(34,718,269)	(7,287,684)	(29,370,450)	(2,941,458)
Net change in unrealized appreciation (depreciation) on total investments		107,997,481	(53,347,902)	226,670,357	(154,274,347)
Net increase (decrease) in net assets from operations		252,738,363	68,234,132	487,179,800	53,783,661
DISTRIBUTIONS TO SHAREHOLDERS[b,c]
Dividends to shareholders:	Institutional Class	(84,264,953)	(121,297,395)	(222,285,213)	(209,429,121)
	Advisor Class	(20,187,157)	(62,917)	(20,766)	(77,700)
	Premier Class	(443,698)	(774,622)	(755,167)	(747,711)
	Retirement Class	(6,011,591)	(6,020,602)	(5,311,316)	(3,422,435)
	Retail Class	(2,712,783)	(2,582,163)	(498,977)	(467,720)
	Class W†	(65,292,643)	—	(60,994,591)	—
Total distributions		(178,912,825)	(130,737,699)	(289,866,030)	(214,144,687)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	902,949,225	1,116,877,120	2,051,352,268	3,388,731,688
	Advisor Class	1,009,711,596	5,321,986	1,124,623	755,683
	Premier Class	5,814,161	5,073,913	7,187,488	12,641,847
	Retirement Class	17,535,480	23,011,209	94,923,704	59,552,702
	Retail Class	9,556,773	23,763,171	3,215,759	4,891,405
	Class W†	580,901,420	—	901,699,418	—
Reinvestments of distributions:	Institutional Class	20,730,066	17,869,423	169,808,559	144,564,864
	Advisor Class	19,930,219	2,944	18,178	1,315
	Premier Class	440,088	774,328	754,917	747,492
	Retirement Class	6,011,067	6,020,195	5,309,213	3,422,335
	Retail Class	2,563,860	2,453,307	479,732	446,117
	Class W†	—	—	—	—
Transfers in connection with new class:	Institutional Class	(3,654,605,282)	—	(3,995,413,006)	—
	Class W†	3,654,605,282	—	3,995,413,006	—
Redemptions:	Institutional Class	(607,787,245)	(510,418,508)	(1,393,079,061)	(1,190,909,377)
	Advisor Class	(119,001,545)	(291,610)	(321,821)	(5,130,152)
	Premier Class	(17,212,636)	(7,622,657)	(20,632,767)	(9,106,133)
	Retirement Class	(41,303,930)	(37,101,164)	(26,179,478)	(19,435,596)
	Retail Class	(17,658,717)	(18,491,057)	(3,440,606)	(5,550,086)
	Class W†	(598,107,317)	—	(428,967,937)	—
Net increase (decrease) from shareholder transactions		1,175,072,565	627,242,600	1,363,252,189	2,385,624,104
Net increase (decrease) in net assets		1,248,898,103	564,739,033	1,560,565,959	2,225,263,078
NET ASSETS
Beginning of period		4,685,159,577	4,120,420,544	9,793,144,112	7,567,881,034
End of period		$5,934,057,680	$4,685,159,577	$11,353,710,071	$9,793,144,112

68	2019 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Bond Plus Fund		5–15 Year Laddered Tax-Exempt Bond Fund		Green Bond Fund	High-Yield Fund
March 31,	March 31,	March 31,	March 31,	March 31,	March 31,	March 31,
2019	2018 [a]	2019	2018 [a]	2019 §	2019	2018 [a]

$142,512,864	$123,350,121	$6,141,162	$5,737,482	$350,115	$232,473,104	$200,052,255
(31,489,922)	(13,243,192)	486,315	860,126	109,026	12,470,426	(31,921,871)
74,361,692	(40,110,726)	7,133,946	(424,399)	732,442	3,882,536	(73,858,788)
185,384,634	69,996,203	13,761,423	6,173,209	1,191,583	248,826,066	94,271,596

(75,669,394)	(103,908,764)	(50,820)	(44,508)	(291,739)	(176,578,184)	(140,358,469)
(921,140)	(304,759)	(4,545)	(2,377)	(13,320)	(548,206)	(338,084)
(349,181)	(943,567)	—	—	(13,320)	(2,047,348)	(7,409,837)
(13,805,398)	(11,853,074)	—	—	(17,027)	(22,462,132)	(19,853,651)
(7,878,516)	(7,789,226)	(6,321,080)	(5,723,245)	(14,648)	(22,019,704)	(32,153,348)
(42,908,150)	—	—	—	—	(8,812,747)	—
(141,531,779)	(124,799,390)	(6,376,445)	(5,770,130)	(350,054)	(232,468,321)	(200,113,389)

501,049,755	940,334,285	4,101,579	187,575	21,056,448	1,283,532,173	983,448,702
18,895,564	25,932,685	120,045	—	1,000,000	16,513,431	11,388,354
2,722,362	6,763,971	—	—	1,000,010	36,659,447	32,903,109
54,652,916	112,253,354	—	—	1,716,117	34,555,703	80,284,542
16,273,666	28,460,220	17,083,620	17,519,516	1,433,029	81,258,023	176,573,016
227,101,873	—	—	—	—	42,391,830	—
17,375,150	14,038,157	39,379	17,347	224	149,440,194	103,813,020
699,705	212,406	1,990	75	—	537,923	270,659
349,064	943,567	—	—	—	2,035,397	7,408,446
13,805,081	11,853,033	—	—	3,769	22,457,704	19,852,425
7,240,197	7,132,833	5,765,931	5,203,945	1,576	20,793,022	31,082,856
—	—	—	—	—	—	—

(2,385,556,480)	—	—	—	—	(290,771,079)	—
2,385,556,480	—	—	—	—	290,771,079	—
(355,944,901)	(396,621,619)	(563,314)	(1,237,031)	(10)	(895,635,158)	(584,308,946)
(9,588,084)	(2,805,380)	(24)	(32)	—	(8,444,970)	(11,433,430)
(14,530,322)	(27,446,282)	—	—	(10)	(137,582,049)	(51,053,584)
(63,515,547)	(24,864,926)	—	—	(142,568)	(91,609,796)	(31,940,489)
(34,335,024)	(31,573,207)	(30,897,676)	(38,058,411)	(70,098)	(402,933,767)	(188,744,366)
(304,473,567)	—	—	—	—	(40,901,853)	—
77,777,888	664,613,097	(4,348,470)	(16,367,016)	25,998,487	113,067,254	579,544,314
121,630,743	609,809,910	3,036,508	(15,963,937)	26,840,016	129,424,999	473,702,521

4,172,484,778	3,562,674,868	268,196,060	284,159,997	—	4,022,610,443	3,548,907,922
$4,294,115,521	$4,172,484,778	$271,232,568	$268,196,060	$26,840,016	$4,152,035,442	$4,022,610,443

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Annual Report	69

Statements of changes in net assets

TIAA-CREF Funds  ■  For the period or year ended

		Bond Fund		Bond Index Fund
		March 31,	March 31,	March 31,	March 31,
		2019	2018 [a]	2019	2018 [a]
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	89,646,028	107,754,235	195,409,086	314,167,567
	Advisor Class	100,026,586	513,363	107,804	69,678
	Premier Class	577,689	488,207	684,663	1,170,529
	Retirement Class	1,712,610	2,177,322	9,039,173	5,535,302
	Retail Class	933,086	2,252,401	306,299	452,348
	Class W†	57,806,619	—	85,700,826	—
Shares reinvested:	Institutional Class	2,059,912	1,725,060	16,161,332	13,412,048
	Advisor Class	1,979,972	286	1,728	123
	Premier Class	43,690	74,688	71,893	69,384
	Retirement Class	586,542	570,687	504,918	317,509
	Retail Class	250,401	232,797	45,642	41,350
	Class W†	—	—	—	—
Shares transferred in connection with new class:	Institutional Class	(365,460,528)	—	(383,069,320)	—
	Class W†	365,460,528	—	383,069,320	—
Shares redeemed:	Institutional Class	(60,404,924)	(49,413,100)	(132,802,987)	(110,286,516)
	Advisor Class	(11,860,654)	(28,336)	(30,398)	(474,219)
	Premier Class	(1,703,849)	(733,500)	(1,949,123)	(852,075)
	Retirement Class	(4,042,470)	(3,519,051)	(2,498,971)	(1,800,307)
	Retail Class	(1,728,860)	(1,755,064)	(327,638)	(513,430)
	Class W†	(59,683,419)	—	(40,886,678)	—
Net increase (decrease) from shareholder transactions		116,198,959	60,339,995	129,537,569	221,309,291
†	Class W commenced operations on September 28, 2018.
§	For the period November 16, 2018 to March 31, 2019.
[a]	Prior period amounts have been conformed to current year presentation. See notes to financial statements, Note 1 – organization and significant accounting policies for further details.
[b]	The composition and per share amounts of the Funds’ distributions are presented in the Financial highlights. The distribution information for the Funds as of its most recent tax year end is presented within the notes to the financial statements, Note 6 – distributions to shareholders and other tax items.
[c]	For the fiscal year ended March 31, 2018, the distributions to shareholders were characterized as “From net investment income” and “From realized gains.” See notes to financial statements, Note 1 – organization and significant accounting policies for further details.

70	2019 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

continued

Bond Plus Fund		5–15 Year Laddered Tax-Exempt Bond Fund		Green Bond Fund	High-Yield Fund
March 31,	March 31,	March 31,	March 31,	March 31,	March 31,	March 31,
2019	2018 [a]	2019	2018 [a]	2019 §	2019	2018 [a]

49,465,863	90,107,112	397,241	18,014	2,105,534	134,728,162	100,111,806
1,856,581	2,490,305	11,744	—	100,000	1,752,284	1,159,988
268,370	647,113	—	—	100,001	3,866,390	3,344,422
5,390,776	10,738,001	—	—	170,591	3,635,957	8,173,873
1,604,300	2,721,175	1,659,056	1,684,188	142,619	8,519,231	17,896,804
22,321,518	—	—	—	—	4,513,181	—
1,714,857	1,346,868	3,796	1,672	22	15,752,192	10,590,999
68,999	20,493	193	7	—	56,888	27,625
34,463	90,456	—	—	—	213,984	754,772
1,360,851	1,136,329	—	—	368	2,365,707	2,024,501
713,211	683,086	559,995	500,990	153	2,178,996	3,155,526
—	—	—	—	—	—	—

(236,897,366)	—	—	—	—	(30,100,526)	—
236,897,366	—	—	—	—	30,100,526	—
(35,094,861)	(38,240,412)	(55,012)	(118,945)	(1)	(94,439,592)	(59,850,411)
(947,834)	(270,779)	(2)	(3)	—	(903,731)	(1,167,564)
(1,428,517)	(2,618,276)	—	—	(1)	(14,324,196)	(5,210,364)
(6,269,023)	(2,386,162)	—	—	(14,109)	(9,689,630)	(3,270,275)
(3,387,478)	(3,025,383)	(3,007,781)	(3,658,476)	(6,982)	(42,009,103)	(19,144,001)
(30,334,214)	—	—	—	—	(4,401,177)	—
7,337,862	63,439,926	(430,770)	(1,572,553)	2,598,195	11,815,543	58,597,701

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Annual Report	71

Statements of changes in net assets

TIAA-CREF Funds  ■  For the period or year ended

		Inflation-Linked Bond Fund		Short Duration Impact Bond Fund
		March 31, 2019	March 31, 2018 [a]	March 31, 2019 §
OPERATIONS
Net investment income (loss)		$51,497,813	$54,453,050	$300,396
Net realized gain (loss) on total investments		(3,837,627)	617,257	35,298
Net change in unrealized appreciation (depreciation) on total investments		30,100,439	(48,913,348)	182,023
Net increase (decrease) in net assets from operations		77,760,625	6,156,959	517,717
DISTRIBUTIONS TO SHAREHOLDERS[b,c]
Dividends to shareholders:	Institutional Class	(56,267,634)	(47,137,362)	(255,211)
	Advisor Class	(7,276)	(5,955)	(11,223)
	Premier Class	(83,013)	(209,434)	(11,224)
	Retirement Class	(5,402,792)	(3,793,378)	(11,548)
	Retail Class	(2,402,231)	(1,898,878)	(11,178)
	Class W†	(11,496,836)	—	—
Total distributions		(75,659,782)	(53,045,007)	(300,384)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	579,134,919	947,547,969	22,414,851
	Advisor Class	112,087	105,268	1,000,000
	Premier Class	749,565	2,220,530	1,000,010
	Retirement Class	18,043,476	36,534,964	1,128,547
	Retail Class	5,012,646	36,716,708	1,143,741
	Class W†	146,326,712	—	—
Reinvestments of distributions:	Institutional Class	38,796,612	30,129,367	7,847
	Advisor Class	4,871	4,028	—
	Premier Class	83,013	208,303	—
	Retirement Class	5,402,792	3,793,378	693
	Retail Class	2,286,440	1,804,322	604
	Class W†	—	—	—
Transfers in connection with new class:	Institutional Class	(1,059,464,631)	—	—
	Class W†	1,059,464,631	—	—
Redemptions:	Institutional Class	(452,746,592)	(558,079,571)	(7,211)
	Advisor Class	(87,634)	(57,994)	—
	Premier Class	(8,150,292)	(2,778,339)	(10)
	Retirement Class	(32,163,862)	(40,348,647)	(43,652)
	Retail Class	(16,163,076)	(48,335,013)	(35,000)
	Class W†	(89,156,803)	—	—
Net increase (decrease) from shareholder transactions		197,484,874	409,465,273	26,610,420
Net increase (decrease) in net assets		199,585,717	362,577,225	26,827,753
NET ASSETS
Beginning of period		2,894,718,545	2,532,141,320	—
End of period		$3,094,304,262	$2,894,718,545	$26,827,753

72	2019 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

continued

Short-Term Bond Fund		Short-Term Bond Index Fund		Social Choice Bond Fund		Money Market Fund
March 31, 2019	March 31, 2018 [a]	March 31, 2019	March 31, 2018 [a]	March 31, 2019	March 31, 2018 [a]	March 31, 2019	March 31, 2018 [a]

$46,357,710	$32,592,540	$9,265,761	$3,882,358	$75,437,808	$37,891,038	$19,952,098	$7,196,696
(7,651,276)	707,972	(2,072,523)	(627,055)	(2,731,497)	(4,151,697)	(164)	(274)
15,693,920	(13,773,649)	5,698,215	(3,577,182)	56,483,610	(11,558,693)	—	—
54,400,354	19,526,863	12,891,453	(321,879)	129,189,921	22,180,648	19,951,934	7,196,422

(30,633,225)	(29,356,803)	(4,062,710)	(3,631,318)	(47,487,195)	(21,938,647)	(11,559,032)	(4,234,464)
(52,435)	(3,470)	(13,822)	(4,550)	(11,318,125)	(4,443,016)	(5,298)	(1,032)
(198,250)	(245,123)	(13,032)	(7,914)	(943,350)	(584,627)	(482,820)	(291,824)
(2,508,054)	(1,793,563)	(778,696)	(218,280)	(11,173,517)	(7,015,931)	(2,918,162)	(818,473)
(2,599,779)	(2,197,950)	(40,983)	(20,313)	(4,567,095)	(3,182,791)	(4,987,078)	(1,850,901)
(10,372,643)	—	(4,356,251)	—	—	—	—	—
(46,364,386)	(33,596,909)	(9,265,494)	(3,882,375)	(75,489,282)	(37,165,012)	(19,952,390)	(7,196,694)

504,903,526	450,927,902	82,488,779	192,598,918	1,020,498,408	673,795,518	767,794,237	331,993,033
7,843,753	198,188	466,891	390,600	420,528,881	169,835,789	1,373,309	—
4,347,877	4,228,898	357,891	545,448	10,074,765	14,766,694	26,888,792	31,856,805
27,610,646	50,230,820	27,235,135	17,773,927	100,012,099	105,222,533	186,026,506	111,277,784
8,019,319	17,527,366	1,324,124	663,858	93,657,404	94,464,700	144,104,584	135,617,137
185,112,218	—	77,241,507	—	—	—	—	—
18,474,112	14,023,114	911,519	509,650	36,072,603	18,921,337	11,543,770	4,219,709
49,983	1,452	11,798	3,274	4,982,377	1,585,427	3,340	—
198,249	245,117	8,071	4,764	896,475	574,885	482,851	291,821
2,508,061	1,793,546	778,505	218,225	11,141,424	7,003,309	2,918,451	818,291
2,516,850	2,128,733	39,597	19,546	4,338,899	3,083,755	4,896,550	1,823,271
—	—	—	—	—	—	—	—

(755,668,617)	—	(342,173,951)	—	—	—	—	—
755,668,617	—	342,173,951	—	—	—	—	—
(327,816,236)	(597,257,558)	(24,440,736)	(26,993,368)	(331,506,693)	(99,079,130)	(562,773,073)	(307,288,542)
(359,768)	(12,055)	(113,303)	(63,457)	(120,927,964)	(43,045,859)	(50,421)	—
(7,756,864)	(7,639,976)	(377,324)	(260,793)	(4,800,810)	(2,361,411)	(43,711,140)	(19,644,334)
(20,673,617)	(57,674,964)	(3,092,198)	(1,632,267)	(15,857,677)	(8,773,379)	(104,169,174)	(95,673,867)
(25,155,790)	(22,939,998)	(720,984)	(605,344)	(104,961,457)	(26,511,640)	(142,704,460)	(153,002,811)
(103,812,092)	—	(27,626,684)	—	—	—	—	—
276,010,227	(144,219,415)	134,492,588	183,172,981	1,124,148,734	909,482,528	292,624,122	42,288,297
284,046,195	(158,289,461)	138,118,547	178,968,727	1,177,849,373	894,498,164	292,623,666	42,288,025

1,701,103,496	1,859,392,957	358,033,325	179,064,598	2,014,318,480	1,119,820,316	961,751,582	919,463,557
$1,985,149,691	$1,701,103,496	$496,151,872	$358,033,325	$3,192,167,853	$2,014,318,480	$1,254,375,248	$961,751,582

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Annual Report	73

Statements of changes in net assets

TIAA-CREF Funds  ■  For the period or year ended

		Inflation-Linked Bond Fund		Short Duration Impact Bond Fund
		March 31, 2019	March 31, 2018 [a]	March 31, 2019 §
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	51,621,562	82,988,705	2,241,449
	Advisor Class	10,035	9,163	100,000
	Premier Class	66,841	194,302	100,001
	Retirement Class	1,594,716	3,181,601	112,855
	Retail Class	461,119	3,290,978	114,378
	Class W†	13,185,468	—	—
Shares reinvested:	Institutional Class	3,492,947	2,663,958	780
	Advisor Class	439	356	—
	Premier Class	7,492	18,467	—
	Retirement Class	482,956	332,753	69
	Retail Class	211,187	163,435	60
	Class W†	—	—	—

Shares transferred in connection with new class:	Institutional Class	(95,189,994)	—	—
	Class W†	95,189,994	—	—
Shares redeemed:	Institutional Class	(40,399,471)	(48,762,910)	(717)
	Advisor Class	(7,824)	(5,132)	—
	Premier Class	(725,279)	(244,134)	(1)
	Retirement Class	(2,871,074)	(3,505,024)	(4,360)
	Retail Class	(1,488,832)	(4,322,191)	(3,511)
	Class W†	(8,073,829)	—	—
Net increase (decrease) from shareholder transactions		17,568,453	36,004,327	2,661,003
†	Class W commenced operations on September 28, 2018.
§	For the period November 16, 2018 to March 31, 2019.
[a]	Prior period amounts have been conformed to current year presentation. See notes to financial statements, Note 1 — organization and significant accounting policies for further details.
[b]	The composition and per share amounts of the Funds’ distributions are presented in the Financial highlights. The distribution information for the Funds as of its most recent tax year end is presented within the notes to the financial statements, Note 6 — distributions to shareholders and other tax items.
[c]	For the fiscal year ended March 31, 2018, the distributions to shareholders were characterized as “From net investment income” and “From realized gains.” See notes to financial statements, Note 1 — organization and significant accounting policies for further details.

74	2019 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

concluded

Short-Term Bond Fund		Short-Term Bond Index Fund		Social Choice Bond Fund		Money Market Fund
March 31, 2019	March 31, 2018 [a]	March 31, 2019	March 31, 2018 [a]	March 31, 2019	March 31, 2018 [a]	March 31, 2019	March 31, 2018 [a]

49,400,710	43,663,168	8,394,935	19,384,614	101,563,968	65,719,925	767,794,237	331,993,033
767,750	19,259	47,503	39,284	41,810,099	16,518,983	1,373,309	—
425,582	409,117	36,509	54,800	1,003,229	1,437,292	26,888,792	31,856,805
2,699,601	4,860,439	2,773,092	1,789,663	9,947,402	10,258,753	186,026,506	111,277,784
784,632	1,698,727	134,664	66,934	9,332,671	9,210,805	144,104,585	135,617,137
18,025,332	—	7,844,245	—	—	—	—	—
1,807,425	1,358,421	92,703	51,410	3,585,197	1,843,786	11,543,770	4,219,709
4,874	141	1,200	331	494,750	154,497	3,341	—
19,376	23,719	821	480	89,051	55,969	482,850	291,821
245,147	173,575	79,147	22,026	1,107,079	682,202	2,918,452	818,291
246,066	206,077	4,027	1,970	431,575	300,629	4,896,551	1,823,271
—	—	—	—	—	—	—	—

(74,085,158)	—	(34,915,709)	—	—	—	—	—
74,085,158	—	34,915,709	—	—	—	—	—
(32,097,813)	(57,756,965)	(2,488,333)	(2,718,598)	(33,065,837)	(9,659,092)	(562,773,073)	(307,288,542)
(35,130)	(1,172)	(11,516)	(6,416)	(12,044,288)	(4,211,308)	(50,421)	—
(758,668)	(738,327)	(38,436)	(26,260)	(477,752)	(230,229)	(43,711,140)	(19,644,334)
(2,022,582)	(5,570,484)	(315,142)	(164,573)	(1,581,721)	(853,572)	(104,169,174)	(95,673,867)
(2,461,712)	(2,222,184)	(73,346)	(60,759)	(10,448,707)	(2,584,754)	(142,704,460)	(153,002,811)
(10,149,164)	—	(2,804,718)	—	—	—	—	—
26,901,426	(13,876,489)	13,677,355	18,434,906	111,746,716	88,643,886	292,624,125	42,288,297

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Annual Report	75

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		(loss) on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period

BOND FUND
Institutional Class:	3/31/19		$10.18	$0.32		$ 0.11	$ 0.43	$(0.32)	$ —	$(0.32)	$10.29
	3/31/18		10.30	0.31		(0.12)	0.19	(0.30)	(0.01)	(0.31)	10.18
	3/31/17		10.45	0.29		(0.05)	0.24	(0.29)	(0.10)	(0.39)	10.30
	3/31/16		10.65	0.28		(0.07)	0.21	(0.28)	(0.13)	(0.41)	10.45
	3/31/15		10.40	0.24		0.33	0.57	(0.24)	(0.08)	(0.32)	10.65
Advisor Class:	3/31/19		10.18	0.31		0.12	0.43	(0.31)	—	(0.31)	10.30
	3/31/18		10.30	0.30		(0.11)	0.19	(0.30)	(0.01)	(0.31)	10.18
	3/31/17		10.46	0.29		(0.06)	0.23	(0.29)	(0.10)	(0.39)	10.30
	3/31/16	‡	10.39	0.09		0.20	0.29	(0.09)	(0.13)	(0.22)	10.46
Premier Class:	3/31/19		10.18	0.31		0.12	0.43	(0.31)	—	(0.31)	10.30
	3/31/18		10.30	0.29		(0.11)	0.18	(0.29)	(0.01)	(0.30)	10.18
	3/31/17		10.46	0.27		(0.06)	0.21	(0.27)	(0.10)	(0.37)	10.30
	3/31/16		10.66	0.27		(0.07)	0.20	(0.27)	(0.13)	(0.40)	10.46
	3/31/15		10.41	0.23		0.33	0.56	(0.23)	(0.08)	(0.31)	10.66
Retirement Class:	3/31/19		10.36	0.30		0.12	0.42	(0.30)	—	(0.30)	10.48
	3/31/18		10.49	0.28		(0.12)	0.16	(0.28)	(0.01)	(0.29)	10.36
	3/31/17		10.64	0.27		(0.05)	0.22	(0.27)	(0.10)	(0.37)	10.49
	3/31/16		10.84	0.26		(0.07)	0.19	(0.26)	(0.13)	(0.39)	10.64
	3/31/15		10.59	0.22		0.33	0.55	(0.22)	(0.08)	(0.30)	10.84
Retail Class:	3/31/19		10.35	0.30		0.12	0.42	(0.30)	—	(0.30)	10.47
	3/31/18		10.48	0.28		(0.12)	0.16	(0.28)	(0.01)	(0.29)	10.35
	3/31/17		10.63	0.26		(0.05)	0.21	(0.26)	(0.10)	(0.36)	10.48
	3/31/16		10.83	0.26		(0.08)	0.18	(0.25)	(0.13)	(0.38)	10.63
	3/31/15		10.58	0.22		0.32	0.54	(0.21)	(0.08)	(0.29)	10.83
Class W:	3/31/19	††	10.00	0.18		0.29	0.47	(0.18)	—	(0.18)	10.29

BOND INDEX FUND
Institutional Class:	3/31/19		10.58	0.29		0.18	0.47	(0.29)	—	(0.29)	10.76
	3/31/18		10.75	0.26		(0.17)	0.09	(0.26)	(0.00)	(0.26)	10.58
	3/31/17		10.98	0.25		(0.23)	0.02	(0.25)	—	(0.25)	10.75
	3/31/16		11.03	0.25		(0.03)	0.22	(0.25)	(0.02)	(0.27)	10.98
	3/31/15		10.67	0.24		0.37	0.61	(0.24)	(0.01)	(0.25)	11.03
Advisor Class:	3/31/19		10.59	0.28		0.17	0.45	(0.28)	—	(0.28)	10.76
	3/31/18		10.76	0.25		(0.17)	0.08	(0.25)	(0.00)	(0.25)	10.59
	3/31/17		10.98	0.25		(0.22)	0.03	(0.25)	—	(0.25)	10.76
	3/31/16	‡	10.77	0.08		0.23	0.31	(0.08)	(0.02)	(0.10)	10.98
Premier Class:	3/31/19		10.58	0.27		0.18	0.45	(0.27)	—	(0.27)	10.76
	3/31/18		10.75	0.25		(0.17)	0.08	(0.25)	(0.00)	(0.25)	10.58
	3/31/17		10.98	0.23		(0.23)	0.00	(0.23)	—	(0.23)	10.75
	3/31/16		11.03	0.23		(0.03)	0.20	(0.23)	(0.02)	(0.25)	10.98
	3/31/15		10.67	0.22		0.37	0.59	(0.22)	(0.01)	(0.23)	11.03
Retirement Class:	3/31/19		10.59	0.26		0.18	0.44	(0.26)	—	(0.26)	10.77
	3/31/18		10.75	0.24		(0.16)	0.08	(0.24)	(0.00)	(0.24)	10.59
	3/31/17		10.98	0.22		(0.23)	(0.01)	(0.22)	—	(0.22)	10.75
	3/31/16		11.04	0.22		(0.04)	0.18	(0.22)	(0.02)	(0.24)	10.98
	3/31/15		10.68	0.21		0.37	0.58	(0.21)	(0.01)	(0.22)	11.04
Retail Class:	3/31/19		10.59	0.26		0.18	0.44	(0.26)	—	(0.26)	10.77
	3/31/18		10.75	0.23		(0.16)	0.07	(0.23)	(0.00)	(0.23)	10.59
	3/31/17		10.98	0.21		(0.23)	(0.02)	(0.21)	—	(0.21)	10.75
	3/31/16		11.04	0.21		(0.04)	0.17	(0.21)	(0.02)	(0.23)	10.98
	3/31/15		10.68	0.20		0.37	0.57	(0.20)	(0.01)	(0.21)	11.04
Class W:	3/31/19	††	10.43	0.16		0.32	0.48	(0.15)	—	(0.15)	10.76

76	2019 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

					Ratios and supplemental data
														Portfolio
	For the													turnover rate
	period				Net assets at		Ratios to average net assets						Portfolio	excluding
	or year				end of period		Gross		Net		Net investment		turnover	mortgage
	ended		Total return		(in thousands	)	expenses		expenses		income (loss)		rate	dollar rolls

BOND FUND
Institutional Class:	3/31/19		4.38%		$ 954,430		0.30%		0.30%		3.16%		138%	125%
	3/31/18		1.83		4,343,864		0.30		0.30		2.95		155	130
	3/31/17		2.29		3,777,813		0.31		0.31		2.75		277	179
	3/31/16		2.05		2,729,221		0.31		0.31		2.72		309	166
	3/31/15		5.59		2,501,853		0.31		0.31		2.32		328	162
Advisor Class:	3/31/19		4.37		933,420		0.44		0.44		3.15		138	125
	3/31/18		1.74		5,148		0.38		0.38		2.95		155	130
	3/31/17		2.28		210		0.33		0.33		2.74		277	179
	3/31/16	‡	2.71	[b]	102		0.53	[c]	0.46	[c]	2.78	[c]	309	166
Premier Class:	3/31/19		4.32		14,729		0.45		0.45		3.05		138	125
	3/31/18		1.67		25,584		0.45		0.45		2.79		155	130
	3/31/17		2.04		27,651		0.46		0.46		2.60		277	179
	3/31/16		1.89		30,009		0.46		0.46		2.59		309	166
	3/31/15		5.43		19,336		0.47		0.47		2.17		328	162
Retirement Class:	3/31/19		4.20		197,645		0.55		0.55		2.98		138	125
	3/31/18		1.49		213,497		0.55		0.55		2.69		155	130
	3/31/17		2.04		224,159		0.56		0.56		2.50		277	179
	3/31/16		1.80		234,458		0.56		0.56		2.45		309	166
	3/31/15		5.27		266,855		0.56		0.56		2.06		328	162
Retail Class:	3/31/19		4.16		92,455		0.60		0.60		2.93		138	125
	3/31/18		1.45		97,066		0.60		0.60		2.65		155	130
	3/31/17		1.99		90,587		0.61		0.61		2.45		277	179
	3/31/16		1.75		79,566		0.62		0.62		2.41		309	166
	3/31/15		5.21		78,781		0.62		0.62		2.01		328	162
Class W:	3/31/19	††	4.77	be	3,741,378		0.30	[c]	0.00	[c]	3.64	[c]	138	125

BOND INDEX FUND
Institutional Class:	3/31/19		4.55		6,445,380		0.11		0.11		2.75		20	20
	3/31/18		0.89		9,558,420		0.12		0.12		2.45		15	15
	3/31/17		0.15		7,372,654		0.12		0.12		2.27		14	14
	3/31/16		1.99		6,115,247		0.12		0.12		2.28		22	22
	3/31/15		5.73		5,727,975		0.12		0.12		2.18		20	20
Advisor Class:	3/31/19		4.33		1,139		0.22		0.22		2.74		20	20
	3/31/18		0.78		282		0.20		0.20		2.30		15	15
	3/31/17		0.22		4,636		0.18		0.18		2.36		14	14
	3/31/16	‡	2.84	[b]	102		0.34	[c]	0.27	[c]	2.23	[c]	22	22
Premier Class:	3/31/19		4.39		21,379		0.26		0.26		2.61		20	20
	3/31/18		0.74		33,640		0.27		0.27		2.30		15	15
	3/31/17		0.00		30,001		0.27		0.27		2.10		14	14
	3/31/16		1.84		52,687		0.27		0.27		2.13		22	22
	3/31/15		5.58		48,961		0.27		0.27		2.04		20	20
Retirement Class:	3/31/19		4.29		258,787		0.36		0.36		2.53		20	20
	3/31/18		0.73		179,875		0.37		0.37		2.20		15	15
	3/31/17		(0.10)		139,123		0.37		0.37		2.02		14	14
	3/31/16		1.64		120,858		0.37		0.37		2.03		22	22
	3/31/15		5.47		96,643		0.37		0.37		1.93		20	20
Retail Class:	3/31/19		4.20		21,544		0.44		0.44		2.43		20	20
	3/31/18		0.66		20,927		0.44		0.44		2.12		15	15
	3/31/17		(0.18)		21,467		0.44		0.44		1.94		14	14
	3/31/16		1.55		21,540		0.46		0.46		1.94		22	22
	3/31/15		5.38		18,307		0.45		0.45		1.85		20	20
Class W:	3/31/19	††	4.69	bf	4,605,482		0.11	[c]	0.00	[c]	2.97	[c]	20	20

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Annual Report	77

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		(loss) on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period

BOND PLUS FUND
Institutional Class:	3/31/19		$10.24	$0.35		$ 0.10	$ 0.45	$(0.34)	$ —	$(0.34)	$10.35
	3/31/18		10.36	0.33		(0.11)	0.22	(0.33)	(0.01)	(0.34)	10.24
	3/31/17		10.47	0.33		(0.02)	0.31	(0.32)	(0.10)	(0.42)	10.36
	3/31/16		10.75	0.32		(0.16)	0.16	(0.32)	(0.12)	(0.44)	10.47
	3/31/15		10.58	0.29		0.30	0.59	(0.29)	(0.13)	(0.42)	10.75
Advisor Class:	3/31/19		10.25	0.34		0.11	0.45	(0.34)	—	(0.34)	10.36
	3/31/18		10.37	0.32		(0.11)	0.21	(0.32)	(0.01)	(0.33)	10.25
	3/31/17		10.48	0.30		0.01	0.31	(0.32)	(0.10)	(0.42)	10.37
	3/31/16	‡	10.45	0.10		0.15	0.25	(0.10)	(0.12)	(0.22)	10.48
Premier Class:	3/31/19		10.24	0.33		0.11	0.44	(0.33)	—	(0.33)	10.35
	3/31/18		10.36	0.32		(0.12)	0.20	(0.31)	(0.01)	(0.32)	10.24
	3/31/17		10.47	0.31		(0.01)	0.30	(0.31)	(0.10)	(0.41)	10.36
	3/31/16		10.75	0.30		(0.16)	0.14	(0.30)	(0.12)	(0.42)	10.47
	3/31/15		10.58	0.27		0.30	0.57	(0.27)	(0.13)	(0.40)	10.75
Retirement Class:	3/31/19		10.26	0.32		0.11	0.43	(0.32)	—	(0.32)	10.37
	3/31/18		10.37	0.31		(0.11)	0.20	(0.30)	(0.01)	(0.31)	10.26
	3/31/17		10.49	0.30		(0.02)	0.28	(0.30)	(0.10)	(0.40)	10.37
	3/31/16		10.76	0.29		(0.15)	0.14	(0.29)	(0.12)	(0.41)	10.49
	3/31/15		10.59	0.26		0.30	0.56	(0.26)	(0.13)	(0.39)	10.76
Retail Class:	3/31/19		10.26	0.32		0.11	0.43	(0.31)	—	(0.31)	10.38
	3/31/18		10.38	0.30		(0.11)	0.19	(0.30)	(0.01)	(0.31)	10.26
	3/31/17		10.49	0.30		(0.02)	0.28	(0.29)	(0.10)	(0.39)	10.38
	3/31/16		10.77	0.29		(0.17)	0.12	(0.28)	(0.12)	(0.40)	10.49
	3/31/15		10.60	0.26		0.29	0.55	(0.25)	(0.13)	(0.38)	10.77
Class W:	3/31/19	††	10.07	0.19		0.29	0.48	(0.19)	—	(0.19)	10.36

5–15 YEAR LADDERED TAX-EXEMPT BOND FUND
Institutional Class:	3/31/19		10.26	0.27		0.30	0.57	(0.27)	(0.01)	(0.28)	10.55
	3/31/18		10.25	0.24		0.01	0.25	(0.24)	(0.00)[d]	(0.24)	10.26
	3/31/17		10.72	0.22		(0.29)	(0.07)	(0.23)	(0.17)	(0.40)	10.25
	3/31/16		10.82	0.22		0.06	0.28	(0.22)	(0.16)	(0.38)	10.72
	3/31/15		10.51	0.24		0.41	0.65	(0.23)	(0.11)	(0.34)	10.82
Advisor Class:	3/31/19		10.26	0.26		0.30	0.56	(0.26)	(0.01)	(0.27)	10.55
	3/31/18		10.25	0.24		0.01	0.25	(0.24)	(0.00)[d]	(0.24)	10.26
	3/31/17		10.72	0.23		(0.30)	(0.07)	(0.23)	(0.17)	(0.40)	10.25
	3/31/16	‡	10.75	0.07		0.13	0.20	(0.07)	(0.16)	(0.23)	10.72
Retail Class:	3/31/19		10.27	0.24		0.30	0.54	(0.24)	(0.01)	(0.25)	10.56
	3/31/18		10.26	0.21		0.01	0.22	(0.21)	(0.00)[d]	(0.21)	10.27
	3/31/17		10.73	0.20		(0.30)	(0.10)	(0.20)	(0.17)	(0.37)	10.26
	3/31/16		10.84	0.19		0.05	0.24	(0.19)	(0.16)	(0.35)	10.73
	3/31/15		10.52	0.20		0.43	0.63	(0.20)	(0.11)	(0.31)	10.84

GREEN BOND FUND
Institutional Class:	3/31/19	§	10.00	0.14		0.33	0.47	(0.14)	—	(0.14)	10.33
Advisor Class:	3/31/19	§	10.00	0.13		0.33	0.46	(0.13)	—	(0.13)	10.33
Premier Class:	3/31/19	§	10.00	0.13		0.33	0.46	(0.13)	—	(0.13)	10.33
Retirement Class:	3/31/19	§	10.00	0.13		0.33	0.46	(0.13)	—	(0.13)	10.33
Retail Class:	3/31/19	§	10.00	0.13		0.33	0.46	(0.13)	—	(0.13)	10.33

78	2019 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

continued

					Ratios and supplemental data
															Portfolio
	For the														turnover rate
	period				Net assets at		Ratios to average net assets						Portfolio		excluding
	or year				end of period		Gross		Net		Net investment		turnover		mortgage
	ended		Total return		(in thousands	)	expenses		expenses		income (loss)		rate		dollar rolls

BOND PLUS FUND
Institutional Class:	3/31/19		4.56%		$ 1,185,094		0.30%		0.30%		3.39%		106%		90%
	3/31/18		2.07		3,434,043		0.30		0.30		3.19		156		116
	3/31/17		3.02		2,921,905		0.31		0.31		3.12		246		154
	3/31/16		1.56		2,449,009		0.31		0.31		3.05		293		172
	3/31/15		5.66		2,522,232		0.32		0.32		2.71		285		133
Advisor Class:	3/31/19		4.51		35,007		0.35		0.35		3.39		106		90
	3/31/18		1.99		24,604		0.37		0.37		3.17		156		116
	3/31/17		2.98		1,658		0.40		0.40		2.98		246		154
	3/31/16	‡	2.46	[b]	102		0.53	[c]	0.46	[c]	3.06	[c]	293		172
Premier Class:	3/31/19		4.41		10,707		0.45		0.45		3.25		106		90
	3/31/18		1.92		22,115		0.46		0.46		3.02		156		116
	3/31/17		2.87		41,849		0.46		0.46		2.97		246		154
	3/31/16		1.41		26,983		0.46		0.46		2.92		293		172
	3/31/15		5.60		17,022		0.47		0.47		2.57		285		133
Retirement Class:	3/31/19		4.30		436,641		0.55		0.55		3.18		106		90
	3/31/18		1.92		426,965		0.55		0.55		2.94		156		116
	3/31/17		2.67		333,416		0.56		0.56		2.87		246		154
	3/31/16		1.41		198,216		0.56		0.56		2.80		293		172
	3/31/15		5.39		200,632		0.57		0.57		2.46		285		133
Retail Class:	3/31/19		4.33		256,549		0.62		0.62		3.11		106		90
	3/31/18		1.75		264,757		0.62		0.62		2.87		156		116
	3/31/17		2.69		263,847		0.63		0.63		2.80		246		154
	3/31/16		1.25		264,536		0.63		0.63		2.73		293		172
	3/31/15		5.31		270,579		0.64		0.64		2.39		285		133
Class W:	3/31/19	††	4.82	bg	2,370,116		0.31	[c]	0.00	[c]	3.84	[c]	106		90

5–15 YEAR LADDERED TAX-EXEMPT BOND FUND
Institutional Class:	3/31/19		5.64		5,091		0.35		0.31		2.71		43		43
	3/31/18		2.48		1,401		0.38		0.35		2.31		29		29
	3/31/17		(0.63)		2,418		0.37		0.35		2.04		59		59
	3/31/16		2.60		49,799		0.36		0.35		2.03		110		110
	3/31/15		6.27		43,616		0.35		0.35		2.19		155		155
Advisor Class:	3/31/19		5.58		228		0.41		0.38		2.58		43		43
	3/31/18		2.49		100		0.37		0.34		2.34		29		29
	3/31/17		(0.63)		99		0.38		0.36		2.15		59		59
	3/31/16	‡	1.85	[b]	101		0.58	[c]	0.50	[c]	2.00	[c]	110		110
Retail Class:	3/31/19		5.34		265,913		0.63		0.60		2.34		43		43
	3/31/18		2.20		266,695		0.65		0.62		2.06		29		29
	3/31/17		(0.90)		281,643		0.65		0.63		1.87		59		59
	3/31/16		2.22		296,355		0.63		0.63		1.75		110		110
	3/31/15		6.07		306,179		0.63		0.63		1.90		155		155

GREEN BOND FUND
Institutional Class:	3/31/19	§	4.71	[b]	21,751		2.99	[c]	0.45	[c]	3.68	[c]	31	[b]	31	[b]
Advisor Class:	3/31/19	§	4.66	[b]	1,033		3.37	[c]	0.60	[c]	3.53	[c]	31	[b]	31	[b]
Premier Class:	3/31/19	§	4.66	[b]	1,033		3.52	[c]	0.60	[c]	3.53	[c]	31	[b]	31	[b]
Retirement Class:	3/31/19	§	4.65	[b]	1,620		3.54	[c]	0.62	[c]	3.60	[c]	31	[b]	31	[b]
Retail Class:	3/31/19	§	4.62	[b]	1,403		3.92	[c]	0.71	[c]	3.50	[c]	31	[b]	31	[b]

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Annual Report	79

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss)	[a]	unrealized gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period

HIGH-YIELD FUND
Institutional Class:	3/31/19		$ 9.56	$ 0.56		$ 0.05	$ 0.61	$(0.56)	$ —	$(0.56)	$ 9.61
	3/31/18		9.80	0.51		(0.24)	0.27	(0.51)	—	(0.51)	9.56
	3/31/17		9.02	0.56		0.78	1.34	(0.56)	—	(0.56)	9.80
	3/31/16		9.94	0.55		(0.92)	(0.37)	(0.55)	—	(0.55)	9.02
	3/31/15		10.38	0.55		(0.32)	0.23	(0.55)	(0.12)	(0.67)	9.94
Advisor Class:	3/31/19		9.56	0.55		0.03	0.58	(0.54)	—	(0.54)	9.60
	3/31/18		9.80	0.49		(0.23)	0.26	(0.50)	—	(0.50)	9.56
	3/31/17		9.01	0.53		0.81	1.34	(0.55)	—	(0.55)	9.80
	3/31/16	‡	9.17	0.18		(0.16)	0.02	(0.18)	—	(0.18)	9.01
Premier Class:	3/31/19		9.57	0.54		0.05	0.59	(0.54)	—	(0.54)	9.62
	3/31/18		9.81	0.49		(0.24)	0.25	(0.49)	—	(0.49)	9.57
	3/31/17		9.02	0.54		0.79	1.33	(0.54)	—	(0.54)	9.81
	3/31/16		9.94	0.53		(0.91)	(0.38)	(0.54)	—	(0.54)	9.02
	3/31/15		10.39	0.54		(0.33)	0.21	(0.54)	(0.12)	(0.66)	9.94
Retirement Class:	3/31/19		9.57	0.53		0.04	0.57	(0.53)	—	(0.53)	9.61
	3/31/18		9.81	0.48		(0.24)	0.24	(0.48)	—	(0.48)	9.57
	3/31/17		9.02	0.53		0.79	1.32	(0.53)	—	(0.53)	9.81
	3/31/16		9.94	0.52		(0.91)	(0.39)	(0.53)	—	(0.53)	9.02
	3/31/15		10.38	0.52		(0.31)	0.21	(0.53)	(0.12)	(0.65)	9.94
Retail Class:	3/31/19		9.61	0.53		0.04	0.57	(0.53)	—	(0.53)	9.65
	3/31/18		9.85	0.48		(0.24)	0.24	(0.48)	—	(0.48)	9.61
	3/31/17		9.06	0.53		0.79	1.32	(0.53)	—	(0.53)	9.85
	3/31/16		9.98	0.52		(0.91)	(0.39)	(0.53)	—	(0.53)	9.06
	3/31/15		10.43	0.52		(0.32)	0.20	(0.53)	(0.12)	(0.65)	9.98
Class W:	3/31/19	††	9.66	0.30		(0.05)	0.25	(0.30)	—	(0.30)	9.61

INFLATION-LINKED BOND FUND
Institutional Class:	3/31/19		11.28	0.24		0.05	0.29	(0.28)	—	(0.28)	11.29
	3/31/18		11.48	0.23		(0.20)	0.03	(0.23)	—	(0.23)	11.28
	3/31/17		11.53	0.27		(0.14)	0.13	(0.18)	—	(0.18)	11.48
	3/31/16		11.52	0.16		(0.11)	0.05	(0.04)	—	(0.04)	11.53
	3/31/15		11.41	0.02		0.31	0.33	(0.21)	(0.01)	(0.22)	11.52
Advisor Class:	3/31/19		11.28	0.16		0.12	0.28	(0.27)	—	(0.27)	11.29
	3/31/18		11.48	0.21		(0.20)	0.01	(0.21)	—	(0.21)	11.28
	3/31/17		11.53	0.30		(0.18)	0.12	(0.17)	—	(0.17)	11.48
	3/31/16	‡	11.24	(0.04)		0.37	0.33	(0.04)	—	(0.04)	11.53
Premier Class:	3/31/19		11.25	0.21		0.06	0.27	(0.26)	—	(0.26)	11.26
	3/31/18		11.45	0.22		(0.21)	0.01	(0.21)	—	(0.21)	11.25
	3/31/17		11.50	0.25		(0.14)	0.11	(0.16)	—	(0.16)	11.45
	3/31/16		11.49	0.12		(0.09)	0.03	(0.02)	—	(0.02)	11.50
	3/31/15		11.39	0.01		0.30	0.31	(0.20)	(0.01)	(0.21)	11.49
Retirement Class:	3/31/19		11.36	0.17		0.09	0.26	(0.26)	—	(0.26)	11.36
	3/31/18		11.56	0.21		(0.21)	0.00	(0.20)	—	(0.20)	11.36
	3/31/17		11.61	0.24		(0.14)	0.10	(0.15)	—	(0.15)	11.56
	3/31/16		11.60	0.14		(0.11)	0.03	(0.02)	—	(0.02)	11.61
	3/31/15		11.50	0.04		0.27	0.31	(0.20)	(0.01)	(0.21)	11.60
Retail Class:	3/31/19		11.00	0.16		0.08	0.24	(0.25)	—	(0.25)	10.99
	3/31/18		11.20	0.19		(0.20)	(0.01)	(0.19)	—	(0.19)	11.00
	3/31/17		11.25	0.23		(0.14)	0.09	(0.14)	—	(0.14)	11.20
	3/31/16		11.24	0.14		(0.12)	0.02	(0.01)	—	(0.01)	11.25
	3/31/15		11.16	0.01		0.27	0.28	(0.19)	(0.01)	(0.20)	11.24
Class W:	3/31/19	††	11.13	0.02		0.26	0.28	(0.12)	—	(0.12)	11.29

80	2019 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

continued

					Ratios and supplemental data

	For the period				Net assets at	Ratios to average net assets						Portfolio
	or year ended		Total return		end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		turnover rate

HIGH-YIELD FUND
Institutional Class:	3/31/19		6.58%		$3,105,793	0.36%		0.36%		5.86%		45%
	3/31/18		2.72		2,844,390	0.36		0.36		5.19		40
	3/31/17		15.24		2,417,175	0.36		0.36		5.81		52
	3/31/16		(3.84)		2,253,957	0.36		0.36		5.86		50
	3/31/15		2.33		2,154,591	0.36		0.36		5.41		71
Advisor Class:	3/31/19		6.34		13,910	0.47		0.47		5.80		45
	3/31/18		2.62		5,199	0.46		0.46		5.03		40
	3/31/17		15.17		5,133	0.43		0.43		5.55		52
	3/31/16	‡	0.23	[b]	102	0.58	[c]	0.51	[c]	6.31	[c]	50
Premier Class:	3/31/19		6.41		32,528	0.51		0.51		5.54		45
	3/31/18		2.57		130,399	0.51		0.51		5.02		40
	3/31/17		15.06		144,573	0.51		0.51		5.64		52
	3/31/16		(3.87)		73,106	0.51		0.51		5.80		50
	3/31/15		2.08		33,545	0.51		0.51		5.26		71
Retirement Class:	3/31/19		6.20		385,205	0.61		0.61		5.60		45
	3/31/18		2.47		418,842	0.61		0.61		4.93		40
	3/31/17		14.95		361,397	0.61		0.61		5.55		52
	3/31/16		(3.97)		248,713	0.61		0.61		5.61		50
	3/31/15		2.08		245,574	0.61		0.61		5.10		71
Retail Class:	3/31/19		6.17		324,373	0.63		0.63		5.55		45
	3/31/18		2.47		623,780	0.62		0.62		4.91		40
	3/31/17		15.01		620,629	0.63		0.63		5.53		52
	3/31/16		(4.06)		441,569	0.63		0.63		5.55		50
	3/31/15		1.97		541,978	0.64		0.64		5.11		71
Class W:	3/31/19	††	2.69	bh	290,227	0.36	[c]	0.00	[c]	6.38	[c]	45

INFLATION-LINKED BOND FUND
Institutional Class:	3/31/19		2.67		1,634,250	0.26		0.26		2.12		21
	3/31/18		0.23		2,542,095	0.26		0.26		2.05		17
	3/31/17		1.12		2,163,413	0.26		0.26		2.31		28
	3/31/16		0.41		1,903,233	0.27		0.27		1.45		27
	3/31/15		2.92		1,713,985	0.26		0.26		0.16		17
Advisor Class:	3/31/19		2.52		300	0.36		0.36		1.47		21
	3/31/18		0.12		270	0.42		0.41		1.88		17
	3/31/17		1.08		225	0.28		0.28		2.62		28
	3/31/16	‡	2.90	[b]	103	0.48	[c]	0.42	[c]	(1.16)[c]		27
Premier Class:	3/31/19		2.44		3,490	0.41		0.41		1.86		21
	3/31/18		0.08		10,811	0.41		0.41		1.90		17
	3/31/17		0.97		11,361	0.41		0.41		2.20		28
	3/31/16		0.31		10,486	0.42		0.42		1.10		27
	3/31/15		2.76		7,545	0.42		0.42		0.08		17
Retirement Class:	3/31/19		2.31		222,321	0.51		0.51		1.50		21
	3/31/18		(0.03)		231,263	0.51		0.51		1.81		17
	3/31/17		0.84		235,188	0.57		0.55		2.07		28
	3/31/16		0.22		217,000	0.52		0.52		1.20		27
	3/31/15		2.67		166,302	0.51		0.51		0.32		17
Retail Class:	3/31/19		2.32		101,245	0.58		0.58		1.46		21
	3/31/18		(0.14)		110,279	0.59		0.59		1.70		17
	3/31/17		0.83		121,954	0.58		0.58		2.03		28
	3/31/16		0.18		125,137	0.58		0.58		1.27		27
	3/31/15		2.55		138,801	0.57		0.57		0.08		17
Class W:	3/31/19	††	2.56	bi	1,132,698	0.26	[c]	0.00	[c]	0.31	[c]	21

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Annual Report	81

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss)	[a]	unrealized gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period

SHORT DURATION IMPACT BOND FUND
Institutional Class:	3/31/19	§	$10.00	$0.12		$ 0.08	$ 0.20	$(0.12)	$ —	$(0.12)	$10.08
Advisor Class:	3/31/19	§	10.00	0.11		0.08	0.19	(0.11)	—	(0.11)	10.08
Premier Class:	3/31/19	§	10.00	0.11		0.08	0.19	(0.11)	—	(0.11)	10.08
Retirement Class:	3/31/19	§	10.00	0.11		0.08	0.19	(0.11)	—	(0.11)	10.08
Retail Class:	3/31/19	§	10.00	0.11		0.08	0.19	(0.11)	—	(0.11)	10.08

SHORT-TERM BOND FUND
Institutional Class:	3/31/19		10.25	0.26		0.04	0.30	(0.26)	—	(0.26)	10.29
	3/31/18		10.34	0.20		(0.08)	0.12	(0.20)	(0.01)	(0.21)	10.25
	3/31/17		10.34	0.19		—	0.19	(0.19)	(0.00)[d]	(0.19)	10.34
	3/31/16		10.39	0.17		(0.05)	0.12	(0.17)	(0.00)[d]	(0.17)	10.34
	3/31/15		10.41	0.13		(0.01)	0.12	(0.13)	(0.01)	(0.14)	10.39
Advisor Class:	3/31/19		10.24	0.27		0.03	0.30	(0.25)	—	(0.25)	10.29
	3/31/18		10.34	0.20		(0.09)	0.11	(0.20)	(0.01)	(0.21)	10.24
	3/31/17		10.33	0.19		0.01	0.20	(0.19)	(0.00)[d]	(0.19)	10.34
	3/31/16	‡	10.31	0.05		0.02	0.07	(0.05)	(0.00)[d]	(0.05)	10.33
Premier Class:	3/31/19		10.26	0.25		0.04	0.29	(0.25)	—	(0.25)	10.30
	3/31/18		10.35	0.18		(0.07)	0.11	(0.19)	(0.01)	(0.20)	10.26
	3/31/17		10.35	0.17		—	0.17	(0.17)	(0.00)[d]	(0.17)	10.35
	3/31/16		10.40	0.16		(0.05)	0.11	(0.16)	(0.00)[d]	(0.16)	10.35
	3/31/15		10.42	0.12		(0.01)	0.11	(0.12)	(0.01)	(0.13)	10.40
Retirement Class:	3/31/19		10.26	0.24		0.04	0.28	(0.24)	—	(0.24)	10.30
	3/31/18		10.35	0.17		(0.07)	0.10	(0.18)	(0.01)	(0.19)	10.26
	3/31/17		10.35	0.16		—	0.16	(0.16)	(0.00)[d]	(0.16)	10.35
	3/31/16		10.40	0.15		(0.05)	0.10	(0.15)	(0.00)[d]	(0.15)	10.35
	3/31/15		10.42	0.11		(0.01)	0.10	(0.11)	(0.01)	(0.12)	10.40
Retail Class:	3/31/19		10.26	0.23		0.04	0.27	(0.23)	—	(0.23)	10.30
	3/31/18		10.35	0.17		(0.08)	0.09	(0.17)	(0.01)	(0.18)	10.26
	3/31/17		10.34	0.16		0.01	0.17	(0.16)	(0.00)[d]	(0.16)	10.35
	3/31/16		10.40	0.14		(0.06)	0.08	(0.14)	(0.00)[d]	(0.14)	10.34
	3/31/15		10.42	0.10		(0.01)	0.09	(0.10)	(0.01)	(0.11)	10.40
Class W:	3/31/19	††	10.20	0.15		0.09	0.24	(0.15)	—	(0.15)	10.29

SHORT-TERM BOND INDEX FUND
Institutional Class:	3/31/19		9.84	0.20		0.08	0.28	(0.21)	—	(0.21)	9.91
	3/31/18		9.97	0.14		(0.13)	0.01	(0.14)	—	(0.14)	9.84
	3/31/17		10.03	0.10		(0.06)	0.04	(0.10)	—	(0.10)	9.97
	3/31/16	^	10.00	0.05		0.03	0.08	(0.05)	(0.00)[d]	(0.05)	10.03
Advisor Class:	3/31/19		9.84	0.20		0.07	0.27	(0.20)	—	(0.20)	9.91
	3/31/18		9.97	0.13		(0.13)	0.00	(0.13)	—	(0.13)	9.84
	3/31/17		10.03	0.10		(0.06)	0.04	(0.10)	—	(0.10)	9.97
	3/31/16	‡	9.97	0.02		0.06	0.08	(0.02)	(0.00)[d]	(0.02)	10.03
Premier Class:	3/31/19		9.83	0.20		0.07	0.27	(0.20)	—	(0.20)	9.90
	3/31/18		9.97	0.13		(0.14)	(0.01)	(0.13)	—	(0.13)	9.83
	3/31/17		10.03	0.09		(0.06)	0.03	(0.09)	—	(0.09)	9.97
	3/31/16	^	10.00	0.04		0.03	0.07	(0.04)	(0.00)[d]	(0.04)	10.03
Retirement Class:	3/31/19		9.84	0.19		0.07	0.26	(0.19)	—	(0.19)	9.91
	3/31/18		9.97	0.12		(0.13)	(0.01)	(0.12)	—	(0.12)	9.84
	3/31/17		10.03	0.08		(0.06)	0.02	(0.08)	—	(0.08)	9.97
	3/31/16	^	10.00	0.04		0.03	0.07	(0.04)	(0.00)[d]	(0.04)	10.03
Retail Class:	3/31/19		9.84	0.18		0.07	0.25	(0.18)	—	(0.18)	9.91
	3/31/18		9.97	0.11		(0.13)	(0.02)	(0.11)	—	(0.11)	9.84
	3/31/17		10.03	0.07		(0.06)	0.01	(0.07)	—	(0.07)	9.97
	3/31/16	^	10.00	0.03		0.03	0.06	(0.03)	(0.00)[d]	(0.03)	10.03
Class W:	3/31/19	††	9.80	0.12		0.11	0.23	(0.12)	—	(0.12)	9.91

82	2019 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

continued

					Ratios and supplemental data

	For the period				Net assets at	Ratios to average net assets						Portfolio
	or year ended		Total return		end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		turnover rate

SHORT DURATION IMPACT BOND FUND
Institutional Class:	3/31/19	§	1.99%[b]		$22,599	2.89%[c]		0.35%[c]		3.17%[c]		39%[b]
Advisor Class:	3/31/19	§	1.93	[b]	1,008	3.27	[c]	0.50	[c]	3.01	[c]	39	[b]
Premier Class:	3/31/19	§	1.93	[b]	1,008	3.42	[c]	0.50	[c]	3.01	[c]	39	[b]
Retirement Class:	3/31/19	§	1.90	[b]	1,095	3.50	[c]	0.60	[c]	2.91	[c]	39	[b]
Retail Class:	3/31/19	§	1.87	[b]	1,118	3.85	[c]	0.68	[c]	2.84	[c]	39	[b]

SHORT-TERM BOND FUND
Institutional Class:	3/31/19		2.99		902,950	0.27		0.27		2.52		118
	3/31/18		1.14		1,462,512	0.27		0.27		1.95		77
	3/31/17		1.84		1,606,917	0.27		0.27		1.81		103
	3/31/16		1.18		1,282,105	0.27		0.27		1.66		93
	3/31/15		1.18		1,170,805	0.27		0.27		1.28		114
Advisor Class:	3/31/19		3.00		7,875	0.40		0.40		2.72		118
	3/31/18		1.02		286	0.29		0.29		1.98		77
	3/31/17		1.94		100	0.28		0.28		1.81		103
	3/31/16	‡	0.72	[b]	100	0.50	[c]	0.43	[c]	1.62	[c]	93
Premier Class:	3/31/19		2.83		8,522	0.42		0.42		2.39		118
	3/31/18		0.99		11,705	0.42		0.42		1.78		77
	3/31/17		1.69		14,966	0.42		0.42		1.66		103
	3/31/16		1.03		11,709	0.42		0.42		1.51		93
	3/31/15		1.02		10,103	0.42		0.42		1.13		114
Retirement Class:	3/31/19		2.73		110,523	0.52		0.52		2.31		118
	3/31/18		0.89		100,591	0.52		0.52		1.69		77
	3/31/17		1.59		107,016	0.52		0.52		1.57		103
	3/31/16		0.93		97,057	0.52		0.52		1.41		93
	3/31/15		0.92		100,515	0.52		0.52		1.04		114
Retail Class:	3/31/19		2.67		111,808	0.58		0.58		2.24		118
	3/31/18		0.84		126,010	0.57		0.57		1.65		77
	3/31/17		1.62		130,393	0.58		0.58		1.50		103
	3/31/16		0.78		138,591	0.58		0.58		1.35		93
	3/31/15		0.87		152,100	0.58		0.58		0.98		114
Class W:	3/31/19	††	2.38	bj	843,472	0.27	[c]	0.00	[c]	2.96	[c]	118

SHORT-TERM BOND INDEX FUND
Institutional Class:	3/31/19		2.92		43,990	0.15		0.06		2.05		61
	3/31/18		0.11		328,156	0.18		0.08		1.45		57
	3/31/17		0.44		165,909	0.25		0.12		1.05		61
	3/31/16^		0.85	[b]	106,153	0.45	[c]	0.12	[c]	0.85	[c]	53	[b]
Advisor Class:	3/31/19		2.78		868	0.29		0.23		2.08		61
	3/31/18		(0.03)		496	0.38		0.22		1.32		57
	3/31/17		0.44		171	0.25		0.12		1.05		61
	3/31/16	‡	0.85	[b]	101	0.67	[c]	0.27	[c]	0.77	[c]	53	[b]
Premier Class:	3/31/19		2.77		636	0.31		0.24		2.02		61
	3/31/18		(0.14)		643	0.34		0.23		1.28		57
	3/31/17		0.28		362	0.41		0.27		0.85		61
	3/31/16	^	0.75	[b]	1,003	0.84	[c]	0.27	[c]	0.69	[c]	53	[b]
Retirement Class:	3/31/19		2.66		52,082	0.40		0.34		1.96		61
	3/31/18		(0.14)		26,749	0.43		0.33		1.22		57
	3/31/17		0.19		10,687	0.50		0.37		0.80		61
	3/31/16	^	0.69	[b]	4,975	0.80	[c]	0.37	[c]	0.63	[c]	53	[b]
Retail Class:	3/31/19		2.56		2,652	0.58		0.44		1.84		61
	3/31/18		(0.24)		1,990	0.64		0.44		1.06		57
	3/31/17		0.13		1,935	0.55		0.42		0.73		61
	3/31/16	^	0.62	[b]	1,742	1.02	[c]	0.47	[c]	0.50	[c]	53	[b]
Class W:	3/31/19	††	2.36	bk	395,924	0.14	[c]	0.00	[c]	2.46	[c]	61

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Annual Report	83

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		(loss) on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period

SOCIAL CHOICE BOND FUND
Institutional Class:	3/31/19		$10.14	$0.30		$ 0.14	$0.44	$(0.30)	$ —	$(0.30)	$10.28
	3/31/18		10.18	0.27		(0.05)	0.22	(0.26)	—	(0.26)	10.14
	3/31/17		10.32	0.24		(0.06)	0.18	(0.25)	(0.07)	(0.32)	10.18
	3/31/16		10.45	0.26		(0.09)	0.17	(0.26)	(0.04)	(0.30)	10.32
	3/31/15		9.98	0.21		0.60	0.81	(0.21)	(0.13)	(0.34)	10.45
Advisor Class:	3/31/19		10.15	0.30		0.14	0.44	(0.30)	—	(0.30)	10.29
	3/31/18		10.19	0.26		(0.05)	0.21	(0.25)	—	(0.25)	10.15
	3/31/17		10.32	0.21		(0.03)	0.18	(0.24)	(0.07)	(0.31)	10.19
	3/31/16	‡	10.20	0.08		0.16	0.24	(0.08)	(0.04)	(0.12)	10.32
Premier Class:	3/31/19		10.15	0.28		0.14	0.42	(0.28)	—	(0.28)	10.29
	3/31/18		10.19	0.25		(0.05)	0.20	(0.24)	—	(0.24)	10.15
	3/31/17		10.31	0.23		(0.04)	0.19	(0.24)	(0.07)	(0.31)	10.19
	3/31/16		10.45	0.25		(0.11)	0.14	(0.24)	(0.04)	(0.28)	10.31
	3/31/15		9.98	0.20		0.60	0.80	(0.20)	(0.13)	(0.33)	10.45
Retirement Class:	3/31/19		10.14	0.28		0.15	0.43	(0.28)	—	(0.28)	10.29
	3/31/18		10.19	0.24		(0.06)	0.18	(0.23)	—	(0.23)	10.14
	3/31/17		10.32	0.22		(0.05)	0.17	(0.23)	(0.07)	(0.30)	10.19
	3/31/16		10.45	0.23		(0.09)	0.14	(0.23)	(0.04)	(0.27)	10.32
	3/31/15		9.98	0.19		0.60	0.79	(0.19)	(0.13)	(0.32)	10.45
Retail Class:	3/31/19		10.14	0.27		0.14	0.41	(0.27)	—	(0.27)	10.28
	3/31/18		10.18	0.24		(0.05)	0.19	(0.23)	—	(0.23)	10.14
	3/31/17		10.31	0.22		(0.06)	0.16	(0.22)	(0.07)	(0.29)	10.18
	3/31/16		10.45	0.23		(0.10)	0.13	(0.23)	(0.04)	(0.27)	10.31
	3/31/15		9.98	0.19		0.59	0.78	(0.18)	(0.13)	(0.31)	10.45

84	2019 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

continued

					Ratios and supplemental data
														Portfolio
	For the													turnover rate
	period				Net assets at		Ratios to average net assets						Portfolio	excluding
	or year				end of period		Gross		Net		Net investment		turnover	mortgage
	ended		Total return		(in thousands	)	expenses		expenses		income (loss)		rate	dollar rolls

SOCIAL CHOICE BOND FUND
Institutional Class:	3/31/19		4.47%		$1,961,314		0.37%		0.37%		3.02%		90%	82%
	3/31/18		2.14		1,203,023		0.39		0.39		2.61		112	89
	3/31/17		1.73		618,298		0.40		0.40		2.36		182	115
	3/31/16		1.64		377,577		0.41		0.40		2.50		107	107
	3/31/15		8.19		276,997		0.45		0.40		2.08		459	459
Advisor Class:	3/31/19		4.39		554,143		0.44		0.44		2.97		90	82
	3/31/18		2.09		239,374		0.44		0.44		2.55		112	89
	3/31/17		1.68		113,376		0.53		0.52		2.13		182	115
	3/31/16	‡	2.40	[b]	102		0.63	[c]	0.55	[c]	2.53	[c]	107	107
Premier Class:	3/31/19		4.28		36,827		0.55		0.55		2.84		90	82
	3/31/18		1.99		30,079		0.54		0.54		2.44		112	89
	3/31/17		1.78		17,334		0.55		0.55		2.24		182	115
	3/31/16		1.39		29,475		0.56		0.55		2.43		107	107
	3/31/15		8.03		5,359		0.61		0.55		1.93		459	459
Retirement Class:	3/31/19		4.31		467,437		0.62		0.62		2.77		90	82
	3/31/18		1.79		364,848		0.64		0.64		2.34		112	89
	3/31/17		1.58		263,594		0.65		0.65		2.12		182	115
	3/31/16		1.39		223,415		0.66		0.65		2.28		107	107
	3/31/15		7.93		100,119		0.70		0.65		1.87		459	459
Retail Class:	3/31/19		4.18		172,447		0.65		0.65		2.72		90	82
	3/31/18		1.88		176,995		0.65		0.65		2.33		112	89
	3/31/17		1.56		107,219		0.67		0.67		2.10		182	115
	3/31/16		1.26		72,933		0.69		0.68		2.23		107	107
	3/31/15		7.99		46,434		0.73		0.68		1.83		459	459

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Annual Report	85

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain		Less distributions from		Total	Net asset
	period		value,	investment		unrealized gain	(loss) from		Net	Net	dividends	value,
	or year		beginning	income		(loss) on total	investment		investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations		income	gains	distributions	period

MONEY MARKET FUND
Institutional Class:	3/31/19		$ 1.00	$ 0.02		$ —	$0.02		$(0.02)	$ —	$(0.02)	$ 1.00
	3/31/18		1.00	0.01		—	0.01		(0.01)	—	(0.01)	1.00
	3/31/17		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—	(0.00)[d]	1.00
	3/31/16		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—	(0.00)[d]	1.00
	3/31/15		1.00	—		—	—		—	—	—	1.00
Advisor Class:	3/31/19		1.00	0.02		—	0.02		(0.02)	—	(0.02)	1.00
	3/31/18		1.00	0.01		—	0.01		(0.01)	—	(0.01)	1.00
	3/31/17		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—	(0.00)[d]	1.00
	3/31/16	‡	1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—	(0.00)[d]	1.00
Premier Class:	3/31/19		1.00	0.02		—	0.02		(0.02)	—	(0.02)	1.00
	3/31/18		1.00	0.01		—	0.01		(0.01)	—	(0.01)	1.00
	3/31/17		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—	(0.00)[d]	1.00
	3/31/16		1.00	—		—	—		—	—	—	1.00
	3/31/15		1.00	—		—	—		—	—	—	1.00
Retirement Class:	3/31/19		1.00	0.02		—	0.02		(0.02)	—	(0.02)	1.00
	3/31/18		1.00	0.01		—	0.01		(0.01)	—	(0.01)	1.00
	3/31/17		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—	(0.00)[d]	1.00
	3/31/16		1.00	—		—	—		—	—	—	1.00
	3/31/15		1.00	—		—	—		—	—	—	1.00
Retail Class:	3/31/19		1.00	0.02		—	0.02		(0.02)	—	(0.02)	1.00
	3/31/18		1.00	0.01		—	0.01		(0.01)	—	(0.01)	1.00
	3/31/17		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—	(0.00)[d]	1.00
	3/31/16		1.00	—		—	—		—	—	—	1.00
	3/31/15		1.00	—		—	—		—	—	—	1.00

^	The Fund commenced operations on August 7, 2015.
§	The Fund commenced operations on November 16, 2018.
‡	The Advisor Class commenced operations on December 4, 2015.
††	Class W commenced operations on September 28, 2018.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The annual performance for Class W, including performance based on the Fund’s Institutional Class prior to inception of Class W, was 4.52%.
[f]	The annual performance for Class W, including performance based on the Fund’s Institutional Class prior to inception of Class W, was 4.59%.
[g]	The annual performance for Class W, including performance based on the Fund’s Institutional Class prior to inception of Class W, was 4.80%.
[h]	The annual performance for Class W, including performance based on the Fund’s Institutional Class prior to inception of Class W, was 6.73%.
[i]	The annual performance for Class W, including performance based on the Fund’s Institutional Class prior to inception of Class W, was 2.74%.
[j]	The annual performance for Class W, including performance based on the Fund’s Institutional Class prior to inception of Class W, was 3.11%.
[k]	The annual performance for Class W, including performance based on the Fund’s Institutional Class prior to inception of Class W, was 2.97%.

86	2019 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

concluded

					Ratios and supplemental data
	For the
	period				Net assets at		Ratios to average net assets						Portfolio
	or year				end of period		Gross		Net		Net investment		turnover
	ended		Total return		(in thousands	)	expenses		expenses		income (loss	)	rate

MONEY MARKET FUND
Institutional Class:	3/31/19		1.98%		$ 704,326		0.14%		0.14%		1.99%		—%
	3/31/18		0.96		487,762		0.15		0.15		0.95		—
	3/31/17		0.34		458,837		0.14		0.14		0.35		—
	3/31/16		0.09		339,325		0.14		0.14		0.09		—
	3/31/15		0.00		316,667		0.14		0.12		0.00		—
Advisor Class:	3/31/19		1.94		1,426		0.23		0.23		2.14		—
	3/31/18		1.04		100		0.06		0.06		1.03		—
	3/31/17		0.29		100		0.19		0.19		0.29		—
	3/31/16	‡	0.02	[b]	100		0.36	[c]	0.29	[c]	0.08	[c]	—
Premier Class:	3/31/19		1.83		28,209		0.29		0.28		1.82		—
	3/31/18		0.80		44,548		0.29		0.29		0.82		—
	3/31/17		0.19		32,044		0.29		0.29		0.19		—
	3/31/16		0.00		25,222		0.29		0.24		0.00		—
	3/31/15		0.00		4,247		0.29		0.12		0.00		—
Retirement Class:	3/31/19		1.83		210,963		0.39		0.29		1.86		—
	3/31/18		0.70		126,187		0.40		0.40		0.71		—
	3/31/17		0.09		109,765		0.39		0.39		0.09		—
	3/31/16		0.00		94,131		0.39		0.23		0.00		—
	3/31/15		0.00		88,424		0.39		0.12		0.00		—
Retail Class:	3/31/19		1.66		309,452		0.48		0.45		1.65		—
	3/31/18		0.62		303,155		0.48		0.48		0.61		—
	3/31/17		0.03		318,718		0.49		0.45		0.03		—
	3/31/16		0.00		344,809		0.48		0.22		0.00		—
	3/31/15		0.00		365,853		0.48		0.12		0.00		—

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Annual Report	87

Notes to financial statements

TIAA-CREF Funds

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report: Bond Fund, Bond Index Fund, Bond Plus Fund, 5-15 Year Laddered Tax-Exempt Bond Fund, Green Bond Fund, High-Yield Fund, Inflation-Linked Bond Fund, Short Duration Impact Bond Fund, Short-Term Bond Fund, Short-Term Bond Index Fund, Social Choice Bond Fund, and the Money Market Fund (collectively the “Funds” or individually, the “Fund”). The Green Bond Fund and Short Duration Impact Bond Fund commenced operations on November 16, 2018.

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to six share classes, although any one Fund may not necessarily offer all six classes. The Funds may offer Institutional Class, Advisor Class, Premier Class, Retirement Class, Retail Class and Class W shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. Class W was made available for sale by certain Funds on September 28, 2018 pursuant to an amendment to the Trust’s registration statement filed with the Commission.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

88	2019 Annual Report ■ TIAA-CREF Funds: Fixed Income Funds

For the period ended March 31, 2019, permanent book and tax differences resulting primarily from fund distribution reclasses and nondeductible 12b-1 fees were identified and reclassified among the components of the Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statements of Operations, and net assets were not affected by these reclassifications.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New accounting pronouncement: In August 2018, FASB issued ASU 2018-13, Fair Value Measurement: Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. ASU 2018-13 removes or modifies certain disclosures required for fair value measurements. This guidance is effective for fiscal years beginning after December 15, 2019. Management has early implemented this accounting pronouncement as of December 31, 2018. This implementation did not have a material impact on the Funds’ financial statements and various filings. Refer to Note 2 for further details.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes Investment Company reporting by requiring the filing of new Forms N-CEN and N-PORT, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and various filings. The requirements of this final rule in relation to Form N-CEN must be complied with by June 1, 2018. In December 2017, the Commission issued Temporary Final Rule Release No. 33-10442, which delayed the filing requirements related to Form N-PORT from June 1, 2018 to April 2019, but still requires the Funds to maintain the data that would have been filed on Form N-PORT during the deferral period. Form N-CEN and the data requirements of Form N-PORT were implemented on June 1, 2018 and did not have an impact on net assets or results of operations.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule, in relation to the establishment of the liquidity risk management program and the 15% illiquid investment limit, were implemented by the December 1, 2018 compliance date. This portion of the implementation did not have a material impact on the Funds’ financial statements and various filings. In February 2018, the Commission issued Release No. IC-33142, which delayed certain compliance requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs from December 1, 2018 to June 1, 2019. Management is currently assessing the impact of these provisions on the Funds’ financial statements and various filings.

In August 2018, the Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This final rule amends certain disclosure requirements that have become redundant or outdated in light of other Commission disclosure requirements, U.S. GAAP or changes in the information environment. This rule eliminates the requirements for funds to present the components of distributable earnings on the balance sheet and parenthetically on the statement of changes in net assets. This final rule was effective for filings after November 5, 2018. Management has implemented the above changes for the current reporting period. In addition, certain amounts within each Fund’s Statement of changes in net assets for the prior fiscal period have been modified to conform to the current year’s presentation of distributable earnings. This change did not impact the total amount of distributable earnings from the prior period.

The Funds’ distributions from the prior fiscal period were paid from net investment income unless indicated in the following table:

	Bond Fund	Bond Index Fund	Bond Plus Fund	5–15 Year Laddered Tax-Exempt Bond Fund	Short-Term Bond Fund
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Institutional Class	$(118,973,270)	$(206,392,668)	$(102,039,899)	$(44,321)	$(28,585,529)
Advisor Class	(61,002)	(77,448)	(296,615)	(2,365)	(3,364)
Premier Class	(759,431)	(736,937)	(930,272)	—	(238,215)
Retirement Class	(5,900,848)	(3,368,099)	(11,621,999)	—	(1,743,409)
Retail Class	(2,529,396)	(460,182)	(7,641,370)	(5,688,986)	(2,126,888)
From realized gains:
Institutional Class	(2,324,125)	(3,036,453)	(1,868,865)	(187)	(771,274)
Advisor Class	(1,915)	(252)	(8,144)	(12)	(106)
Premier Class	(15,191)	(10,774)	(13,295)	—	(6,908)
Retirement Class	(119,754)	(54,336)	(231,075)	—	(50,154)
Retail Class	(52,767)	(7,538)	(147,856)	(34,259)	(71,062)
Total distributions	$(130,737,699)	$(214,144,687)	$(124,799,390)	$(5,770,130)	$(33,596,909)

TIAA-CREF Funds: Fixed Income Funds ■ 2019 Annual Report	89

Notes to financial statements

For the prior fiscal period, the following Undistributed net investment income (loss) included in net assets were disclosed:

	Bond Fund	Bond Index Fund	Bond Plus Fund	5–15 Year Laddered Tax-Exempt Bond Fund	High-Yield Fund	Inflation- Linked Bond Fund	Short-Term Bond Fund	Short-Term Bond Index Fund	Social Choice Bond Fund	Money Market Fund
Undistributed net investment income (loss) included in net assets	$(3,400,242)	$(378,158)	$(3,732,862)	$11,538	$(310,951)	$16,717,188	$(941,382)	$(123)	$60,792	$(16,476)

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized as Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

The Money Market Fund: The Money Market Fund’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized as Level 1 of the fair value hierarchy.

Credit default swap contracts: Credit default swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Credit default swaps are generally categorized as Level 2 in the fair value hierarchy.

Cross currency swap contracts: Cross currency swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Cross currency swaps are generally categorized as Level 2 in the fair value hierarchy.

Unfunded loan commitment: Unfunded loan commitments are marked-to-market daily based upon a price supplied by a pricing service. Unfunded loan commitments are generally categorized as Level 2 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

As of March 31, 2019, 100% of the value of investments in the 5–15 Year Laddered Tax Exempt Bond Fund, Green Bond Fund, Short-Term Bond Index, and Money Market Fund were valued based on Level 2 inputs.

90	2019 Annual Report ■ TIAA-CREF Funds: Fixed Income Funds

continued

The following table summarizes the market value of the Funds’ investments as of March 31, 2019, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Bond
Bank loan obligations	$—	$121,441,872	$—	$121,441,872
Corporate bonds	—	1,946,680,842	355,420	1,947,036,262
Government bonds	—	2,521,088,421	100,625	2,521,189,046
Structured assets	—	1,214,476,028	923,401	1,215,399,429
Common stocks	274,687	—	—	274,687
Short-term investments	—	218,263,505	—	218,263,505
Credit default swap contracts**	—	(1,089,583)	—	(1,089,583)
Unfunded loan commitment***	—	(1,407)	—	(1,407)
Total	$274,687	$6,020,859,678	$1,379,446	$6,022,513,811
Bond Index
Corporate bonds	$—	$2,837,941,100	$—	$2,837,941,100
Government bonds	—	8,161,752,203	—	8,161,752,203
Structured assets	—	284,721,934	68,310	284,790,244
Short-term investments	—	137,758,833	—	137,758,833
Total	$—	$11,422,174,070	$68,310	$11,422,242,380
Bond Plus
Bank loan obligations	$—	$97,648,770	$—	$97,648,770
Corporate bonds	—	1,332,031,277	3,756,765	1,335,788,042
Government bonds	—	1,842,973,223	215,625	1,843,188,848
Structured assets	—	786,431,674	2,773,926	789,205,600
Common stocks	2,726,446	—	—	2,726,446
Rights / Warrants	324,814	—	—	324,814
Short-term investments	—	232,024,387	—	232,024,387
Credit default swap contracts**	—	(1,015,565)	—	(1,015,565)
Cross currency swap contracts**	—	130,527	—	130,527
Total	$3,051,260	$4,290,224,293	$6,746,316	$4,300,021,869
High-Yield
Bank loan obligations	$—	$295,745,314	$—	$295,745,314
Corporate bonds	—	3,605,661,236	35,736,417	3,641,397,653
Common stocks	48,387,582	—	—	48,387,582
Rights / Warrants	2,174,181	—	—	2,174,181
Short-term investments	—	200,004,026	—	200,004,026
Unfunded loan commitment***	—	(2,785)	—	(2,785)
Total	$50,561,763	$4,101,407,791	$35,736,417	$4,187,705,971
Inflation-Linked Bond
Government bonds	$—	$3,072,726,575	$—	$3,072,726,575
Short-term investments	—	550,000	—	550,000
Futures contracts**	(465,471)	—	—	(465,471)
Total	$(465,471)	$3,073,276,575	$—	$3,072,811,104
Short Duration Impact Bond
Bank loan obligations	$—	$1,097,394	$—	$1,097,394
Corporate bonds	—	11,850,651	—	11,850,651
Government bonds	—	6,616,167	508,300	7,124,467
Structured assets	—	6,637,357	—	6,637,357
Short-term investments	—	190,000	—	190,000
Total	$—	$26,391,569	$508,300	$26,899,869
Short-Term Bond
Bank loan obligations	$—	$49,703,645	$—	$49,703,645
Corporate bonds	—	506,399,481	—	506,399,481
Government bonds	—	724,288,190	—	724,288,190
Structured assets	—	607,642,298	1	607,642,299
Short-term investments	—	65,706,867	—	65,706,867
Futures contracts**	(1,122,776)	—	—	(1,122,776)
Total	$(1,122,776)	$1,953,740,481	$1	$1,952,617,706
Social Choice Bond
Bank loan obligations	$—	$22,338,878	$1,507,719	$23,846,597
Corporate bonds	—	1,233,681,319	—	1,233,681,319
Government bonds	—	1,420,874,922	26,780,955	1,447,655,877
Structured assets	—	380,419,129	2,703,194	383,122,323
Preferred stocks	257,078	—	—	257,078
Short-term investments	—	137,999,369	—	137,999,369
Total	$257,078	$3,195,313,617	$30,991,868	$3,226,562,563

**	Derivative instruments are not reflected in the market value of portfolio investments.
***	Unfunded loan commitments are not reflected in the market value of portfolio investments.

TIAA-CREF Funds: Fixed Income Funds ■ 2019 Annual Report	91

Notes to financial statements

The following table is a reconciliation of the Funds’ investments in which significant unobservable inputs (Level 3) were used in determining value:

Short Duration Impact Bond Fund
Balance as of inception date	$—
Purchases	505,395
Sales	—
Gains (losses)	—
Change in unrealized appreciation (depreciation)	2,905
Transfers out of Level 3	—
Transfers into Level 3	—
Balance as of March 31, 2019	$508,300

The following table summarizes the significant unobservable inputs used to value Level 3 investments in the Funds as of March 31, 2019:

Fund	Fair value as of March 31, 2019	Valuation technique	Unobservable input
Short Duration Impact Bond
Government bonds	$508,300	Broker quote	*
Total	$508,300
*	Single source broker quote.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

At March 31, 2019, the following Funds have invested in derivative contracts which are reflected in the Statements of Assets and Liabilities as follows:

	Asset derivatives		Liabilities derivatives
Derivative contract	Location	Fair value amount	Location	Fair value amount
Bond Fund
Fixed Income contracts	Credit default swap contracts	$65,962	Credit default swap contracts*	$(1,155,545)
Bond Plus Fund
Fixed Income contracts	Cross currency swap contracts	130,527	Credit default swap contracts*	(1,015,565)
Inflation-Linked Bond Fund
Interest-rate contracts			Futures contracts*	(465,471)
Short-Term Bond Fund
Interest-rate contracts			Futures contracts*	(1,122,776)

*	The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swap contracts; however, the value reflected on the accompanying Statements of assets and liabilities is only the receivable or payable for variation margin on open futures and swap contracts.

For the period ended March 31, 2019, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:

Derivative contracts	Location	Realized gain (loss)	Change in unrealized appreciation (depreciation)
Bond Fund
Credit contracts	Swap contracts	$(2,159,265)	$(1,089,583)
Bond Plus Fund
Credit contracts	Swap contracts	(308,791)	(29,297)
Inflation-Linked Bond Fund
Interest rate contracts	Futures contracts	(602,268)	(240,247)
Short-Term Bond Fund
Interest rate contracts	Futures contracts	(1,276,521)	(581,646)

Futures contracts: Certain Funds are subject to interest rate and foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the bond and foreign exchange markets and to fluctuations in interest and foreign exchange rates. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. During the period ended March 31, 2019, the Inflation-Linked Bond Fund and the Short-Term Bond Fund had exposure to futures contracts, based on underlying notional values, generally between 0% and 1%, and 0% and 5% of net assets, respectively. The futures contracts outstanding as of March 31, 2019 are disclosed in the summary portfolio of investments and the full Schedules of Investments.

Credit default swap contracts: Certain Funds are subject to credit risk in the normal course of pursuing their investment objectives. Credit default swaps can be settled either directly with the counterparty (bilateral) or through a central clearinghouse (centrally cleared). A credit default swap is a contract between a buyer and a seller of protection against predefined credit events for the reference entity. As a seller in a credit default swap contract, the Funds are required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Funds. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Funds could be required to make under the contract. In return, the Funds receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Funds keep the stream of payments with no payment obligations. When the Funds sell a

92	2019 Annual Report ■ TIAA-CREF Funds: Fixed Income Funds

continued

credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Funds.

Certain Funds may also buy credit default swap contracts, in which case the Funds function as the counterparty referenced above. This involves the risk that the contract may expire worthless. Bilateral swaps involve counterparty risk that the seller may fail to satisfy its payment obligations to the Funds with the occurrence of a credit event. Centrally cleared swaps have minimal counterparty credit risk to the Funds as they are entered into with a central clearinghouse which guarantees the swap against default.

The value of a bilateral swap included in net assets is the unrealized gain or loss of the contract plus or minus any unamortized premiums paid or received, respectively. Appreciated swaps and premiums paid are reflected as assets, while depreciated swaps and premiums received are reflected as liabilities on the Statements of Assets and Liabilities. Centrally cleared swaps initial margin deposits are made, and variation margin payments are made or received reflecting daily changes in the value of the swap contract. The daily fluctuation in fair value is accounted for as a variation margin receivable or payable on the Statements of Assets and Liabilities.

Under the terms of the credit default swap contracts, the Funds receive or make quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statements of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. Daily changes in the value of such contracts are reflected in net unrealized gains and losses.

The Funds (other than the Money Market Fund) invest in credit default swaps to hedge or manage the risks associated with assets held in the Funds and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. During the period ended March 31, 2019, the Bond Fund and the Bond Plus Fund had exposure to credit default swap contracts, based on underlying notional values, generally between 0% and 1% of net assets. The credit default swap contracts outstanding as of March 31, 2019 are disclosed in the summary portfolio of investments and the full schedule of investments.

Cross currency swap contracts: Certain Funds are subject to foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use cross currency swap contracts to gain or mitigate exposure to foreign exchange markets. A cross currency swap is an agreement between two parties to exchange two different currencies with the understanding that the exchange will be reversed at a later date at specified exchange rates. Cross currency swaps are usually negotiated with commercial and investment banks. At the inception date of the contract the exchange of currencies takes place at the current spot rate. At maturity, the re-exchange may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. Payments to be paid and to be received are accrued daily and recorded as unrealized appreciation and depreciation until the payments are made, at which time they are realized. Upfront payments and receipts are reflected in the Statements of Assets and Liabilities and represent compensating factors between the stated terms of the cross currency swap contracts and prevailing market conditions. These upfront payments and receipts are amortized over the term of the contract and treated as a realized gain or loss in the Statements of Operations. Daily changes in the value of such contracts are reflected in net unrealized gains and losses.

Risks may arise upon entering into these contracts from the potential of default by counterparty and, depending on their terms, may be subject to foreign exchange risk. During the period ended March 31, 2019, the Bond Plus Fund had exposure to cross currency swap contracts, based on underlying notional values, generally between 0% and 1% of net assets. The cross currency swap contracts outstanding as of March 31, 2019 are disclosed in the summary portfolio of investments and full schedules of investments.

Note 4—investment adviser and affiliates

Under the terms of the Investment Management Agreement with respect to each Fund, Advisors provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee, payable monthly to Advisors, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations is paid to Advisors under the Retirement Class Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensated TPIS for providing distribution, promotional, and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensated TPIS for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.

Advisors has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Advisors expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees.

TIAA-CREF Funds: Fixed Income Funds ■ 2019 Annual Report	93

Notes to financial statements

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of March 31, 2019, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

	Investment management fee range	Investment management fee—effective rate	Service agreement fee	Distribution fee		Maximum expense amounts‡
Fund			Retirement Class	Premier Class	Retail Class	Institutional Class		Advisor Class		Premier Class		Retirement Class		Retail Class		Class W	§
Bond*	0.25%–0.30%	0.28%	0.25%	0.15%	0.25%	0.35%		0.50%		0.50%		0.60%		0.70%		0.35%
Bond Index	0.10	0.10	0.25	0.15	0.25	0.13		0.28		0.28		0.38		0.48		0.13
Bond Plus*	0.25–0.30	0.29	0.25	0.15	0.25	0.35		0.50		0.50		0.60		0.70		0.35
Green Bond*	0.35–0.40	0.40	0.25	0.15	0.25	0.45		0.60		0.60		0.70	[a]	0.80	[a]	—
5–15 Year Laddered Tax-Exempt Bond*	0.20–0.25 [b]	0.27	—	—	0.25	0.30	[c]	0.45	[c]	—		—		0.65	[c]	—
High-Yield*	0.30–0.35	0.34	0.25	0.15	0.25	0.40		0.55		0.55		0.65		0.75		0.40
Inflation-Linked Bond*	0.20–0.25	0.24	0.25	0.15	0.25	0.30		0.45		0.45		0.55		0.65		0.30
Short Duration Impact Bond*	0.25–0.30	0.30	0.25	0.15	0.25	0.35		0.50		0.50		0.60		0.70	[d]	—
Short-Term Bond*	0.20–0.25	0.25	0.25	0.15	0.25	0.30		0.45		0.45		0.55		0.65		0.30
Short-Term Bond Index	0.07	0.07	0.25	0.15	0.25	0.12		0.27		0.27		0.37		0.47		0.12
Social Choice Bond*	0.30–0.35	0.34	0.25	0.15	0.25	0.40		0.55		0.55		0.65	[e]	0.75		—
Money Market	0.10	0.10	0.25	0.15	0.25	0.15		0.30	[f]	0.30	[f]	0.40	[f]	0.50	[f]	—
*	These Funds are subject to a breakpoint schedule on their investment management fees, which reduces these fees as the Fund’s net assets increase.
[a]	Effective March 1, 2019 to April 30, 2020, Advisors agreed to implement a voluntary waiver reducing the expense caps. During the period, the expense caps will be 0.62% for the Retirement Class and 0.71% for the Retail Class. This is a voluntary waiver in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.
[b]	Prior to May 8, 2018, the investment management fee range for the 5–15 Year Laddered Tax-Exempt Bond was 0.25%–0.30% of average daily net assets.
[c]	Prior to August 1, 2018, the expense caps were 0.35% for the Institutional Class, 0.50% for the Advisor Class, and 0.70% for the Retail Class.
[d]	Effective March 1, 2019 to April 30, 2020, Advisors agreed to implement a voluntary waiver reducing the expense caps. During the period, the expense caps will be 0.68% for the Retail Class. This is a voluntary waiver in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.
[e]	Effective March 1, 2019 to April 30, 2019, Advisors agreed to implement a voluntary waiver reducing the expense caps. During the period, the expense caps will be 0.62% for the Retirement Class. This is a voluntary waiver in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.
[f]	Effective March 1, 2019 to April 30, 2019, Advisors agreed to implement a voluntary waiver reducing the expense caps. During the period, the expense caps will be 0.27% for the Advisor Class, 0.28% for the Premier Class, 0.28% for the Retirement Class, and 0.45% for the Retail Class. This is a voluntary waiver in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.
‡	Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least July 31, 2019 and November 15, 2019 for the Green Bond Fund and the Short Duration Impact Bond Fund. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.
§	Advisors has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Advisors expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended March 31, 2019, these transactions did not materially impact the Funds.

As of March 31, 2019, a registered separate account of TIAA (collectively, “TIAA Access”) has various sub accounts that invest in the Funds, and certain funds within the Trust also make investments in the Funds.

The following is the percentage of the Funds’ shares owned by TIAA and other funds within the Trust as of March 31, 2019:

Underlying Fund	TIAA	TIAA-CREF Lifecycle Funds	TIAA-CREF Lifecycle Index Funds	TIAA-CREF Lifestyle Funds	TIAA-CREF Managed Allocation Fund	TIAA Access	Total
Bond	—%	63%	—%	1%	—%	—%	64%
Bond Index	—	—	41	—	—	1	42
Bond Plus	—	55	—	6	8	3	72
Green Bond	96	—	—	—	—	—	96
High-Yield	—	7	—	—	—	3	10
Inflation-Linked Bond	—	24	13	—	—	—	37
Short Duration Impact Bond	94	—	—	—	—	—	94
Short-Term Bond	—	42	—	4	—	2	48
Short-Term Bond Index	—	—	80	—	—	—	80
Money Market	—	—	—	—	—	3	3

94	2019 Annual Report ■ TIAA-CREF Funds: Fixed Income Funds

continued

TIAA-CREF Tuition Financing, Inc. (“TFI”), a wholly owned direct subsidiary of TIAA, is a registered investment adviser that provides program management services to multiple qualified tuition programs formed under Section 529 of the Internal Revenue Code (“529 Plans”). These 529 Plans, each of which operates independently, invest a portion of their assets in the Funds. As of March 31, 2019, three 529 Plans owned 12%, 11%, and 5%, respectively, of the Bond Index Fund, two 529 Plans owned 11% and 11%, respectively, of the Inflation-Linked Bond Fund, one 529 Plan owned 9% of the Short-Term Bond Fund, one 529 Plan owned 6% of the Short-Term Bond Index Fund, and one 529 Plan owned 5% of the Money Market Fund.

Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows:

Issue	Value at March 31, 2018	Purchases cost	Sales proceeds	Realized gain (loss)	Exchanges	Change in unrealized appreciation (depreciation)	Dividend income	Shares at March 31, 2019	Value at March 31, 2019
High-Yield Fund
Common stock
Energy
Gulfmark Offshore, Inc	$7,686,798	$—	$—	$—	$(7,519,809)	$(166,989)	$—	—	$—	**
Gulfmark Offshore, Inc (New Common)	4,719,460	—	—	—	(4,616,934)	(102,526)	—	—	—	**
Total	$12,406,258	$—	$—	$—	$(12,136,743)	$(269,515)	$—	—	$—

**	At March 31, 2019, the issuer was not an affiliated company of the Fund, but it was affiliated during the year.

Note 5—investments

Repurchase agreements: Each Fund may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed- upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Amounts receivable and/or payable for these transactions are reflected separately in the Statements of Assets and Liabilities.

Treasury Inflation-Protected Securities: The Funds (other than the Money Market Fund) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the Statements of Operations.

Mortgage dollar roll transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Unfunded loan commitment: The Funds may enter into loan commitments to fund a portion of a delayed-draw term loan facility. The Funds are obligated to fund loan commitments at the borrower’s discretion. The Funds reserve against such contingent obligation by segregating short-term securities or cash. At March 31, 2019, the Bond Fund and the High-Yield Fund held unfunded loan commitments of $145,409 and $101,935, respectively. Unfunded loan commitments are marked-to-market daily and any unrealized appreciation (depreciation) is included as an asset (liability) on the Statements of Assets and Liabilities. Interest income and the change in unrealized appreciation (depreciation) are included on the Statements of Operations.

Net unrealized appreciation (depreciation): At March 31, 2019, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

TIAA-CREF Funds: Fixed Income Funds ■ 2019 Annual Report	95

Notes to financial statements

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Bond	$5,981,380,998	$ 85,239,727	$ (43,731,532)	$ 41,508,195
Bond Index	11,345,636,806	161,629,989	(85,024,415)	76,605,574
Bond Plus	4,279,410,267	65,978,408	(45,418,404)	20,560,004
5-15 Year Laddered Tax-Exempt Bond	251,099,107	6,163,789	(613,250)	5,550,539
Green Bond	26,048,134	787,972	(55,530)	732,442
High-Yield	4,212,604,479	76,990,034	(101,885,757)	(24,895,723)
Inflation-Linked Bond	3,044,417,891	42,793,340	(14,400,127)	28,393,213
Short Duration Impact Bond	26,717,846	247,084	(65,061)	182,023
Short-Term Bond	1,952,359,860	8,825,735	(8,567,889)	257,846
Short-Term Bond Index	494,726,938	2,492,680	(867,346)	1,625,334
Social Choice Bond	3,187,043,471	52,907,669	(13,388,577)	39,519,092

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as upfront fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended March 31, 2019 were as follows:

Fund	Non-U.S. government purchases	U.S. government purchases	Non-U.S. government sales	U.S. government sales
Bond	$2,188,081,965	$6,539,836,896	$1,450,005,195	$5,839,574,221
Bond Index	904,948,792	2,961,474,036	682,475,055	1,423,333,639
Bond Plus	1,250,609,036	3,133,916,401	1,097,519,102	3,139,043,501
5–15 Year Laddered Tax-Exempt Bond	108,609,916	—	123,444,088	—
Green Bond	31,404,875	593,284	6,041,422	598,152
High-Yield	1,923,792,571	—	1,753,871,765	—
Inflation-Linked Bond	4,375,000	760,425,967	515,000	622,830,288
Short Duration Impact Bond	25,750,003	9,085,290	2,626,010	5,674,508
Short-Term Bond	680,995,277	1,724,785,929	381,752,262	1,706,503,237
Short-Term Bond Index	89,284,387	296,972,649	47,105,938	206,602,409
Social Choice Bond	1,365,670,383	2,064,855,985	406,260,683	1,857,351,383

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the period ended March 31, 2019, and the year ended March 31, 2018 was as follows:

	3/31/2019			3/31/2018
Fund	Ordinary income	Long-term capital gains	Total	Ordinary income	Long-term capital gains	Total
Bond	$178,912,825	$—	$178,912,825	$130,737,699	$—	$130,737,699
Bond Index	289,866,030	—	289,866,030	211,428,182	2,716,505	214,144,687
Bond Plus	141,531,779	—	141,531,779	124,799,390	—	124,799,390
5–15 Year Laddered Tax-Exempt Bond*	6,116,362	260,083	6,376,445	5,770,130	—	5,770,130
Green Bond	350,054	—	350,054	—	—	—
High-Yield	232,468,321	—	232,468,321	200,113,389	—	200,113,389
Inflation-Linked Bond	75,659,782	—	75,659,782	53,045,007	—	53,045,007
Short Duration Impact Bond	300,384	—	300,384	—	—	—
Short-Term Bond	46,364,386	—	46,364,386	33,596,909	—	33,596,909
Short-Term Bond Index	9,265,494	—	9,265,494	3,882,375	—	3,882,375
Social Choice Bond	75,489,282	—	75,489,282	37,165,012	—	37,165,012
Money Market	19,952,390	—	19,952,390	7,196,694	—	7,196,694
*	Includes ordinary income which will not be taxable for federal income tax purposes in 2019 and 2018 of $5,959,658 and $5,680,127, respectively.

96	2019 Annual Report ■ TIAA-CREF Funds: Fixed Income Funds

continued

As of March 31, 2019, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed ordinary income	Undistributed long-term capital gains	Unrealized appreciation (depreciation)	Capital loss carryover	Late-year loss deferrals	Total
Bond	$8,354,797	$—	$41,507,065	$(58,757,985)	$(427,347)	$(9,323,470)
Bond Index	11,640,507	—	76,605,576	(38,027,609)	—	50,218,474
Bond Plus	4,042,146	—	20,559,088	(62,668,933)	(447,768)	(38,515,467)
5-15 Year Laddered Tax-Exempt Bond	423,276	—	5,550,538	—	(60,266)	5,913,548
Green Bond	210,835	—	732,442	—	—	943,277
High-Yield	2,864,736	—	(24,898,508)	(134,538,709)	—	(156,572,481)
Inflation-Linked Bond	—	—	28,393,208	(3,920,434)	(7,144,637)	17,328,137
Short Duration Impact Bond	110,272	—	182,023	—	—	292,295
Short-Term Bond	1,176,860	—	257,847	(8,720,395)	—	(7,285,688)
Short-Term Bond Index	828,338	—	1,625,334	(2,792,565)	—	(338,893)
Social Choice Bond	2,212,992	—	39,519,092	(11,312,913)	—	30,419,171
Money Market	—	—	—	(667)	—	(667)

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of deflationary adjustments associated with Treasury Inflation-Protected Securities, and the treatment of short-term gain as ordinary income for tax purposes.

At March 31, 2019, the following Funds had capital loss carryovers, which will not expire:

Fund	Short-term	Long-term	Total
Bond	$40,065,741	$18,692,244	$58,757,985
Bond Index	7,881,860	30,145,749	38,027,609
Bond Plus	43,159,193	19,509,740	62,668,933
High-Yield	25,866,904	108,651,805	134,518,709
Inflation-Linked Bond	1,124,423	2,796,011	3,920,434
Short-Term Bond	3,829,046	4,891,349	8,720,395
Short-Term Bond Index	1,410,750	1,381,815	2,792,565
Social Choice Bond	6,705,949	4,606,964	11,312,913
Money Market	667	—	667

For the year ended March 31, 2019, High-Yield Fund utilized $13,712,173 of its long-term capital loss carryover available.

Note 7—inter-fund lending program

Pursuant to an exemptive order issued by the Commission, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the period ended March 31, 2019, there were no inter-fund borrowing or lending transactions.

Note 8—line of credit

Each of the Funds, except the Money Market Fund, participates in a $1.25 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 19, 2018 expiring on June 18, 2019, replacing the previous $1.5 billion facility, which expired June 2018. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended March 31, 2019, there were no borrowings under this credit facility by the Funds.

Note 9—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

Note 10—subsequent events

Fund reorganizations

During April 2019, shareholders of the following Nuveen Funds approved the reorganizations into the corresponding TIAA-CREF Funds. The merger of these funds is scheduled to become effective at the close of business June 14, 2019.

Target Fund		Acquiring Fund
Nuveen Core Bond Fund	à	TIAA-CREF Bond Fund
Nuveen Core Plus Bond Fund	à	TIAA-CREF Bond Plus Fund
Nuveen Inflation Protected Securities Fund	à	TIAA-CREF Inflation-Linked Bond Fund
Nuveen Short Term Bond Fund	à	TIAA-CREF Short-Term Bond Fund

Upon the closing of the reorganizations, the Nuveen Core Bond Fund, Nuveen Core Bond Plus Fund, Nuveen Inflation Protected Securities Fund and Nuveen Short Term Bond Fund (the “Target Funds”) will transfer all of their assets and liabilities to the TIAA-CREF Bond Fund, TIAA-CREF Bond Plus Fund, TIAA-CREF Inflation-Linked Bond Fund and TIAA-CREF Short-Term Bond Fund (the “Acquiring Funds”) in exchange for Acquiring Fund Shares of equal value. Shares of the Acquiring Funds are then distributed to shareholders of the Target Funds and the Target Funds are terminated. As a result of these reorganizations, shareholders of the Target Funds become shareholders of the Acquiring

TIAA-CREF Funds: Fixed Income Funds ■ 2019 Annual Report	97

Notes to financial statements	concluded

Funds. The shareholders of the Target Funds receive Acquiring Fund shares with a total value equal to the total value of their Target Fund shares immediately prior to the closing of each reorganization.

98	2019 Annual Report ■ TIAA-CREF Funds: Fixed Income Funds

Report of independent registered public accounting firm

To the Board of Trustees of TIAA-CREF Funds and Shareholders of TIAA-CREF Bond Fund, TIAA-CREF Bond Index Fund, TIAA-CREF Bond Plus Fund, TIAA-CREF 5-15 Year Laddered Tax-Exempt Bond Fund, TIAA-CREF Green Bond Fund, TIAA-CREF High-Yield Fund, TIAA-CREF Inflation-Linked Bond Fund, TIAA-CREF Short Duration Impact Bond Fund, TIAA-CREF Short-Term Bond Fund, TIAA-CREF Short-Term Bond Index Fund, TIAA-CREF Social Choice Bond Fund, and TIAA-CREF Money Market Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary portfolios of investments, of TIAA-CREF Bond Fund, TIAA-CREF Bond Index Fund, TIAA-CREF Bond Plus Fund, TIAA-CREF 5-15 Year Laddered Tax-Exempt Bond Fund, TIAA-CREF Green Bond Fund, TIAA-CREF High-Yield Fund, TIAA-CREF Short Duration Impact Bond Fund, TIAA-CREF Short-Term Bond Fund, TIAA-CREF Short-Term Bond Index Fund, TIAA-CREF Social Choice Bond Fund and TIAA-CREF Money Market Fund, and the portfolio of investments, of TIAA-CREF Inflation-Linked Bond Fund (twelve of the funds constituting TIAA-CREF Funds hereafter collectively referred to as the “Funds”) as of March 31, 2019, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2019, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

TIAA-CREF Bond Fund(1)	TIAA-CREF Inflation-Linked Bond Fund(1)
TIAA-CREF Bond Index Fund(1)	TIAA-CREF Short Duration Impact Bond Fund(2)
TIAA-CREF Bond Plus Fund(1)	TIAA-CREF Short-Term Bond Fund(1)
TIAA-CREF 5-15 Year Laddered Tax-Exempt Bond Fund(1)	TIAA-CREF Short-Term Bond Index Fund(1)
TIAA-CREF Green Bond Fund(2)	TIAA-CREF Social Choice Bond Fund(1)
TIAA-CREF High-Yield Fund(1)	TIAA-CREF Money Market Fund(1)

(1)	Statement of operations for the year ended March 31, 2019 and statement of changes in net assets for the years ended March 31, 2019 and 2018
(2)	Statement of operations and statement of changes in net assets for the period November 16, 2018 (commencement of operations) through March 31, 2019

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

May 22, 2019

We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

TIAA-CREF Funds: Fixed Income Funds ■ 2019 Annual Report	99

Important tax information (unaudited)

For the period ended March 31, 2019, the TIAA-CREF Funds designate the following distribution amounts (or the maximum amount allowable) as being from net long-term capital gains.

Fund	Long-term capital gains
Bond	$—
Bond Index	—
Bond Plus	—
5–15 Year Laddered Tax-Exempt Bond	260,083
Green Bond	—
High-Yield	—
Inflation-Linked Bond	—
Short Duration Impact Bond	—
Short-Term Bond	—
Short-Term Bond Index	—
Social Choice Bond	—
Money Market	—

The 5–15 Year Laddered Tax-Exempt Bond Fund paid distributions to shareholders during the year ended March 31, 2019 and the year ended March 31, 2018, totaling $6,376,445 and $5,770,130, of which $5,959,658 and $5,680,127, respectively, were exempt from federal income tax and have been designated as Exempt Interest Dividends.

The Funds hereby designate their percentages of dividends paid from net ordinary income as dividends qualifying as Interest-Related Dividends and/or short-term capital gain dividends as defined in Internal Revenue Code Section 871(k) for the taxable period ended March 31, 2019.

Fund	% of Interest-Related Dividends
Bond	82.3%
Bond Index	95.5
Bond Plus	79.3
5–15 Year Laddered Tax-Exempt Bond	94.9
Green Bond	67.1
High-Yield	76.2
Inflation-Linked Bond	99.6
Short Duration Impact Bond	78.5
Short-Term Bond	76.9
Short-Term Bond Index	89.3
Social Choice Bond	84.4
Money Market	100.0

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2019, which will be reported in conjunction with your 2019 Form 1099-DIV.

By early 2020, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax adviser.

100	2019 Annual Report ■ TIAA-CREF Funds: Fixed Income Funds

Trustees and officers (unaudited)

TIAA-CREF Funds  ■  April 14, 2019

Trustees

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	89	Director, Save the Children Federation, Inc.; Investment Committee Member, Maine Community Foundation and the Elmina B. Sewall Foundation.
Janice C. Eberly c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2018.	James R. and Helen D. Russell Professor of Finance at the Kellogg School of Management at Northwestern University (2002–2011 and since 2013), Chair of the Finance Department (2005–2007). Assistant Secretary for Economic Policy at the United States Department of the Treasury (2011–2013).	89	Member of the Board of the Office of Finance of the Federal Home Loan Banks; Director, Avant, LLC.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	89	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Trustee	Indefinite term. Trustee since 2007.	Chief Executive Officer (since 2014) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC; Chief Operating Officer, DDJ Capital Management (2003–2006).	89	Director of Copper Rock Capital Partners, LLC (investment adviser); Trustee, Dexter Southfield School.
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010– 2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	89	Director, Commonwealth (non-profit organization).
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Chairman of the Board and Trustee	Indefinite term. Trustee since 2011. Chairman for term ending July 1, 2021. Chairman since September 13, 2017.	Advisory Director (2010–2011), Partner (2004–2010) and Managing Director (1999–2004), Co-Head of Global Cash and Fixed Income Portfolio Management Team (2002–2010), Goldman Sachs Asset Management.	89	Director and Chair of the Finance and Investment Committee, Aflac Incorporated; Director and Investment Committee Member, Sansum Clinic; Director, ParentSquare; Investment Committee Member, Cottage Health System; Member, University of California at Santa Barbara Arts and Lectures Advisory Council.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996); Affiliated Faculty Member of the Finance Group, Alfred P. Sloan School of Management (since 2014); Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Program Director, NBER (1990–2008).	89	Director, National Bureau of Economic Research and the Alfred P. Sloan Foundation; Member, Congressional Budget Office Panel of Economic Advisers.

TIAA-CREF Funds: Fixed Income Funds ■ 2019 Annual Report	101

Trustees and officers (unaudited)

TIAA-CREF Funds  ■  April 14, 2019

Trustees — concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (1991–2018); Chairman and Chief Executive Officer (1991–2016) and Chief Investment Officer (1991–2013) and Chief Compliance Officer (2015–2016), NCM Capital Management Group, Inc.; Chairman, Chief Executive Officer (2003–2016), Chief Investment Officer (2003–2013) and Chief Compliance Officer (2015–2016), NCM Capital Advisers Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	89	N/A
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Trustee	Indefinite term. Trustee since 2006.	Charles E. and Sarah M. Seay Regents Chair of Finance (since 2002), Co-Executive Director, Social Innovation Initiative (since 2015), Director, AIM Investment Center (2000–2016), Associate Dean for Research (2011–2016), Chairman, Department of Finance (2002–2011) and Professor (since 1987), McCombs School of of Texas at Austin.	89	Member of the Board of Governors of the Investment Company Institute, the Governing Council of Independent Directors Council (an association for mutual fund directors); and Investment Advisory Committee, Employees Retirement Business, University System of Texas.

Officers

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Vijay Advani TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1960	Executive Vice President	One-year term. Executive Vice President since 2018.	Chief Executive Officer, Nuveen. Executive Vice President of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex.”) Prior to joining Nuveen, Mr. Advani served as Co-President of Franklin Resources, Inc. (Franklin Templeton Investments).
Mona Bhalla TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1969	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director and Corporate Secretary since 2017.	Senior Managing Director, Corporate Secretary of Teachers Insurance and Annuity Association of America (“TIAA”) and the TIAA-CREF Fund Complex. Prior to joining TIAA, Ms. Bhalla served as Senior Vice President, Counsel and Corporate Secretary of AllianceBernstein L.P.
Richard S. Biegen TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Chief Compliance Officer since 2008.	Senior Managing Director, TIAA. Chief Compliance Officer of the TIAA-CREF Fund Complex.
Bradley Finkle TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Executive Officer and President	One-year term. Principal Executive Officer and President since 2017.	Senior Managing Director, Chief Operating Officer, Nuveen. Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds. Formerly, Senior Managing Director, Co-Head of Nuveen Equities & Fixed Income and President of TIAA Investments.
Jose Minaya TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1971	Executive Vice President	One-year term. Executive Vice President since 2018.	Executive Vice President, Chief Investment Officer and President, Nuveen Global Investments. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Senior Managing Director, President, Global Investments, TIAA.

102	2019 Annual Report ■ TIAA-CREF Funds: Fixed Income Funds

concluded

Officers — concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Phillip T. Rollock TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President and Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2018.	Executive Vice President, Chief Legal Officer, TIAA and the TIAA-CREF Fund Complex. Formerly, Senior Managing Director, Deputy General Counsel and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex.
Christopher A. Van Buren TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President	One-year term. Executive Vice President since 2018.	Executive Vice President, Chief Risk Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Van Buren served as Managing Director, Group Risk Control of UBS.
E. Scott Wickerham TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2017.	Senior Managing Director, Head of Fund Administration, Nuveen. Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Separate Account VA-1; and Treasurer of CREF. Formerly, Managing Director, Head, TC Fund Administration, Nuveen.
Sean N. Woodroffe TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Executive Vice President	One-year term. Executive Vice President since 2018.	Senior Executive Vice President, Chief Human Resources Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Woodroffe served as Chief People Officer at National Life Group.

TIAA-CREF Funds: Fixed Income Funds ■ 2019 Annual Report	103

Approval of investment management agreements (unaudited)

Board approval of the investment management agreement for the TIAA-CREF Green Bond Fund and the TIAA-CREF Short Duration Impact Bond Fund

The Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust on behalf of each of its series. Under the Agreement, Advisors is responsible for providing investment advisory services to each series of the Trust and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to the initial approval of the Agreement with respect to the TIAA-CREF Green Bond Fund and the TIAA-CREF Short Duration Impact Bond Fund (the “Funds”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Agreement be approved by the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent Trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act. None of the Trustees are interested persons of the Trust under the 1940 Act. Rather, they are all deemed to be independent Trustees.

Overview of the approval process

The Board held meetings on July 17, 2018 and October 2, 2018, at which it considered the approval of the Agreement with respect to each Fund using the process established by the Board. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with Advisors, other Board members and legal counsel to the Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract approvals.

Among other matters, the Board requested and reviewed reports with respect to each Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., which is an independent provider of investment company data. Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee on behalf of the Board, Broadridge produced, among other information, comparative expense data regarding each Fund, including data relating to each Fund’s proposed management fee rate and anticipated total expense ratio. Broadridge compared this data, as relevant, for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge (and not Advisors or the Board). The Board considered the propriety of each Fund’s applicable peer group as selected by Broadridge and use of the Institutional Class as the base class for comparison purposes. The Board discussed the propriety of each Fund’s applicable peer group as selected by Broadridge and use of the Institutional Class as the base class for comparison purposes.

Among other matters, the Board also requested and received additional information from Advisors to facilitate the Trustees’ evaluation of the reasonableness of any potential profits to be earned by Advisors with respect to its services to each Fund pursuant to the Agreement.

In advance of the Board meetings held on July 17, 2018 and October 2, 2018, legal counsel for the Trustees requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to approve the Agreement for each Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) performance information related to any other fund, account or sleeve of an account with a similar investment strategy already managed by Advisors and a comparison of these products’ performance to a benchmark index and a peer group identified by Broadridge; (2) an explanation of the methodology for determining each Fund’s benchmark index; (3) a description of any proposed fee waiver or expense reimbursement arrangements; (4) a comparison of each Fund’s proposed management fee rate to any other accounts with comparable strategies managed by Advisors or certain of its affiliates; (5) any “fall-out” benefits that were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Funds in addition to the Fund’s direct payments to Advisors pursuant to the Agreement; (6) information regarding the Funds’ proposed portfolio management teams, Advisors’ overall staffing levels, capacity to manage the Funds at foreseeable asset levels, liquidity management, portfolio trading and best execution practices, use of derivatives and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Funds; (7) information as to any potential profits to be earned by Advisors in connection with its services pursuant to the Agreement; (8) a copy of the Agreement and certain related agreements between the Funds and affiliates of Advisors; and (9) proposed narrative explanations of reasons why the Board should approve the Agreement. The Trustees were given the opportunity to and did ask questions and request additional information throughout their deliberations, and they reviewed responses from Advisors to follow-up requests presented by the Board.

In considering whether to approve the Agreement with respect to each Fund, the Board reviewed various factors with respect to each Fund, including: (1) the nature, extent and quality of services to be provided by Advisors to the Fund; (2) the investment performance of any similarly managed funds, accounts or sleeves of an account also managed by Advisors; (3) the costs of the services to be provided to the Fund and the potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale are anticipated to be realized as the Fund grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (7) comparisons of the services provided by Advisors to, and the fee rates and performance of, the Fund to other clients to whom Advisors provides comparable services; and (8) any other benefits anticipated to be derived by Advisors

104	2019 Annual Report ■ TIAA-CREF Funds: Fixed Income Funds

or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to approve the Agreement.

In addition to general session meetings that included Advisors’ personnel, the Trustees met in private sessions, at which no Advisors’ representatives were present, to discuss the proposed approval of the Agreement for each Fund. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the approval process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the contract approval process included other Board and Committee meetings leading up to the October 2, 2018 meeting, the oversight and evaluation of Advisors’ services to the Funds by the Board and its Committees will be ongoing. The Board also took into account the information provided to the Board in connection with the March 2018 renewal of the Agreement for certain existing series of the Trust. Additionally, the Board, as well as its Committees, had reviewed reports on various investment and operational topics that had been identified by the Board or its Committees for review since this last annual renewal of the Agreement with respect to the other existing series of the Trust. Many of these reports would apply to the proposed investment and operations of the Funds. Thus, in reaching its decisions regarding the approval of the Agreement for each Fund, the Board took into account the information described herein and other information provided to the Board and its Committees that would be applicable to the proposed operations of the Funds as well as information that was presented at other recent meetings.

In deciding whether to approve the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to approve the Agreement for each Fund. At its meeting on October 2, 2018, all Board members voted unanimously to approve the Agreement for each Fund. Set forth below is a summary of the primary factors the Board considered with respect to each Fund.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the existing series of the Trust since their operations commenced. Investment professionals at Advisors also manage various funds and accounts of the College Retirement Equities Fund, the TIAA-CREF Life Funds and TIAA Separate Account VA-1, as well as advise and sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Funds, including conducting research, identifying investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the Funds’ investment portfolios; reporting on the investment performance and other metrics of the Funds to the Board on a regular basis; responding to Fund flows; compliance monitoring; coordinating the activities of each Fund’s service providers; and overseeing the provision of various administrative services to the Funds. The Board considered that Advisors has carried out these responsibilities in a competent and professional manner with respect to the existing series of the Trust. The Board also considered that Advisors has committed significant resources to supporting the Trust and its existing series. It also considered Advisors’ compliance program and resources and its compliance record with respect to the existing series of the Trust.

The Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates to existing series of the Trust. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

During its review, the Board noted its ongoing efforts to examine the level of personnel and other resources available to Advisors to provide portfolio management and other services to the Funds, including the impact of recent and anticipated operational changes on such resources, so as to assess the adequacy of the resources devoted to these services.

Investment performance

In assessing the potential performance of the Funds, the Board considered composite performance information based on the same strategies that would be utilized by each Fund, while recognizing the limitations of such composite information. This analysis included comparing each composite’s returns versus its benchmark index and Broadridge peers. The Board considered that the performance of each of these composites compared favorably to the returns of its Broadridge peers and had generated excess returns compared to its benchmark index during the time periods presented.

Cost and profitability

The Board considered pro forma financial and profitability data relating to Advisors’ services to the Funds for the Funds’ first two years of operations. The Board considered Advisors’ projected profit calculations with respect to its services to each Fund both before and after taking into account the costs to be incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having management fee rates which would permit Advisors to maintain and improve the quality of services provided to the Funds and recognized the entrepreneurial and other risks Advisors would assume in managing the Funds. The Board acknowledged that Advisors projections showed that it would incur a loss on the operation of each Fund during its first two years of operations.

Fees charged by other advisers

The Board considered comparative information regarding each Fund’s contractual and projected effective management fee rates and the contractual and effective management fee rates

TIAA-CREF Funds: Fixed Income Funds ■ 2019 Annual Report	105

Approval of investment management agreements (unaudited)

paid by similar mutual funds to other advisers, as analyzed by Broadridge and reflected in the Fund-by-Fund synopsis below. The Board determined that the management fee rate to be charged to each Fund under the Agreement typically was lower than the management fee rates charged to many other comparable mutual funds. The Board also acknowledged Advisors’ voluntary reductions of the expense caps on total expenses of certain classes of the Funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. The Board also considered Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Funds’ management fee rates compare to those of peer mutual funds. Based on all factors considered, the Board concluded that the management fee rates to be charged under the Agreement with respect to each Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether Advisors is anticipated to experience economies of scale in connection with the operation of each Fund, and whether any such economies are shared with the Funds. The Board considered the extent to which the proposed management fee breakpoint schedule of each Fund might have a future effect on each Fund’s effective management fee rates. The Board also noted that the Advisor did not expect to earn a profit on either Fund during the initial two-year term of the Agreement. Based on all factors considered, the Board concluded that the Funds’ proposed management fee rate schedules were reasonable in light of current economies of scale considerations and projected asset levels.

Fee comparisons with other Advisors clients

The Board considered that Advisors provides investment management services to separately managed accounts that have similar investment strategies as the Funds. The Board considered the management fee rates of such accounts. The Board also considered Advisors’ comments that, in the future, Advisors may manage client assets through additional funds and accounts with similar investment strategies. The Board also considered Advisors’ representation that, while management fee rates proposed to be charged to the Funds may differ from the management fee rates chargeable to these other accounts, this may be due in part to the fact that these other accounts: (1) may involve less entrepreneurial risk on the part of Advisors; (2) may be offered in different types of markets; (3) may be provided with different types or levels of services; (4) may have different regulatory burdens; and/or (5) may target different investors.

Other benefits

The Board also considered additional benefits to Advisors and its affiliates arising from the Agreement. For example, Advisors and its affiliates may benefit from their relationship with the Funds to the extent that this relationship results in potential investors viewing Teachers Insurance and Annuity Association of

America, of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both Advisors and certain funds managed by Advisors or its affiliates may benefit from economies of scale to the extent they share resources and/or personnel. Additionally, the Funds may potentially be utilized as investment options for other products and businesses of Advisors and its affiliates, such as variable products, funds of funds and 529 education savings plans.

Fund-by-fund factors

The Board considered the following specific factors (among others) in connection with its determination to approve the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee and expense factors outlined below are based on the Institutional Class shares of each Fund. Because the Institutional Class generally will have lower non-management expenses than the other classes of these Funds, the expenses and performance of these other classes will differ from the expenses and performance shown for the Institutional Class.

Green Bond Fund

•	The Fund’s proposed annual contractual management fee rate starts at 0.40% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds.
•	The Fund’s proposed actual management fee rate, contractual management fee rate and total expenses are each in the 1st quintile of both the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”) and the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”).

Short Duration Impact Bond Fund

•	The Fund’s proposed annual contractual management fee rate starts at 0.30% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds.
•	The Fund’s proposed actual management fee rate, contractual management fee rate and total expenses are each in the 1st quintile of both its Expense Group and Expense Universe.

Based primarily on the foregoing factors and considerations, the Board approved the Agreement for each Fund.

106	2019 Annual Report ■ TIAA-CREF Funds: Fixed Income Funds

continued

Board renewal of the investment management agreement for certain series of the TIAA-CREF Funds

The Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust on behalf of each of its series. Under the Agreement, Advisors is responsible for providing investment advisory services to each series of the Trust and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement with respect to each series covered by this Report (the “Funds”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent Trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. None of the Trustees are interested persons of the Trust under the 1940 Act. Rather, they are all deemed to be independent Trustees.

Overview of the renewal process

The Board held a meeting on March 28, 2019, at which it considered the annual renewal of the Agreement with respect to each applicable Fund using the process established by the Board. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee or certain of its designated members worked with Advisors, other Board members and legal counsel to the Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals.

Among other matters, the Operations Committee or certain of its designated members, following its consultations with Advisors’ representatives, the Trustees, legal counsel to the Trustees and legal counsel to Advisors and the Trust, confirmed or established certain guidance regarding the preparation of reports to be provided to the Board with respect to each Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., which is an independent provider of investment company data. Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee or certain of its designated members on behalf of the Board, Broadridge produced, among other information, comparative performance and expense data regarding each Fund, including data relating to each Fund’s management fee rate, total expense ratio, short-term and long-term investment performance and portfolio turnover rate (as applicable). Broadridge compared this data, as relevant, for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge, and also compared the performance of each Fund against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Board reviewed, the methodologies Broadridge employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its materials is to provide an objective view of each Fund’s relative position regarding the level of fees, expenses and total return performance against a competitive peer group and universe (as applicable) selected by Broadridge (and not Advisors or the Board). The Board considered the propriety of each Fund’s applicable peer group as selected by Broadridge and use of the Institutional Class as the base class for comparison purposes.

Among other matters, the Board also requested and received additional information from Advisors to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by Advisors with respect to its services to each Fund pursuant to the Agreement.

In advance of the Board meeting held on March 28, 2019, legal counsel for the Trustees requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance and a narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s management fee rate and performance to other accounts with comparable strategies managed by Advisors or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Funds in addition to the Funds’ direct fee payments to Advisors pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Funds at current and foreseeable asset levels, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Funds; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Funds and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement. The Trustees were also provided with performance

TIAA-CREF Funds: Fixed Income Funds ■ 2019 Annual Report	107

Approval of investment management agreements (unaudited)

ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service.

Prior to the March 28, 2019 meeting, the Board met informally to review and discuss Advisors’ materials, which led to the Trustees providing additional questions to, and requesting additional information, from Advisors. Subsequently, at the March 2019 meeting, the Trustees were given the opportunity to and did ask additional questions and they reviewed responses from Advisors to the Board’s follow-up questions and requests presented by the Board after its initial review of the information described above.

In considering whether to renew the Agreement with respect to each Fund, the Board reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) how such economies of scale are shared with the Fund for the benefit of its investors, such as through management fee breakpoints; (7) comparisons of the services provided by Advisors to, and the fee rates and performance of, the Fund to other clients to whom Advisors provides comparable services; and (8) any other benefits derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.

In addition to the general session meeting that included Advisors’ personnel, the Trustees met in private sessions, at which no Advisors’ representatives were present, to discuss the proposed renewal of the Agreement for each Fund. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the contract renewal process included a series of meetings leading up to the March 28, 2019 meeting, the oversight and evaluation of Advisors’ services to the Funds by the Board and its Committees is ongoing. The Board, as well as its Committees, reviewed reports on various investment and operational topics that had been identified by the Board or its Committees for review in the year since the last annual renewal process. Further, at regularly scheduled meetings of the Board, the Board and the Investment Committee receive and review, among other matters, information regarding the performance of the Funds. Thus, in reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described herein and other information provided to the Board and its Committees throughout the year.

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a

Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 28, 2019, all Board members voted unanimously to renew the Agreement for each Fund. Set forth below is a summary of the primary factors the Board considered with respect to each Fund.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at Advisors also manage various funds and accounts of the College Retirement Equities Fund, the TIAA-CREF Life Funds and TIAA Separate Account VA-1, as well as advise and sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Funds, including conducting research, identifying investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the Funds’ investment portfolios; reporting on the investment performance and other metrics of the Funds to the Board on a regular basis; responding to Fund flows; compliance monitoring; coordinating the activities of each Fund’s service providers; and overseeing the provision of various administrative services to the Funds. The Board considered that Advisors has carried out these responsibilities in a competent and professional manner. The Board also considered that Advisors has committed significant resources to supporting the series of the Trust, including the Funds. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Funds.

The Board also considered, among other factors, the performance of each Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

During its review, the Board noted its ongoing efforts to examine the level of personnel and other resources available to Advisors to provide portfolio management and other services to the Funds, including the impact of recent and anticipated operational changes on such resources, so as to assess the adequacy of the resources devoted to these services.

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index. The Board also reviewed the three-year performance of the Bond Index and Short-Term Bond Index

108	2019 Annual Report ■ TIAA-CREF Funds: Fixed Income Funds

continued

Funds (the “Index Funds”) before any reductions for fees and expenses. In this analysis, the Board considered the impact of net asset value rounding and the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation, as applicable on each Index Fund’s performance as compared to the performance of its benchmark index. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below.

The Board considered, in those cases in which a Fund had performed materially differently from its Broadridge peers or benchmark based on a Board-established threshold, the factors identified by Advisors that contributed to such difference and any remedial measures being undertaken by Advisors. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable or that appropriate actions had been or were being implemented.

Cost and profitability

The Board considered financial and profitability data relating to Advisors’ services to the Funds for the calendar year 2018. The Board considered Advisors’ profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having management fee rates which permit Advisors to maintain and improve the quality of services provided to the Funds and recognized the entrepreneurial and other risks assumed by Advisors in managing the Funds. The Board considered that Advisors had calculated that it earned profits with respect to most of the Funds under the Agreement for the one-year period ended December 31, 2018. However, with respect to the Short-Term Bond Index, 5-15 Year Laddered Tax-Exempt Bond and Money Market Funds, Advisors calculated that it had incurred losses.

The Board recognized the effect on Advisors’ profitability of an amendment to the Agreement effective on August 1, 2018 contractually reducing the management fee rate of the 5–15 Year Laddered Tax-Exempt Bond Fund by 0.050% going forward. The Board also considered Advisors’ voluntary reductions of certain Funds’ management fee rates: 0.010% for the High-Yield Fund and 0.020% for the Inflation-Linked Bond Fund. The Board also acknowledged Advisors’ commitment to reimburse Fund expenses to the extent that total annual operating expenses exceeded certain specified amounts. With respect to those Funds for which the Agreement was calculated by Advisors to be profitable to Advisors in 2018, the Board concluded that those profits were reasonable in light of various relevant factors.

Fees charged by other advisers

The Board considered comparative information regarding each Fund’s contractual and effective management fee rates and the contractual and effective management fee rates paid by similar mutual funds to other advisers, as analyzed by Broadridge and reflected in the Fund-by-Fund synopsis below. The Board determined that the management fee rate charged to a Fund under the Agreement typically was lower than the management fee rates charged to many or most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. The Board considered Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Funds’ actual management fee rates compare to those of peer mutual funds. Additionally, the Board considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund, and whether any such economies are shared with the Funds. The Board also considered the extent to which the current fee rate schedule breakpoints for many actively-managed Funds that were currently profitable to Advisors affected Advisors’ fees. The Board considered, in connection with the supporting Broadridge reports, Advisors’ position that the maximum fee rate that could be charged to each Fund based on its level of assets under the Agreement is comparatively low in relation to peer groups of mutual funds. The Board also considered the contractual fee reductions and one-year voluntary advisory fee waivers agreed to by Advisors noted above. Based on all factors considered, the Board concluded that the Funds’ management fee rate schedules were reasonable in light of current economies of scale considerations and current asset levels.

Fee and performance comparisons with other Advisors clients

The Board considered that Advisors and its affiliate, TIAA-CREF Investment Management, LLC, provide investment management services to other investment companies, including foreign funds (UCITS), and separately managed accounts that may have similar investment strategies as certain of the Funds. In particular, the Board reviewed the management fee rates Advisors charges to separately managed accounts and a UCITS series that have similar mandates to the Social Choice Bond Fund and the performance of such accounts/series. The Board also considered Advisors’ comments that, in the future, Advisors may manage client assets through additional funds and accounts with similar investment strategies. The Board also considered Advisors’ representation that, while the management fee rates charged to the Funds may differ from the management fee rates chargeable to these other funds and other accounts, this may be due in part to the fact that these other funds and accounts: (1) may involve less entrepreneurial risk on the part of Advisors; (2) may be offered in different types of markets; (3) may be provided with different types or levels of services; (4) may have different regulatory burdens; and/or (5) may target different investors.

TIAA-CREF Funds: Fixed Income Funds ■ 2019 Annual Report	109

Approval of investment management agreements (unaudited)

Other benefits

The Board also considered additional benefits to Advisors and its affiliates arising from the Agreement. For example, Advisors and its affiliates may benefit from their relationship with the Funds to the extent that this relationship results in potential investors viewing Teachers Insurance and Annuity Association of America (“TIAA”), of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both Advisors and certain funds managed by Advisors or its affiliates may benefit from economies of scale to the extent they share resources and/or personnel. Additionally, the Funds may be utilized as investment options for other products and businesses of Advisors and its affiliates, such as variable products, funds of funds and 529 education savings plans.

Fund-by-fund factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of each Fund. Because the Institutional Class generally has lower non-management expenses than the other classes of these Funds, the expenses and performance of these other classes will differ from the expenses and performance shown for the Institutional Class. References to “adjusted” relative gross performance means the performance of a Fund minus the impact of net asset value rounding and the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation, as applicable. All time periods referenced below are ended December 31, 2018. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2018. Statements below regarding a Fund’s “effective management fee rate” refer to the overall effective blended fee rate that applied to that Fund after taking into account any breakpoints in the management fee rate schedule for the Fund and any applicable fee waivers and/or expense reimbursements. For reference, one basis point equals 0.01%. Statements below regarding “net profit” or “net loss” refer to whether Advisors calculated that it earned a profit or incurred a loss for the services that it rendered to a Fund during 2018 under the Agreement.

Bond Fund

•	The Fund’s annual contractual management fee rate starts at 0.30% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2018 asset level was 0.286% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”). The Fund’s total expense ratio and contractual management fee rate were each in the 1st quintile of the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”), while the Fund’s actual management fee rate was in the 2nd quintile of its Expense Universe.
•	The Fund was in the 2nd, 2nd, 2nd and 5th quintiles of the group of comparable funds selected by Broadridge for performance comparison purposes (“Performance Group”) for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 1st, 1st and 3rd quintiles of the universe of comparable funds selected by Broadridge for performance comparison purposes (“Performance Universe”) for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Bond Index Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 3rd, 3rd and 2nd quintiles of its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 2nd quintile of its Expense Universe.
•	For the three-year period, the Fund’s adjusted relative gross performance as compared to its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, differed by –4 basis points.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Both the Fund’s Performance Universe and Morningstar category include actively-managed funds, while the Fund utilizes a passive investment strategy.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Bond Plus Fund

•	The Fund’s annual contractual management fee rate starts at 0.30% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2018 asset level was 0.287% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 2nd, 3rd, 1st and 5th quintiles of its Performance Group and 2nd, 2nd, 1st and 3rd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

110	2019 Annual Report ■ TIAA-CREF Funds: Fixed Income Funds

continued

High-Yield Fund

•	The Fund’s annual contractual management fee rate starts at 0.35% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2018 asset level was 0.338% of average daily net assets. Effective May 1, 2019, Advisors has voluntarily agreed to reduce its management fee rate by 0.01% through April 30, 2020.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 3rd, 4th, 3rd and 5th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 3rd, 2nd, 1st and 3rd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Inflation-Linked Bond Fund

•	The Fund’s annual contractual management fee rate starts at 0.25% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2018 asset level was 0.241% of average daily net assets. Effective May 1, 2019, Advisors has voluntarily agreed to reduce its management fee rate by 0.02% through April 30, 2020.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of its Expense Group. The Fund’s total expense ratio and contractual management fee rate were in the 1st quintile of its Expense Universe, while its actual management fee rate was in the 2nd quintile of its Expense Universe.
•	The Fund was in the 1st, 4th and 1st quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund ranked 2 out of 5 funds within its Performance Group for the ten-year period. The Fund was in the 1st, 3rd, 2nd and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Short-Term Bond Fund

•	The Fund’s annual contractual management fee rate starts at 0.25% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2018 asset level was 0.246% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 2nd, 2nd, 2nd and 5th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 2nd, 2nd and 3rd quintiles of its Performance Universe for each of the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Short-Term Bond Index Fund

•	The Fund’s annual contractual management fee rate is 0.07% of average daily net assets.
•	The Fund’s total expense ratio was in the 1st quintile of both its Expense Group and Expense Universe. The Fund’s actual management fee rate and contractual management fee rate ranked 1 out of 5 funds within its Expense Group and were in the 1st quintile of its Expense Universe.
•	For the three-year period, the Fund’s adjusted relative gross performance as compared to its benchmark, the Bloomberg Barclays 1-3 Year Government/Credit Bond Index, differed by -7 basis points. The Fund’s tracking error was attributable to transaction costs and an overweight sampling bias towards larger issuers and more liquid bonds.
•	The Fund received an Overall Morningstar Rating of 2 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period.

Social Choice Bond Fund

•	The Fund’s annual contractual management fee rate starts at 0.35% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2018 asset level was 0.347% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 1st, 2nd and 2nd quintiles, respectively, of its Expense Group. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 1st, 3rd and 2nd quintiles, respectively, of its Expense Universe.
•	The Fund was in the 1st, 2nd and 1st quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

TIAA-CREF Funds: Fixed Income Funds ■ 2019 Annual Report	111

Approval of investment management agreements (unaudited)	concluded

5–15 Year Laddered Tax-Exempt Bond Fund

•	The Fund’s annual contractual management fee rate starts at 0.25% of average daily net assets, which includes breakpoints that would reduce the rate paid on assets above certain thresholds. This fee rate reflects a 0.05% contractual reduction that was implemented on August 1, 2018. The Fund’s effective management fee rate at its December 31, 2018 asset level was 0.218% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 1st, 2nd, 3rd and 1st quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 1st, 2nd, 2nd and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period.

Money Market Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 2nd, 1st, 1st and 1st quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three-, five- and ten-year periods.
•	Money market funds are not rated by Morningstar.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

112	2019 Annual Report ■ TIAA-CREF Funds: Fixed Income Funds

[This page intentionally left blank.]

[This page intentionally left blank.]

How to reach us

Websites

TIAA.org

nuveen.com

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Teachers Personal Investors Services,

Inc., Nuveen Securities, LLC, and TIAA-CREF Individual & Institutional Services, LLC, members FINRA and SIPC, distribute securities products.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2019 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

PRESORTED STANDARD U.S. POSTAGE PAID TIAA

730 Third Avenue
New York, NY 10017-3206

We’re fond of paper…in its original form.

Switch to eDelivery at
TIAA.org/eDelivery

Printed on paper containing recycled fiber

788349	A12450 (5/19)

730 Third Avenue
New York, NY 10017-3206

Printed on paper containing recycled fiber

788349	A12450 (5/19)

730 Third Avenue
New York, NY 10017-3206

788349	A12450 (5/19)

Item 2. Code of Ethics.

2(a) The Board of Trustees of the TIAA-CREF Funds (the “Registrant”) has adopted a code of ethics for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b) No response required.

2(c) During the reporting period, there were no amendments to the code of ethics.

2(d) During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

2(e) Not applicable.

2(f) A copy of the current code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2) Maceo K. Sloan is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid even the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

4(a) Audit Fees.

For the fiscal years ended March 31, 2018 and March 31, 2019, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $531,515 and $635,310, respectively.

4(b) Audit Related Fees.

For the fiscal years ended March 31, 2018 and March 31, 2019, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended March 31, 2018 and March 31, 2019, the Audit-Related Fees billed by PwC to Teachers Advisors, LLC. (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

4(c) Tax Fees.

For the fiscal years ended March 31, 2018 and March 31, 2019, PwC’s aggregate fees for tax services billed to the Registrant were $141,150 and $171,380, respectively.

For the fiscal years ended March 31, 2018 and March 31, 2019, the Tax Fees billed by PwC to the Fund Service Providers were $0 and $0, respectively.

4(d) All Other Fees.

For the fiscal years ended March 31, 2018 and March 31, 2019, PwC’s aggregate fees for all other services billed to the Registrant were $5,500 and $5,500, respectively.

For the fiscal years ended March 31, 2018 and March 31, 2019, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1) Preapproval Policy.

The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the

Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2018 and March 31, 2019 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2018 and March 31, 2019 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2018 and March 31, 2019 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2018 and March 31, 2019 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2018 and March 31, 2019 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2018 and March 31, 2019 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f) The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g) Non-Audit Fees for Related Entities.

For the fiscal years ended March 31, 2018 and March 31, 2019, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $586,250 and $220,000, respectively.

4(h) The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA-CREF FUNDS - Bond Fund

TIAA-CREF FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2019

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 2.0%

AUTOMOBILES & COMPONENTS - 0.1%
$1,425,000	i	Dana, Inc	LIBOR 1 M + 2.250%	4.750%	02/27/26	$1,410,750
1,984,887	i	Gates Global LLC	LIBOR 1 M + 2.750%	5.250	04/01/24	1,957,237
250,000	i	Wand NewCo 3, Inc	LIBOR 1 M + 3.500%	5.980	02/05/26	250,062
		TOTAL AUTOMOBILES & COMPONENTS				3,618,049

BANKS - 0.0%
1,995,000	i	First Eagle Holdings, Inc	LIBOR 3 M + 2.750%	5.350	12/01/24	1,984,187
		TOTAL BANKS				1,984,187

CAPITAL GOODS - 0.1%
1,424,310	i	Avolon TLB Borrower US LLC	LIBOR 1 M + 2.000%	4.490	01/15/25	1,411,335
1,876,061	i	Milacron LLC	LIBOR 1 M + 2.500%	5.000	09/28/23	1,833,849
487,587	i	TransDigm, Inc	LIBOR 1 M + 2.500%	5.000	06/09/23	475,763
1,488,693	i	TransDigm, Inc	LIBOR 1 M + 2.500%	5.000	08/22/24	1,449,243
		TOTAL CAPITAL GOODS				5,170,190

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
1,496,231	i	Brightview Landscapes LLC	LIBOR 1 M + 2.500%	5.000	08/15/25	1,484,381
1,496,122	i	Camelot Finance LP	LIBOR 1 M + 3.250%	5.750	10/03/23	1,486,771
1,389,394	i	Clean Harbors, Inc	LIBOR 1 M + 1.750%	4.250	06/28/24	1,384,531
2,000,000	h,i	Filtration Group Corp	LIBOR 1 M + 3.000%	5.500	03/28/25	1,985,420
2,496,231	h,i	GFL Environmental, Inc	LIBOR 1 M + 3.000%	5.500	05/30/25	2,408,464
123,802	i	Gopher Sub, Inc	LIBOR 1 M + 3.000%	5.500	02/03/25	119,623
992,331	i	KAR Auction Services, Inc	LIBOR 3 M + 2.500%	5.130	03/09/23	988,610
2,880,292	i	Spin Holdco, Inc	LIBOR 3 M + 3.250%	6.030	11/14/22	2,796,043
496,231	i	West Corp	LIBOR 3 M + 4.000%	6.630	10/10/24	464,686
2,000,000	i	XPO Logistics, Inc	LIBOR 1 M + 2.000%	4.500	02/24/25	1,964,260
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				15,082,789

CONSUMER DURABLES & APPAREL - 0.0%
2,878,250	i	Samsonite IP Holdings Sarl	LIBOR 1 M + 1.750%	4.250	04/25/25	2,836,285
		TOTAL CONSUMER DURABLES & APPAREL				2,836,285

CONSUMER SERVICES - 0.3%
2,486,251	i	1011778 BC / New Red Finance, Inc	LIBOR 1 M + 2.250%	4.750	02/16/24	2,444,805
1,496,183	i	AlixPartners LLP	LIBOR 1 M + 2.750%	5.250	04/04/24	1,484,214
2,606,858	i	Allied Universal Holdco LLC	LIBOR 1 M + 3.750%	6.250	07/28/22	2,515,618
997,500	i	Allied Universal Holdco LLC	Prime 3 M + 3.250%	8.500	07/28/22	971,316
2,090,907	i	Boyd Gaming Corp	LIBOR 1 W + 2.250%	4.660	09/15/23	2,070,667
2,290,654	h,i	KUEHG Corp	LIBOR 3 M + 3.750%	6.350	02/21/25	2,258,677
1,389,474	i	Las Vegas Sands LLC	LIBOR 1 M + 1.750%	4.250	03/27/25	1,363,560
989,924	i	Prime Security Services Borrower LLC	LIBOR 1 M + 2.750%	5.250	05/02/22	978,422
99,000	i	Sarbacane Bidco, Inc	LIBOR 1 M + 3.000%	5.500	01/29/25	97,391
1

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$3,381,436	i	Scientific Games International, Inc	LIBOR 1 and 2 M + 2.750%	5.330%	08/14/24	$3,289,664
2,117,580	i	Sterling Midco Holdings, Inc	LIBOR 1 M + 3.500%	6.000	06/19/24	2,032,877
		TOTAL CONSUMER SERVICES				19,507,211

ENERGY - 0.0%
235,000	i	California Resources Corp	LIBOR 1 M + 10.375%	12.870	12/31/21	247,486
500,000	i	Ultra Resources, Inc	LIBOR 1 M + 4.000%	6.490	04/12/24	431,875
		TOTAL ENERGY				679,361

FOOD & STAPLES RETAILING - 0.0%
74,670	i	Albertsons LLC	LIBOR 1 M + 3.000%	5.480	06/22/23	73,952
124,960	i	Albertsons LLC	LIBOR 1 M + 3.000%	5.499	11/17/25	123,266
505,194	i	YUM! Brands	LIBOR 1 M + 1.750%	4.230	04/03/25	501,192
		TOTAL FOOD & STAPLES RETAILING				698,410

FOOD, BEVERAGE & TOBACCO - 0.0%
494,915	i	Hostess Brands LLC	LIBOR 1 and 3 M + 2.250%	4.990	08/03/22	480,315
714,273	i	Post Holdings, Inc	LIBOR 1 M + 2.000%	4.490	05/24/24	707,244
		TOTAL FOOD, BEVERAGE & TOBACCO				1,187,559

HEALTH CARE EQUIPMENT & SERVICES - 0.2%
3,000,000	h,i	Auris Luxembourg III Sarl	LIBOR 1 M + 3.750%	6.250	02/27/26	2,993,760
2,992,500	i	Envision Healthcare Corp	LIBOR 1 M + 3.750%	6.250	10/10/25	2,795,504
2,502,357	i	Gentiva Health Services, Inc	LIBOR 1 M + 3.750%	6.250	07/02/25	2,505,485
260,428	i	Greatbatch Ltd	LIBOR 1 M + 3.000%	5.490	10/27/22	260,347
13,696	i	Heartland Dental LLC	LIBOR 1 and 3 M + 3.750%	6.162	04/30/25	13,272
714,851	i	Heartland Dental LLC	LIBOR 1 M + 3.750%	6.250	04/30/25	692,734
617,320	i	NMN Holdings III Corp	LIBOR 2 M + 3.750%	6.320	11/13/25	609,604
2,493,750	i	RegionalCare Hospital Partners Holdings, Inc	LIBOR 1 M + 4.500%	6.980	11/16/25	2,463,750
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				12,334,456

INSURANCE - 0.1%
1,389,500	i	Acrisure LLC	LIBOR 3 M + 3.750%	6.380	11/22/23	1,368,074
2,977,500	i	Asurion LLC	LIBOR 1 M + 3.000%	5.500	11/03/24	2,953,561
98,737	i	NFP Corp	LIBOR 1 M + 3.000%	5.500	01/05/24	95,035
		TOTAL INSURANCE				4,416,670

MATERIALS - 0.2%
925,403	i	Berry Global, Inc	LIBOR 2 M + 2.000%	4.610	10/03/22	918,462
93,910	i	Crown Americas LLC	LIBOR 1 M + 2.000%	4.480	04/03/25	94,045
646,750	i	Flex Acquisition Co Inc	LIBOR 1 and 3 M + 3.250%	5.880	06/30/25	625,731
1,372,896	i	H.B. Fuller Co	LIBOR 1 M + 2.000%	4.490	10/21/24	1,346,729
1,775,000	i	Messer Industries USA, Inc	LIBOR 3 M + 2.500%	5.100	03/01/26	1,736,181
992,443	i	Plastipak Holdings, Inc	LIBOR 1 M + 2.500%	5.000	10/15/24	974,301
979,977	i	Plaze, Inc	LIBOR 1 M + 3.500%	5.990	07/29/22	971,403
240,385	i	Quikrete Holdings, Inc	LIBOR 1 M + 2.750%	5.250	11/15/23	234,332
1,300,000	i	Starfruit US Holdco LLC	LIBOR 1 M + 3.250%	5.740	10/01/25	1,279,694
2

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$487,388	i	Tronox Blocked Borrower LLC	LIBOR 1 M + 3.000%	5.500%	09/23/24	$484,800
1,052,607	i	Tronox Finance LLC	LIBOR 1 M + 3.000%	5.500	09/23/24	1,047,018
767,318	i	Univar USA, Inc	LIBOR 1 M + 2.250%	4.750	07/01/24	757,727
		TOTAL MATERIALS				10,470,423

MEDIA & ENTERTAINMENT - 0.1%
245,000	i	AMC Entertainment Holdings, Inc	LIBOR 1 M + 2.250%	4.730	12/15/23	244,755
1,141,288	i	CDS US Intermediate Holdings, Inc	LIBOR 1 and 3 M + 3.750%	6.250	07/08/22	1,045,226
1,439,009	i	Lions Gate Capital Holdings LLC	LIBOR 1 M + 2.250%	4.750	03/24/25	1,417,424
1,392,911	i	Nielsen Finance LLC	LIBOR 1 M + 2.000%	4.490	10/04/23	1,365,833
1,450,939	i	Univision Communications, Inc	LIBOR 1 M + 2.750%	5.250	03/15/24	1,364,883
		TOTAL MEDIA & ENTERTAINMENT				5,438,121

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
615,625	i	Alphabet Holding Co, Inc	LIBOR 1 M + 3.500%	6.000	09/26/24	569,841
997,462	i	Endo Luxembourg Finance I Co Sarl	LIBOR 1 M + 4.250%	6.750	04/29/24	977,353
1,583,159	i	Horizon Pharma, Inc	LIBOR 1 M + 3.000%	5.500	03/29/24	1,581,861
625,354	i	Mallinckrodt International Finance S.A.	LIBOR 3 M + 3.000%	5.690	02/24/25	588,352
68,912	i	Quintiles IMS, Inc	LIBOR 3 M + 2.000%	4.600	03/07/24	68,553
2,698,892	i	Valeant Pharmaceuticals International, Inc	LIBOR 1 M + 3.000%	5.480	06/02/25	2,679,622
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				6,465,582

REAL ESTATE - 0.1%
2,487,500	i	DTZ US Borrower LLC	LIBOR 1 M + 3.250%	5.750	08/21/25	2,462,625
2,480,818	i	MGM Growth Properties LLC	LIBOR 1 M + 2.000%	4.500	03/23/25	2,444,499
		TOTAL REAL ESTATE				4,907,124

RETAILING - 0.0%
482,516	i	Academy Ltd	LIBOR 1 M + 4.000%	6.490	07/01/22	345,964
322,010	i	Avis Budget Car Rental LLC	LIBOR 1 M + 2.000%	4.500	02/13/25	314,765
942,217	i	PetSmart, Inc	LIBOR 1 M + 3.000%	5.490	03/11/22	843,878
500,000	h,i	Shutterfly, Inc	LIBOR 1 M + 2.750%	5.250	08/19/24	491,405
992,462	i	Staples, Inc	LIBOR 1 M + 4.000%	6.490	09/12/24	983,421
		TOTAL RETAILING				2,979,433

SOFTWARE & SERVICES - 0.1%
2,425,000	i	Dun & Bradstreet Corp	LIBOR 1 M + 5.000%	7.490	02/06/26	2,391,656
620,307	i	First Data Corp	LIBOR 1 M + 2.000%	4.490	07/08/22	618,744
1,139,915	i	First Data Corp	LIBOR 1 M + 2.000%	4.486	04/26/24	1,136,336
476,519	i	Leidos, Inc	LIBOR 1 M + 1.750%	4.250	08/22/25	474,584
1,214,746	i	NeuStar, Inc	LIBOR 1 M + 3.500%	6.000	08/08/24	1,168,683
		TOTAL SOFTWARE & SERVICES				5,790,003

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
375,000	h,i	CommScope, Inc	LIBOR 3 M + 3.250%	4.250	02/06/26	374,374
3,376,622	i	Dell International LLC	LIBOR 1 M + 2.000%	4.500	09/07/23	3,335,731
254,521	i	MTS Systems Corp	LIBOR 1 M + 3.250%	5.740	07/05/23	251,976
919,069	i	Plantronics, Inc	LIBOR 1 M + 2.500%	5.000	07/02/25	900,687
2,000,000	h,i	VeriFone Systems, Inc	LIBOR 3 M + 4.000%	6.680	08/20/25	1,967,500
243,748	i	Western Digital Corp	LIBOR 1 M + 1.750%	4.250	04/29/23	236,943
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				7,067,211
3

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
TELECOMMUNICATION SERVICES - 0.0%
$1,389,340	i	CNT Holdings III Corp	LIBOR 1 M + 3.250%	5.750%	01/22/23	$1,365,902
		TOTAL TELECOMMUNICATION SERVICES				1,365,902

TRANSPORTATION - 0.1%
1,484,848	i	American Airlines, Inc	LIBOR 1 M + 2.000%	4.480	12/14/23	1,455,152
476,592	i	Kenan Advantage Group, Inc	LIBOR 1 M + 3.000%	5.499	07/29/22	467,537
2,004,143	i	Kenan Advantage Group, Inc	LIBOR 1 M + 3.000%	5.500	08/01/22	1,966,065
1,687,089	i	Vouvray US Finance, LLC	LIBOR 1 M + 3.000%	5.500	03/11/24	1,571,101
		TOTAL TRANSPORTATION				5,459,855

UTILITIES - 0.1%
992,268	i	Calpine Corp	LIBOR 3 M + 2.500%	5.110	01/15/24	981,621
1,500,000	h,i	Talen Energy Supply LLC	LIBOR 1 M + 4.000%	6.500	04/15/24	1,484,070
795,964	i	Vistra Operations Co LLC	LIBOR 1 M + 2.000%	4.500	08/04/23	786,118
743,132	i	Vistra Operations Co LLC	LIBOR 1 M + 2.000%	4.482	12/31/25	731,242
		TOTAL UTILITIES				3,983,051

		TOTAL BANK LOAN OBLIGATIONS				121,441,872
		(Cost $123,633,297)

BONDS - 95.8%

CORPORATE BONDS - 32.8%

AUTOMOBILES & COMPONENTS - 0.3%
1,000,000		Aptiv plc		4.350	03/15/29	1,015,887
450,000	g	Dana Financing Luxembourg Sarl		6.500	06/01/26	459,000
3,550,000		General Motors Co		4.200	10/01/27	3,407,376
1,700,000		General Motors Co		6.600	04/01/36	1,780,637
825,000		General Motors Co		6.250	10/02/43	825,574
2,050,000		General Motors Co		5.200	04/01/45	1,829,233
475,000		General Motors Co		6.750	04/01/46	495,271
3,000,000	g	Hyundai Capital America		3.950	02/01/22	3,042,885
2,000,000	g	Hyundai Capital America		2.750	09/27/26	1,835,038
1,750,000		Magna International, Inc		3.625	06/15/24	1,781,166
1,875,000	g	Nemak SAB de C.V.		4.750	01/23/25	1,828,125
1,000,000	g,h	Panther BF Aggregator 2 LP		8.500	05/15/27	1,002,500
		TOTAL AUTOMOBILES & COMPONENTS				19,302,692

BANKS - 6.5%
1,900,000	g	Akbank TAS		7.200	03/16/27	1,627,899
2,000,000	g	Akbank Turk AS.		6.797	04/27/28	1,645,704
2,000,000	g	Banco de Bogota S.A.		4.375	08/03/27	1,972,520
7,200,000	g	Banco del Estado de Chile		2.668	01/08/21	7,110,072
2,000,000	g	Banco Internacional del Peru SAA Interbank		3.375	01/18/23	1,987,700
2,000,000		Banco Santander S.A.		3.125	02/23/23	1,978,924
1,200,000		Banco Santander S.A.		3.800	02/23/28	1,164,554
9,475,000		Bank of America Corp		2.151	11/09/20	9,379,511
25,000,000		Bank of America Corp		3.550	03/05/24	25,391,604
4

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$15,000,000		Bank of America Corp	3.864%	07/23/24	$15,414,705
2,450,000		Bank of America Corp	3.875	08/01/25	2,538,323
10,450,000		Bank of America Corp	3.248	10/21/27	10,240,381
3,075,000		Bank of America Corp	3.419	12/20/28	3,009,663
3,375,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	09/08/19	3,368,436
2,100,000		Barclays plc	4.338	05/16/24	2,124,176
1,700,000		Barclays plc	3.650	03/16/25	1,657,150
3,000,000	g	BNG Bank NV	3.000	09/20/23	3,071,598
5,845,000		Capital One Bank USA NA	2.650	08/08/22	5,777,210
1,068,000		Capital One Bank USA NA	3.375	02/15/23	1,067,927
4,330,000		Capital One NA	2.350	01/31/20	4,308,244
10,000,000		Citigroup, Inc	4.044	06/01/24	10,336,300
10,975,000		Citigroup, Inc	3.200	10/21/26	10,758,138
2,200,000		Citigroup, Inc	4.300	11/20/26	2,237,709
6,800,000		Citigroup, Inc	3.668	07/24/28	6,789,360
2,225,000		Citizens Bank NA	2.650	05/26/22	2,206,970
375,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	382,013
2,700,000	g	Cooperatieve Rabobank UA	3.875	09/26/23	2,781,119
4,775,000		Cooperatieve Rabobank UA	3.750	07/21/26	4,712,730
1,250,000	g	Credit Agricole S.A.	2.500	04/15/19	1,249,875
1,425,000	g	Credit Agricole S.A.	2.375	07/01/21	1,409,412
7,475,000	g	Credit Agricole S.A.	3.250	10/04/24	7,351,442
1,525,000	g	DBS Group Holdings Ltd	4.520	12/11/28	1,579,316
1,000,000		Discover Bank	3.200	08/09/21	1,004,897
5,400,000		Discover Bank	3.450	07/27/26	5,233,745
4,625,000		HSBC Holdings plc	2.650	01/05/22	4,584,796
2,050,000		HSBC Holdings plc	3.262	03/13/23	2,055,685
1,475,000		HSBC Holdings plc	3.033	11/22/23	1,467,857
1,250,000		HSBC Holdings plc	3.900	05/25/26	1,266,602
14,000,000		HSBC Holdings plc	4.292	09/12/26	14,446,812
2,300,000		HSBC Holdings plc	4.375	11/23/26	2,357,851
2,025,000		HSBC Holdings plc	4.041	03/13/28	2,042,184
4,100,000		Huntington National Bank	2.500	08/07/22	4,060,884
2,075,000	g	ING Groep NV	4.625	01/06/26	2,178,123
3,000,000	g	Intercorp Financial Services, Inc	4.125	10/19/27	2,928,000
8,700,000		JPMorgan Chase & Co	2.750	06/23/20	8,705,307
3,425,000		JPMorgan Chase & Co	2.776	04/25/23	3,406,873
20,000,000		JPMorgan Chase & Co	3.797	07/23/24	20,545,367
5,250,000		JPMorgan Chase & Co	3.200	06/15/26	5,220,091
3,975,000		JPMorgan Chase & Co	2.950	10/01/26	3,887,380
13,000,000		JPMorgan Chase & Co	4.203	07/23/29	13,574,179
1,825,000		JPMorgan Chase & Co	3.882	07/24/38	1,793,827
17,000,000		JPMorgan Chase Bank NA	3.086	04/26/21	17,046,717
2,945,000		KeyBank NA	2.500	12/15/19	2,940,423
900,000	g	Macquarie Bank Ltd	2.600	06/24/19	899,637
2,550,000		Manufacturers & Traders Trust Co	2.100	02/06/20	2,537,635
10,000,000		Mitsubishi UFJ Financial Group, Inc	3.761	07/26/23	10,272,498
2,700,000		Mitsubishi UFJ Financial Group, Inc	3.741	03/07/29	2,772,218
4,175,000	g	Mitsubishi UFJ Trust & Banking Corp	2.450	10/16/19	4,167,348
1,550,000		MUFG Americas Holdings Corp	3.500	06/18/22	1,574,459
4,150,000		PNC Bank NA	2.600	07/21/20	4,146,914
1,800,000		PNC Bank NA	2.450	11/05/20	1,793,001
5

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,750,000		PNC Bank NA	2.700%	11/01/22	$1,742,164
1,500,000		PNC Financial Services Group, Inc	3.900	04/29/24	1,550,553
10,000,000	g	Royal Bank of Canada	3.350	10/22/21	10,181,590
5,100,000		Royal Bank of Canada	3.700	10/05/23	5,271,685
5,000,000		Royal Bank of Scotland Group plc	3.498	05/15/23	4,966,194
3,125,000		Santander Holdings USA, Inc	3.400	01/18/23	3,127,487
1,525,000		Santander Holdings USA, Inc	4.400	07/13/27	1,512,748
3,600,000	g	Skandinaviska Enskilda Banken AB	2.625	11/17/20	3,582,792
1,700,000		Sumitomo Mitsui Banking Corp	2.450	01/16/20	1,695,659
8,150,000		Sumitomo Mitsui Financial Group, Inc	2.442	10/19/21	8,057,053
1,675,000		SunTrust Bank	2.900	03/03/21	1,679,415
10,000,000		SunTrust Bank	3.689	08/02/24	10,259,909
1,800,000		SunTrust Bank	4.050	11/03/25	1,897,688
1,075,000		SunTrust Banks, Inc	2.750	05/01/23	1,066,695
3,350,000		Toronto-Dominion Bank	1.850	09/11/20	3,314,049
1,300,000		Toronto-Dominion Bank	3.625	09/15/31	1,284,856
2,500,000	g	Turkiye Garanti Bankasi AS.	6.125	05/24/27	2,111,700
2,300,000	g	Turkiye Is Bankasi	6.125	04/25/24	1,954,851
1,050,000	g	UBS AG.	2.450	12/01/20	1,043,844
9,100,000		Wells Fargo Bank NA	3.325	07/23/21	9,160,657
5,100,000		Westpac Banking Corp	4.322	11/23/31	5,058,679
2,400,000	g	Yapi ve Kredi Bankasi AS.	5.850	06/21/24	2,067,674
		TOTAL BANKS			388,129,937

CAPITAL GOODS - 0.8%
5,000,000	g	Adani Ports & Special Economic Zone Ltd	3.950	01/19/22	5,014,300
450,000	g	Anixter, Inc	6.000	12/01/25	472,500
675,000	g	Cleaver-Brooks, Inc	7.875	03/01/23	624,375
225,000	g	Cloud Crane LLC	10.125	08/01/24	241,875
1,000,000		General Electric Co	4.125	10/09/42	869,302
2,500,000		Illinois Tool Works, Inc	2.650	11/15/26	2,465,956
7,000,000		John Deere Capital Corp	3.650	10/12/23	7,260,401
1,550,000		Johnson Controls International plc	4.250	03/01/21	1,585,521
1,350,000		Lam Research Corp	3.750	03/15/26	1,374,950
1,525,000		Lam Research Corp	4.000	03/15/29	1,555,476
2,075,000		Lockheed Martin Corp	2.500	11/23/20	2,068,769
1,625,000	g	Molex Electronic Technologies LLC	2.878	04/15/20	1,622,227
2,503,000	g	Molex Electronic Technologies LLC	3.900	04/15/25	2,526,415
1,600,000		Mosaic Co	4.875	11/15/41	1,542,815
2,500,000		Roper Technologies, Inc	3.800	12/15/26	2,531,237
790,000	g	Stena AB	7.000	02/01/24	759,387
950,000		Textron, Inc	3.875	03/01/25	957,305
250,000		Trimble, Inc	4.900	06/15/28	255,642
4,600,000		United Technologies Corp	2.800	05/04/24	4,544,539
6,300,000		United Technologies Corp	4.125	11/16/28	6,565,867
4,850,000		United Technologies Corp	4.450	11/16/38	5,021,913
		TOTAL CAPITAL GOODS			49,860,772

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
2,200,000		AECOM	5.125	03/15/27	2,125,750
2,222,408	g	British Airways	3.800	09/20/31	2,263,967
6

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$2,000,000	g,i	Nakama Re Ltd	LIBOR 6 M + 2.200%	4.841%	10/13/21	$1,987,400
2,467,000	g	Prime Security Services Borrower LLC		9.250	05/15/23	2,590,350
5,125,000	g,h	Prime Security Services Borrower LLC		5.750	04/15/26	5,125,000
3,400,000		Republic Services, Inc		3.550	06/01/22	3,476,578
2,225,000		Republic Services, Inc		2.900	07/01/26	2,179,231
100,000	g	Ritchie Bros Auctioneers, Inc		5.375	01/15/25	101,875
1,150,000		United Rentals North America, Inc		5.500	07/15/25	1,175,875
1,000,000		United Rentals North America, Inc		5.875	09/15/26	1,033,750
1,800,000		Waste Management, Inc		2.900	09/15/22	1,806,728
3,025,000		Waste Management, Inc		3.150	11/15/27	3,017,484
500,000		Waste Management, Inc		3.900	03/01/35	501,727
550,000		Waste Management, Inc		4.100	03/01/45	568,473
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				27,954,188

CONSUMER DURABLES & APPAREL - 0.1%
1,575,000		Leggett & Platt, Inc		4.400	03/15/29	1,590,543
800,000		Lennar Corp		4.500	04/30/24	811,360
650,000	g	LGI Homes, Inc		6.875	07/15/26	648,375
3,700,000		Newell Rubbermaid, Inc		4.200	04/01/26	3,533,976
		TOTAL CONSUMER DURABLES & APPAREL				6,584,254

CONSUMER SERVICES - 0.4%
500,000		ADT Corp		4.125	06/15/23	482,250
16,500,000	g	Anheuser-Busch Cos LLC		3.650	02/01/26	16,560,625
200,000		Boyd Gaming Corp		6.375	04/01/26	207,000
540,000		Boyd Gaming Corp		6.000	08/15/26	553,500
1,500,000		George Washington University		3.545	09/15/46	1,448,816
540,000	g	International Game Technology plc		6.250	01/15/27	553,500
1,025,000		Sands China Ltd		5.125	08/08/25	1,068,804
1,400,000		Sands China Ltd		5.400	08/08/28	1,467,945
700,000	g	ServiceMaster Co LLC		5.125	11/15/24	702,625
600,000		Speedway Motorsports, Inc		5.125	02/01/23	604,500
1,600,000		Trustees of Dartmouth College		3.474	06/01/46	1,572,905
		TOTAL CONSUMER SERVICES				25,222,470

DIVERSIFIED FINANCIALS - 3.5%
1,720,000		AerCap Ireland Capital DAC		3.500	01/15/25	1,659,783
600,000		AerCap Ireland Capital Ltd		5.000	10/01/21	622,663
5,025,000		American Express Co		3.000	02/22/21	5,050,864
3,375,000		American Express Co		2.500	08/01/22	3,336,716
2,000,000		American Express Credit Corp		3.300	05/03/27	2,027,569
1,700,000		Ameriprise Financial, Inc		3.000	03/22/22	1,710,092
1,750,000		Australia & New Zealand Banking Group Ltd		2.625	05/19/22	1,739,699
800,000	g	Avolon Holdings Funding Ltd		5.125	10/01/23	814,000
3,750,000		Bank of Montreal		3.803	12/15/32	3,626,250
580,000		Bank of New York Mellon Corp		5.450	05/15/19	581,920
2,525,000	g	Bayer US Finance LLC		2.375	10/08/19	2,516,632
455,000	g	BBVA Bancomer S.A.		5.350	11/12/29	436,390
2,850,000	g	BBVA Bancomer S.A.		5.125	01/18/33	2,620,575
3,075,000		Berkshire Hathaway, Inc		3.125	03/15/26	3,108,790
775,000	g	BPCE S.A.		4.000	09/12/23	786,668
1,825,000	g	BPCE S.A.		4.625	07/11/24	1,861,212
7

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$600,000	g	BPCE S.A.	4.500%	03/15/25	$603,692
8,670,000	g	Canadian Imperial Bank of Commerce	3.150	06/27/21	8,776,048
3,600,000		Capital One Financial Corp	3.900	01/29/24	3,680,500
1,900,000	g	Comcel Trust	6.875	02/06/24	1,973,625
2,500,000	g	Credit Suisse Group AG.	2.997	12/14/23	2,457,465
2,475,000	g	Credit Suisse Group AG.	4.282	01/09/28	2,505,468
3,950,000		Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	4,013,343
1,650,000		Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	1,663,531
3,275,000		Deutsche Bank AG.	3.950	02/27/23	3,232,378
2,075,000		Ford Motor Credit Co LLC	3.096	05/04/23	1,946,649
5,000,000		Ford Motor Credit Co LLC	3.664	09/08/24	4,610,450
2,775,000		Ford Motor Credit Co LLC	3.815	11/02/27	2,418,402
7,700,000		GE Capital International Funding Co	3.373	11/15/25	7,476,704
3,750,000		GE Capital International Funding Co	4.418	11/15/35	3,474,950
232,000		General Electric Capital Corp	6.875	01/10/39	274,712
2,050,000		General Motors Financial Co, Inc	3.950	04/13/24	2,029,927
5,000,000		Goldman Sachs Group, Inc	3.625	02/20/24	5,052,435
4,650,000		Goldman Sachs Group, Inc	3.500	01/23/25	4,637,163
11,350,000		Goldman Sachs Group, Inc	3.691	06/05/28	11,238,380
3,900,000		Goldman Sachs Group, Inc	3.814	04/23/29	3,866,217
1,900,000		Goldman Sachs Group, Inc	4.017	10/31/38	1,821,922
600,000		Goldman Sachs Group, Inc	4.800	07/08/44	635,799
900,000		Icahn Enterprises LP	6.250	02/01/22	923,265
6,675,000	g	ICICI Bank Ltd	3.800	12/14/27	6,492,826
1,900,000		International Lease Finance Corp	5.875	08/15/22	2,049,123
1,100,000		Jefferies Group LLC	4.150	01/23/30	1,008,142
350,000		Legg Mason, Inc	2.700	07/15/19	349,776
475,000		Legg Mason, Inc	3.950	07/15/24	480,813
2,400,000		Morgan Stanley	3.125	01/23/23	2,408,330
6,000,000		Morgan Stanley	3.737	04/24/24	6,123,694
5,475,000		Morgan Stanley	3.700	10/23/24	5,573,585
11,575,000		Morgan Stanley	3.125	07/27/26	11,282,955
2,900,000		Morgan Stanley	4.431	01/23/30	3,060,939
2,000,000		National Rural Utilities Cooperative Finance Corp	3.400	02/07/28	2,030,318
135,000		Navient Corp	6.625	07/26/21	141,075
1,525,000	g	Quicken Loans, Inc	5.250	01/15/28	1,427,781
7,400,000		Shire Acquisitions Investments Ireland DAC	3.200	09/23/26	7,155,645
1,100,000	g	Swiss Re Finance Luxembourg SA	5.000	04/02/49	1,114,636
1,800,000		Synchrony Financial	4.250	08/15/24	1,811,827
2,075,000		TD Ameritrade Holding Corp	3.300	04/01/27	2,084,954
1,650,000	g	UBS Group Funding Jersey Ltd	2.950	09/24/20	1,649,653
5,075,000	g	UBS Group Funding Switzerland AG.	2.859	08/15/23	5,001,615
3,075,000		Unilever Capital Corp	2.900	05/05/27	3,030,299
11,475,000		Wells Fargo & Co	2.625	07/22/22	11,393,727
3,650,000		Wells Fargo & Co	3.750	01/24/24	3,757,472
2,300,000		Wells Fargo & Co	3.550	09/29/25	2,341,159
6,050,000		Wells Fargo & Co	3.000	04/22/26	5,916,650
5,525,000		Wells Fargo & Co	4.150	01/24/29	5,777,468
		TOTAL DIVERSIFIED FINANCIALS			205,277,310
8

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
ENERGY - 3.4%
$1,450,000	g	Abu Dhabi Crude Oil Pipeline LLC	4.600%	11/02/47	$1,496,026
875,000		AmeriGas Partners LP	5.625	05/20/24	889,219
1,075,000		AmeriGas Partners LP	5.875	08/20/26	1,073,656
2,050,000		Anadarko Petroleum Corp	5.550	03/15/26	2,237,680
1,950,000		Anadarko Petroleum Corp	4.500	07/15/44	1,840,784
875,000		Andeavor Logistics LP	4.250	12/01/27	881,504
1,000,000		Andeavor Logistics LP	5.200	12/01/47	1,001,320
1,300,000	g	Antero Midstream Partners LP	5.750	03/01/27	1,319,500
1,300,000		Apache Corp	4.750	04/15/43	1,227,486
500,000	g	APT Pipelines Ltd	4.250	07/15/27	507,097
1,100,000	g	Archrock Partners LP / Archrock Partners Finance Corp	6.875	04/01/27	1,121,670
1,200,000		BP Capital Markets America, Inc	2.520	09/19/22	1,188,870
2,200,000		BP Capital Markets America, Inc	3.796	09/21/25	2,282,201
3,000,000		BP Capital Markets America, Inc	3.588	04/14/27	3,050,190
7,050,000		BP Capital Markets plc	3.279	09/19/27	7,024,534
74,000	g	California Resources Corp	8.000	12/15/22	58,112
58,000	†	California Resources Corp	6.000	11/15/24	38,860
275,000		Calumet Specialty Products Partners LP	6.500	04/15/21	269,500
2,000,000		Calumet Specialty Products Partners LP	7.625	01/15/22	1,850,000
2,050,000		Cenovus Energy, Inc	4.450	09/15/42	1,815,743
1,000,000	g	Cheniere Energy Partners LP	5.625	10/01/26	1,025,000
4,467,000		Cimarex Energy Co	3.900	05/15/27	4,458,349
2,700,000		Cimarex Energy Co	4.375	03/15/29	2,780,496
2,200,000	g	Colonial Pipeline Co	4.250	04/15/48	2,223,117
4,175,000		Concho Resources, Inc	3.750	10/01/27	4,144,621
5,000,000		Continental Resources, Inc	4.375	01/15/28	5,141,764
1,125,000		Crestwood Midstream Partners LP	5.750	04/01/25	1,153,125
1,500,000	g	Denbury Resources, Inc	7.500	02/15/24	1,280,625
2,000,000		Ecopetrol S.A.	5.375	06/26/26	2,155,000
1,850,000		Ecopetrol S.A.	5.875	05/28/45	1,917,062
5,000,000		Enbridge, Inc	3.700	07/15/27	4,989,822
2,475,000		Energy Transfer Operating LP	5.250	04/15/29	2,658,229
2,700,000		Energy Transfer Operating LP	6.250	04/15/49	3,026,145
4,775,000		Energy Transfer Partners LP	4.750	01/15/26	4,989,815
1,250,000		Enterprise Products Operating LLC	3.700	02/15/26	1,281,103
5,000,000		Enterprise Products Operating LLC	4.150	10/16/28	5,265,914
1,425,000		Enterprise Products Operating LLC	4.250	02/15/48	1,397,915
472,000	†,g	EP Energy LLC	9.375	05/01/24	167,560
1,400,000		Exterran Partners LP	6.000	04/01/21	1,398,950
1,425,000		Exterran Partners LP	6.000	10/01/22	1,435,687
3,000,000	g	Gazprom OAO Via Gaz Capital S.A.	5.150	02/11/26	3,050,853
1,100,000		Genesis Energy LP	6.500	10/01/25	1,069,750
2,125,000		Genesis Energy LP	6.250	05/15/26	2,008,125
1,450,000	g	Hess Infrastructure Partners LP	5.625	02/15/26	1,475,375
1,200,000	g	KazMunayGas National Co JSC	5.375	04/24/30	1,257,946
1,250,000		Kinder Morgan Energy Partners LP	5.400	09/01/44	1,326,011
535,000		Kinder Morgan, Inc	5.300	12/01/34	580,273
1,250,000		Marathon Oil Corp	2.700	06/01/20	1,244,289
2,000,000		Marathon Oil Corp	4.400	07/15/27	2,060,362
3,500,000		MPLX LP	4.125	03/01/27	3,524,890
2,075,000		MPLX LP	4.000	03/15/28	2,063,024
2,175,000		MPLX LP	4.500	04/15/38	2,070,929
9

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,175,000		MPLX LP	4.700%	04/15/48	$2,086,230
125,000		Murphy Oil Corp	6.875	08/15/24	132,346
200,000		Murphy Oil USA, Inc	5.625	05/01/27	207,000
300,000		Noble Energy, Inc	3.900	11/15/24	302,978
8,000,000		Noble Energy, Inc	3.850	01/15/28	7,887,321
2,200,000		Noble Energy, Inc	5.050	11/15/44	2,189,527
500,000		Noble Energy, Inc	4.950	08/15/47	494,707
1,000,000	g	Oasis Petroleum, Inc	6.250	05/01/26	952,500
700,000		ONE Gas, Inc	3.610	02/01/24	719,529
2,300,000		ONEOK, Inc	4.000	07/13/27	2,306,466
4,750,000		ONEOK, Inc	4.350	03/15/29	4,834,848
2,000,000	g	Pertamina Persero PT	5.625	05/20/43	2,072,392
2,425,000	g	Peru LNG Srl	5.375	03/22/30	2,522,000
600,000		Petrobras Global Finance BV	5.299	01/27/25	608,706
1,167,000		Petrobras Global Finance BV	5.999	01/27/28	1,181,004
2,000,000		Petrobras Global Finance BV	6.900	03/19/49	1,978,800
2,050,000		Petroleos Mexicanos	6.375	02/04/21	2,125,850
2,050,000		Petroleos Mexicanos	3.500	01/30/23	1,957,955
2,550,000		Petroleos Mexicanos	6.500	03/13/27	2,560,735
2,100,000		Petroleos Mexicanos	5.350	02/12/28	1,948,800
6,000,000		Phillips 66	3.900	03/15/28	6,110,113
2,125,000		Phillips 66 Partners LP	3.550	10/01/26	2,088,066
5,000,000		Phillips 66 Partners LP	3.750	03/01/28	4,930,915
775,000		Phillips 66 Partners LP	4.680	02/15/45	760,728
950,000		Phillips 66 Partners LP	4.900	10/01/46	968,704
615,000		Pioneer Natural Resources Co	7.500	01/15/20	636,395
2,125,000		Pioneer Natural Resources Co	3.450	01/15/21	2,147,323
450,000		Range Resources Corp	5.750	06/01/21	456,750
450,000		Regency Energy Partners LP	4.500	11/01/23	469,001
2,500,000	g	Reliance Industries Ltd	3.667	11/30/27	2,433,040
3,125,000		Sabine Pass Liquefaction LLC	4.200	03/15/28	3,153,305
1,325,000		Shell International Finance BV	3.250	05/11/25	1,350,241
1,750,000		Shell International Finance BV	4.000	05/10/46	1,825,819
1,125,000		SM Energy Co	6.625	01/15/27	1,068,750
1,000,000		Southwestern Energy Co	7.500	04/01/26	1,020,000
1,250,000		Spectra Energy Partners LP	3.500	03/15/25	1,250,769
1,975,000		Sunoco Logistics Partners Operations LP	4.000	10/01/27	1,960,346
1,500,000	g	Sunoco LP / Sunoco Finance Corp	6.000	04/15/27	1,503,750
125,000		Targa Resources Partners LP	5.125	02/01/25	127,500
475,000	g	Targa Resources Partners LP	5.875	04/15/26	502,075
300,000	g	Targa Resources Partners LP	6.500	07/15/27	323,625
950,000	g	Targa Resources Partners LP	6.875	01/15/29	1,034,312
90,000		Tesoro Logistics LP	6.375	05/01/24	94,275
550,000		Tesoro Logistics LP	5.250	01/15/25	571,170
5,800,000		TransCanada PipeLines Ltd	4.250	05/15/28	6,057,252
519,750	g	Transocean Guardian Ltd	5.875	01/15/24	527,546
614,250	g	Transocean Pontus Ltd	6.125	08/01/25	621,928
175,000	g	Transocean, Inc	7.500	01/15/26	172,812
1,500,000	g	Tullow Oil plc	7.000	03/01/25	1,508,925
1,260,000		USA Compression Partners LP	6.875	04/01/26	1,288,350
500,000	g	USA Compression Partners LP	6.875	09/01/27	508,125
480,000		Vale Overseas Ltd	6.875	11/21/36	548,400
10

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,175,000		Valero Energy Partners LP	4.500%	03/15/28	$2,251,685
1,350,000		Western Gas Partners LP	3.950	06/01/25	1,331,573
1,050,000		Western Gas Partners LP	4.650	07/01/26	1,064,403
400,000		Whiting Petroleum Corp	6.625	01/15/26	392,000
850,000		Williams Partners LP	3.600	03/15/22	862,175
625,000		Williams Partners LP	4.900	01/15/45	625,133
2,100,000	g	YPF S.A.	6.950	07/21/27	1,864,800
		TOTAL ENERGY			201,277,851

FOOD & STAPLES RETAILING - 1.4%
255,000		Albertsons Cos LLC	6.625	06/15/24	257,550
13,275,000		CVS Health Corp	3.700	03/09/23	13,487,128
5,425,000		CVS Health Corp	2.875	06/01/26	5,135,870
17,825,000		CVS Health Corp	4.300	03/25/28	18,078,050
7,250,000		CVS Health Corp	4.780	03/25/38	7,190,098
1,450,000		CVS Health Corp	5.050	03/25/48	1,461,504
1,600,000		Ingles Markets, Inc	5.750	06/15/23	1,630,000
1,750,000		Kroger Co	3.700	08/01/27	1,722,938
1,050,000		Kroger Co	4.500	01/15/29	1,075,048
2,200,000		Walgreens Boots Alliance, Inc	3.450	06/01/26	2,154,711
15,000,000		Walmart, Inc	3.400	06/26/23	15,470,578
11,550,000		Walmart, Inc	3.700	06/26/28	12,160,356
2,175,000		Walmart, Inc	3.950	06/28/38	2,288,984
		TOTAL FOOD & STAPLES RETAILING			82,112,815

FOOD, BEVERAGE & TOBACCO - 0.9%
1,725,000		Altria Group, Inc	4.400	02/14/26	1,776,706
1,500,000		Altria Group, Inc	4.800	02/14/29	1,547,828
2,700,000		Altria Group, Inc	5.950	02/14/49	2,896,872
1,636,000		Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	1,633,543
1,575,000		Anheuser-Busch InBev Finance, Inc	3.300	02/01/23	1,598,198
2,850,000		Anheuser-Busch InBev Worldwide, Inc	4.150	01/23/25	2,971,451
7,050,000		Anheuser-Busch InBev Worldwide, Inc	4.750	01/23/29	7,507,017
2,575,000		Anheuser-Busch InBev Worldwide, Inc	5.450	01/23/39	2,789,152
1,300,000		Campbell Soup Co	4.150	03/15/28	1,296,234
2,700,000		ConAgra Brands, Inc	4.850	11/01/28	2,838,351
750,000		Constellation Brands, Inc	4.400	11/15/25	787,917
6,500,000		Constellation Brands, Inc	3.600	02/15/28	6,366,558
2,000,000		Diageo Capital plc	3.500	09/18/23	2,072,608
1,775,000		Diageo Capital plc	3.875	05/18/28	1,877,123
2,000,000	g	Grupo Bimbo SAB de C.V.	4.700	11/10/47	1,935,000
2,675,000	g	Heineken NV	3.500	01/29/28	2,690,722
1,150,000	g	Heineken NV	4.350	03/29/47	1,161,321
5,000,000		Kellogg Co	3.400	11/15/27	4,808,605
1,100,000		PepsiCo, Inc	3.450	10/06/46	1,061,761
200,000		Philip Morris International, Inc	6.375	05/16/38	247,986
1,150,000		Tyson Foods, Inc	3.900	09/28/23	1,185,264
1,500,000		Tyson Foods, Inc	3.550	06/02/27	1,475,958
2,525,000		Tyson Foods, Inc	5.100	09/28/48	2,574,542
		TOTAL FOOD, BEVERAGE & TOBACCO			55,100,717
11

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
HEALTH CARE EQUIPMENT & SERVICES - 0.7%
$4,250,000		Anthem, Inc		3.650%	12/01/27	$4,243,627
5,350,000		Becton Dickinson and Co		3.700	06/06/27	5,335,004
2,100,000		Boston Scientific Corp		4.000	03/01/29	2,167,846
2,100,000		Cardinal Health, Inc		3.410	06/15/27	1,984,688
500,000	g	Change Healthcare Holdings LLC		5.750	03/01/25	494,725
750,000		Covidien International Finance S.A.		3.200	06/15/22	762,761
1,370,000		Dartmouth-Hitchcock Health		4.178	08/01/48	1,396,839
450,000	g	Enterprise Merger Sub, Inc		8.750	10/15/26	401,062
2,000,000		HCA, Inc		5.375	02/01/25	2,120,000
2,815,000		HCA, Inc		5.625	09/01/28	2,976,862
1,250,000		HCA, Inc		5.875	02/01/29	1,346,812
4,900,000		HCA, Inc		5.500	06/15/47	5,228,900
1,425,000	g	MEDNAX, Inc		6.250	01/15/27	1,441,031
228,000		Medtronic, Inc		4.625	03/15/45	260,960
450,000		Tenet Healthcare Corp		8.125	04/01/22	484,132
825,000		Tenet Healthcare Corp		4.625	07/15/24	827,063
325,000	g	Tenet Healthcare Corp		6.250	02/01/27	337,188
450,000		Tenet Healthcare Corp		6.875	11/15/31	423,000
2,640,000		Thermo Fisher Scientific, Inc		2.950	09/19/26	2,546,211
1,525,000		UnitedHealth Group, Inc		2.950	10/15/27	1,498,679
1,375,000		UnitedHealth Group, Inc		3.750	10/15/47	1,338,076
750,000		Zimmer Biomet Holdings, Inc		3.700	03/19/23	757,143
1,470,000		Zimmer Holdings, Inc		3.550	04/01/25	1,450,574
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				39,823,183

INSURANCE - 1.1%
3,900,000		ACE INA Holdings, Inc		2.875	11/03/22	3,932,563
1,100,000	g	Acrisure LLC		8.125	02/15/24	1,139,776
285,000		Aetna, Inc		6.625	06/15/36	338,039
1,700,000		Allstate Corp		3.280	12/15/26	1,725,265
2,400,000		Allstate Corp		5.750	08/15/53	2,442,000
975,000		American Financial Group, Inc		3.500	08/15/26	941,553
2,400,000		American International Group, Inc		3.900	04/01/26	2,417,394
4,725,000		American International Group, Inc		4.200	04/01/28	4,803,706
3,740,000		Aon plc		3.500	06/14/24	3,795,535
1,500,000		Berkshire Hathaway Finance Corp		4.250	01/15/49	1,571,479
1,800,000		Children’s Hospital Medic		4.268	05/15/44	1,899,833
1,100,000		CNA Financial Corp		3.950	05/15/24	1,118,433
975,000		CNA Financial Corp		3.450	08/15/27	952,550
7,500,000	g,i	Cranberry RE Ltd	LIBOR 6 M + 1.600%	4.279	07/13/20	7,410,750
2,300,000	g	Five Corners Funding Trust		4.419	11/15/23	2,429,271
350,000		Hartford Financial Services Group, Inc		4.300	04/15/43	349,596
1,875,000		Humana, Inc		3.950	03/15/27	1,896,022
232,000	g	Liberty Mutual Group, Inc		4.250	06/15/23	240,486
818,000	g	Liberty Mutual Group, Inc		4.569	02/01/29	851,548
850,000		Lincoln National Corp		3.800	03/01/28	862,195
5,383,000		Markel Corp		3.500	11/01/27	5,129,378
1,400,000		Marsh & McLennan Cos, Inc		3.500	06/03/24	1,428,108
1,775,000		MetLife, Inc		3.600	11/13/25	1,832,376
630,000		Prudential Financial, Inc		7.375	06/15/19	635,526
3,275,000		Prudential Financial, Inc		3.878	03/27/28	3,444,199
1,190,000	g	Prudential Funding LLC		6.750	09/15/23	1,357,287
12

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$525,000		Verisk Analytics, Inc	4.125%	03/15/29	$538,805
6,250,000	g,i	Vitality Re IX Ltd	3.981	01/10/22	6,206,250
2,200,000	g	Vitality Re X Ltd	4.131	01/10/23	2,198,240
400,000	g	WellCare Health Plans, Inc	5.375	08/15/26	418,500
410,000		WR Berkley Corp	5.375	09/15/20	421,700
		TOTAL INSURANCE			64,728,363

MATERIALS - 1.2%
1,050,000		Albemarle Corp	5.450	12/01/44	1,086,730
100,000	g	Alcoa Nederland Holding BV	6.750	09/30/24	105,750
100,000	g	Alcoa Nederland Holding BV	7.000	09/30/26	107,812
930,000		ArcelorMittal	6.250	02/25/22	1,003,517
370,000		Bemis Co, Inc	3.100	09/15/26	350,261
1,250,000	g	Corp Nacional del Cobre de Chile	4.375	02/05/49	1,266,000
1,750,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.625	08/01/27	1,752,660
1,025,000	g	CRH America Finance, Inc	3.400	05/09/27	982,191
1,800,000	g	Dow Chemical Co	4.550	11/30/25	1,900,597
1,325,000		Dow Chemical Co	4.375	11/15/42	1,266,460
3,840,000		DowDuPont, Inc	4.725	11/15/28	4,147,195
2,672,000		DowDuPont, Inc	5.319	11/15/38	2,974,805
2,500,000		EI du Pont de Nemours & Co	2.200	05/01/20	2,491,096
150,000	g	FMG Resources Ltd	4.750	05/15/22	150,000
875,000	g	Glencore Funding LLC	4.000	03/27/27	849,810
550,000		Goldcorp, Inc	5.450	06/09/44	604,888
1,975,000	g	Grupo Cementos de Chihuahua SAB de C.V.	5.250	06/23/24	1,982,426
2,000,000		International Paper Co	5.000	09/15/35	2,094,079
3,500,000		International Paper Co	5.150	05/15/46	3,599,596
3,800,000		International Paper Co	4.350	08/15/48	3,553,551
2,125,000	g	Inversiones CMPC S.A.	4.375	04/04/27	2,136,447
500,000	g	James Hardie International Finance DAC	4.750	01/15/25	492,500
175,000	g	James Hardie International Finance DAC	5.000	01/15/28	169,312
1,800,000	g	Klabin Finance S.A.	4.875	09/19/27	1,746,000
2,700,000	g	Midwest Connector Capital Co LLC	3.900	04/01/24	2,744,959
2,700,000	g	Midwest Connector Capital Co LLC	4.625	04/01/29	2,789,510
2,305,000		Newmont Mining Corp	3.500	03/15/22	2,337,543
1,200,000		Newmont Mining Corp	4.875	03/15/42	1,258,974
2,000,000	g	Nova Chemicals Corp	4.875	06/01/24	1,965,000
1,725,000		Nutrien Ltd	3.375	03/15/25	1,702,264
1,900,000	h	Nutrien Ltd	4.200	04/01/29	1,953,752
1,440,000	g	OCI NV	6.625	04/15/23	1,491,201
2,000,000	g	OCP S.A.	4.500	10/22/25	1,977,378
2,000,000		Olin Corp	5.125	09/15/27	2,022,500
720,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	754,128
1,650,000	g	POSCO	4.000	08/01/23	1,698,805
3,600,000		Rio Tinto Finance USA Ltd	3.750	06/15/25	3,779,478
3,045,000		Rock Tenn Co	3.500	03/01/20	3,059,410
1,550,000	g	SABIC Capital II BV	4.000	10/10/23	1,581,191
1,075,000		SASOL Financing USA LLC	6.500	09/27/28	1,174,117
1,450,000		Sherwin-Williams Co	3.450	06/01/27	1,425,793
1,000,000	g	Tronox Finance plc	5.750	10/01/25	927,500
1,000,000	g	Tronox, Inc	6.500	04/15/26	954,400
800,000		Westlake Chemical Corp	3.600	08/15/26	774,519
		TOTAL MATERIALS			73,186,105
13

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
MEDIA & ENTERTAINMENT - 1.9%
$900,000		AMC Entertainment Holdings, Inc	5.875%	02/15/22	$914,625
600,000		CBS Corp	2.900	06/01/23	592,936
1,100,000		CBS Corp	2.900	01/15/27	1,028,086
800,000		CBS Corp	3.375	02/15/28	762,771
1,000,000	g	CBS Radio, Inc	7.250	11/01/24	995,000
1,275,000		Charter Communications Operating LLC	3.579	07/23/20	1,284,397
14,075,000		Charter Communications Operating LLC	4.908	07/23/25	14,842,135
4,000,000		Charter Communications Operating LLC	5.375	05/01/47	3,985,080
7,700,000		Comcast Corp	3.700	04/15/24	7,956,007
5,100,000		Comcast Corp	3.950	10/15/25	5,335,936
10,300,000		Comcast Corp	2.350	01/15/27	9,628,174
5,000,000		Comcast Corp	4.150	10/15/28	5,271,468
4,525,000		Comcast Corp	3.200	07/15/36	4,114,469
1,000,000		Comcast Corp	3.900	03/01/38	984,159
10,000,000		Comcast Corp	4.700	10/15/48	10,891,038
2,000,000	g	CSC Holdings LLC	6.625	10/15/25	2,120,000
1,500,000	g	CSC Holdings LLC	7.500	04/01/28	1,607,325
1,250,000		Discovery Communications LLC	2.950	03/20/23	1,238,711
3,750,000		Discovery Communications LLC	3.950	03/20/28	3,646,853
1,000,000		DISH DBS Corp	7.750	07/01/26	870,000
575,000	g	EMI Music Publishing Group North America Holdings, Inc	7.625	06/15/24	609,500
125,000	g	EW Scripps Co	5.125	05/15/25	119,063
1,125,000	g	Gray Escrow, Inc	7.000	05/15/27	1,195,312
550,000	g	Gray Television, Inc	5.875	07/15/26	559,735
2,785,000		Grupo Televisa SAB	6.625	01/15/40	3,255,001
1,975,000	g	Indonesia Asahan Aluminium Persero PT	5.710	11/15/23	2,128,740
1,500,000	g	International Airport Finance S.A.	12.000	03/15/33	1,599,000
960,000		Meredith, Corp	6.875	02/01/26	1,010,400
1,475,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	1,474,611
1,175,000		NBC Universal Media LLC	2.875	01/15/23	1,179,812
125,000	g	Nielsen Finance LLC	5.000	04/15/22	123,750
500,000	g	Numericable Group S.A.	6.250	05/15/24	503,750
150,000	g	Tegna, Inc	5.500	09/15/24	151,500
250,000		Time Warner Cable, Inc	5.875	11/15/40	260,122
4,350,000		Time Warner, Inc	2.100	06/01/19	4,344,003
1,725,000		Time Warner, Inc	3.600	07/15/25	1,723,991
1,000,000		Time Warner, Inc	2.950	07/15/26	947,215
4,250,000		Time Warner, Inc	3.800	02/15/27	4,228,212
1,250,000		Viacom, Inc	4.375	03/15/43	1,121,626
200,000		Viacom, Inc	5.850	09/01/43	217,572
4,500,000	g	Walt Disney Co	3.000	09/15/22	4,545,688
110,000	g	Walt Disney Co	7.625	11/30/28	147,441
85,000	g	Walt Disney Co	6.550	03/15/33	112,730
1,330,000	g	Walt Disney Co	6.900	08/15/39	1,878,865
		TOTAL MEDIA & ENTERTAINMENT			111,506,809
14

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3%
$925,000		Abbott Laboratories	3.875%	09/15/25	$967,780
6,092,000		Abbott Laboratories	3.750	11/30/26	6,329,791
1,200,000		Abbott Laboratories	5.300	05/27/40	1,404,429
1,550,000		AbbVie, Inc	2.850	05/14/23	1,533,388
950,000		AbbVie, Inc	3.750	11/14/23	975,684
5,500,000		AbbVie, Inc	3.200	05/14/26	5,351,556
7,375,000		AbbVie, Inc	4.250	11/14/28	7,539,731
2,072,000		AbbVie, Inc	4.400	11/06/42	1,926,032
2,900,000		Actavis Funding SCS	3.800	03/15/25	2,938,880
3,000,000		Actavis Funding SCS	4.550	03/15/35	2,942,029
1,775,000		AstraZeneca plc	3.125	06/12/27	1,738,657
3,625,000		AstraZeneca plc	4.000	01/17/29	3,809,929
2,400,000	g	Bayer US Finance II LLC	4.375	12/15/28	2,387,347
1,650,000	g	Bayer US Finance II LLC	4.625	06/25/38	1,543,285
900,000		Celgene Corp	3.875	08/15/25	923,905
4,500,000		Celgene Corp	3.450	11/15/27	4,456,356
4,825,000		Gilead Sciences, Inc	2.950	03/01/27	4,695,773
635,000		Gilead Sciences, Inc	4.000	09/01/36	624,131
875,000		Gilead Sciences, Inc	4.150	03/01/47	845,968
3,450,000		GlaxoSmithKline Capital plc	3.000	06/01/24	3,470,536
6,550,000		GlaxoSmithKline Capital, Inc	3.875	05/15/28	6,873,460
2,700,000		Johnson & Johnson	2.900	01/15/28	2,689,019
1,250,000		Johnson & Johnson	3.400	01/15/38	1,228,606
2,075,000		Mylan, Inc	4.550	04/15/28	2,019,143
3,050,000		Novartis Capital Corp	3.000	11/20/25	3,101,685
3,000,000		Teva Pharmaceutical Finance Netherlands III BV	6.000	04/15/24	3,011,458
3,000,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	2,452,918
500,000	g	Valeant Pharmaceuticals International, Inc	5.500	03/01/23	502,415
500,000	g	VRX Escrow Corp	5.875	05/15/23	505,000
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			78,788,891

REAL ESTATE - 1.2%
5,450,000		Alexandria Real Estate Equities, Inc	3.450	04/30/25	5,428,563
450,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	454,313
675,000		Alexandria Real Estate Equities, Inc	3.950	01/15/28	679,746
1,450,000		American Tower Corp	3.000	06/15/23	1,445,726
600,000		American Tower Corp	3.375	10/15/26	585,249
1,200,000		American Tower Corp	3.600	01/15/28	1,183,764
3,000,000		Boston Properties LP	3.200	01/15/25	2,978,165
1,975,000		Brandywine Operating Partnership LP	3.950	02/15/23	2,018,518
1,125,000		Brandywine Operating Partnership LP	4.100	10/01/24	1,145,158
900,000		Brandywine Operating Partnership LP	3.950	11/15/27	895,877
2,225,000		Brixmor Operating Partnership LP	3.850	02/01/25	2,215,899
1,340,000		Brixmor Operating Partnership LP	4.125	06/15/26	1,341,802
1,075,000		Brixmor Operating Partnership LP	3.900	03/15/27	1,056,764
630,000		Camden Property Trust	4.625	06/15/21	649,842
2,000,000		Camden Property Trust	4.250	01/15/24	2,103,017
980,000		Crown Castle International Corp	4.875	04/15/22	1,033,264
1,225,000		Crown Castle International Corp	3.700	06/15/26	1,222,098
400,000		Crown Castle International Corp	3.650	09/01/27	393,678
646,000		DDR Corp	3.625	02/01/25	634,406
1,000,000		DDR Corp	4.700	06/01/27	1,032,985
15

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$3,300,000		Digital Realty Trust LP	2.750%	02/01/23	$3,232,535
1,950,000		Digital Realty Trust LP	3.700	08/15/27	1,932,455
425,000		Duke Realty LP	3.250	06/30/26	419,126
1,075,000		Duke Realty LP	4.000	09/15/28	1,111,828
600,000		Equity One, Inc	3.750	11/15/22	611,042
850,000		Essex Portfolio LP	3.375	01/15/23	854,850
325,000		Healthcare Realty Trust, Inc	3.750	04/15/23	327,268
1,675,000		Healthcare Realty Trust, Inc	3.875	05/01/25	1,673,421
2,500,000		Healthcare Realty Trust, Inc	3.625	01/15/28	2,427,899
825,000		Healthcare Trust of America Holdings LP	3.375	07/15/21	827,540
675,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	682,343
4,125,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	4,001,964
600,000		Highwoods Realty LP	3.875	03/01/27	597,062
1,025,000		Highwoods Realty LP	4.125	03/15/28	1,037,847
1,350,000		Highwoods Realty LP	4.200	04/15/29	1,369,207
1,875,000		Kilroy Realty LP	4.750	12/15/28	1,996,139
1,150,000		Liberty Property LP	4.375	02/01/29	1,200,318
1,200,000		Mid-America Apartments LP	4.300	10/15/23	1,250,452
1,200,000		Mid-America Apartments LP	3.750	06/15/24	1,223,267
1,050,000		Mid-America Apartments LP	4.000	11/15/25	1,081,407
1,150,000		Mid-America Apartments LP	3.600	06/01/27	1,144,141
575,000		National Retail Properties, Inc	3.800	10/15/22	587,677
1,075,000		National Retail Properties, Inc	3.300	04/15/23	1,081,862
625,000		National Retail Properties, Inc	4.000	11/15/25	641,193
1,850,000		National Retail Properties, Inc	3.600	12/15/26	1,843,995
1,100,000		Regency Centers LP	3.900	11/01/25	1,121,538
1,950,000		Regency Centers LP	3.600	02/01/27	1,941,063
2,175,000		Ventas Realty LP	4.000	03/01/28	2,204,576
400,000		Weingarten Realty Investors	3.375	10/15/22	401,677
1,876,000		Weingarten Realty Investors	3.500	04/15/23	1,884,477
475,000		Weingarten Realty Investors	4.450	01/15/24	491,915
1,025,000		Weingarten Realty Investors	3.850	06/01/25	1,027,332
700,000		Weingarten Realty Investors	3.250	08/15/26	663,644
1,000,000	g	WeWork Cos, Inc	7.875	05/01/25	920,000
		TOTAL REAL ESTATE			72,311,894

RETAILING - 0.4%
675,000		Asbury Automotive Group, Inc	6.000	12/15/24	694,204
1,667,000		AutoNation, Inc	5.500	02/01/20	1,699,901
1,100,000		AutoNation, Inc	3.800	11/15/27	1,025,088
2,175,000		Home Depot, Inc	2.000	04/01/21	2,151,642
2,175,000		Home Depot, Inc	3.350	09/15/25	2,240,699
1,275,000		Home Depot, Inc	3.000	04/01/26	1,281,647
126,000		Men’s Wearhouse, Inc	7.000	07/01/22	124,110
2,175,000		O’Reilly Automotive, Inc	3.600	09/01/27	2,168,122
715,000		Penske Automotive Group, Inc	5.500	05/15/26	704,275
200,000	†,g	PetSmart, Inc	7.125	03/15/23	149,000
500,000	g	PetSmart, Inc	5.875	06/01/25	418,750
1,250,000	g	Rolls-Royce plc	2.375	10/14/20	1,238,792
450,000	g	Rolls-Royce plc	3.625	10/14/25	448,584
1,600,000	g	Staples, Inc	8.500	09/15/25	1,744,000
3,800,000		Target Corp	3.375	04/15/29	3,852,085
16

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,900,000		Target Corp	3.625%	04/15/46	$2,743,970
		TOTAL RETAILING			22,684,869

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
5,600,000		Intel Corp	2.875	05/11/24	5,645,049
1,500,000		Intel Corp	2.600	05/19/26	1,467,995
1,150,000		Intel Corp	3.734	12/08/47	1,161,805
1,100,000		Texas Instruments, Inc	2.625	05/15/24	1,093,869
1,100,000		Texas Instruments, Inc	4.150	05/15/48	1,187,216
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			10,555,934

SOFTWARE & SERVICES - 0.9%
2,325,000		Activision Blizzard, Inc	2.300	09/15/21	2,292,913
2,675,000		Activision Blizzard, Inc	3.400	09/15/26	2,622,701
1,275,000		Baidu, Inc	4.375	05/14/24	1,321,692
850,000	g	Banff Merger Sub, Inc	9.750	09/01/26	824,500
1,395,000		Fidelity National Information Services, Inc	3.625	10/15/20	1,409,828
2,000,000		Fidelity National Information Services, Inc	3.000	08/15/26	1,917,649
850,000		IHS Markit Ltd	4.125	08/01/23	866,864
1,450,000		IHS Markit Ltd	4.750	08/01/28	1,517,150
19,000,000		Microsoft Corp	2.400	08/08/26	18,436,935
1,200,000		Microsoft Corp	4.100	02/06/37	1,307,143
1,860,000		Microsoft Corp	3.700	08/08/46	1,904,125
3,075,000		Oracle Corp	2.500	05/15/22	3,059,537
8,775,000		Oracle Corp	2.650	07/15/26	8,491,065
1,625,000		Oracle Corp	3.800	11/15/37	1,627,086
2,075,000		Oracle Corp	4.000	11/15/47	2,088,922
725,000	g	Refinitiv US Holdings	8.250	11/15/26	711,406
875,000		salesforce.com, Inc	3.700	04/11/28	917,513
1,900,000		Total System Services, Inc	4.450	06/01/28	1,939,645
		TOTAL SOFTWARE & SERVICES			53,256,674

TECHNOLOGY HARDWARE & EQUIPMENT - 0.9%
2,275,000		Amphenol Corp	3.125	09/15/21	2,294,768
700,000		Amphenol Corp	4.350	06/01/29	740,729
8,575,000		Apple, Inc	2.450	08/04/26	8,284,286
11,850,000		Apple, Inc	3.200	05/11/27	11,958,504
1,100,000		Apple, Inc	4.650	02/23/46	1,245,162
2,550,000		Broadcom Corp	3.875	01/15/27	2,437,763
10,000,000		Cisco Systems, Inc	1.850	09/20/21	9,833,769
725,000	g	CommScope, Inc	5.500	06/15/24	709,847
500,000	g	CommScope, Inc	6.000	06/15/25	486,100
675,000		Corning, Inc	4.375	11/15/57	629,022
3,375,000	g	Dell International LLC	4.420	06/15/21	3,463,144
5,100,000	g	Dell International LLC	5.300	10/01/29	5,133,024
1,100,000		L-3 Technologies, Inc	3.850	06/15/23	1,134,152
2,250,000	g	NXP BV	4.875	03/01/24	2,374,245
3,000,000		Tyco Electronics Group S.A.	3.500	02/03/22	3,032,513
525,000		Tyco Electronics Group S.A.	3.700	02/15/26	531,030
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			54,288,058
17

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
TELECOMMUNICATION SERVICES - 1.7%
$13,025,000		AT&T, Inc	3.400%	05/15/25	$12,896,755
10,000,000		AT&T, Inc	4.100	02/15/28	10,106,441
825,000		AT&T, Inc	4.350	03/01/29	843,093
8,425,000		AT&T, Inc	4.300	02/15/30	8,533,330
2,300,000		AT&T, Inc	4.500	05/15/35	2,269,073
6,000,000		AT&T, Inc	4.900	08/15/37	6,066,945
1,175,000		AT&T, Inc	4.500	03/09/48	1,106,508
2,000,000	g	Bharti Airtel Ltd	4.375	06/10/25	1,967,391
450,000	g	C&W Senior Financing Designated Activity Co	7.500	10/15/26	463,500
2,000,000	g	C&W Senior Financing Designated Activity Co	6.875	09/15/27	2,005,000
2,500,000	g	Deutsche Telekom International Finance BV	1.950	09/19/21	2,442,948
630,000		Deutsche Telekom International Finance BV	8.750	06/15/30	868,341
2,000,000	g	ENTEL Chile S.A.	4.875	10/30/24	2,046,032
2,000,000	g	MTN Mauritius Investment Ltd	6.500	10/13/26	2,032,534
500,000		Orange S.A.	5.375	01/13/42	567,258
2,400,000	g	Oztel Holdings SPC Ltd	5.625	10/24/23	2,385,178
4,175,000		Telefonica Emisiones SAU	4.103	03/08/27	4,230,491
206,000		Verizon Communications, Inc	3.376	02/15/25	208,859
9,886,000		Verizon Communications, Inc	4.329	09/21/28	10,481,381
7,300,000		Verizon Communications, Inc	3.875	02/08/29	7,505,066
1,357,000	g	Verizon Communications, Inc	4.016	12/03/29	1,402,385
11,097,000		Verizon Communications, Inc	4.272	01/15/36	11,240,085
875,000		Verizon Communications, Inc	4.522	09/15/48	899,182
6,150,000		Vodafone Group plc	4.375	05/30/28	6,256,810
		TOTAL TELECOMMUNICATION SERVICES			98,824,586

TRANSPORTATION - 0.8%
1,600,000	g	Bombardier, Inc	7.875	04/15/27	1,650,000
1,000,000		CSX Corp	2.600	11/01/26	949,652
625,000		CSX Corp	3.250	06/01/27	617,466
700,000		CSX Corp	3.800	03/01/28	718,691
6,475,000		CSX Corp	4.250	03/15/29	6,881,600
3,275,000		CSX Corp	3.800	11/01/46	3,097,640
1,800,000		CSX Corp	4.300	03/01/48	1,838,279
3,475,000		Delta Air Lines, Inc	3.625	03/15/22	3,498,861
2,200,000		Delta Air Lines, Inc	3.800	04/19/23	2,224,073
2,025,000	g	DP World Ltd	5.625	09/25/48	2,105,113
700,000		FedEx Corp	4.100	02/01/45	634,592
3,050,000		FedEx Corp	4.050	02/15/48	2,725,776
6,000,000		Kansas City Southern	2.350	05/15/20	5,958,785
1,243,000	g	Mexico City Airport Trust	4.250	10/31/26	1,195,144
5,775,000		Northrop Grumman Corp	3.250	01/15/28	5,681,183
1,075,000		Northrop Grumman Corp	4.030	10/15/47	1,064,361
2,650,000	g	Pelabuhan Indonesia III Persero PT	4.500	05/02/23	2,711,866
2,200,000		Union Pacific Corp	3.950	09/10/28	2,309,305
2,175,000		Union Pacific Corp	4.500	09/10/48	2,315,754
		TOTAL TRANSPORTATION			48,178,141

UTILITIES - 2.7%
1,000,000		AEP Transmission Co LLC	3.100	12/01/26	989,708
1,000,000		AEP Transmission Co LLC	4.000	12/01/46	1,008,464
18

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,075,000		AGL Capital Corp	3.875%	11/15/25	$2,099,710
1,250,000		AGL Capital Corp	4.400	06/01/43	1,252,648
725,000		Alabama Power Co	4.150	08/15/44	749,927
4,600,000		Ameren Corp	3.650	02/15/26	4,637,241
1,650,000		American Water Capital Corp	3.000	12/01/26	1,600,248
1,400,000		American Water Capital Corp	4.000	12/01/46	1,399,370
2,275,000		American Water Capital Corp	3.750	09/01/47	2,207,112
375,000		Atmos Energy Corp	4.125	10/15/44	391,959
3,000,000		Avangrid, Inc	3.150	12/01/24	2,967,057
2,050,000		Baltimore Gas & Electric Co	3.750	08/15/47	1,984,207
4,950,000		Berkshire Hathaway Energy Co	3.250	04/15/28	4,922,632
1,075,000		Black Hills Corp	4.250	11/30/23	1,114,741
850,000		Black Hills Corp	3.150	01/15/27	811,080
1,625,000	g	Calpine Corp	5.250	06/01/26	1,616,875
159,000		CenterPoint Energy Resources Corp	4.500	01/15/21	163,015
660,000		CenterPoint Energy Resources Corp	6.250	02/01/37	777,007
350,000	g	Clearway Energy Operating LLC	5.750	10/15/25	351,313
1,125,000		CMS Energy Corp	3.600	11/15/25	1,129,965
395,000		Commonwealth Edison Co	5.900	03/15/36	487,447
1,550,000		Dominion Resources, Inc	2.000	08/15/21	1,513,297
2,325,000		DTE Electric Co	3.750	08/15/47	2,317,486
260,000		Duke Energy Carolinas LLC	4.300	06/15/20	265,152
3,050,000		Duke Energy Corp	1.800	09/01/21	2,976,925
7,575,000		Duke Energy Corp	2.650	09/01/26	7,218,707
3,125,000		Duke Energy Corp	3.750	09/01/46	2,928,684
2,189,959		Duke Energy Florida Project Finance LLC	1.196	03/01/20	2,167,881
2,000,000		Duke Energy Florida Project Finance LLC	1.731	09/01/22	1,948,695
650,000		Duke Energy Ohio, Inc	3.800	09/01/23	677,412
3,000,000		Enel Chile S.A.	4.875	06/12/28	3,163,800
4,994,000		Entergy Corp	4.000	07/15/22	5,132,479
3,075,000		Entergy Corp	2.950	09/01/26	2,957,044
3,600,000	g	Eskom Holdings SOC Ltd	5.750	01/26/21	3,548,632
1,000,000	g	Eskom Holdings SOC Ltd	6.750	08/06/23	986,797
1,325,000	g	Eskom Holdings SOC Ltd	6.350	08/10/28	1,363,232
2,500,000	g	Eskom Holdings SOC Ltd	8.450	08/10/28	2,623,405
2,975,000		Exelon Generation Co LLC	3.400	03/15/22	3,016,859
2,700,000		Florida Power & Light Co	3.990	03/01/49	2,832,760
4,650,000		Fortis, Inc	3.055	10/04/26	4,451,231
1,150,000		Indiana Michigan Power Co	3.750	07/01/47	1,098,268
2,000,000	g	Inkia Energy Ltd	5.875	11/09/27	1,952,520
555,000		Integrys Energy Group, Inc	4.170	11/01/20	561,865
4,000,000	g	Israel Electric Corp Ltd	4.250	08/14/28	4,021,788
195,000	g	Kansas Gas & Electric	6.700	06/15/19	196,449
2,200,000	g	Korea Hydro & Nuclear Power Co Ltd	3.750	07/25/23	2,266,979
2,000,000	g	Latam Finance Ltd	7.000	03/01/26	2,032,000
4,030,000		LG&E and KU Energy LLC	3.750	11/15/20	4,074,838
2,175,000		MidAmerican Energy Co	3.650	08/01/48	2,117,532
1,675,000	g	Minejesa Capital BV	4.625	08/10/30	1,624,112
1,800,000	g	Minejesa Capital BV	5.625	08/10/37	1,785,704
3,075,000		NiSource Finance Corp	3.490	05/15/27	3,070,019
900,000		NRG Energy, Inc	6.250	05/01/24	928,125
1,250,000		NRG Energy, Inc	5.750	01/15/28	1,325,000
2,000,000		NSTAR Electric Co	3.200	05/15/27	2,002,953
19

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,175,000		Ohio Power Co	4.150%	04/01/48	$2,269,964
1,450,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	1,448,741
150,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	207,562
1,800,000	g	Perusahaan Gas Negara Persero Tbk PT	5.125	05/16/24	1,887,989
135,000		Potomac Electric Power Co	7.900	12/15/38	205,610
3,875,000		PPL Capital Funding, Inc	4.200	06/15/22	3,976,743
1,000,000		PPL Electric Utilities Corp	3.000	09/15/21	1,006,105
3,450,000		PSEG Power LLC	3.850	06/01/23	3,536,110
1,780,000		Public Service Co of Oklahoma	5.150	12/01/19	1,809,303
1,775,000	g	Rio Oil Finance Trust	8.200	04/06/28	1,921,012
1,750,000		Southern Co	4.400	07/01/46	1,764,059
1,175,000		Southern Co Gas Capital Corp	3.950	10/01/46	1,104,191
4,950,000		Southern Power Co	2.500	12/15/21	4,897,193
1,925,000		Southern Power Co	4.150	12/01/25	1,993,954
2,625,000		Southwest Gas Corp	3.700	04/01/28	2,676,839
1,966,000	g	Star Energy Geothermal Wayang Windu Ltd	6.750	04/24/33	1,970,138
1,000,000	g	Suzano Austria GmbH	6.000	01/15/29	1,065,210
1,325,000	g	Suzano Austria GmbH	7.000	03/16/47	1,477,375
400,000		TC PipeLines LP	3.900	05/25/27	395,906
845,000		Virginia Electric & Power Co	2.950	01/15/22	848,153
1,025,000		Virginia Electric & Power Co	2.950	11/15/26	1,004,220
1,050,000		Virginia Electric & Power Co	3.500	03/15/27	1,070,039
2,350,000	g	Vistra Operations Co LLC	5.625	02/15/27	2,441,063
1,000,000		Wisconsin Power & Light Co	4.100	10/15/44	987,540
1,800,000		Xcel Energy, Inc	3.350	12/01/26	1,803,449
470,000		Xcel Energy, Inc	4.800	09/15/41	500,925
		TOTAL UTILITIES			158,079,749

		TOTAL CORPORATE BONDS			1,947,036,262
		(Cost $1,923,414,408)

GOVERNMENT BONDS - 42.5%

AGENCY SECURITIES - 0.6%
1,648,214		AMAL Ltd	3.465	08/21/21	1,660,761
2,500,000		Amber Circle Funding Ltd	3.250	12/04/22	2,499,580
3,839,000		Canal Barge Co, Inc	4.500	11/12/34	4,145,659
6,750,000		Overseas Private Investment Corp (OPIC)	3.520	09/20/32	7,051,869
10,325,000		Private Export Funding Corp (PEFCO)	2.250	03/15/20	10,295,733
11,000,000	g	PEFCO	3.266	11/08/21	11,207,468
1,600,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	1,639,872
		TOTAL AGENCY SECURITIES			38,500,942

FOREIGN GOVERNMENT BONDS - 3.1%
2,000,000	g	Abu Dhabi Government International Bond	3.125	05/03/26	2,003,478
1,500,000	g	Angolan Government International Bond	8.250	05/09/28	1,564,290
3,325,000	g	Arab Petroleum Investments Corp	4.125	09/18/23	3,425,724
2,200,000		Argentina Republic Government International Bond	5.625	01/26/22	1,897,500
1,600,000		Argentina Republic Government International Bond	5.875	01/11/28	1,227,200
1,115,000	g	Banque Centrale de Tunisie S.A.	5.750	01/30/25	970,512
175,000	†,g,q	Barbados Government International Bond	7.000	08/04/22	100,625
3,450,000	g	Bermuda Government International Bond	3.717	01/25/27	3,402,562
1,575,000	g	Bermuda Government International Bond	4.750	02/15/29	1,661,625
1,867,500	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	1,916,055
1,450,000		Brazilian Government International Bond	5.625	02/21/47	1,439,125
1,500,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	07/28/20	1,489,215
20

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
	$5,500,000		Chile Government International Bond		3.240%	02/06/28	$5,593,500
	2,575,000		Colombia Government International Bond		2.625	03/15/23	2,517,062
	1,200,000		Colombia Government International Bond		5.000	06/15/45	1,259,040
	2,500,000	g	Costa Rica Government International Bond		7.158	03/12/45	2,412,500
DOP	121,500,000	g	Dominican Republic Government International Bond		8.900	02/15/23	2,346,035
	120,000,000	g	Dominican Republic Government International Bond		12.000	03/05/32	2,632,890
	$3,000,000	g	Dominican Republic Government International Bond		6.500	02/15/48	3,090,000
	2,425,000	g	Ecuador Government International Bond		9.650	12/13/26	2,540,187
	1,125,000	g	Egypt Government International Bond		5.577	02/21/23	1,117,133
	1,450,000	g	Egypt Government International Bond		7.600	03/01/29	1,489,717
	1,500,000	g	Egypt Government International Bond		8.500	01/31/47	1,531,098
	1,200,000	g	El Salvador Government International Bond		7.625	02/01/41	1,230,000
	395,000		European Investment Bank		4.875	02/15/36	500,340
	1,800,000	g	Export Credit Bank of Turkey		4.250	09/18/22	1,585,868
	1,500,000	g	Export-Import Bank of China		2.850	09/16/20	1,494,166
	6,600,000	g	Export-Import Bank of India		3.875	02/01/28	6,501,983
	2,200,000	g	Ghana Government International Bond		8.125	03/26/32	2,191,398
	1,500,000	g	Ghana Government International Bond		8.627	06/16/49	1,464,924
	850,000	g	Guatemala Government International Bond		4.500	05/03/26	829,812
	2,725,000	g	Guatemala Government International Bond		4.375	06/05/27	2,618,180
EUR	1,700,000	g	Hellenic Republic Government International Bond		3.375	02/15/25	1,946,093
	$1,300,000	g	Honduras Government International Bond		7.500	03/15/24	1,425,125
IDR	25,500,000,000		Indonesia Treasury Bond		7.500	08/15/32	1,710,309
	$3,100,000		Israel Government International Bond		3.250	01/17/28	3,134,680
	2,175,000		Israel Government International Bond		4.125	01/17/48	2,248,639
	3,371,125	g	Ivory Coast Government International Bond (Step Bond)		5.750	12/31/32	3,192,118
	1,000,000	g	Japan Finance Organization for Municipalities		2.000	09/08/20	990,858
	1,280,000	g	Japan Finance Organization for Municipalities		2.125	04/13/21	1,266,046
	1,500,000	g	Japan Finance Organization for Municipalities		3.000	03/12/24	1,519,260
	1,150,000	g	Kommunalbanken AS.		1.375	10/26/20	1,130,956
	2,080,000	g	Kommunalbanken AS.		2.750	02/05/24	2,111,789
	2,000,000	i	Korea Development Bank	LIBOR 3 M + 0.550%	3.147	03/12/21	2,001,207
	1,650,000	g	Korea Housing Finance Corp		2.000	10/11/21	1,612,443
	1,500,000	g	Korea Housing Finance Corp		3.000	10/31/22	1,488,865
	15,000,000		Kreditanstalt fuer Wiederaufbau		2.750	10/01/20	15,077,271
	1,800,000		Mexico Government International Bond		4.000	10/02/23	1,850,400
	2,200,000		Mexico Government International Bond		4.150	03/28/27	2,236,740
	3,424,000		Mexico Government International Bond		6.050	01/11/40	3,903,360
	2,000,000	g	Morocco Government International Bond		5.500	12/11/42	2,139,172
	2,000,000	g	Nederlandse Waterschapsbank NV		2.125	11/15/21	1,987,630
	2,000,000	g	Nederlandse Waterschapsbank NV		3.125	12/05/22	2,050,858
21

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
	$1,725,000	g	Nigeria Government International Bond		6.500%	11/28/27	$1,705,466
	700,000	g	Nigeria Government International Bond		7.143	02/23/30	700,497
	1,950,000		Panama Government International Bond		6.700	01/26/36	2,544,750
	2,000,000		Panama Government International Bond		4.500	05/15/47	2,109,400
	475,000	g	Paraguay Government International Bond		4.700	03/27/27	494,470
	725,000	g	Paraguay Government International Bond		5.400	03/30/50	759,438
	3,400,000	g	Perusahaan Penerbit SBSN Indonesia III		3.900	08/20/24	3,442,976
	4,650,000	g	Perusahaan Penerbit SBSN Indonesia III		4.400	03/01/28	4,777,875
	1,300,000		Peruvian Government International Bond		8.750	11/21/33	2,037,750
	950,000	g	Petroamazonas EP		4.625	11/06/20	929,533
	2,600,000		Philippine Government International Bond		3.750	01/14/29	2,715,705
	620,000		Province of Quebec Canada		7.500	09/15/29	874,447
	1,500,000	g	Provincia de Mendoza Argentina		8.375	05/19/24	1,203,750
	2,450,000	g	Qatar Government International Bond		4.817	03/14/49	2,582,146
	1,400,000	g	Republic of Paraguay		6.100	08/11/44	1,585,528
	2,150,000	g	Republic of Uzbekistan Government International Bond		4.750	02/20/24	2,138,455
	6,400,000	g	Saudi Government International Bond		4.500	04/17/30	6,728,493
	1,200,000	g	Senegal Government International Bond		6.250	05/23/33	1,153,067
RSD	290,000,000		Serbia Treasury Bonds		5.875	02/08/28	2,957,691
	$2,000,000		South Africa Government International Bond		5.875	09/16/25	2,110,000
	1,500,000	g	Sri Lanka Government International Bond		5.750	01/18/22	1,495,598
	1,500,000	g	Sri Lanka Government International Bond		6.850	03/14/24	1,528,430
	1,700,000		Svensk Exportkredit AB		1.750	05/18/20	1,686,738
	2,700,000		Turkey Government International Bond		3.250	03/23/23	2,387,985
	1,275,000		Turkey Government International Bond		5.125	02/17/28	1,092,553
	1,050,000		Turkey Government International Bond		6.875	03/17/36	955,885
	2,800,000	g	Ukraine Government International Bond		7.375	09/25/32	2,496,012
UYU	41,525,000	g	Uruguay Government International Bond		9.875	06/20/22	1,230,807
	$1,025,000		Uruguay Government International Bond		4.375	10/27/27	1,079,838
	2,400,000	g	Zambia Government International Bond		8.500	04/14/24	1,758,641
			TOTAL FOREIGN GOVERNMENT BONDS				180,331,487

MORTGAGE BACKED - 16.7%
	9,825,000		Federal Home Loan Mortgage Corp (FHLMC)		3.000	10/15/33	9,815,833
	7,112,472		FHLMC		3.500	08/15/43	7,312,048
	2,591,327		FHLMC		3.000	03/15/44	2,596,805
	6,067,226		FHLMC		3.500	09/15/44	6,197,969
	9,103,625		FHLMC		3.500	01/15/45	9,289,867
	14,581,911	i	FHLMC	LIBOR 1 M + 0.300%	2.784	06/15/48	14,432,075
	9,113,694	i	FHLMC		5.946	06/15/48	10,343,287
	10,977,162	i	FHLMC		5.866	10/15/48	12,282,765
	1,011		Federal Home Loan Mortgage Corp Gold (FGLMC)		7.000	10/01/20	1,014
	2,584,592		FGLMC		3.500	03/01/27	2,647,013
	805		FGLMC		8.000	01/01/31	853
	18,291		FGLMC		8.000	09/01/31	20,216
	80,389		FGLMC		7.000	12/01/31	89,052
	84,885		FGLMC		4.500	07/01/33	89,834
22

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$574,303		FGLMC	7.000%	12/01/33	$659,171
195,781		FGLMC	4.500	04/01/35	207,251
174,176		FGLMC	7.000	05/01/35	198,736
3,437,796		FGLMC	5.000	06/01/36	3,704,478
146,759		FGLMC	5.000	07/01/39	158,499
3,143,212		FGLMC	5.000	08/01/44	3,383,796
169,329		FGLMC	4.500	11/01/44	178,842
246,254		FGLMC	4.500	11/01/44	260,095
95,322		FGLMC	4.500	12/01/44	99,954
156,447		FGLMC	4.500	12/01/44	165,208
1,202,671		FGLMC	3.500	04/01/45	1,231,669
18,416,814		FGLMC	3.500	10/01/45	18,846,663
6,720,892		FGLMC	4.000	12/01/45	7,026,919
37,197,809		FGLMC	3.500	08/01/46	38,066,032
41,090,517	h	FGLMC	3.000	01/01/47	40,927,757
31,965,619		FGLMC	3.000	02/01/47	31,839,003
7,934,329		FGLMC	4.500	06/01/47	8,439,601
7,042,449		FGLMC	4.000	09/01/47	7,295,710
25,023,865		FGLMC	3.500	03/01/48	25,563,502
22,795,807		FGLMC	4.000	03/01/48	23,867,830
5,524,993		FGLMC	4.000	07/01/48	5,788,103
28,032,765		FGLMC	4.500	08/01/48	29,903,224
300		Federal National Mortgage Association (FNMA)	8.000	07/01/24	330
218		FNMA	7.500	01/01/29	237
1,502		FNMA	7.500	03/01/31	1,736
4,231,444		FNMA	3.500	02/01/32	4,330,415
2,304,513		FNMA	3.500	05/01/32	2,364,514
4,593,959		FNMA	3.500	07/01/32	4,701,368
2,582,183		FNMA	3.000	11/01/32	2,606,010
939,017		FNMA	3.500	04/01/33	960,768
1,347,042		FNMA	5.000	05/01/35	1,449,211
999,545		FNMA	5.000	10/01/35	1,075,714
523,745		FNMA	5.000	02/01/36	566,302
492,180		FNMA	5.500	11/01/38	541,018
24,671		FNMA	4.500	04/01/39	25,898
39,314		FNMA	4.500	02/01/40	41,600
324,123		FNMA	5.000	08/01/40	347,688
703,336		FNMA	5.000	09/01/40	758,720
151,461		FNMA	4.500	11/01/40	161,428
273,788		FNMA	4.500	01/01/41	292,011
177,177		FNMA	4.500	02/01/41	188,971
912,931		FNMA	5.000	05/01/41	984,832
261,361		FNMA	4.500	06/01/41	278,760
263,212		FNMA	4.500	06/01/41	280,735
902,317		FNMA	5.000	07/01/41	972,904
208,497		FNMA	4.500	12/01/41	222,377
282,041		FNMA	4.500	01/01/42	300,748
177,079		FNMA	4.500	03/01/42	188,385
247,238		FNMA	4.500	04/01/42	263,688
799,779		FNMA	4.500	04/01/42	845,577
270,675		FNMA	4.500	06/01/42	288,618
678,389		FNMA	4.500	06/01/42	716,387
227,678		FNMA	4.500	07/01/42	242,771
7,398,435		FNMA	3.000	04/25/43	7,419,732
191,800		FNMA	4.500	03/01/44	204,465
23

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,211,193		FNMA	4.500%	06/01/44	$1,273,776
4,970,720		FNMA	4.500	06/01/44	5,224,915
3,180,649		FNMA	4.500	08/01/44	3,344,253
3,989,651		FNMA	4.500	10/01/44	4,195,649
3,209,438		FNMA	4.500	11/01/44	3,375,145
1,098,162		FNMA	5.000	11/01/44	1,184,065
710,283		FNMA	4.500	12/01/44	746,938
8,732,223		FNMA	3.000	02/25/45	8,819,776
2,460,532		FNMA	3.000	02/25/45	2,484,894
340,107		FNMA	3.500	03/01/45	348,106
190,137		FNMA	3.500	03/01/45	193,691
2,559,328		FNMA	3.000	03/25/45	2,579,688
5,857,334		FNMA	3.500	04/25/45	6,010,943
8,523,530		FNMA	3.500	04/25/45	8,737,487
3,015,826		FNMA	3.500	05/01/45	3,087,935
5,429,020	h	FNMA	4.000	06/01/45	5,630,843
18,661,751		FNMA	3.000	12/25/45	18,726,160
6,848,137		FNMA	3.500	01/01/46	7,003,844
6,049,338		FNMA	4.000	01/01/46	6,319,707
671,130	h	FNMA	4.000	03/01/46	696,701
5,486,703		FNMA	3.500	06/01/46	5,609,582
2,653,843		FNMA	3.500	08/01/46	2,701,693
3,146,880		FNMA	3.500	10/01/46	3,217,360
18,440,330		FNMA	3.000	11/01/46	18,364,667
2,464,006	h	FNMA	3.000	12/01/46	2,456,898
10,359,254		FNMA	3.500	12/01/46	10,527,388
47,175,994		FNMA	3.500	01/01/47	47,876,282
1,888,903	h	FNMA	3.000	02/01/47	1,883,454
1,166,893	h	FNMA	3.000	03/01/47	1,163,526
3,909,166		FNMA	3.000	04/25/47	3,918,791
22,485,715		FNMA	3.500	11/01/47	22,840,572
6,623,522		FNMA	3.500	12/01/47	6,727,688
7,094,778		FNMA	4.500	01/01/48	7,557,194
2,869,463		FNMA	4.500	02/01/48	3,056,140
30,658,447		FNMA	3.000	02/25/48	30,824,150
6,131,475		FNMA	4.000	03/01/48	6,411,396
12,457,986		FNMA	4.500	03/01/48	13,268,446
99,922,608		FNMA	4.000	04/01/48	103,171,028
5,095,915		FNMA	4.500	05/01/48	5,427,448
3,861,076		FNMA	4.500	05/01/48	4,112,277
33,775,981	h	FNMA	4.000	08/01/48	34,818,810
5,464,079	h	FNMA	4.500	08/01/48	5,714,007
5,436,433		FNMA	5.000	08/01/48	5,888,844
37,365,854		FNMA	4.500	12/01/48	39,045,659
8,500,814	h	FNMA	5.000	12/01/48	8,999,639
15,770		Government National Mortgage Association (GNMA)	6.000	10/20/36	17,495
18,201		GNMA	6.000	01/20/37	20,180
64,796		GNMA	6.000	02/20/37	71,859
39,841		GNMA	6.000	08/20/38	44,078
52,647		GNMA	6.500	11/20/38	59,869
12,206		GNMA	4.500	02/20/39	12,961
24

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$517,346	GNMA	5.000%	06/15/39	$555,563
17,274	GNMA	4.500	08/20/41	18,340
59,667	GNMA	4.500	09/20/41	63,338
13,490	GNMA	4.500	01/20/44	14,325
13,550	GNMA	4.500	02/20/44	14,388
26,033	GNMA	4.500	05/20/44	27,643
167,630	GNMA	4.500	05/20/44	178,003
191,164	GNMA	4.500	08/20/44	202,953
130,352	GNMA	4.500	09/20/44	136,462
72,340	GNMA	4.500	10/20/44	76,596
38,954	GNMA	4.500	11/20/44	40,875
118,312	GNMA	4.500	12/20/44	125,633
173,712	GNMA	4.500	02/20/45	184,416
227,254	GNMA	4.500	08/20/45	241,318
185,810	GNMA	4.500	08/20/45	196,177
200,217	GNMA	4.500	12/20/45	212,508
6,552,557	GNMA	4.000	06/20/46	1,008,763
32,775,779	GNMA	3.000	12/20/47	32,942,708
29,920,417	GNMA	3.500	12/20/47	30,596,093
16,469,522	GNMA	3.000	01/20/48	16,553,402
40,004,291	GNMA	3.500	01/20/48	40,904,885
9,360,517	GNMA	4.000	12/20/48	9,671,849
13,586,217	GNMA	3.500	01/20/49	13,875,900
	TOTAL MORTGAGE BACKED			990,190,627

MUNICIPAL BONDS - 5.8%
9,085,000	Alabama Economic Settlement Authority	3.163	09/15/25	9,140,146
18,410,000	California State University	3.899	11/01/47	18,436,142
990,000	Chicago Housing Authority	3.682	01/01/25	1,025,442
550,000	City & County of San Francisco CA Community Facilities District	4.038	09/01/34	562,353
380,000	City & County of San Francisco CA Community Facilities District	3.028	09/01/23	383,789
3,670,000	City of Los Angeles CA	3.320	09/01/24	3,783,256
3,670,000	City of Los Angeles CA	3.450	09/01/25	3,813,350
3,935,000	Commonwealth Financing Authority	3.864	06/01/38	3,997,803
2,500,000	Commonwealth of Massachusetts	3.277	06/01/46	2,372,900
1,875,000	County of Miami-Dade FL Aviation Revenue	1.885	10/01/21	1,842,619
1,500,000	County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	1,481,115
1,500,000	County of Miami-Dade FL Aviation Revenue	2.368	10/01/23	1,483,545
2,500,000	County of Miami-Dade FL Aviation Revenue	3.285	10/01/23	2,564,925
3,500,000	County of Miami-Dade FL Aviation Revenue	2.504	10/01/24	3,469,270
2,250,000	County of Miami-Dade FL Aviation Revenue	3.405	10/01/24	2,306,565
3,500,000	County of Miami-Dade FL Aviation Revenue	2.604	10/01/25	3,444,280
2,380,000	County of Miami-Dade FL Aviation Revenue	3.505	10/01/25	2,461,229
2,500,000	County of Miami-Dade FL Aviation Revenue	2.704	10/01/26	2,456,225
3,750,000	County of Miami-Dade FL Aviation Revenue	3.612	10/01/26	3,853,200
4,265,000	Denver City & County School District No. 1	3.598	12/15/27	4,481,107
22,175,000	Florida Hurricane Catastrophe Fund Finance Corp	2.995	07/01/20	22,292,084
15,000,000	Florida State Board of Administration Finance Corp	2.163	07/01/19	14,984,100
25

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$8,840,000	Health & Educational Facilities Authority of the State of Missouri	3.651%	01/15/46	$8,922,124
5,075,000	Illinois Finance Authority	3.944	08/15/47	5,057,542
5,265,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	1.125	09/01/19	5,233,357
2,350,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	1.500	09/01/21	2,295,292
1,000,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	2.000	09/01/22	982,830
4,805,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	3.375	09/01/35	4,705,056
4,075,000	New York State Dormitory Authority	4.294	07/01/44	4,210,127
6,000,000	New York State Dormitory Authority	3.879	07/01/46	6,005,040
850,000	Oklahoma City Economic Development Trust	3.172	09/01/21	860,506
1,120,000	Oklahoma City Economic Development Trust	3.222	09/01/22	1,141,202
810,000	Oklahoma City Economic Development Trust	3.440	09/01/24	835,321
7,500,000	Port of Morrow OR	1.582	09/01/20	7,391,625
5,000,000	Port of Morrow OR	1.782	09/01/21	4,903,750
2,000,000	Port of Seattle WA	3.471	05/01/31	2,015,180
1,625,000	Port of Seattle WA	3.571	05/01/32	1,642,745
4,355,000	Public Finance Authority	4.269	07/01/40	4,574,536
1,000,000	Regents of the University of California Medical Center Pooled Revenue	2.037	05/15/23	974,310
1,000,000	Regents of the University of California Medical Center Pooled Revenue	2.259	05/15/24	977,140
1,250,000	Regents of the University of California Medical Center Pooled Revenue	2.359	05/15/25	1,215,987
1,785,000	Regents of the University of California Medical Center Pooled Revenue	2.459	05/15/26	1,732,218
1,600,000	Regents of the University of California Medical Center Pooled Revenue	2.559	05/15/27	1,541,952
700,000	Regents of the University of California Medical Center Pooled Revenue	2.659	05/15/28	675,395
905,000	Regents of the University of California Medical Center Pooled Revenue	2.759	05/15/29	869,334
3,980,000	Rhode Island Convention Center Authority	3.195	05/15/26	4,008,537
4,500,000	San Francisco City & County Redevelopment Agency	2.526	08/01/20	4,483,935
5,000,000	San Francisco City & County Redevelopment Agency	2.813	08/01/21	5,008,550
875,000	San Francisco City & County Redevelopment Agency	3.113	08/01/22	884,765
6,365,000	San Jose Redevelopment Agency	3.375	08/01/34	6,359,526
165,000	Santa Ana Community Redevelopment Agency Successor Agency	3.346	09/01/21	168,094
660,000	Santa Ana Community Redevelopment Agency Successor Agency	3.467	09/01/22	679,265
660,000	Santa Ana Community Redevelopment Agency Successor Agency	3.567	09/01/23	685,991
13,060,000	State of California	4.600	04/01/38	13,913,602
3,460,000	State of Georgia	1.910	02/01/23	3,378,828
1,845,000	State of Illinois	4.700	01/01/21	1,886,512
18,060,000	State of Illinois	5.100	06/01/33	17,746,117
13,000,000	State of Michigan	1.779	11/01/21	12,786,800
7,000,000	State of Michigan	1.966	11/01/22	6,878,270
3,500,000	State of Texas	3.225	10/01/24	3,606,505
1,000,000	State of Texas	3.295	10/01/25	1,034,370
9,900,000	State of Wisconsin	3.154	05/01/27	9,954,945
1,763,000	State Public School Building Authority	5.000	09/15/27	1,948,679
7,500,000	Texas A&M University	3.993	05/15/37	7,749,900
26

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$25,830,000	The Ohio State University	3.798%	12/01/46	$26,708,478
1,185,000	University of California	1.228	05/15/19	1,183,033
1,920,000	University of California	1.534	05/15/20	1,897,824
1,000,000	University of California	1.784	05/15/21	984,220
15,000,000	University of California	1.910	05/15/21	14,829,450
3,000,000	University of California	2.020	05/15/22	2,948,670
3,000,000	University of California	2.220	05/15/23	2,948,820
2,000,000	University of California	2.439	05/15/24	1,970,420
2,000,000	University of California	2.589	05/15/25	1,973,460
6,635,000	University of California	3.552	05/15/39	6,627,701
	TOTAL MUNICIPAL BONDS			344,633,281

U.S. TREASURY SECURITIES - 16.3%
5,000,000	United States Treasury Bond	4.500	02/15/36	6,340,430
2,250,000	United States Treasury Bond	4.750	02/15/37	2,956,728
47,950,000	United States Treasury Bond	3.500	02/15/39	54,426,996
16,015,000	United States Treasury Bond	3.875	08/15/40	19,110,399
14,380,000	United States Treasury Bond	2.500	05/15/46	13,547,533
10,450,000	United States Treasury Bond	3.000	05/15/47	10,854,529
50,095,000	United States Treasury Bond	2.750	11/15/47	49,492,295
66,670,000	United States Treasury Bond	3.000	02/15/48	69,146,686
3,510,000	United States Treasury Bond	3.125	05/15/48	3,730,609
19,070,000	United States Treasury Bond	3.000	08/15/48	19,786,615
67,581,000	United States Treasury Bond	3.375	11/15/48	75,387,133
1,330,000	United States Treasury Note	1.250	04/30/19	1,328,604
200,000	United States Treasury Note	1.250	05/31/19	199,599
50,000,000	United States Treasury Note	0.875	06/15/19	49,835,861
695,000	United States Treasury Note	1.500	10/31/19	691,118
14,800,000	United States Treasury Note	2.500	12/31/20	14,846,828
310,000	United States Treasury Note	2.125	01/31/21	309,007
33,135,000	United States Treasury Note	2.500	01/31/21	33,256,668
12,450,000	United States Treasury Note	2.500	02/28/21	12,500,092
715,000	United States Treasury Note	2.000	05/31/21	710,922
119,225,000	United States Treasury Note	2.625	07/15/21	120,193,703
57,140,000	United States Treasury Note	2.500	01/15/22	57,546,230
51,340,000	United States Treasury Note	2.500	02/15/22	51,731,067
26,450,000	United States Treasury Note	2.375	03/15/22	26,573,984
1,250,000	United States Treasury Note	1.750	04/30/22	1,232,275
20,000,000	United States Treasury Note	2.000	11/30/22	19,843,750
16,430,000	United States Treasury Note	2.750	04/30/23	16,760,525
4,595,000	United States Treasury Note	2.625	12/31/23	4,675,413
35,935,000	United States Treasury Note	2.375	02/29/24	36,189,072
5,985,000	United States Treasury Note	2.750	02/28/25	6,138,833
3,665,000	United States Treasury Note	2.625	03/31/25	3,734,148
985,000	United States Treasury Note	2.875	05/31/25	1,017,590
64,840,000	United States Treasury Note	2.750	06/30/25	66,542,050
1,775,000	United States Treasury Note	2.750	08/31/25	1,821,940
12,460,000	United States Treasury Note	2.625	01/31/26	12,707,253
16,675,000	United States Treasury Note	2.500	02/28/26	16,873,016
1,975,000	United States Treasury Note	2.750	02/15/28	2,033,170
42,559,000	United States Treasury Note	2.625	02/15/29	43,386,905
38,600,000	United States Treasury Note	3.000	02/15/49	40,073,133
	TOTAL U.S. TREASURY SECURITIES			967,532,709

	TOTAL GOVERNMENT BONDS			2,521,189,046
	(Cost $2,487,601,764)
27

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
STRUCTURED ASSETS - 20.5%

ASSET BACKED - 8.3%
$742,295		AmeriCredit Automobile Receivables Trust		2.400%	01/08/21	$741,752
		Series - 2015 2 (Class C)
344,252		AmeriCredit Automobile Receivables Trust		1.460	05/10/21	343,524
		Series - 2016 3 (Class A3)
1,845,000		AmeriCredit Automobile Receivables Trust		3.340	08/08/21	1,852,026
		Series - 2015 3 (Class D)
5,500,000		AmeriCredit Automobile Receivables Trust		2.740	12/08/22	5,474,763
		Series - 2016 4 (Class D)
3,950,000	g	Applebee’s Funding LLC		4.277	09/05/44	3,967,209
		Series - 2014 1 (Class A2)
55,677	†,g	Asset Backed Funding Corp NIM Trust		5.900	07/26/35	1
		Series - 2005 WMC1 (Class N1)
10,000,000	g	Atrium XV		4.489	01/23/31	10,076,411
		Series - 2018 15A (Class A2)
4,000,000	g	Avis Budget Rental Car Funding AESOP LLC		3.450	03/20/23	4,042,368
		Series - 2019 1A (Class A)
6,000,000	g	Avis Budget Rental Car Funding AESOP LLC		3.070	09/20/23	6,006,553
		Series - 2017 1A (Class A)
8,500,000	g	Avis Budget Rental Car Funding AESOP LLC		2.970	03/20/24	8,472,368
		Series - 2017 2A (Class A)
2,000,000	i	Bayview Financial Mortgage Pass-Through Trust	LIBOR 1 M + 0.650%	3.146	02/28/41	1,958,979
		Series - 2006 A (Class M3)
9,717,000	i	Bear Stearns Asset Backed Securities Trust	LIBOR 1 M + 0.670%	3.156	04/25/36	9,634,460
		Series - 2006 SD1 (Class M1)
6,000,000	g	Capital Automotive REIT		3.660	10/15/44	6,004,780
		Series - 2014 1A (Class A)
13,363,854	g	Capital Automotive REIT		3.870	04/15/47	13,457,215
		Series - 2017 1A (Class A1)
2,550,000		CarMax Auto Owner Trust		2.150	03/15/21	2,543,870
		Series - 2015 2 (Class B)
1,800,000		CarMax Auto Owner Trust		2.390	03/15/21	1,796,730
		Series - 2015 2 (Class C)
773,701	i	C-BASS Trust	LIBOR 1 M + 0.080%	2.566	07/25/36	761,618
		Series - 2006 CB6 (Class A1)
8,817,685	†,g,i	CBRE Realty Finance	LIBOR 3 M + 0.300%	3.095	04/07/52	0
		Series - 2007 1A (Class A2)
28

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$65,860		CIT Group Home Equity Loan Trust (Step Bond)	6.200%	02/25/30	$66,994
		Series - 2002 1 (Class AF6)
1,000,000		CNH Equipment Trust	2.930	12/15/21	1,001,458
		Series - 2018 B (Class A2)
2,550,000		CNH Equipment Trust	3.220	01/15/26	2,583,166
		Series - 2019 A (Class A4)
810,886	g	DaimlerChrysler Capital Auto Receivables Trust	1.640	07/15/21	808,446
		Series - 2016 BA (Class A3)
6,720,000	g	DB Master Finance LLC	3.980	02/20/45	6,710,995
		Series - 2015 1A (Class A2II)
12,343,750	g	DB Master Finance LLC	3.629	11/20/47	12,352,267
		Series - 2017 1A (Class A2I)
1,640,000	g,h	DB Master Finance LLC	3.787	05/20/49	1,650,547
		Series - 2019 1A (Class A2I)
2,820,000	g,h	DB Master Finance LLC	4.021	05/20/49	2,841,253
		Series - 2019 1A (Class A2II)
1,125,000	g,h	DB Master Finance LLC	4.352	05/20/49	1,137,728
		Series - 2019 1A (Class A23)
5,057,000	g	Domino’s Pizza Master Issuer LLC	4.474	10/25/45	5,218,925
		Series - 2015 1A (Class A2II)
13,519,125	g	Domino’s Pizza Master Issuer LLC	3.082	07/25/47	13,355,544
		Series - 2017 1A (Class A2II)
2,382,000	g	Domino’s Pizza Master Issuer LLC	4.116	07/25/48	2,417,897
		Series - 2018 1A (Class A2I)
2,500,000	g	Ford Credit Auto Owner Trust	2.310	08/15/27	2,479,964
		Series - 2016 1 (Class A)
7,000,000	g	Ford Credit Auto Owner Trust	2.030	12/15/27	6,886,365
		Series - 2016 2 (Class A)
3,500,000	g	Ford Credit Auto Owner Trust	2.620	08/15/28	3,478,371
		Series - 2017 1 (Class A)
750,000	g,i	FREMF Mortgage Trust	4.019	03/25/49	765,469
		Series - 2016 K53 (Class B)
5,152,494		GM Financial Automobile Leasing Trust	2.890	09/21/20	5,157,151
		Series - 2018 3 (Class A2A)
3,000,000	g	GMF Floorplan Owner Revolving Trust	2.130	07/15/20	2,973,972
		Series - 2017 2 (Class A1)
1,950,000	g	GMF Floorplan Owner Revolving Trust	2.220	01/18/22	1,940,769
		Series - 2017 1 (Class A1)
2,065,853	g	HERO Funding Trust	3.190	09/20/48	2,082,578
		Series - 2017 3A (Class A1)
750,258	g	HERO Funding Trust	3.280	09/20/48	740,576
		Series - 2017 2A (Class A1)
2,685,609	g	HERO Funding Trust	3.950	09/20/48	2,744,427
		Series - 2017 3A (Class A2)
1,500,515	g	HERO Funding Trust	4.070	09/20/48	1,526,756
		Series - 2017 2A (Class A2)
2,750,000	g	Hertz Vehicle Financing II LP	3.710	03/25/23	2,784,445
		Series - 2019 1A (Class A)
15,500,000	g	Hertz Vehicle Financing II LP	3.290	02/25/24	15,435,890
		Series - 2018 1A (Class A)
5,625,000	g	Hertz Vehicle Financing LLC	2.270	07/25/20	5,613,310
		Series - 2016 3A (Class A)
29

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$7,500,000	g	Hertz Vehicle Financing LLC		4.030%	07/25/24	$7,688,941
		Series - 2018 3A (Class A)
2,176,664	g	Hilton Grand Vacations Trust		2.660	12/26/28	2,159,968
		Series - 2017 AA (Class A)
1,632,498	g	Hilton Grand Vacations Trust		2.960	12/26/28	1,609,175
		Series - 2017 AA (Class B)
2,077,865	g	Hilton Grand Vacations Trust		4.000	02/25/32	2,105,245
		Series - 2018 AA (Class C)
1,631,192	i	Morgan Stanley ABS Capital I, Inc Trust	LIBOR 1 M + 1.050%	3.266	12/27/33	1,629,545
		Series - 2004 NC1 (Class M1)
897,365	g	MVW Owner Trust		2.520	12/20/32	888,035
		Series - 2015 1A (Class A)
3,724,056	g	MVW Owner Trust		3.900	01/21/36	3,770,828
		Series - 2018 1A (Class C)
1,253,000	g,i	Natixis Commercial Mortgage Securities Trust		3.790	11/15/32	1,263,518
		Series - 2018 285M (Class C)
3,100,000	g	Navient Student Loan Trust		3.390	12/15/59	3,099,814
		Series - 2019 BA (Class A2A)
289,135	g,i	Orange Lake Timeshare Trust		3.030	07/09/29	285,223
		Series - 2014 AA (Class B)
2,061,389	g	Orange Lake Timeshare Trust		3.100	11/08/30	2,067,667
		Series - 2018 A (Class A)
6,218,750	g	Planet Fitness Master Issuer LLC		4.262	09/05/48	6,319,121
		Series - 2018 1A (Class A2I)
3,795,925	g	Planet Fitness Master Issuer LLC		4.666	09/05/48	3,916,939
		Series - 2018 1A (Class A2II)
2,325,000	g	Pretium Mortgage Credit Partners I LLC (Step Bond)		5.000	03/27/33	2,312,940
		Series - 2018 NPL2 (Class A2)
832,557	g	Pretium Mortgage Credit Partners I LLC (Step Bond)		4.125	08/25/33	837,371
		Series - 2018 NPL3 (Class A1)
1,932,662	g	Pretium Mortgage Credit Partners I LLC (Step Bond)		4.213	07/25/60	1,939,218
		Series - 2019 NPL1 (Class A1)
570,000	i	RASC	LIBOR 1 M + 0.590%	3.080	08/25/35	569,437
		Series - 2005 KS8 (Class M4)
1,000,000	g	RBS Commercial Funding, Inc Trust		3.511	03/11/31	990,819
		Series - 2013 SMV (Class B)
8,706,631	g	Renew		3.950	09/20/53	8,903,316
		Series - 2018 1 (Class A)
1,014,713		Santander Drive Auto Receivables Trust		1.870	06/15/21	1,014,017
		Series - 2017 3 (Class A3)
5,900,000		Santander Drive Auto Receivables Trust		2.970	07/15/21	5,902,005
		Series - 2018 5 (Class A2A)
128,615		Santander Drive Auto Receivables Trust		2.740	12/15/21	128,579
		Series - 2015 5 (Class C)
3,550,000		Santander Drive Auto Receivables Trust		3.190	03/15/22	3,565,861
		Series - 2018 5 (Class A3)
6,000,000		Santander Drive Auto Receivables Trust		2.800	08/15/22	5,994,113
		Series - 2016 3 (Class D)
30

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$4,000,000		Santander Drive Auto Receivables Trust	3.170%	04/17/23	$4,003,569
		Series - 2017 1 (Class D)
3,000,000		Santander Drive Auto Receivables Trust	3.210	09/15/23	3,013,142
		Series - 2019 1 (Class B)
1,931,810	g	Sierra Receivables Funding Co LLC	3.050	03/22/32	1,924,999
		Series - 2015 1A (Class B)
5,825,958	g	Sierra Receivables Funding Co LLC	2.910	03/20/34	5,777,458
		Series - 2017 1A (Class A)
395,248	g	Sierra Receivables Funding Co LLC	3.200	03/20/34	393,322
		Series - 2017 1A (Class B)
889,025	g	Sierra Timeshare Receivables Funding LLC	2.580	09/20/32	884,225
		Series - 2015 3A (Class A)
88,902	g	Sierra Timeshare Receivables Funding LLC	3.080	09/20/32	88,618
		Series - 2015 3A (Class B)
1,405,314	g	Sierra Timeshare Receivables Funding LLC	3.080	03/21/33	1,402,852
		Series - 2016 1A (Class A)
2,673,193	g	Sierra Timeshare Receivables Funding LLC	2.330	07/20/33	2,636,007
		Series - 2016 2A (Class A)
343,304	g	Sierra Timeshare Receivables Funding LLC	2.780	07/20/33	339,020
		Series - 2016 2A (Class B)
1,745,311	g	Sierra Timeshare Receivables Funding LLC	2.430	10/20/33	1,735,065
		Series - 2016 3A (Class A)
1,074,038	g	Sierra Timeshare Receivables Funding LLC	2.630	10/20/33	1,058,401
		Series - 2016 3A (Class B)
4,945,597	g	Sierra Timeshare Receivables Funding LLC	3.650	06/20/35	4,990,625
		Series - 2018 2A (Class B)
4,552,839	g	Sierra Timeshare Receivables Funding LLC	4.170	09/20/35	4,644,500
		Series - 2018 3A (Class C)
4,750,000	g	Sierra Timeshare Receivables Funding LLC	3.200	01/20/36	4,779,776
		Series - 2019 1A (Class A)
7,000,000	g	Sierra Timeshare Receivables Funding LLC	3.770	01/20/36	7,041,037
		Series - 2019 1A (Class C)
7,433,092	g	SMB Private Education Loan Trust	2.430	02/17/32	7,314,557
		Series - 2016 B (Class A2A)
4,979,383	g	SMB Private Education Loan Trust	2.880	09/15/34	4,918,657
		Series - 2017 A (Class A2A)
3,750,000	g	SMB Private Education Loan Trust	2.820	10/15/35	3,709,986
		Series - 2017 B (Class A2A)
5,930,510	g	Sofi Professional Loan Program LLC	3.120	02/25/48	5,946,741
		Series - 2018 D (Class A1FX)
2,750,000	g	Sofi Professional Loan Program LLC	3.690	06/15/48	2,826,987
		Series - 2019 A (Class A2FX)
4,651,902	g	SoFi Professional Loan Program LLC	2.340	04/25/33	4,568,297
		Series - 2016 D (Class A2B)
7,302,467	g	SoFi Professional Loan Program LLC	2.490	01/25/36	7,232,879
		Series - 2016 E (Class A2B)
2,411,451	g	SoFi Professional Loan Program LLC	2.760	12/26/36	2,395,209
		Series - 2016 A (Class A2)
188,342	g	SoFi Professional Loan Program LLC	1.550	03/26/40	187,613
		Series - 2017 A (Class A2A)
3,825,000	g	SoFi Professional Loan Program LLC	2.400	03/26/40	3,756,237
		Series - 2017 A (Class A2B)
1,279,858	g	SoFi Professional Loan Program LLC	1.830	05/25/40	1,274,831
		Series - 2017 B (Class A1FX)
31

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$5,075,000	g	SoFi Professional Loan Program LLC		2.740%	05/25/40	$5,025,837
		Series - 2017 B (Class A2FX)
2,250,000	g	SoFi Professional Loan Program LLC		2.630	07/25/40	2,209,326
		Series - 2017 C (Class A2B)
3,750,000	g	SoFi Professional Loan Program LLC		2.720	11/26/40	3,707,737
		Series - 2017 E (Class A2B)
6,750,000	g	SoFi Professional Loan Program LLC		2.840	01/25/41	6,711,061
		Series - 2017 F (Class A2FX)
1,712,195	g	SolarCity LMC		4.800	11/20/38	1,771,512
		Series - 2013 1 (Class A)
1,785,489	g	SolarCity LMC		4.020	07/20/44	1,791,552
		Series - 2014 2 (Class A)
7,676,127	g	SpringCastle America Funding LLC		3.050	04/25/29	7,666,435
		Series - 2016 AA (Class A)
3,000,000	g	SpringCastle America Funding LLC		4.100	10/25/33	3,049,360
		Series - 2016 AA (Class B)
624,937	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 0.900%	3.386	09/25/34	619,786
		Series - 2004 8 (Class M1)
1,159,175	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 1.000%	3.486	09/25/34	1,153,423
		Series - 2004 8 (Class A9)
24,189,375	g	Taco Bell Funding LLC		4.318	11/25/48	24,888,448
		Series - 2018 1A (Class A2I)
4,369,009	g	Tesla Auto Lease Trust		3.710	08/20/21	4,418,875
		Series - 2018 B (Class A)
7,339,648	g	TLF National Tax Lien Trust		3.090	12/15/29	7,286,582
		Series - 2017 1A (Class A)
903,341	g	TLF National Tax Lien Trust		3.840	12/15/29	898,154
		Series - 2017 1A (Class B)
13,145,000	g	Verizon Owner Trust		2.060	09/20/21	13,104,227
		Series - 2017 1A (Class A)
17,900,000		Verizon Owner Trust		3.230	04/20/23	18,117,605
		Series - 2018 A (Class A1A)
5,853,618	g	VOLT LXII LLC (Step Bond)		3.125	09/25/47	5,831,659
		Series - 2017 NPL9 (Class A1)
1,108,321	g	VOLT LXV LLC (Step Bond)		3.750	04/25/48	1,105,501
		Series - 2018 NPL1 (Class A1)
3,245,426	g	VOLT LXXIII LLC (Step Bond)		4.458	10/25/48	3,266,930
		Series - 2018 NPL9 (Class A1A)
1,660,244	g	VOLT LXXV LLC (Step Bond)		4.336	01/25/49	1,672,730
		Series - 2019 NPL1 (Class A1A)
3,272,460	g	VOLT LXXV LLC (Step Bond)		3.967	02/25/49	3,276,582
		Series - 2019 NPL2 (Class A1)
2,400,000	g	VOLT LXXV LLC (Step Bond)		3.967	03/25/49	2,402,618
		Series - 2019 NPL3 (Class A1)
16,725	g,i	Wachovia Loan Trust	LIBOR 1 M + 0.360%	2.846	05/25/35	16,726
		Series - 2005 SD1 (Class A)
16,407,313	g	Wendys Funding LLC		3.573	03/15/48	16,175,313
		Series - 2018 1A (Class A2I)
493,750	g	Wendys Funding LLC		3.884	03/15/48	486,773
		Series - 2018 1A (Class A2II)
11,850,000		World Omni Auto Receivables Trust		3.010	04/15/22	11,884,154
		Series - 2018 D (Class A2A)
2,500,000		World Omni Auto Receivables Trust		3.330	04/15/24	2,546,510
		Series - 2018 D (Class A3)
32

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$3,000,000	g,i	Worldwide Plaza Trust		3.596%	11/10/36	$2,811,385
		Series - 2017 WWP (Class E)
		TOTAL ASSET BACKED				493,592,996

OTHER MORTGAGE BACKED - 12.2%
1,481,746	g,i	Agate Bay Mortgage Trust		3.500	11/25/44	1,468,906
		Series - 2014 3 (Class A13)
659,036	g,i	Agate Bay Mortgage Trust		3.500	09/25/45	647,748
		Series - 2015 6 (Class A9)
374,277	i	Alternative Loan Trust	LIBOR 1 M + 0.500%	2.986	06/25/34	372,815
		Series - 2004 8CB (Class M1)
846,959	i	American Home Mortgage Investment Trust	LIBOR 6 M + 1.500%	4.312	10/25/34	837,641
		Series - 2004 3 (Class 4A)
1,080,000	i	Banc of America Commercial Mortgage Trust		4.362	09/15/48	1,140,835
		Series - 2015 UBS7 (Class B)
2,625,000	i	Banc of America Commercial Mortgage Trust		4.362	09/15/48	2,693,849
		Series - 2015 UBS7 (Class C)
5,071,748		Banc of America Commercial Mortgage Trust		1.559	07/15/49	5,009,545
		Series - 2016 UB10 (Class A1)
6,000,000		Banc of America Commercial Mortgage Trust		3.366	02/15/50	6,095,518
		Series - 2017 BNK3 (Class ASB)
277,839	g,i	Banc of America Commercial Mortgage Trust		5.678	02/10/51	281,551
		Series - 2007 4 (Class E)
6,000,000	†,g,i	Banc of America Commercial Mortgage Trust		6.038	02/10/51	923,400
		Series - 2007 5 (Class B)
12,000,000		BANK		3.731	11/15/50	12,245,435
		Series - 2017 BNK8 (Class AS)
7,500,000		BANK		3.289	07/15/60	7,583,812
		Series - 2017 BNK6 (Class ASB)
2,000,000	g	BBCMS Mortgage Trust		3.821	09/05/32	2,009,396
		Series - 2013 TYSN (Class C)
1,500,000	g,i	BBCMS Mortgage Trust		4.267	08/05/38	1,324,509
		Series - 2018 CHRS (Class E)
2,000,000	g,i	Bear Stearns Commercial Mortgage Securities Trust		5.122	02/11/41	1,700,100
		Series - 2005 PWR7 (Class E)
1,000,000	g,i	Bear Stearns Commercial Mortgage Securities Trust		5.701	11/11/41	1,001,197
		Series - 2004 PWR6 (Class G)
641,003	g,i	Bear Stearns Commercial Mortgage Securities Trust		5.886	02/13/42	649,469
		Series - 2005 T18 (Class F)
2,350,000	g	BWAY Mortgage Trust		2.917	01/10/35	2,337,685
		Series - 2015 1740 (Class A)
4,644,000	g,i	CD Commercial Mortgage Trust		6.020	11/15/44	4,658,641
		Series - 2007 CD5 (Class E)
5,000,000	i	CD Commercial Mortgage Trust		3.879	11/10/49	5,088,764
		Series - 2016 CD2 (Class B)
750,000	i	CD Commercial Mortgage Trust		4.029	11/10/49	747,449
		Series - 2016 CD2 (Class C)
33

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$9,000,000		CD Commercial Mortgage Trust	3.453%	02/10/50	$9,223,034
		Series - 2017 CD3 (Class AAB)
17,068,000	i	CD Commercial Mortgage Trust	3.684	08/15/50	17,309,186
		Series - 2017 CD5 (Class AS)
537,020	i	CHL Mortgage Pass-Through Trust	4.263	02/20/35	540,288
		Series - 2004 HYB9 (Class 1A1)
641,336		Citigroup Commercial Mortgage Trust	1.847	11/10/48	636,816
		Series - 2015 GC35 (Class A1)
12,390,000	g,i	COMM Mortgage Trust	3.538	10/10/29	12,412,426
		Series - 2017 PANW (Class C)
6,905,000		COMM Mortgage Trust	2.853	10/15/45	6,861,954
		Series - 2012 CR4 (Class A3)
2,000,000	g	COMM Mortgage Trust	3.397	03/10/46	1,977,928
		Series - 2013 CR6 (Class B)
1,500,000	g,i	COMM Mortgage Trust	4.793	08/10/46	1,564,129
		Series - 2013 CR10 (Class C)
2,000,000	i	COMM Mortgage Trust	4.691	02/10/47	2,135,942
		Series - 2014 CR15 (Class B)
5,000,000		COMM Mortgage Trust	3.691	03/10/47	5,177,191
		Series - 2014 UBS2 (Class A4)
875,000		COMM Mortgage Trust	4.199	03/10/47	905,966
		Series - 2014 UBS2 (Class AM)
1,074,089		COMM Mortgage Trust	4.701	03/10/47	1,121,548
		Series - 2014 UBS2 (Class B)
2,000,000	i	COMM Mortgage Trust	4.456	07/15/47	2,081,990
		Series - 2014 CR18 (Class B)
463,000	i	COMM Mortgage Trust	4.731	07/15/47	478,315
		Series - 2014 CR18 (Class C)
1,500,000	i	COMM Mortgage Trust	4.714	08/10/47	1,554,268
		Series - 2014 CR19 (Class C)
8,400,000		COMM Mortgage Trust	3.917	10/10/47	8,783,778
		Series - 2014 LC17 (Class A5)
2,095,000		COMM Mortgage Trust	3.040	02/10/48	2,109,091
		Series - 2015 LC19 (Class ASB)
3,600,000	g,i	COMM Mortgage Trust	4.118	03/10/48	3,406,663
		Series - 2015 CR22 (Class D)
2,500,000	i	COMM Mortgage Trust	4.118	03/10/48	2,555,590
		Series - 2015 CR22 (Class C)
5,000,000	g,i	COMM Mortgage Trust	3.685	05/10/48	5,027,443
		Series - 2015 CR23 (Class CMB)
5,000,000		COMM Mortgage Trust	3.801	05/10/48	5,120,602
		Series - 2015 CR23 (Class AM)
2,226,295	i	COMM Mortgage Trust	4.183	05/10/48	2,290,895
		Series - 2015 CR23 (Class B)
1,025,000	i	COMM Mortgage Trust	4.252	05/10/48	1,052,375
		Series - 2015 CR23 (Class C)
3,000,000	i	COMM Mortgage Trust	4.252	05/10/48	2,866,586
		Series - 2015 CR23 (Class D)
7,500,000		COMM Mortgage Trust	3.630	10/10/48	7,734,253
		Series - 2015 CR26 (Class A4)
1,000,000		COMM Mortgage Trust	3.984	10/10/48	1,034,482
		Series - 2015 CR27 (Class AM)
34

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$3,500,000	i	COMM Mortgage Trust		4.361%	10/10/48	$3,661,717
		Series - 2015 CR27 (Class B)
5,000,000	i	Commercial Mortgage Pass Through Certificates		4.647	02/10/49	5,335,631
		Series - 2016 CR28 (Class B)
5,005,000	i	Connecticut Avenue Securities	LIBOR 1 M + 2.600%	5.086	05/25/24	5,247,129
		Series - 2014 C02 (Class 1M2)
8,479,069	i	Connecticut Avenue Securities	LIBOR 1 M + 3.000%	5.486	07/25/24	9,001,331
		Series - 2014 C03 (Class 1M2)
1,780,126	i	Connecticut Avenue Securities	LIBOR 1 M + 2.000%	4.486	10/25/28	1,793,645
		Series - 2016 C03 (Class 1M1)
1,382,072	i	Connecticut Avenue Securities	LIBOR 1 M + 1.350%	3.836	01/25/29	1,383,292
		Series - 2016 C05 (Class 2M1)
4,082,173	i	Connecticut Avenue Securities	LIBOR 1 M + 1.450%	3.936	01/25/29	4,097,398
		Series - 2016 C04 (Class 1M1)
9,123,050	i	Connecticut Avenue Securities	LIBOR 1 M + 1.300%	3.786	04/25/29	9,160,244
		Series - 2016 C06 (Class 1M1)
18,308,970	i	Connecticut Avenue Securities	LIBOR 1 M + 1.300%	2.165	07/25/29	18,380,784
		Series - 2017 C01 (Class 1M1)
10,399,956	i	Connecticut Avenue Securities	LIBOR 1 M + 0.950%	3.436	10/25/29	10,418,207
		Series - 2017 C03 (Class 1M1)
2,787,877	i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	3.336	11/25/29	2,791,100
		Series - 2017 C04 (Class 2M1)
25,563,498	i	Connecticut Avenue Securities	LIBOR 1 M + 0.650%	3.136	05/25/30	25,537,579
		Series - 2017 C07 (Class 1M1)
8,296,128	i	Connecticut Avenue Securities	LIBOR 1 M + 0.600%	3.086	07/25/30	8,277,179
		Series - 2018 C01 (Class 1M1)
5,298,523	i	Connecticut Avenue Securities	LIBOR 1 M + 0.680%	3.166	10/25/30	5,296,263
		Series - 2018 C03 (Class 1M1)
2,371,447	i	Connecticut Avenue Securities	LIBOR 1 M + 0.750%	3.236	12/25/30	2,371,168
		Series - 2018 C04 (Class 2M1)
6,842,552	i	Connecticut Avenue Securities	LIBOR 1 M + 0.720%	3.206	01/25/31	6,840,837
		Series - 2018 C05 (Class 1M1)
635,000	i	Connecticut Avenue Securities	LIBOR 1 M + 2.100%	4.586	03/25/31	626,875
		Series - 2018 C06 (Class 2M2)
3,343,917	g,i	Connecticut Avenue Securities	LIBOR 1 M + 0.750%	3.236	04/25/31	3,342,756
		Series - 2018 R07 (Class 1M1)
1,236,097	g,i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	3.336	07/25/31	1,236,499
		Series - 2019 R01 (Class 2M1)
275,000	g,i	Connecticut Avenue Securities	LIBOR 1 M + 2.450%	4.936	07/25/31	275,344
		Series - 2019 R01 (Class 2M2)
1,241,299	g,i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	3.336	08/25/31	1,242,165
		Series - 2019 R02 (Class 1M1)
11,367	i	Credit Suisse First Boston Mortgage Securities Corp		5.100	08/15/38	11,463
		Series - 2005 C5 (Class F)
4,000,000		CSAIL Commercial Mortgage Trust		3.314	11/15/49	4,061,612
		Series - 2016 C7 (Class ASB)
1,490,000	g,i	CSMC Trust		3.811	11/15/34	1,528,374
		Series - 2015 GLPB (Class B)
3,015,832	g,i	CSMC Trust		3.500	02/25/48	2,943,387
		Series - 2018 J1 (Class A11)
7,800,000	g,i	DBUBS Mortgage Trust		5.532	07/10/44	8,084,911
		Series - 2011 LC2A (Class D)
35

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$10,110,000	g,i	DBUBS Mortgage Trust		5.699%	11/10/46	$10,536,501
		Series - 2011 LC1A (Class C)
5,440,309	g,i	Flagstar Mortgage Trust		3.500	03/25/47	5,440,522
		Series - 2017 1 (Class 1A5)
7,342,244	g,i	Flagstar Mortgage Trust		4.000	05/25/48	7,420,149
		Series - 2018 3INV (Class A3)
2,012,052	g,i	Flagstar Mortgage Trust		4.000	09/25/48	2,009,869
		Series - 2018 5 (Class A11)
7,000,000	g	GRACE Mortgage Trust		3.369	06/10/28	7,074,564
		Series - 2014 GRCE (Class A)
10,500,000	g	GS Mortgage Securities Corp II		3.419	10/10/32	10,663,292
		Series - 2017 SLP (Class A)
1,344,000	g	GS Mortgage Securities Corp II		3.551	04/10/34	1,369,225
		Series - 2012 ALOH (Class A)
2,590,000	i	GS Mortgage Securities Corp II		3.777	05/10/50	2,649,578
		Series - 2015 GC30 (Class AS)
2,500,000	i	GS Mortgage Securities Corp II		4.057	05/10/50	2,488,891
		Series - 2015 GC30 (Class C)
2,058,460		GS Mortgage Securities Trust		1.478	05/10/49	2,029,362
		Series - 2016 GS2 (Class A1)
8,000,000		GS Mortgage Securities Trust		3.467	03/10/50	8,195,377
		Series - 2017 GS5 (Class AAB)
3,000,000		GS Mortgage Securities Trust		3.837	11/10/50	3,133,301
		Series - 2017 GS8 (Class ABP)
1,927,495	i	HarborView Mortgage Loan Trust	LIBOR 1 M + 0.620%	3.102	08/19/45	1,880,096
		Series - 2005 11 (Class 2A1A)
2,000,000	g	Hudson Yards Mortgage Trust		2.835	08/10/38	1,956,317
		Series - 2016 10HY (Class A)
3,000,000	g,i	Hudson Yards Mortgage Trust		2.977	08/10/38	2,928,712
		Series - 2016 10HY (Class B)
3,500,000	g,i	Hudson Yards Mortgage Trust		2.977	08/10/38	3,381,534
		Series - 2016 10HY (Class C)
195,246	i	Impac CMB Trust	LIBOR 1 M + 0.660%	3.146	03/25/35	191,519
		Series - 2004 11 (Class 2A1)
1,500,000		JP Morgan Chase Commercial Mortgage Securities Corp		4.166	12/15/46	1,581,321
		Series - 2013 C16 (Class A4)
1,700,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		4.003	01/15/46	1,683,653
		Series - 2013 C13 (Class D)
6,950,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.662	02/15/46	7,083,794
		Series - 2011 C3 (Class D)
500,000		JP Morgan Chase Commercial Mortgage Securities Trust		3.379	09/15/50	507,825
		Series - 2017 JP7 (Class A3)
7,072,893	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.160%	2.646	06/25/37	6,938,243
		Series - 2007 CH5 (Class A1)
2,043,316	g,i	JP Morgan Mortgage Trust		3.623	12/25/44	2,041,888
		Series - 2015 1 (Class B1)
512,482	g,i	JP Morgan Mortgage Trust		3.500	05/25/45	505,434
		Series - 2015 3 (Class A19)
36

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,026,514	g,i	JP Morgan Mortgage Trust	3.500%	10/25/45	$2,003,256
		Series - 2015 6 (Class A13)
1,049,024	g,i	JP Morgan Mortgage Trust	3.500	05/25/46	1,033,967
		Series - 2016 1 (Class A13)
565,657	g,i	JP Morgan Mortgage Trust	3.500	01/25/47	566,033
		Series - 2017 1 (Class A3)
1,432,120	g,i	JP Morgan Mortgage Trust	3.500	05/25/47	1,416,909
		Series - 2017 2 (Class A13)
271,259	g,i	JP Morgan Mortgage Trust	3.500	08/25/47	271,440
		Series - 2017 3 (Class 1A5)
4,278,822	g,i	JP Morgan Mortgage Trust	3.500	06/25/48	4,281,663
		Series - 2018 1 (Class A5)
1,398,895	g,i	JP Morgan Mortgage Trust	3.500	09/25/48	1,399,824
		Series - 2018 3 (Class A5)
2,636,932	g,i	JP Morgan Mortgage Trust	3.500	10/25/48	2,638,683
		Series - 2018 4 (Class A5)
1,183,717	g,i	JP Morgan Mortgage Trust	3.500	10/25/48	1,184,503
		Series - 2018 5 (Class A5)
3,247,726	g,i	JP Morgan Mortgage Trust	3.000	12/25/48	3,197,107
		Series - 2017 6 (Class A6)
5,901,058	g,i	JP Morgan Mortgage Trust	3.500	12/25/48	5,904,976
		Series - 2018 6 (Class 1A3)
2,081,005	g,i	JP Morgan Mortgage Trust	4.000	01/25/49	2,081,244
		Series - 2018 8 (Class A13)
1,940,596	g,i	JP Morgan Mortgage Trust	4.000	02/25/49	1,947,012
		Series - 2018 9 (Class A13)
4,500,000		JPMBB Commercial Mortgage Securities Trust	3.493	08/15/47	4,614,264
		Series - 2014 C21 (Class A4)
5,000,000		JPMBB Commercial Mortgage Securities Trust	3.775	08/15/47	5,197,183
		Series - 2014 C21 (Class A5)
1,000,000	i	JPMBB Commercial Mortgage Securities Trust	4.344	02/15/48	1,016,184
		Series - 2015 C27 (Class C)
2,000,000	i	JPMBB Commercial Mortgage Securities Trust	3.917	05/15/48	2,058,140
		Series - 2015 C29 (Class AS)
1,000,000	i	JPMBB Commercial Mortgage Securities Trust	4.118	05/15/48	1,026,846
		Series - 2015 C29 (Class B)
2,000,000		JPMBB Commercial Mortgage Securities Trust	4.106	08/15/48	2,078,920
		Series - 2015 C31 (Class AS)
2,200,000	i	JPMBB Commercial Mortgage Securities Trust	4.617	08/15/48	2,322,617
		Series - 2015 C31 (Class B)
3,419,000		JPMBB Commercial Mortgage Securities Trust	3.227	10/15/48	3,450,477
		Series - 2015 C28 (Class A4)
28,540	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	28,540
		Series - 2007 C6 (Class AM)
10,000,000	g,i	MAD Mortgage Trust	2.976	08/15/34	10,057,229
		Series - 2017 330M (Class A)
5,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.476	11/15/45	5,055,037
		Series - 2012 C6 (Class AS)
1,374,049	g	Morgan Stanley Bank of America Merrill Lynch Trust	3.989	12/15/46	1,413,741
		Series - 2014 C19 (Class LNC1)
37

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$4,678,563	g	Morgan Stanley Bank of America Merrill Lynch Trust	4.750%	12/15/46	$4,913,165
		Series - 2014 C19 (Class LNC3)
3,069,000	i	Morgan Stanley Bank of America Merrill Lynch Trust	4.954	02/15/47	3,207,770
		Series - 2014 C14 (Class C)
140,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.069	02/15/48	141,181
		Series - 2015 C20 (Class ASB)
2,500,000	i	Morgan Stanley Bank of America Merrill Lynch Trust	4.463	02/15/48	2,547,635
		Series - 2015 C20 (Class C)
2,500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.338	03/15/48	2,536,147
		Series - 2015 C21 (Class A4)
3,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.652	03/15/48	3,063,353
		Series - 2015 C21 (Class AS)
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.561	04/15/48	2,024,460
		Series - 2015 C22 (Class AS)
2,130,000	i	Morgan Stanley Bank of America Merrill Lynch Trust	4.059	12/15/48	2,127,959
		Series - 2013 C8 (Class C)
6,000,000	g	Morgan Stanley Capital I Trust	3.350	07/13/29	6,076,763
		Series - 2014 CPT (Class A)
3,140,000	g	Morgan Stanley Capital I Trust	2.695	01/11/32	3,126,120
		Series - 2013 WLSR (Class A)
51,227	i	Morgan Stanley Capital I Trust	5.389	11/12/41	51,036
		Series - 2006 HQ10 (Class AJ)
3,563,234	i	Morgan Stanley Capital I Trust	5.947	06/11/42	3,761,608
		Series - 2007 T27 (Class AJ)
4,783,087	g,i	Morgan Stanley Capital I Trust	5.792	09/15/42	4,874,899
		Series - 2005 IQ10 (Class E)
4,500,000	g	Morgan Stanley Capital I Trust	4.193	09/15/47	4,560,734
		Series - 2011 C1 (Class F)
13,000,000		Morgan Stanley Capital I Trust	2.606	08/15/49	12,809,711
		Series - 2016 UB11 (Class ASB)
3,725,355	i	Morgan Stanley Capital I Trust	6.113	12/12/49	2,806,324
		Series - 2007 IQ16 (Class AJ)
4,000,000	g,i	MSDB Trust	3.316	07/11/39	4,020,631
		Series - 2017 712F (Class A)
18,445,000	g	One Market Plaza Trust	3.614	02/10/32	18,881,374
		Series - 2017 1MKT (Class A)
1,097,772	g,i	Sequoia Mortgage Trust	3.500	11/25/46	1,099,707
		Series - 2016 3 (Class A10)
5,870,442	g,i	Sequoia Mortgage Trust	3.500	02/25/47	5,893,713
		Series - 2017 2 (Class A4)
10,122,474	g,i	Sequoia Mortgage Trust	3.500	04/25/47	10,179,949
		Series - 2017 3 (Class A4)
4,109,907	g,i	Sequoia Mortgage Trust	3.500	08/25/47	4,114,044
		Series - 2017 5 (Class A4)
5,978,526	g,h,i	Sequoia Mortgage Trust	3.500	03/25/48	5,942,792
		Series - 2018 3 (Class A1)
8,112,106	g,i	Sequoia Mortgage Trust	3.500	05/25/48	8,140,552
		Series - 2018 5 (Class A4)
38

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$1,711,634	g,i	Sequoia Mortgage Trust		4.000%	06/25/48	$1,731,001
		Series - 2018 CH2 (Class A21)
1,763,421	g,i	Sequoia Mortgage Trust		4.000	07/25/48	1,789,114
		Series - 2018 6 (Class A4)
400,804	g,i	Shellpoint Co-Originator Trust		3.500	11/25/46	399,759
		Series - 2016 1 (Class 1A10)
10,831,892	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	4.686	09/25/24	11,040,528
		Series - 2014 HQ2 (Class M2)
1,719,864	i	STACR	LIBOR 1 M + 3.800%	6.286	03/25/25	1,812,244
		Series - 2015 HQ1 (Class M3)
2,268,079	i	STACR	LIBOR 1 M + 1.950%	4.436	05/25/25	2,305,570
		Series - 2015 HQ2 (Class M2)
2,751,599	i	STACR	LIBOR 1 M + 2.600%	5.086	12/25/27	2,785,917
		Series - 2015 DNA2 (Class M2)
2,384,331	i	STACR	LIBOR 1 M + 2.650%	5.136	03/25/28	2,416,231
		Series - 2015 HQA1 (Class M2)
3,800,000	i	STACR	LIBOR 1 M + 4.650%	7.136	10/25/28	4,241,310
		Series - 2016 DNA2 (Class M3)
2,514,833	i	STACR	LIBOR 1 M + 1.300%	3.786	03/25/29	2,527,003
		Series - 2016 DNA4 (Class M2)
8,900,023	i	STACR	LIBOR 1 M + 1.200%	3.686	07/25/29	8,937,809
		Series - 2017 DNA1 (Class M1)
3,562,232	i	STACR	LIBOR 1 M + 1.200%	3.686	10/25/29	3,581,215
		Series - 2017 DNA2 (Class M1)
25,719,862	i	STACR	LIBOR 1 M + 0.750%	3.236	03/25/30	25,703,895
		Series - 2017 DNA3 (Class M1)
1,516,100	g,i	STACR		3.819	05/25/48	1,514,618
		Series - 2018 SPI2 (Class M1)
5,890,638	g,i	STACR		4.167	08/25/48	5,931,644
		Series - 2018 SPI3 (Class M1)
4,620,000	g,i	UBS-Barclays Commercial Mortgage Trust		3.875	04/10/46	4,715,592
		Series - 2013 C6 (Class B)
1,525,000	g	UBS-Citigroup Commercial Mortgage Trust		5.154	01/10/45	1,603,969
		Series - 2011 C1 (Class AS)
3,365,680	g	VSE VOI Mortgage LLC		2.330	03/20/35	3,305,749
		Series - 2017 A (Class A)
2,895,600	g	VSE VOI Mortgage LLC		4.020	02/20/36	2,935,509
		Series - 2018 A (Class C)
6,134,166	i	Wachovia Bank Commercial Mortgage Trust		5.876	05/15/46	6,170,480
		Series - 2007 C34 (Class AJ)
2,000,000	i	Wachovia Bank Commercial Mortgage Trust		5.951	05/15/46	2,013,840
		Series - 2007 C34 (Class B)
1,700,000	i	Wachovia Bank Commercial Mortgage Trust		5.951	05/15/46	1,717,000
		Series - 2007 C34 (Class C)
10,000,000		Wells Fargo Commercial Mortgage Trust		3.539	10/15/45	10,166,422
		Series - 2012 LC5 (Class AS)
5,000,000		Wells Fargo Commercial Mortgage Trust		3.540	05/15/48	5,118,370
		Series - 2015 C28 (Class A4)
39

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
	$2,100,000	i	Wells Fargo Commercial Mortgage Trust	3.658%	05/15/48	$2,102,723
			Series - 2015 NXS1 (Class B)
	5,055,000		Wells Fargo Commercial Mortgage Trust	2.825	10/15/49	5,028,979
			Series - 2016 LC24 (Class ASB)
	1,180,000		Wells Fargo Commercial Mortgage Trust	3.467	04/15/50	1,190,913
			Series - 2015 LC20 (Class AS)
	5,000,000	i	Wells Fargo Commercial Mortgage Trust	3.767	07/15/58	5,191,848
			Series - 2015 NXS2 (Class A5)
	2,000,000		Wells Fargo Commercial Mortgage Trust	3.185	03/15/59	2,020,297
			Series - 2016 C33 (Class ASB)
	1,000,000		Wells Fargo Commercial Mortgage Trust	2.933	11/15/59	996,845
			Series - 2016 C36 (Class ASB)
	1,600,000	i	WFRBS Commercial Mortgage Trust	3.714	03/15/45	1,619,154
			Series - 2013 C11 (Class B)
	1,000,000		WFRBS Commercial Mortgage Trust	3.345	05/15/45	1,006,678
			Series - 2013 C13 (Class AS)
	2,225,281		WFRBS Commercial Mortgage Trust	3.995	05/15/47	2,333,599
			Series - 2014 C20 (Class A5)
	1,250,000		WFRBS Commercial Mortgage Trust	3.607	11/15/47	1,284,325
			Series - 2014 C24 (Class A5)
			TOTAL OTHER MORTGAGE BACKED			721,806,433

			TOTAL STRUCTURED ASSETS			1,215,399,429
			(Cost $1,222,925,412)

			TOTAL BONDS			5,683,624,737
			(Cost $5,633,941,584)

SHARES			COMPANY
COMMON STOCKS - 0.0%

ENERGY - 0.0%
	9,696		Peabody Energy Corp			274,687
			TOTAL ENERGY			274,687

			TOTAL COMMON STOCKS			274,687
			(Cost $133,601)

PRINCIPAL			ISSUER
SHORT-TERM INVESTMENTS - 3.7%

GOVERNMENT AGENCY DEBT - 0.4%
	$24,870,000		Federal Home Loan Bank (FHLB)	2.250	04/01/19	24,870,000
			TOTAL GOVERNMENT AGENCY DEBT			24,870,000

TREASURY DEBT - 3.3%
EGP	51,550,000	j	Egypt Treasury Bill	0.000	09/03/19	2,775,805
	48,800,000	j	Egypt Treasury Bill	0.000	10/15/19	2,580,284
	$29,400,000		United States Treasury Bill	2.383	04/02/19	29,398,061
	42,100,000		United States Treasury Bill	2.378	04/09/19	42,077,663
40

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$37,000,000	United States Treasury Bill	2.396%	04/18/19	$36,958,183
79,900,000	United States Treasury Bill	2.235	05/28/19	79,603,509
	TOTAL TREASURY DEBT			193,393,505

	TOTAL SHORT-TERM INVESTMENTS			218,263,505
	(Cost $218,133,620)

	TOTAL INVESTMENTS - 101.5%			6,023,604,801
	(Cost $5,975,842,102)
	OTHER ASSETS & LIABILITIES, NET - (1.5)%			(89,547,121)
	NET ASSETS - 100.0%			$5,934,057,680

Abbreviation(s):
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
IDR	Indonesian Rupiah
LIBOR	London Interbank Offered Rate
M	Month
REIT	Real Estate Investment Trust
RSD	Serbian Dinar
UYU	Uruguayan Peso
W	Week

†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2019, the aggregate value of these securities was $1,142,225,525 or 19.2% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
q	In default

Bilateral credit default swap contracts outstanding as of March 31, 2019 were as follows (see Note 3):

PURCHASED

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity date	Notional amount(1)	Value	Upfront premiums paid (received)	Unrealized appreciation (depreciation)
CDX-EMS31-V1-5Y Index	1.000%	Credit event as specified in contract	Citibank, N.A.	06/20/24	$15,000,000	$559,899	$493,937	$65,962

(1) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

41

TIAA-CREF FUNDS - Bond Fund

Centrally cleared credit default swap contracts outstanding as of March 31, 2019 were as follows (see Note 3):

PURCHASED

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity date	Notional amount(1)	Variation margin	Unrealized appreciation (depreciation)
CDX-NAHYS31V3-5Y Index	5.000%	Credit event as specified in contract	Citigroup Global Markets	12/20/23	$15,500,000	$(62,088)	$(1,063,986)
CDX-NAHYS31V3-5Y Index	5.000	Credit event as specified in contract	Citigroup Global Markets	12/20/23	15,000,000	(61,717)	(91,559)
Total						$(123,805)	$(1,155,545)

(1) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

42

TIAA-CREF FUNDS - Bond Index Fund

TIAA-CREF FUNDS
BOND INDEX FUND
SCHEDULE OF INVESTMENTS
March 31, 2019

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
BONDS - 99.4%

CORPORATE BONDS - 25.0%

AUTOMOBILES & COMPONENTS - 0.1%
$250,000	Aptiv plc	4.250%	01/15/26	$257,730
100,000	Aptiv plc	4.350	03/15/29	101,589
100,000	Aptiv plc	4.400	10/01/46	89,958
175,000	Aptiv plc	5.400	03/15/49	180,877
200,000	BorgWarner, Inc	3.375	03/15/25	198,549
200,000	BorgWarner, Inc	4.375	03/15/45	184,978
600,000	Delphi Corp	4.150	03/15/24	620,727
425,000	Ford Motor Co	4.346	12/08/26	394,784
500,000	Ford Motor Co	7.450	07/16/31	533,455
1,050,000	Ford Motor Co	4.750	01/15/43	824,105
750,000	Ford Motor Co	5.291	12/08/46	629,074
350,000	General Motors Co	4.200	10/01/27	335,938
500,000	General Motors Co	5.000	10/01/28	499,167
500,000	General Motors Co	6.600	04/01/36	523,717
500,000	General Motors Co	5.150	04/01/38	457,571
350,000	General Motors Co	6.750	04/01/46	364,937
500,000	General Motors Co	5.400	04/01/48	458,755
250,000	General Motors Co	5.950	04/01/49	242,200
175,000	Harley-Davidson, Inc	3.500	07/28/25	170,160
200,000	Harley-Davidson, Inc	4.625	07/28/45	186,206
750,000	Honeywell International, Inc	1.850	11/01/21	736,719
500,000	Honeywell International, Inc	3.350	12/01/23	511,561
1,000,000	Honeywell International, Inc	2.500	11/01/26	975,529
782,000	Honeywell International, Inc	3.812	11/21/47	796,424
800,000	Lear Corp	3.800	09/15/27	767,222
300,000	Magna International, Inc	3.625	06/15/24	305,343
100,000	Magna International, Inc	4.150	10/01/25	104,348
300,000	Toyota Motor Corp	3.183	07/20/21	303,639
300,000	Toyota Motor Corp	3.419	07/20/23	308,468
300,000	Toyota Motor Corp	3.669	07/20/28	314,443
	TOTAL AUTOMOBILES & COMPONENTS			12,378,173

BANKS - 3.9%
200,000	Aon Corp	4.500	12/15/28	211,806
350,000	Banco Bilbao Vizcaya Argentaria S.A.	3.000	10/20/20	350,965
400,000	Banco Santander S.A.	3.500	04/11/22	403,924
600,000	Banco Santander S.A.	3.125	02/23/23	593,677
1,000,000	Banco Santander S.A.	3.848	04/12/23	1,008,955
400,000	Banco Santander S.A.	5.179	11/19/25	422,437
400,000	Banco Santander S.A.	4.250	04/11/27	400,621
400,000	Banco Santander S.A.	3.800	02/23/28	388,185
1,000,000	Banco Santander S.A.	4.379	04/12/28	1,013,797
200,000	Bancolombia S.A.	5.950	06/03/21	210,800
43

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000	Bank of America Corp	2.625%	10/19/20	$997,635
200,000	Bank of America Corp	2.151	11/09/20	197,984
1,750,000	Bank of America Corp	2.625	04/19/21	1,744,599
500,000	Bank of America Corp	2.369	07/21/21	496,710
1,000,000	Bank of America Corp	2.328	10/01/21	990,820
3,000,000	Bank of America Corp	2.738	01/23/22	2,989,098
3,000,000	Bank of America Corp	3.499	05/17/22	3,036,950
2,225,000	Bank of America Corp	3.300	01/11/23	2,254,185
750,000	Bank of America Corp	3.124	01/20/23	752,395
500,000	Bank of America Corp	2.881	04/24/23	498,629
1,000,000	Bank of America Corp	2.816	07/21/23	993,687
4,718,000	Bank of America Corp	3.004	12/20/23	4,705,634
3,500,000	Bank of America Corp	4.125	01/22/24	3,667,779
1,750,000	Bank of America Corp	3.550	03/05/24	1,777,412
1,500,000	Bank of America Corp	3.864	07/23/24	1,541,471
1,475,000	Bank of America Corp	4.200	08/26/24	1,527,449
2,000,000	Bank of America Corp	3.458	03/15/25	2,020,982
3,550,000	Bank of America Corp	3.950	04/21/25	3,617,805
3,000,000	Bank of America Corp	3.093	10/01/25	2,976,888
4,000,000	Bank of America Corp	3.366	01/23/26	4,005,486
2,000,000	Bank of America Corp	3.593	07/21/28	1,992,237
5,690,000	Bank of America Corp	3.419	12/20/28	5,569,100
1,250,000	Bank of America Corp	3.970	03/05/29	1,276,571
1,400,000	Bank of America Corp	4.271	07/23/29	1,459,102
1,075,000	Bank of America Corp	3.974	02/07/30	1,096,782
1,500,000	Bank of America Corp	5.000	01/21/44	1,695,489
1,500,000	Bank of America Corp	4.443	01/20/48	1,572,382
3,000,000	Bank of America Corp	3.946	01/23/49	2,955,385
1,250,000	Bank of America Corp	4.330	03/15/50	1,289,064
300,000	Bank of America NA	3.335	01/25/23	303,838
1,000,000	Bank of Nova Scotia	2.125	09/11/19	997,687
1,000,000	Bank of Nova Scotia	2.150	07/14/20	994,492
1,500,000	Bank of Nova Scotia	2.350	10/21/20	1,494,627
500,000	Bank of Nova Scotia	2.500	01/08/21	498,462
200,000	Bank of Nova Scotia	4.375	01/13/21	205,897
300,000	Bank of Nova Scotia	2.450	03/22/21	298,572
2,000,000	Bank of Nova Scotia	3.125	04/20/21	2,014,997
1,000,000	Bank of Nova Scotia	1.875	04/26/21	985,391
500,000	Bank of Nova Scotia	2.700	03/07/22	500,524
750,000	Bank of Nova Scotia	2.450	09/19/22	743,604
500,000	Bank of Nova Scotia	3.400	02/11/24	507,692
500,000	Bank of Nova Scotia	4.500	12/16/25	520,187
1,500,000	Barclays Bank plc	2.650	01/11/21	1,489,174
2,000,000	Barclays plc	3.200	08/10/21	1,998,468
1,500,000	Barclays plc	3.684	01/10/23	1,498,358
1,500,000	Barclays plc	4.610	02/15/23	1,532,943
300,000	Barclays plc	4.338	05/16/24	303,454
1,225,000	Barclays plc	3.650	03/16/25	1,194,123
600,000	Barclays plc	4.375	01/12/26	602,902
500,000	Barclays plc	5.200	05/12/26	510,179
500,000	Barclays plc	4.337	01/10/28	497,392
1,750,000	Barclays plc	4.836	05/09/28	1,732,471
500,000	Barclays plc	4.972	05/16/29	517,323
44

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$500,000	Barclays plc	5.250%	08/17/45	$517,087
300,000	BB&T Corp	2.625	06/29/20	299,748
300,000	BB&T Corp	2.150	02/01/21	297,227
300,000	BB&T Corp	2.850	04/01/21	300,497
500,000	BB&T Corp	2.050	05/10/21	493,233
750,000	BB&T Corp	3.200	09/03/21	758,390
200,000	BB&T Corp	3.950	03/22/22	205,558
750,000	BB&T Corp	2.750	04/01/22	750,392
500,000	BB&T Corp	3.050	06/20/22	502,961
500,000	BB&T Corp	3.750	12/06/23	519,079
700,000	BB&T Corp	2.850	10/26/24	696,128
750,000	BB&T Corp	3.700	06/05/25	778,509
500,000	BB&T Corp	3.800	10/30/26	513,118
500,000	BB&T Corp	3.875	03/19/29	505,572
500,000	BPCE S.A.	2.250	01/27/20	497,775
1,300,000	BPCE S.A.	2.650	02/03/21	1,295,915
400,000	BPCE S.A.	2.750	12/02/21	397,765
500,000	BPCE S.A.	4.000	04/15/24	514,522
300,000	BPCE S.A.	3.375	12/02/26	295,393
500,000	Branch Banking & Trust Co	2.250	06/01/20	497,498
500,000	Branch Banking & Trust Co	2.625	01/15/22	499,878
250,000	Branch Banking & Trust Co	3.625	09/16/25	255,651
300,000	Canadian Imperial Bank of Commerce	2.100	10/05/20	297,530
1,000,000	Canadian Imperial Bank of Commerce	2.700	02/02/21	1,000,843
500,000	Canadian Imperial Bank of Commerce	2.550	06/16/22	498,899
500,000	Canadian Imperial Bank of Commerce	3.500	09/13/23	512,307
750,000	Canadian Imperial Bank of Commerce	3.100	04/02/24	747,006
900,000	Capital One Bank USA NA	2.950	07/23/21	903,109
500,000	Capital One Bank USA NA	2.650	08/08/22	494,201
1,000,000	Capital One NA	2.250	09/13/21	984,249
1,000,000	CitiBank NA	3.050	05/01/20	1,003,431
750,000	CitiBank NA	2.100	06/12/20	744,584
1,000,000	CitiBank NA	2.125	10/20/20	991,627
3,000,000	CitiBank NA	2.850	02/12/21	3,011,180
500,000	CitiBank NA	3.400	07/23/21	506,608
1,000,000	CitiBank NA	3.165	02/19/22	1,003,703
1,000,000	CitiBank NA	3.650	01/23/24	1,032,266
4,250,000	Citigroup, Inc	2.700	03/30/21	4,246,350
1,250,000	Citigroup, Inc	2.350	08/02/21	1,235,607
2,700,000	Citigroup, Inc	4.500	01/14/22	2,816,833
500,000	Citigroup, Inc	2.700	10/27/22	495,416
500,000	Citigroup, Inc	3.142	01/24/23	501,874
4,600,000	Citigroup, Inc	3.500	05/15/23	4,666,083
1,000,000	Citigroup, Inc	2.876	07/24/23	993,963
1,500,000	Citigroup, Inc	4.044	06/01/24	1,550,445
500,000	Citigroup, Inc	4.000	08/05/24	516,016
1,000,000	Citigroup, Inc	3.700	01/12/26	1,017,492
750,000	Citigroup, Inc	4.600	03/09/26	784,023
1,000,000	Citigroup, Inc	3.400	05/01/26	994,849
1,100,000	Citigroup, Inc	4.300	11/20/26	1,118,855
1,500,000	Citigroup, Inc	4.450	09/29/27	1,543,059
500,000	Citigroup, Inc	3.887	01/10/28	508,162
45

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000	Citigroup, Inc	3.668%	07/24/28	$998,435
1,700,000	Citigroup, Inc	4.125	07/25/28	1,711,056
3,000,000	Citigroup, Inc	3.520	10/27/28	2,950,917
4,000,000	Citigroup, Inc	4.075	04/23/29	4,104,813
1,500,000	Citigroup, Inc	3.980	03/20/30	1,526,463
750,000	Citigroup, Inc	3.878	01/24/39	733,685
200,000	Citigroup, Inc	5.875	01/30/42	246,037
225,000	Citigroup, Inc	6.675	09/13/43	288,379
525,000	Citigroup, Inc	4.650	07/30/45	559,402
2,800,000	Citigroup, Inc	4.750	05/18/46	2,896,220
2,000,000	Citigroup, Inc	4.650	07/23/48	2,154,156
300,000	Citizens Bank NA	2.450	12/04/19	299,273
250,000	Citizens Bank NA	2.200	05/26/20	248,167
300,000	Citizens Bank NA	2.250	10/30/20	297,477
150,000	Citizens Bank NA	2.550	05/13/21	148,962
250,000	Citizens Bank NA	3.250	02/14/22	252,380
350,000	Citizens Bank NA	2.650	05/26/22	347,164
500,000	Citizens Bank NA	3.700	03/29/23	513,224
250,000	Citizens Bank NA	3.750	02/18/26	254,811
100,000	Citizens Financial Group, Inc	2.375	07/28/21	98,665
300,000	Citizens Financial Group, Inc	4.300	12/03/25	307,435
200,000	Comerica Bank	4.000	07/27/25	206,511
600,000	Comerica, Inc	2.500	06/02/20	597,504
300,000	Comerica, Inc	3.700	07/31/23	308,248
200,000	Comerica, Inc	4.000	02/01/29	208,043
500,000	Commonwealth Bank of Australia	2.400	11/02/20	497,659
300,000	Commonwealth Bank of Australia	2.550	03/15/21	298,438
500,000	Compass Bank	3.500	06/11/21	504,345
250,000	Compass Bank	2.875	06/29/22	247,470
500,000	Compass Bank	3.875	04/10/25	495,354
1,500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.250	01/14/20	1,494,922
1,500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875	02/08/22	1,543,130
1,500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375	05/21/25	1,520,645
400,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.750	12/01/43	478,497
1,100,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.250	08/04/45	1,243,163
500,000	Cooperatieve Rabobank UA	4.500	01/11/21	515,213
1,000,000	Cooperatieve Rabobank UA	2.500	01/19/21	995,315
1,000,000	Cooperatieve Rabobank UA	3.125	04/26/21	1,004,655
625,000	Cooperatieve Rabobank UA	2.750	01/10/22	624,596
500,000	Cooperatieve Rabobank UA	2.750	01/10/23	495,692
1,850,000	Cooperatieve Rabobank UA	3.750	07/21/26	1,825,875
350,000	Cooperatieve Rabobank UA	5.250	05/24/41	423,625
300,000	Discover Bank	3.100	06/04/20	300,694
300,000	Discover Bank	3.200	08/09/21	301,469
1,000,000	Discover Bank	3.350	02/06/23	1,005,535
900,000	Discover Bank	4.200	08/08/23	936,124
200,000	Discover Bank	4.250	03/13/26	203,217
825,000	Discover Bank	3.450	07/27/26	799,600
46

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$300,000	Discover Bank	4.682%	08/09/28	$304,908
350,000	Discover Bank	4.650	09/13/28	366,683
400,000	Fifth Third Bancorp	2.875	07/27/20	400,664
200,000	Fifth Third Bancorp	2.875	10/01/21	200,196
200,000	Fifth Third Bancorp	3.500	03/15/22	203,445
750,000	Fifth Third Bancorp	2.600	06/15/22	745,210
425,000	Fifth Third Bancorp	3.650	01/25/24	435,462
1,600,000	Fifth Third Bancorp	3.850	03/15/26	1,629,519
500,000	Fifth Third Bancorp	3.950	03/14/28	516,912
140,000	Fifth Third Bancorp	8.250	03/01/38	195,260
500,000	Fifth Third Bank	2.200	10/30/20	495,992
300,000	Fifth Third Bank	2.250	06/14/21	296,859
200,000	Fifth Third Bank	3.350	07/26/21	202,890
300,000	Fifth Third Bank	3.950	07/28/25	314,595
200,000	First Horizon National Corp	3.500	12/15/20	201,065
500,000	First Republic Bank	2.500	06/06/22	495,622
175,000	First Republic Bank	4.375	08/01/46	171,606
500,000	Goldman Sachs Bank USA	3.200	06/05/20	503,137
750,000	HSBC Bank USA NA	4.875	08/24/20	770,551
266,000	HSBC Bank USA NA	5.875	11/01/34	318,297
33,000	HSBC Bank USA NA	7.000	01/15/39	44,220
1,400,000	HSBC Holdings plc	3.400	03/08/21	1,412,582
400,000	HSBC Holdings plc	2.950	05/25/21	399,938
1,000,000	HSBC Holdings plc	2.650	01/05/22	991,307
150,000	HSBC Holdings plc	4.875	01/14/22	157,737
1,900,000	HSBC Holdings plc	3.262	03/13/23	1,905,269
1,750,000	HSBC Holdings plc	3.600	05/25/23	1,781,469
200,000	HSBC Holdings plc	3.033	11/22/23	199,031
1,350,000	HSBC Holdings plc	4.250	03/14/24	1,380,943
2,000,000	HSBC Holdings plc	3.950	05/18/24	2,040,905
2,500,000	HSBC Holdings plc	3.803	03/11/25	2,537,853
1,225,000	HSBC Holdings plc	4.300	03/08/26	1,272,029
1,900,000	HSBC Holdings plc	3.900	05/25/26	1,925,235
750,000	HSBC Holdings plc	4.292	09/12/26	773,936
250,000	HSBC Holdings plc	4.375	11/23/26	256,288
3,500,000	HSBC Holdings plc	4.041	03/13/28	3,529,701
2,200,000	HSBC Holdings plc	4.583	06/19/29	2,315,144
2,325,000	HSBC Holdings plc	6.500	09/15/37	2,892,710
550,000	HSBC Holdings plc	6.100	01/14/42	713,434
1,175,000	HSBC Holdings plc	5.250	03/14/44	1,287,410
750,000	HSBC USA, Inc	2.750	08/07/20	750,612
1,000,000	HSBC USA, Inc	3.500	06/23/24	1,013,232
2,000,000	Huntington Bancshares, Inc	3.150	03/14/21	2,016,931
500,000	Huntington Bancshares, Inc	4.000	05/15/25	520,307
300,000	Huntington National Bank	3.250	05/14/21	302,881
300,000	Huntington National Bank	3.125	04/01/22	302,277
500,000	Huntington National Bank	3.550	10/06/23	512,146
250,000	Industrial & Commercial Bank of China Ltd	3.231	11/13/19	250,632
1,300,000	Industrial & Commercial Bank of China Ltd	2.905	11/13/20	1,292,632
300,000	Industrial & Commercial Bank of China Ltd	2.635	05/26/21	296,157
250,000	Industrial & Commercial Bank of China Ltd	2.452	10/20/21	245,555
4,000,000	Industrial & Commercial Bank of China Ltd	3.538	11/08/27	3,961,100
47

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$750,000	ING Groep NV	3.150%	03/29/22	$750,953
200,000	ING Groep NV	4.100	10/02/23	205,665
1,250,000	ING Groep NV	3.950	03/29/27	1,255,804
500,000	ING Groep NV	4.550	10/02/28	526,151
1,750,000	JPMorgan Chase & Co	2.250	01/23/20	1,743,623
1,750,000	JPMorgan Chase & Co	2.750	06/23/20	1,751,068
700,000	JPMorgan Chase & Co	4.400	07/22/20	715,785
1,820,000	JPMorgan Chase & Co	4.250	10/15/20	1,862,237
2,000,000	JPMorgan Chase & Co	2.550	10/29/20	1,994,936
2,000,000	JPMorgan Chase & Co	2.550	03/01/21	1,994,212
1,000,000	JPMorgan Chase & Co	2.400	06/07/21	992,802
325,000	JPMorgan Chase & Co	2.295	08/15/21	321,291
500,000	JPMorgan Chase & Co	4.500	01/24/22	522,897
1,000,000	JPMorgan Chase & Co	3.514	06/18/22	1,014,126
3,150,000	JPMorgan Chase & Co	2.972	01/15/23	3,150,003
2,350,000	JPMorgan Chase & Co	3.200	01/25/23	2,383,311
1,500,000	JPMorgan Chase & Co	3.207	04/01/23	1,509,676
4,000,000	JPMorgan Chase & Co	3.559	04/23/24	4,070,045
1,000,000	JPMorgan Chase & Co	3.625	05/13/24	1,028,323
1,000,000	JPMorgan Chase & Co	3.797	07/23/24	1,027,268
2,100,000	JPMorgan Chase & Co	3.875	09/10/24	2,154,219
750,000	JPMorgan Chase & Co	4.023	12/05/24	778,617
750,000	JPMorgan Chase & Co	3.220	03/01/25	751,192
1,600,000	JPMorgan Chase & Co	3.900	07/15/25	1,658,341
2,500,000	JPMorgan Chase & Co	3.300	04/01/26	2,504,955
1,000,000	JPMorgan Chase & Co	3.200	06/15/26	994,303
500,000	JPMorgan Chase & Co	2.950	10/01/26	488,979
1,000,000	JPMorgan Chase & Co	4.125	12/15/26	1,033,075
1,000,000	JPMorgan Chase & Co	3.960	01/29/27	1,034,347
1,000,000	JPMorgan Chase & Co	3.782	02/01/28	1,019,556
750,000	JPMorgan Chase & Co	3.509	01/23/29	745,784
4,000,000	JPMorgan Chase & Co	4.005	04/23/29	4,112,337
1,500,000	JPMorgan Chase & Co	4.203	07/23/29	1,566,251
1,750,000	JPMorgan Chase & Co	4.452	12/05/29	1,868,476
1,000,000	JPMorgan Chase & Co	3.882	07/24/38	982,919
958,000	JPMorgan Chase & Co	5.500	10/15/40	1,145,456
1,000,000	JPMorgan Chase & Co	5.625	08/16/43	1,188,884
1,800,000	JPMorgan Chase & Co	4.950	06/01/45	1,999,900
2,050,000	JPMorgan Chase & Co	4.260	02/22/48	2,106,234
1,000,000	JPMorgan Chase & Co	4.032	07/24/48	989,341
1,500,000	JPMorgan Chase & Co	3.964	11/15/48	1,465,364
1,750,000	JPMorgan Chase & Co	3.897	01/23/49	1,695,106
750,000	JPMorgan Chase & Co	6.000	N/A‡	781,935
3,000,000	JPMorgan Chase Bank NA	2.604	02/01/21	2,994,003
1,000,000	JPMorgan Chase Bank NA	3.086	04/26/21	1,002,748
500,000	KeyBank NA	2.500	11/22/21	497,041
500,000	KeyBank NA	3.300	02/01/22	508,600
300,000	KeyBank NA	3.180	05/22/22	300,859
300,000	KeyBank NA	2.400	06/09/22	297,355
300,000	KeyBank NA	2.300	09/14/22	295,846
750,000	KeyBank NA	3.375	03/07/23	765,315
500,000	KeyBank NA	3.300	06/01/25	506,305
300,000	KeyBank NA	3.400	05/20/26	297,535
48

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$250,000	KeyBank NA	3.900%	04/13/29	$254,210
1,200,000	KeyCorp	2.900	09/15/20	1,202,963
200,000	KeyCorp	4.150	10/29/25	210,688
500,000	KeyCorp	4.100	04/30/28	521,076
800,000	Lloyds Bank plc	2.700	08/17/20	798,962
1,000,000	Lloyds Bank plc	3.300	05/07/21	1,007,975
300,000	Lloyds Banking Group plc	3.000	01/11/22	298,242
750,000	Lloyds Banking Group plc	4.050	08/16/23	765,122
500,000	Lloyds Banking Group plc	2.907	11/07/23	487,214
500,000	Lloyds Banking Group plc	3.900	03/12/24	506,533
2,500,000	Lloyds Banking Group plc	4.500	11/04/24	2,541,873
1,000,000	Lloyds Banking Group plc	4.450	05/08/25	1,038,538
300,000	Lloyds Banking Group plc	3.750	01/11/27	295,295
2,500,000	Lloyds Banking Group plc	4.375	03/22/28	2,562,275
500,000	Lloyds Banking Group plc	4.550	08/16/28	518,261
1,550,000	Lloyds Banking Group plc	3.574	11/07/28	1,489,739
750,000	Lloyds Banking Group plc	4.344	01/09/48	677,017
300,000	M&T Bank Corp	3.550	07/26/23	310,041
150,000	Manufacturers & Traders Trust Co	2.100	02/06/20	149,273
250,000	Manufacturers & Traders Trust Co	2.050	08/17/20	247,979
500,000	Manufacturers & Traders Trust Co	2.625	01/25/21	500,428
500,000	Manufacturers & Traders Trust Co	2.500	05/18/22	496,745
1,100,000	Manufacturers & Traders Trust Co	2.900	02/06/25	1,099,346
1,222,000	Mitsubishi UFJ Financial Group, Inc	2.950	03/01/21	1,224,414
300,000	Mitsubishi UFJ Financial Group, Inc	3.535	07/26/21	304,306
500,000	Mitsubishi UFJ Financial Group, Inc	2.190	09/13/21	491,301
400,000	Mitsubishi UFJ Financial Group, Inc	2.998	02/22/22	400,953
500,000	Mitsubishi UFJ Financial Group, Inc	3.218	03/07/22	503,842
500,000	Mitsubishi UFJ Financial Group, Inc	2.665	07/25/22	495,954
1,500,000	Mitsubishi UFJ Financial Group, Inc	3.455	03/02/23	1,521,187
800,000	Mitsubishi UFJ Financial Group, Inc	3.761	07/26/23	821,800
500,000	Mitsubishi UFJ Financial Group, Inc	3.407	03/07/24	506,865
1,500,000	Mitsubishi UFJ Financial Group, Inc	3.777	03/02/25	1,545,855
1,600,000	Mitsubishi UFJ Financial Group, Inc	3.850	03/01/26	1,656,671
400,000	Mitsubishi UFJ Financial Group, Inc	3.677	02/22/27	411,466
500,000	Mitsubishi UFJ Financial Group, Inc	3.287	07/25/27	499,833
1,000,000	Mitsubishi UFJ Financial Group, Inc	3.961	03/02/28	1,047,044
300,000	Mitsubishi UFJ Financial Group, Inc	4.050	09/11/28	316,813
500,000	Mitsubishi UFJ Financial Group, Inc	3.741	03/07/29	513,374
300,000	Mitsubishi UFJ Financial Group, Inc	4.286	07/26/38	317,703
500,000	Mitsubishi UFJ Financial Group, Inc	4.153	03/07/39	516,953
500,000	Mizuho Financial Group, Inc	2.953	02/28/22	499,940
1,800,000	Mizuho Financial Group, Inc	2.601	09/11/22	1,777,475
500,000	Mizuho Financial Group, Inc	3.549	03/05/23	509,714
500,000	Mizuho Financial Group, Inc	3.922	09/11/24	514,970
750,000	Mizuho Financial Group, Inc	2.839	09/13/26	726,235
200,000	Mizuho Financial Group, Inc	3.663	02/28/27	205,537
300,000	Mizuho Financial Group, Inc	3.170	09/11/27	296,654
500,000	Mizuho Financial Group, Inc	4.018	03/05/28	528,635
400,000	Mizuho Financial Group, Inc	4.254	09/11/29	424,652
225,000	MUFG Americas Holdings Corp	3.500	06/18/22	228,550
160,000	MUFG Americas Holdings Corp	3.000	02/10/25	157,328
49

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$750,000	MUFG Union Bank NA	3.150%	04/01/22	$756,501
500,000	National Australia Bank Ltd	2.125	05/22/20	496,768
350,000	National Australia Bank Ltd	2.625	07/23/20	349,394
300,000	National Australia Bank Ltd	2.500	01/12/21	298,165
300,000	National Australia Bank Ltd	2.625	01/14/21	299,038
500,000	National Australia Bank Ltd	1.875	07/12/21	489,659
1,000,000	National Australia Bank Ltd	3.375	09/20/21	1,011,536
500,000	National Australia Bank Ltd	3.700	11/04/21	510,115
500,000	National Australia Bank Ltd	2.800	01/10/22	499,684
200,000	National Australia Bank Ltd	3.000	01/20/23	200,197
500,000	National Australia Bank Ltd	2.875	04/12/23	497,050
1,000,000	National Australia Bank Ltd	3.625	06/20/23	1,022,939
300,000	National Australia Bank Ltd	3.375	01/14/26	301,572
500,000	National Australia Bank Ltd	2.500	07/12/26	474,898
400,000	National Bank of Canada	2.150	06/12/20	397,547
300,000	National Bank of Canada	2.200	11/02/20	297,310
350,000	Northern Trust Corp	2.375	08/02/22	346,011
500,000	Northern Trust Corp	3.950	10/30/25	528,029
500,000	Northern Trust Corp	3.650	08/03/28	523,552
100,000	Northern Trust Corp	3.375	05/08/32	98,068
300,000	People’s United Bank NA	4.000	07/15/24	303,109
100,000	People’s United Financial, Inc	3.650	12/06/22	100,770
750,000	PNC Bank NA	2.000	05/19/20	745,256
300,000	PNC Bank NA	2.300	06/01/20	298,711
300,000	PNC Bank NA	2.600	07/21/20	299,777
550,000	PNC Bank NA	2.450	11/05/20	547,861
500,000	PNC Bank NA	2.500	01/22/21	499,582
500,000	PNC Bank NA	2.150	04/29/21	495,453
500,000	PNC Bank NA	2.550	12/09/21	496,951
500,000	PNC Bank NA	2.625	02/17/22	499,857
1,500,000	PNC Bank NA	2.450	07/28/22	1,494,380
750,000	PNC Bank NA	2.700	11/01/22	746,642
500,000	PNC Bank NA	2.950	01/30/23	498,335
1,000,000	PNC Bank NA	3.500	06/08/23	1,028,872
600,000	PNC Bank NA	2.950	02/23/25	598,697
550,000	PNC Bank NA	3.250	06/01/25	557,033
500,000	PNC Bank NA	3.100	10/25/27	499,344
500,000	PNC Bank NA	3.250	01/22/28	503,647
550,000	PNC Bank NA	4.050	07/26/28	576,054
645,000	PNC Financial Services Group, Inc	5.125	02/08/20	657,801
50,000	PNC Financial Services Group, Inc	4.375	08/11/20	51,184
500,000	PNC Financial Services Group, Inc	3.500	01/23/24	513,688
300,000	PNC Financial Services Group, Inc	3.900	04/29/24	310,111
300,000	PNC Financial Services Group, Inc	3.150	05/19/27	300,742
150,000	PNC Financial Services Group, Inc (Step Bond)	2.854	11/09/22	149,817
500,000	Regions Bank	2.750	04/01/21	498,407
250,000	Regions Bank	3.374	08/13/21	251,199
1,350,000	Regions Financial Corp	3.200	02/08/21	1,360,444
500,000	Regions Financial Corp	2.750	08/14/22	496,270
1,000,000	Regions Financial Corp	3.800	08/14/23	1,028,400
1,000,000	Royal Bank of Canada	2.200	09/23/19	997,819
750,000	Royal Bank of Canada	1.875	02/05/20	745,179
250,000	Royal Bank of Canada	2.150	03/06/20	248,720
50

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$500,000	Royal Bank of Canada	2.100%	10/14/20	$496,506
500,000	Royal Bank of Canada	2.150	10/26/20	496,684
500,000	Royal Bank of Canada	2.350	10/30/20	497,958
750,000	Royal Bank of Canada	2.300	03/22/21	745,973
2,000,000	Royal Bank of Canada	3.200	04/30/21	2,023,420
1,300,000	Royal Bank of Canada	2.750	02/01/22	1,304,053
500,000	Royal Bank of Canada	3.700	10/05/23	516,832
1,000,000	Royal Bank of Canada	4.650	01/27/26	1,060,934
1,500,000	Royal Bank of Scotland Group plc	3.498	05/15/23	1,489,858
1,000,000	Royal Bank of Scotland Group plc	3.875	09/12/23	1,004,513
500,000	Royal Bank of Scotland Group plc	4.519	06/25/24	511,522
750,000	Royal Bank of Scotland Group plc	4.269	03/22/25	757,410
750,000	Royal Bank of Scotland Group plc	4.800	04/05/26	779,662
1,000,000	Royal Bank of Scotland Group plc	4.892	05/18/29	1,038,804
3,000,000	Royal Bank of Scotland Group plc	5.076	01/27/30	3,159,620
250,000	Santander Holdings USA, Inc	2.650	04/17/20	249,132
500,000	Santander Holdings USA, Inc	4.450	12/03/21	514,889
1,150,000	Santander Holdings USA, Inc	3.700	03/28/22	1,162,685
1,200,000	Santander Holdings USA, Inc	3.400	01/18/23	1,200,955
250,000	Santander Holdings USA, Inc	4.500	07/17/25	257,800
450,000	Santander Holdings USA, Inc	4.400	07/13/27	446,385
600,000	Santander UK Group Holdings plc	2.875	10/16/20	598,342
200,000	Santander UK Group Holdings plc	3.125	01/08/21	199,903
1,500,000	Santander UK Group Holdings plc	3.571	01/10/23	1,497,582
500,000	Santander UK Group Holdings plc	3.373	01/05/24	490,589
500,000	Santander UK Group Holdings plc	4.796	11/15/24	515,055
300,000	Santander UK Group Holdings plc	3.823	11/03/28	290,759
1,200,000	Santander UK plc	2.125	11/03/20	1,186,582
200,000	Santander UK plc	2.500	01/05/21	198,555
750,000	Santander UK plc	3.400	06/01/21	755,856
200,000	Santander UK plc	3.750	11/15/21	203,578
500,000	Santander UK plc	4.000	03/13/24	521,464
300,000	Skandinaviska Enskilda Banken AB	2.300	03/11/20	298,794
500,000	Skandinaviska Enskilda Banken AB	2.625	03/15/21	498,059
400,000	Skandinaviska Enskilda Banken AB	1.875	09/13/21	389,713
300,000	Skandinaviska Enskilda Banken AB	2.800	03/11/22	299,090
500,000	Sumitomo Mitsui Banking Corp	2.650	07/23/20	499,368
300,000	Sumitomo Mitsui Banking Corp	2.450	10/20/20	299,055
250,000	Sumitomo Mitsui Banking Corp	3.200	07/18/22	251,785
800,000	Sumitomo Mitsui Banking Corp	3.000	01/18/23	802,645
300,000	Sumitomo Mitsui Banking Corp	3.950	01/10/24	313,380
500,000	Sumitomo Mitsui Banking Corp	3.400	07/11/24	509,102
250,000	Sumitomo Mitsui Banking Corp	3.650	07/23/25	257,440
500,000	Sumitomo Mitsui Financial Group, Inc	2.934	03/09/21	501,263
1,250,000	Sumitomo Mitsui Financial Group, Inc	2.058	07/14/21	1,228,626
425,000	Sumitomo Mitsui Financial Group, Inc	2.442	10/19/21	420,153
700,000	Sumitomo Mitsui Financial Group, Inc	2.846	01/11/22	700,812
500,000	Sumitomo Mitsui Financial Group, Inc	2.784	07/12/22	497,591
1,225,000	Sumitomo Mitsui Financial Group, Inc	2.778	10/18/22	1,218,832
1,300,000	Sumitomo Mitsui Financial Group, Inc	3.102	01/17/23	1,304,831
750,000	Sumitomo Mitsui Financial Group, Inc	3.748	07/19/23	770,943
500,000	Sumitomo Mitsui Financial Group, Inc	3.936	10/16/23	518,921
51

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000	Sumitomo Mitsui Financial Group, Inc	3.784%	03/09/26	$1,033,276
500,000	Sumitomo Mitsui Financial Group, Inc	2.632	07/14/26	478,985
500,000	Sumitomo Mitsui Financial Group, Inc	3.010	10/19/26	490,732
500,000	Sumitomo Mitsui Financial Group, Inc	3.446	01/11/27	505,392
500,000	Sumitomo Mitsui Financial Group, Inc	3.364	07/12/27	501,118
500,000	Sumitomo Mitsui Financial Group, Inc	3.352	10/18/27	501,133
500,000	Sumitomo Mitsui Financial Group, Inc	3.544	01/17/28	508,753
750,000	Sumitomo Mitsui Financial Group, Inc	3.944	07/19/28	786,386
500,000	Sumitomo Mitsui Financial Group, Inc	4.306	10/16/28	539,070
800,000	SunTrust Bank	2.900	03/03/21	802,109
300,000	SunTrust Bank	3.525	10/26/21	303,159
1,000,000	SunTrust Bank	2.450	08/01/22	987,286
300,000	SunTrust Bank	3.502	08/02/22	304,273
500,000	SunTrust Bank	3.000	02/02/23	500,941
500,000	SunTrust Bank	3.200	04/01/24	503,883
500,000	SunTrust Bank	3.689	08/02/24	512,995
500,000	SunTrust Bank	4.000	05/01/25	523,455
200,000	SunTrust Bank	4.050	11/03/25	210,854
50,000	SVB Financial Group	5.375	09/15/20	51,747
1,350,000	Svenska Handelsbanken AB	1.950	09/08/20	1,335,201
750,000	Svenska Handelsbanken AB	2.450	03/30/21	746,603
750,000	Svenska Handelsbanken AB	3.350	05/24/21	758,620
250,000	Svenska Handelsbanken AB	1.875	09/07/21	245,061
500,000	Svenska Handelsbanken AB	3.900	11/20/23	520,373
1,000,000	Synchrony Bank	3.650	05/24/21	1,009,386
225,000	Synchrony Bank	3.000	06/15/22	222,108
300,000	Synovus Financial Corp	3.125	11/01/22	296,400
200,000	Toronto-Dominion Bank	1.850	09/11/20	197,854
350,000	Toronto-Dominion Bank	3.150	09/17/20	353,199
300,000	Toronto-Dominion Bank	2.500	12/14/20	299,386
1,000,000	Toronto-Dominion Bank	2.550	01/25/21	998,787
900,000	Toronto-Dominion Bank	2.125	04/07/21	890,912
500,000	Toronto-Dominion Bank	3.250	06/11/21	506,092
1,500,000	Toronto-Dominion Bank	1.800	07/13/21	1,469,567
500,000	Toronto-Dominion Bank	3.500	07/19/23	514,239
1,000,000	Toronto-Dominion Bank	3.250	03/11/24	1,012,403
1,000,000	Toronto-Dominion Bank	3.625	09/15/31	988,351
3,700,000	US Bancorp	2.625	01/24/22	3,705,124
750,000	US Bancorp	3.100	04/27/26	749,193
500,000	US Bancorp	2.375	07/22/26	478,102
1,000,000	US Bancorp	3.150	04/27/27	1,004,956
750,000	US Bancorp	3.900	04/26/28	797,167
250,000	US Bank NA	3.050	07/24/20	251,546
500,000	US Bank NA	2.050	10/23/20	496,022
1,000,000	US Bank NA	3.150	04/26/21	1,009,549
750,000	US Bank NA	3.104	05/21/21	753,110
1,000,000	US Bank NA	2.850	01/23/23	1,002,763
1,000,000	US Bank NA	3.400	07/24/23	1,024,957
500,000	US Bank NA	2.800	01/27/25	498,379
200,000	Webster Financial Corp	4.100	03/25/29	200,169
1,000,000	Wells Fargo Bank NA	2.400	01/15/20	997,774
3,000,000	Wells Fargo Bank NA	2.600	01/15/21	2,990,984
700,000	Wells Fargo Bank NA	3.325	07/23/21	704,666
52

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000	Wells Fargo Bank NA	3.625%	10/22/21	$1,018,947
2,000,000	Wells Fargo Bank NA	3.550	08/14/23	2,054,485
400,000	Western Union Co	5.253	04/01/20	408,649
300,000	Western Union Co	3.600	03/15/22	304,868
200,000	Western Union Co	4.250	06/09/23	206,545
500,000	Westpac Banking Corp	3.050	05/15/20	502,300
2,300,000	Westpac Banking Corp	2.300	05/26/20	2,290,445
500,000	Westpac Banking Corp	2.650	01/25/21	499,532
500,000	Westpac Banking Corp	2.100	05/13/21	493,263
500,000	Westpac Banking Corp	2.000	08/19/21	491,041
400,000	Westpac Banking Corp	2.800	01/11/22	400,666
750,000	Westpac Banking Corp	2.500	06/28/22	742,795
300,000	Westpac Banking Corp	2.750	01/11/23	298,173
1,000,000	Westpac Banking Corp	3.650	05/15/23	1,027,352
500,000	Westpac Banking Corp	3.300	02/26/24	505,690
500,000	Westpac Banking Corp	2.850	05/13/26	485,627
500,000	Westpac Banking Corp	2.700	08/19/26	480,963
500,000	Westpac Banking Corp	3.350	03/08/27	503,900
500,000	Westpac Banking Corp	3.400	01/25/28	506,197
950,000	Westpac Banking Corp	4.322	11/23/31	942,303
300,000	Zions Bancorp NA	3.350	03/04/22	302,594
	TOTAL BANKS			448,213,702

CAPITAL GOODS - 1.0%
300,000	ABB Finance USA, Inc	2.800	04/03/20	300,068
500,000	ABB Finance USA, Inc	2.875	05/08/22	503,840
300,000	ABB Finance USA, Inc	3.375	04/03/23	304,986
300,000	ABB Finance USA, Inc	3.800	04/03/28	315,137
650,000	ABB Finance USA, Inc	4.375	05/08/42	710,585
100,000	Agilent Technologies, Inc	5.000	07/15/20	102,752
100,000	Agilent Technologies, Inc	3.200	10/01/22	100,809
400,000	Agilent Technologies, Inc	3.875	07/15/23	413,071
200,000	Agilent Technologies, Inc	3.050	09/22/26	193,455
200,000	Air Lease Corp	2.500	03/01/21	198,455
200,000	Air Lease Corp	3.875	04/01/21	202,862
200,000	Air Lease Corp	3.375	06/01/21	200,967
500,000	Air Lease Corp	3.500	01/15/22	504,730
500,000	Air Lease Corp	3.750	02/01/22	504,458
400,000	Air Lease Corp	2.625	07/01/22	390,817
200,000	Air Lease Corp	2.750	01/15/23	195,221
750,000	Air Lease Corp	3.875	07/03/23	758,500
300,000	Air Lease Corp	4.250	02/01/24	307,574
300,000	Air Lease Corp	3.250	03/01/25	288,634
500,000	Air Lease Corp	3.625	04/01/27	470,873
200,000	Air Lease Corp	3.625	12/01/27	187,033
300,000	Air Lease Corp	4.625	10/01/28	301,196
500,000	Aircastle Ltd	5.125	03/15/21	515,975
200,000	Aircastle Ltd	4.400	09/25/23	203,754
1,000,000	Aircastle Ltd	4.125	05/01/24	1,001,609
250,000	Applied Materials, Inc	2.625	10/01/20	249,628
400,000	Applied Materials, Inc	4.300	06/15/21	414,992
250,000	Applied Materials, Inc	3.900	10/01/25	263,058
53

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$800,000	Applied Materials, Inc	3.300%	04/01/27	$808,679
250,000	Applied Materials, Inc	5.100	10/01/35	284,216
100,000	Applied Materials, Inc	5.850	06/15/41	123,915
500,000	Applied Materials, Inc	4.350	04/01/47	525,919
200,000	Arrow Electronics, Inc	3.500	04/01/22	201,245
125,000	Arrow Electronics, Inc	3.250	09/08/24	121,251
200,000	Arrow Electronics, Inc	4.000	04/01/25	200,101
200,000	Arrow Electronics, Inc	3.875	01/12/28	192,712
200,000	Avnet, Inc	3.750	12/01/21	202,001
300,000	Avnet, Inc	4.875	12/01/22	313,678
200,000	Avnet, Inc	4.625	04/15/26	204,545
100,000	Carlisle Cos, Inc	3.750	11/15/22	101,044
200,000	Carlisle Cos, Inc	3.500	12/01/24	199,957
200,000	Carlisle Cos, Inc	3.750	12/01/27	195,610
200,000	Caterpillar Financial Services Corp	2.000	03/05/20	198,833
300,000	Caterpillar Financial Services Corp	2.950	05/15/20	300,981
1,300,000	Caterpillar Financial Services Corp	1.850	09/04/20	1,285,552
300,000	Caterpillar Financial Services Corp	3.350	12/07/20	303,930
300,000	Caterpillar Financial Services Corp	2.900	03/15/21	301,516
1,000,000	Caterpillar Financial Services Corp	2.950	02/26/22	1,009,752
500,000	Caterpillar Financial Services Corp	2.400	06/06/22	495,901
300,000	Caterpillar Financial Services Corp	3.450	05/15/23	308,470
500,000	Caterpillar Financial Services Corp	3.650	12/07/23	521,529
500,000	Caterpillar Financial Services Corp	2.400	08/09/26	476,078
1,700,000	Caterpillar, Inc	3.400	05/15/24	1,761,836
1,738,000	Caterpillar, Inc	3.803	08/15/42	1,771,157
300,000	Caterpillar, Inc	4.300	05/15/44	323,706
1,000,000	CNH Industrial Capital LLC	3.875	10/15/21	1,010,600
300,000	CNH Industrial Capital LLC	4.200	01/15/24	308,052
200,000	Crane Co	4.200	03/15/48	189,130
300,000	CRH America, Inc	5.750	01/15/21	310,172
200,000	Cummins, Inc	3.650	10/01/23	208,564
200,000	Cummins, Inc	4.875	10/01/43	227,346
300,000	Danaher Corp	2.400	09/15/20	298,611
200,000	Danaher Corp	3.350	09/15/25	202,477
200,000	Danaher Corp	4.375	09/15/45	208,560
218,000	Deere & Co	5.375	10/16/29	259,204
650,000	Deere & Co	3.900	06/09/42	680,857
825,000	Dover Corp	3.150	11/15/25	818,703
100,000	Dover Corp	5.375	03/01/41	113,638
1,075,000	Eaton Corp	2.750	11/02/22	1,071,343
200,000	Eaton Corp	3.103	09/15/27	196,571
150,000	Eaton Corp	4.000	11/02/32	155,709
750,000	Eaton Corp	4.150	11/02/42	752,428
200,000	Eaton Corp	3.915	09/15/47	190,627
1,650,000	Embraer Netherlands Finance BV	5.400	02/01/27	1,777,875
350,000	Emerson Electric Co	2.625	02/15/23	346,848
200,000	Emerson Electric Co	3.150	06/01/25	199,971
200,000	Emerson Electric Co	5.250	11/15/39	237,205
200,000	FLIR Systems, Inc	3.125	06/15/21	199,384
150,000	Flowserve Corp	3.500	09/15/22	150,816
200,000	Flowserve Corp	4.000	11/15/23	202,332
500,000	Fortive Corp	2.350	06/15/21	494,760
54

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$275,000	Fortive Corp	3.150%	06/15/26	$268,001
250,000	Fortive Corp	4.300	06/15/46	245,519
1,000,000	General Dynamics Corp	2.875	05/11/20	1,003,310
1,000,000	General Dynamics Corp	3.000	05/11/21	1,008,426
500,000	General Dynamics Corp	3.375	05/15/23	514,025
300,000	General Dynamics Corp	1.875	08/15/23	290,851
1,200,000	General Dynamics Corp	2.375	11/15/24	1,175,099
750,000	General Dynamics Corp	3.500	05/15/25	775,726
750,000	General Dynamics Corp	3.750	05/15/28	790,865
225,000	General Dynamics Corp	3.600	11/15/42	224,013
1,725,000	General Electric Co	2.700	10/09/22	1,694,004
2,875,000	General Electric Co	4.125	10/09/42	2,499,243
2,850,000	General Electric Co	4.500	03/11/44	2,608,097
300,000	Huntington Ingalls Industries, Inc	3.483	12/01/27	293,370
100,000	IDEX Corp	4.500	12/15/20	101,638
200,000	IDEX Corp	4.200	12/15/21	203,499
1,000,000	Illinois Tool Works, Inc	2.650	11/15/26	986,383
200,000	Illinois Tool Works, Inc	4.875	09/15/41	233,962
1,000,000	Illinois Tool Works, Inc	3.900	09/01/42	1,050,301
300,000	Ingersoll-Rand Global Holding Co Ltd	2.900	02/21/21	300,530
300,000	Ingersoll-Rand Global Holding Co Ltd	4.250	06/15/23	314,737
400,000	Ingersoll-Rand Global Holding Co Ltd	3.750	08/21/28	408,983
200,000	Ingersoll-Rand Global Holding Co Ltd	5.750	06/15/43	239,070
150,000	Ingersoll-Rand Global Holding Co Ltd	4.300	02/21/48	149,815
500,000	Ingersoll-Rand Luxembourg Finance S.A.	2.625	05/01/20	498,835
600,000	Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	612,757
100,000	Ingersoll-Rand Luxembourg Finance S.A.	3.500	03/21/26	100,899
375,000	Ingersoll-Rand Luxembourg Finance S.A.	3.800	03/21/29	380,688
300,000	Ingersoll-Rand Luxembourg Finance S.A.	4.500	03/21/49	308,531
200,000	John Deere Capital Corp	2.200	03/13/20	199,196
200,000	John Deere Capital Corp	2.350	01/08/21	199,131
1,175,000	John Deere Capital Corp	2.550	01/08/21	1,173,766
400,000	John Deere Capital Corp	2.800	03/04/21	401,375
1,000,000	John Deere Capital Corp	2.875	03/12/21	1,004,802
300,000	John Deere Capital Corp	3.125	09/10/21	303,420
200,000	John Deere Capital Corp	3.150	10/15/21	202,336
500,000	John Deere Capital Corp	2.650	01/06/22	499,784
500,000	John Deere Capital Corp	3.200	01/10/22	508,336
300,000	John Deere Capital Corp	2.950	04/01/22	302,816
400,000	John Deere Capital Corp	2.150	09/08/22	393,307
200,000	John Deere Capital Corp	2.700	01/06/23	199,679
600,000	John Deere Capital Corp	2.800	03/06/23	602,383
300,000	John Deere Capital Corp	3.450	06/07/23	308,745
200,000	John Deere Capital Corp	3.650	10/12/23	207,440
750,000	John Deere Capital Corp	3.450	01/10/24	770,850
850,000	John Deere Capital Corp	2.650	06/24/24	842,226
1,100,000	John Deere Capital Corp	3.450	03/13/25	1,134,797
125,000	John Deere Capital Corp	3.400	09/11/25	128,317
200,000	John Deere Capital Corp	2.800	09/08/27	195,671
200,000	John Deere Capital Corp	3.050	01/06/28	199,263
300,000	John Deere Capital Corp	3.450	03/07/29	308,145
160,000	Johnson Controls International plc	4.250	03/01/21	163,667
55

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,300,000	Johnson Controls International plc	3.900%	02/14/26	$1,330,926
270,000	Johnson Controls International plc	6.000	01/15/36	312,519
200,000	Johnson Controls International plc	5.125	09/14/45	209,071
125,000	Johnson Controls International plc	4.500	02/15/47	120,066
300,000	Johnson Controls International plc (Step Bond)	3.625	07/02/24	303,628
325,000	Johnson Controls International plc (Step Bond)	4.625	07/02/44	318,043
100,000	Johnson Controls International plc (Step Bond)	4.950	07/02/64	92,831
150,000	Kennametal, Inc	3.875	02/15/22	151,540
200,000	Kennametal, Inc	4.625	06/15/28	200,653
866,000	KLA-Tencor Corp	4.125	11/01/21	890,077
300,000	KLA-Tencor Corp	4.100	03/15/29	306,680
500,000	KLA-Tencor Corp	5.000	03/15/49	528,584
509,000	Lam Research Corp	2.750	03/15/20	508,555
400,000	Lam Research Corp	2.800	06/15/21	400,128
200,000	Lam Research Corp	3.800	03/15/25	205,624
150,000	Lam Research Corp	3.750	03/15/26	152,772
275,000	Lam Research Corp	4.000	03/15/29	280,496
825,000	Lam Research Corp	4.875	03/15/49	871,552
100,000	Legrand France S.A.	8.500	02/15/25	124,496
100,000	Lennox International, Inc	3.000	11/15/23	98,137
1,075,000	Lockheed Martin Corp	2.500	11/23/20	1,071,772
500,000	Lockheed Martin Corp	3.100	01/15/23	505,644
300,000	Lockheed Martin Corp	2.900	03/01/25	299,292
2,000,000	Lockheed Martin Corp	3.550	01/15/26	2,064,838
300,000	Lockheed Martin Corp	3.600	03/01/35	296,935
500,000	Lockheed Martin Corp	4.500	05/15/36	542,733
1,608,000	Lockheed Martin Corp	4.070	12/15/42	1,639,749
969,000	Lockheed Martin Corp	4.090	09/15/52	985,747
200,000	Mosaic Co	3.250	11/15/22	200,522
300,000	Mosaic Co	4.250	11/15/23	311,497
300,000	Mosaic Co	4.050	11/15/27	299,730
300,000	Mosaic Co	5.450	11/15/33	322,935
100,000	Mosaic Co	4.875	11/15/41	96,426
300,000	Mosaic Co	5.625	11/15/43	318,777
250,000	Parker-Hannifin Corp	3.500	09/15/22	253,888
300,000	Parker-Hannifin Corp	3.300	11/21/24	305,353
175,000	Parker-Hannifin Corp	3.250	03/01/27	174,660
200,000	Parker-Hannifin Corp	4.200	11/21/34	210,652
200,000	Parker-Hannifin Corp	4.450	11/21/44	213,830
350,000	Parker-Hannifin Corp	4.100	03/01/47	357,629
775,000	Precision Castparts Corp	2.500	01/15/23	771,762
300,000	Precision Castparts Corp	3.250	06/15/25	307,546
400,000	Precision Castparts Corp	4.200	06/15/35	413,085
100,000	Precision Castparts Corp	3.900	01/15/43	100,168
50,000	Raytheon Co	4.400	02/15/20	50,778
450,000	Raytheon Co	3.125	10/15/20	454,583
1,000,000	Raytheon Co	2.500	12/15/22	997,430
300,000	Raytheon Co	3.150	12/15/24	305,700
200,000	Raytheon Co	7.200	08/15/27	258,111
100,000	Raytheon Co	4.700	12/15/41	115,270
150,000	Raytheon Co	4.200	12/15/44	163,287
300,000	Reliance Steel & Aluminum Co	4.500	04/15/23	310,925
700,000	Rockwell Automation, Inc	2.050	03/01/20	696,933
56

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$400,000	Rockwell Automation, Inc	3.500%	03/01/29	$411,745
300,000	Rockwell Automation, Inc	4.200	03/01/49	319,187
500,000	Rockwell Collins, Inc	2.800	03/15/22	498,931
500,000	Rockwell Collins, Inc	3.200	03/15/24	499,851
1,325,000	Rockwell Collins, Inc	3.500	03/15/27	1,312,031
125,000	Rockwell Collins, Inc	4.800	12/15/43	131,984
700,000	Rockwell Collins, Inc	4.350	04/15/47	690,965
200,000	Roper Technologies, Inc	3.000	12/15/20	200,424
100,000	Roper Technologies, Inc	2.800	12/15/21	99,696
500,000	Roper Technologies, Inc	3.650	09/15/23	510,981
1,100,000	Roper Technologies, Inc	3.800	12/15/26	1,113,744
300,000	Roper Technologies, Inc	4.200	09/15/28	311,256
200,000	Snap-on, Inc	3.250	03/01/27	200,239
200,000	Snap-on, Inc	4.100	03/01/48	209,051
250,000	Spirit AeroSystems, Inc	3.950	06/15/23	254,297
200,000	Spirit AeroSystems, Inc	3.850	06/15/26	192,416
250,000	Spirit AeroSystems, Inc	4.600	06/15/28	251,827
250,000	Stanley Black & Decker, Inc	3.400	12/01/21	253,751
600,000	Stanley Black & Decker, Inc	2.900	11/01/22	604,842
500,000	Stanley Black & Decker, Inc	3.400	03/01/26	507,739
300,000	Stanley Black & Decker, Inc	4.250	11/15/28	323,056
100,000	Stanley Black & Decker, Inc	5.200	09/01/40	113,321
300,000	Stanley Black & Decker, Inc	4.850	11/15/48	335,658
150,000	Textron, Inc	4.000	03/15/26	151,840
500,000	Textron, Inc	3.650	03/15/27	489,979
100,000	Textron, Inc	3.375	03/01/28	95,870
250,000	Timken Co	3.875	09/01/24	252,062
200,000	Timken Co	4.500	12/15/28	201,688
100,000	Trimble, Inc	4.150	06/15/23	101,809
150,000	Trimble, Inc	4.900	06/15/28	153,385
200,000	Tupperware Brands Corp	4.750	06/01/21	205,794
1,300,000	United Technologies Corp	1.900	05/04/20	1,289,143
425,000	United Technologies Corp	3.350	08/16/21	430,767
600,000	United Technologies Corp	2.300	05/04/22	591,111
1,325,000	United Technologies Corp	3.100	06/01/22	1,333,987
1,000,000	United Technologies Corp	3.650	08/16/23	1,026,688
400,000	United Technologies Corp	2.800	05/04/24	395,177
750,000	United Technologies Corp	3.950	08/16/25	779,440
1,000,000	United Technologies Corp	2.650	11/01/26	951,908
500,000	United Technologies Corp	3.125	05/04/27	488,972
2,000,000	United Technologies Corp	4.125	11/16/28	2,084,402
750,000	United Technologies Corp	4.450	11/16/38	776,584
1,650,000	United Technologies Corp	4.500	06/01/42	1,706,223
1,500,000	United Technologies Corp	4.150	05/15/45	1,462,236
2,000,000	United Technologies Corp	4.625	11/16/48	2,126,739
200,000	Valmont Industries, Inc	5.000	10/01/44	188,076
200,000	Valmont Industries, Inc	5.250	10/01/54	187,845
600,000	Wabtec Corp	4.400	03/15/24	610,285
300,000	Wabtec Corp	3.450	11/15/26	278,960
600,000	Wabtec Corp	4.950	09/15/28	608,698
300,000	WW Grainger, Inc	4.600	06/15/45	320,398
200,000	WW Grainger, Inc	3.750	05/15/46	186,468
57

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$125,000	WW Grainger, Inc	4.200%	05/15/47	$126,678
300,000	Xylem, Inc	4.875	10/01/21	313,973
100,000	Xylem, Inc	3.250	11/01/26	98,271
100,000	Xylem, Inc	4.375	11/01/46	101,211
	TOTAL CAPITAL GOODS			115,469,789

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
250,000	BGC Partners, Inc	5.375	07/24/23	257,991
500,000	CNH Industrial NV	3.850	11/15/27	479,401
500,000	Daimler Finance North America LLC	8.500	01/18/31	713,439
200,000	eBay, Inc	2.150	06/05/20	198,677
200,000	eBay, Inc	3.250	10/15/20	200,873
300,000	eBay, Inc	2.875	08/01/21	300,100
800,000	eBay, Inc	2.600	07/15/22	789,152
200,000	eBay, Inc	2.750	01/30/23	197,600
400,000	eBay, Inc	3.450	08/01/24	401,275
1,200,000	eBay, Inc	3.600	06/05/27	1,170,764
200,000	eBay, Inc	4.000	07/15/42	170,306
150,000	Equifax, Inc	2.300	06/01/21	147,247
200,000	Equifax, Inc	3.600	08/15/21	201,882
200,000	Equifax, Inc	3.300	12/15/22	200,398
200,000	Equifax, Inc	3.950	06/15/23	204,819
300,000	Fluor Corp	3.500	12/15/24	300,182
500,000	Fluor Corp	4.250	09/15/28	500,478
200,000	Fortune Brands Home & Security, Inc	3.000	06/15/20	200,236
500,000	Fortune Brands Home & Security, Inc	4.000	09/21/23	514,033
200,000	Fortune Brands Home & Security, Inc	4.000	06/15/25	204,364
400,000	Moody’s Corp	2.750	12/15/21	400,039
200,000	Moody’s Corp	2.625	01/15/23	197,164
1,200,000	Moody’s Corp	3.250	01/15/28	1,173,665
300,000	Moody’s Corp	4.250	02/01/29	314,790
200,000	Moody’s Corp	5.250	07/15/44	226,280
300,000	Moody’s Corp	4.875	12/17/48	329,227
100,000	Partners Healthcare System, Inc	3.765	07/01/48	97,751
100,000	Partners Healthcare System, Inc	4.117	07/01/55	102,525
725,000	RELX Capital, Inc	3.500	03/16/23	734,866
225,000	RELX Capital, Inc	4.000	03/18/29	229,224
580,000	Republic Services, Inc	5.250	11/15/21	615,641
250,000	Republic Services, Inc	3.550	06/01/22	255,631
750,000	Republic Services, Inc	3.200	03/15/25	757,005
900,000	Republic Services, Inc	2.900	07/01/26	881,487
100,000	Republic Services, Inc	3.375	11/15/27	100,761
750,000	Republic Services, Inc	3.950	05/15/28	786,041
300,000	S&P Global, Inc	3.300	08/14/20	302,581
300,000	S&P Global, Inc	4.000	06/15/25	315,882
1,425,000	S&P Global, Inc	4.400	02/15/26	1,533,330
200,000	S&P Global, Inc	4.500	05/15/48	217,347
300,000	Steelcase, Inc	5.125	01/18/29	313,312
600,000	Thomson Reuters Corp	4.300	11/23/23	624,473
200,000	Thomson Reuters Corp	3.350	05/15/26	192,045
145,000	Thomson Reuters Corp	5.850	04/15/40	161,942
200,000	Thomson Reuters Corp	5.650	11/23/43	219,588
1,000,000	VEREIT Operating Partnership LP	4.125	06/01/21	1,016,778
58

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$650,000	VEREIT Operating Partnership LP	3.950%	08/15/27	$640,878
1,700,000	Visa, Inc	2.200	12/14/20	1,692,381
125,000	Visa, Inc	2.150	09/15/22	123,723
600,000	Visa, Inc	2.800	12/14/22	606,053
2,925,000	Visa, Inc	3.150	12/14/25	2,976,526
700,000	Visa, Inc	2.750	09/15/27	692,231
1,800,000	Visa, Inc	4.300	12/14/45	1,990,122
625,000	Visa, Inc	3.650	09/15/47	628,237
310,000	Waste Management, Inc	4.600	03/01/21	320,495
850,000	Waste Management, Inc	2.900	09/15/22	853,177
100,000	Waste Management, Inc	2.400	05/15/23	98,343
1,000,000	Waste Management, Inc	3.500	05/15/24	1,025,151
1,000,000	Waste Management, Inc	3.150	11/15/27	997,516
100,000	Waste Management, Inc	3.900	03/01/35	100,345
	TOTAL COMMERCIAL & PROFESSIONAL SERVICES			32,197,770

CONSUMER DURABLES & APPAREL - 0.1%
300,000	Coach, Inc	3.000	07/15/22	295,304
300,000	Coach, Inc	4.125	07/15/27	286,844
200,000	DR Horton, Inc	2.550	12/01/20	198,717
500,000	DR Horton, Inc	4.375	09/15/22	513,007
200,000	Hasbro, Inc	3.150	05/15/21	200,702
200,000	Hasbro, Inc	3.500	09/15/27	192,660
100,000	Hasbro, Inc	6.350	03/15/40	110,412
200,000	Hasbro, Inc	5.100	05/15/44	193,504
200,000	Leggett & Platt, Inc	3.400	08/15/22	200,887
300,000	Leggett & Platt, Inc	3.500	11/15/27	288,573
175,000	Leggett & Platt, Inc	4.400	03/15/29	176,727
1,000,000	Masco Corp	4.450	04/01/25	1,027,489
200,000	Masco Corp	3.500	11/15/27	189,784
200,000	Masco Corp	4.500	05/15/47	182,357
100,000	Mohawk Industries, Inc	3.850	02/01/23	103,209
350,000	Newell Rubbermaid, Inc	3.850	04/01/23	346,241
925,000	Newell Rubbermaid, Inc	4.200	04/01/26	883,494
1,039,000	Newell Rubbermaid, Inc	5.375	04/01/36	949,124
300,000	NIKE, Inc	2.250	05/01/23	297,474
200,000	NIKE, Inc	2.375	11/01/26	193,498
300,000	NIKE, Inc	3.625	05/01/43	293,880
500,000	NIKE, Inc	3.875	11/01/45	511,615
200,000	NIKE, Inc	3.375	11/01/46	188,278
150,000	NVR, Inc	3.950	09/15/22	154,058
200,000	Ralph Lauren Corp	2.625	08/18/20	199,663
200,000	Ralph Lauren Corp	3.750	09/15/25	205,890
220,000	VF Corp	6.450	11/01/37	277,198
150,000	Whirlpool Corp	4.700	06/01/22	156,971
100,000	Whirlpool Corp	3.700	03/01/23	101,927
100,000	Whirlpool Corp	4.000	03/01/24	102,222
750,000	Whirlpool Corp	4.750	02/26/29	769,463
200,000	Whirlpool Corp	4.500	06/01/46	176,840
	TOTAL CONSUMER DURABLES & APPAREL			9,968,012
59

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
CONSUMER SERVICES - 0.4%
$12,600,000	g	Anheuser-Busch Cos LLC	3.650%	02/01/26	$12,646,296
2,500,000	g	Anheuser-Busch Cos LLC	4.700	02/01/36	2,500,986
3,825,000	g	Anheuser-Busch Cos LLC	4.900	02/01/46	3,843,785
300,000		Board of Trustees of The Leland Stanford Junior University	3.647	05/01/48	309,884
100,000		Boston University	4.061	10/01/48	106,635
200,000		California Institute of Technology	4.321	08/01/45	222,766
500,000		Catholic Health Initiatives	2.950	11/01/22	496,747
100,000		Children’s Hospital Corp	4.115	01/01/47	104,042
400,000		Cintas Corp No 2	2.900	04/01/22	401,250
400,000		Cintas Corp No 2	3.700	04/01/27	411,034
200,000		Darden Restaurants, Inc	3.850	05/01/27	198,341
300,000		Darden Restaurants, Inc	4.550	02/15/48	288,437
115,000		Duke University	3.299	10/01/46	108,160
300,000		George Washington University	4.300	09/15/44	327,357
200,000		George Washington University	4.868	09/15/45	237,268
375,000		George Washington University	4.126	09/15/48	393,855
100,000		Georgetown University	4.315	04/01/49	109,602
300,000		Georgetown University	5.215	10/01/18	339,588
500,000		GLP Capital LP	4.375	04/15/21	507,155
1,100,000		GLP Capital LP	5.250	06/01/25	1,152,404
750,000		GLP Capital LP	5.750	06/01/28	805,275
200,000		GLP Capital LP	5.300	01/15/29	210,036
200,000		Hyatt Hotels Corp	3.375	07/15/23	200,818
100,000		Hyatt Hotels Corp	4.850	03/15/26	105,737
200,000		Hyatt Hotels Corp	4.375	09/15/28	204,675
200,000		Marriott International, Inc	3.375	10/15/20	201,075
300,000		Marriott International, Inc	2.875	03/01/21	299,541
200,000		Marriott International, Inc	3.125	10/15/21	200,358
300,000		Marriott International, Inc	4.150	12/01/23	312,092
300,000		Marriott International, Inc	3.600	04/15/24	302,325
1,250,000		Marriott International, Inc	4.000	04/15/28	1,266,427
300,000		Marriott International, Inc	4.650	12/01/28	317,332
250,000		Massachusetts Institute of Technology	5.600	07/01/11	348,098
200,000		Massachusetts Institute of Technology	4.678	07/01/14	234,003
300,000		Massachusetts Institute of Technology	3.885	07/01/16	290,216
250,000		McDonald’s Corp	2.200	05/26/20	248,766
720,000		McDonald’s Corp	3.500	07/15/20	727,904
500,000		McDonald’s Corp	2.750	12/09/20	500,856
300,000		McDonald’s Corp	3.350	04/01/23	306,294
2,500,000		McDonald’s Corp	3.700	01/30/26	2,582,592
500,000		McDonald’s Corp	3.800	04/01/28	516,985
2,000,000		McDonald’s Corp	4.700	12/09/35	2,148,719
250,000		McDonald’s Corp	4.600	05/26/45	259,722
1,000,000		McDonald’s Corp	4.875	12/09/45	1,083,645
600,000		McDonald’s Corp	4.450	03/01/47	616,919
500,000		McDonald’s Corp	4.450	09/01/48	513,317
200,000		Northwestern University	3.688	12/01/38	203,272
200,000		Northwestern University	3.868	12/01/48	208,730
200,000		Northwestern University	3.662	12/01/57	204,650
750,000		President and Fellows of Harvard College	3.619	10/01/37	766,330
200,000		President and Fellows of Harvard College	3.150	07/15/46	189,588
60

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	President and Fellows of Harvard College	3.300%	07/15/56	$188,104
220,000	Princeton University	5.700	03/01/39	282,768
500,000	Royal Caribbean Cruises Ltd	2.650	11/28/20	499,477
500,000	Royal Caribbean Cruises Ltd	3.700	03/15/28	482,326
1,000,000	Sands China Ltd	4.600	08/08/23	1,031,256
1,025,000	Sands China Ltd	5.125	08/08/25	1,068,804
775,000	Sands China Ltd	5.400	08/08/28	812,613
200,000	Starbucks Corp	2.200	11/22/20	198,736
200,000	Starbucks Corp	2.100	02/04/21	198,218
200,000	Starbucks Corp	2.700	06/15/22	200,631
750,000	Starbucks Corp	3.100	03/01/23	757,581
350,000	Starbucks Corp	3.850	10/01/23	364,332
500,000	Starbucks Corp	3.800	08/15/25	515,629
175,000	Starbucks Corp	2.450	06/15/26	165,769
750,000	Starbucks Corp	3.500	03/01/28	757,847
500,000	Starbucks Corp	4.000	11/15/28	522,938
200,000	Starbucks Corp	4.300	06/15/45	196,598
200,000	Starbucks Corp	3.750	12/01/47	181,627
500,000	Starbucks Corp	4.500	11/15/48	511,672
200,000	Trinity Acquisition plc	3.500	09/15/21	201,669
200,000	Trinity Acquisition plc	4.400	03/15/26	207,664
200,000	Trustees of Dartmouth College	3.474	06/01/46	196,613
200,000	Wesleyan University	4.781	07/01/16	211,279
200,000	William Marsh Rice University	3.574	05/15/45	198,245
200,000	William Marsh Rice University	3.774	05/15/55	202,311
200,000	Yale University	2.086	04/15/19	199,949
	TOTAL CONSUMER SERVICES			51,436,545

DIVERSIFIED FINANCIALS - 3.1%
300,000	AerCap Ireland Capital DAC	4.450	12/16/21	307,774
200,000	AerCap Ireland Capital DAC	3.300	01/23/23	196,376
300,000	AerCap Ireland Capital DAC	4.125	07/03/23	303,692
600,000	AerCap Ireland Capital DAC	4.875	01/16/24	624,010
1,300,000	AerCap Ireland Capital DAC	3.500	01/15/25	1,254,487
300,000	AerCap Ireland Capital DAC	4.450	10/01/25	302,460
500,000	AerCap Ireland Capital DAC	4.450	04/03/26	501,082
200,000	AerCap Ireland Capital DAC	3.875	01/23/28	187,103
4,083,000	AerCap Ireland Capital Ltd	5.000	10/01/21	4,237,222
200,000	Affiliated Managers Group, Inc	4.250	02/15/24	206,971
20,000	Ahold Finance USA LLC	6.875	05/01/29	24,081
500,000	American Express Co	2.200	10/30/20	496,252
350,000	American Express Co	3.000	02/22/21	351,801
1,000,000	American Express Co	3.375	05/17/21	1,012,988
200,000	American Express Co	3.700	11/05/21	204,421
850,000	American Express Co	2.500	08/01/22	840,358
3,000,000	American Express Co	3.400	02/27/23	3,046,991
2,000,000	American Express Co	3.700	08/03/23	2,050,473
1,000,000	American Express Co	3.400	02/22/24	1,016,621
500,000	American Express Co	3.000	10/30/24	498,169
1,000,000	American Express Co	4.200	11/06/25	1,058,210
1,800,000	American Express Credit Corp	2.375	05/26/20	1,794,151
1,050,000	American Express Credit Corp	2.700	03/03/22	1,051,430
61

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$750,000	American Express Credit Corp	3.300%	05/03/27	$760,339
700,000	American Honda Finance Corp	2.150	03/13/20	696,725
300,000	American Honda Finance Corp	3.000	06/16/20	301,113
300,000	American Honda Finance Corp	1.950	07/20/20	297,010
300,000	American Honda Finance Corp	2.450	09/24/20	298,935
500,000	American Honda Finance Corp	2.650	02/12/21	499,678
300,000	American Honda Finance Corp	1.650	07/12/21	293,214
200,000	American Honda Finance Corp	1.700	09/09/21	195,502
500,000	American Honda Finance Corp	3.375	12/10/21	508,881
750,000	American Honda Finance Corp	2.600	11/16/22	748,067
300,000	American Honda Finance Corp	3.450	07/14/23	308,419
500,000	American Honda Finance Corp	3.625	10/10/23	517,988
300,000	American Honda Finance Corp	3.550	01/12/24	309,106
200,000	American Honda Finance Corp	2.900	02/16/24	199,797
100,000	American Honda Finance Corp	2.300	09/09/26	94,753
500,000	American Honda Finance Corp	3.500	02/15/28	511,879
595,000	Ameriprise Financial, Inc	5.300	03/15/20	608,993
150,000	Ameriprise Financial, Inc	3.000	03/22/22	150,890
400,000	Ameriprise Financial, Inc	4.000	10/15/23	419,189
300,000	Ameriprise Financial, Inc	3.700	10/15/24	310,293
200,000	Ameriprise Financial, Inc	2.875	09/15/26	195,835
200,000	Ares Capital Corp	3.625	01/19/22	200,461
200,000	Ares Capital Corp	3.500	02/10/23	194,569
300,000	Ares Capital Corp	4.250	03/01/25	292,973
1,300,000	Australia & New Zealand Banking Group Ltd	2.250	11/09/20	1,290,422
1,000,000	Australia & New Zealand Banking Group Ltd	3.300	05/17/21	1,010,618
750,000	Australia & New Zealand Banking Group Ltd	2.300	06/01/21	742,071
500,000	Australia & New Zealand Banking Group Ltd	2.550	11/23/21	496,846
300,000	Australia & New Zealand Banking Group Ltd	2.625	05/19/22	298,234
300,000	Australia & New Zealand Banking Group Ltd	2.625	11/09/22	297,394
200,000	Australia & New Zealand Banking Group Ltd	3.700	11/16/25	207,303
100,000	AXA Equitable Holdings, Inc	3.900	04/20/23	102,482
1,100,000	AXA Equitable Holdings, Inc	4.350	04/20/28	1,117,748
850,000	AXA Equitable Holdings, Inc	5.000	04/20/48	830,827
1,500,000	Bank of Montreal	2.100	06/15/20	1,491,267
750,000	Bank of Montreal	3.100	07/13/20	754,465
975,000	Bank of Montreal	3.100	04/13/21	983,804
1,000,000	Bank of Montreal	1.900	08/27/21	982,810
1,500,000	Bank of Montreal	2.900	03/26/22	1,501,393
500,000	Bank of Montreal	2.350	09/11/22	494,666
500,000	Bank of Montreal	3.300	02/05/24	505,456
750,000	Bank of Montreal	4.338	10/05/28	766,966
425,000	Bank of Montreal	3.803	12/15/32	410,975
1,000,000	Bank of New York Mellon Corp	2.150	02/24/20	995,564
300,000	Bank of New York Mellon Corp	2.600	08/17/20	300,000
500,000	Bank of New York Mellon Corp	2.450	11/27/20	497,804
675,000	Bank of New York Mellon Corp	2.500	04/15/21	673,471
300,000	Bank of New York Mellon Corp	2.050	05/03/21	296,162
500,000	Bank of New York Mellon Corp	3.550	09/23/21	510,971
2,000,000	Bank of New York Mellon Corp	2.950	01/29/23	2,011,368
500,000	Bank of New York Mellon Corp	3.500	04/28/23	513,210
400,000	Bank of New York Mellon Corp	3.450	08/11/23	410,697
500,000	Bank of New York Mellon Corp	2.200	08/16/23	486,514
62

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$800,000	Bank of New York Mellon Corp	3.250%	09/11/24	$811,194
500,000	Bank of New York Mellon Corp	3.000	02/24/25	500,203
500,000	Bank of New York Mellon Corp	2.800	05/04/26	491,376
500,000	Bank of New York Mellon Corp	2.450	08/17/26	479,587
800,000	Bank of New York Mellon Corp	3.250	05/16/27	809,205
1,000,000	Bank of New York Mellon Corp	3.400	01/29/28	1,022,706
600,000	Bank of New York Mellon Corp	3.850	04/28/28	635,764
400,000	Bank of New York Mellon Corp	3.300	08/23/29	399,905
750,000	Berkshire Hathaway, Inc	2.200	03/15/21	746,691
750,000	Berkshire Hathaway, Inc	2.750	03/15/23	754,982
3,750,000	Berkshire Hathaway, Inc	3.125	03/15/26	3,791,208
800,000	Berkshire Hathaway, Inc	4.500	02/11/43	875,066
125,000	BlackRock, Inc	3.375	06/01/22	128,412
500,000	BlackRock, Inc	3.500	03/18/24	520,047
700,000	BlackRock, Inc	3.200	03/15/27	710,952
200,000	Block Financial LLC	5.500	11/01/22	210,622
200,000	Block Financial LLC	5.250	10/01/25	207,349
2,225,000	BNP Paribas S.A.	2.375	05/21/20	2,217,784
700,000	BNP Paribas S.A.	5.000	01/15/21	727,446
300,000	BNP Paribas S.A.	3.250	03/03/23	304,507
500,000	BNP Paribas S.A.	4.250	10/15/24	513,289
200,000	Broadridge Financial Solutions, Inc	3.950	09/01/20	202,438
200,000	Broadridge Financial Solutions, Inc	3.400	06/27/26	193,710
300,000	Brookfield Asset Management, Inc	4.000	01/15/25	303,099
200,000	Brookfield Finance LLC	4.000	04/01/24	202,938
200,000	Brookfield Finance, Inc	4.250	06/02/26	201,942
300,000	Brookfield Finance, Inc	3.900	01/25/28	290,387
600,000	Brookfield Finance, Inc	4.850	03/29/29	617,271
400,000	Brookfield Finance, Inc	4.700	09/20/47	385,161
700,000	Capital One Financial Corp	2.500	05/12/20	697,836
700,000	Capital One Financial Corp	2.400	10/30/20	696,082
500,000	Capital One Financial Corp	3.450	04/30/21	506,150
2,250,000	Capital One Financial Corp	3.050	03/09/22	2,261,675
1,500,000	Capital One Financial Corp	3.200	01/30/23	1,502,546
300,000	Capital One Financial Corp	3.900	01/29/24	306,708
500,000	Capital One Financial Corp	3.300	10/30/24	495,463
500,000	Capital One Financial Corp	4.250	04/30/25	519,293
500,000	Capital One Financial Corp	4.200	10/29/25	508,778
300,000	Capital One Financial Corp	3.750	07/28/26	292,432
650,000	Capital One Financial Corp	3.750	03/09/27	639,914
1,500,000	Capital One Financial Corp	3.800	01/31/28	1,481,615
200,000	CBOE Holdings, Inc	3.650	01/12/27	202,581
500,000	Celanese US Holdings LLC	4.625	11/15/22	517,612
100,000	Charles Schwab Corp	4.450	07/22/20	102,308
750,000	Charles Schwab Corp	3.250	05/21/21	759,533
200,000	Charles Schwab Corp	2.650	01/25/23	200,096
300,000	Charles Schwab Corp	3.550	02/01/24	312,051
200,000	Charles Schwab Corp	3.000	03/10/25	201,559
750,000	Charles Schwab Corp	3.850	05/21/25	788,715
500,000	Charles Schwab Corp	3.200	03/02/27	503,311
200,000	Charles Schwab Corp	3.200	01/25/28	199,850
300,000	Charles Schwab Corp	4.000	02/01/29	319,515

63

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$350,000	CME Group, Inc	3.000%	09/15/22	$354,934
300,000	CME Group, Inc	3.000	03/15/25	301,719
500,000	CME Group, Inc	3.750	06/15/28	526,357
200,000	CME Group, Inc	5.300	09/15/43	245,381
500,000	CME Group, Inc	4.150	06/15/48	530,580
1,150,000	Credit Suisse	3.625	09/09/24	1,171,142
750,000	Credit Suisse Group Funding Guernsey Ltd	3.125	12/10/20	752,488
1,000,000	Credit Suisse Group Funding Guernsey Ltd	3.450	04/16/21	1,010,597
475,000	Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	482,617
2,050,000	Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	2,066,811
2,750,000	Credit Suisse Group Funding Guernsey Ltd	4.550	04/17/26	2,874,457
1,250,000	Credit Suisse Group Funding Guernsey Ltd	4.875	05/15/45	1,359,728
500,000	Deutsche Bank AG.	2.700	07/13/20	494,627
2,300,000	Deutsche Bank AG.	3.125	01/13/21	2,271,742
2,000,000	Deutsche Bank AG.	3.150	01/22/21	1,970,206
500,000	Deutsche Bank AG.	4.250	02/04/21	501,991
500,000	Deutsche Bank AG.	3.375	05/12/21	492,376
500,000	Deutsche Bank AG.	5.000	02/14/22	511,233
1,800,000	Deutsche Bank AG.	4.100	01/13/26	1,720,815
1,850,000	Diageo Investment Corp	2.875	05/11/22	1,861,099
100,000	Diageo Investment Corp	4.250	05/11/42	106,266
100,000	Discover Financial Services	5.200	04/27/22	105,746
700,000	Discover Financial Services	3.950	11/06/24	713,178
200,000	Discover Financial Services	4.500	01/30/26	205,449
200,000	E*TRADE Financial Corp	2.950	08/24/22	199,615
200,000	E*TRADE Financial Corp	3.800	08/24/27	194,350
300,000	E*TRADE Financial Corp	4.500	06/20/28	305,034
300,000	Eaton Vance Corp	3.625	06/15/23	308,759
200,000	Eaton Vance Corp	3.500	04/06/27	200,649
400,000	Ford Motor Credit Co LLC	2.425	06/12/20	394,788
300,000	Ford Motor Credit Co LLC	2.343	11/02/20	293,692
200,000	Ford Motor Credit Co LLC	5.085	01/07/21	203,744
2,000,000	Ford Motor Credit Co LLC	3.200	01/15/21	1,971,600
3,550,000	Ford Motor Credit Co LLC	3.336	03/18/21	3,496,474
600,000	Ford Motor Credit Co LLC	3.470	04/05/21	594,029
200,000	Ford Motor Credit Co LLC	3.813	10/12/21	198,174
200,000	Ford Motor Credit Co LLC	5.596	01/07/22	206,336
350,000	Ford Motor Credit Co LLC	3.219	01/09/22	340,288
900,000	Ford Motor Credit Co LLC	3.339	03/28/22	873,944
1,000,000	Ford Motor Credit Co LLC	2.979	08/03/22	956,067
1,750,000	Ford Motor Credit Co LLC	4.140	02/15/23	1,714,244
450,000	Ford Motor Credit Co LLC	3.096	05/04/23	422,165
200,000	Ford Motor Credit Co LLC	3.810	01/09/24	189,470
500,000	Ford Motor Credit Co LLC	5.584	03/18/24	506,896
1,000,000	Ford Motor Credit Co LLC	3.664	09/08/24	922,090
1,200,000	Ford Motor Credit Co LLC	4.687	06/09/25	1,147,108
925,000	Ford Motor Credit Co LLC	4.134	08/04/25	854,628
500,000	Ford Motor Credit Co LLC	4.389	01/08/26	464,686
500,000	Ford Motor Credit Co LLC	3.815	11/02/27	435,748
150,000	Franklin Resources, Inc	2.800	09/15/22	148,973
200,000	Franklin Resources, Inc	2.850	03/30/25	197,647
200,000	FS Investment Corp	4.250	01/15/20	200,274
2,452,000	GE Capital International Funding Co	2.342	11/15/20	2,421,353
64

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$3,443,000	GE Capital International Funding Co	3.373%	11/15/25	$3,343,155
3,444,000	GE Capital International Funding Co	4.418	11/15/35	3,191,394
200,000	General Electric Capital Corp	2.100	12/11/19	198,578
181,000	General Electric Capital Corp	5.500	01/08/20	184,926
532,000	General Electric Capital Corp	4.375	09/16/20	541,911
772,000	General Electric Capital Corp	4.625	01/07/21	792,697
86,000	General Electric Capital Corp	5.300	02/11/21	89,021
200,000	General Electric Capital Corp	4.650	10/17/21	207,314
544,000	General Electric Capital Corp	3.150	09/07/22	542,215
5,503,000	General Electric Capital Corp	3.450	05/15/24	5,479,812
752,000	General Electric Capital Corp	6.750	03/15/32	869,424
2,000,000	General Motors Financial Co, Inc	3.550	04/09/21	2,010,608
875,000	General Motors Financial Co, Inc	3.200	07/06/21	871,322
500,000	General Motors Financial Co, Inc	4.200	11/06/21	509,544
750,000	General Motors Financial Co, Inc	3.450	01/14/22	750,371
2,500,000	General Motors Financial Co, Inc	3.450	04/10/22	2,500,928
300,000	General Motors Financial Co, Inc	3.150	06/30/22	297,122
300,000	General Motors Financial Co, Inc	3.250	01/05/23	294,249
825,000	General Motors Financial Co, Inc	3.700	05/09/23	820,982
500,000	General Motors Financial Co, Inc	4.150	06/19/23	504,913
500,000	General Motors Financial Co, Inc	5.100	01/17/24	519,068
500,000	General Motors Financial Co, Inc	3.950	04/13/24	495,104
1,300,000	General Motors Financial Co, Inc	3.500	11/07/24	1,256,747
5,000,000	General Motors Financial Co, Inc	4.350	04/09/25	4,981,503
300,000	General Motors Financial Co, Inc	4.300	07/13/25	298,507
400,000	General Motors Financial Co, Inc	4.000	10/06/26	383,464
1,250,000	General Motors Financial Co, Inc	4.350	01/17/27	1,215,856
1,100,000	General Motors Financial Co, Inc	3.850	01/05/28	1,017,899
500,000	General Motors Financial Co, Inc	5.650	01/17/29	516,905
1,150,000	Goldman Sachs Group, Inc	6.000	06/15/20	1,192,801
500,000	Goldman Sachs Group, Inc	2.600	12/27/20	497,354
1,300,000	Goldman Sachs Group, Inc	5.250	07/27/21	1,365,733
500,000	Goldman Sachs Group, Inc	2.350	11/15/21	492,390
5,325,000	Goldman Sachs Group, Inc	5.750	01/24/22	5,712,573
1,000,000	Goldman Sachs Group, Inc	3.000	04/26/22	999,517
1,000,000	Goldman Sachs Group, Inc	2.876	10/31/22	991,785
1,800,000	Goldman Sachs Group, Inc	3.625	01/22/23	1,831,752
6,000,000	Goldman Sachs Group, Inc	3.200	02/23/23	6,011,208
1,000,000	Goldman Sachs Group, Inc	2.908	06/05/23	988,771
750,000	Goldman Sachs Group, Inc	2.905	07/24/23	741,901
600,000	Goldman Sachs Group, Inc	3.625	02/20/24	606,292
1,500,000	Goldman Sachs Group, Inc	4.000	03/03/24	1,545,822
600,000	Goldman Sachs Group, Inc	3.750	05/22/25	605,552
1,925,000	Goldman Sachs Group, Inc	3.272	09/29/25	1,900,467
250,000	Goldman Sachs Group, Inc	4.250	10/21/25	256,075
800,000	Goldman Sachs Group, Inc	3.750	02/25/26	803,561
3,500,000	Goldman Sachs Group, Inc	3.850	01/26/27	3,516,245
4,050,000	Goldman Sachs Group, Inc	3.691	06/05/28	4,010,171
7,500,000	Goldman Sachs Group, Inc	3.814	04/23/29	7,435,032
625,000	Goldman Sachs Group, Inc	4.017	10/31/38	599,317
2,000,000	Goldman Sachs Group, Inc	4.411	04/23/39	2,009,466
2,150,000	Goldman Sachs Group, Inc	6.250	02/01/41	2,673,300
65

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,075,000	Goldman Sachs Group, Inc	4.800%	07/08/44	$1,139,140
1,075,000	Goldman Sachs Group, Inc	5.150	05/22/45	1,139,787
500,000	IBM Credit LLC	3.450	11/30/20	506,008
500,000	IBM Credit LLC	1.800	01/20/21	492,444
1,750,000	IBM Credit LLC	2.650	02/05/21	1,748,001
500,000	IBM Credit LLC	3.600	11/30/21	510,702
1,500,000	IBM Credit LLC	2.200	09/08/22	1,471,435
2,000,000	IBM Credit LLC	3.000	02/06/23	2,015,869
500,000	Intercontinental Exchange, Inc	2.750	12/01/20	500,674
300,000	Intercontinental Exchange, Inc	2.350	09/15/22	295,642
300,000	Intercontinental Exchange, Inc	3.450	09/21/23	307,003
200,000	Intercontinental Exchange, Inc	4.000	10/15/23	210,162
500,000	Intercontinental Exchange, Inc	3.750	12/01/25	519,584
1,000,000	Intercontinental Exchange, Inc	3.100	09/15/27	990,831
500,000	Intercontinental Exchange, Inc	3.750	09/21/28	518,468
300,000	Intercontinental Exchange, Inc	4.250	09/21/48	314,929
125,000	Invesco Finance plc	3.125	11/30/22	125,061
200,000	Invesco Finance plc	4.000	01/30/24	206,834
800,000	Invesco Finance plc	3.750	01/15/26	809,181
200,000	Invesco Finance plc	5.375	11/30/43	212,937
300,000	Janus Capital Group, Inc	4.875	08/01/25	310,409
700,000	Jefferies Group LLC	4.850	01/15/27	704,119
750,000	Jefferies Group LLC	4.150	01/23/30	687,370
500,000	Jefferies Group, Inc	6.875	04/15/21	534,345
600,000	Jefferies Group, Inc	6.450	06/08/27	655,584
150,000	Lazard Group LLC	3.750	02/13/25	151,216
200,000	Lazard Group LLC	3.625	03/01/27	193,993
200,000	Lazard Group LLC	4.500	09/19/28	206,069
300,000	Lazard Group LLC	4.375	03/11/29	302,595
400,000	Legg Mason, Inc	5.625	01/15/44	395,986
1,500,000	Merrill Lynch & Co, Inc	6.110	01/29/37	1,783,868
1,200,000	Morgan Stanley	5.500	07/28/21	1,270,708
1,250,000	Morgan Stanley	2.625	11/17/21	1,243,356
4,025,000	Morgan Stanley	2.750	05/19/22	4,001,977
2,500,000	Morgan Stanley	4.875	11/01/22	2,639,464
4,500,000	Morgan Stanley	3.125	01/23/23	4,515,620
2,850,000	Morgan Stanley	4.100	05/22/23	2,927,509
4,000,000	Morgan Stanley	3.737	04/24/24	4,082,463
1,000,000	Morgan Stanley	3.875	04/29/24	1,029,085
3,592,000	Morgan Stanley	3.700	10/23/24	3,656,679
750,000	Morgan Stanley	5.000	11/24/25	804,439
2,250,000	Morgan Stanley	3.625	01/20/27	2,255,430
1,600,000	Morgan Stanley	3.950	04/23/27	1,602,917
1,000,000	Morgan Stanley	3.591	07/22/28	993,316
4,500,000	Morgan Stanley	3.772	01/24/29	4,529,850
725,000	Morgan Stanley	4.431	01/23/30	765,235
525,000	Morgan Stanley	3.971	07/22/38	516,694
2,000,000	Morgan Stanley	4.457	04/22/39	2,077,847
1,500,000	Morgan Stanley	4.375	01/22/47	1,549,174
250,000	NASDAQ, Inc	4.250	06/01/24	260,798
200,000	NASDAQ, Inc	3.850	06/30/26	202,910
500,000	National Rural Utilities Cooperative Finance Corp	2.300	11/01/20	497,839
350,000	National Rural Utilities Cooperative Finance Corp	3.050	02/15/22	353,797
66

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$500,000	National Rural Utilities Cooperative Finance Corp	2.400%	04/25/22	$496,684
500,000	National Rural Utilities Cooperative Finance Corp	2.300	09/15/22	492,608
200,000	National Rural Utilities Cooperative Finance Corp	2.700	02/15/23	199,700
200,000	National Rural Utilities Cooperative Finance Corp	3.400	11/15/23	205,143
300,000	National Rural Utilities Cooperative Finance Corp	2.950	02/07/24	301,432
400,000	National Rural Utilities Cooperative Finance Corp	2.850	01/27/25	398,214
200,000	National Rural Utilities Cooperative Finance Corp	3.250	11/01/25	202,970
750,000	National Rural Utilities Cooperative Finance Corp	3.400	02/07/28	761,369
200,000	National Rural Utilities Cooperative Finance Corp	3.900	11/01/28	211,683
300,000	National Rural Utilities Cooperative Finance Corp	3.700	03/15/29	311,906
500,000	National Rural Utilities Cooperative Finance Corp	4.750	04/30/43	481,650
200,000	National Rural Utilities Cooperative Finance Corp	5.250	04/20/46	200,765
200,000	National Rural Utilities Cooperative Finance Corp	4.400	11/01/48	215,755
300,000	National Rural Utilities Cooperative Finance Corp	4.300	03/15/49	318,678
620,000	Nomura Holdings, Inc	6.700	03/04/20	641,215
500,000	Oesterreichische Kontrollbank AG.	1.125	04/26/19	499,505
1,550,000	Oesterreichische Kontrollbank AG.	1.500	10/21/20	1,524,348
375,000	Oesterreichische Kontrollbank AG.	2.875	09/07/21	379,571
500,000	Oesterreichische Kontrollbank AG.	2.375	10/01/21	500,115
750,000	Oesterreichische Kontrollbank AG.	2.625	01/31/22	755,657
750,000	Oesterreichische Kontrollbank AG.	2.875	03/13/23	764,326
750,000	Oesterreichische Kontrollbank AG.	3.125	11/07/23	773,593
125,000	ORIX Corp	2.900	07/18/22	124,983
500,000	ORIX Corp	4.050	01/16/24	515,952
500,000	ORIX Corp	3.250	12/04/24	499,666
200,000	ORIX Corp	3.700	07/18/27	202,303
1,000,000	PACCAR Financial Corp	1.950	02/27/20	993,778
200,000	PACCAR Financial Corp	3.150	08/09/21	202,444
300,000	PACCAR Financial Corp	2.850	03/01/22	302,458
200,000	PACCAR Financial Corp	3.400	08/09/23	202,629
500,000	Raymond James Financial, Inc	3.625	09/15/26	495,238
100,000	Raymond James Financial, Inc	4.950	07/15/46	105,955
1,600,000	Shire Acquisitions Investments Ireland DAC	2.400	09/23/21	1,581,741
2,500,000	Shire Acquisitions Investments Ireland DAC	2.875	09/23/23	2,470,349
1,000,000	Shire Acquisitions Investments Ireland DAC	3.200	09/23/26	966,979
300,000	State Street Corp	2.550	08/18/20	299,865
300,000	State Street Corp	4.375	03/07/21	310,108
500,000	State Street Corp	1.950	05/19/21	493,464
500,000	State Street Corp	2.653	05/15/23	497,274
1,900,000	State Street Corp	3.100	05/15/23	1,927,752
300,000	State Street Corp	3.776	12/03/24	311,713
500,000	State Street Corp	3.300	12/16/24	512,943
225,000	State Street Corp	3.550	08/18/25	233,455
500,000	State Street Corp	2.650	05/19/26	489,398
300,000	State Street Corp	4.141	12/03/29	322,280
200,000	Stifel Financial Corp	3.500	12/01/20	201,181
100,000	Stifel Financial Corp	4.250	07/18/24	102,982
275,000	Synchrony Financial	2.700	02/03/20	274,636
500,000	Synchrony Financial	4.375	03/19/24	506,707
250,000	Synchrony Financial	4.250	08/15/24	251,643
600,000	Synchrony Financial	4.500	07/23/25	602,639
300,000	Synchrony Financial	3.700	08/04/26	282,873

67

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$500,000	Synchrony Financial	3.950%	12/01/27	$472,757
500,000	Synchrony Financial	5.150	03/19/29	507,530
300,000	Syngenta Finance NV	3.125	03/28/22	296,621
300,000	TD Ameritrade Holding Corp	2.950	04/01/22	302,723
300,000	TD Ameritrade Holding Corp	3.750	04/01/24	310,620
350,000	TD Ameritrade Holding Corp	3.625	04/01/25	359,852
350,000	TD Ameritrade Holding Corp	3.300	04/01/27	351,679
300,000	Toyota Motor Credit Corp	1.950	04/17/20	298,020
500,000	Toyota Motor Credit Corp	3.050	01/08/21	504,282
300,000	Toyota Motor Credit Corp	1.900	04/08/21	295,924
1,500,000	Toyota Motor Credit Corp	2.950	04/13/21	1,510,374
500,000	Toyota Motor Credit Corp	3.400	09/15/21	510,343
1,750,000	Toyota Motor Credit Corp	2.600	01/11/22	1,751,191
300,000	Toyota Motor Credit Corp	2.800	07/13/22	302,245
500,000	Toyota Motor Credit Corp	2.150	09/08/22	493,171
500,000	Toyota Motor Credit Corp	2.700	01/11/23	501,040
500,000	Toyota Motor Credit Corp	3.450	09/20/23	515,579
400,000	Toyota Motor Credit Corp	3.350	01/08/24	410,897
1,500,000	Toyota Motor Credit Corp	3.400	04/14/25	1,547,625
300,000	Toyota Motor Credit Corp	3.050	01/11/28	299,969
400,000	Toyota Motor Credit Corp	3.650	01/08/29	417,691
250,000	Unilever Capital Corp	2.100	07/30/20	248,501
250,000	Unilever Capital Corp	4.250	02/10/21	257,718
500,000	Unilever Capital Corp	2.750	03/22/21	501,845
300,000	Unilever Capital Corp	1.375	07/28/21	292,544
300,000	Unilever Capital Corp	3.000	03/07/22	303,044
400,000	Unilever Capital Corp	2.200	05/05/22	395,289
500,000	Unilever Capital Corp	3.125	03/22/23	505,545
300,000	Unilever Capital Corp	3.250	03/07/24	305,638
900,000	Unilever Capital Corp	2.600	05/05/24	889,306
500,000	Unilever Capital Corp	3.375	03/22/25	510,678
450,000	Unilever Capital Corp	3.100	07/30/25	454,587
225,000	Unilever Capital Corp	2.000	07/28/26	209,939
400,000	Unilever Capital Corp	2.900	05/05/27	394,185
650,000	Unilever Capital Corp	3.500	03/22/28	668,283
330,000	Unilever Capital Corp	5.900	11/15/32	416,001
1,000,000	Wells Fargo & Co	2.150	01/30/20	995,351
1,550,000	Wells Fargo & Co	2.600	07/22/20	1,547,809
450,000	Wells Fargo & Co	2.550	12/07/20	448,805
1,000,000	Wells Fargo & Co	3.000	01/22/21	1,004,410
1,000,000	Wells Fargo & Co	2.500	03/04/21	995,308
1,200,000	Wells Fargo & Co	4.600	04/01/21	1,239,679
750,000	Wells Fargo & Co	2.100	07/26/21	738,288
3,500,000	Wells Fargo & Co	3.500	03/08/22	3,567,231
1,000,000	Wells Fargo & Co	2.625	07/22/22	992,917
750,000	Wells Fargo & Co	3.069	01/24/23	751,290
700,000	Wells Fargo & Co	3.450	02/13/23	707,797
500,000	Wells Fargo & Co	4.125	08/15/23	518,347
334,000	Wells Fargo & Co	4.480	01/16/24	351,734
725,000	Wells Fargo & Co	3.750	01/24/24	746,347
2,200,000	Wells Fargo & Co	3.300	09/09/24	2,218,295
3,550,000	Wells Fargo & Co	3.000	02/19/25	3,511,538
500,000	Wells Fargo & Co	3.550	09/29/25	508,948
68

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$2,500,000	Wells Fargo & Co	3.000%	04/22/26	$2,444,897
650,000	Wells Fargo & Co	4.100	06/03/26	665,032
1,750,000	Wells Fargo & Co	3.000	10/23/26	1,708,429
750,000	Wells Fargo & Co	4.300	07/22/27	780,560
3,000,000	Wells Fargo & Co	3.584	05/22/28	3,015,347
1,750,000	Wells Fargo & Co	4.150	01/24/29	1,829,967
264,000	Wells Fargo & Co	5.375	02/07/35	308,371
725,000	Wells Fargo & Co	5.375	11/02/43	816,561
1,143,000	Wells Fargo & Co	5.606	01/15/44	1,319,369
300,000	Wells Fargo & Co	4.650	11/04/44	308,705
1,500,000	Wells Fargo & Co	3.900	05/01/45	1,491,191
750,000	Wells Fargo & Co	4.900	11/17/45	800,154
2,750,000	Wells Fargo & Co	4.400	06/14/46	2,745,817
1,750,000	Wells Fargo & Co	4.750	12/07/46	1,833,034
	TOTAL DIVERSIFIED FINANCIALS			357,085,484

ENERGY - 2.5%
299,000	Anadarko Petroleum Corp	4.850	03/15/21	309,997
1,350,000	Anadarko Petroleum Corp	5.550	03/15/26	1,473,594
1,325,000	Anadarko Petroleum Corp	6.200	03/15/40	1,489,452
200,000	Anadarko Petroleum Corp	4.500	07/15/44	188,798
1,000,000	Anadarko Petroleum Corp	6.600	03/15/46	1,217,854
200,000	Andeavor Logistics LP	3.500	12/01/22	202,094
150,000	Andeavor Logistics LP	4.250	12/01/27	151,115
700,000	Andeavor Logistics LP	5.200	12/01/47	700,924
1,000,000	Apache Corp	4.375	10/15/28	1,008,353
980,000	Apache Corp	5.100	09/01/40	970,207
300,000	Apache Corp	5.250	02/01/42	302,824
850,000	Apache Corp	4.750	04/15/43	802,587
300,000	Apache Corp	4.250	01/15/44	266,326
750,000	Baker Hughes a GE Co LLC	2.773	12/15/22	745,397
500,000	Baker Hughes a GE Co LLC	3.337	12/15/27	486,581
500,000	Baker Hughes a GE Co LLC	4.080	12/15/47	457,811
129,000	Baker Hughes, Inc	3.200	08/15/21	130,124
800,000	Baker Hughes, Inc	5.125	09/15/40	840,794
200,000	Boardwalk Pipelines LP	3.375	02/01/23	196,141
200,000	Boardwalk Pipelines LP	5.950	06/01/26	212,737
200,000	Boardwalk Pipelines LP	4.450	07/15/27	195,216
300,000	BP Capital Markets America, Inc	4.500	10/01/20	307,896
150,000	BP Capital Markets America, Inc	4.742	03/11/21	155,831
500,000	BP Capital Markets America, Inc	2.112	09/16/21	492,667
1,200,000	BP Capital Markets America, Inc	3.245	05/06/22	1,218,835
175,000	BP Capital Markets America, Inc	2.520	09/19/22	173,377
800,000	BP Capital Markets America, Inc	3.216	11/28/23	809,856
500,000	BP Capital Markets America, Inc	3.790	02/06/24	519,152
1,750,000	BP Capital Markets America, Inc	3.224	04/14/24	1,773,333
500,000	BP Capital Markets America, Inc	3.796	09/21/25	518,682
500,000	BP Capital Markets America, Inc	3.410	02/11/26	510,592
200,000	BP Capital Markets America, Inc	3.017	01/16/27	196,535
500,000	BP Capital Markets America, Inc	3.588	04/14/27	508,365
750,000	BP Capital Markets America, Inc	3.937	09/21/28	786,512
1,000,000	BP Capital Markets America, Inc	4.234	11/06/28	1,070,588
69

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$2,450,000	BP Capital Markets plc	2.315%	02/13/20	$2,443,957
850,000	BP Capital Markets plc	2.500	11/06/22	842,746
300,000	BP Capital Markets plc	3.994	09/26/23	314,385
500,000	BP Capital Markets plc	3.814	02/10/24	520,065
300,000	BP Capital Markets plc	3.535	11/04/24	308,974
500,000	BP Capital Markets plc	3.506	03/17/25	510,760
750,000	BP Capital Markets plc	3.279	09/19/27	747,291
300,000	BP Capital Markets plc	3.723	11/28/28	309,639
200,000	Buckeye Partners LP	4.875	02/01/21	204,941
200,000	Buckeye Partners LP	4.350	10/15/24	202,804
300,000	Buckeye Partners LP	3.950	12/01/26	285,458
200,000	Buckeye Partners LP	4.125	12/01/27	191,228
200,000	Buckeye Partners LP	5.850	11/15/43	199,185
100,000	Buckeye Partners LP	5.600	10/15/44	96,173
575,000	Burlington Resources Finance Co	7.200	08/15/31	765,644
200,000	Burlington Resources Finance Co	7.400	12/01/31	273,077
300,000	Canadian Natural Resources Ltd	2.950	01/15/23	297,897
600,000	Canadian Natural Resources Ltd	3.800	04/15/24	612,661
700,000	Canadian Natural Resources Ltd	3.900	02/01/25	714,371
750,000	Canadian Natural Resources Ltd	3.850	06/01/27	751,344
850,000	Canadian Natural Resources Ltd	6.250	03/15/38	1,024,375
800,000	Canadian Natural Resources Ltd	4.950	06/01/47	873,792
550,000	Cenovus Energy, Inc	4.250	04/15/27	541,047
1,750,000	Cenovus Energy, Inc	5.250	06/15/37	1,738,626
500,000	Cenovus Energy, Inc	5.200	09/15/43	468,262
750,000	Cenovus Energy, Inc	5.400	06/15/47	743,906
300,000	Chevron Corp	1.991	03/03/20	298,375
1,250,000	Chevron Corp	2.427	06/24/20	1,248,050
2,750,000	Chevron Corp	2.100	05/16/21	2,730,744
400,000	Chevron Corp	2.411	03/03/22	399,462
300,000	Chevron Corp	2.498	03/03/22	300,143
1,050,000	Chevron Corp	2.355	12/05/22	1,042,760
500,000	Chevron Corp	2.566	05/16/23	500,916
250,000	Chevron Corp	3.191	06/24/23	255,773
300,000	Chevron Corp	2.895	03/03/24	303,801
125,000	Chevron Corp	3.326	11/17/25	128,871
1,650,000	Chevron Corp	2.954	05/16/26	1,661,113
500,000	Cimarex Energy Co	4.375	06/01/24	519,735
100,000	Cimarex Energy Co	3.900	05/15/27	99,806
300,000	Cimarex Energy Co	4.375	03/15/29	308,944
500,000	Concho Resources, Inc	3.750	10/01/27	496,362
750,000	Concho Resources, Inc	4.300	08/15/28	774,270
400,000	Concho Resources, Inc	4.875	10/01/47	425,250
300,000	Concho Resources, Inc	4.850	08/15/48	314,930
1,500,000	ConocoPhillips Co	4.950	03/15/26	1,672,371
77,000	ConocoPhillips Co	4.150	11/15/34	78,982
250,000	ConocoPhillips Co	5.900	05/15/38	314,825
1,035,000	ConocoPhillips Co	6.500	02/01/39	1,396,180
300,000	ConocoPhillips Co	4.300	11/15/44	321,253
1,250,000	ConocoPhillips Co	5.950	03/15/46	1,652,507
500,000	ConocoPhillips Holding Co	6.950	04/15/29	648,205
1,000,000	Continental Resources, Inc	5.000	09/15/22	1,007,473
2,000,000	Continental Resources, Inc	4.375	01/15/28	2,056,706
70

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,025,000	Devon Energy Corp	3.250%	05/15/22	$1,033,400
885,000	Devon Energy Corp	5.600	07/15/41	982,929
700,000	Devon Energy Corp	4.750	05/15/42	706,772
800,000	Devon Energy Corp	5.000	06/15/45	839,308
725,000	Ecopetrol S.A.	5.875	09/18/23	791,881
1,000,000	Ecopetrol S.A.	4.125	01/16/25	1,010,010
400,000	Ecopetrol S.A.	5.375	06/26/26	431,000
200,000	Ecopetrol S.A.	7.375	09/18/43	238,752
1,000,000	Ecopetrol S.A.	5.875	05/28/45	1,036,250
675,000	Enbridge Energy Partners LP	4.375	10/15/20	689,769
1,200,000	Enbridge Energy Partners LP	5.875	10/15/25	1,359,588
300,000	Enbridge Energy Partners LP	5.500	09/15/40	337,061
200,000	Enbridge Energy Partners LP	7.375	10/15/45	278,177
800,000	Enbridge, Inc	2.900	07/15/22	797,840
300,000	Enbridge, Inc	4.000	10/01/23	311,268
100,000	Enbridge, Inc	4.250	12/01/26	104,344
100,000	Enbridge, Inc	3.700	07/15/27	99,796
300,000	Enbridge, Inc	4.500	06/10/44	303,261
625,000	Enbridge, Inc	5.500	12/01/46	747,262
500,000	Enbridge, Inc	6.250	03/01/78	496,500
1,000,000	EnCana Corp	3.900	11/15/21	1,018,302
1,500,000	EnCana Corp	6.500	08/15/34	1,794,448
400,000	Energy Transfer Operating LP	4.500	04/15/24	417,918
2,200,000	Energy Transfer Operating LP	5.250	04/15/29	2,362,870
800,000	Energy Transfer Operating LP	6.250	04/15/49	896,635
1,250,000	Energy Transfer Partners LP	4.150	10/01/20	1,270,269
500,000	Energy Transfer Partners LP	4.650	06/01/21	515,802
200,000	Energy Transfer Partners LP	5.200	02/01/22	210,118
200,000	Energy Transfer Partners LP	3.600	02/01/23	201,776
200,000	Energy Transfer Partners LP	4.200	09/15/23	206,804
500,000	Energy Transfer Partners LP	4.900	02/01/24	528,084
400,000	Energy Transfer Partners LP	4.050	03/15/25	406,416
250,000	Energy Transfer Partners LP	4.200	04/15/27	251,325
200,000	Energy Transfer Partners LP	4.950	06/15/28	209,957
400,000	Energy Transfer Partners LP	4.900	03/15/35	380,677
500,000	Energy Transfer Partners LP	5.800	06/15/38	535,960
140,000	Energy Transfer Partners LP	7.500	07/01/38	170,165
450,000	Energy Transfer Partners LP	6.500	02/01/42	500,590
200,000	Energy Transfer Partners LP	5.150	02/01/43	192,278
200,000	Energy Transfer Partners LP	5.950	10/01/43	211,249
400,000	Energy Transfer Partners LP	5.150	03/15/45	385,701
500,000	Energy Transfer Partners LP	6.125	12/15/45	544,606
250,000	Energy Transfer Partners LP	5.300	04/15/47	246,409
900,000	Energy Transfer Partners LP	6.000	06/15/48	973,252
600,000	Enterprise Products Operating LLC	5.200	09/01/20	620,071
900,000	Enterprise Products Operating LLC	2.800	02/15/21	900,650
100,000	Enterprise Products Operating LLC	2.850	04/15/21	100,037
300,000	Enterprise Products Operating LLC	3.500	02/01/22	305,830
400,000	Enterprise Products Operating LLC	4.050	02/15/22	413,490
800,000	Enterprise Products Operating LLC	3.900	02/15/24	830,953
300,000	Enterprise Products Operating LLC	3.700	02/15/26	307,465
3,065,000	Enterprise Products Operating LLC	3.950	02/15/27	3,180,952
71

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$500,000	Enterprise Products Operating LLC	4.150%	10/16/28	$526,591
480,000	Enterprise Products Operating LLC	6.125	10/15/39	576,973
300,000	Enterprise Products Operating LLC	4.850	08/15/42	315,281
100,000	Enterprise Products Operating LLC	4.450	02/15/43	100,594
1,500,000	Enterprise Products Operating LLC	4.850	03/15/44	1,595,093
500,000	Enterprise Products Operating LLC	5.100	02/15/45	548,302
300,000	Enterprise Products Operating LLC	4.900	05/15/46	322,319
425,000	Enterprise Products Operating LLC	4.250	02/15/48	416,922
1,250,000	Enterprise Products Operating LLC	4.800	02/01/49	1,327,388
200,000	Enterprise Products Operating LLC	4.950	10/15/54	210,478
200,000	Enterprise Products Operating LLC	4.875	08/16/77	184,830
700,000	Enterprise Products Operating LLC	5.250	08/16/77	647,500
400,000	Enterprise Products Operating LLC	5.375	02/15/78	356,820
900,000	EOG Resources, Inc	2.450	04/01/20	896,317
440,000	EOG Resources, Inc	4.100	02/01/21	450,438
600,000	EOG Resources, Inc	2.625	03/15/23	595,895
150,000	EOG Resources, Inc	4.150	01/15/26	158,914
200,000	EOG Resources, Inc	3.900	04/01/35	204,241
200,000	EOG Resources, Inc	5.100	01/15/36	227,639
300,000	EQT Corp	2.500	10/01/20	296,055
1,000,000	EQT Corp	3.000	10/01/22	981,769
500,000	EQT Corp	3.900	10/01/27	467,823
300,000	EQT Midstream Partners LP	4.750	07/15/23	306,102
300,000	EQT Midstream Partners LP	4.000	08/01/24	293,638
200,000	EQT Midstream Partners LP	4.125	12/01/26	186,770
300,000	EQT Midstream Partners LP	5.500	07/15/28	303,306
300,000	EQT Midstream Partners LP	6.500	07/15/48	303,336
500,000	Equinor ASA	3.625	09/10/28	520,381
950,000	Exxon Mobil Corp	1.912	03/06/20	944,285
500,000	Exxon Mobil Corp	2.397	03/06/22	500,142
1,000,000	Exxon Mobil Corp	2.726	03/01/23	1,007,252
500,000	Exxon Mobil Corp	2.709	03/06/25	500,801
3,602,000	Exxon Mobil Corp	3.043	03/01/26	3,654,710
500,000	Exxon Mobil Corp	3.567	03/06/45	501,034
850,000	Exxon Mobil Corp	4.114	03/01/46	920,733
200,000	Gulf South Pipeline Co LP	4.000	06/15/22	201,335
2,850,000	Halliburton Co	3.800	11/15/25	2,914,776
500,000	Halliburton Co	4.850	11/15/35	524,786
600,000	Halliburton Co	4.750	08/01/43	616,718
1,750,000	Halliburton Co	5.000	11/15/45	1,864,856
200,000	Helmerich & Payne, Inc	4.650	03/15/25	208,872
200,000	Hess Corp	3.500	07/15/24	196,928
1,100,000	Hess Corp	4.300	04/01/27	1,090,333
940,000	Hess Corp	5.600	02/15/41	957,466
300,000	Hess Corp	5.800	04/01/47	313,257
200,000	HollyFrontier Corp	5.875	04/01/26	213,599
30,000	Husky Energy, Inc	7.250	12/15/19	30,926
1,200,000	Husky Energy, Inc	3.950	04/15/22	1,228,118
500,000	Husky Energy, Inc	4.000	04/15/24	511,070
500,000	Husky Energy, Inc	4.400	04/15/29	506,604
130,000	Husky Energy, Inc	6.800	09/15/37	159,435
300,000	Kinder Morgan Energy Partners LP	4.150	02/01/24	310,794
500,000	Kinder Morgan Energy Partners LP	4.250	09/01/24	521,910
72

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$535,000		Kinder Morgan Energy Partners LP	6.500%	09/01/39	$627,808
400,000		Kinder Morgan Energy Partners LP	4.700	11/01/42	390,138
500,000		Kinder Morgan Energy Partners LP	5.000	03/01/43	501,280
400,000		Kinder Morgan Energy Partners LP	5.500	03/01/44	429,468
200,000		Kinder Morgan Energy Partners LP	5.400	09/01/44	212,162
3,000,000		Kinder Morgan, Inc	3.150	01/15/23	3,007,001
1,950,000		Kinder Morgan, Inc	4.300	06/01/25	2,034,459
1,000,000		Kinder Morgan, Inc	4.300	03/01/28	1,033,587
2,900,000		Kinder Morgan, Inc	5.300	12/01/34	3,145,406
1,300,000		Kinder Morgan, Inc	5.550	06/01/45	1,422,778
1,000,000		Kinder Morgan, Inc	5.200	03/01/48	1,054,751
125,000		Magellan Midstream Partners LP	4.250	02/01/21	128,021
900,000		Magellan Midstream Partners LP	5.000	03/01/26	977,274
100,000		Magellan Midstream Partners LP	4.250	09/15/46	97,642
300,000		Magellan Midstream Partners LP	4.200	10/03/47	290,414
400,000		Magellan Midstream Partners LP	4.850	02/01/49	425,351
1,150,000		Marathon Oil Corp	2.800	11/01/22	1,136,071
300,000		Marathon Oil Corp	3.850	06/01/25	303,893
800,000		Marathon Oil Corp	4.400	07/15/27	824,145
255,000		Marathon Oil Corp	6.600	10/01/37	300,747
200,000		Marathon Oil Corp	5.200	06/01/45	215,692
250,000		Marathon Petroleum Corp	3.400	12/15/20	252,145
250,000		Marathon Petroleum Corp	5.125	03/01/21	260,225
1,600,000		Marathon Petroleum Corp	3.625	09/15/24	1,615,072
200,000	g	Marathon Petroleum Corp	3.800	04/01/28	198,197
350,000		Marathon Petroleum Corp	6.500	03/01/41	427,113
250,000		Marathon Petroleum Corp	4.750	09/15/44	249,325
250,000		Marathon Petroleum Corp	5.850	12/15/45	268,261
200,000	g	Marathon Petroleum Corp	4.500	04/01/48	192,300
200,000		Marathon Petroleum Corp	5.000	09/15/54	198,070
175,000		MPLX LP	3.375	03/15/23	176,445
1,000,000		MPLX LP	4.875	12/01/24	1,067,679
2,500,000		MPLX LP	4.875	06/01/25	2,663,072
475,000		MPLX LP	4.000	03/15/28	472,258
500,000		MPLX LP	4.800	02/15/29	526,618
750,000		MPLX LP	4.500	04/15/38	714,113
200,000		MPLX LP	5.200	03/01/47	203,294
600,000		MPLX LP	4.700	04/15/48	575,512
500,000		MPLX LP	5.500	02/15/49	534,288
600,000		MPLX LP	4.900	04/15/58	565,564
300,000		National Oilwell Varco, Inc	2.600	12/01/22	294,224
800,000		National Oilwell Varco, Inc	3.950	12/01/42	676,459
935,000		Nexen, Inc	6.400	05/15/37	1,203,457
750,000		Noble Energy, Inc	3.900	11/15/24	757,444
500,000		Noble Energy, Inc	3.850	01/15/28	492,958
700,000		Noble Energy, Inc	6.000	03/01/41	775,768
300,000		Noble Energy, Inc	5.250	11/15/43	306,403
200,000		Noble Energy, Inc	4.950	08/15/47	197,883
200,000		Occidental Petroleum Corp	2.600	04/15/22	199,941
750,000		Occidental Petroleum Corp	3.500	06/15/25	771,040
600,000		Occidental Petroleum Corp	3.400	04/15/26	613,388
1,650,000		Occidental Petroleum Corp	3.000	02/15/27	1,642,593
73

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$300,000	Occidental Petroleum Corp	4.625%	06/15/45	$328,680
240,000	Occidental Petroleum Corp	4.400	04/15/46	254,768
300,000	Occidental Petroleum Corp	4.100	02/15/47	306,714
1,000,000	Occidental Petroleum Corp	4.200	03/15/48	1,044,004
137,000	ONE Gas, Inc	3.610	02/01/24	140,822
100,000	ONE Gas, Inc	4.658	02/01/44	111,597
100,000	ONE Gas, Inc	4.500	11/01/48	110,565
1,300,000	ONEOK, Inc	4.000	07/13/27	1,303,655
300,000	ONEOK, Inc	4.550	07/15/28	310,540
325,000	ONEOK, Inc	4.350	03/15/29	330,805
675,000	ONEOK, Inc	4.950	07/13/47	666,504
600,000	ONEOK, Inc	5.200	07/15/48	616,542
75,000	Petro-Canada	6.800	05/15/38	97,235
800,000	Petroleos Mexicanos	5.500	01/21/21	813,600
2,000,000	Petroleos Mexicanos	5.375	03/13/22	2,038,000
120,000	Petroleos Mexicanos	1.700	12/20/22	117,647
120,000	Petroleos Mexicanos	2.000	12/20/22	118,478
400,000	Petroleos Mexicanos	3.500	01/30/23	382,040
759,000	Petroleos Mexicanos	4.625	09/21/23	747,623
1,500,000	Petroleos Mexicanos	4.875	01/18/24	1,476,735
1,950,000	Petroleos Mexicanos	4.500	01/23/26	1,813,110
500,000	Petroleos Mexicanos	6.875	08/04/26	521,150
6,150,000	Petroleos Mexicanos	6.500	03/13/27	6,175,892
4,175,000	Petroleos Mexicanos	5.350	02/12/28	3,874,400
625,000	Petroleos Mexicanos	6.500	01/23/29	619,375
1,540,000	Petroleos Mexicanos	6.500	06/02/41	1,393,993
575,000	Petroleos Mexicanos	6.375	01/23/45	507,897
3,090,000	Petroleos Mexicanos	6.750	09/21/47	2,842,924
2,798,000	Petroleos Mexicanos	6.350	02/12/48	2,466,857
650,000	Phillips 66	4.300	04/01/22	678,223
1,000,000	Phillips 66	3.900	03/15/28	1,018,352
538,000	Phillips 66	4.650	11/15/34	578,482
1,650,000	Phillips 66	4.875	11/15/44	1,811,957
200,000	Phillips 66 Partners LP	2.646	02/15/20	199,350
100,000	Phillips 66 Partners LP	3.550	10/01/26	98,262
175,000	Phillips 66 Partners LP	3.750	03/01/28	172,582
425,000	Phillips 66 Partners LP	4.680	02/15/45	417,173
100,000	Phillips 66 Partners LP	4.900	10/01/46	101,969
1,125,000	Pioneer Natural Resources Co	3.450	01/15/21	1,136,818
200,000	Pioneer Natural Resources Co	4.450	01/15/26	209,865
700,000	Plains All American Pipeline LP	5.000	02/01/21	719,563
200,000	Plains All American Pipeline LP	2.850	01/31/23	195,220
400,000	Plains All American Pipeline LP	3.850	10/15/23	404,009
200,000	Plains All American Pipeline LP	3.600	11/01/24	199,448
300,000	Plains All American Pipeline LP	4.650	10/15/25	312,750
1,500,000	Plains All American Pipeline LP	4.500	12/15/26	1,537,946
100,000	Plains All American Pipeline LP	6.650	01/15/37	112,389
250,000	Plains All American Pipeline LP	5.150	06/01/42	240,929
300,000	Plains All American Pipeline LP	4.700	06/15/44	279,115
300,000	Plains All American Pipeline LP	4.900	02/15/45	288,258
2,250,000	Sabine Pass Liquefaction LLC	5.625	02/01/21	2,337,824
1,500,000	Sabine Pass Liquefaction LLC	5.625	03/01/25	1,649,445
2,500,000	Sabine Pass Liquefaction LLC	5.000	03/15/27	2,650,244
74

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$375,000	Sabine Pass Liquefaction LLC	4.200%	03/15/28	$378,397
750,000	Schlumberger Investment S.A.	3.650	12/01/23	777,752
2,280,000	Shell International Finance BV	4.375	03/25/20	2,319,294
500,000	Shell International Finance BV	1.875	05/10/21	493,222
500,000	Shell International Finance BV	1.750	09/12/21	490,347
750,000	Shell International Finance BV	3.500	11/13/23	775,718
4,300,000	Shell International Finance BV	3.250	05/11/25	4,381,913
1,500,000	Shell International Finance BV	2.875	05/10/26	1,494,977
500,000	Shell International Finance BV	2.500	09/12/26	483,646
750,000	Shell International Finance BV	3.875	11/13/28	795,358
500,000	Shell International Finance BV	4.125	05/11/35	533,246
1,000,000	Shell International Finance BV	4.550	08/12/43	1,113,548
1,000,000	Shell International Finance BV	4.375	05/11/45	1,094,408
425,000	Shell International Finance BV	4.000	05/10/46	443,413
3,180,000	Shell International Finance BV	3.750	09/12/46	3,185,651
200,000	Spectra Energy Partners LP	4.750	03/15/24	213,203
400,000	Spectra Energy Partners LP	3.500	03/15/25	400,246
1,100,000	Spectra Energy Partners LP	3.375	10/15/26	1,082,729
200,000	Spectra Energy Partners LP	5.950	09/25/43	235,506
300,000	Spectra Energy Partners LP	4.500	03/15/45	304,328
500,000	Statoil ASA	2.250	11/08/19	498,498
300,000	Statoil ASA	2.900	11/08/20	301,710
500,000	Statoil ASA	2.750	11/10/21	503,176
625,000	Statoil ASA	2.450	01/17/23	620,789
300,000	Statoil ASA	2.650	01/15/24	298,789
300,000	Statoil ASA	3.700	03/01/24	314,041
500,000	Statoil ASA	3.250	11/10/24	512,031
200,000	Statoil ASA	5.100	08/17/40	236,230
400,000	Statoil ASA	4.250	11/23/41	425,979
300,000	Statoil ASA	3.950	05/15/43	308,641
1,300,000	Statoil ASA	4.800	11/08/43	1,516,647
750,000	Suncor Energy, Inc	3.600	12/01/24	768,547
1,400,000	Suncor Energy, Inc	6.500	06/15/38	1,772,791
750,000	Suncor Energy, Inc	4.000	11/15/47	743,990
200,000	Sunoco Logistics Partners Operations LP	4.400	04/01/21	205,328
1,181,000	Sunoco Logistics Partners Operations LP	3.450	01/15/23	1,186,281
300,000	Sunoco Logistics Partners Operations LP	4.250	04/01/24	308,751
200,000	Sunoco Logistics Partners Operations LP	5.950	12/01/25	221,608
400,000	Sunoco Logistics Partners Operations LP	3.900	07/15/26	398,183
1,500,000	Sunoco Logistics Partners Operations LP	4.000	10/01/27	1,488,871
100,000	Sunoco Logistics Partners Operations LP	6.100	02/15/42	107,333
300,000	Sunoco Logistics Partners Operations LP	5.300	04/01/44	294,482
200,000	Sunoco Logistics Partners Operations LP	5.350	05/15/45	195,944
1,000,000	Sunoco Logistics Partners Operations LP	5.400	10/01/47	997,765
100,000	TechnipFMC plc	3.450	10/01/22	101,083
1,000,000	Tesoro Logistics LP	6.375	05/01/24	1,047,500
300,000	Total Capital Canada Ltd	2.750	07/15/23	300,657
300,000	Total Capital International S.A.	2.750	06/19/21	300,738
1,000,000	Total Capital International S.A.	2.875	02/17/22	1,008,586
400,000	Total Capital International S.A.	2.700	01/25/23	399,745
600,000	Total Capital International S.A.	3.700	01/15/24	623,211
300,000	Total Capital International S.A.	3.750	04/10/24	312,582
75

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$300,000	Total Capital International S.A.	3.455%	02/19/29	$307,483
700,000	Total Capital S.A.	4.450	06/24/20	715,667
100,000	Total Capital S.A.	4.125	01/28/21	102,729
1,000,000	Total Capital S.A.	3.883	10/11/28	1,055,487
600,000	TransCanada PipeLines Ltd	3.800	10/01/20	609,597
1,000,000	TransCanada PipeLines Ltd	4.875	01/15/26	1,082,084
850,000	TransCanada PipeLines Ltd	4.250	05/15/28	887,701
1,700,000	TransCanada PipeLines Ltd	4.625	03/01/34	1,794,500
500,000	TransCanada PipeLines Ltd	4.750	05/15/38	524,103
1,200,000	TransCanada PipeLines Ltd	5.000	10/16/43	1,261,309
750,000	TransCanada PipeLines Ltd	4.875	05/15/48	788,064
400,000	TransCanada PipeLines Ltd	5.100	03/15/49	431,207
193,000	Vale Overseas Ltd	4.375	01/11/22	196,764
3,100,000	Vale Overseas Ltd	6.250	08/10/26	3,369,700
150,000	Vale Overseas Ltd	8.250	01/17/34	188,016
1,164,000	Vale Overseas Ltd	6.875	11/21/36	1,329,870
825,000	Valero Energy Corp	3.650	03/15/25	837,217
500,000	Valero Energy Corp	3.400	09/15/26	489,581
300,000	Valero Energy Corp	4.350	06/01/28	311,770
1,000,000	Valero Energy Corp	4.000	04/01/29	1,006,603
330,000	Valero Energy Corp	7.500	04/15/32	421,541
500,000	Valero Energy Corp	6.625	06/15/37	616,606
300,000	Valero Energy Corp	4.900	03/15/45	316,946
200,000	Valero Energy Partners LP	4.375	12/15/26	207,156
300,000	Valero Energy Partners LP	4.500	03/15/28	310,577
450,000	Western Gas Partners LP	4.000	07/01/22	456,525
200,000	Western Gas Partners LP	3.950	06/01/25	197,270
400,000	Western Gas Partners LP	4.650	07/01/26	405,487
250,000	Western Gas Partners LP	4.500	03/01/28	248,137
400,000	Western Gas Partners LP	4.750	08/15/28	406,401
200,000	Western Gas Partners LP	5.450	04/01/44	191,456
300,000	Western Gas Partners LP	5.300	03/01/48	284,563
200,000	Western Gas Partners LP	5.500	08/15/48	195,506
830,000	Williams Partners LP	5.250	03/15/20	847,618
600,000	Williams Partners LP	4.000	11/15/21	615,904
750,000	Williams Partners LP	3.600	03/15/22	760,742
2,200,000	Williams Partners LP	3.350	08/15/22	2,217,210
300,000	Williams Partners LP	4.500	11/15/23	315,034
750,000	Williams Partners LP	4.000	09/15/25	770,796
1,000,000	Williams Partners LP	3.750	06/15/27	993,890
300,000	Williams Partners LP	5.800	11/15/43	332,555
300,000	Williams Partners LP	5.400	03/04/44	320,229
1,000,000	Williams Partners LP	4.900	01/15/45	1,000,213
1,500,000	Williams Partners LP	4.850	03/01/48	1,497,146
	TOTAL ENERGY			282,808,135

FOOD & STAPLES RETAILING - 0.6%
250,000	Costco Wholesale Corp	1.700	12/15/19	248,424
500,000	Costco Wholesale Corp	2.150	05/18/21	497,388
200,000	Costco Wholesale Corp	2.250	02/15/22	199,485
1,300,000	Costco Wholesale Corp	2.300	05/18/22	1,293,895
400,000	Costco Wholesale Corp	2.750	05/18/24	402,966
500,000	Costco Wholesale Corp	3.000	05/18/27	499,904
76

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,875,000	CVS Health Corp	3.125%	03/09/20	$1,880,170
2,300,000	CVS Health Corp	3.350	03/09/21	2,318,739
650,000	CVS Health Corp	2.125	06/01/21	638,589
500,000	CVS Health Corp	3.500	07/20/22	506,596
500,000	CVS Health Corp	2.750	12/01/22	493,268
4,000,000	CVS Health Corp	3.700	03/09/23	4,063,918
900,000	CVS Health Corp	3.375	08/12/24	893,691
3,000,000	CVS Health Corp	4.100	03/25/25	3,081,800
1,319,000	CVS Health Corp	3.875	07/20/25	1,335,676
2,200,000	CVS Health Corp	2.875	06/01/26	2,082,749
3,500,000	CVS Health Corp	4.300	03/25/28	3,549,687
2,375,000	CVS Health Corp	4.780	03/25/38	2,355,377
400,000	CVS Health Corp	5.300	12/05/43	417,064
1,500,000	CVS Health Corp	5.125	07/20/45	1,529,672
5,000,000	CVS Health Corp	5.050	03/25/48	5,039,670
69,000	Delhaize Group S.A.	5.700	10/01/40	76,299
200,000	Kroger Co	2.950	11/01/21	200,387
200,000	Kroger Co	3.400	04/15/22	202,623
125,000	Kroger Co	2.800	08/01/22	124,411
200,000	Kroger Co	3.850	08/01/23	206,188
300,000	Kroger Co	4.000	02/01/24	310,009
100,000	Kroger Co	3.500	02/01/26	98,926
300,000	Kroger Co	2.650	10/15/26	276,344
175,000	Kroger Co	3.700	08/01/27	172,294
150,000	Kroger Co	4.500	01/15/29	153,578
100,000	Kroger Co	6.900	04/15/38	119,540
250,000	Kroger Co	5.000	04/15/42	244,750
300,000	Kroger Co	5.150	08/01/43	297,677
300,000	Kroger Co	3.875	10/15/46	250,048
500,000	Kroger Co	4.450	02/01/47	454,971
700,000	Kroger Co	4.650	01/15/48	649,758
300,000	Kroger Co	5.400	01/15/49	311,813
500,000	SYSCO Corp	2.600	10/01/20	499,274
125,000	SYSCO Corp	2.500	07/15/21	123,952
250,000	SYSCO Corp	3.550	03/15/25	253,639
225,000	SYSCO Corp	3.300	07/15/26	223,547
1,600,000	SYSCO Corp	3.250	07/15/27	1,574,208
300,000	SYSCO Corp	4.850	10/01/45	322,293
500,000	SYSCO Corp	4.500	04/01/46	515,744
250,000	SYSCO Corp	4.450	03/15/48	255,052
200,000	Walgreen Co	4.400	09/15/42	182,800
800,000	Walgreens Boots Alliance, Inc	3.300	11/18/21	809,215
2,000,000	Walgreens Boots Alliance, Inc	3.450	06/01/26	1,958,828
1,400,000	Walgreens Boots Alliance, Inc	4.500	11/18/34	1,393,903
400,000	Walgreens Boots Alliance, Inc	4.800	11/18/44	384,255
125,000	Walgreens Boots Alliance, Inc	4.650	06/01/46	118,100
300,000	Wal-Mart Stores, Inc	2.350	12/15/22	298,360
1,000,000	Wal-Mart Stores, Inc	2.550	04/11/23	998,737
800,000	Wal-Mart Stores, Inc	3.300	04/22/24	824,024
1,500,000	Wal-Mart Stores, Inc	2.650	12/15/24	1,496,977
4,500,000	Wal-Mart Stores, Inc	3.625	12/15/47	4,468,320
500,000	Walmart, Inc	2.850	06/23/20	502,265
77

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$2,550,000	Walmart, Inc	1.900%	12/15/20	$2,528,311
1,000,000	Walmart, Inc	3.125	06/23/21	1,014,212
475,000	Walmart, Inc	3.400	06/26/23	489,902
500,000	Walmart, Inc	3.550	06/26/25	519,331
3,500,000	Walmart, Inc	3.700	06/26/28	3,684,956
500,000	Walmart, Inc	3.950	06/28/38	526,203
1,000,000	Walmart, Inc	4.050	06/29/48	1,066,314
	TOTAL FOOD & STAPLES RETAILING			64,511,066

FOOD, BEVERAGE & TOBACCO - 1.2%
1,800,000	Altria Group, Inc	4.750	05/05/21	1,871,022
400,000	Altria Group, Inc	3.490	02/14/22	406,441
800,000	Altria Group, Inc	2.850	08/09/22	798,381
200,000	Altria Group, Inc	2.950	05/02/23	198,735
500,000	Altria Group, Inc	3.800	02/14/24	509,169
150,000	Altria Group, Inc	4.400	02/14/26	154,496
700,000	Altria Group, Inc	2.625	09/16/26	646,624
2,500,000	Altria Group, Inc	4.800	02/14/29	2,579,713
500,000	Altria Group, Inc	5.800	02/14/39	529,533
800,000	Altria Group, Inc	4.250	08/09/42	696,849
300,000	Altria Group, Inc	4.500	05/02/43	269,684
600,000	Altria Group, Inc	5.375	01/31/44	603,301
700,000	Altria Group, Inc	3.875	09/16/46	575,812
1,000,000	Altria Group, Inc	5.950	02/14/49	1,072,916
1,000,000	Altria Group, Inc	6.200	02/14/59	1,075,734
1,000,000	Anheuser-Busch InBev Finance, Inc	4.625	02/01/44	966,365
425,000	Anheuser-Busch InBev Worldwide, Inc	4.150	01/23/25	443,111
2,175,000	Anheuser-Busch InBev Worldwide, Inc	4.000	04/13/28	2,210,508
2,000,000	Anheuser-Busch InBev Worldwide, Inc	4.750	01/23/29	2,129,650
500,000	Anheuser-Busch InBev Worldwide, Inc	4.900	01/23/31	538,982
1,500,000	Anheuser-Busch InBev Worldwide, Inc	4.375	04/15/38	1,441,877
2,325,000	Anheuser-Busch InBev Worldwide, Inc	5.450	01/23/39	2,518,361
1,539,000	Anheuser-Busch InBev Worldwide, Inc	4.439	10/06/48	1,450,567
1,500,000	Anheuser-Busch InBev Worldwide, Inc	5.550	01/23/49	1,649,125
1,500,000	Anheuser-Busch InBev Worldwide, Inc	4.750	04/15/58	1,432,494
1,800,000	Anheuser-Busch InBev Worldwide, Inc	5.800	01/23/59	2,006,564
300,000	Archer-Daniels-Midland Co	3.375	03/15/22	306,799
1,400,000	Archer-Daniels-Midland Co	2.500	08/11/26	1,349,086
740,000	Archer-Daniels-Midland Co	4.016	04/16/43	754,023
200,000	Archer-Daniels-Midland Co	3.750	09/15/47	195,065
300,000	Archer-Daniels-Midland Co	4.500	03/15/49	331,107
750,000	BAT Capital Corp	2.297	08/14/20	742,654
750,000	BAT Capital Corp	2.764	08/15/22	737,902
1,000,000	BAT Capital Corp	3.222	08/15/24	978,322
2,900,000	BAT Capital Corp	3.557	08/15/27	2,748,124
1,000,000	BAT Capital Corp	4.390	08/15/37	902,999
1,750,000	BAT Capital Corp	4.540	08/15/47	1,534,958
200,000	Beam, Inc	3.250	05/15/22	200,161
200,000	Brown-Forman Corp	3.500	04/15/25	205,326
200,000	Brown-Forman Corp	4.000	04/15/38	206,942
200,000	Brown-Forman Corp	4.500	07/15/45	220,902
800,000	Bunge Ltd	3.500	11/24/20	803,973
300,000	Bunge Ltd	3.000	09/25/22	298,624
78

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$500,000	Bunge Ltd	4.350%	03/15/24	$506,600
300,000	Bunge Ltd	3.750	09/25/27	275,291
500,000	Campbell Soup Co	3.300	03/15/21	503,201
100,000	Campbell Soup Co	4.250	04/15/21	102,245
650,000	Campbell Soup Co	2.500	08/02/22	634,528
500,000	Campbell Soup Co	3.650	03/15/23	507,220
500,000	Campbell Soup Co	3.950	03/15/25	503,497
500,000	Campbell Soup Co	4.150	03/15/28	498,551
150,000	Campbell Soup Co	3.800	08/02/42	118,626
500,000	Campbell Soup Co	4.800	03/15/48	466,766
300,000	Coca-Cola Bottling Co Consolidated	3.800	11/25/25	305,658
500,000	Coca-Cola Co	1.875	10/27/20	495,579
300,000	Coca-Cola Co	2.450	11/01/20	300,177
410,000	Coca-Cola Co	3.150	11/15/20	413,537
1,200,000	Coca-Cola Co	1.550	09/01/21	1,172,707
300,000	Coca-Cola Co	2.500	04/01/23	300,332
2,500,000	Coca-Cola Co	3.200	11/01/23	2,570,218
500,000	Coca-Cola Co	2.875	10/27/25	502,265
300,000	Coca-Cola Co	2.550	06/01/26	292,486
400,000	Coca-Cola Co	2.250	09/01/26	382,315
400,000	Coca-Cola Femsa SAB de C.V.	4.625	02/15/20	406,342
500,000	Coca-Cola Femsa SAB de C.V.	3.875	11/26/23	516,042
200,000	Coca-Cola Femsa SAB de C.V.	5.250	11/26/43	230,604
350,000	ConAgra Brands, Inc	3.800	10/22/21	356,497
750,000	ConAgra Brands, Inc	4.300	05/01/24	777,267
275,000	ConAgra Brands, Inc	4.600	11/01/25	289,359
750,000	ConAgra Brands, Inc	4.850	11/01/28	788,431
750,000	ConAgra Brands, Inc	5.300	11/01/38	762,011
750,000	ConAgra Brands, Inc	5.400	11/01/48	755,240
572,000	ConAgra Foods, Inc	3.200	01/25/23	573,501
100,000	ConAgra Foods, Inc	7.000	10/01/28	117,019
200,000	Constellation Brands, Inc	2.250	11/06/20	197,994
300,000	Constellation Brands, Inc	2.700	05/09/22	297,824
300,000	Constellation Brands, Inc	2.650	11/07/22	296,286
1,250,000	Constellation Brands, Inc	3.200	02/15/23	1,258,462
100,000	Constellation Brands, Inc	4.400	11/15/25	105,056
750,000	Constellation Brands, Inc	3.700	12/06/26	748,002
300,000	Constellation Brands, Inc	3.500	05/09/27	293,149
700,000	Constellation Brands, Inc	3.600	02/15/28	685,629
300,000	Constellation Brands, Inc	4.650	11/15/28	317,949
300,000	Constellation Brands, Inc	4.100	02/15/48	272,887
300,000	Constellation Brands, Inc	5.250	11/15/48	318,734
100,000	Corn Products International, Inc	4.625	11/01/20	102,339
500,000	Diageo Capital plc	3.000	05/18/20	501,668
500,000	Diageo Capital plc	3.500	09/18/23	518,152
425,000	Diageo Capital plc	3.875	05/18/28	449,452
200,000	Diageo Capital plc	5.875	09/30/36	249,917
400,000	Diageo Capital plc	3.875	04/29/43	404,780
150,000	Flowers Foods, Inc	4.375	04/01/22	155,521
100,000	Flowers Foods, Inc	3.500	10/01/26	96,784
200,000	Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	195,132
300,000	Fomento Economico Mexicano SAB de C.V.	4.375	05/10/43	304,824
79

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$200,000		General Mills, Inc	3.150%	12/15/21	$201,612
500,000		General Mills, Inc	2.600	10/12/22	494,292
500,000		General Mills, Inc	3.650	02/15/24	510,824
500,000		General Mills, Inc	3.200	02/10/27	485,162
2,500,000		General Mills, Inc	4.200	04/17/28	2,599,444
150,000		General Mills, Inc	5.400	06/15/40	160,476
100,000		General Mills, Inc	4.150	02/15/43	91,247
200,000		General Mills, Inc	4.700	04/17/48	200,265
150,000		Hershey Co	4.125	12/01/20	153,615
300,000		Hershey Co	3.100	05/15/21	303,044
300,000		Hershey Co	3.375	05/15/23	310,938
500,000		Hershey Co	2.300	08/15/26	476,889
300,000		Hershey Co	3.375	08/15/46	281,689
300,000		Ingredion, Inc	3.200	10/01/26	286,950
175,000		JM Smucker Co	2.500	03/15/20	174,514
100,000		JM Smucker Co	3.500	10/15/21	101,319
300,000		JM Smucker Co	3.000	03/15/22	300,798
600,000		JM Smucker Co	3.500	03/15/25	601,845
200,000		JM Smucker Co	3.375	12/15/27	196,039
300,000		JM Smucker Co	4.250	03/15/35	290,253
300,000		JM Smucker Co	4.375	03/15/45	282,427
300,000		Kellogg Co	3.250	05/14/21	303,193
500,000		Kellogg Co	2.650	12/01/23	490,457
1,125,000		Kellogg Co	3.250	04/01/26	1,094,187
200,000		Kellogg Co	3.400	11/15/27	192,344
300,000		Kellogg Co	4.300	05/15/28	308,075
150,000		Kellogg Co	4.500	04/01/46	142,203
750,000	g	Keurig Dr Pepper, Inc	3.551	05/25/21	758,170
1,000,000	g	Keurig Dr Pepper, Inc	4.057	05/25/23	1,029,012
500,000		Keurig Dr Pepper, Inc	3.130	12/15/23	497,606
200,000		Keurig Dr Pepper, Inc	3.400	11/15/25	195,642
200,000		Keurig Dr Pepper, Inc	2.550	09/15/26	182,475
1,250,000	g	Keurig Dr Pepper, Inc	4.597	05/25/28	1,303,197
500,000		Keurig Dr Pepper, Inc	4.420	12/15/46	458,139
750,000	g	Keurig Dr Pepper, Inc	5.085	05/25/48	769,203
500,000		Kraft Heinz Foods Co	3.375	06/15/21	504,182
2,275,000		Kraft Heinz Foods Co	3.500	06/06/22	2,300,572
200,000		Kraft Heinz Foods Co	3.500	07/15/22	201,964
750,000		Kraft Heinz Foods Co	4.000	06/15/23	771,895
900,000		Kraft Heinz Foods Co	3.950	07/15/25	907,095
1,500,000		Kraft Heinz Foods Co	3.000	06/01/26	1,402,459
1,500,000		Kraft Heinz Foods Co	4.625	01/30/29	1,544,434
600,000		Kraft Heinz Foods Co	5.000	07/15/35	589,840
300,000		Kraft Heinz Foods Co	6.500	02/09/40	327,853
700,000		Kraft Heinz Foods Co	5.000	06/04/42	663,476
1,000,000		Kraft Heinz Foods Co	5.200	07/15/45	964,733
1,500,000		Kraft Heinz Foods Co	4.375	06/01/46	1,303,263
250,000		McCormick & Co, Inc	2.700	08/15/22	248,702
250,000		McCormick & Co, Inc	3.150	08/15/24	249,502
250,000		McCormick & Co, Inc	3.400	08/15/27	245,609
400,000		McCormick & Co, Inc	4.200	08/15/47	384,192
600,000		Mead Johnson Nutrition Co	3.000	11/15/20	601,472
225,000		Mead Johnson Nutrition Co	4.125	11/15/25	238,904
80

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$350,000	Mead Johnson Nutrition Co	4.600%	06/01/44	$382,858
500,000	Molson Coors Brewing Co	2.250	03/15/20	496,802
500,000	Molson Coors Brewing Co	2.100	07/15/21	490,491
150,000	Molson Coors Brewing Co	3.500	05/01/22	151,974
750,000	Molson Coors Brewing Co	3.000	07/15/26	710,343
300,000	Molson Coors Brewing Co	5.000	05/01/42	294,634
1,250,000	Molson Coors Brewing Co	4.200	07/15/46	1,113,109
500,000	Mondelez International, Inc	3.000	05/07/20	501,373
500,000	Mondelez International, Inc	3.625	05/07/23	512,199
300,000	Mondelez International, Inc	3.625	02/13/26	304,215
500,000	Mondelez International, Inc	4.125	05/07/28	522,729
500,000	Mondelez International, Inc	4.625	05/07/48	506,856
600,000	PepsiCo, Inc	3.125	11/01/20	606,132
300,000	PepsiCo, Inc	2.000	04/15/21	297,481
200,000	PepsiCo, Inc	3.000	08/25/21	201,600
1,300,000	PepsiCo, Inc	1.700	10/06/21	1,272,958
400,000	PepsiCo, Inc	2.750	03/05/22	403,842
500,000	PepsiCo, Inc	2.250	05/02/22	496,676
300,000	PepsiCo, Inc	3.100	07/17/22	305,738
500,000	PepsiCo, Inc	2.750	03/01/23	506,208
1,000,000	PepsiCo, Inc	3.600	03/01/24	1,045,232
300,000	PepsiCo, Inc	2.750	04/30/25	300,142
425,000	PepsiCo, Inc	3.500	07/17/25	441,421
100,000	PepsiCo, Inc	2.850	02/24/26	99,370
1,000,000	PepsiCo, Inc	2.375	10/06/26	959,352
2,500,000	PepsiCo, Inc	3.000	10/15/27	2,485,768
400,000	PepsiCo, Inc	4.000	03/05/42	417,702
200,000	PepsiCo, Inc	3.600	08/13/42	198,328
450,000	PepsiCo, Inc	4.600	07/17/45	512,398
800,000	PepsiCo, Inc	4.450	04/14/46	892,170
275,000	PepsiCo, Inc	3.450	10/06/46	265,440
750,000	PepsiCo, Inc	4.000	05/02/47	785,114
300,000	Philip Morris International, Inc	2.000	02/21/20	298,003
200,000	Philip Morris International, Inc	2.900	11/15/21	201,106
300,000	Philip Morris International, Inc	2.625	02/18/22	299,678
300,000	Philip Morris International, Inc	2.375	08/17/22	296,183
200,000	Philip Morris International, Inc	2.500	08/22/22	198,265
300,000	Philip Morris International, Inc	2.500	11/02/22	297,460
500,000	Philip Morris International, Inc	2.625	03/06/23	496,629
300,000	Philip Morris International, Inc	2.125	05/10/23	292,231
300,000	Philip Morris International, Inc	3.600	11/15/23	308,802
500,000	Philip Morris International, Inc	3.250	11/10/24	507,582
300,000	Philip Morris International, Inc	3.375	08/11/25	302,622
700,000	Philip Morris International, Inc	2.750	02/25/26	682,198
1,300,000	Philip Morris International, Inc	3.125	08/17/27	1,273,880
1,500,000	Philip Morris International, Inc	3.125	03/02/28	1,462,592
200,000	Philip Morris International, Inc	4.500	03/20/42	198,727
150,000	Philip Morris International, Inc	3.875	08/21/42	137,971
300,000	Philip Morris International, Inc	4.125	03/04/43	284,085
200,000	Philip Morris International, Inc	4.875	11/15/43	209,318
1,300,000	Philip Morris International, Inc	4.250	11/10/44	1,264,792
270,000	Reynolds American, Inc	6.875	05/01/20	280,819
81

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$375,000	Reynolds American, Inc	3.250%	06/12/20	$375,571
2,250,000	Reynolds American, Inc	4.000	06/12/22	2,298,753
200,000	Reynolds American, Inc	4.850	09/15/23	211,067
750,000	Reynolds American, Inc	5.700	08/15/35	776,668
65,000	Reynolds American, Inc	7.250	06/15/37	75,961
200,000	Reynolds American, Inc	6.150	09/15/43	209,010
750,000	Reynolds American, Inc	5.850	08/15/45	770,533
1,400,000	Tyson Foods, Inc	4.500	06/15/22	1,462,514
100,000	Tyson Foods, Inc	3.900	09/28/23	103,066
500,000	Tyson Foods, Inc	3.950	08/15/24	515,164
300,000	Tyson Foods, Inc	4.000	03/01/26	306,464
300,000	Tyson Foods, Inc	3.550	06/02/27	295,191
300,000	Tyson Foods, Inc	4.350	03/01/29	309,741
500,000	Tyson Foods, Inc	5.150	08/15/44	509,522
300,000	Tyson Foods, Inc	4.550	06/02/47	284,945
900,000	Tyson Foods, Inc	5.100	09/28/48	917,659
	TOTAL FOOD, BEVERAGE & TOBACCO			132,360,753

HEALTH CARE EQUIPMENT & SERVICES - 0.9%
200,000	Advocate Health & Hospitals Corp	3.829	08/15/28	210,518
100,000	Advocate Health & Hospitals Corp	4.272	08/15/48	107,041
100,000	AmerisourceBergen Corp	3.500	11/15/21	101,060
400,000	AmerisourceBergen Corp	3.400	05/15/24	403,163
700,000	AmerisourceBergen Corp	3.250	03/01/25	691,497
200,000	AmerisourceBergen Corp	3.450	12/15/27	195,698
700,000	AmerisourceBergen Corp	4.300	12/15/47	638,885
500,000	Anthem, Inc	2.500	11/21/20	497,516
500,000	Anthem, Inc	2.950	12/01/22	499,762
1,400,000	Anthem, Inc	3.350	12/01/24	1,412,750
400,000	Anthem, Inc	3.650	12/01/27	399,400
1,000,000	Anthem, Inc	4.101	03/01/28	1,030,256
400,000	Anthem, Inc	4.375	12/01/47	398,446
1,000,000	Anthem, Inc	4.550	03/01/48	1,026,560
500,000	Ascension Health, Inc	3.945	11/15/46	515,168
200,000	Ascension Health, Inc	4.847	11/15/53	230,399
300,000	Baxter International, Inc	1.700	08/15/21	292,056
300,000	Baxter International, Inc	2.600	08/15/26	286,682
300,000	Baxter International, Inc	3.500	08/15/46	259,823
290,000	Baylor Scott & White Holdings	4.185	11/15/45	301,480
200,000	Baylor Scott & White Holdings	3.967	11/15/46	199,357
1,414,000	Becton Dickinson & Co	2.675	12/15/19	1,409,429
750,000	Becton Dickinson & Co	3.363	06/06/24	750,919
151,000	Becton Dickinson & Co	3.734	12/15/24	153,401
1,000,000	Becton Dickinson & Co	4.669	06/06/47	1,048,602
750,000	Becton Dickinson and Co	2.404	06/05/20	744,698
750,000	Becton Dickinson and Co	2.894	06/06/22	746,057
2,000,000	Becton Dickinson and Co	3.700	06/06/27	1,994,394
500,000	Becton Dickinson and Co	4.685	12/15/44	516,751
100,000	Bio-Rad Laboratories, Inc	4.875	12/15/20	102,809
300,000	Boston Scientific Corp	3.375	05/15/22	304,125
150,000	Boston Scientific Corp	4.125	10/01/23	156,370
500,000	Boston Scientific Corp	3.450	03/01/24	509,270
1,400,000	Boston Scientific Corp	3.850	05/15/25	1,442,138
82

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$500,000		Boston Scientific Corp	3.750%	03/01/26	$510,293
500,000		Boston Scientific Corp	4.000	03/01/28	514,458
275,000		Boston Scientific Corp	4.000	03/01/29	283,885
500,000		Boston Scientific Corp	4.550	03/01/39	523,149
500,000		Boston Scientific Corp	4.700	03/01/49	532,767
100,000		Cardinal Health, Inc	4.625	12/15/20	102,832
350,000		Cardinal Health, Inc	2.616	06/15/22	345,555
100,000		Cardinal Health, Inc	3.200	06/15/22	100,004
200,000		Cardinal Health, Inc	3.200	03/15/23	198,750
500,000		Cardinal Health, Inc	3.079	06/15/24	488,316
100,000		Cardinal Health, Inc	3.500	11/15/24	99,900
200,000		Cardinal Health, Inc	3.750	09/15/25	199,891
300,000		Cardinal Health, Inc	3.410	06/15/27	283,527
100,000		Cardinal Health, Inc	4.600	03/15/43	92,257
200,000		Cardinal Health, Inc	4.500	11/15/44	181,451
200,000		Cardinal Health, Inc	4.900	09/15/45	190,892
500,000		Cardinal Health, Inc	4.368	06/15/47	442,882
200,000		CHRISTUS Health	4.341	07/01/28	213,961
450,000		Coventry Health Care, Inc	5.450	06/15/21	470,470
150,000		Covidien International Finance S.A.	3.200	06/15/22	152,552
100,000		Dartmouth-Hitchcock Health	4.178	08/01/48	101,959
200,000		Dignity Health	5.267	11/01/64	211,471
400,000		Duke University Health System, Inc	3.920	06/01/47	413,903
300,000		Edwards Lifesciences Corp	4.300	06/15/28	314,914
200,000		Express Scripts Holding Co	2.600	11/30/20	199,170
150,000		Express Scripts Holding Co	3.300	02/25/21	151,032
250,000		Express Scripts Holding Co	4.750	11/15/21	261,206
525,000		Express Scripts Holding Co	3.900	02/15/22	539,391
1,000,000		Express Scripts Holding Co	3.050	11/30/22	1,000,740
1,100,000		Express Scripts Holding Co	3.000	07/15/23	1,093,784
300,000		Express Scripts Holding Co	3.500	06/15/24	302,508
150,000		Express Scripts Holding Co	4.500	02/25/26	157,138
1,300,000		Express Scripts Holding Co	3.400	03/01/27	1,266,177
93,000		Express Scripts Holding Co	6.125	11/15/41	110,306
750,000		Express Scripts Holding Co	4.800	07/15/46	763,786
200,000		Hackensack Meridian Health, Inc	4.211	07/01/48	212,629
200,000		Hackensack Meridian Health, Inc	4.500	07/01/57	218,542
500,000	g	Halfmoon Parent, Inc	3.200	09/17/20	502,400
1,500,000	g	Halfmoon Parent, Inc	3.400	09/17/21	1,516,003
1,500,000	g	Halfmoon Parent, Inc	3.750	07/15/23	1,538,656
500,000	g	Halfmoon Parent, Inc	4.125	11/15/25	517,664
4,000,000	g	Halfmoon Parent, Inc	4.375	10/15/28	4,145,888
600,000	g	Halfmoon Parent, Inc	4.800	08/15/38	616,702
575,000	g	Halfmoon Parent, Inc	4.900	12/15/48	595,066
1,500,000		HCA, Inc	5.875	03/15/22	1,611,465
2,500,000		HCA, Inc	5.000	03/15/24	2,647,228
2,000,000		HCA, Inc	4.500	02/15/27	2,055,543
500,000		HCA, Inc	5.500	06/15/47	533,561
200,000		Indiana University Health, Inc Obligated Group	3.970	11/01/48	207,550
100,000		Johns Hopkins Health System Corp	3.837	05/15/46	101,449
100,000		Kaiser Foundation Hospitals	3.500	04/01/22	102,779
500,000		Kaiser Foundation Hospitals	3.150	05/01/27	502,348
83

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$100,000	Kaiser Foundation Hospitals	4.875%	04/01/42	$116,063
1,265,000	Kaiser Foundation Hospitals	4.150	05/01/47	1,338,370
200,000	Keysight Technologies, Inc	4.550	10/30/24	207,918
300,000	Keysight Technologies, Inc	4.600	04/06/27	310,358
550,000	Laboratory Corp of America Holdings	2.625	02/01/20	548,824
300,000	Laboratory Corp of America Holdings	3.200	02/01/22	302,266
200,000	Laboratory Corp of America Holdings	3.750	08/23/22	204,515
700,000	Laboratory Corp of America Holdings	4.000	11/01/23	719,730
200,000	Laboratory Corp of America Holdings	3.250	09/01/24	198,532
100,000	Laboratory Corp of America Holdings	3.600	02/01/25	99,771
300,000	Laboratory Corp of America Holdings	3.600	09/01/27	298,422
300,000	Laboratory Corp of America Holdings	4.700	02/01/45	292,910
200,000	Mayo Clinic	4.000	11/15/47	206,532
200,000	Mayo Clinic	4.128	11/15/52	208,016
300,000	McKesson Corp	3.650	11/30/20	303,667
600,000	McKesson Corp	2.700	12/15/22	592,064
200,000	McKesson Corp	2.850	03/15/23	197,842
1,000,000	McKesson Corp	3.796	03/15/24	1,021,863
500,000	McKesson Corp	3.950	02/16/28	500,468
300,000	McKesson Corp	4.750	05/30/29	313,785
200,000	McLaren Health Care Corp	4.386	05/15/48	213,572
1,325,000	Medtronic Global Holdings S.C.A	3.350	04/01/27	1,349,827
1,100,000	Medtronic, Inc	3.150	03/15/22	1,120,528
1,000,000	Medtronic, Inc	3.625	03/15/24	1,039,774
4,500,000	Medtronic, Inc	3.500	03/15/25	4,647,003
936,000	Medtronic, Inc	4.375	03/15/35	1,022,725
1,050,000	Medtronic, Inc	4.625	03/15/45	1,201,788
200,000	Memorial Sloan-Kettering Cancer Center	4.125	07/01/52	207,733
500,000	Memorial Sloan-Kettering Cancer Center	4.200	07/01/55	529,078
200,000	Mercy Health	4.302	07/01/28	215,324
500,000	Montefiore Obligated Group	5.246	11/01/48	523,301
100,000	Mount Sinai Hospitals Group, Inc	3.981	07/01/48	98,758
300,000	New York and Presbyterian Hospital	4.024	08/01/45	314,567
150,000	New York and Presbyterian Hospital	4.063	08/01/56	154,801
140,000	Northwell Healthcare, Inc	3.979	11/01/46	135,586
175,000	Northwell Healthcare, Inc	4.260	11/01/47	176,846
350,000	NYU Hospitals Center	5.750	07/01/43	443,983
250,000	NYU Hospitals Center	4.368	07/01/47	265,213
100,000	Orlando Health Obligated Group	4.089	10/01/48	100,739
200,000	PeaceHealth Obligated Group	4.787	11/15/48	228,599
150,000	PerkinElmer, Inc	5.000	11/15/21	157,151
200,000	Providence St. Joseph Health Obligated Group	2.746	10/01/26	190,098
100,000	Providence St. Joseph Health Obligated Group	3.744	10/01/47	97,211
350,000	Providence St. Joseph Health Obligated Group	3.930	10/01/48	351,855
200,000	Quest Diagnostics, Inc	2.500	03/30/20	199,340
400,000	Quest Diagnostics, Inc	4.700	04/01/21	412,433
125,000	Quest Diagnostics, Inc	3.500	03/30/25	125,100
400,000	Quest Diagnostics, Inc	4.200	06/30/29	411,372
300,000	Quest Diagnostics, Inc	4.700	03/30/45	299,166
200,000	RWJ Barnabas Health, Inc	3.949	07/01/46	199,052
300,000	SSM Health Care Corp	3.688	06/01/23	307,900
200,000	SSM Health Care Corp	3.823	06/01/27	202,319
500,000	Stanford Health Care	3.795	11/15/48	503,373
84

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$850,000	Stryker Corp	2.625%	03/15/21	$847,543
200,000	Stryker Corp	3.375	11/01/25	203,363
1,600,000	Stryker Corp	3.500	03/15/26	1,621,970
500,000	Stryker Corp	3.650	03/07/28	513,295
200,000	Stryker Corp	4.100	04/01/43	198,831
200,000	Stryker Corp	4.375	05/15/44	206,698
250,000	Stryker Corp	4.625	03/15/46	269,416
200,000	Sutter Health	3.695	08/15/28	208,861
200,000	Sutter Health	4.091	08/15/48	206,104
100,000	Texas Health Resources	4.330	11/15/55	106,730
650,000	Thermo Fisher Scientific, Inc	3.300	02/15/22	658,564
250,000	Thermo Fisher Scientific, Inc	3.150	01/15/23	251,855
1,300,000	Thermo Fisher Scientific, Inc	3.000	04/15/23	1,303,444
600,000	Thermo Fisher Scientific, Inc	4.150	02/01/24	627,321
150,000	Thermo Fisher Scientific, Inc	3.650	12/15/25	153,892
775,000	Thermo Fisher Scientific, Inc	2.950	09/19/26	747,467
1,150,000	Thermo Fisher Scientific, Inc	3.200	08/15/27	1,125,699
200,000	Thermo Fisher Scientific, Inc	5.300	02/01/44	230,549
200,000	Thermo Fisher Scientific, Inc	4.100	08/15/47	198,358
300,000	Trinity Health Corp	4.125	12/01/45	303,149
500,000	UnitedHealth Group, Inc	2.300	12/15/19	498,597
500,000	UnitedHealth Group, Inc	2.700	07/15/20	501,086
300,000	UnitedHealth Group, Inc	1.950	10/15/20	297,001
700,000	UnitedHealth Group, Inc	4.700	02/15/21	722,794
300,000	UnitedHealth Group, Inc	2.125	03/15/21	297,453
500,000	UnitedHealth Group, Inc	3.150	06/15/21	505,481
500,000	UnitedHealth Group, Inc	2.875	12/15/21	502,634
500,000	UnitedHealth Group, Inc	3.350	07/15/22	510,932
300,000	UnitedHealth Group, Inc	2.375	10/15/22	297,251
325,000	UnitedHealth Group, Inc	2.750	02/15/23	325,145
200,000	UnitedHealth Group, Inc	2.875	03/15/23	201,317
500,000	UnitedHealth Group, Inc	3.500	06/15/23	515,465
600,000	UnitedHealth Group, Inc	3.500	02/15/24	618,104
500,000	UnitedHealth Group, Inc	3.700	12/15/25	519,039
1,175,000	UnitedHealth Group, Inc	3.100	03/15/26	1,174,434
300,000	UnitedHealth Group, Inc	3.375	04/15/27	304,062
1,400,000	UnitedHealth Group, Inc	2.950	10/15/27	1,375,837
2,000,000	UnitedHealth Group, Inc	3.850	06/15/28	2,095,092
500,000	UnitedHealth Group, Inc	3.875	12/15/28	523,228
750,000	UnitedHealth Group, Inc	4.625	07/15/35	842,440
365,000	UnitedHealth Group, Inc	6.625	11/15/37	491,550
300,000	UnitedHealth Group, Inc	4.375	03/15/42	319,849
350,000	UnitedHealth Group, Inc	3.950	10/15/42	353,724
200,000	UnitedHealth Group, Inc	4.250	03/15/43	210,306
1,250,000	UnitedHealth Group, Inc	4.750	07/15/45	1,415,063
625,000	UnitedHealth Group, Inc	4.200	01/15/47	651,281
300,000	UnitedHealth Group, Inc	4.250	04/15/47	314,170
500,000	UnitedHealth Group, Inc	3.750	10/15/47	486,573
1,500,000	UnitedHealth Group, Inc	4.250	06/15/48	1,586,849
500,000	UnitedHealth Group, Inc	4.450	12/15/48	544,551
250,000	Zimmer Biomet Holdings, Inc	3.700	03/19/23	252,381
500,000	Zimmer Holdings, Inc	2.700	04/01/20	498,775
85

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$750,000	Zimmer Holdings, Inc	3.150%	04/01/22	$752,291
1,925,000	Zimmer Holdings, Inc	3.550	04/01/25	1,899,561
	TOTAL HEALTH CARE EQUIPMENT & SERVICES			107,832,686

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
100,000	Clorox Co	3.800	11/15/21	102,994
100,000	Clorox Co	3.050	09/15/22	101,380
200,000	Clorox Co	3.500	12/15/24	207,217
300,000	Clorox Co	3.100	10/01/27	295,701
500,000	Clorox Co	3.900	05/15/28	525,195
200,000	Colgate-Palmolive Co	2.300	05/03/22	199,346
200,000	Colgate-Palmolive Co	2.250	11/15/22	198,895
200,000	Colgate-Palmolive Co	1.950	02/01/23	196,987
300,000	Colgate-Palmolive Co	3.250	03/15/24	308,438
60,000	Colgate-Palmolive Co	6.450	06/16/28	74,614
300,000	Colgate-Palmolive Co	4.000	08/15/45	320,916
200,000	Colgate-Palmolive Co	3.700	08/01/47	206,728
375,000	Ecolab, Inc	2.250	01/12/20	374,001
286,000	Ecolab, Inc	4.350	12/08/21	298,511
300,000	Ecolab, Inc	2.375	08/10/22	296,205
200,000	Ecolab, Inc	3.250	01/14/23	202,715
625,000	Ecolab, Inc	2.700	11/01/26	609,466
300,000	Ecolab, Inc	3.250	12/01/27	301,808
14,000	Ecolab, Inc	5.500	12/08/41	17,201
210,000	Ecolab, Inc	3.950	12/01/47	215,540
200,000	Estee Lauder Cos, Inc	1.800	02/07/20	198,573
200,000	Estee Lauder Cos, Inc	2.350	08/15/22	199,392
200,000	Estee Lauder Cos, Inc	3.150	03/15/27	200,514
100,000	Estee Lauder Cos, Inc	6.000	05/15/37	127,421
300,000	Estee Lauder Cos, Inc	4.375	06/15/45	325,612
200,000	Estee Lauder Cos, Inc	4.150	03/15/47	212,652
125,000	Kimberly-Clark Corp	2.400	03/01/22	124,306
950,000	Kimberly-Clark Corp	3.050	08/15/25	964,884
200,000	Kimberly-Clark Corp	3.950	11/01/28	214,327
200,000	Kimberly-Clark Corp	6.625	08/01/37	272,425
300,000	Kimberly-Clark Corp	3.200	07/30/46	273,333
200,000	Kimberly-Clark Corp	3.900	05/04/47	205,009
500,000	Procter & Gamble Co	1.850	02/02/21	494,499
800,000	Procter & Gamble Co	2.300	02/06/22	799,036
300,000	Procter & Gamble Co	2.150	08/11/22	297,167
600,000	Procter & Gamble Co	3.100	08/15/23	616,910
750,000	Procter & Gamble Co	2.700	02/02/26	746,853
1,750,000	Procter & Gamble Co	2.450	11/03/26	1,706,454
750,000	Procter & Gamble Co	2.850	08/11/27	755,329
200,000	Procter & Gamble Co	3.500	10/25/47	200,045
	TOTAL HOUSEHOLD & PERSONAL PRODUCTS			13,988,599

INSURANCE - 0.8%
500,000	ACE INA Holdings, Inc	2.875	11/03/22	504,175
250,000	ACE INA Holdings, Inc	2.700	03/13/23	249,401
400,000	ACE INA Holdings, Inc	3.150	03/15/25	403,716
1,675,000	ACE INA Holdings, Inc	3.350	05/03/26	1,705,807
86

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$150,000	ACE INA Holdings, Inc	4.150%	03/13/43	$158,209
1,600,000	ACE INA Holdings, Inc	4.350	11/03/45	1,744,131
500,000	Aegon NV	5.500	04/11/48	499,465
1,000,000	Aetna, Inc	2.750	11/15/22	986,977
750,000	Aetna, Inc	2.800	06/15/23	736,848
240,000	Aetna, Inc	6.625	06/15/36	284,665
350,000	Aetna, Inc	4.500	05/15/42	331,731
500,000	Aetna, Inc	4.125	11/15/42	448,772
875,000	Aetna, Inc	3.875	08/15/47	757,788
600,000	Aflac, Inc	3.625	06/15/23	623,792
200,000	Aflac, Inc	3.625	11/15/24	207,436
200,000	Aflac, Inc	2.875	10/15/26	195,768
200,000	Aflac, Inc	4.000	10/15/46	197,905
500,000	Aflac, Inc	4.750	01/15/49	553,508
300,000	Alleghany Corp	4.950	06/27/22	318,218
200,000	Alleghany Corp	4.900	09/15/44	203,510
300,000	Allied World Assurance Co Holdings Ltd	4.350	10/29/25	298,935
1,250,000	Allstate Corp	3.150	06/15/23	1,265,837
100,000	Allstate Corp	3.280	12/15/26	101,486
600,000	Allstate Corp	4.500	06/15/43	654,193
800,000	Allstate Corp	4.200	12/15/46	830,687
200,000	Allstate Corp	5.750	08/15/53	203,500
300,000	American Financial Group, Inc	3.500	08/15/26	289,709
200,000	American Financial Group, Inc	4.500	06/15/47	188,758
300,000	American International Group, Inc	3.300	03/01/21	301,922
1,600,000	American International Group, Inc	4.875	06/01/22	1,693,245
200,000	American International Group, Inc	3.750	07/10/25	200,363
800,000	American International Group, Inc	3.900	04/01/26	805,798
575,000	American International Group, Inc	4.200	04/01/28	584,578
500,000	American International Group, Inc	4.250	03/15/29	506,931
1,500,000	American International Group, Inc	3.875	01/15/35	1,373,428
300,000	American International Group, Inc	4.700	07/10/35	301,251
800,000	American International Group, Inc	6.250	05/01/36	919,443
500,000	American International Group, Inc	4.500	07/16/44	479,626
300,000	American International Group, Inc	4.800	07/10/45	300,994
1,000,000	American International Group, Inc	4.750	04/01/48	996,451
300,000	American International Group, Inc	5.750	04/01/48	292,425
200,000	American International Group, Inc	4.375	01/15/55	179,686
50,000	Aon plc	5.000	09/30/20	51,707
200,000	Aon plc	2.800	03/15/21	199,610
200,000	Aon plc	4.000	11/27/23	207,862
300,000	Aon plc	3.500	06/14/24	304,455
1,800,000	Aon plc	3.875	12/15/25	1,859,393
200,000	Aon plc	6.250	09/30/40	242,848
250,000	Aon plc	4.750	05/15/45	260,176
200,000	Arch Capital Group Ltd	4.011	12/15/26	208,027
200,000	Arch Capital Group Ltd	5.031	12/15/46	222,962
300,000	Arch Capital Group US, Inc	5.144	11/01/43	334,049
200,000	Aspen Insurance Holdings Ltd	4.650	11/15/23	206,088
100,000	Assurant, Inc	4.000	03/15/23	101,269
300,000	Assurant, Inc	4.200	09/27/23	305,778
300,000	Assurant, Inc	4.900	03/27/28	305,511
87

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$38,000		Assurant, Inc	6.750%	02/15/34	$43,820
200,000		Assured Guaranty US Holdings, Inc	5.000	07/01/24	214,571
300,000		Athene Holding Ltd	4.125	01/12/28	288,348
770,000		AXA S.A.	8.600	12/15/30	1,008,700
50,000		AXIS Specialty Finance plc	5.875	06/01/20	51,514
200,000		AXIS Specialty Finance plc	4.000	12/06/27	199,175
300,000		Berkshire Hathaway Finance Corp	4.400	05/15/42	321,053
1,750,000		Berkshire Hathaway Finance Corp	4.200	08/15/48	1,816,802
725,000		Berkshire Hathaway Finance Corp	4.250	01/15/49	759,548
1,350,000		Brighthouse Financial, Inc	3.700	06/22/27	1,217,672
350,000		Brighthouse Financial, Inc	4.700	06/22/47	278,730
500,000		Brown & Brown, Inc	4.500	03/15/29	505,830
350,000		Chubb Corp	6.000	05/11/37	450,554
500,000		Chubb INA Holdings, Inc	2.300	11/03/20	497,582
540,000		Cigna Corp	5.125	06/15/20	554,540
900,000		Cigna Corp	3.250	04/15/25	892,421
300,000		Cigna Corp	3.050	10/15/27	284,408
1,000,000		Cigna Corp	3.875	10/15/47	891,207
200,000		Cincinnati Financial Corp	6.920	05/15/28	248,148
500,000		CNA Financial Corp	5.750	08/15/21	531,754
690,000		CNA Financial Corp	3.950	05/15/24	701,563
200,000		CNA Financial Corp	4.500	03/01/26	208,904
125,000		CNA Financial Corp	3.450	08/15/27	122,122
200,000		Enstar Group Ltd	4.500	03/10/22	203,715
300,000		Everest Reinsurance Holdings, Inc	4.868	06/01/44	308,867
250,000		Fidelity National Financial, Inc	5.500	09/01/22	265,040
300,000	g	Fidelity National Financial, Inc	4.500	08/15/28	303,744
200,000		Hanover Insurance Group, Inc	4.500	04/15/26	204,042
175,000		Hartford Financial Services Group, Inc	5.500	03/30/20	179,510
1,250,000		Hartford Financial Services Group, Inc	5.125	04/15/22	1,334,112
400,000		Hartford Financial Services Group, Inc	4.300	04/15/43	399,538
300,000		Hartford Financial Services Group, Inc	4.400	03/15/48	303,839
150,000		Humana, Inc	2.500	12/15/20	148,879
100,000		Humana, Inc	3.150	12/01/22	100,451
400,000		Humana, Inc	2.900	12/15/22	397,247
300,000		Humana, Inc	3.850	10/01/24	305,819
100,000		Humana, Inc	3.950	03/15/27	101,121
200,000		Humana, Inc	4.625	12/01/42	205,935
300,000		Humana, Inc	4.950	10/01/44	320,930
100,000		Humana, Inc	4.800	03/15/47	105,535
200,000		ING US, Inc	5.700	07/15/43	232,652
200,000		Kemper Corp	4.350	02/15/25	204,772
400,000		Leucadia National Corp	5.500	10/18/23	418,840
400,000		Lincoln National Corp	4.200	03/15/22	415,083
625,000		Lincoln National Corp	4.000	09/01/23	653,469
175,000		Lincoln National Corp	3.350	03/09/25	175,761
600,000		Lincoln National Corp	3.625	12/12/26	603,359
125,000		Lincoln National Corp	3.800	03/01/28	126,793
2,000		Lincoln National Corp	6.150	04/07/36	2,392
150,000		Lincoln National Corp	7.000	06/15/40	198,998
250,000		Lincoln National Corp	4.350	03/01/48	247,880
200,000		Loews Corp	2.625	05/15/23	198,421
200,000		Loews Corp	3.750	04/01/26	206,240
88

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Loews Corp	4.125%	05/15/43	$197,773
700,000	Manulife Financial Corp	4.150	03/04/26	737,026
1,300,000	Manulife Financial Corp	4.061	02/24/32	1,264,790
200,000	Manulife Financial Corp	5.375	03/04/46	236,362
150,000	Markel Corp	4.900	07/01/22	158,331
600,000	Markel Corp	3.500	11/01/27	571,731
150,000	Markel Corp	5.000	04/05/46	149,778
100,000	Markel Corp	4.300	11/01/47	90,170
100,000	Marsh & McLennan Cos, Inc	3.500	12/29/20	101,332
500,000	Marsh & McLennan Cos, Inc	3.875	03/15/24	519,016
2,300,000	Marsh & McLennan Cos, Inc	3.500	03/10/25	2,361,125
1,300,000	Marsh & McLennan Cos, Inc	4.375	03/15/29	1,377,310
250,000	Marsh & McLennan Cos, Inc	4.750	03/15/39	270,959
100,000	Marsh & McLennan Cos, Inc	4.350	01/30/47	101,543
300,000	Marsh & McLennan Cos, Inc	4.200	03/01/48	298,178
500,000	Marsh & McLennan Cos, Inc	4.900	03/15/49	549,660
200,000	Mercury General Corp	4.400	03/15/27	198,904
450,000	MetLife, Inc	4.750	02/08/21	466,358
700,000	MetLife, Inc	3.048	12/15/22	707,958
325,000	MetLife, Inc	4.368	09/15/23	346,986
500,000	MetLife, Inc	3.600	04/10/24	516,875
700,000	MetLife, Inc	3.600	11/13/25	722,627
550,000	MetLife, Inc	6.375	06/15/34	714,046
405,000	MetLife, Inc	5.700	06/15/35	487,278
130,000	MetLife, Inc	5.875	02/06/41	162,000
450,000	MetLife, Inc	4.125	08/13/42	454,798
600,000	MetLife, Inc	4.875	11/13/43	669,598
500,000	MetLife, Inc	4.721	12/15/44	546,648
800,000	MetLife, Inc	4.050	03/01/45	800,644
450,000	MetLife, Inc	4.600	05/13/46	488,892
200,000	Montpelier Re Holdings Ltd	4.700	10/15/22	205,433
20,000	Nationwide Financial Services	6.750	05/15/37	20,600
200,000	Old Republic International Corp	4.875	10/01/24	211,052
100,000	Old Republic International Corp	3.875	08/26/26	98,704
100,000	PartnerRe Ltd	5.500	06/01/20	102,618
100,000	Primerica, Inc	4.750	07/15/22	105,279
100,000	Principal Financial Group, Inc	3.300	09/15/22	100,745
150,000	Principal Financial Group, Inc	3.125	05/15/23	150,591
200,000	Principal Financial Group, Inc	3.400	05/15/25	201,008
100,000	Principal Financial Group, Inc	3.100	11/15/26	97,471
100,000	Principal Financial Group, Inc	4.625	09/15/42	103,544
200,000	Principal Financial Group, Inc	4.350	05/15/43	203,996
300,000	Principal Financial Group, Inc	4.300	11/15/46	298,131
200,000	Principal Financial Group, Inc	4.700	05/15/55	196,440
650,000	Progressive Corp	2.450	01/15/27	618,247
250,000	Progressive Corp	4.000	03/01/29	267,229
120,000	Progressive Corp	6.250	12/01/32	152,545
300,000	Progressive Corp	4.350	04/25/44	318,547
300,000	Progressive Corp	3.700	01/26/45	292,246
200,000	Progressive Corp	4.125	04/15/47	208,335
750,000	Progressive Corp	4.200	03/15/48	785,746
891,000	Prudential Financial, Inc	4.500	11/16/21	929,931
89

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$300,000	Prudential Financial, Inc	3.878%	03/27/28	$315,499
600,000	Prudential Financial, Inc	5.200	03/15/44	606,495
1,300,000	Prudential Financial, Inc	4.600	05/15/44	1,382,399
200,000	Prudential Financial, Inc	5.375	05/15/45	202,266
2,300,000	Prudential Financial, Inc	4.500	09/15/47	2,170,625
300,000	Prudential Financial, Inc	4.418	03/27/48	312,379
500,000	Prudential Financial, Inc	5.700	09/15/48	506,025
799,000	Prudential Financial, Inc	3.935	12/07/49	772,647
450,000	Prudential Financial, Inc	4.350	02/25/50	465,867
100,000	Reinsurance Group of America, Inc	5.000	06/01/21	104,085
250,000	Reinsurance Group of America, Inc	4.700	09/15/23	267,420
200,000	RenaissanceRe Finance, Inc	3.700	04/01/25	202,053
200,000	RenaissanceRe Finance, Inc	3.450	07/01/27	197,604
300,000	RenaissanceRe Holdings Ltd	3.600	04/15/29	295,203
250,000	Torchmark Corp	3.800	09/15/22	254,683
20,000	Transatlantic Holdings, Inc	8.000	11/30/39	27,783
600,000	Travelers Cos, Inc	5.350	11/01/40	732,570
200,000	Travelers Cos, Inc	4.600	08/01/43	222,446
250,000	Travelers Cos, Inc	4.300	08/25/45	265,631
400,000	Travelers Cos, Inc	3.750	05/15/46	392,327
1,100,000	Travelers Cos, Inc	4.000	05/30/47	1,124,547
500,000	Travelers Cos, Inc	4.050	03/07/48	514,111
500,000	Travelers Cos, Inc	4.100	03/04/49	518,752
100,000	Travelers Property Casualty Corp	6.375	03/15/33	129,810
110,000	Unum Group	5.625	09/15/20	114,046
200,000	Unum Group	3.000	05/15/21	199,969
200,000	Unum Group	4.000	03/15/24	202,942
100,000	Unum Group	5.750	08/15/42	106,948
200,000	Verisk Analytics, Inc	5.800	05/01/21	211,319
500,000	Verisk Analytics, Inc	4.000	06/15/25	521,880
100,000	Verisk Analytics, Inc	4.125	03/15/29	102,630
300,000	Verisk Analytics, Inc	5.500	06/15/45	334,813
200,000	Voya Financial, Inc	3.125	07/15/24	197,170
200,000	Voya Financial, Inc	3.650	06/15/26	198,690
200,000	Voya Financial, Inc	4.800	06/15/46	207,495
150,000	WellPoint, Inc	3.700	08/15/21	152,775
800,000	WellPoint, Inc	3.125	05/15/22	806,866
200,000	WellPoint, Inc	3.300	01/15/23	202,421
1,000,000	WellPoint, Inc	4.625	05/15/42	1,033,823
500,000	WellPoint, Inc	5.100	01/15/44	547,063
300,000	WellPoint, Inc	4.650	08/15/44	312,618
200,000	Willis Group Holdings plc	5.750	03/15/21	209,447
275,000	Willis North America, Inc	3.600	05/15/24	276,900
500,000	Willis North America, Inc	4.500	09/15/28	520,312
300,000	Willis North America, Inc	5.050	09/15/48	312,736
165,000	WR Berkley Corp	5.375	09/15/20	169,709
250,000	WR Berkley Corp	4.625	03/15/22	261,192
200,000	WR Berkley Corp	4.750	08/01/44	207,779
455,000	XLIT Ltd	4.450	03/31/25	473,985
200,000	XLIT Ltd	5.250	12/15/43	227,172
	TOTAL INSURANCE			91,685,814
90

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
MATERIALS - 0.8%
$500,000		3M Co	3.000%	09/14/21	$505,904
300,000		3M Co	2.750	03/01/22	302,547
300,000		3M Co	2.250	03/15/23	296,246
600,000		3M Co	3.250	02/14/24	618,522
1,200,000		3M Co	3.000	08/07/25	1,221,401
300,000		3M Co	2.875	10/15/27	298,165
500,000		3M Co	3.625	09/14/28	523,230
500,000		3M Co	3.375	03/01/29	513,517
200,000		3M Co	3.125	09/19/46	180,958
300,000		3M Co	3.625	10/15/47	295,703
600,000		3M Co	4.000	09/14/48	629,435
150,000		Air Products & Chemicals, Inc	3.000	11/03/21	151,477
150,000		Air Products & Chemicals, Inc	2.750	02/03/23	149,299
300,000		Air Products & Chemicals, Inc	3.350	07/31/24	308,904
200,000		Airgas, Inc	3.650	07/15/24	206,392
200,000		Albemarle Corp	4.150	12/01/24	206,664
2,000,000		ArcelorMittal	6.125	06/01/25	2,218,140
500,000		ArcelorMittal	4.550	03/11/26	511,347
300,000		Avery Dennison Corp	4.875	12/06/28	321,426
2,250,000		Barrick Gold Corp	5.250	04/01/42	2,433,105
100,000		Bemis Co, Inc	3.100	09/15/26	94,665
2,000,000		BHP Billiton Finance USA Ltd	2.875	02/24/22	2,020,303
500,000		BHP Billiton Finance USA Ltd	4.125	02/24/42	525,544
1,000,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	1,177,094
600,000		Braskem Finance Ltd	6.450	02/03/24	652,926
200,000		Cabot Corp	3.700	07/15/22	202,731
400,000		Celulosa Arauco y Constitucion S.A.	4.500	08/01/24	412,560
375,000		Celulosa Arauco y Constitucion S.A.	3.875	11/02/27	360,754
200,000		Celulosa Arauco y Constitucion S.A.	5.500	11/02/47	197,750
100,000		Church & Dwight Co, Inc	2.450	08/01/22	98,467
250,000		Church & Dwight Co, Inc	2.875	10/01/22	250,408
100,000		Church & Dwight Co, Inc	3.150	08/01/27	97,068
100,000		Church & Dwight Co, Inc	3.950	08/01/47	96,700
200,000		Domtar Corp	4.400	04/01/22	204,369
929,000		Dow Chemical Co	4.250	11/15/20	946,755
1,500,000		Dow Chemical Co	4.125	11/15/21	1,543,712
1,400,000		Dow Chemical Co	3.500	10/01/24	1,414,903
200,000	g	Dow Chemical Co	4.550	11/30/25	211,177
300,000	g	Dow Chemical Co	4.800	11/30/28	322,854
1,400,000		Dow Chemical Co	4.250	10/01/34	1,371,241
875,000		Dow Chemical Co	4.375	11/15/42	836,341
400,000		Dow Chemical Co	4.625	10/01/44	392,963
300,000	g	Dow Chemical Co	5.550	11/30/48	337,353
500,000		DowDuPont, Inc	3.766	11/15/20	508,693
1,250,000		DowDuPont, Inc	4.205	11/15/23	1,307,684
1,250,000		DowDuPont, Inc	4.493	11/15/25	1,332,537
1,500,000		DowDuPont, Inc	4.725	11/15/28	1,619,998
1,500,000		DowDuPont, Inc	5.419	11/15/48	1,703,219
100,000		Eastman Chemical Co	3.500	12/01/21	101,526
122,000		Eastman Chemical Co	3.600	08/15/22	124,345
727,000		Eastman Chemical Co	3.800	03/15/25	743,756
200,000		Eastman Chemical Co	4.500	12/01/28	207,451
91

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$150,000	Eastman Chemical Co	4.800%	09/01/42	$148,622
300,000	Eastman Chemical Co	4.650	10/15/44	293,577
300,000	EI du Pont de Nemours & Co	2.200	05/01/20	298,932
500,000	Fibria Overseas Finance Ltd	4.000	01/14/25	491,875
500,000	Fibria Overseas Finance Ltd	5.500	01/17/27	522,380
100,000	FMC Corp	3.950	02/01/22	102,112
200,000	FMC Corp	4.100	02/01/24	204,023
300,000	Georgia-Pacific LLC	8.000	01/15/24	366,949
250,000	Georgia-Pacific LLC	7.750	11/15/29	339,995
250,000	Goldcorp, Inc	3.700	03/15/23	254,157
300,000	Goldcorp, Inc	5.450	06/09/44	329,939
100,000	Hexcel Corp	3.950	02/15/27	100,132
100,000	Hubbell, Inc	3.625	11/15/22	101,253
200,000	Hubbell, Inc	3.350	03/01/26	195,359
500,000	Hubbell, Inc	3.150	08/15/27	469,995
200,000	Hubbell, Inc	3.500	02/15/28	193,134
500,000	Huntsman International LLC	4.500	05/01/29	498,334
100,000	International Flavors & Fragrances, Inc	3.400	09/25/20	100,613
300,000	International Flavors & Fragrances, Inc	3.200	05/01/23	299,013
100,000	International Flavors & Fragrances, Inc	4.450	09/26/28	105,105
200,000	International Flavors & Fragrances, Inc	4.375	06/01/47	190,129
175,000	International Flavors & Fragrances, Inc	5.000	09/26/48	184,048
1,000,000	International Paper Co	3.650	06/15/24	1,028,551
1,700,000	International Paper Co	3.000	02/15/27	1,637,894
450,000	International Paper Co	6.000	11/15/41	503,526
300,000	International Paper Co	4.800	06/15/44	297,324
1,500,000	International Paper Co	4.350	08/15/48	1,402,718
1,000,000	Kinross Gold Corp	4.500	07/15/27	950,000
150,000	Lubrizol Corp	6.500	10/01/34	197,636
300,000	LYB International Finance BV	4.000	07/15/23	307,160
1,000,000	LYB International Finance BV	3.500	03/02/27	962,426
300,000	LYB International Finance BV	5.250	07/15/43	308,717
300,000	LYB International Finance BV	4.875	03/15/44	294,768
300,000	LyondellBasell Industries NV	6.000	11/15/21	320,918
1,300,000	LyondellBasell Industries NV	5.750	04/15/24	1,418,984
125,000	LyondellBasell Industries NV	4.625	02/26/55	113,108
200,000	Martin Marietta Materials, Inc	4.250	07/02/24	207,481
200,000	Martin Marietta Materials, Inc	3.450	06/01/27	191,689
125,000	Martin Marietta Materials, Inc	3.500	12/15/27	120,554
300,000	Martin Marietta Materials, Inc	4.250	12/15/47	263,992
150,000	Methanex Corp	4.250	12/01/24	149,827
100,000	Methanex Corp	5.650	12/01/44	95,527
100,000	NewMarket Corp	4.100	12/15/22	102,904
1,300,000	Newmont Mining Corp	3.500	03/15/22	1,318,354
298,000	Newmont Mining Corp	5.875	04/01/35	341,929
135,000	Newmont Mining Corp	6.250	10/01/39	163,404
800,000	Newmont Mining Corp	4.875	03/15/42	839,316
800,000	Nucor Corp	4.125	09/15/22	836,151
300,000	Nucor Corp	3.950	05/01/28	311,282
300,000	Nucor Corp	5.200	08/01/43	342,028
600,000	Nucor Corp	4.400	05/01/48	614,926
650,000	Nutrien Ltd	4.875	03/30/20	662,824
150,000	Nutrien Ltd	3.150	10/01/22	149,836
92

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$200,000		Nutrien Ltd	3.500%	06/01/23	$201,729
400,000		Nutrien Ltd	3.625	03/15/24	405,950
250,000		Nutrien Ltd	3.375	03/15/25	246,705
200,000		Nutrien Ltd	3.000	04/01/25	193,714
700,000		Nutrien Ltd	4.000	12/15/26	708,954
350,000	h	Nutrien Ltd	4.200	04/01/29	359,902
200,000		Nutrien Ltd	4.125	03/15/35	189,006
200,000		Nutrien Ltd	5.625	12/01/40	219,296
100,000		Nutrien Ltd	6.125	01/15/41	115,311
200,000		Nutrien Ltd	4.900	06/01/43	204,798
725,000		Nutrien Ltd	5.250	01/15/45	768,373
500,000	h	Nutrien Ltd	5.000	04/01/49	519,622
200,000		Owens Corning	4.200	12/15/22	205,340
500,000		Owens Corning	4.200	12/01/24	505,500
300,000		Owens Corning	3.400	08/15/26	282,966
250,000		Owens Corning	4.300	07/15/47	202,641
350,000		Owens Corning	4.400	01/30/48	288,467
300,000		Packaging Corp of America	2.450	12/15/20	297,983
150,000		Packaging Corp of America	3.900	06/15/22	154,058
250,000		Packaging Corp of America	4.500	11/01/23	264,306
100,000		Packaging Corp of America	3.650	09/15/24	100,605
150,000		Packaging Corp of America	3.400	12/15/27	146,087
300,000		PPG Industries, Inc	3.600	11/15/20	304,264
300,000		PPG Industries, Inc	3.200	03/15/23	303,998
300,000		PPG Industries, Inc	3.750	03/15/28	306,422
1,200,000		Praxair, Inc	2.250	09/24/20	1,194,204
250,000		Praxair, Inc	2.200	08/15/22	247,213
300,000		Praxair, Inc	2.650	02/05/25	298,030
100,000		Praxair, Inc	3.200	01/30/26	101,770
625,000		Praxair, Inc	3.550	11/07/42	607,308
3,250,000		Rio Tinto Finance USA Ltd	3.750	06/15/25	3,412,029
900,000		Rio Tinto Finance USA plc	4.125	08/21/42	941,751
300,000		RPM International, Inc	3.450	11/15/22	300,255
100,000		RPM International, Inc	3.750	03/15/27	97,550
300,000		RPM International, Inc	4.550	03/01/29	304,652
100,000		RPM International, Inc	5.250	06/01/45	100,703
200,000		RPM International, Inc	4.250	01/15/48	172,000
500,000		SASOL Financing USA LLC	5.875	03/27/24	530,523
550,000		SASOL Financing USA LLC	6.500	09/27/28	600,711
500,000		Sherwin-Williams Co	2.250	05/15/20	497,076
150,000		Sherwin-Williams Co	4.200	01/15/22	154,486
350,000		Sherwin-Williams Co	2.750	06/01/22	347,994
1,500,000		Sherwin-Williams Co	3.125	06/01/24	1,491,424
200,000		Sherwin-Williams Co	3.450	08/01/25	200,187
200,000		Sherwin-Williams Co	3.950	01/15/26	201,693
275,000		Sherwin-Williams Co	3.450	06/01/27	270,409
200,000		Sherwin-Williams Co	4.000	12/15/42	180,812
750,000		Sherwin-Williams Co	4.500	06/01/47	740,378
150,000		Sonoco Products Co	5.750	11/01/40	168,126
200,000		Southern Copper Corp	5.375	04/16/20	205,249
300,000		Southern Copper Corp	3.875	04/23/25	303,676
100,000		Southern Copper Corp	7.500	07/27/35	125,720
93

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$680,000	Southern Copper Corp	6.750%	04/16/40	$816,424
1,500,000	Southern Copper Corp	5.875	04/23/45	1,688,704
1,000,000	Teck Resources Ltd	6.250	07/15/41	1,068,204
750,000	Vulcan Materials Co	4.500	04/01/25	774,480
100,000	Vulcan Materials Co	3.900	04/01/27	99,484
100,000	Vulcan Materials Co	4.500	06/15/47	90,655
200,000	Vulcan Materials Co	4.700	03/01/48	185,157
500,000	Westlake Chemical Corp	3.600	08/15/26	484,074
500,000	Westlake Chemical Corp	5.000	08/15/46	487,218
200,000	Westlake Chemical Corp	4.375	11/15/47	177,481
500,000	WestRock RKT LLC	4.900	03/01/22	522,637
500,000	WestRock RKT LLC	4.000	03/01/23	509,958
250,000	WRKCo, Inc	3.000	09/15/24	244,456
425,000	WRKCo, Inc	3.750	03/15/25	429,063
300,000	WRKCo, Inc	4.650	03/15/26	318,455
300,000	WRKCo, Inc	3.375	09/15/27	289,766
325,000	WRKCo, Inc	4.000	03/15/28	329,069
500,000	WRKCo, Inc	4.900	03/15/29	542,612
200,000	Yamana Gold, Inc	4.950	07/15/24	205,574
200,000	Yamana Gold, Inc	4.625	12/15/27	195,835
	TOTAL MATERIALS			86,306,891

MEDIA & ENTERTAINMENT - 1.0%
445,000	CBS Corp	4.300	02/15/21	454,472
200,000	CBS Corp	2.500	02/15/23	195,256
500,000	CBS Corp	2.900	06/01/23	494,113
200,000	CBS Corp	3.700	08/15/24	203,373
300,000	CBS Corp	3.500	01/15/25	298,867
125,000	CBS Corp	4.000	01/15/26	127,080
650,000	CBS Corp	2.900	01/15/27	607,505
200,000	CBS Corp	3.375	02/15/28	190,693
1,300,000	CBS Corp	3.700	06/01/28	1,266,640
500,000	CBS Corp	4.200	06/01/29	503,412
200,000	CBS Corp	4.850	07/01/42	199,276
200,000	CBS Corp	4.900	08/15/44	197,255
500,000	CBS Corp	4.600	01/15/45	477,748
675,000	Charter Communications Operating LLC	3.579	07/23/20	679,975
610,000	Charter Communications Operating LLC	4.464	07/23/22	631,315
2,850,000	Charter Communications Operating LLC	4.908	07/23/25	3,005,335
700,000	Charter Communications Operating LLC	3.750	02/15/28	676,393
2,500,000	Charter Communications Operating LLC	4.200	03/15/28	2,482,933
1,000,000	Charter Communications Operating LLC	5.050	03/30/29	1,053,995
500,000	Charter Communications Operating LLC	6.384	10/23/35	558,481
1,500,000	Charter Communications Operating LLC	5.375	04/01/38	1,510,163
1,000,000	Charter Communications Operating LLC	6.484	10/23/45	1,122,009
1,000,000	Charter Communications Operating LLC	5.375	05/01/47	996,270
1,100,000	Charter Communications Operating LLC	5.750	04/01/48	1,151,536
1,000,000	Comcast Corp	5.150	03/01/20	1,021,932
1,000,000	Comcast Corp	3.300	10/01/20	1,009,541
650,000	Comcast Corp	3.450	10/01/21	662,951
1,350,000	Comcast Corp	3.125	07/15/22	1,368,852
800,000	Comcast Corp	2.850	01/15/23	802,617
600,000	Comcast Corp	2.750	03/01/23	599,245
94

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$500,000		Comcast Corp	3.000%	02/01/24	$501,750
1,500,000		Comcast Corp	3.700	04/15/24	1,549,872
600,000		Comcast Corp	3.375	02/15/25	611,524
1,000,000		Comcast Corp	3.950	10/15/25	1,046,262
1,600,000		Comcast Corp	3.150	03/01/26	1,593,110
750,000		Comcast Corp	2.350	01/15/27	701,081
1,250,000		Comcast Corp	3.300	02/01/27	1,246,565
750,000		Comcast Corp	3.150	02/15/28	734,904
3,000,000		Comcast Corp	3.550	05/01/28	3,028,987
2,000,000		Comcast Corp	4.150	10/15/28	2,108,587
3,000,000		Comcast Corp	4.250	10/15/30	3,190,696
1,625,000		Comcast Corp	4.250	01/15/33	1,719,479
350,000		Comcast Corp	4.400	08/15/35	365,953
3,250,000		Comcast Corp	3.200	07/15/36	2,955,143
3,000,000		Comcast Corp	3.900	03/01/38	2,952,477
1,000,000		Comcast Corp	4.600	10/15/38	1,072,130
900,000		Comcast Corp	4.600	08/15/45	961,047
1,000,000		Comcast Corp	3.400	07/15/46	887,553
506,000		Comcast Corp	3.969	11/01/47	489,145
1,500,000		Comcast Corp	4.000	03/01/48	1,473,076
2,000,000		Comcast Corp	4.700	10/15/48	2,178,208
1,207,000		Comcast Corp	3.999	11/01/49	1,176,723
1,000,000		Comcast Corp	4.950	10/15/58	1,105,069
200,000	g	Discovery Communications LLC	2.800	06/15/20	199,142
500,000		Discovery Communications LLC	3.300	05/15/22	502,385
200,000	g	Discovery Communications LLC	3.500	06/15/22	200,285
200,000		Discovery Communications LLC	2.950	03/20/23	198,194
900,000		Discovery Communications LLC	3.250	04/01/23	896,302
300,000		Discovery Communications LLC	3.800	03/13/24	302,591
200,000	g	Discovery Communications LLC	3.900	11/15/24	203,460
350,000		Discovery Communications LLC	3.450	03/15/25	342,208
200,000	g	Discovery Communications LLC	3.950	06/15/25	201,688
500,000		Discovery Communications LLC	4.900	03/11/26	527,968
1,950,000		Discovery Communications LLC	3.950	03/20/28	1,896,363
100,000		Discovery Communications LLC	6.350	06/01/40	109,897
100,000		Discovery Communications LLC	4.950	05/15/42	92,863
125,000		Discovery Communications LLC	4.875	04/01/43	115,619
1,250,000		Discovery Communications LLC	5.200	09/20/47	1,217,151
150,000	g	Fox Corp	3.666	01/25/22	152,997
300,000	g	Fox Corp	4.030	01/25/24	311,304
1,000,000	g	Fox Corp	4.709	01/25/29	1,070,642
750,000	g	Fox Corp	5.476	01/25/39	831,876
500,000	g	Fox Corp	5.576	01/25/49	565,826
550,000		Grupo Televisa SAB	6.625	03/18/25	618,637
200,000		Grupo Televisa SAB	4.625	01/30/26	205,860
600,000		Grupo Televisa SAB	5.000	05/13/45	588,014
700,000		Grupo Televisa SAB	6.125	01/31/46	793,521
150,000		Interpublic Group of Cos, Inc	3.500	10/01/20	151,311
150,000		Interpublic Group of Cos, Inc	3.750	10/01/21	152,637
100,000		Interpublic Group of Cos, Inc	4.000	03/15/22	102,072
200,000		Interpublic Group of Cos, Inc	4.200	04/15/24	205,827
125,000		Interpublic Group of Cos, Inc	4.650	10/01/28	130,254
95

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$300,000		Interpublic Group of Cos, Inc	5.400%	10/01/48	$305,031
1,585,000		NBC Universal Media LLC	5.150	04/30/20	1,624,924
1,200,000		NBC Universal Media LLC	4.450	01/15/43	1,245,031
500,000		Omnicom Group, Inc	4.450	08/15/20	510,773
700,000		Omnicom Group, Inc	3.625	05/01/22	712,761
200,000		Omnicom Group, Inc	3.650	11/01/24	202,054
825,000		Omnicom Group, Inc	3.600	04/15/26	818,895
329,000		Reed Elsevier Capital, Inc	3.125	10/15/22	331,642
1,800,000		Time Warner Cable, Inc	4.000	09/01/21	1,829,730
500,000		Time Warner Cable, Inc	6.550	05/01/37	553,089
175,000		Time Warner Cable, Inc	6.750	06/15/39	195,433
690,000		Time Warner Cable, Inc	5.875	11/15/40	717,936
300,000		Time Warner Cable, Inc	5.500	09/01/41	296,942
2,700,000		Time Warner Cable, Inc	4.500	09/15/42	2,368,628
1,400,000		Time Warner, Inc	3.400	06/15/22	1,419,223
650,000		Time Warner, Inc	4.050	12/15/23	676,625
500,000		Time Warner, Inc	3.550	06/01/24	504,879
500,000		Time Warner, Inc	3.875	01/15/26	502,064
500,000		Time Warner, Inc	2.950	07/15/26	473,607
1,850,000		Time Warner, Inc	3.800	02/15/27	1,840,516
900,000		Time Warner, Inc	4.900	06/15/42	902,586
200,000		Time Warner, Inc	5.350	12/15/43	210,474
300,000		Time Warner, Inc	4.650	06/01/44	290,033
1,100,000		Time Warner, Inc	4.850	07/15/45	1,108,938
200,000		Toledo Hospital	5.325	11/15/28	211,276
200,000		Toledo Hospital	5.750	11/15/38	220,200
200,000		Toledo Hospital	6.015	11/15/48	223,377
2,248,000		Viacom, Inc	3.875	04/01/24	2,290,141
2,004,000		Viacom, Inc	4.375	03/15/43	1,798,190
1,400,000		Walt Disney Co	1.950	03/04/20	1,390,599
250,000		Walt Disney Co	1.800	06/05/20	247,691
200,000		Walt Disney Co	2.150	09/17/20	198,908
300,000		Walt Disney Co	2.300	02/12/21	298,653
850,000		Walt Disney Co	2.550	02/15/22	849,987
100,000		Walt Disney Co	2.450	03/04/22	99,748
1,250,000	g	Walt Disney Co	3.000	09/15/22	1,262,691
700,000		Walt Disney Co	3.150	09/17/25	714,465
700,000	g	Walt Disney Co	3.700	10/15/25	726,602
300,000		Walt Disney Co	3.000	02/13/26	301,462
300,000		Walt Disney Co	1.850	07/30/26	278,053
4,100,000	g	Walt Disney Co	3.375	11/15/26	4,188,131
1,350,000		Walt Disney Co	2.950	06/15/27	1,338,063
1,325,000	g	Walt Disney Co	6.200	12/15/34	1,731,481
1,000,000	g	Walt Disney Co	6.150	02/15/41	1,336,727
100,000		Walt Disney Co	4.375	08/16/41	108,473
200,000		Walt Disney Co	3.700	12/01/42	199,104
225,000	g	Walt Disney Co	5.400	10/01/43	278,839
800,000		Walt Disney Co	4.125	06/01/44	853,016
500,000	g	Walt Disney Co	4.750	09/15/44	574,132
300,000	g	Walt Disney Co	4.950	10/15/45	357,561
100,000		Walt Disney Co	3.000	07/30/46	88,147
200,000	g	Walt Disney Co	4.750	11/15/46	232,780
261,000		WPP Finance 2010	4.750	11/21/21	269,787
96

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$300,000	WPP Finance 2010	3.625%	09/07/22	$301,856
700,000	WPP Finance 2010	3.750	09/19/24	690,732
200,000	WPP Finance 2010	5.625	11/15/43	198,049
	TOTAL MEDIA & ENTERTAINMENT			114,586,203

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.4%
2,300,000	Abbott Laboratories	2.900	11/30/21	2,310,100
1,558,000	Abbott Laboratories	3.750	11/30/26	1,618,814
2,300,000	Abbott Laboratories	4.750	11/30/36	2,588,678
1,500,000	Abbott Laboratories	4.900	11/30/46	1,734,346
850,000	AbbVie, Inc	2.500	05/14/20	847,444
350,000	AbbVie, Inc	2.300	05/14/21	345,686
1,000,000	AbbVie, Inc	3.375	11/14/21	1,011,246
2,000,000	AbbVie, Inc	3.200	11/06/22	2,018,090
500,000	AbbVie, Inc	2.850	05/14/23	494,641
1,500,000	AbbVie, Inc	3.750	11/14/23	1,540,554
1,000,000	AbbVie, Inc	3.600	05/14/25	1,002,871
3,725,000	AbbVie, Inc	3.200	05/14/26	3,624,463
300,000	AbbVie, Inc	4.250	11/14/28	306,701
1,500,000	AbbVie, Inc	4.500	05/14/35	1,471,525
500,000	AbbVie, Inc	4.300	05/14/36	476,901
1,875,000	AbbVie, Inc	4.400	11/06/42	1,742,910
600,000	AbbVie, Inc	4.700	05/14/45	578,555
500,000	AbbVie, Inc	4.450	05/14/46	465,192
1,000,000	AbbVie, Inc	4.875	11/14/48	985,109
825,000	Actavis Funding SCS	3.000	03/12/20	824,507
3,500,000	Actavis Funding SCS	3.450	03/15/22	3,530,602
2,000,000	Actavis Funding SCS	3.800	03/15/25	2,026,814
2,000,000	Actavis Funding SCS	4.550	03/15/35	1,961,353
510,000	Actavis Funding SCS	4.750	03/15/45	509,370
75,000	Amgen, Inc	4.500	03/15/20	76,275
400,000	Amgen, Inc	2.125	05/01/20	398,508
300,000	Amgen, Inc	2.200	05/11/20	298,570
700,000	Amgen, Inc	4.100	06/15/21	720,464
1,000,000	Amgen, Inc	2.650	05/11/22	997,016
1,000,000	Amgen, Inc	3.625	05/15/22	1,024,685
2,300,000	Amgen, Inc	2.250	08/19/23	2,248,416
500,000	Amgen, Inc	3.625	05/22/24	514,550
400,000	Amgen, Inc	3.125	05/01/25	402,857
800,000	Amgen, Inc	2.600	08/19/26	757,393
500,000	Amgen, Inc	3.200	11/02/27	490,575
2,250,000	Amgen, Inc	4.400	05/01/45	2,218,701
1,928,000	Amgen, Inc	4.563	06/15/48	1,937,596
847,000	Amgen, Inc	4.663	06/15/51	853,959
1,100,000	AstraZeneca plc	2.375	11/16/20	1,093,706
500,000	AstraZeneca plc	2.375	06/12/22	492,735
300,000	AstraZeneca plc	3.500	08/17/23	306,147
800,000	AstraZeneca plc	3.125	06/12/27	783,620
1,500,000	AstraZeneca plc	4.000	01/17/29	1,576,522
900,000	AstraZeneca plc	6.450	09/15/37	1,144,929
450,000	AstraZeneca plc	4.000	09/18/42	444,938
97

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$350,000	AstraZeneca plc	4.375%	11/16/45	$362,093
750,000	AstraZeneca plc	4.375	08/17/48	779,760
149,000	Baxalta, Inc	4.000	06/23/25	152,927
149,000	Baxalta, Inc	5.250	06/23/45	163,540
1,000,000	Biogen, Inc	2.900	09/15/20	999,739
300,000	Biogen, Inc	3.625	09/15/22	304,821
500,000	Biogen, Inc	4.050	09/15/25	511,801
1,200,000	Biogen, Inc	5.200	09/15/45	1,273,234
200,000	Bristol-Myers Squibb Co	3.250	11/01/23	203,491
500,000	Bristol-Myers Squibb Co	3.250	02/27/27	497,815
650,000	Bristol-Myers Squibb Co	3.250	08/01/42	564,587
200,000	Bristol-Myers Squibb Co	4.500	03/01/44	208,273
425,000	Celgene Corp	2.875	08/15/20	425,338
200,000	Celgene Corp	3.950	10/15/20	203,502
500,000	Celgene Corp	2.875	02/19/21	499,488
300,000	Celgene Corp	3.250	08/15/22	303,172
1,750,000	Celgene Corp	3.550	08/15/22	1,787,566
300,000	Celgene Corp	2.750	02/15/23	297,242
1,500,000	Celgene Corp	3.250	02/20/23	1,513,683
225,000	Celgene Corp	3.450	11/15/27	222,818
1,000,000	Celgene Corp	3.900	02/20/28	1,021,857
300,000	Celgene Corp	5.250	08/15/43	321,618
2,000,000	Celgene Corp	5.000	08/15/45	2,102,485
500,000	Celgene Corp	4.350	11/15/47	488,057
1,000,000	Celgene Corp	4.550	02/20/48	1,018,256
175,000	Eli Lilly & Co	2.350	05/15/22	174,063
800,000	Eli Lilly & Co	2.750	06/01/25	801,226
800,000	Eli Lilly & Co	3.100	05/15/27	803,706
500,000	Eli Lilly & Co	3.375	03/15/29	513,559
500,000	Eli Lilly & Co	3.875	03/15/39	512,771
400,000	Eli Lilly & Co	3.700	03/01/45	398,822
250,000	Eli Lilly & Co	3.950	05/15/47	258,768
750,000	Eli Lilly & Co	3.950	03/15/49	769,124
750,000	Eli Lilly & Co	4.150	03/15/59	774,781
125,000	Gilead Sciences, Inc	2.350	02/01/20	124,581
1,200,000	Gilead Sciences, Inc	2.550	09/01/20	1,198,533
600,000	Gilead Sciences, Inc	4.500	04/01/21	620,227
1,150,000	Gilead Sciences, Inc	4.400	12/01/21	1,195,274
125,000	Gilead Sciences, Inc	1.950	03/01/22	122,534
500,000	Gilead Sciences, Inc	3.250	09/01/22	509,496
500,000	Gilead Sciences, Inc	2.500	09/01/23	494,843
425,000	Gilead Sciences, Inc	3.700	04/01/24	439,158
400,000	Gilead Sciences, Inc	3.500	02/01/25	408,216
1,750,000	Gilead Sciences, Inc	3.650	03/01/26	1,786,069
400,000	Gilead Sciences, Inc	2.950	03/01/27	389,287
300,000	Gilead Sciences, Inc	4.600	09/01/35	316,295
1,150,000	Gilead Sciences, Inc	4.000	09/01/36	1,130,317
100,000	Gilead Sciences, Inc	5.650	12/01/41	116,590
775,000	Gilead Sciences, Inc	4.800	04/01/44	815,426
675,000	Gilead Sciences, Inc	4.500	02/01/45	681,993
750,000	Gilead Sciences, Inc	4.750	03/01/46	786,467
1,750,000	Gilead Sciences, Inc	4.150	03/01/47	1,691,936
750,000	GlaxoSmithKline Capital plc	3.125	05/14/21	756,950
98

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$793,000	GlaxoSmithKline Capital plc	2.850%	05/08/22	$795,788
500,000	GlaxoSmithKline Capital plc	2.875	06/01/22	502,832
275,000	GlaxoSmithKline Capital plc	3.000	06/01/24	276,637
600,000	GlaxoSmithKline Capital plc	3.625	05/15/25	621,100
500,000	GlaxoSmithKline Capital plc	3.375	06/01/29	504,511
725,000	GlaxoSmithKline Capital, Inc	2.800	03/18/23	726,561
750,000	GlaxoSmithKline Capital, Inc	3.375	05/15/23	767,476
600,000	GlaxoSmithKline Capital, Inc	3.875	05/15/28	629,630
350,000	GlaxoSmithKline Capital, Inc	5.375	04/15/34	418,239
743,000	GlaxoSmithKline Capital, Inc	6.375	05/15/38	984,749
850,000	GlaxoSmithKline Capital, Inc	4.200	03/18/43	892,358
300,000	Johnson & Johnson	1.875	12/05/19	298,420
200,000	Johnson & Johnson	1.950	11/10/20	198,510
250,000	Johnson & Johnson	1.650	03/01/21	246,036
200,000	Johnson & Johnson	2.450	12/05/21	199,702
400,000	Johnson & Johnson	2.250	03/03/22	398,206
300,000	Johnson & Johnson	2.050	03/01/23	295,301
700,000	Johnson & Johnson	3.375	12/05/23	729,290
1,200,000	Johnson & Johnson	2.625	01/15/25	1,200,414
500,000	Johnson & Johnson	2.450	03/01/26	489,245
1,075,000	Johnson & Johnson	2.950	03/03/27	1,079,468
1,500,000	Johnson & Johnson	2.900	01/15/28	1,493,900
850,000	Johnson & Johnson	4.375	12/05/33	954,931
100,000	Johnson & Johnson	3.550	03/01/36	100,680
225,000	Johnson & Johnson	3.625	03/03/37	228,465
500,000	Johnson & Johnson	3.400	01/15/38	491,442
375,000	Johnson & Johnson	5.850	07/15/38	491,707
300,000	Johnson & Johnson	4.500	12/05/43	339,716
1,200,000	Johnson & Johnson	3.700	03/01/46	1,214,439
1,500,000	Johnson & Johnson	3.750	03/03/47	1,541,265
500,000	Johnson & Johnson	3.500	01/15/48	489,574
600,000	Life Technologies Corp	5.000	01/15/21	618,262
375,000	Merck & Co, Inc	1.850	02/10/20	372,575
2,200,000	Merck & Co, Inc	3.875	01/15/21	2,246,788
750,000	Merck & Co, Inc	2.350	02/10/22	748,984
200,000	Merck & Co, Inc	2.400	09/15/22	199,144
1,100,000	Merck & Co, Inc	2.800	05/18/23	1,111,646
300,000	Merck & Co, Inc	2.900	03/07/24	303,979
1,000,000	Merck & Co, Inc	2.750	02/10/25	1,002,015
300,000	Merck & Co, Inc	3.400	03/07/29	308,084
750,000	Merck & Co, Inc	3.900	03/07/39	773,295
100,000	Merck & Co, Inc	3.600	09/15/42	97,643
750,000	Merck & Co, Inc	4.150	05/18/43	799,061
1,350,000	Merck & Co, Inc	3.700	02/10/45	1,339,136
1,000,000	Merck & Co, Inc	4.000	03/07/49	1,038,120
100,000	Mylan NV	3.750	12/15/20	100,919
1,000,000	Mylan NV	3.150	06/15/21	997,822
2,250,000	Mylan NV	3.950	06/15/26	2,148,206
750,000	Mylan NV	5.250	06/15/46	676,003
300,000	Mylan, Inc	4.550	04/15/28	291,924
300,000	Mylan, Inc	5.200	04/15/48	271,715
1,200,000	Novartis Capital Corp	1.800	02/14/20	1,191,629
99

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$500,000		Novartis Capital Corp	2.400%	05/17/22	$498,339
300,000		Novartis Capital Corp	2.400	09/21/22	298,739
1,750,000		Novartis Capital Corp	3.400	05/06/24	1,815,014
500,000		Novartis Capital Corp	3.000	11/20/25	508,473
1,125,000		Novartis Capital Corp	3.100	05/17/27	1,137,376
400,000		Novartis Capital Corp	3.700	09/21/42	398,834
750,000		Novartis Capital Corp	4.400	05/06/44	831,014
500,000		Novartis Capital Corp	4.000	11/20/45	520,394
100,000		Perrigo Co plc	4.000	11/15/23	96,828
100,000		Perrigo Co plc	5.300	11/15/43	86,813
200,000		Perrigo Finance plc	3.900	12/15/24	194,090
221,000		Perrigo Finance plc	4.900	12/15/44	185,563
200,000		Perrigo Finance Unlimited Co	4.375	03/15/26	195,031
500,000		Pfizer, Inc	1.950	06/03/21	494,250
500,000		Pfizer, Inc	3.000	09/15/21	506,795
200,000		Pfizer, Inc	2.200	12/15/21	198,421
750,000		Pfizer, Inc	2.800	03/11/22	756,885
800,000		Pfizer, Inc	3.000	06/15/23	815,414
500,000		Pfizer, Inc	3.200	09/15/23	511,747
750,000		Pfizer, Inc	2.950	03/15/24	759,805
900,000		Pfizer, Inc	3.400	05/15/24	933,609
2,375,000		Pfizer, Inc	3.000	12/15/26	2,379,875
750,000		Pfizer, Inc	3.600	09/15/28	782,786
750,000		Pfizer, Inc	3.450	03/15/29	769,926
250,000		Pfizer, Inc	4.000	12/15/36	259,528
500,000		Pfizer, Inc	4.100	09/15/38	525,761
750,000		Pfizer, Inc	3.900	03/15/39	768,891
500,000		Pfizer, Inc	4.300	06/15/43	534,544
1,100,000		Pfizer, Inc	4.400	05/15/44	1,197,056
1,750,000		Pfizer, Inc	4.125	12/15/46	1,848,086
1,000,000		Pfizer, Inc	4.200	09/15/48	1,072,790
750,000		Pfizer, Inc	4.000	03/15/49	773,821
1,750,000		Sanofi	3.375	06/19/23	1,797,934
500,000		Sanofi	3.625	06/19/28	518,702
325,000	g	Takeda Pharmaceutical Co Ltd	3.800	11/26/20	329,839
250,000	g	Takeda Pharmaceutical Co Ltd	4.000	11/26/21	256,411
600,000	g	Takeda Pharmaceutical Co Ltd	4.400	11/26/23	630,809
1,500,000	g	Takeda Pharmaceutical Co Ltd	5.000	11/26/28	1,627,605
1,000,000		Wyeth LLC	6.450	02/01/24	1,166,168
100,000		Zoetis, Inc	3.450	11/13/20	100,923
500,000		Zoetis, Inc	3.250	08/20/21	503,221
650,000		Zoetis, Inc	3.250	02/01/23	657,222
100,000		Zoetis, Inc	4.500	11/13/25	106,224
200,000		Zoetis, Inc	3.000	09/12/27	192,363
500,000		Zoetis, Inc	3.900	08/20/28	513,380
600,000		Zoetis, Inc	4.700	02/01/43	638,302
250,000		Zoetis, Inc	3.950	09/12/47	237,338
200,000		Zoetis, Inc	4.450	08/20/48	207,634
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			155,994,924

REAL ESTATE - 0.8%
150,000		Alexandria Real Estate Equities, Inc	4.600	04/01/22	156,700
100,000		Alexandria Real Estate Equities, Inc	3.900	06/15/23	103,260
100

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$250,000	Alexandria Real Estate Equities, Inc	4.000%	01/15/24	$258,691
100,000	Alexandria Real Estate Equities, Inc	3.450	04/30/25	99,607
200,000	Alexandria Real Estate Equities, Inc	4.300	01/15/26	207,469
500,000	Alexandria Real Estate Equities, Inc	3.800	04/15/26	506,680
625,000	Alexandria Real Estate Equities, Inc	3.950	01/15/28	629,395
200,000	Alexandria Real Estate Equities, Inc	4.500	07/30/29	210,793
100,000	Alexandria Real Estate Equities, Inc	4.700	07/01/30	107,070
500,000	Alexandria Real Estate Equities, Inc	4.850	04/15/49	522,224
100,000	American Campus Communities Operating Partnership LP	3.750	04/15/23	101,391
300,000	American Campus Communities Operating Partnership LP	4.125	07/01/24	306,813
200,000	American Campus Communities Operating Partnership LP	3.625	11/15/27	195,663
500,000	American Homes 4 Rent LP	4.900	02/15/29	517,753
1,150,000	American Tower Corp	3.300	02/15/21	1,160,890
200,000	American Tower Corp	3.450	09/15/21	202,242
500,000	American Tower Corp	2.250	01/15/22	492,516
200,000	American Tower Corp	4.700	03/15/22	209,306
250,000	American Tower Corp	3.500	01/31/23	253,783
2,000,000	American Tower Corp	3.000	06/15/23	1,994,104
350,000	American Tower Corp	3.375	05/15/24	351,807
300,000	American Tower Corp	4.000	06/01/25	308,853
200,000	American Tower Corp	4.400	02/15/26	208,876
200,000	American Tower Corp	3.375	10/15/26	195,083
500,000	American Tower Corp	3.125	01/15/27	479,586
500,000	American Tower Corp	3.600	01/15/28	493,235
350,000	American Tower Corp	3.950	03/15/29	351,930
200,000	AvalonBay Communities, Inc	3.625	10/01/20	202,348
225,000	AvalonBay Communities, Inc	2.950	09/15/22	226,502
200,000	AvalonBay Communities, Inc	3.500	11/15/24	204,706
200,000	AvalonBay Communities, Inc	2.950	05/11/26	196,331
100,000	AvalonBay Communities, Inc	2.900	10/15/26	97,726
1,200,000	AvalonBay Communities, Inc	3.350	05/15/27	1,210,313
200,000	AvalonBay Communities, Inc	3.200	01/15/28	198,426
400,000	AvalonBay Communities, Inc	4.150	07/01/47	411,451
200,000	AvalonBay Communities, Inc	4.350	04/15/48	212,245
1,175,000	Boston Properties LP	4.125	05/15/21	1,203,586
425,000	Boston Properties LP	3.125	09/01/23	427,766
200,000	Boston Properties LP	3.800	02/01/24	205,527
1,300,000	Boston Properties LP	3.200	01/15/25	1,290,538
100,000	Boston Properties LP	3.650	02/01/26	100,510
400,000	Boston Properties LP	2.750	10/01/26	379,290
300,000	Boston Properties LP	4.500	12/01/28	319,505
100,000	Brandywine Operating Partnership LP	3.950	02/15/23	102,203
100,000	Brandywine Operating Partnership LP	3.950	11/15/27	99,542
150,000	Brixmor Operating Partnership LP	3.875	08/15/22	152,100
250,000	Brixmor Operating Partnership LP	3.250	09/15/23	247,450
800,000	Brixmor Operating Partnership LP	3.650	06/15/24	798,439
200,000	Brixmor Operating Partnership LP	3.850	02/01/25	199,182
100,000	Brixmor Operating Partnership LP	4.125	06/15/26	100,135
300,000	Brixmor Operating Partnership LP	3.900	03/15/27	294,911
101

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Camden Property Trust	2.950%	12/15/22	$200,195
100,000	Camden Property Trust	4.100	10/15/28	104,705
500,000	CBRE Services, Inc	4.875	03/01/26	526,203
975,000	CC Holdings GS V LLC	3.849	04/15/23	998,694
400,000	Columbia Property Trust Operating Partnership LP	3.650	08/15/26	384,143
200,000	Corporate Office Properties LP	3.700	06/15/21	199,601
350,000	Crown Castle International Corp	3.400	02/15/21	352,951
700,000	Crown Castle International Corp	2.250	09/01/21	690,064
1,250,000	Crown Castle International Corp	3.150	07/15/23	1,249,370
500,000	Crown Castle International Corp	3.200	09/01/24	496,466
750,000	Crown Castle International Corp	4.450	02/15/26	783,728
125,000	Crown Castle International Corp	3.700	06/15/26	124,704
100,000	Crown Castle International Corp	4.000	03/01/27	100,774
300,000	Crown Castle International Corp	3.650	09/01/27	295,258
500,000	Crown Castle International Corp	3.800	02/15/28	497,448
300,000	Crown Castle International Corp	4.300	02/15/29	309,446
200,000	Crown Castle International Corp	4.750	05/15/47	197,934
300,000	Crown Castle International Corp	5.200	02/15/49	316,260
100,000	CubeSmart LP	4.375	12/15/23	104,030
200,000	CubeSmart LP	3.125	09/01/26	190,194
100,000	CubeSmart LP	4.375	02/15/29	102,460
157,000	DDR Corp	4.625	07/15/22	161,908
150,000	DDR Corp	4.250	02/01/26	151,258
200,000	DDR Corp	4.700	06/01/27	206,597
200,000	Digital Realty Trust LP	3.400	10/01/20	201,443
700,000	Digital Realty Trust LP	3.950	07/01/22	718,476
300,000	Digital Realty Trust LP	3.625	10/01/22	304,290
800,000	Digital Realty Trust LP	2.750	02/01/23	783,645
200,000	Digital Realty Trust LP	4.750	10/01/25	212,202
125,000	Digital Realty Trust LP	3.700	08/15/27	123,875
300,000	Digital Realty Trust LP	4.450	07/15/28	313,630
200,000	Duke Realty LP	4.375	06/15/22	208,118
100,000	Duke Realty LP	3.875	10/15/22	102,728
100,000	Duke Realty LP	3.750	12/01/24	102,154
100,000	Duke Realty LP	3.250	06/30/26	98,618
500,000	Duke Realty LP	3.375	12/15/27	492,288
100,000	Duke Realty LP	4.000	09/15/28	103,426
100,000	EPR Properties	5.750	08/15/22	106,527
700,000	EPR Properties	4.750	12/15/26	719,424
200,000	EPR Properties	4.500	06/01/27	201,691
200,000	Equity One, Inc	3.750	11/15/22	203,681
700,000	ERP Operating LP	3.375	06/01/25	711,007
200,000	ERP Operating LP	2.850	11/01/26	194,891
1,150,000	ERP Operating LP	3.250	08/01/27	1,151,129
500,000	ERP Operating LP	3.500	03/01/28	508,403
200,000	ERP Operating LP	4.150	12/01/28	213,463
300,000	ERP Operating LP	4.500	07/01/44	324,035
100,000	ERP Operating LP	4.000	08/01/47	100,046
100,000	Essex Portfolio LP	3.625	08/15/22	101,759
100,000	Essex Portfolio LP	3.250	05/01/23	99,952
400,000	Essex Portfolio LP	3.500	04/01/25	401,210
100,000	Essex Portfolio LP	3.375	04/15/26	98,903
200,000	Essex Portfolio LP	3.625	05/01/27	199,771
102

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$400,000	Essex Portfolio LP	4.000%	03/01/29	$409,715
300,000	Essex Portfolio LP	4.500	03/15/48	306,493
200,000	Federal Realty Investment Trust	3.950	01/15/24	206,524
250,000	Federal Realty Investment Trust	3.250	07/15/27	246,794
200,000	Federal Realty Investment Trust	4.500	12/01/44	210,579
1,300,000	HCP, Inc	4.000	12/01/22	1,335,883
200,000	HCP, Inc	4.200	03/01/24	207,576
1,600,000	HCP, Inc	3.875	08/15/24	1,631,540
30,000	HCP, Inc	6.750	02/01/41	38,391
100,000	Healthcare Realty Trust, Inc	3.625	01/15/28	97,116
200,000	Healthcare Trust of America Holdings LP	2.950	07/01/22	197,977
100,000	Healthcare Trust of America Holdings LP	3.700	04/15/23	101,088
300,000	Healthcare Trust of America Holdings LP	3.500	08/01/26	291,052
100,000	Highwoods Realty LP	3.875	03/01/27	99,510
150,000	Highwoods Realty LP	4.125	03/15/28	151,880
250,000	Highwoods Realty LP	4.200	04/15/29	253,557
400,000	Hospitality Properties Trust	4.250	02/15/21	403,097
100,000	Hospitality Properties Trust	5.000	08/15/22	103,548
300,000	Hospitality Properties Trust	4.500	06/15/23	303,840
700,000	Hospitality Properties Trust	4.650	03/15/24	713,653
100,000	Hospitality Properties Trust	4.950	02/15/27	99,624
300,000	Hospitality Properties Trust	3.950	01/15/28	275,147
300,000	Hospitality Properties Trust	4.375	02/15/30	278,051
600,000	Host Hotels & Resorts LP	3.750	10/15/23	602,563
700,000	Host Hotels & Resorts LP	3.875	04/01/24	702,791
200,000	Host Hotels & Resorts LP	4.000	06/15/25	199,207
100,000	Host Hotels & Resorts LP	4.500	02/01/26	101,925
100,000	Hudson Pacific Properties LP	3.950	11/01/27	97,206
100,000	Hudson Pacific Properties LP	4.650	04/01/29	101,968
250,000	Kilroy Realty LP	3.800	01/15/23	254,122
125,000	Kilroy Realty LP	3.450	12/15/24	123,896
250,000	Kilroy Realty LP	4.750	12/15/28	266,152
200,000	Kilroy Realty LP	4.250	08/15/29	204,159
200,000	Kimco Realty Corp	3.200	05/01/21	200,627
100,000	Kimco Realty Corp	3.400	11/01/22	100,933
300,000	Kimco Realty Corp	3.125	06/01/23	297,479
200,000	Kimco Realty Corp	2.700	03/01/24	193,478
900,000	Kimco Realty Corp	3.300	02/01/25	892,296
200,000	Kimco Realty Corp	2.800	10/01/26	188,334
200,000	Kimco Realty Corp	3.800	04/01/27	201,037
200,000	Kimco Realty Corp	4.250	04/01/45	191,568
175,000	Kimco Realty Corp	4.125	12/01/46	164,235
100,000	Kimco Realty Corp	4.450	09/01/47	98,910
220,000	Liberty Property LP	4.750	10/01/20	224,759
150,000	Liberty Property LP	4.125	06/15/22	154,746
100,000	Liberty Property LP	3.375	06/15/23	100,748
700,000	Liberty Property LP	4.400	02/15/24	735,714
100,000	Liberty Property LP	3.250	10/01/26	97,149
100,000	Liberty Property LP	4.375	02/01/29	104,376
200,000	Life Storage LP	3.875	12/15/27	196,116
200,000	Mid-America Apartments LP	4.300	10/15/23	208,409
100,000	Mid-America Apartments LP	4.000	11/15/25	102,991
103

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$750,000	Mid-America Apartments LP	3.600%	06/01/27	$746,179
200,000	Mid-America Apartments LP	4.200	06/15/28	206,906
300,000	Mid-America Apartments LP	3.950	03/15/29	305,115
100,000	National Retail Properties, Inc	3.800	10/15/22	102,205
1,300,000	National Retail Properties, Inc	3.500	10/15/27	1,280,495
1,200,000	OMEGA Healthcare Investors, Inc	4.375	08/01/23	1,224,846
200,000	OMEGA Healthcare Investors, Inc	4.500	04/01/27	200,757
700,000	OMEGA Healthcare Investors, Inc	4.750	01/15/28	717,794
200,000	Physicians Realty LP	4.300	03/15/27	199,032
200,000	Physicians Realty LP	3.950	01/15/28	193,348
200,000	Piedmont Operating Partnership LP	3.400	06/01/23	194,910
200,000	Piedmont Operating Partnership LP	4.450	03/15/24	205,191
150,000	ProLogis LP	4.250	08/15/23	158,615
700,000	ProLogis LP	3.750	11/01/25	732,180
200,000	ProLogis LP	3.875	09/15/28	211,337
100,000	ProLogis LP	4.375	09/15/48	109,033
200,000	Public Storage	2.370	09/15/22	197,966
200,000	Public Storage	3.094	09/15/27	195,069
200,000	Rayonier, Inc	3.750	04/01/22	200,993
300,000	Realty Income Corp	3.250	10/15/22	305,137
500,000	Realty Income Corp	4.650	08/01/23	535,286
200,000	Realty Income Corp	3.875	04/15/25	207,189
200,000	Realty Income Corp	4.125	10/15/26	209,672
200,000	Realty Income Corp	3.000	01/15/27	194,547
1,000,000	Realty Income Corp	3.650	01/15/28	1,017,031
300,000	Realty Income Corp	4.650	03/15/47	327,577
200,000	Regency Centers LP	3.600	02/01/27	199,083
125,000	Regency Centers LP	4.125	03/15/28	128,453
200,000	Regency Centers LP	4.400	02/01/47	200,720
300,000	Regency Centers LP	4.650	03/15/49	311,403
200,000	Select Income REIT	3.600	02/01/20	200,279
200,000	Select Income REIT	4.150	02/01/22	201,314
500,000	Select Income REIT	4.250	05/15/24	477,345
200,000	Select Income REIT	4.500	02/01/25	191,296
100,000	Senior Housing Properties Trust	6.750	12/15/21	105,409
300,000	Senior Housing Properties Trust	4.750	02/15/28	278,942
250,000	Simon Property Group LP	2.500	09/01/20	249,549
300,000	Simon Property Group LP	2.500	07/15/21	299,232
1,850,000	Simon Property Group LP	2.350	01/30/22	1,836,826
762,000	Simon Property Group LP	3.375	03/15/22	775,350
200,000	Simon Property Group LP	2.625	06/15/22	199,715
300,000	Simon Property Group LP	2.750	06/01/23	299,621
300,000	Simon Property Group LP	3.500	09/01/25	306,645
300,000	Simon Property Group LP	3.300	01/15/26	301,486
200,000	Simon Property Group LP	3.250	11/30/26	200,178
200,000	Simon Property Group LP	3.375	06/15/27	201,619
300,000	Simon Property Group LP	3.375	12/01/27	301,977
1,500,000	Simon Property Group LP	4.250	10/01/44	1,554,801
300,000	Simon Property Group LP	4.250	11/30/46	313,566
200,000	SL Green Operating Partnership LP	3.250	10/15/22	199,215
200,000	SL Green Realty Corp	4.500	12/01/22	206,839
200,000	Sovran Acquisition LP	3.500	07/01/26	192,708
100,000	Tanger Properties LP	3.125	09/01/26	92,651
104

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$250,000	Tanger Properties LP	3.875%	07/15/27	$241,845
200,000	UDR, Inc	3.700	10/01/20	202,068
200,000	UDR, Inc	4.625	01/10/22	207,938
200,000	UDR, Inc	4.000	10/01/25	205,551
200,000	UDR, Inc	3.500	07/01/27	197,698
200,000	UDR, Inc	3.500	01/15/28	197,127
300,000	UDR, Inc	4.400	01/26/29	315,492
850,000	Ventas Realty LP	3.250	08/15/22	857,674
200,000	Ventas Realty LP	3.100	01/15/23	200,064
800,000	Ventas Realty LP	3.125	06/15/23	803,629
300,000	Ventas Realty LP	3.500	04/15/24	303,702
120,000	Ventas Realty LP	4.125	01/15/26	123,270
200,000	Ventas Realty LP	3.250	10/15/26	194,352
1,000,000	Ventas Realty LP	4.000	03/01/28	1,013,598
300,000	Ventas Realty LP	4.400	01/15/29	312,906
300,000	Ventas Realty LP	4.375	02/01/45	289,901
300,000	Ventas Realty LP	4.875	04/15/49	314,117
200,000	Vornado Realty LP	3.500	01/15/25	198,675
300,000	Washington Prime Group LP	5.950	08/15/24	281,400
100,000	Washington REIT	3.950	10/15/22	102,356
100,000	Weingarten Realty Investors	3.375	10/15/22	100,419
100,000	Weingarten Realty Investors	3.500	04/15/23	100,452
500,000	Welltower, Inc	3.950	09/01/23	518,816
500,000	Welltower, Inc	3.625	03/15/24	508,864
1,700,000	Welltower, Inc	4.000	06/01/25	1,749,353
600,000	Welltower, Inc	4.250	04/01/26	619,825
600,000	Welltower, Inc	4.250	04/15/28	618,833
500,000	Welltower, Inc	4.125	03/15/29	510,160
300,000	Welltower, Inc	4.950	09/01/48	317,249
100,000	Weyerhaeuser Co	4.700	03/15/21	102,808
300,000	Weyerhaeuser Co	3.250	03/15/23	300,560
200,000	Weyerhaeuser Co	4.625	09/15/23	211,120
500,000	Weyerhaeuser Co	4.000	11/15/29	515,049
800,000	Weyerhaeuser Co	7.375	03/15/32	1,057,368
200,000	WP Carey, Inc	4.600	04/01/24	208,026
200,000	WP Carey, Inc	4.000	02/01/25	201,472
	TOTAL REAL ESTATE			86,630,526

RETAILING - 0.5%
250,000	Advance Auto Parts, Inc	4.500	12/01/23	262,353
200,000	Allegion US Holding Co, Inc	3.200	10/01/24	193,562
200,000	Allegion US Holding Co, Inc	3.550	10/01/27	190,234
500,000	Amazon.com, Inc	1.900	08/21/20	495,940
300,000	Amazon.com, Inc	3.300	12/05/21	306,941
600,000	Amazon.com, Inc	2.500	11/29/22	598,751
500,000	Amazon.com, Inc	2.400	02/22/23	495,305
750,000	Amazon.com, Inc	2.800	08/22/24	751,596
300,000	Amazon.com, Inc	3.800	12/05/24	315,586
200,000	Amazon.com, Inc	5.200	12/03/25	227,040
2,250,000	Amazon.com, Inc	3.150	08/22/27	2,268,695
300,000	Amazon.com, Inc	4.800	12/05/34	348,893
2,250,000	Amazon.com, Inc	3.875	08/22/37	2,350,170
105

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$600,000	Amazon.com, Inc	4.950%	12/05/44	$718,336
1,000,000	Amazon.com, Inc	4.050	08/22/47	1,057,687
1,750,000	Amazon.com, Inc	4.250	08/22/57	1,886,365
100,000	AutoNation, Inc	3.350	01/15/21	100,148
200,000	AutoNation, Inc	3.500	11/15/24	194,081
244,000	AutoNation, Inc	4.500	10/01/25	245,100
200,000	AutoNation, Inc	3.800	11/15/27	186,380
100,000	AutoZone, Inc	4.000	11/15/20	101,221
442,000	AutoZone, Inc	3.700	04/15/22	451,053
300,000	AutoZone, Inc	2.875	01/15/23	298,629
150,000	AutoZone, Inc	3.125	07/15/23	150,437
200,000	AutoZone, Inc	3.250	04/15/25	198,403
100,000	AutoZone, Inc	3.125	04/21/26	97,446
300,000	AutoZone, Inc	3.750	06/01/27	303,459
500,000	Best Buy Co, Inc	4.450	10/01/28	506,865
355,000	Dollar General Corp	4.150	11/01/25	370,329
300,000	Dollar General Corp	3.875	04/15/27	303,422
500,000	Dollar General Corp	4.125	05/01/28	512,937
1,500,000	Dollar Tree, Inc	3.700	05/15/23	1,521,798
500,000	Dollar Tree, Inc	4.000	05/15/25	505,740
500,000	Dollar Tree, Inc	4.200	05/15/28	498,695
300,000	Enable Midstream Partners LP	3.900	05/15/24	298,036
200,000	Enable Midstream Partners LP	4.400	03/15/27	195,378
750,000	Enable Midstream Partners LP	4.950	05/15/28	762,799
100,000	Enable Midstream Partners LP	5.000	05/15/44	89,940
300,000	Home Depot, Inc	1.800	06/05/20	297,817
400,000	Home Depot, Inc	3.950	09/15/20	407,440
500,000	Home Depot, Inc	2.000	04/01/21	494,630
350,000	Home Depot, Inc	4.400	04/01/21	361,415
300,000	Home Depot, Inc	3.250	03/01/22	306,903
400,000	Home Depot, Inc	2.625	06/01/22	402,592
500,000	Home Depot, Inc	2.700	04/01/23	502,678
300,000	Home Depot, Inc	3.750	02/15/24	315,182
100,000	Home Depot, Inc	3.350	09/15/25	103,021
1,700,000	Home Depot, Inc	3.000	04/01/26	1,708,863
1,300,000	Home Depot, Inc	2.125	09/15/26	1,229,596
2,000,000	Home Depot, Inc	2.800	09/14/27	1,973,911
500,000	Home Depot, Inc	3.900	12/06/28	532,133
500,000	Home Depot, Inc	4.200	04/01/43	521,654
300,000	Home Depot, Inc	4.875	02/15/44	344,887
500,000	Home Depot, Inc	4.400	03/15/45	539,801
600,000	Home Depot, Inc	4.250	04/01/46	637,889
1,600,000	Home Depot, Inc	3.900	06/15/47	1,621,620
1,250,000	Home Depot, Inc	4.500	12/06/48	1,388,053
675,000	Home Depot, Inc	3.500	09/15/56	621,535
500,000	JD.com, Inc	3.875	04/29/26	488,358
1,000,000	Kohl’s Corp	3.250	02/01/23	994,524
55,000	Kohl’s Corp	4.750	12/15/23	57,847
200,000	Kohl’s Corp	4.250	07/17/25	205,085
200,000	Kohl’s Corp	5.550	07/17/45	194,280
200,000	Lowe’s Cos, Inc	3.800	11/15/21	204,633
850,000	Lowe’s Cos, Inc	3.120	04/15/22	858,149
300,000	Lowe’s Cos, Inc	3.875	09/15/23	312,610
106

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$400,000		Lowe’s Cos, Inc	3.125%	09/15/24	$402,689
100,000		Lowe’s Cos, Inc	3.375	09/15/25	100,497
500,000		Lowe’s Cos, Inc	2.500	04/15/26	472,228
750,000		Lowe’s Cos, Inc	3.100	05/03/27	729,504
100,000		Lowe’s Cos, Inc	4.650	04/15/42	101,558
200,000		Lowe’s Cos, Inc	4.250	09/15/44	191,261
200,000		Lowe’s Cos, Inc	4.375	09/15/45	195,388
1,075,000		Lowe’s Cos, Inc	3.700	04/15/46	953,489
1,000,000		Lowe’s Cos, Inc	4.050	05/03/47	938,647
200,000		Macy’s Retail Holdings, Inc	3.450	01/15/21	200,739
550,000		Macy’s Retail Holdings, Inc	3.875	01/15/22	555,519
125,000		Macy’s Retail Holdings, Inc	2.875	02/15/23	121,056
200,000		Macy’s Retail Holdings, Inc	4.375	09/01/23	201,663
300,000		Macy’s Retail Holdings, Inc	3.625	06/01/24	289,443
24,000		Macy’s Retail Holdings, Inc	4.500	12/15/34	20,829
30,000		Nordstrom, Inc	4.750	05/01/20	30,591
100,000		Nordstrom, Inc	4.000	10/15/21	102,322
700,000		Nordstrom, Inc	4.000	03/15/27	690,499
531,000		Nordstrom, Inc	5.000	01/15/44	480,795
150,000		O’Reilly Automotive, Inc	4.875	01/14/21	155,062
600,000		O’Reilly Automotive, Inc	3.800	09/01/22	615,537
1,000,000		O’Reilly Automotive, Inc	3.600	09/01/27	996,838
300,000		O’Reilly Automotive, Inc	4.350	06/01/28	313,412
200,000		Priceline Group, Inc	2.750	03/15/23	199,092
300,000		Priceline Group, Inc	3.650	03/15/25	306,487
300,000		Priceline Group, Inc	3.600	06/01/26	305,332
900,000		Priceline Group, Inc	3.550	03/15/28	896,637
100,000		QVC, Inc	5.125	07/02/22	104,807
100,000		QVC, Inc	4.375	03/15/23	101,471
1,200,000		QVC, Inc	4.450	02/15/25	1,198,681
150,000		QVC, Inc	5.950	03/15/43	139,040
1,150,000		Target Corp	3.875	07/15/20	1,170,450
1,400,000		Target Corp	2.500	04/15/26	1,362,802
500,000		Target Corp	3.375	04/15/29	506,853
850,000		Target Corp	4.000	07/01/42	859,286
225,000		Target Corp	3.625	04/15/46	212,894
1,500,000		Target Corp	3.900	11/15/47	1,486,634
1,000,000		TJX Cos, Inc	2.750	06/15/21	1,003,912
300,000		TJX Cos, Inc	2.500	05/15/23	300,550
300,000		TJX Cos, Inc	2.250	09/15/26	284,981
		TOTAL RETAILING			57,286,331

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
200,000		Altera Corp	4.100	11/15/23	212,692
500,000		Analog Devices, Inc	2.950	01/12/21	501,498
100,000		Analog Devices, Inc	2.500	12/05/21	99,100
325,000		Analog Devices, Inc	3.125	12/05/23	327,487
1,175,000		Analog Devices, Inc	3.500	12/05/26	1,165,947
100,000		Analog Devices, Inc	4.500	12/05/36	100,010
200,000		Analog Devices, Inc	5.300	12/15/45	223,844
1,000,000	g	Broadcom, Inc	3.125	04/15/21	998,820
750,000	g	Broadcom, Inc	3.125	10/15/22	746,573
107

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000	g	Broadcom, Inc	3.625%	10/15/24	$992,180
1,000,000	g	Broadcom, Inc	4.250	04/15/26	992,610
1,000,000	g	Broadcom, Inc	4.750	04/15/29	995,250
300,000		Intel Corp	1.850	05/11/20	297,692
250,000		Intel Corp	2.450	07/29/20	249,708
800,000		Intel Corp	1.700	05/19/21	786,396
300,000		Intel Corp	2.350	05/11/22	298,609
1,250,000		Intel Corp	3.100	07/29/22	1,272,532
1,250,000		Intel Corp	2.700	12/15/22	1,257,867
1,500,000		Intel Corp	3.700	07/29/25	1,573,306
2,180,000		Intel Corp	2.600	05/19/26	2,133,486
3,328,000		Intel Corp	3.734	12/08/47	3,362,163
200,000		Marvell Technology Group Ltd	4.200	06/22/23	204,010
200,000		Marvell Technology Group Ltd	4.875	06/22/28	206,937
200,000		Maxim Integrated Products, Inc	3.375	03/15/23	200,615
150,000		Maxim Integrated Products, Inc	3.450	06/15/27	144,688
200,000		Micron Technology, Inc	4.640	02/06/24	205,268
300,000		Micron Technology, Inc	4.975	02/06/26	305,651
300,000		Micron Technology, Inc	5.327	02/06/29	308,388
225,000		NVIDIA Corp	2.200	09/16/21	222,007
800,000		NVIDIA Corp	3.200	09/16/26	796,648
300,000		Texas Instruments, Inc	1.750	05/01/20	297,667
100,000		Texas Instruments, Inc	2.625	05/15/24	99,443
350,000		Texas Instruments, Inc	2.900	11/03/27	347,300
350,000		Texas Instruments, Inc	3.875	03/15/39	363,027
1,200,000		Texas Instruments, Inc	4.150	05/15/48	1,295,144
400,000		Xilinx, Inc	3.000	03/15/21	400,876
150,000		Xilinx, Inc	2.950	06/01/24	149,099
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			24,134,538

SOFTWARE & SERVICES - 0.8%
175,000		Activision Blizzard, Inc	2.300	09/15/21	172,585
100,000		Activision Blizzard, Inc	2.600	06/15/22	99,163
200,000		Activision Blizzard, Inc	3.400	09/15/26	196,090
300,000		Activision Blizzard, Inc	3.400	06/15/27	291,550
300,000		Activision Blizzard, Inc	4.500	06/15/47	282,676
775,000		Adobe Systems, Inc	3.250	02/01/25	793,414
250,000		Autodesk, Inc	4.375	06/15/25	258,337
300,000		Autodesk, Inc	3.500	06/15/27	292,371
500,000		Automatic Data Processing, Inc	2.250	09/15/20	497,211
500,000		Automatic Data Processing, Inc	3.375	09/15/25	518,029
500,000		Baidu, Inc	3.000	06/30/20	499,729
700,000		Baidu, Inc	2.875	07/06/22	690,903
500,000		Baidu, Inc	3.875	09/29/23	510,847
525,000		Baidu, Inc	4.375	05/14/24	544,226
300,000		Baidu, Inc	3.625	07/06/27	293,723
500,000		Baidu, Inc	4.375	03/29/28	514,372
500,000		Baidu, Inc	4.875	11/14/28	534,224
250,000		CA, Inc	3.600	08/15/22	251,850
150,000		CA, Inc	4.700	03/15/27	149,198
200,000		Citrix Systems, Inc	4.500	12/01/27	197,588
200,000		DXC Technology Co	2.875	03/27/20	199,877
200,000		DXC Technology Co	4.450	09/18/22	207,239
108

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	DXC Technology Co	4.250%	04/15/24	$203,039
200,000	DXC Technology Co	4.750	04/15/27	203,301
300,000	Electronic Arts, Inc	3.700	03/01/21	304,909
300,000	Expedia, Inc	4.500	08/15/24	311,576
1,200,000	Expedia, Inc	5.000	02/15/26	1,271,321
1,000,000	Fidelity National Information Services, Inc	2.250	08/15/21	982,533
247,000	Fidelity National Information Services, Inc	4.500	10/15/22	257,822
163,000	Fidelity National Information Services, Inc	3.875	06/05/24	166,561
139,000	Fidelity National Information Services, Inc	5.000	10/15/25	149,861
1,000,000	Fidelity National Information Services, Inc	3.000	08/15/26	958,825
100,000	Fidelity National Information Services, Inc	4.250	05/15/28	102,909
300,000	Fidelity National Information Services, Inc	4.500	08/15/46	284,266
300,000	Fidelity National Information Services, Inc	4.750	05/15/48	297,644
1,350,000	Fiserv, Inc	3.500	10/01/22	1,367,851
1,500,000	Fiserv, Inc	3.850	06/01/25	1,542,205
100,000	IHS Markit Ltd	4.125	08/01/23	101,984
100,000	IHS Markit Ltd	4.750	08/01/28	104,631
250,000	International Business Machines Corp	2.250	02/19/21	247,930
300,000	International Business Machines Corp	2.500	01/27/22	297,637
300,000	International Business Machines Corp	1.875	08/01/22	291,388
500,000	International Business Machines Corp	2.875	11/09/22	501,768
19,000	International Business Machines Corp	5.600	11/30/39	22,878
835,000	International Business Machines Corp	4.000	06/20/42	820,238
1,500,000	International Business Machines Corp	4.700	02/19/46	1,641,152
175,000	Juniper Networks, Inc	4.600	03/15/21	179,733
200,000	Juniper Networks, Inc	4.500	03/15/24	208,254
750,000	Juniper Networks, Inc	4.350	06/15/25	775,130
200,000	Mastercard, Inc	2.000	11/21/21	197,440
1,000,000	Mastercard, Inc	3.375	04/01/24	1,032,765
200,000	Mastercard, Inc	2.950	11/21/26	200,786
750,000	Mastercard, Inc	3.500	02/26/28	783,882
200,000	Mastercard, Inc	3.800	11/21/46	207,486
300,000	Mastercard, Inc	3.950	02/26/48	318,467
300,000	Microsoft Corp	1.850	02/12/20	298,573
540,000	Microsoft Corp	3.000	10/01/20	544,661
500,000	Microsoft Corp	2.000	11/03/20	496,518
450,000	Microsoft Corp	4.000	02/08/21	462,914
850,000	Microsoft Corp	1.550	08/08/21	829,855
1,000,000	Microsoft Corp	2.400	02/06/22	999,154
1,300,000	Microsoft Corp	2.375	02/12/22	1,299,156
500,000	Microsoft Corp	2.650	11/03/22	503,222
400,000	Microsoft Corp	2.125	11/15/22	395,382
1,000,000	Microsoft Corp	2.000	08/08/23	977,164
400,000	Microsoft Corp	3.625	12/15/23	418,043
2,000,000	Microsoft Corp	2.875	02/06/24	2,025,118
500,000	Microsoft Corp	2.700	02/12/25	500,414
750,000	Microsoft Corp	3.125	11/03/25	767,899
2,300,000	Microsoft Corp	2.400	08/08/26	2,231,839
5,189,000	Microsoft Corp	3.300	02/06/27	5,334,305
925,000	Microsoft Corp	4.200	11/03/35	1,018,421
2,000,000	Microsoft Corp	3.450	08/08/36	2,010,031
1,575,000	Microsoft Corp	4.100	02/06/37	1,715,625
109

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$500,000	Microsoft Corp	3.500%	11/15/42	$497,290
300,000	Microsoft Corp	3.750	05/01/43	307,169
750,000	Microsoft Corp	3.750	02/12/45	770,646
575,000	Microsoft Corp	4.450	11/03/45	655,568
1,000,000	Microsoft Corp	3.700	08/08/46	1,023,723
1,350,000	Microsoft Corp	4.250	02/06/47	1,507,933
1,750,000	Microsoft Corp	4.000	02/12/55	1,836,488
500,000	Microsoft Corp	4.750	11/03/55	599,915
1,000,000	Microsoft Corp	3.950	08/08/56	1,044,394
2,800,000	Microsoft Corp	4.500	02/06/57	3,225,015
1,250,000	Oracle Corp	2.800	07/08/21	1,255,360
1,000,000	Oracle Corp	1.900	09/15/21	983,750
1,300,000	Oracle Corp	2.500	05/15/22	1,293,463
1,725,000	Oracle Corp	2.500	10/15/22	1,716,232
500,000	Oracle Corp	2.625	02/15/23	500,163
2,000,000	Oracle Corp	2.400	09/15/23	1,968,685
750,000	Oracle Corp	3.400	07/08/24	768,273
500,000	Oracle Corp	2.950	11/15/24	501,533
1,250,000	Oracle Corp	2.950	05/15/25	1,249,198
2,334,000	Oracle Corp	2.650	07/15/26	2,258,478
1,750,000	Oracle Corp	3.250	11/15/27	1,760,787
400,000	Oracle Corp	3.250	05/15/30	399,124
2,322,000	Oracle Corp	4.300	07/08/34	2,495,160
500,000	Oracle Corp	3.900	05/15/35	511,861
1,000,000	Oracle Corp	3.850	07/15/36	1,010,961
3,750,000	Oracle Corp	3.800	11/15/37	3,754,815
470,000	Oracle Corp	6.125	07/08/39	603,937
500,000	Oracle Corp	4.500	07/08/44	539,794
1,500,000	Oracle Corp	4.000	07/15/46	1,508,341
750,000	Oracle Corp	4.000	11/15/47	755,032
500,000	Oracle Corp	4.375	05/15/55	528,343
725,000	salesforce.com, Inc	3.250	04/11/23	742,680
800,000	salesforce.com, Inc	3.700	04/11/28	838,869
250,000	Total System Services, Inc	3.800	04/01/21	253,863
125,000	Total System Services, Inc	3.750	06/01/23	126,948
500,000	Total System Services, Inc	4.000	06/01/23	513,936
300,000	Total System Services, Inc	4.800	04/01/26	315,411
500,000	Total System Services, Inc	4.450	06/01/28	510,433
300,000	VMware, Inc	2.300	08/21/20	297,257
1,250,000	VMware, Inc	2.950	08/21/22	1,237,174
500,000	VMware, Inc	3.900	08/21/27	481,025
	TOTAL SOFTWARE & SERVICES			90,310,695

TECHNOLOGY HARDWARE & EQUIPMENT - 0.9%
100,000	Alphabet, Inc	3.625	05/19/21	102,621
500,000	Alphabet, Inc	3.375	02/25/24	520,156
1,000,000	Alphabet, Inc	1.998	08/15/26	944,140
225,000	Amphenol Corp	2.200	04/01/20	223,570
125,000	Amphenol Corp	3.125	09/15/21	126,086
150,000	Amphenol Corp	4.000	02/01/22	154,353
200,000	Amphenol Corp	3.200	04/01/24	199,985
100,000	Amphenol Corp	4.350	06/01/29	105,818
500,000	Apple, Inc	1.900	02/07/20	497,666
110

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Apple, Inc	1.800%	05/11/20	$198,462
500,000	Apple, Inc	2.000	11/13/20	496,460
2,500,000	Apple, Inc	2.250	02/23/21	2,490,067
2,750,000	Apple, Inc	1.550	08/04/21	2,693,185
1,050,000	Apple, Inc	2.150	02/09/22	1,039,540
500,000	Apple, Inc	2.500	02/09/22	499,539
500,000	Apple, Inc	2.300	05/11/22	496,908
750,000	Apple, Inc	2.700	05/13/22	754,396
400,000	Apple, Inc	2.100	09/12/22	393,708
500,000	Apple, Inc	2.400	01/13/23	496,475
400,000	Apple, Inc	2.850	02/23/23	403,620
750,000	Apple, Inc	3.000	02/09/24	760,608
2,250,000	Apple, Inc	3.450	05/06/24	2,326,198
750,000	Apple, Inc	2.850	05/11/24	752,644
1,500,000	Apple, Inc	2.750	01/13/25	1,492,088
750,000	Apple, Inc	2.500	02/09/25	736,845
750,000	Apple, Inc	3.200	05/13/25	763,658
2,350,000	Apple, Inc	3.250	02/23/26	2,393,357
1,000,000	Apple, Inc	2.450	08/04/26	966,098
750,000	Apple, Inc	3.350	02/09/27	765,654
1,000,000	Apple, Inc	3.000	06/20/27	996,474
1,500,000	Apple, Inc	2.900	09/12/27	1,480,085
3,500,000	Apple, Inc	3.000	11/13/27	3,481,026
1,375,000	Apple, Inc	4.500	02/23/36	1,541,549
750,000	Apple, Inc	4.450	05/06/44	827,224
1,350,000	Apple, Inc	3.450	02/09/45	1,287,607
800,000	Apple, Inc	4.375	05/13/45	871,911
1,250,000	Apple, Inc	4.650	02/23/46	1,414,957
750,000	Apple, Inc	3.850	08/04/46	760,036
1,000,000	Apple, Inc	4.250	02/09/47	1,068,830
750,000	Apple, Inc	3.750	09/12/47	747,392
750,000	Apple, Inc	3.750	11/13/47	749,994
500,000	Broadcom Corp	2.200	01/15/21	492,232
1,500,000	Broadcom Corp	3.000	01/15/22	1,493,999
500,000	Broadcom Corp	2.650	01/15/23	486,945
1,100,000	Broadcom Corp	3.625	01/15/24	1,097,734
2,250,000	Broadcom Corp	3.125	01/15/25	2,157,855
1,750,000	Broadcom Corp	3.875	01/15/27	1,672,975
250,000	Broadcom Corp	3.500	01/15/28	230,283
1,250,000	Cisco Systems, Inc	2.900	03/04/21	1,261,290
300,000	Cisco Systems, Inc	1.850	09/20/21	295,013
400,000	Cisco Systems, Inc	3.000	06/15/22	405,922
500,000	Cisco Systems, Inc	2.600	02/28/23	502,839
2,300,000	Cisco Systems, Inc	2.200	09/20/23	2,268,990
1,100,000	Cisco Systems, Inc	3.625	03/04/24	1,155,763
400,000	Cisco Systems, Inc	3.500	06/15/25	416,536
500,000	Cisco Systems, Inc	2.950	02/28/26	501,783
2,500,000	Cisco Systems, Inc	2.500	09/20/26	2,435,686
600,000	Cisco Systems, Inc	5.900	02/15/39	789,361
225,000	Corning, Inc	4.250	08/15/20	228,448
300,000	Corning, Inc	2.900	05/15/22	298,480
200,000	Corning, Inc	4.700	03/15/37	207,770
111

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$100,000		Corning, Inc	5.750%	08/15/40	$114,818
200,000		Corning, Inc	4.750	03/15/42	208,265
200,000		Corning, Inc	5.350	11/15/48	229,035
700,000		Corning, Inc	4.375	11/15/57	652,319
200,000		Corning, Inc	5.850	11/15/68	218,155
1,175,000	g	Dell International LLC	4.420	06/15/21	1,205,687
3,500,000	g	Dell International LLC	5.450	06/15/23	3,729,932
500,000	g	Dell International LLC	4.000	07/15/24	503,813
2,000,000	g	Dell International LLC	6.020	06/15/26	2,151,187
750,000	g	Dell International LLC	4.900	10/01/26	763,757
750,000	g	Dell International LLC	5.300	10/01/29	754,856
1,000,000	g	Dell International LLC	8.100	07/15/36	1,177,700
1,000,000	g	Dell International LLC	8.350	07/15/46	1,208,693
800,000		Flextronics International Ltd	4.750	06/15/25	824,052
205,000		Harris Corp	2.700	04/27/20	204,250
500,000		Harris Corp	4.400	06/15/28	526,322
300,000		Harris Corp	4.854	04/27/35	322,393
300,000		Harris Corp	5.054	04/27/45	331,466
2,375,000		Hewlett Packard Enterprise Co	3.600	10/15/20	2,397,156
500,000		Hewlett Packard Enterprise Co	3.500	10/05/21	506,664
3,000,000		Hewlett Packard Enterprise Co	4.900	10/15/25	3,189,990
350,000		Hewlett Packard Enterprise Co	6.350	10/15/45	367,164
113,000		Hewlett-Packard Co	3.750	12/01/20	114,909
500,000		Hewlett-Packard Co	4.650	12/09/21	521,385
200,000		Hewlett-Packard Co	4.050	09/15/22	206,516
850,000		Hewlett-Packard Co	6.000	09/15/41	914,829
1,000,000		Jabil, Inc	4.700	09/15/22	1,027,650
100,000		Jabil, Inc	3.950	01/12/28	93,300
755,000		Koninklijke Philips Electronics NV	5.000	03/15/42	841,181
300,000		L-3 Technologies, Inc	4.950	02/15/21	309,977
250,000		L-3 Technologies, Inc	3.850	06/15/23	257,762
52,000		L-3 Technologies, Inc	3.950	05/28/24	53,432
600,000		L-3 Technologies, Inc	3.850	12/15/26	611,101
500,000		L-3 Technologies, Inc	4.400	06/15/28	525,136
100,000		Motorola Solutions, Inc	3.500	09/01/21	101,070
700,000		Motorola Solutions, Inc	3.750	05/15/22	712,315
250,000		Motorola Solutions, Inc	3.500	03/01/23	251,343
200,000		Motorola Solutions, Inc	4.000	09/01/24	203,858
450,000		Motorola Solutions, Inc	4.600	02/23/28	454,073
200,000		Motorola Solutions, Inc	5.500	09/01/44	194,910
200,000		NetApp, Inc	3.375	06/15/21	201,946
200,000		NetApp, Inc	3.300	09/29/24	197,786
200,000	g	NXP BV	4.875	03/01/24	211,044
300,000	g	NXP BV	5.350	03/01/26	322,824
300,000	g	NXP BV	5.550	12/01/28	324,903
1,400,000		QUALCOMM, Inc	2.250	05/20/20	1,394,287
500,000		QUALCOMM, Inc	3.000	05/20/22	504,286
750,000		QUALCOMM, Inc	2.900	05/20/24	737,660
500,000		QUALCOMM, Inc	3.450	05/20/25	503,991
2,000,000		QUALCOMM, Inc	3.250	05/20/27	1,953,839
500,000		QUALCOMM, Inc	4.650	05/20/35	515,902
500,000		QUALCOMM, Inc	4.800	05/20/45	510,383
1,000,000		QUALCOMM, Inc	4.300	05/20/47	955,153
112

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$500,000	Seagate HDD Cayman	4.250%	03/01/22	$501,509
1,250,000	Seagate HDD Cayman	4.750	01/01/25	1,220,685
200,000	Seagate HDD Cayman	4.875	06/01/27	190,813
200,000	Seagate HDD Cayman	5.750	12/01/34	183,416
200,000	Tech Data Corp	3.700	02/15/22	201,369
200,000	Tech Data Corp	4.950	02/15/27	202,475
250,000	Tyco Electronics Group S.A.	3.500	02/03/22	252,709
200,000	Tyco Electronics Group S.A.	3.450	08/01/24	202,735
100,000	Tyco Electronics Group S.A.	3.700	02/15/26	101,149
1,150,000	Tyco Electronics Group S.A.	3.125	08/15/27	1,116,318
	TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			98,910,497

TELECOMMUNICATION SERVICES - 1.1%
500,000	Alibaba Group Holding Ltd	3.125	11/28/21	503,320
1,000,000	Alibaba Group Holding Ltd	2.800	06/06/23	992,132
1,250,000	Alibaba Group Holding Ltd	3.600	11/28/24	1,281,270
1,000,000	Alibaba Group Holding Ltd	3.400	12/06/27	982,557
500,000	Alibaba Group Holding Ltd	4.500	11/28/34	524,424
750,000	Alibaba Group Holding Ltd	4.000	12/06/37	732,652
1,000,000	Alibaba Group Holding Ltd	4.200	12/06/47	980,429
750,000	Alibaba Group Holding Ltd	4.400	12/06/57	750,206
1,680,000	America Movil SAB de C.V.	5.000	03/30/20	1,711,866
950,000	America Movil SAB de C.V.	3.125	07/16/22	956,697
440,000	America Movil SAB de C.V.	6.125	03/30/40	549,850
1,625,000	America Movil SAB de C.V.	4.375	07/16/42	1,697,457
500,000	AT&T, Inc	3.200	03/01/22	504,474
500,000	AT&T, Inc	3.800	03/01/24	512,451
1,000,000	AT&T, Inc	4.450	04/01/24	1,046,923
1,500,000	AT&T, Inc	3.400	05/15/25	1,485,231
1,250,000	AT&T, Inc	4.125	02/17/26	1,278,071
1,300,000	AT&T, Inc	4.250	03/01/27	1,338,088
4,705,000	AT&T, Inc	4.100	02/15/28	4,755,080
1,225,000	AT&T, Inc	4.350	03/01/29	1,251,865
8,525,000	AT&T, Inc	4.300	02/15/30	8,634,616
1,175,000	AT&T, Inc	4.500	05/15/35	1,159,200
1,500,000	AT&T, Inc	5.250	03/01/37	1,581,024
1,500,000	AT&T, Inc	4.900	08/15/37	1,516,736
1,000,000	AT&T, Inc	4.850	03/01/39	1,005,242
550,000	AT&T, Inc	5.150	03/15/42	563,521
2,366,000	AT&T, Inc	4.300	12/15/42	2,181,569
1,250,000	AT&T, Inc	4.800	06/15/44	1,229,328
2,854,000	AT&T, Inc	4.350	06/15/45	2,623,422
2,100,000	AT&T, Inc	5.450	03/01/47	2,247,471
1,425,000	AT&T, Inc	4.500	03/09/48	1,341,935
1,250,000	AT&T, Inc	5.150	02/15/50	1,279,994
2,750,000	AT&T, Inc	5.300	08/15/58	2,792,208
500,000	Bell Canada, Inc	4.464	04/01/48	519,605
750,000	British Telecommunications plc	4.500	12/04/23	784,712
750,000	British Telecommunications plc	5.125	12/04/28	803,597
1,150,000	British Telecommunications plc	9.625	12/15/30	1,645,248
2,490,000	Deutsche Telekom International Finance BV	8.750	06/15/30	3,432,016
250,000	Koninklijke KPN NV	8.375	10/01/30	318,167
113

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,000,000		Orange S.A.	4.125%	09/14/21	$2,068,600
745,000		Orange S.A.	9.000	03/01/31	1,078,831
600,000		Orange S.A.	5.375	01/13/42	680,709
400,000		Orange S.A.	5.500	02/06/44	462,117
200,000		Rogers Communications, Inc	4.100	10/01/23	209,338
1,713,000		Rogers Communications, Inc	3.625	12/15/25	1,754,629
200,000		Rogers Communications, Inc	2.900	11/15/26	194,087
125,000		Rogers Communications, Inc	4.500	03/15/43	130,583
300,000		Rogers Communications, Inc	5.450	10/01/43	348,917
600,000		Rogers Communications, Inc	5.000	03/15/44	666,904
150,000		Rogers Communications, Inc	4.300	02/15/48	152,433
2,020,000		Telefonica Emisiones SAU	5.134	04/27/20	2,066,853
1,175,000		Telefonica Emisiones SAU	4.103	03/08/27	1,190,617
300,000		Telefonica Emisiones SAU	7.045	06/20/36	365,563
1,000,000		Telefonica Emisiones SAU	4.665	03/06/38	955,867
1,300,000		Telefonica Emisiones SAU	5.213	03/08/47	1,320,352
1,000,000		Telefonica Emisiones SAU	4.895	03/06/48	974,403
300,000		Telefonica Emisiones SAU	5.520	03/01/49	314,420
392,000		Telefonica Europe BV	8.250	09/15/30	517,057
100,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	101,480
200,000		TELUS Corp	2.800	02/16/27	190,802
200,000		TELUS Corp	3.700	09/15/27	202,336
500,000		TELUS Corp	4.600	11/16/48	529,320
692,000		Verizon Communications, Inc	3.376	02/15/25	701,606
2,750,000		Verizon Communications, Inc	4.125	03/16/27	2,879,036
4,841,000		Verizon Communications, Inc	4.329	09/21/28	5,132,548
150,000		Verizon Communications, Inc	3.875	02/08/29	154,214
8,305,000	g	Verizon Communications, Inc	4.016	12/03/29	8,582,762
1,500,000		Verizon Communications, Inc	4.500	08/10/33	1,588,416
3,000,000		Verizon Communications, Inc	4.400	11/01/34	3,125,165
3,400,000		Verizon Communications, Inc	4.272	01/15/36	3,443,840
750,000		Verizon Communications, Inc	5.500	03/16/47	879,403
11,500,000		Verizon Communications, Inc	5.012	04/15/49	12,589,418
650,000		Vodafone Group plc	4.375	03/16/21	668,309
500,000		Vodafone Group plc	2.500	09/26/22	491,166
800,000		Vodafone Group plc	2.950	02/19/23	793,018
1,000,000		Vodafone Group plc	3.750	01/16/24	1,008,910
750,000		Vodafone Group plc	4.125	05/30/25	764,428
2,050,000		Vodafone Group plc	4.375	05/30/28	2,085,603
150,000		Vodafone Group plc	6.150	02/27/37	166,580
750,000		Vodafone Group plc	5.000	05/30/38	741,840
1,700,000		Vodafone Group plc	4.375	02/19/43	1,531,353
1,000,000		Vodafone Group plc	5.250	05/30/48	1,000,122
		TOTAL TELECOMMUNICATION SERVICES			124,298,609

TRANSPORTATION - 0.7%
368,869		American Airlines, Inc	3.000	10/15/28	356,768
1,300,000		Boeing Co	1.650	10/30/20	1,277,435
750,000		Boeing Co	2.800	03/01/23	751,475
300,000		Boeing Co	2.800	03/01/24	300,546
400,000		Boeing Co	2.600	10/30/25	390,211
200,000		Boeing Co	2.250	06/15/26	189,367
250,000		Boeing Co	2.800	03/01/27	243,145
114

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$500,000	Boeing Co	3.250%	03/01/28	$502,561
125,000	Boeing Co	3.450	11/01/28	127,575
300,000	Boeing Co	3.200	03/01/29	299,869
500,000	Boeing Co	3.550	03/01/38	482,043
300,000	Boeing Co	3.500	03/01/39	287,728
350,000	Boeing Co	5.875	02/15/40	439,030
300,000	Boeing Co	3.375	06/15/46	274,285
250,000	Boeing Co	3.650	03/01/47	238,938
100,000	Boeing Co	3.625	03/01/48	95,495
100,000	Boeing Co	3.850	11/01/48	99,510
125,000	Boeing Co	3.825	03/01/59	120,518
300,000	Burlington Northern Santa Fe LLC	3.050	03/15/22	303,633
150,000	Burlington Northern Santa Fe LLC	3.050	09/01/22	151,939
500,000	Burlington Northern Santa Fe LLC	3.850	09/01/23	523,675
500,000	Burlington Northern Santa Fe LLC	3.750	04/01/24	522,225
150,000	Burlington Northern Santa Fe LLC	3.400	09/01/24	154,718
300,000	Burlington Northern Santa Fe LLC	3.000	04/01/25	302,675
700,000	Burlington Northern Santa Fe LLC	3.650	09/01/25	726,957
1,150,000	Burlington Northern Santa Fe LLC	3.250	06/15/27	1,172,437
360,000	Burlington Northern Santa Fe LLC	5.750	05/01/40	447,320
250,000	Burlington Northern Santa Fe LLC	5.050	03/01/41	288,488
200,000	Burlington Northern Santa Fe LLC	4.400	03/15/42	214,078
500,000	Burlington Northern Santa Fe LLC	5.150	09/01/43	589,773
500,000	Burlington Northern Santa Fe LLC	4.900	04/01/44	573,632
300,000	Burlington Northern Santa Fe LLC	4.550	09/01/44	329,977
1,000,000	Burlington Northern Santa Fe LLC	4.150	04/01/45	1,042,602
200,000	Burlington Northern Santa Fe LLC	4.700	09/01/45	224,270
750,000	Burlington Northern Santa Fe LLC	3.900	08/01/46	762,276
400,000	Burlington Northern Santa Fe LLC	4.125	06/15/47	416,092
1,175,000	Burlington Northern Santa Fe LLC	4.050	06/15/48	1,213,169
200,000	Burlington Northern Santa Fe LLC	4.150	12/15/48	210,774
500,000	Canadian National Railway Co	2.400	02/03/20	498,753
100,000	Canadian National Railway Co	2.850	12/15/21	100,162
300,000	Canadian National Railway Co	2.250	11/15/22	294,439
200,000	Canadian National Railway Co	2.950	11/21/24	201,525
200,000	Canadian National Railway Co	6.900	07/15/28	256,203
200,000	Canadian National Railway Co	6.250	08/01/34	265,041
250,000	Canadian National Railway Co	3.500	11/15/42	233,172
100,000	Canadian National Railway Co	4.500	11/07/43	108,708
400,000	Canadian National Railway Co	3.200	08/02/46	369,871
500,000	Canadian National Railway Co	3.650	02/03/48	504,013
1,800,000	Canadian Pacific Railway Co	2.900	02/01/25	1,765,228
300,000	Canadian Pacific Railway Co	4.000	06/01/28	315,050
200,000	Canadian Pacific Railway Co	7.125	10/15/31	265,766
250,000	Canadian Pacific Railway Co	5.950	05/15/37	304,432
200,000	Canadian Pacific Railway Co	6.125	09/15/15	248,529
200,000	Carnival Corp	3.950	10/15/20	203,691
300,000	CH Robinson Worldwide, Inc	4.200	04/15/28	310,869
211,160	Continental Airlines, Inc	4.750	01/12/21	215,471
23,252	Continental Airlines, Inc	5.983	04/19/22	24,458
364,649	Continental Airlines, Inc	4.150	04/11/24	372,452
149,689	Continental Airlines, Inc	4.000	10/29/24	152,189
115

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$125,000	CSX Corp	3.700%	11/01/23	$129,258
300,000	CSX Corp	3.400	08/01/24	305,786
200,000	CSX Corp	3.350	11/01/25	201,668
1,200,000	CSX Corp	2.600	11/01/26	1,139,583
500,000	CSX Corp	3.250	06/01/27	493,973
750,000	CSX Corp	3.800	03/01/28	770,026
600,000	CSX Corp	4.250	03/15/29	637,677
100,000	CSX Corp	6.000	10/01/36	120,453
200,000	CSX Corp	6.150	05/01/37	245,255
400,000	CSX Corp	5.500	04/15/41	462,997
350,000	CSX Corp	4.400	03/01/43	356,496
100,000	CSX Corp	4.100	03/15/44	99,064
675,000	CSX Corp	3.800	11/01/46	638,445
750,000	CSX Corp	4.300	03/01/48	765,950
150,000	CSX Corp	4.750	11/15/48	162,993
500,000	CSX Corp	4.500	03/15/49	524,723
200,000	CSX Corp	3.950	05/01/50	189,356
300,000	CSX Corp	4.500	08/01/54	307,108
150,000	CSX Corp	4.250	11/01/66	140,110
300,000	CSX Corp	4.650	03/01/68	299,052
184,970	Delta Air Lines, Inc	5.300	04/15/19	185,100
150,000	Delta Air Lines, Inc	2.875	03/13/20	149,726
84,876	Delta Air Lines, Inc	4.750	05/07/20	86,073
125,000	Delta Air Lines, Inc	2.600	12/04/20	124,223
100,000	Delta Air Lines, Inc	3.400	04/19/21	100,425
700,000	Delta Air Lines, Inc	3.625	03/15/22	704,807
300,000	Delta Air Lines, Inc	3.800	04/19/23	303,283
106,088	Delta Air Lines, Inc	3.625	07/30/27	108,318
200,000	Delta Air Lines, Inc	4.375	04/19/28	195,961
100,000	FedEx Corp	2.300	02/01/20	99,572
175,000	FedEx Corp	3.400	01/14/22	177,389
300,000	FedEx Corp	4.000	01/15/24	314,558
100,000	FedEx Corp	3.200	02/01/25	100,363
300,000	FedEx Corp	3.250	04/01/26	298,753
400,000	FedEx Corp	3.300	03/15/27	394,528
1,250,000	FedEx Corp	3.400	02/15/28	1,238,202
500,000	FedEx Corp	4.200	10/17/28	522,564
1,000,000	FedEx Corp	4.900	01/15/34	1,073,526
200,000	FedEx Corp	3.900	02/01/35	187,694
750,000	FedEx Corp	4.750	11/15/45	746,886
300,000	FedEx Corp	4.550	04/01/46	289,636
200,000	FedEx Corp	4.400	01/15/47	188,453
550,000	FedEx Corp	4.050	02/15/48	491,533
500,000	FedEx Corp	4.950	10/17/48	515,368
200,000	FedEx Corp	4.500	02/01/65	180,288
100,000	GATX Corp	2.600	03/30/20	99,689
200,000	GATX Corp	4.350	02/15/24	207,425
500,000	GATX Corp	3.250	09/15/26	475,918
200,000	GATX Corp	3.500	03/15/28	190,764
200,000	GATX Corp	4.550	11/07/28	205,807
200,000	GATX Corp	4.700	04/01/29	208,558
225,000	GATX Corp	5.200	03/15/44	234,268
200,000	JB Hunt Transport Services, Inc	3.300	08/15/22	201,983
116

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$500,000	JB Hunt Transport Services, Inc	3.875%	03/01/26	$507,555
100,000	Kansas City Southern	3.000	05/15/23	100,177
100,000	Kansas City Southern	3.125	06/01/26	96,201
100,000	Kansas City Southern	4.300	05/15/43	97,790
175,000	Kansas City Southern	4.950	08/15/45	188,468
800,000	Kansas City Southern	4.700	05/01/48	838,186
200,000	Kirby Corp	4.200	03/01/28	201,907
100,000	Norfolk Southern Corp	3.250	12/01/21	100,903
250,000	Norfolk Southern Corp	3.000	04/01/22	251,474
1,291,000	Norfolk Southern Corp	2.903	02/15/23	1,292,369
500,000	Norfolk Southern Corp	3.650	08/01/25	515,493
200,000	Norfolk Southern Corp	2.900	06/15/26	195,998
300,000	Norfolk Southern Corp	3.150	06/01/27	295,805
500,000	Norfolk Southern Corp	3.800	08/01/28	516,520
16,000	Norfolk Southern Corp	4.837	10/01/41	17,456
300,000	Norfolk Southern Corp	4.450	06/15/45	312,421
200,000	Norfolk Southern Corp	4.650	01/15/46	215,322
128,000	Norfolk Southern Corp	3.942	11/01/47	125,140
1,275,000	Norfolk Southern Corp	4.150	02/28/48	1,294,897
500,000	Norfolk Southern Corp	5.100	08/01/18	523,772
750,000	Northrop Grumman Corp	2.080	10/15/20	743,089
650,000	Northrop Grumman Corp	3.500	03/15/21	659,834
1,000,000	Northrop Grumman Corp	2.550	10/15/22	990,648
400,000	Northrop Grumman Corp	3.250	08/01/23	404,989
750,000	Northrop Grumman Corp	2.930	01/15/25	740,145
300,000	Northrop Grumman Corp	3.200	02/01/27	295,557
1,350,000	Northrop Grumman Corp	3.250	01/15/28	1,328,069
100,000	Northrop Grumman Corp	5.050	11/15/40	111,464
400,000	Northrop Grumman Corp	4.750	06/01/43	433,239
300,000	Northrop Grumman Corp	3.850	04/15/45	288,342
1,150,000	Northrop Grumman Corp	4.030	10/15/47	1,138,619
400,000	Ryder System, Inc	2.500	05/11/20	398,840
500,000	Ryder System, Inc	3.500	06/01/21	506,170
500,000	Ryder System, Inc	2.500	09/01/22	488,758
200,000	Ryder System, Inc	3.400	03/01/23	202,432
200,000	Ryder System, Inc	3.750	06/09/23	204,857
200,000	Ryder System, Inc	3.875	12/01/23	205,623
300,000	Ryder System, Inc	3.650	03/18/24	306,002
400,000	Southwest Airlines Co	2.650	11/05/20	399,418
200,000	Southwest Airlines Co	2.750	11/16/22	199,106
200,000	Southwest Airlines Co	3.000	11/15/26	193,289
200,000	Southwest Airlines Co	3.450	11/16/27	199,615
83,100	Spirit Airlines, Inc	4.100	04/01/28	84,737
450,000	Union Pacific Corp	2.250	06/19/20	448,085
300,000	Union Pacific Corp	3.200	06/08/21	303,066
300,000	Union Pacific Corp	2.950	03/01/22	302,459
331,000	Union Pacific Corp	4.163	07/15/22	345,177
500,000	Union Pacific Corp	2.950	01/15/23	501,444
300,000	Union Pacific Corp	3.500	06/08/23	307,691
277,000	Union Pacific Corp	3.646	02/15/24	285,981
300,000	Union Pacific Corp	3.150	03/01/24	304,613
200,000	Union Pacific Corp	3.750	03/15/24	207,595
117

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Union Pacific Corp	3.250%	01/15/25	$202,591
500,000	Union Pacific Corp	3.750	07/15/25	520,244
200,000	Union Pacific Corp	3.250	08/15/25	202,588
300,000	Union Pacific Corp	2.750	03/01/26	292,589
1,000,000	Union Pacific Corp	3.000	04/15/27	980,569
1,000,000	Union Pacific Corp	3.950	09/10/28	1,049,684
500,000	Union Pacific Corp	3.700	03/01/29	514,055
100,000	Union Pacific Corp	3.375	02/01/35	93,883
100,000	Union Pacific Corp	3.600	09/15/37	95,868
500,000	Union Pacific Corp	4.375	09/10/38	521,580
100,000	Union Pacific Corp	4.300	06/15/42	101,601
150,000	Union Pacific Corp	4.250	04/15/43	149,501
200,000	Union Pacific Corp	4.050	11/15/45	194,968
200,000	Union Pacific Corp	3.350	08/15/46	176,904
300,000	Union Pacific Corp	4.000	04/15/47	296,934
1,000,000	Union Pacific Corp	4.500	09/10/48	1,064,714
500,000	Union Pacific Corp	4.300	03/01/49	516,904
770,000	Union Pacific Corp	3.799	10/01/51	724,268
200,000	Union Pacific Corp	3.875	02/01/55	184,927
500,000	Union Pacific Corp	4.800	09/10/58	547,697
300,000	Union Pacific Corp	4.375	11/15/65	290,795
200,000	Union Pacific Corp	4.100	09/15/67	183,297
179,399	Union Pacific Railroad Co	2.695	05/12/27	175,994
600,000	United Parcel Service, Inc	2.050	04/01/21	594,795
500,000	United Parcel Service, Inc	2.350	05/16/22	496,993
1,400,000	United Parcel Service, Inc	2.450	10/01/22	1,395,861
500,000	United Parcel Service, Inc	2.500	04/01/23	498,633
300,000	United Parcel Service, Inc	2.800	11/15/24	301,775
125,000	United Parcel Service, Inc	2.400	11/15/26	120,093
500,000	United Parcel Service, Inc	3.050	11/15/27	500,045
500,000	United Parcel Service, Inc	3.400	03/15/29	509,146
35,000	United Parcel Service, Inc	6.200	01/15/38	45,051
450,000	United Parcel Service, Inc	3.625	10/01/42	424,535
400,000	United Parcel Service, Inc	3.400	11/15/46	359,354
1,250,000	United Parcel Service, Inc	3.750	11/15/47	1,199,771
300,000	United Parcel Service, Inc	4.250	03/15/49	312,518
	TOTAL TRANSPORTATION			79,306,377

UTILITIES - 1.8%
200,000	AEP Texas, Inc	2.400	10/01/22	197,239
200,000	AEP Texas, Inc	3.950	06/01/28	208,559
200,000	AEP Texas, Inc	3.800	10/01/47	190,582
200,000	AEP Transmission Co LLC	3.100	12/01/26	197,942
600,000	AEP Transmission Co LLC	4.000	12/01/46	605,078
200,000	AEP Transmission Co LLC	3.750	12/01/47	197,033
200,000	AEP Transmission Co LLC	4.250	09/15/48	212,649
275,000	AGL Capital Corp	4.400	06/01/43	275,583
200,000	Alabama Power Co	2.450	03/30/22	198,947
475,000	Alabama Power Co	3.550	12/01/23	491,909
200,000	Alabama Power Co	3.850	12/01/42	196,413
400,000	Alabama Power Co	3.750	03/01/45	387,896
300,000	Alabama Power Co	4.300	01/02/46	317,114
750,000	Alabama Power Co	3.700	12/01/47	732,348
118

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$500,000	Alabama Power Co	4.300%	07/15/48	$531,142
300,000	Ameren Corp	2.700	11/15/20	298,697
600,000	Ameren Illinois Co	2.700	09/01/22	600,189
300,000	Ameren Illinois Co	3.800	05/15/28	315,485
125,000	Ameren Illinois Co	4.150	03/15/46	131,830
1,000,000	Ameren Illinois Co	3.700	12/01/47	983,949
400,000	Ameren Illinois Co	4.500	03/15/49	447,119
125,000	American Electric Power Co, Inc	2.150	11/13/20	123,844
300,000	American Electric Power Co, Inc	3.650	12/01/21	306,099
300,000	American Electric Power Co, Inc	4.300	12/01/28	318,518
500,000	American Water Capital Corp	3.850	03/01/24	519,238
300,000	American Water Capital Corp	3.400	03/01/25	306,317
200,000	American Water Capital Corp	2.950	09/01/27	194,640
500,000	American Water Capital Corp	3.750	09/01/28	524,125
225,000	American Water Capital Corp	4.300	12/01/42	235,866
150,000	American Water Capital Corp	4.300	09/01/45	156,398
100,000	American Water Capital Corp	4.000	12/01/46	99,955
825,000	American Water Capital Corp	3.750	09/01/47	800,381
500,000	American Water Capital Corp	4.200	09/01/48	523,737
200,000	Appalachian Power Co	3.300	06/01/27	197,653
300,000	Appalachian Power Co	4.500	03/01/49	312,766
200,000	Arizona Public Service Co	2.950	09/15/27	195,995
350,000	Arizona Public Service Co	4.500	04/01/42	370,428
200,000	Arizona Public Service Co	4.350	11/15/45	210,735
410,000	Arizona Public Service Co	3.750	05/15/46	393,756
200,000	Arizona Public Service Co	4.200	08/15/48	206,309
200,000	Arizona Public Service Co	4.250	03/01/49	207,915
200,000	Atlantic City Electric Co	4.000	10/15/28	211,527
650,000	Atmos Energy Corp	3.000	06/15/27	644,461
100,000	Atmos Energy Corp	5.500	06/15/41	120,821
125,000	Atmos Energy Corp	4.150	01/15/43	129,505
300,000	Atmos Energy Corp	4.125	10/15/44	313,567
500,000	Atmos Energy Corp	4.300	10/01/48	533,588
300,000	Atmos Energy Corp	4.125	03/15/49	311,137
275,000	Avangrid, Inc	3.150	12/01/24	271,980
150,000	Avista Corp	4.350	06/01/48	159,288
100,000	Baltimore Gas & Electric Co	3.500	11/15/21	101,800
200,000	Baltimore Gas & Electric Co	2.400	08/15/26	189,956
150,000	Baltimore Gas & Electric Co	3.500	08/15/46	141,306
200,000	Baltimore Gas & Electric Co	3.750	08/15/47	193,581
200,000	Baltimore Gas & Electric Co	4.250	09/15/48	210,607
325,000	Berkshire Hathaway Energy Co	2.400	02/01/20	324,413
200,000	Berkshire Hathaway Energy Co	2.375	01/15/21	199,164
200,000	Berkshire Hathaway Energy Co	2.800	01/15/23	200,551
350,000	Berkshire Hathaway Energy Co	3.500	02/01/25	358,594
175,000	Berkshire Hathaway Energy Co	3.250	04/15/28	174,032
200,000	Berkshire Hathaway Energy Co	5.150	11/15/43	231,581
500,000	Berkshire Hathaway Energy Co	4.500	02/01/45	532,478
400,000	Berkshire Hathaway Energy Co	3.800	07/15/48	383,086
400,000	Berkshire Hathaway Energy Co	4.450	01/15/49	424,787
200,000	Black Hills Corp	4.250	11/30/23	207,394
100,000	Black Hills Corp	3.950	01/15/26	101,653
119

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$100,000	Black Hills Corp	3.150%	01/15/27	$95,421
300,000	Black Hills Corp	4.350	05/01/33	309,613
200,000	Black Hills Corp	4.200	09/15/46	193,688
350,000	Carolina Power & Light Co	3.000	09/15/21	352,736
150,000	Carolina Power & Light Co	2.800	05/15/22	150,889
400,000	CenterPoint Energy Houston Electric LLC	2.250	08/01/22	394,359
200,000	CenterPoint Energy Houston Electric LLC	2.400	09/01/26	189,735
300,000	CenterPoint Energy Houston Electric LLC	3.000	02/01/27	296,128
100,000	CenterPoint Energy Houston Electric LLC	6.950	03/15/33	135,854
300,000	CenterPoint Energy Houston Electric LLC	3.950	03/01/48	307,841
500,000	CenterPoint Energy Houston Electric LLC	4.250	02/01/49	542,908
423,000	CenterPoint Energy Resources Corp	4.500	01/15/21	433,682
200,000	CenterPoint Energy Resources Corp	3.550	04/01/23	203,651
200,000	CenterPoint Energy Resources Corp	4.000	04/01/28	206,368
700,000	CenterPoint Energy Resources Corp	4.100	09/01/47	690,299
300,000	CenterPoint Energy, Inc	3.600	11/01/21	304,500
200,000	CenterPoint Energy, Inc	2.500	09/01/22	195,911
300,000	CenterPoint Energy, Inc	3.850	02/01/24	306,094
300,000	CenterPoint Energy, Inc	4.250	11/01/28	311,017
200,000	Cleco Corporate Holdings LLC	3.743	05/01/26	196,176
200,000	Cleco Corporate Holdings LLC	4.973	05/01/46	204,601
790,000	CMS Energy Corp	3.450	08/15/27	792,645
300,000	Columbia Pipeline Group, Inc	3.300	06/01/20	301,281
300,000	Columbia Pipeline Group, Inc	4.500	06/01/25	313,301
300,000	Columbia Pipeline Group, Inc	5.800	06/01/45	341,963
775,000	Commonwealth Edison Co	4.000	08/01/20	787,078
250,000	Commonwealth Edison Co	2.550	06/15/26	241,928
1,355,000	Commonwealth Edison Co	2.950	08/15/27	1,331,715
300,000	Commonwealth Edison Co	3.700	08/15/28	314,844
200,000	Commonwealth Edison Co	3.800	10/01/42	197,588
300,000	Commonwealth Edison Co	4.700	01/15/44	335,938
100,000	Commonwealth Edison Co	3.700	03/01/45	97,602
250,000	Commonwealth Edison Co	3.650	06/15/46	243,849
400,000	Commonwealth Edison Co	3.750	08/15/47	394,196
1,000,000	Commonwealth Edison Co	4.000	03/01/48	1,027,255
300,000	Commonwealth Edison Co	4.000	03/01/49	307,075
125,000	Connecticut Light & Power Co	3.200	03/15/27	125,022
400,000	Connecticut Light & Power Co	4.300	04/15/44	430,466
250,000	Connecticut Light & Power Co	4.150	06/01/45	267,651
400,000	Connecticut Light & Power Co	4.000	04/01/48	415,485
1,390,000	Consolidated Edison Co of New York, Inc	4.450	06/15/20	1,418,892
200,000	Consolidated Edison Co of New York, Inc	3.800	05/15/28	209,045
300,000	Consolidated Edison Co of New York, Inc	4.000	12/01/28	320,009
200,000	Consolidated Edison Co of New York, Inc	4.200	03/15/42	205,429
550,000	Consolidated Edison Co of New York, Inc	3.950	03/01/43	546,754
600,000	Consolidated Edison Co of New York, Inc	4.450	03/15/44	633,398
150,000	Consolidated Edison Co of New York, Inc	4.500	12/01/45	161,005
400,000	Consolidated Edison Co of New York, Inc	3.850	06/15/46	389,602
400,000	Consolidated Edison Co of New York, Inc	3.875	06/15/47	391,219
300,000	Consolidated Edison Co of New York, Inc	4.650	12/01/48	330,949
200,000	Consolidated Edison Co of New York, Inc	4.625	12/01/54	213,104
200,000	Consolidated Edison Co of New York, Inc	4.300	12/01/56	202,735
1,300,000	Consolidated Edison Co of New York, Inc	4.000	11/15/57	1,257,869
120

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$400,000	Consolidated Edison Co of New York, Inc	4.500%	05/15/58	$420,329
200,000	Consolidated Edison, Inc	2.000	03/15/20	198,287
100,000	Consolidated Edison, Inc	2.000	05/15/21	98,471
150,000	Consumers Energy Co	2.850	05/15/22	150,896
200,000	Consumers Energy Co	3.375	08/15/23	205,365
250,000	Consumers Energy Co	3.800	11/15/28	263,670
600,000	Consumers Energy Co	3.950	07/15/47	620,717
500,000	Consumers Energy Co	4.050	05/15/48	529,902
250,000	Consumers Energy Co	4.350	04/15/49	278,458
200,000	Delmarva Power & Light Co	4.150	05/15/45	205,202
500,000	Dominion Energy, Inc	2.579	07/01/20	497,289
500,000	Dominion Energy, Inc	4.250	06/01/28	524,914
500,000	Dominion Energy, Inc	4.600	03/15/49	519,307
150,000	Dominion Gas Holdings LLC	2.500	12/15/19	149,583
250,000	Dominion Gas Holdings LLC	2.800	11/15/20	249,987
200,000	Dominion Gas Holdings LLC	3.550	11/01/23	204,825
200,000	Dominion Gas Holdings LLC	3.600	12/15/24	203,122
200,000	Dominion Gas Holdings LLC	4.800	11/01/43	214,241
200,000	Dominion Gas Holdings LLC	4.600	12/15/44	210,576
200,000	Dominion Resources, Inc	4.700	12/01/44	212,258
100,000	DTE Electric Co	3.700	06/01/46	97,176
500,000	DTE Electric Co	3.750	08/15/47	498,384
1,000,000	DTE Electric Co	4.050	05/15/48	1,044,496
300,000	DTE Electric Co	3.950	03/01/49	309,153
200,000	DTE Energy Co	3.300	06/15/22	201,733
500,000	DTE Energy Co	3.700	08/01/23	512,100
400,000	DTE Energy Electric Company	3.450	10/01/20	403,890
200,000	DTE Energy Electric Company	3.850	12/01/23	206,623
200,000	DTE Energy Electric Company	3.650	03/15/24	207,455
200,000	DTE Energy Electric Company	3.500	06/01/24	202,584
200,000	DTE Energy Electric Company	4.000	04/01/43	206,845
125,000	Duke Energy Carolinas LLC	4.300	06/15/20	127,477
300,000	Duke Energy Carolinas LLC	3.350	05/15/22	309,184
200,000	Duke Energy Carolinas LLC	2.500	03/15/23	198,804
2,000,000	Duke Energy Carolinas LLC	3.050	03/15/23	2,029,152
200,000	Duke Energy Carolinas LLC	2.950	12/01/26	198,065
500,000	Duke Energy Carolinas LLC	3.950	11/15/28	532,921
300,000	Duke Energy Carolinas LLC	3.750	06/01/45	297,718
200,000	Duke Energy Carolinas LLC	3.875	03/15/46	201,785
1,750,000	Duke Energy Carolinas LLC	3.700	12/01/47	1,718,384
1,500,000	Duke Energy Carolinas LLC	3.950	03/15/48	1,537,360
250,000	Duke Energy Corp	1.800	09/01/21	244,010
300,000	Duke Energy Corp	3.050	08/15/22	302,487
300,000	Duke Energy Corp	3.950	10/15/23	311,119
1,375,000	Duke Energy Corp	2.650	09/01/26	1,310,326
300,000	Duke Energy Corp	4.800	12/15/45	325,482
2,000,000	Duke Energy Corp	3.750	09/01/46	1,874,358
1,200,000	Duke Energy Florida LLC	3.200	01/15/27	1,209,730
300,000	Duke Energy Florida LLC	3.800	07/15/28	313,489
500,000	Duke Energy Florida LLC	3.400	10/01/46	464,051
300,000	Duke Energy Florida LLC	4.200	07/15/48	316,078
300,000	Duke Energy Indiana LLC	3.750	05/15/46	292,565
121

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Duke Energy Ohio, Inc	3.650%	02/01/29	$207,833
200,000	Duke Energy Ohio, Inc	3.700	06/15/46	194,980
200,000	Duke Energy Ohio, Inc	4.300	02/01/49	214,120
300,000	Duke Energy Progress LLC	3.375	09/01/23	308,466
300,000	Duke Energy Progress LLC	3.250	08/15/25	306,861
300,000	Duke Energy Progress LLC	3.700	09/01/28	313,232
2,000,000	Duke Energy Progress LLC	3.450	03/15/29	2,049,529
300,000	Duke Energy Progress LLC	4.200	08/15/45	314,723
500,000	Duke Energy Progress LLC	3.700	10/15/46	489,028
200,000	Duke Energy Progress LLC	3.600	09/15/47	191,604
400,000	Duke Energy Progress, Inc	4.375	03/30/44	432,286
500,000	Duke Energy Progress, Inc	4.150	12/01/44	521,653
200,000	Edison International	2.125	04/15/20	198,479
200,000	Edison International	2.400	09/15/22	185,306
300,000	Edison International	4.125	03/15/28	283,454
200,000	El Paso Electric Co	5.000	12/01/44	210,916
300,000	Emera US Finance LP	2.700	06/15/21	297,333
800,000	Emera US Finance LP	3.550	06/15/26	791,164
300,000	Emera US Finance LP	4.750	06/15/46	311,807
50,000	Empresa Nacional de Electricidad S.A.	4.250	04/15/24	51,082
200,000	Entergy Arkansas LLC	4.200	04/01/49	206,913
125,000	Entergy Arkansas, Inc	3.750	02/15/21	126,926
175,000	Entergy Arkansas, Inc	3.700	06/01/24	181,702
600,000	Entergy Arkansas, Inc	3.500	04/01/26	611,550
200,000	Entergy Corp	5.125	09/15/20	204,297
200,000	Entergy Corp	4.000	07/15/22	205,546
300,000	Entergy Corp	2.950	09/01/26	288,492
200,000	Entergy Louisiana LLC	4.050	09/01/23	208,818
200,000	Entergy Louisiana LLC	2.400	10/01/26	189,032
200,000	Entergy Louisiana LLC	3.120	09/01/27	198,023
1,500,000	Entergy Louisiana LLC	4.000	03/15/33	1,577,223
300,000	Entergy Louisiana LLC	4.200	09/01/48	312,605
300,000	Entergy Louisiana LLC	4.200	04/01/50	313,429
200,000	Entergy Texas, Inc	4.000	03/30/29	207,724
200,000	Entergy Texas, Inc	4.500	03/30/39	210,890
500,000	Eversource Energy	2.500	03/15/21	497,156
300,000	Eversource Energy	2.750	03/15/22	299,937
300,000	Eversource Energy	3.800	12/01/23	310,788
300,000	Eversource Energy	2.900	10/01/24	297,849
200,000	Eversource Energy	3.300	01/15/28	197,887
300,000	Eversource Energy	4.250	04/01/29	318,963
825,000	Exelon Corp	2.850	06/15/20	824,183
1,122,000	Exelon Corp	2.450	04/15/21	1,109,164
1,000,000	Exelon Corp	3.497	06/01/22	1,010,491
300,000	Exelon Corp	3.950	06/15/25	310,725
200,000	Exelon Corp	3.400	04/15/26	199,890
500,000	Exelon Corp	4.950	06/15/35	531,561
200,000	Exelon Corp	4.450	04/15/46	206,488
150,000	Exelon Generation Co LLC	3.400	03/15/22	152,111
200,000	Exelon Generation Co LLC	4.250	06/15/22	207,527
500,000	FirstEnergy Corp	2.850	07/15/22	496,658
1,750,000	FirstEnergy Corp	3.900	07/15/27	1,776,995
1,250,000	FirstEnergy Corp	4.850	07/15/47	1,343,007
122

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$400,000		Florida Power & Light Co	2.750%	06/01/23	$402,391
500,000		Florida Power & Light Co	3.250	06/01/24	512,619
907,000		Florida Power & Light Co	3.125	12/01/25	920,963
100,000		Florida Power & Light Co	4.125	02/01/42	106,016
200,000		Florida Power & Light Co	4.050	06/01/42	210,522
450,000		Florida Power & Light Co	3.800	12/15/42	454,507
400,000		Florida Power & Light Co	4.050	10/01/44	420,696
500,000		Florida Power & Light Co	3.700	12/01/47	500,520
1,250,000		Florida Power & Light Co	3.950	03/01/48	1,306,188
500,000		Florida Power & Light Co	4.125	06/01/48	535,506
500,000		Florida Power & Light Co	3.990	03/01/49	524,585
1,200,000		Florida Power Corp	3.100	08/15/21	1,208,430
175,000		Fortis, Inc	2.100	10/04/21	171,212
675,000		Fortis, Inc	3.055	10/04/26	646,146
2,500,000		Georgia Power Co	2.000	09/08/20	2,477,180
100,000		Georgia Power Co	3.250	04/01/26	97,983
700,000		Georgia Power Co	3.250	03/30/27	678,601
700,000		Georgia Power Co	4.300	03/15/43	684,962
200,000		Great Plains Energy, Inc	4.850	06/01/21	206,098
200,000		Gulf Power Co	3.300	05/30/27	200,917
500,000		Indiana Michigan Power Co	3.850	05/15/28	522,113
225,000		Indiana Michigan Power Co	4.550	03/15/46	240,913
100,000		Indiana Michigan Power Co	3.750	07/01/47	95,502
300,000		Indiana Michigan Power Co	4.250	08/15/48	309,177
500,000		Interstate Power & Light Co	3.250	12/01/24	502,711
325,000		Interstate Power & Light Co	3.600	04/01/29	326,167
100,000		Interstate Power & Light Co	6.250	07/15/39	125,885
100,000		Interstate Power & Light Co	3.700	09/15/46	93,152
1,000,000		IPALCO Enterprises, Inc	3.700	09/01/24	1,006,763
300,000		ITC Holdings Corp	2.700	11/15/22	294,694
300,000		ITC Holdings Corp	3.650	06/15/24	302,109
100,000		ITC Holdings Corp	3.250	06/30/26	97,956
700,000		ITC Holdings Corp	3.350	11/15/27	691,903
200,000		Kansas City Power & Light Co	3.650	08/15/25	206,219
100,000		Kansas City Power & Light Co	5.300	10/01/41	116,983
650,000		Kansas City Power & Light Co	4.200	06/15/47	679,624
100,000		Kansas City Power & Light Co	4.200	03/15/48	104,050
300,000		Kansas City Power & Light Co	4.125	04/01/49	311,585
300,000	h	Kentucky Utilities Co	4.375	10/01/45	321,202
250,000		KeySpan Corp	5.803	04/01/35	285,074
320,000		LG&E and KU Energy LLC	3.750	11/15/20	323,560
300,000	h	Louisville Gas & Electric Co	4.250	04/01/49	315,763
1,500,000		MidAmerican Energy Co	3.100	05/01/27	1,509,246
400,000		MidAmerican Energy Co	3.650	04/15/29	416,697
200,000		MidAmerican Energy Co	4.800	09/15/43	227,897
200,000		MidAmerican Energy Co	4.400	10/15/44	218,690
200,000		MidAmerican Energy Co	4.250	05/01/46	212,468
500,000		MidAmerican Energy Co	3.950	08/01/47	511,077
1,000,000		MidAmerican Energy Co	3.650	08/01/48	973,578
300,000		MidAmerican Energy Co	4.250	07/15/49	319,435
1,032,000		MidAmerican Energy Holdings Co	5.950	05/15/37	1,280,143
500,000		Mississippi Power Co	3.950	03/30/28	506,368
123

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$750,000		Mississippi Power Co	4.250%	03/15/42	$723,707
100,000		National Fuel Gas Co	4.900	12/01/21	102,902
200,000		National Fuel Gas Co	3.750	03/01/23	200,679
300,000		National Fuel Gas Co	5.200	07/15/25	318,731
200,000		National Fuel Gas Co	3.950	09/15/27	192,176
200,000		National Fuel Gas Co	4.750	09/01/28	202,786
500,000		Nevada Power Co	2.750	04/15/20	500,553
1,000,000		Nevada Power Co	3.700	05/01/29	1,034,413
500,000		NextEra Energy Capital Holdings, Inc	3.342	09/01/20	503,706
500,000		NextEra Energy Capital Holdings, Inc	4.500	06/01/21	515,445
500,000		NextEra Energy Capital Holdings, Inc	2.900	04/01/22	500,594
300,000		NextEra Energy Capital Holdings, Inc	2.800	01/15/23	297,915
450,000		NextEra Energy Capital Holdings, Inc	3.150	04/01/24	452,244
750,000		NextEra Energy Capital Holdings, Inc	3.250	04/01/26	750,216
300,000		NextEra Energy Capital Holdings, Inc	3.500	04/01/29	299,795
150,000		NiSource Finance Corp	2.650	11/17/22	147,750
500,000		NiSource Finance Corp	3.650	06/15/23	508,871
800,000		NiSource Finance Corp	3.490	05/15/27	798,704
100,000		NiSource Finance Corp	5.950	06/15/41	117,240
200,000		NiSource Finance Corp	5.250	02/15/43	220,046
150,000		NiSource Finance Corp	4.800	02/15/44	157,984
815,000		NiSource Finance Corp	5.650	02/01/45	948,616
200,000		NiSource Finance Corp	3.950	03/30/48	190,744
800,000		Northern States Power Co	2.200	08/15/20	796,248
150,000		Northern States Power Co	2.150	08/15/22	147,508
300,000		Northern States Power Co	2.600	05/15/23	299,143
425,000		Northern States Power Co	5.350	11/01/39	512,865
175,000		Northern States Power Co	3.600	05/15/46	171,499
1,550,000		Northern States Power Co	3.600	09/15/47	1,517,083
200,000		NorthWestern Corp	4.176	11/15/44	204,262
200,000		NSTAR Electric Co	2.375	10/15/22	198,509
1,300,000		NSTAR Electric Co	3.200	05/15/27	1,301,919
200,000		Nvent Finance Sarl	3.950	04/15/23	199,524
200,000		Nvent Finance Sarl	4.550	04/15/28	201,144
300,000	g	Oglethorpe Power Corp	5.050	10/01/48	329,979
500,000		Oglethorpe Power Corp	5.250	09/01/50	547,087
600,000		Ohio Power Co	5.375	10/01/21	639,168
500,000		Ohio Power Co	4.150	04/01/48	521,831
200,000		Oklahoma Gas & Electric Co	3.800	08/15/28	204,899
200,000		Oklahoma Gas & Electric Co	4.150	04/01/47	203,340
200,000		Oklahoma Gas & Electric Co	3.850	08/15/47	193,279
150,000		Oncor Electric Delivery Co LLC	4.100	06/01/22	155,982
400,000		Oncor Electric Delivery Co LLC	2.950	04/01/25	399,844
500,000		Oncor Electric Delivery Co LLC	3.700	11/15/28	522,357
70,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	96,862
100,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	120,208
550,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	611,400
150,000		Oncor Electric Delivery Co LLC	5.300	06/01/42	181,540
300,000		Oncor Electric Delivery Co LLC	3.750	04/01/45	301,285
400,000		Oncor Electric Delivery Co LLC	3.800	09/30/47	403,544
200,000		Oncor Electric Delivery Co LLC	4.100	11/15/48	214,427
400,000		ONEOK Partners LP	3.375	10/01/22	403,532
200,000		ONEOK Partners LP	5.000	09/15/23	212,665
124

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$700,000	ONEOK Partners LP	4.900%	03/15/25	$744,994
130,000	ONEOK Partners LP	6.650	10/01/36	148,905
250,000	ONEOK Partners LP	6.850	10/15/37	295,887
100,000	ONEOK Partners LP	6.125	02/01/41	111,939
250,000	PacifiCorp	2.950	02/01/22	252,241
500,000	PacifiCorp	3.500	06/15/29	511,463
850,000	PacifiCorp	6.000	01/15/39	1,076,595
300,000	PacifiCorp	4.125	01/15/49	310,714
300,000	PacifiCorp	4.150	02/15/50	311,374
200,000	PECO Energy Co	1.700	09/15/21	195,384
150,000	PECO Energy Co	2.375	09/15/22	148,694
200,000	PECO Energy Co	3.150	10/15/25	202,030
200,000	PECO Energy Co	4.150	10/01/44	207,982
200,000	PECO Energy Co	3.700	09/15/47	195,901
1,200,000	PECO Energy Co	3.900	03/01/48	1,215,738
200,000	Piedmont Natural Gas Co, Inc	4.650	08/01/43	215,391
200,000	Pinnacle West Capital Corp	2.250	11/30/20	197,881
200,000	Potomac Electric Power Co	3.600	03/15/24	206,827
900,000	Potomac Electric Power Co	4.150	03/15/43	938,726
300,000	PPL Capital Funding, Inc	4.200	06/15/22	307,877
200,000	PPL Capital Funding, Inc	3.500	12/01/22	201,004
400,000	PPL Capital Funding, Inc	3.400	06/01/23	402,885
1,100,000	PPL Capital Funding, Inc	3.950	03/15/24	1,126,053
175,000	PPL Capital Funding, Inc	3.100	05/15/26	168,871
700,000	PPL Capital Funding, Inc	4.000	09/15/47	659,584
200,000	PPL Electric Utilities Corp	4.125	06/15/44	208,100
275,000	PPL Electric Utilities Corp	4.150	10/01/45	286,777
500,000	PPL Electric Utilities Corp	3.950	06/01/47	517,073
200,000	PPL Electric Utilities Corp	4.150	06/15/48	211,241
300,000	Progress Energy, Inc	3.150	04/01/22	302,195
500,000	PSEG Power LLC	3.000	06/15/21	497,754
250,000	PSEG Power LLC	3.850	06/01/23	256,240
150,000	Public Service Co of Colorado	2.250	09/15/22	148,115
250,000	Public Service Co of Colorado	3.700	06/15/28	260,827
200,000	Public Service Co of Colorado	3.800	06/15/47	199,728
100,000	Public Service Co of Colorado	4.100	06/15/48	105,471
300,000	Public Service Co of Colorado	4.050	09/15/49	313,545
100,000	Public Service Electric & Gas Co	1.900	03/15/21	98,883
300,000	Public Service Electric & Gas Co	3.250	09/01/23	307,483
300,000	Public Service Electric & Gas Co	2.250	09/15/26	282,382
1,450,000	Public Service Electric & Gas Co	3.000	05/15/27	1,429,133
250,000	Public Service Electric & Gas Co	3.700	05/01/28	260,486
200,000	Public Service Electric & Gas Co	3.800	01/01/43	200,340
600,000	Public Service Electric & Gas Co	3.800	03/01/46	600,118
200,000	Public Service Electric & Gas Co	3.600	12/01/47	195,100
250,000	Public Service Electric & Gas Co	4.050	05/01/48	261,787
500,000	Public Service Enterprise Group, Inc	2.000	11/15/21	485,547
500,000	Public Service Enterprise Group, Inc	2.650	11/15/22	495,965
1,585,000	Puget Energy, Inc	3.650	05/15/25	1,576,006
250,000	Puget Sound Energy, Inc	5.757	10/01/39	309,045
200,000	Puget Sound Energy, Inc	4.300	05/20/45	213,385
300,000	Puget Sound Energy, Inc	4.223	06/15/48	319,541
125

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$150,000	San Diego Gas & Electric Co	3.000%	08/15/21	$150,798
400,000	San Diego Gas & Electric Co	3.600	09/01/23	408,137
800,000	San Diego Gas & Electric Co	2.500	05/15/26	755,089
300,000	San Diego Gas & Electric Co	3.750	06/01/47	281,598
300,000	San Diego Gas & Electric Co	4.150	05/15/48	301,058
250,000	Scottish Power Ltd	5.810	03/15/25	276,933
200,000	Sempra Energy	2.400	02/01/20	199,099
200,000	Sempra Energy	2.850	11/15/20	199,623
150,000	Sempra Energy	2.875	10/01/22	147,862
500,000	Sempra Energy	2.900	02/01/23	492,848
500,000	Sempra Energy	4.050	12/01/23	511,730
200,000	Sempra Energy	3.750	11/15/25	199,621
1,300,000	Sempra Energy	3.250	06/15/27	1,244,834
500,000	Sempra Energy	3.400	02/01/28	482,702
500,000	Sempra Energy	3.800	02/01/38	458,927
500,000	Sempra Energy	4.000	02/01/48	456,233
869,000	Sierra Pacific Power Co	2.600	05/01/26	835,217
200,000	South Carolina Electric & Gas Co	4.250	08/15/28	215,953
50,000	South Carolina Electric & Gas Co	5.300	05/15/33	57,014
125,000	South Carolina Electric & Gas Co	5.450	02/01/41	148,881
121,000	South Carolina Electric & Gas Co	4.350	02/01/42	128,540
300,000	South Carolina Electric & Gas Co	4.600	06/15/43	326,665
500,000	Southern California Edison Co	2.900	03/01/21	496,388
500,000	Southern California Edison Co	2.400	02/01/22	485,327
100,000	Southern California Edison Co	3.400	06/01/23	99,260
500,000	Southern California Edison Co	3.700	08/01/25	497,167
750,000	Southern California Edison Co	3.650	03/01/28	736,954
500,000	Southern California Edison Co	4.200	03/01/29	507,291
185,000	Southern California Edison Co	6.050	03/15/39	214,388
300,000	Southern California Edison Co	4.500	09/01/40	300,072
500,000	Southern California Edison Co	4.650	10/01/43	511,340
450,000	Southern California Edison Co	3.600	02/01/45	394,830
1,062,000	Southern California Edison Co	4.000	04/01/47	994,172
1,350,000	Southern California Edison Co	4.125	03/01/48	1,294,048
500,000	Southern California Edison Co	4.875	03/01/49	529,182
200,000	Southern California Gas Co	3.200	06/15/25	199,492
200,000	Southern California Gas Co	2.600	06/15/26	191,086
150,000	Southern California Gas Co	3.750	09/15/42	145,510
500,000	Southern California Gas Co	4.125	06/01/48	514,943
300,000	Southern California Gas Co	4.300	01/15/49	321,947
400,000	Southern Co	2.350	07/01/21	395,380
1,400,000	Southern Co	3.250	07/01/26	1,373,652
400,000	Southern Co	4.250	07/01/36	395,223
400,000	Southern Co	4.400	07/01/46	403,213
200,000	Southern Co Gas Capital Corp	2.450	10/01/23	194,430
400,000	Southern Co Gas Capital Corp	3.250	06/15/26	390,450
100,000	Southern Co Gas Capital Corp	3.950	10/01/46	93,974
200,000	Southern Co Gas Capital Corp	4.400	05/30/47	201,395
550,000	Southern Natural Gas Co	4.400	06/15/21	565,782
200,000	Southern Power Co	4.150	12/01/25	207,164
300,000	Southern Power Co	4.950	12/15/46	303,266
150,000	Southwest Gas Corp	3.700	04/01/28	152,962
100,000	Southwest Gas Corp	3.800	09/29/46	93,995
126

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$500,000		Southwestern Electric Power Co	2.750%	10/01/26	$476,190
300,000		Southwestern Electric Power Co	4.100	09/15/28	312,217
750,000		Southwestern Electric Power Co	3.850	02/01/48	707,227
600,000		Southwestern Public Service Co	4.500	08/15/41	648,127
300,000		Southwestern Public Service Co	3.400	08/15/46	275,998
225,000		Southwestern Public Service Co	3.700	08/15/47	217,675
200,000		Southwestern Public Service Co	4.400	11/15/48	215,567
500,000	g	Suzano Austria GmbH	6.000	01/15/29	532,605
100,000		Tampa Electric Co	4.100	06/15/42	99,784
175,000		Tampa Electric Co	4.350	05/15/44	177,927
200,000		Tampa Electric Co	4.300	06/15/48	201,319
200,000		Tampa Electric Co	4.450	06/15/49	206,839
300,000		TC PipeLines LP	4.375	03/13/25	308,040
200,000		TC PipeLines LP	3.900	05/25/27	197,953
200,000		TECO Finance, Inc	5.150	03/15/20	204,090
12,000		Toledo Edison Co	7.250	05/01/20	12,494
300,000		TransAlta Corp	4.500	11/15/22	303,230
500,000		Transcontinental Gas Pipe Line Co LLC	7.850	02/01/26	625,566
500,000		Transcontinental Gas Pipe Line Co LLC	4.000	03/15/28	510,672
250,000		Transcontinental Gas Pipe Line Co LLC	4.600	03/15/48	254,410
200,000		Tucson Electric Power Co	3.050	03/15/25	196,555
200,000		Tucson Electric Power Co	4.850	12/01/48	222,056
200,000		Union Electric Co	2.950	06/15/27	197,814
300,000		Union Electric Co	3.500	03/15/29	307,847
100,000		Union Electric Co	8.450	03/15/39	154,062
100,000		Union Electric Co	3.900	09/15/42	101,968
100,000		Union Electric Co	3.650	04/15/45	97,936
200,000		Union Electric Co	4.000	04/01/48	207,980
100,000		United Utilities plc	6.875	08/15/28	119,027
825,000		Virginia Electric & Power Co	3.150	01/15/26	826,273
900,000		Virginia Electric & Power Co	2.950	11/15/26	881,754
3,000,000		Virginia Electric & Power Co	3.800	04/01/28	3,105,772
1,100,000		Virginia Electric & Power Co	4.000	11/15/46	1,105,961
700,000		Virginia Electric & Power Co	3.800	09/15/47	676,596
400,000		Virginia Electric & Power Co	4.600	12/01/48	442,403
409,000		Virginia Electric and Power Co	2.750	03/15/23	408,259
500,000		Virginia Electric and Power Co	3.450	02/15/24	513,811
250,000		Virginia Electric and Power Co	4.650	08/15/43	273,069
400,000		Virginia Electric and Power Co	4.450	02/15/44	424,823
200,000		Virginia Electric and Power Co	4.200	05/15/45	205,749
200,000		Washington Gas Light Co	3.796	09/15/46	192,431
200,000		WEC Energy Group, Inc	2.450	06/15/20	199,391
200,000		WEC Energy Group, Inc	3.375	06/15/21	202,398
500,000		WEC Energy Group, Inc	3.100	03/08/22	504,090
1,520,000		WEC Energy Group, Inc	3.550	06/15/25	1,546,795
100,000		Westar Energy, Inc	2.550	07/01/26	95,933
500,000		Westar Energy, Inc	4.125	03/01/42	513,821
175,000		Westar Energy, Inc	4.100	04/01/43	179,699
200,000		Wisconsin Electric Power Co	5.625	05/15/33	241,978
200,000		Wisconsin Electric Power Co	4.300	10/15/48	215,681
325,000		Wisconsin Power & Light Co	3.050	10/15/27	322,043
200,000		Wisconsin Public Service Corp	3.350	11/21/21	203,387
127

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$200,000		Wisconsin Public Service Corp	4.752%	11/01/44	$226,111
100,000		Xcel Energy, Inc	4.700	05/15/20	101,218
300,000		Xcel Energy, Inc	2.400	03/15/21	297,860
300,000		Xcel Energy, Inc	2.600	03/15/22	298,232
100,000		Xcel Energy, Inc	3.350	12/01/26	100,192
300,000		Xcel Energy, Inc	4.000	06/15/28	313,341
		TOTAL UTILITIES			200,238,981

		TOTAL CORPORATE BONDS			2,837,941,100
		(Cost $2,803,459,950)

GOVERNMENT BONDS - 71.9%

AGENCY SECURITIES - 1.4%
4,000,000		Federal Farm Credit Bank (FFCB)	2.375	03/27/20	4,008,220
3,000,000		FFCB	2.875	07/17/23	3,067,065
1,145,000		FFCB	3.500	12/20/23	1,204,363
16,000,000		Federal Home Loan Bank (FHLB)	1.875	03/13/20	15,912,080
7,500,000		FHLB	2.625	05/28/20	7,516,851
4,750,000		FHLB	2.625	10/01/20	4,769,496
20,000,000		FHLB	1.125	07/14/21	19,476,830
5,000,000		FHLB	3.250	11/16/28	5,257,553
29,500,000		Federal Home Loan Mortgage Corp (FHLMC)	2.375	01/13/22	29,605,361
2,000,000		FHLMC	2.750	06/19/23	2,035,693
5,000,000		Federal National Mortgage Association (FNMA)	1.500	11/30/20	4,930,508
1,000,000		FNMA	2.625	01/11/22	1,009,346
2,310,000	i	FNMA	2.301	09/25/22	2,289,872
1,000,000		FNMA	2.000	10/05/22	990,936
10,000,000		FNMA	2.375	01/19/23	10,038,377
1,000,000		FNMA	2.875	09/12/23	1,023,829
2,500,000		FNMA	2.500	02/05/24	2,524,620
13,700,000		FNMA	2.625	09/06/24	13,902,846
5,000,000		FNMA	6.625	11/15/30	6,890,532
1,000,000		FNMA	5.625	07/15/37	1,352,998
500,000		Hashemite Kingdom of Jordan Government AID Bond	2.503	10/30/20	500,952
1,300,000		Hashemite Kingdom of Jordan Government AID Bond	3.000	06/30/25	1,335,673
1,000,000		Iraq Government AID International Bond	2.149	01/18/22	994,087
800,000		Israel Government AID Bond	5.500	09/18/23	907,352
300,000		Israel Government AID Bond	5.500	04/26/24	344,133
375,000		Private Export Funding Corp (PEFCO)	1.450	08/15/19	373,514
550,000		PEFCO	2.250	03/15/20	548,441
200,000		PEFCO	2.300	09/15/20	199,791
400,000		PEFCO	2.050	11/15/22	394,595
200,000		PEFCO	3.250	06/15/25	206,630
750,000		Tennessee Valley Authority (TVA)	2.250	03/15/20	748,339
750,000		TVA	3.875	02/15/21	770,343
750,000		TVA	2.875	09/15/24	767,968
200,000		TVA	2.875	02/01/27	202,717
500,000		TVA	5.880	04/01/36	670,731
500,000		TVA	5.500	06/15/38	655,506
4,300,000		TVA	3.500	12/15/42	4,420,078
128

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,750,000	TVA	4.625%	09/15/60	$2,243,830
300,000	TVA	4.250	09/15/65	358,163
175,000	Tunisia Government AID Bonds	1.416	08/05/21	171,311
500,000	Ukraine Government AID Bonds	1.847	05/29/20	497,934
	TOTAL AGENCY SECURITIES			155,119,464

FOREIGN GOVERNMENT BONDS - 3.6%
500,000	African Development Bank	1.375	02/12/20	495,277
1,800,000	African Development Bank	1.875	03/16/20	1,789,572
850,000	African Development Bank	2.625	03/22/21	853,953
500,000	African Development Bank	1.250	07/26/21	487,816
450,000	African Development Bank	2.375	09/23/21	450,392
500,000	African Development Bank	2.125	11/16/22	496,291
2,000,000	African Development Bank	3.000	09/20/23	2,051,511
1,400,000	Agricultural Bank of China	2.750	05/21/20	1,396,645
500,000	Asian Development Bank	1.750	01/10/20	497,047
500,000	Asian Development Bank	1.500	01/22/20	496,062
5,000,000	Asian Development Bank	1.375	03/23/20	4,948,425
1,000,000	Asian Development Bank	1.625	08/26/20	988,874
1,000,000	Asian Development Bank	2.250	01/20/21	997,543
2,000,000	Asian Development Bank	1.625	03/16/21	1,971,071
4,000,000	Asian Development Bank	1.750	06/08/21	3,947,703
1,000,000	Asian Development Bank	2.125	11/24/21	994,570
600,000	Asian Development Bank	1.875	02/18/22	592,880
500,000	Asian Development Bank	1.875	08/10/22	492,650
750,000	Asian Development Bank	1.750	09/13/22	735,992
3,000,000	Asian Development Bank	2.750	03/17/23	3,046,686
500,000	Asian Development Bank	2.000	01/22/25	489,461
1,500,000	Asian Development Bank	2.000	04/24/26	1,454,760
1,000,000	Asian Development Bank	2.625	01/12/27	1,009,621
500,000	Asian Development Bank	2.375	08/10/27	494,101
500,000	Asian Development Bank	2.500	11/02/27	499,238
1,000,000	Asian Development Bank	2.750	01/19/28	1,017,260
75,000	Asian Development Bank	5.820	06/16/28	93,393
1,600,000	Canada Government International Bond	2.625	01/25/22	1,616,408
2,000,000	Canada Government International Bond	2.000	11/15/22	1,978,462
3,715,000	Chile Government International Bond	3.240	02/06/28	3,778,155
48,000	Chile Government International Bond	3.625	10/30/42	47,842
756,000	Chile Government International Bond	3.860	06/21/47	768,482
1,900,000	Colombia Government International Bond	4.375	07/12/21	1,952,250
600,000	Colombia Government International Bond	2.625	03/15/23	586,500
2,250,000	Colombia Government International Bond	4.000	02/26/24	2,319,772
2,500,000	Colombia Government International Bond	3.875	04/25/27	2,538,775
912,000	Colombia Government International Bond	4.500	03/15/29	963,072
1,250,000	Colombia Government International Bond	6.125	01/18/41	1,476,887
1,150,000	Colombia Government International Bond	5.625	02/26/44	1,296,280
3,100,000	Colombia Government International Bond	5.000	06/15/45	3,252,520
750,000	Colombia Government International Bond	5.200	05/15/49	806,850
500,000	Corp Andina de Fomento	2.200	07/18/20	494,820
500,000	Corp Andina de Fomento	2.125	09/27/21	489,130
500,000	Corp Andina de Fomento	3.250	02/11/22	501,850
527,000	Corp Andina de Fomento	4.375	06/15/22	546,504
129

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$750,000	Corp Andina de Fomento	2.750%	01/06/23	$740,610
750,000	Corp Andina de Fomento	3.750	11/23/23	770,917
300,000	Council of Europe Development Bank	1.875	01/27/20	298,495
1,000,000	Council of Europe Development Bank	1.625	03/16/21	985,369
1,000,000	Council of Europe Development Bank	2.625	02/13/23	1,009,917
1,000,000	Council Of Europe Development Bank	2.500	02/27/24	1,005,588
3,600,000	European Bank for Reconstruction & Development	1.750	11/26/19	3,580,956
1,300,000	European Bank for Reconstruction & Development	1.500	03/16/20	1,288,521
2,000,000	European Bank for Reconstruction & Development	2.750	04/26/21	2,015,261
750,000	European Bank for Reconstruction & Development	1.500	11/02/21	734,437
500,000	European Bank for Reconstruction & Development	1.875	02/23/22	493,561
1,500,000	European Bank for Reconstruction & Development	2.750	03/07/23	1,522,648
1,500,000	European Investment Bank	1.375	06/15/20	1,482,253
4,000,000	European Investment Bank	1.625	08/14/20	3,957,453
3,000,000	European Investment Bank	2.875	09/15/20	3,019,228
500,000	European Investment Bank	1.625	12/15/20	493,512
1,750,000	European Investment Bank	2.000	03/15/21	1,736,924
500,000	European Investment Bank	2.500	04/15/21	501,269
11,500,000	European Investment Bank	2.375	05/13/21	11,495,433
1,000,000	European Investment Bank	1.625	06/15/21	983,452
2,500,000	European Investment Bank	2.125	10/15/21	2,487,808
2,000,000	European Investment Bank	2.625	05/20/22	2,018,188
1,000,000	European Investment Bank	2.375	06/15/22	1,001,915
500,000	European Investment Bank	2.250	08/15/22	498,829
3,000,000	European Investment Bank	2.500	03/15/23	3,019,175
1,500,000	European Investment Bank	3.125	12/14/23	1,551,912
5,000,000	European Investment Bank	3.250	01/29/24	5,203,745
1,500,000	European Investment Bank	2.625	03/15/24	1,519,244
1,500,000	European Investment Bank	2.500	10/15/24	1,508,675
400,000	European Investment Bank	2.375	05/24/27	396,731
1,705,000	European Investment Bank	4.875	02/15/36	2,159,696
500,000	Export Development Canada	1.625	01/17/20	496,708
200,000	Export Development Canada	1.625	06/01/20	198,195
500,000	Export Development Canada	1.750	07/21/20	495,667
750,000	Export Development Canada	2.000	11/30/20	745,278
300,000	Export Development Canada	1.500	05/26/21	294,541
500,000	Export Development Canada	1.375	10/21/21	487,886
500,000	Export Development Canada	2.000	05/17/22	494,631
1,000,000	Export Development Canada	2.500	01/24/23	1,004,793
1,000,000	Export Development Canada	2.750	03/15/23	1,014,791
800,000	Export Development Canada	2.625	02/21/24	809,670
500,000	Export-Import Bank of Korea	1.750	05/26/19	499,390
300,000	Export-Import Bank of Korea	1.500	10/21/19	298,142
775,000	Export-Import Bank of Korea	5.125	06/29/20	797,863
750,000	Export-Import Bank of Korea	2.500	11/01/20	747,880
200,000	Export-Import Bank of Korea	2.125	02/11/21	197,503
250,000	Export-Import Bank of Korea	2.500	05/10/21	248,328
300,000	Export-Import Bank of Korea	1.875	10/21/21	293,161
300,000	Export-Import Bank of Korea	3.500	11/27/21	305,229
300,000	Export-Import Bank of Korea	5.000	04/11/22	317,837
2,000,000	Export-Import Bank of Korea	3.000	11/01/22	2,004,606
200,000	Export-Import Bank of Korea	3.625	11/27/23	205,453
500,000	Export-Import Bank of Korea	4.000	01/14/24	522,641
130

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$750,000	Export-Import Bank of Korea	2.875%	01/21/25	$742,402
250,000	Export-Import Bank of Korea	3.250	11/10/25	252,798
500,000	Export-Import Bank of Korea	2.625	05/26/26	482,176
500,000	Export-Import Bank of Korea	3.250	08/12/26	499,546
300,000	Export-Import Bank of Korea	2.375	04/21/27	282,201
100,000	Finland Government International Bond	6.950	02/15/26	124,204
450,000	FMS Wertmanagement AoeR	1.000	08/16/19	447,420
750,000	FMS Wertmanagement AoeR	1.750	01/24/20	745,617
500,000	FMS Wertmanagement AoeR	1.375	06/08/21	489,182
1,000,000	FMS Wertmanagement AoeR	2.000	08/01/22	989,190
1,500,000	FMS Wertmanagement AoeR	2.750	01/30/24	1,525,936
4,500,000	Hungary Government International Bond	5.750	11/22/23	4,981,198
750,000	Hungary Government International Bond	7.625	03/29/41	1,112,321
1,270,000	Hydro Quebec	9.400	02/01/21	1,422,308
200,000	Hydro Quebec	8.500	12/01/29	294,904
750,000	Indonesia Government International Bond	2.950	01/11/23	741,754
500,000	Indonesia Government International Bond	4.450	02/11/24	520,688
750,000	Indonesia Government International Bond	3.500	01/11/28	729,172
700,000	Indonesia Government International Bond	4.750	02/11/29	748,955
875,000	Indonesia Government International Bond	4.350	01/11/48	861,282
600,000	Indonesia Government International Bond	5.350	02/11/49	665,204
3,350,000	Inter-American Development Bank	1.375	07/15/20	3,306,956
5,000,000	Inter-American Development Bank	2.625	04/19/21	5,025,751
500,000	Inter-American Development Bank	2.125	01/18/22	497,702
1,000,000	Inter-American Development Bank	3.000	09/26/22	1,022,852
3,000,000	Inter-American Development Bank	2.500	01/18/23	3,020,375
1,500,000	Inter-American Development Bank	2.625	01/16/24	1,517,977
500,000	Inter-American Development Bank	2.125	01/15/25	491,223
1,500,000	Inter-American Development Bank	2.000	06/02/26	1,456,952
1,000,000	Inter-American Development Bank	2.375	07/07/27	990,336
2,000,000	Inter-American Development Bank	3.125	09/18/28	2,092,982
1,450,000	Inter-American Development Bank	3.200	08/07/42	1,486,231
300,000	Inter-American Development Bank	4.375	01/24/44	368,847
2,000,000	International Bank for Reconstruction & Development	1.875	04/21/20	1,988,227
1,000,000	International Bank for Reconstruction & Development	1.125	08/10/20	983,366
1,800,000	International Bank for Reconstruction & Development	1.625	09/04/20	1,780,774
3,750,000	International Bank for Reconstruction & Development	1.625	03/09/21	3,698,692
9,250,000	International Bank for Reconstruction & Development	1.375	05/24/21	9,062,751
1,500,000	International Bank for Reconstruction & Development	2.000	01/26/22	1,488,353
5,400,000	International Bank for Reconstruction & Development	7.625	01/19/23	6,417,862
500,000	International Bank for Reconstruction & Development	2.125	02/13/23	496,852
2,000,000	International Bank for Reconstruction & Development	2.500	03/19/24	2,016,175
131

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,600,000	International Bank for Reconstruction & Development	2.500%	11/25/24	$1,610,009
4,500,000	International Bank for Reconstruction & Development	2.500	07/29/25	4,518,628
500,000	International Bank for Reconstruction & Development	3.125	11/20/25	520,765
834,000	International Bank for Reconstruction & Development	4.750	02/15/35	1,030,349
1,000,000	International Finance Corp	1.750	03/30/20	992,554
2,750,000	International Finance Corp	1.625	07/16/20	2,721,513
2,500,000	International Finance Corp	2.250	01/25/21	2,494,625
500,000	International Finance Corp	2.000	10/24/22	494,402
1,300,000	International Finance Corp	2.875	07/31/23	1,326,563
705,000	Israel Government International Bond	4.000	06/30/22	734,653
300,000	Israel Government International Bond	3.150	06/30/23	305,148
1,000,000	Israel Government International Bond	2.875	03/16/26	997,167
1,500,000	Israel Government International Bond	4.500	01/30/43	1,621,645
1,500,000	Italy Government International Bond	6.875	09/27/23	1,667,530
1,374,000	Italy Government International Bond	5.375	06/15/33	1,467,734
1,000,000	Japan Bank for International Cooperation	2.250	02/24/20	997,523
300,000	Japan Bank for International Cooperation	2.125	06/01/20	298,575
1,350,000	Japan Bank for International Cooperation	2.125	07/21/20	1,343,601
300,000	Japan Bank for International Cooperation	2.125	11/16/20	298,053
250,000	Japan Bank for International Cooperation	1.875	04/20/21	246,866
750,000	Japan Bank for International Cooperation	1.500	07/21/21	733,917
500,000	Japan Bank for International Cooperation	2.500	06/01/22	499,189
1,250,000	Japan Bank for International Cooperation	2.375	07/21/22	1,242,809
300,000	Japan Bank for International Cooperation	2.375	11/16/22	298,198
1,050,000	Japan Bank for International Cooperation	3.375	07/31/23	1,083,089
750,000	Japan Bank for International Cooperation	3.375	10/31/23	774,280
500,000	Japan Bank for International Cooperation	2.125	02/10/25	484,779
5,750,000	Japan Bank for International Cooperation	2.750	01/21/26	5,758,566
400,000	Japan Bank for International Cooperation	2.375	04/20/26	391,792
1,500,000	Japan Bank for International Cooperation	1.875	07/21/26	1,412,565
1,000,000	Japan Bank for International Cooperation	2.875	06/01/27	1,002,288
750,000	Japan Bank for International Cooperation	2.875	07/21/27	751,202
300,000	Japan Bank for International Cooperation	2.750	11/16/27	297,495
750,000	Japan Bank for International Cooperation	3.500	10/31/28	790,105
350,000	Japan International Cooperation Agency	2.125	10/20/26	333,653
500,000	Japan International Cooperation Agency	3.375	06/12/28	519,933
500,000	Korea Development Bank	2.500	03/11/20	498,787
300,000	Korea Development Bank	2.500	01/13/21	298,652
500,000	Korea Development Bank	2.625	02/27/22	497,356
500,000	Korea Development Bank	3.000	03/19/22	502,752
200,000	Korea Development Bank	3.000	09/14/22	200,949
1,000,000	Korea Development Bank	3.375	03/12/23	1,020,147
500,000	Korea Development Bank	2.750	03/19/23	498,469
500,000	Korea Development Bank	3.750	01/22/24	519,785
500,000	Korea Development Bank	3.250	02/19/24	508,538
200,000	Korea Development Bank	3.375	09/16/25	204,473
400,000	Korea Development Bank	3.000	01/13/26	394,174
500,000	Korea Government International Bond	3.875	09/11/23	530,160
1,500,000	Korea Government International Bond	2.750	01/19/27	1,484,310
132

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$400,000	Korea Government International Bond	4.125%	06/10/44	$445,250
7,525,000	Kreditanstalt fuer Wiederaufbau	4.000	01/27/20	7,618,348
3,650,000	Kreditanstalt fuer Wiederaufbau	1.750	03/31/20	3,624,769
6,750,000	Kreditanstalt fuer Wiederaufbau	1.875	06/30/20	6,705,798
1,500,000	Kreditanstalt fuer Wiederaufbau	2.750	10/01/20	1,507,727
1,500,000	Kreditanstalt fuer Wiederaufbau	1.875	11/30/20	1,488,056
1,000,000	Kreditanstalt fuer Wiederaufbau	1.875	12/15/20	991,369
4,000,000	Kreditanstalt fuer Wiederaufbau	2.625	04/12/21	4,019,760
1,500,000	Kreditanstalt fuer Wiederaufbau	1.500	06/15/21	1,472,518
1,500,000	Kreditanstalt fuer Wiederaufbau	2.000	11/30/21	1,488,015
1,600,000	Kreditanstalt fuer Wiederaufbau	2.625	01/25/22	1,613,346
1,000,000	Kreditanstalt fuer Wiederaufbau	2.500	02/15/22	1,005,042
1,000,000	Kreditanstalt fuer Wiederaufbau	2.125	03/07/22	995,002
1,000,000	Kreditanstalt fuer Wiederaufbau	2.125	06/15/22	994,388
2,750,000	Kreditanstalt fuer Wiederaufbau	2.000	10/04/22	2,718,928
2,900,000	Kreditanstalt fuer Wiederaufbau	2.375	12/29/22	2,905,397
2,000,000	Kreditanstalt fuer Wiederaufbau	2.500	11/20/24	2,013,419
7,000,000	Kreditanstalt fuer Wiederaufbau	2.000	05/02/25	6,840,097
6,000,000	Kreditanstalt fuer Wiederaufbau	2.875	04/03/28	6,181,740
1,000,000	Landwirtschaftliche Rentenbank	3.125	11/14/23	1,032,053
500,000	Landwirtschaftliche Rentenbank	2.000	01/13/25	488,191
750,000	Landwirtschaftliche Rentenbank	2.375	06/10/25	746,681
1,000,000	Landwirtschaftliche Rentenbank	1.750	07/27/26	948,327
1,125,000	Mexico Government International Bond	4.125	01/21/26	1,148,625
8,010,000	Mexico Government International Bond	4.150	03/28/27	8,143,767
5,931,000	Mexico Government International Bond	3.750	01/11/28	5,858,049
1,000,000	Mexico Government International Bond	4.500	04/22/29	1,035,500
461,000	Mexico Government International Bond	6.750	09/27/34	561,549
730,000	Mexico Government International Bond	6.050	01/11/40	832,200
1,474,000	Mexico Government International Bond	4.750	03/08/44	1,447,468
1,678,000	Mexico Government International Bond	5.550	01/21/45	1,835,732
505,000	Mexico Government International Bond	4.600	01/23/46	486,568
500,000	Mexico Government International Bond	4.350	01/15/47	467,500
2,000,000	Mexico Government International Bond	4.600	02/10/48	1,932,000
950,000	Mexico Government International Bond	5.750	10/12/10	972,325
1,000,000	Nordic Investment Bank	2.250	02/01/21	997,192
2,500,000	Nordic Investment Bank	2.250	09/30/21	2,493,625
2,300,000	North American Development Bank	2.400	10/26/22	2,271,252
250,000	Panama Government International Bond	4.000	09/22/24	261,125
1,000,000	Panama Government International Bond	3.750	03/16/25	1,031,510
300,000	Panama Government International Bond	7.125	01/29/26	366,000
1,000,000	Panama Government International Bond	3.875	03/17/28	1,038,510
692,000	Panama Government International Bond	6.700	01/26/36	903,060
750,000	Panama Government International Bond	4.500	05/15/47	791,025
1,750,000	Panama Government International Bond	4.500	04/16/50	1,827,000
700,000	Panama Government International Bond	4.300	04/29/53	714,210
925,000	Peruvian Government International Bond	7.350	07/21/25	1,164,113
2,100,000	Peruvian Government International Bond	4.125	08/25/27	2,291,121
1,100,000	Peruvian Government International Bond	6.550	03/14/37	1,480,875
700,000	Peruvian Government International Bond	5.625	11/18/50	898,100
225,000	Philippine Government International Bond	4.200	01/21/24	237,193
2,219,000	Philippine Government International Bond	3.000	02/01/28	2,190,808
133

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$650,000	Philippine Government International Bond	3.750%	01/14/29	$678,926
4,083,000	Philippine Government International Bond	3.950	01/20/40	4,288,906
300,000	Philippine Government International Bond	3.700	03/01/41	304,406
3,793,000	Philippine Government International Bond	3.700	02/02/42	3,847,043
2,285,000	Poland Government International Bond	6.375	07/15/19	2,307,887
67,000	Poland Government International Bond	5.125	04/21/21	70,183
1,140,000	Poland Government International Bond	5.000	03/23/22	1,208,568
990,000	Poland Government International Bond	3.000	03/17/23	996,012
1,000,000	Poland Government International Bond	4.000	01/22/24	1,045,390
1,000,000	Poland Government International Bond	3.250	04/06/26	1,015,351
2,500,000	Province of Alberta Canada	2.200	07/26/22	2,466,743
750,000	Province of Alberta Canada	3.350	11/01/23	774,568
500,000	Province of Alberta Canada	2.950	01/23/24	508,269
500,000	Province of Alberta Canada	3.300	03/15/28	519,093
200,000	Province of British Columbia Canada	2.650	09/22/21	201,042
1,800,000	Province of British Columbia Canada	2.000	10/23/22	1,772,564
500,000	Province of Manitoba Canada	2.050	11/30/20	496,042
1,300,000	Province of Manitoba Canada	3.050	05/14/24	1,328,120
500,000	Province of Manitoba Canada	2.125	06/22/26	478,645
500,000	Province of New Brunswick Canada	3.625	02/24/28	527,582
200,000	Province of Nova Scotia Canada	8.250	07/30/22	233,835
4,530,000	Province of Ontario Canada	4.400	04/14/20	4,614,205
500,000	Province of Ontario Canada	2.550	02/12/21	500,580
2,000,000	Province of Ontario Canada	2.400	02/08/22	1,995,990
800,000	Province of Ontario Canada	2.450	06/29/22	798,150
500,000	Province of Ontario Canada	3.400	10/17/23	517,687
1,000,000	Province of Ontario Canada	3.050	01/29/24	1,022,297
1,500,000	Province of Ontario Canada	3.200	05/16/24	1,544,685
1,000,000	Province of Ontario Canada	2.500	04/27/26	987,028
1,420,000	Province of Quebec Canada	3.500	07/29/20	1,438,719
3,100,000	Province of Quebec Canada	2.625	02/13/23	3,111,999
200,000	Province of Quebec Canada	7.125	02/09/24	238,902
500,000	Province of Quebec Canada	2.875	10/16/24	507,558
3,500,000	Province of Quebec Canada	2.500	04/20/26	3,464,534
500,000	Province of Quebec Canada	2.750	04/12/27	501,160
201,000	Province of Quebec Canada	7.500	09/15/29	283,490
100,000	Province of Saskatchewan Canada	8.500	07/15/22	117,399
800,000	Republic of Hungary International Bond	6.250	01/29/20	822,827
500,000	Svensk Exportkredit AB	1.750	05/18/20	496,100
200,000	Svensk Exportkredit AB	1.875	06/23/20	198,634
2,300,000	Svensk Exportkredit AB	1.750	08/28/20	2,277,976
500,000	Svensk Exportkredit AB	1.750	03/10/21	493,635
500,000	Svensk Exportkredit AB	2.875	05/22/21	504,652
400,000	Svensk Exportkredit AB	3.125	11/08/21	407,276
500,000	Svensk Exportkredit AB	2.375	03/09/22	499,118
1,250,000	Svensk Exportkredit AB	2.875	03/14/23	1,270,553
200,343	Uruguay Government International Bond	4.500	08/14/24	210,360
1,064,001	Uruguay Government International Bond	4.375	10/27/27	1,120,925
2,436,286	Uruguay Government International Bond	4.375	01/23/31	2,553,228
500,000	Uruguay Government International Bond	4.125	11/20/45	487,500
1,313,907	Uruguay Government International Bond	5.100	06/18/50	1,396,026
1,125,000	Uruguay Government International Bond	4.975	04/20/55	1,172,813
	TOTAL FOREIGN GOVERNMENT BONDS			411,402,681
134

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
MORTGAGE BACKED - 27.6%
$24,391	i	Federal Home Loan Mortgage Corp (FHLMC)	DGS1 + 2.250%	4.275%	04/01/35	$25,697
4,260	i	FHLMC	DGS1 + 2.125%	4.513	10/01/35	4,471
78,552	i	FHLMC	DGS1 + 2.255%	4.867	02/01/36	82,784
18,582	i	FHLMC	LIBOR 12 M + 1.791%	4.381	07/01/36	19,493
34,960	i	FHLMC	LIBOR 6 M + 1.595%	4.281	09/01/36	36,016
53,728	i	FHLMC	LIBOR 6 M + 1.751%	4.526	09/01/36	55,894
47,287	i	FHLMC	DGS1 + 2.247%	4.685	09/01/36	49,645
14,118	i	FHLMC	DGS1 + 2.250%	4.846	01/01/37	14,868
3,236	i	FHLMC	DGS1 + 2.250%	4.823	02/01/37	3,409
5,049	i	FHLMC	LIBOR 12 M + 1.765%	4.890	02/01/37	5,304
153,935	i	FHLMC	LIBOR 12 M + 1.804%	4.666	03/01/37	161,825
48,850	i	FHLMC	LIBOR 12 M + 1.702%	4.048	04/01/37	50,845
107,211	i	FHLMC	DGS1 + 2.250%	4.851	04/01/37	112,878
14,441	i	FHLMC	LIBOR 12 M + 2.117%	4.727	05/01/37	15,359
9,158	i	FHLMC	LIBOR 12 M + 1.750%	4.349	06/01/37	9,606
88,699	i	FHLMC	DGS1 + 2.279%	4.431	06/01/37	93,610
46,816	i	FHLMC	LIBOR 6 M + 1.525%	4.310	08/01/37	48,269
72,110	i	FHLMC	LIBOR 12 M + 0.905%	3.655	09/01/37	73,095
22,866	i	FHLMC	LIBOR 6 M + 1.422%	4.264	09/01/37	23,271
239	i	FHLMC	LIBOR 12 M + 1.795%	4.545	09/01/37	241
9,797	i	FHLMC	LIBOR 12 M + 2.058%	4.662	02/01/38	10,379
49,341	i	FHLMC	LIBOR 12 M + 2.055%	4.363	04/01/38	51,995
18,832	i	FHLMC	LIBOR 12 M + 2.004%	4.274	06/01/38	19,766
7,349	i	FHLMC	LIBOR 12 M + 1.625%	4.375	07/01/38	7,660
5,698	i	FHLMC	LIBOR 12 M + 1.861%	4.564	06/01/40	5,970
36,763	i	FHLMC	LIBOR 12 M + 1.880%	4.630	07/01/40	38,194
62,644	i	FHLMC	LIBOR 12 M + 1.885%	4.987	01/01/41	65,406
4,238	i	FHLMC	LIBOR 12 M + 1.880%	4.287	05/01/41	4,401
213,334	i	FHLMC	LIBOR 12 M + 1.865%	4.656	08/01/41	223,038
111,368	i	FHLMC	LIBOR 12 M + 1.750%	4.500	09/01/41	115,472
25,852	i	FHLMC	LIBOR 12 M + 1.860%	4.610	10/01/41	26,926
19,443,671	h	FHLMC		4.000	08/01/48	20,065,254
133		Federal Home Loan Mortgage Corp Gold (FGLMC)		4.000	05/01/19	138
610		FGLMC		4.500	05/01/19	621
3,985		FGLMC		4.500	06/01/19	4,056
4,373		FGLMC		4.000	10/01/19	4,515
1,181		FGLMC		5.500	11/01/19	1,183
26,870		FGLMC		4.500	12/01/19	27,349
3,369		FGLMC		4.500	01/01/20	3,429
12		FGLMC		4.500	02/01/20	12
1,516		FGLMC		4.500	02/01/20	1,543
2,176		FGLMC		5.000	05/01/20	2,191
15,282		FGLMC		5.000	05/01/20	15,385
1,888		FGLMC		4.500	07/01/20	1,922
4,222		FGLMC		5.000	07/01/20	4,250
525		FGLMC		7.000	10/01/20	526
1,525		FGLMC		5.000	12/01/20	1,549
46,202		FGLMC		4.000	05/01/21	47,695
26,859		FGLMC		4.500	06/01/21	27,337
44,147		FGLMC		4.500	06/01/21	44,933
135

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$20,494	FGLMC	5.000%	07/01/21	$20,632
4,648	FGLMC	5.500	07/01/21	4,733
679,361	FGLMC	3.000	12/01/21	686,103
4,294	FGLMC	5.000	10/01/22	4,427
3,359	FGLMC	6.000	11/01/22	3,473
34,454	FGLMC	5.000	04/01/23	35,779
2,340	FGLMC	4.500	05/01/23	2,411
32,715	FGLMC	5.000	05/01/23	34,618
8,694	FGLMC	5.000	10/01/23	9,033
5,130	FGLMC	5.500	10/01/23	5,494
7,997	FGLMC	5.000	11/01/23	8,462
16,399	FGLMC	5.000	03/01/24	17,352
3,677	FGLMC	4.500	04/01/24	3,789
1,660	FGLMC	4.500	05/01/24	1,711
12,099	FGLMC	4.500	06/01/24	12,470
108,062	FGLMC	4.000	07/01/24	111,555
46,054	FGLMC	4.000	07/01/24	47,543
15,489	FGLMC	5.500	07/01/24	16,077
98,025	FGLMC	4.000	08/01/24	101,194
16,350	FGLMC	4.500	09/01/24	16,849
7,935	FGLMC	4.500	09/01/24	8,176
4,413	FGLMC	4.500	09/01/24	4,548
4,679	FGLMC	5.500	09/01/24	5,011
132,836	FGLMC	4.000	10/01/24	137,130
4,098	FGLMC	4.500	10/01/24	4,224
17,987	FGLMC	4.500	10/01/24	18,772
3,250	FGLMC	4.500	11/01/24	3,338
13,544	FGLMC	4.500	12/01/24	13,961
7,157	FGLMC	4.500	02/01/25	7,362
185,901	FGLMC	4.000	03/01/25	191,910
5,213	FGLMC	4.500	06/01/25	5,373
9,327	FGLMC	4.500	07/01/25	9,614
213,751	FGLMC	3.500	10/01/25	218,913
109,376	FGLMC	4.000	10/01/25	112,912
373,757	FGLMC	3.500	11/01/25	382,784
235,695	FGLMC	3.500	11/01/25	241,387
105,576	FGLMC	3.500	12/01/25	108,126
61,386	FGLMC	3.000	01/01/26	62,198
779,187	FGLMC	3.500	01/01/26	798,005
66,640	FGLMC	4.000	04/01/26	68,799
136,096	FGLMC	4.000	05/01/26	140,555
28,872	FGLMC	5.500	07/01/26	30,917
415,323	FGLMC	4.000	08/01/26	428,866
3,130	FGLMC	6.000	08/01/26	3,388
140,882	FGLMC	3.000	09/01/26	142,747
376,581	FGLMC	3.000	10/01/26	381,559
498,497	FGLMC	3.500	10/01/26	510,536
14,272	FGLMC	5.000	10/01/26	15,102
4,119	FGLMC	5.500	10/01/26	4,410
2,157,179	FGLMC	3.000	02/01/27	2,185,712
1,344,564	FGLMC	2.500	05/01/27	1,344,910
1,409,710	FGLMC	2.500	11/01/27	1,410,074
55,890	FGLMC	6.000	12/01/27	60,494
136

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,129,690	FGLMC	2.500%	01/01/28	$1,129,981
2,904,016	FGLMC	2.500	03/01/28	2,904,765
66,138	FGLMC	5.000	03/01/28	69,985
1,590,319	FGLMC	2.500	05/01/28	1,590,728
7,336	FGLMC	5.500	05/01/28	7,855
4,492,973	FGLMC	2.500	07/01/28	4,494,127
4,107,914	FGLMC	2.500	07/01/28	4,108,970
1,052,148	FGLMC	3.000	10/01/28	1,066,092
50,894	FGLMC	5.500	01/01/29	54,499
2,369	FGLMC	6.500	01/01/29	2,623
9,633	FGLMC	4.000	02/01/29	9,917
2,129,515	FGLMC	3.500	03/01/29	2,184,542
550	FGLMC	6.500	03/01/29	611
4,095,825	FGLMC	3.000	07/01/29	4,150,043
10,847	FGLMC	6.500	07/01/29	12,011
14,915	FGLMC	5.000	12/01/29	15,795
11,165,474	FGLMC	2.500	05/01/30	11,138,594
26,457	FGLMC	4.000	08/01/30	27,526
176,867	FGLMC	4.500	01/01/31	186,070
416	FGLMC	8.000	01/01/31	441
183,296	FGLMC	4.000	03/01/31	190,708
22,784	FGLMC	4.000	05/01/31	23,706
164,166	FGLMC	4.500	05/01/31	172,714
80,638	FGLMC	4.000	06/01/31	83,902
220,106	FGLMC	4.000	08/01/31	229,002
217,754	FGLMC	4.000	09/01/31	226,572
3,239	FGLMC	6.500	09/01/31	3,728
9,457	FGLMC	8.000	09/01/31	10,452
113,153	FGLMC	3.500	11/01/31	116,457
15,453,678	FGLMC	2.500	12/01/31	15,373,804
41,582	FGLMC	7.000	12/01/31	46,064
14,073	FGLMC	6.500	01/01/32	16,090
34,601	FGLMC	6.000	02/01/32	38,143
1,810,496	FGLMC	3.000	03/01/32	1,832,383
15,000	FGLMC	7.000	04/01/32	17,221
13,404	FGLMC	6.500	05/01/32	14,884
1,230,182	FGLMC	3.500	09/01/32	1,266,123
9,158	FGLMC	5.500	11/01/32	10,026
21,490,913	FGLMC	3.000	01/01/33	21,704,207
12,282	FGLMC	6.000	02/01/33	13,540
47,439	FGLMC	5.000	03/01/33	51,091
16,705	FGLMC	6.000	03/01/33	18,081
20,089	FGLMC	6.000	03/01/33	21,744
33,352	FGLMC	5.000	04/01/33	35,820
5,499	FGLMC	6.000	04/01/33	6,063
336,280	FGLMC	5.000	06/01/33	360,380
106,714	FGLMC	5.500	06/01/33	117,117
2,302,701	FGLMC	3.500	07/01/33	2,369,991
43,968	FGLMC	4.500	07/01/33	46,532
11,168,248	FGLMC	4.000	08/01/33	11,530,775
3,743	FGLMC	5.000	08/01/33	4,032
14,025	FGLMC	6.500	08/01/33	15,744
137

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$141,390	FGLMC	5.000%	09/01/33	$153,875
57,702	FGLMC	5.500	09/01/33	63,663
80,578	FGLMC	5.500	09/01/33	89,747
19,946	FGLMC	5.500	09/01/33	21,636
63,750	FGLMC	5.500	09/01/33	69,684
28,073	FGLMC	4.000	10/01/33	28,975
7,162	FGLMC	5.000	10/01/33	7,716
109,887	FGLMC	5.500	10/01/33	121,676
8,888,257	FGLMC	3.500	11/01/33	9,107,603
77,726	FGLMC	5.500	12/01/33	85,224
25,198	FGLMC	5.500	12/01/33	27,695
297,361	FGLMC	7.000	12/01/33	341,304
239,699	FGLMC	5.000	01/01/34	258,370
4,121,185	FGLMC	3.000	02/01/34	4,162,087
5,398	FGLMC	5.500	02/01/34	5,935
29,910	FGLMC	5.000	03/01/34	32,218
32,406	FGLMC	5.500	03/01/34	35,613
91,474	FGLMC	5.000	05/01/34	98,563
33,918	FGLMC	4.500	06/01/34	35,910
69,037	FGLMC	5.000	06/01/34	74,372
20,888	FGLMC	5.500	06/01/34	22,895
15,451	FGLMC	6.000	06/01/34	17,037
50,186	FGLMC	6.000	09/01/34	55,344
4,740,664	FGLMC	3.500	10/01/34	4,870,430
7,348	FGLMC	5.000	11/01/34	7,918
255,852	FGLMC	5.500	11/01/34	280,996
245,356	FGLMC	5.000	12/01/34	263,917
46,588	FGLMC	5.500	12/01/34	51,224
11,965	FGLMC	5.500	12/01/34	12,813
4,098	FGLMC	5.500	01/01/35	4,507
2,067	FGLMC	5.500	01/01/35	2,273
24,962	FGLMC	5.500	01/01/35	27,420
101,415	FGLMC	4.500	04/01/35	107,357
13,841	FGLMC	6.000	05/01/35	15,253
85,520	FGLMC	6.000	05/01/35	92,975
90,096	FGLMC	7.000	05/01/35	102,800
20,370	FGLMC	5.500	06/01/35	22,398
13,316	FGLMC	5.500	06/01/35	14,640
6,316	FGLMC	5.000	07/01/35	6,801
373,510	FGLMC	5.000	07/01/35	402,604
34,944	FGLMC	6.000	07/01/35	37,822
496,088	FGLMC	5.000	08/01/35	534,672
15,015	FGLMC	5.500	08/01/35	16,079
87,056	FGLMC	6.000	08/01/35	94,228
7,150	FGLMC	4.500	09/01/35	7,569
78,226	FGLMC	5.000	10/01/35	84,589
43,119	FGLMC	5.000	10/01/35	46,443
20,320	FGLMC	5.000	10/01/35	21,830
254,300	FGLMC	5.500	10/01/35	272,433
64,156	FGLMC	5.000	12/01/35	69,104
8,128	FGLMC	5.000	12/01/35	8,760
30,793	FGLMC	6.000	01/01/36	33,922
15,938	FGLMC	5.000	02/01/36	17,178
138

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$6,312	FGLMC	5.000%	02/01/36	$6,802
7,745	FGLMC	6.000	02/01/36	8,527
78,806	FGLMC	5.500	04/01/36	85,077
15,910	FGLMC	5.500	05/01/36	17,471
277,555	FGLMC	6.000	06/01/36	304,185
71,504	FGLMC	5.000	07/01/36	77,078
98,365	FGLMC	6.000	07/01/36	108,377
14,540	FGLMC	6.000	08/01/36	16,008
6,972	FGLMC	6.000	09/01/36	7,546
287,295	FGLMC	5.500	10/01/36	315,516
159,918	FGLMC	5.500	10/01/36	175,216
43,049	FGLMC	6.500	10/01/36	48,280
12,640	FGLMC	5.500	11/01/36	13,888
29,760	FGLMC	6.000	11/01/36	32,818
181,810	FGLMC	6.000	12/01/36	200,510
244,365	FGLMC	5.500	03/01/37	268,640
103,251	FGLMC	6.000	03/01/37	113,860
12,236	FGLMC	6.500	03/01/37	13,548
91,197	FGLMC	5.500	04/01/37	100,206
11,466	FGLMC	5.000	05/01/37	12,347
12,188	FGLMC	5.000	06/01/37	13,119
41,694	FGLMC	5.500	06/01/37	45,810
17,358,673	FGLMC	3.000	07/01/37	17,536,778
157,669	FGLMC	6.000	07/01/37	173,811
70,002	FGLMC	6.000	08/01/37	77,110
28,988	FGLMC	6.000	09/01/37	31,935
231,334	FGLMC	5.500	10/01/37	249,219
8,515	FGLMC	6.000	11/01/37	9,385
76,723	FGLMC	6.500	11/01/37	84,952
32,764	FGLMC	6.000	01/01/38	36,115
14,072	FGLMC	6.000	02/01/38	15,487
107,073	FGLMC	6.000	02/01/38	117,987
167,918	FGLMC	5.000	03/01/38	180,908
457,542	FGLMC	5.000	03/01/38	493,170
18,210	FGLMC	5.000	04/01/38	19,768
188,075	FGLMC	5.000	04/01/38	203,401
227,058	FGLMC	5.500	04/01/38	249,582
47,889	FGLMC	5.500	05/01/38	52,369
5,481	FGLMC	5.500	06/01/38	5,994
11,065	FGLMC	6.000	07/01/38	12,171
25,999	FGLMC	5.500	08/01/38	28,581
180,190	FGLMC	5.500	08/01/38	197,997
23,150	FGLMC	5.000	09/01/38	24,937
301,939	FGLMC	5.500	09/01/38	329,848
88,463	FGLMC	5.500	09/01/38	96,749
6,172	FGLMC	5.500	10/01/38	6,749
115,289	FGLMC	6.000	11/01/38	126,982
800,004	FGLMC	5.500	01/01/39	876,403
687,206	FGLMC	4.500	02/01/39	727,591
327,952	FGLMC	5.000	02/01/39	353,256
22,022	FGLMC	5.500	02/01/39	24,061
2,056	FGLMC	4.500	03/01/39	2,159
139

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$135,284	FGLMC	5.000%	03/01/39	$146,235
16,273	FGLMC	6.000	03/01/39	17,923
22,429	FGLMC	4.500	04/01/39	23,906
952,920	FGLMC	4.500	04/01/39	1,017,587
241,393	FGLMC	4.000	05/01/39	250,562
6,606	FGLMC	4.500	05/01/39	6,995
145,710	FGLMC	4.500	05/01/39	154,312
2,929,771	FGLMC	4.500	05/01/39	3,111,619
346,664	FGLMC	4.500	05/01/39	366,946
126,224	FGLMC	5.000	05/01/39	135,944
297,939	FGLMC	4.000	06/01/39	309,242
1,442,233	FGLMC	4.500	06/01/39	1,527,368
49,367	FGLMC	4.500	06/01/39	52,281
19,422	FGLMC	5.000	06/01/39	21,016
8,390	FGLMC	5.500	06/01/39	9,168
486,380	FGLMC	4.000	07/01/39	504,885
198,042	FGLMC	4.500	07/01/39	209,717
35,909	FGLMC	4.500	07/01/39	38,016
17,056	FGLMC	4.500	07/01/39	18,061
119,275	FGLMC	5.000	07/01/39	128,816
171,981	FGLMC	5.500	07/01/39	188,639
17,485	FGLMC	4.500	08/01/39	18,514
39,037	FGLMC	5.000	08/01/39	42,157
160,954	FGLMC	4.000	09/01/39	167,029
867,972	FGLMC	5.000	09/01/39	935,066
356,960	FGLMC	5.000	09/01/39	386,272
4,633	FGLMC	5.500	09/01/39	5,012
339,042	FGLMC	6.500	09/01/39	383,708
74,575	FGLMC	4.500	10/01/39	79,608
56,275	FGLMC	4.500	10/01/39	60,007
133,401	FGLMC	4.500	10/01/39	141,253
32,736	FGLMC	5.000	10/01/39	35,346
26,650	FGLMC	4.000	11/01/39	27,666
88,372	FGLMC	4.500	11/01/39	93,574
33,066	FGLMC	5.000	11/01/39	35,715
10,531	FGLMC	5.000	11/01/39	11,146
91,478	FGLMC	4.500	12/01/39	97,274
177,455	FGLMC	4.500	12/01/39	187,896
79,503	FGLMC	4.500	12/01/39	84,157
307,386	FGLMC	4.500	12/01/39	326,921
127,424	FGLMC	5.500	12/01/39	139,299
180,107	FGLMC	4.500	01/01/40	190,737
16,548	FGLMC	5.000	01/01/40	17,911
23,574	FGLMC	5.500	01/01/40	25,705
52,997	FGLMC	5.500	03/01/40	58,004
891,083	FGLMC	4.000	04/01/40	924,966
37,571	FGLMC	4.500	04/01/40	39,958
134,308	FGLMC	4.500	04/01/40	142,235
96,105	FGLMC	5.000	04/01/40	103,822
210,126	FGLMC	5.000	04/01/40	226,999
675,423	FGLMC	6.000	04/01/40	744,754
2,258,094	FGLMC	4.500	05/01/40	2,391,370
1,156,653	FGLMC	5.000	05/01/40	1,249,529
140

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$5,755	FGLMC	4.500%	06/01/40	$6,094
494,052	FGLMC	5.500	06/01/40	539,753
1,057,793	FGLMC	4.500	07/01/40	1,120,225
20,236	FGLMC	4.500	08/01/40	21,431
210,924	FGLMC	5.000	08/01/40	227,862
497,276	FGLMC	5.000	08/01/40	537,211
51,795	FGLMC	5.000	08/01/40	55,954
2,714,706	FGLMC	5.500	08/01/40	2,967,123
306,170	FGLMC	4.000	09/01/40	317,826
3,511,161	FGLMC	4.000	11/01/40	3,649,262
2,042,609	FGLMC	4.000	12/01/40	2,122,997
445,595	FGLMC	3.500	01/01/41	455,477
608,426	FGLMC	3.500	01/01/41	621,918
346,993	FGLMC	4.000	01/01/41	360,221
378,116	FGLMC	3.500	02/01/41	386,501
1,377,055	FGLMC	4.000	02/01/41	1,429,558
492,218	FGLMC	4.000	02/01/41	510,975
2,082,340	FGLMC	4.000	04/01/41	2,161,694
375,800	FGLMC	4.500	04/01/41	397,983
75,524	FGLMC	5.000	04/01/41	81,589
375,707	FGLMC	4.500	05/01/41	397,875
441,191	FGLMC	4.500	06/01/41	467,131
1,214,145	FGLMC	3.500	10/01/41	1,241,070
855,516	FGLMC	5.000	10/01/41	924,225
1,443,007	FGLMC	3.500	11/01/41	1,475,013
564,685	FGLMC	4.500	12/01/41	598,000
5,250,153	FGLMC	3.500	01/01/42	5,366,594
1,544,631	FGLMC	3.500	02/01/42	1,578,889
1,908,696	FGLMC	3.500	04/01/42	1,951,030
3,301,517	FGLMC	4.000	05/01/42	3,439,653
9,939,757	FGLMC	4.500	05/01/42	10,525,371
2,371,782	FGLMC	3.500	07/01/42	2,424,388
662,098	FGLMC	3.000	08/01/42	662,746
3,964,414	FGLMC	3.000	10/01/42	3,968,300
2,606,769	FGLMC	3.000	10/01/42	2,609,324
1,085,016	FGLMC	3.500	12/01/42	1,109,086
3,528,217	FGLMC	2.500	01/01/43	3,446,972
7,547,466	FGLMC	3.000	01/01/43	7,554,864
11,341,766	FGLMC	3.000	04/01/43	11,352,884
3,652,699	FGLMC	3.500	05/01/43	3,732,399
4,497,300	FGLMC	3.000	08/01/43	4,501,709
2,949,410	FGLMC	3.000	08/01/43	2,952,301
3,876,019	FGLMC	3.500	08/01/43	3,959,890
1,549,805	FGLMC	4.500	10/01/43	1,625,967
2,281,439	FGLMC	4.000	11/01/43	2,365,135
4,271,377	FGLMC	3.500	02/01/44	4,359,911
3,394,770	FGLMC	4.000	02/01/44	3,517,165
21,035,652	FGLMC	4.000	02/01/44	21,993,346
1,592,486	FGLMC	4.000	04/01/44	1,649,247
1,948,924	FGLMC	4.500	05/01/44	2,044,704
3,674,422	FGLMC	4.000	06/01/44	3,803,879
5,545,823	FGLMC	4.000	08/01/44	5,736,650
141

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$4,477,420		FGLMC	3.500%	09/01/44	$4,563,541
5,456,996		FGLMC	3.500	11/01/44	5,559,432
7,888,713		FGLMC	3.500	12/01/44	8,036,674
4,936,107		FGLMC	3.500	01/01/45	5,027,264
9,132,342		FGLMC	3.000	02/01/45	9,127,154
12,372,996		FGLMC	3.500	03/01/45	12,603,394
6,392,926		FGLMC	4.000	03/01/45	6,605,009
4,334,369		FGLMC	3.000	04/01/45	4,329,893
9,010,229		FGLMC	3.500	04/01/45	9,185,687
18,859,361		FGLMC	3.500	07/01/45	19,226,608
12,722,593		FGLMC	4.500	07/01/45	13,347,356
36,814,285		FGLMC	3.000	08/01/45	36,850,254
7,916,219		FGLMC	4.000	11/01/45	8,178,854
15,833,811		FGLMC	3.500	12/01/45	16,121,358
12,708,120		FGLMC	3.500	03/01/46	12,937,582
5,852,489		FGLMC	4.000	03/01/46	6,045,758
26,165,505		FGLMC	3.000	04/01/46	26,093,908
11,797,222		FGLMC	3.500	05/01/46	12,005,376
13,951,808		FGLMC	4.000	09/01/46	14,408,245
12,390,402		FGLMC	3.000	11/01/46	12,341,324
12,565,209		FGLMC	3.000	11/01/46	12,527,059
8,366,120		FGLMC	3.000	12/01/46	8,332,981
12,619,061		FGLMC	3.500	12/01/46	12,832,616
17,197,543		FGLMC	3.000	02/01/47	17,129,423
8,083,883		FGLMC	3.500	02/01/47	8,219,881
7,354,666		FGLMC	4.000	02/01/47	7,594,080
21,785,030		FGLMC	3.500	07/01/47	22,131,610
21,567,591		FGLMC	3.500	10/01/47	21,921,560
18,541,722		FGLMC	3.000	12/01/47	18,473,762
17,866,132		FGLMC	4.000	12/01/47	18,446,827
15,058,898		FGLMC	3.500	03/01/48	15,304,431
18,777,213		FGLMC	4.000	05/01/48	19,391,301
28,756,871		FGLMC	3.500	07/01/48	29,225,827
46,757,271	h	FGLMC	4.000	10/01/48	48,247,247
28,142,014		FGLMC	4.500	12/01/48	29,461,649
142		Federal National Mortgage Association (FNMA)	4.500	05/01/19	145
79		FNMA	4.500	06/01/19	80
217		FNMA	4.500	06/01/19	221
1		FNMA	5.000	07/01/19	1
8,841		FNMA	5.000	10/01/19	9,041
194		FNMA	4.500	11/01/19	198
658		FNMA	4.500	12/01/19	669
1,175		FNMA	5.000	04/01/20	1,202
109		FNMA	4.500	06/01/20	111
240		FNMA	4.500	09/01/20	244
1,766		FNMA	4.500	10/01/20	1,800
1,062		FNMA	4.500	11/01/20	1,081
7,991		FNMA	5.000	12/01/20	8,184
16,822		FNMA	5.500	01/01/21	16,836
5		FNMA	5.500	01/01/21	5
553		FNMA	5.000	03/01/21	565
7,080		FNMA	5.500	08/01/21	7,220
1,788		FNMA	6.000	08/01/21	1,817
142

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,063	FNMA	5.000%	10/01/21	$1,087
477	FNMA	5.000	11/01/21	488
812	FNMA	5.500	11/01/21	822
5,446	FNMA	5.500	10/01/22	5,580
2,842	FNMA	6.000	10/01/22	2,919
1,697	FNMA	5.000	03/01/23	1,741
3,219	FNMA	4.500	04/01/23	3,275
41,517	FNMA	4.500	06/01/23	42,369
3,952	FNMA	5.000	06/01/23	4,055
5,998	FNMA	5.500	06/01/23	6,401
9,575	FNMA	5.000	07/01/23	9,796
51,132	FNMA	5.000	07/01/23	52,548
5,089	FNMA	5.500	08/01/23	5,265
11,042	FNMA	5.000	11/01/23	11,665
1,686	FNMA	5.500	11/01/23	1,709
94,321	FNMA	5.500	01/01/24	96,616
11,905	FNMA	5.500	02/01/24	12,705
50,881	FNMA	4.000	03/01/24	52,420
4,123	FNMA	4.500	04/01/24	4,241
192,048	FNMA	4.000	05/01/24	197,877
62,031	FNMA	4.000	05/01/24	63,904
5,119	FNMA	4.000	06/01/24	5,273
6,403	FNMA	4.500	07/01/24	6,636
6,151	FNMA	5.500	07/01/24	6,565
147	FNMA	8.000	07/01/24	162
35,394	FNMA	4.500	08/01/24	36,404
35,126	FNMA	4.000	09/01/24	36,191
132,301	FNMA	4.000	09/01/24	136,297
13,678	FNMA	4.500	09/01/24	14,069
309,223	FNMA	4.500	10/01/24	318,061
16,537	FNMA	5.000	01/01/25	17,471
26,421	FNMA	4.500	02/01/25	27,175
232,395	FNMA	4.500	03/01/25	239,026
2,898	FNMA	4.500	03/01/25	2,948
68,756	FNMA	5.000	03/01/25	72,638
134,843	FNMA	4.500	04/01/25	138,678
61,587	FNMA	4.500	04/01/25	63,319
713,725	FNMA	4.000	05/01/25	735,279
242,271	FNMA	4.000	06/01/25	249,588
168,458	FNMA	4.500	06/01/25	173,133
68,811	FNMA	4.000	08/01/25	70,889
33,949	FNMA	5.500	08/01/25	36,591
356,185	FNMA	3.500	09/01/25	364,436
345,423	FNMA	4.000	09/01/25	355,854
503,997	FNMA	3.500	10/01/25	515,671
410,137	FNMA	3.500	10/01/25	419,638
152,806	FNMA	5.000	10/01/25	161,443
279,725	FNMA	4.000	11/01/25	288,173
456,418	FNMA	3.500	12/01/25	466,991
332,037	FNMA	3.500	02/01/26	339,728
1,985,984	FNMA	3.500	02/01/26	2,031,987
99,470	FNMA	4.000	03/01/26	102,474
143

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$271,829	FNMA	4.000%	06/01/26	$280,058
277,613	FNMA	3.500	08/01/26	284,044
211,339	FNMA	3.500	09/01/26	216,235
112,962	FNMA	4.000	09/01/26	116,375
334,238	FNMA	3.500	10/01/26	341,980
6,946	FNMA	6.000	10/01/26	7,487
490,491	FNMA	3.000	11/01/26	496,830
425,526	FNMA	3.000	12/01/26	431,028
1,146,386	FNMA	3.000	01/01/27	1,161,208
1,440,249	FNMA	4.000	01/01/27	1,483,744
824,573	FNMA	3.500	02/01/27	843,674
1,363,349	FNMA	3.000	04/01/27	1,380,984
875,188	FNMA	3.000	04/01/27	886,513
520,192	FNMA	3.500	05/01/27	533,170
529,720	FNMA	2.500	06/01/27	529,487
1,518,752	FNMA	3.000	06/01/27	1,538,450
651,162	FNMA	2.500	07/01/27	650,874
1,380,772	FNMA	2.500	09/01/27	1,380,163
14,426	FNMA	5.500	09/01/27	15,396
2,349,310	FNMA	2.500	10/01/27	2,348,276
1,441,902	FNMA	3.000	11/01/27	1,460,575
2,631	FNMA	5.500	01/01/28	2,808
5,524,287	FNMA	2.500	02/01/28	5,521,857
4,383,072	FNMA	2.500	02/01/28	4,381,146
2,362	FNMA	5.000	02/01/28	2,496
3,182,396	FNMA	2.500	04/01/28	3,180,996
4,710,515	FNMA	2.500	04/01/28	4,708,444
11,845	FNMA	5.500	06/01/28	12,641
1,254,651	FNMA	2.500	07/01/28	1,254,098
2,556,838	FNMA	2.500	08/01/28	2,555,710
3,667,648	FNMA	3.000	10/01/28	3,707,233
1,950	FNMA	5.500	11/01/28	2,081
10	FNMA	7.500	01/01/29	11
4,178,954	FNMA	3.000	03/01/29	4,218,963
19,226	FNMA	4.000	03/01/29	19,776
14,532,816	FNMA	3.000	04/01/29	14,689,693
60,225	FNMA	4.500	04/01/29	62,893
49,154	FNMA	4.000	05/01/29	50,558
23,784	FNMA	4.500	06/01/29	24,839
8,279	FNMA	4.000	07/01/29	8,515
154,385	FNMA	4.500	08/01/29	161,241
18,543,043	FNMA	3.500	09/01/29	19,009,321
29,732	FNMA	4.500	09/01/29	31,051
28,746	FNMA	4.500	11/01/29	30,118
8,417	FNMA	4.500	01/01/30	8,794
2,583,214	FNMA	2.500	02/01/30	2,570,939
21,709	FNMA	4.000	03/01/30	22,330
8,960	FNMA	4.500	05/01/30	9,361
12,875	FNMA	4.500	06/01/30	13,451
5,681,797	FNMA	3.000	07/01/30	5,736,321
119,513	FNMA	4.500	08/01/30	125,526
25,207	FNMA	4.000	09/01/30	26,205
167,518	FNMA	4.000	10/01/30	174,146
144

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,482,485	FNMA	4.000%	11/01/30	$1,541,216
254,901	FNMA	4.000	11/01/30	265,001
56,304	FNMA	4.500	12/01/30	59,138
5,690,645	FNMA	3.000	02/01/31	5,745,214
81,271	FNMA	3.500	02/01/31	82,893
88,981	FNMA	4.000	02/01/31	92,508
770	FNMA	7.500	03/01/31	890
6,298,768	FNMA	2.500	04/01/31	6,268,865
241,593	FNMA	3.500	04/01/31	246,417
27,038	FNMA	4.000	04/01/31	28,109
5,558,632	FNMA	3.000	05/01/31	5,611,736
2,648	FNMA	6.000	05/01/31	2,917
6,805,513	FNMA	2.500	06/01/31	6,773,192
990,753	FNMA	4.500	07/01/31	1,046,498
139,046	FNMA	4.500	07/01/31	146,217
808,756	FNMA	4.000	08/01/31	840,822
8,728,164	FNMA	2.500	09/01/31	8,686,687
4,666,319	FNMA	3.000	09/01/31	4,710,912
58,767	FNMA	4.000	09/01/31	61,097
331	FNMA	6.500	09/01/31	366
25,258	FNMA	6.000	11/01/31	27,880
3,231	FNMA	6.500	11/01/31	3,673
9,025,472	FNMA	2.500	12/01/31	8,982,562
1,565,145	FNMA	3.500	01/01/32	1,609,931
9,209	FNMA	6.000	01/01/32	10,165
2,097	FNMA	6.000	01/01/32	2,261
662,011	FNMA	3.500	02/01/32	680,954
7,575	FNMA	6.000	02/01/32	8,264
7,469,181	FNMA	3.000	03/01/32	7,540,890
26,454	FNMA	6.500	04/01/32	30,121
27,395,391	FNMA	3.000	06/01/32	27,658,327
50,173	FNMA	6.500	07/01/32	56,582
8,141	FNMA	6.500	08/01/32	9,142
709,927	FNMA	3.000	09/01/32	718,404
22,760	FNMA	7.500	09/01/32	25,446
2,100,486	FNMA	3.000	10/01/32	2,125,567
41,690	FNMA	5.500	10/01/32	45,113
37,049	FNMA	6.000	10/01/32	39,940
13,679	FNMA	6.000	11/01/32	15,089
17,493,294	FNMA	3.000	12/01/32	17,654,711
17,279	FNMA	5.500	12/01/32	18,960
752	FNMA	5.500	12/01/32	803
23,373	FNMA	6.000	12/01/32	25,784
126,124	FNMA	5.500	01/01/33	135,819
260,014	FNMA	6.000	01/01/33	286,435
129,418	FNMA	5.000	02/01/33	139,247
7,102	FNMA	5.000	02/01/33	7,551
1,451,180	FNMA	3.000	04/01/33	1,468,512
1,794,499	FNMA	3.500	04/01/33	1,845,872
6,119	FNMA	6.000	04/01/33	6,754
17,773,622	FNMA	3.500	05/01/33	18,185,329
812,266	FNMA	5.500	05/01/33	885,875
145

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$46,991	FNMA	5.000%	06/01/33	$50,559
107,260	FNMA	5.500	06/01/33	117,718
18,573	FNMA	4.500	07/01/33	19,607
49,099	FNMA	5.000	07/01/33	52,810
98,422	FNMA	4.500	08/01/33	103,823
4,224	FNMA	4.500	08/01/33	4,398
16,513	FNMA	5.000	08/01/33	17,770
54,195	FNMA	5.500	09/01/33	57,840
188,694	FNMA	5.500	09/01/33	204,866
8,219	FNMA	6.000	09/01/33	8,865
133,208	FNMA	4.500	10/01/33	140,869
21,618	FNMA	5.000	10/01/33	23,260
12,076	FNMA	5.000	10/01/33	12,813
188,569	FNMA	5.500	10/01/33	205,739
582,826	FNMA	5.500	10/01/33	653,163
9,141	FNMA	4.500	11/01/33	9,659
25,799	FNMA	5.000	11/01/33	27,760
1,738,843	FNMA	5.000	11/01/33	1,871,156
202,502	FNMA	5.000	12/01/33	217,880
256,287	FNMA	5.500	12/01/33	283,923
2,659,550	FNMA	3.000	01/01/34	2,691,317
78,751	FNMA	5.000	02/01/34	84,739
320,586	FNMA	6.000	02/01/34	353,813
19,397	FNMA	5.000	03/01/34	20,908
8,091	FNMA	5.000	03/01/34	8,705
463,502	FNMA	5.000	03/01/34	498,716
10,754	FNMA	5.000	03/01/34	11,571
22,811	FNMA	5.000	03/01/34	24,617
6,668	FNMA	5.000	03/01/34	7,175
66,389	FNMA	5.000	04/01/34	71,424
70,346	FNMA	5.500	04/01/34	77,395
44,814	FNMA	4.500	05/01/34	47,347
20,507	FNMA	4.500	05/01/34	21,664
15,810	FNMA	5.500	07/01/34	17,397
25,631	FNMA	5.500	07/01/34	28,202
23,827	FNMA	7.000	07/01/34	27,150
190,507	FNMA	5.000	08/01/34	204,973
21,502	FNMA	5.000	08/01/34	23,135
107,129	FNMA	6.000	08/01/34	118,234
19,081	FNMA	6.000	08/01/34	21,059
11,770	FNMA	4.500	09/01/34	12,442
386,055	FNMA	5.500	09/01/34	424,276
3,786	FNMA	5.500	11/01/34	4,166
9,841	FNMA	6.000	11/01/34	10,608
6,040	FNMA	5.000	12/01/34	6,499
3,661	FNMA	5.500	12/01/34	4,028
12,369	FNMA	6.000	12/01/34	13,424
559,982	FNMA	4.500	01/01/35	592,175
39,074	FNMA	5.500	01/01/35	42,415
1,175,808	FNMA	5.500	02/01/35	1,293,509
49,865	FNMA	5.500	02/01/35	54,845
279,441	FNMA	5.500	04/01/35	302,365
47,688	FNMA	6.000	04/01/35	52,655
146

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$45,045		FNMA		6.000%	04/01/35	$50,028
79,261		FNMA		6.000	05/01/35	87,430
19,843		FNMA		5.000	06/01/35	21,349
1,887	i	FNMA	LIBOR 12 M + 1.570%	4.295	07/01/35	1,964
59,271		FNMA		5.000	07/01/35	63,977
6,461,742		FNMA		3.000	08/01/35	6,538,980
121,297		FNMA		4.500	08/01/35	128,176
118,109		FNMA		5.000	08/01/35	126,366
78,560		FNMA		5.000	08/01/35	84,468
4,823		FNMA		4.500	09/01/35	5,093
5,905		FNMA		4.500	09/01/35	6,245
14,095		FNMA		5.500	09/01/35	15,509
78,123		FNMA		5.000	10/01/35	83,957
153,950		FNMA		5.500	10/01/35	170,483
3,322		FNMA		5.000	11/01/35	3,380
174,345		FNMA		5.500	11/01/35	191,245
1,775		FNMA		4.500	12/01/35	1,848
49,138		FNMA		5.500	12/01/35	52,442
8,446,911		FNMA		3.500	01/01/36	8,641,997
41,452	i	FNMA	LIBOR 12 M + 1.535%	4.660	02/01/36	42,975
426,294		FNMA		5.000	02/01/36	460,932
191,748		FNMA		6.000	03/01/36	211,471
3,212,380		FNMA		3.500	05/01/36	3,286,575
3,711		FNMA		5.000	05/01/36	3,989
322,651		FNMA		6.000	06/01/36	351,645
58,353	i	FNMA	LIBOR 12 M + 1.573%	4.323	07/01/36	60,833
21,738		FNMA		6.000	07/01/36	23,969
88,254		FNMA		6.500	07/01/36	98,303
124,151		FNMA		5.500	08/01/36	132,500
175,450		FNMA		6.500	08/01/36	198,375
3,868,021		FNMA		3.000	09/01/36	3,907,108
14,318		FNMA		5.500	09/01/36	15,755
5,473		FNMA		6.500	09/01/36	6,227
17,400		FNMA		6.500	09/01/36	19,768
24,787		FNMA		6.000	10/01/36	27,366
7,919,080		FNMA		3.000	11/01/36	7,999,107
11,865		FNMA		6.500	11/01/36	13,598
3,922	i	FNMA	LIBOR 12 M + 1.725%	4.680	12/01/36	4,123
72,008		FNMA		6.000	12/01/36	79,504
11,190	i	FNMA	LIBOR 12 M + 1.807%	4.821	01/01/37	11,786
33,160		FNMA		5.500	01/01/37	36,473
2,147	i	FNMA	LIBOR 6 M + 1.543%	4.418	02/01/37	2,218
229,906		FNMA		5.500	02/01/37	252,781
12,297		FNMA		6.000	02/01/37	13,564
13,361		FNMA		7.000	02/01/37	14,748
4,725	i	FNMA	LIBOR 12 M + 1.795%	4.795	03/01/37	4,945
1,642		FNMA		5.000	03/01/37	1,767
75,216		FNMA		6.500	03/01/37	85,782
47,251		FNMA		6.500	03/01/37	53,555
50,748		FNMA		7.000	04/01/37	59,030
63,954		FNMA		5.000	05/01/37	68,687
3,400		FNMA		7.000	05/01/37	3,622
147

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$19,866	i	FNMA	LIBOR 12 M + 1.782%	4.707%	06/01/37	$20,785
19,762		FNMA		5.500	06/01/37	21,592
22,008		FNMA		5.500	08/01/37	24,146
10,213		FNMA		6.000	08/01/37	11,254
26,472		FNMA		6.500	08/01/37	29,237
3,739		FNMA		6.500	08/01/37	4,129
15,622		FNMA		5.500	09/01/37	16,673
37,974		FNMA		6.000	09/01/37	42,813
70,073		FNMA		6.000	09/01/37	79,196
35,393		FNMA		6.000	09/01/37	39,001
106,790		FNMA		6.000	09/01/37	120,456
124,720		FNMA		6.000	09/01/37	137,659
13,502		FNMA		6.500	09/01/37	14,913
4,408		FNMA		6.500	09/01/37	4,868
46,736	i	FNMA	DGS1 + 2.275%	4.575	10/01/37	48,915
12,127		FNMA		6.500	10/01/37	13,722
161,155		FNMA		5.500	11/01/37	176,168
274,959		FNMA		6.000	11/01/37	303,196
15,195		FNMA		7.000	11/01/37	16,826
9,132,531		FNMA		3.000	12/01/37	9,190,965
8,753,232		FNMA		4.000	01/01/38	9,095,215
1,432		FNMA		6.500	01/01/38	1,582
84,026		FNMA		5.500	02/01/38	90,887
27,650		FNMA		6.500	02/01/38	30,538
15,550		FNMA		7.000	02/01/38	18,312
31,560	i	FNMA	LIBOR 12 M + 1.770%	4.027	03/01/38	33,020
7,803		FNMA		5.000	03/01/38	8,381
4,535		FNMA		5.000	03/01/38	4,872
15,516		FNMA		5.500	03/01/38	16,744
5,700		FNMA		6.000	03/01/38	6,438
5,612		FNMA		6.500	03/01/38	6,350
139,306		FNMA		6.500	03/01/38	155,576
5,274		FNMA		6.500	03/01/38	5,825
15,747		FNMA		5.000	04/01/38	16,636
224,378		FNMA		5.500	04/01/38	243,918
237,384		FNMA		6.000	04/01/38	261,733
17,756		FNMA		4.500	05/01/38	18,735
915,953		FNMA		5.000	05/01/38	985,813
239,886		FNMA		5.000	05/01/38	257,992
661,254		FNMA		6.000	06/01/38	730,194
960,916		FNMA		6.500	06/01/38	1,096,001
207,078		FNMA		6.000	07/01/38	228,549
2,845	i	FNMA	LIBOR 12 M + 1.603%	4.353	08/01/38	2,954
2,213	i	FNMA	LIBOR 12 M + 1.750%	4.625	08/01/38	2,326
651,343		FNMA		6.000	09/01/38	719,120
18,553	i	FNMA	LIBOR 12 M + 1.356%	4.106	10/01/38	19,146
1,101		FNMA		6.000	10/01/38	1,187
10,573		FNMA		5.500	11/01/38	11,335
3,103		FNMA		5.000	12/01/38	3,334
580,391		FNMA		5.500	12/01/38	637,690
85,370		FNMA		4.500	01/01/39	90,154
94,787		FNMA		5.000	01/01/39	101,906
2,416,656		FNMA		5.000	01/01/39	2,596,674
148

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$87,155		FNMA		5.500%	01/01/39	$93,737
350,781		FNMA		5.500	01/01/39	384,240
18,737		FNMA		6.000	01/01/39	20,649
1,717		FNMA		6.000	01/01/39	1,851
141,836		FNMA		4.500	02/01/39	149,804
439,025		FNMA		4.500	02/01/39	463,908
202,209		FNMA		4.500	02/01/39	213,685
6,374		FNMA		5.500	02/01/39	6,854
442,447		FNMA		4.000	04/01/39	458,843
18,009		FNMA		5.500	04/01/39	19,567
755,717		FNMA		4.500	05/01/39	801,513
137,805		FNMA		4.500	05/01/39	145,642
394,860		FNMA		4.500	06/01/39	417,233
143,941		FNMA		4.500	06/01/39	152,123
280,077		FNMA		5.500	06/01/39	308,054
85,819		FNMA		4.500	07/01/39	90,709
101,329		FNMA		4.500	07/01/39	107,094
8,320	i	FNMA	LIBOR 12 M + 1.835%	4.585	07/01/39	8,754
10,306		FNMA		5.000	07/01/39	11,113
1,551,489		FNMA		4.000	08/01/39	1,608,875
238,029		FNMA		4.000	08/01/39	246,831
75,313	i	FNMA	LIBOR 12 M + 1.650%	4.400	08/01/39	78,644
14,826	i	FNMA	LIBOR 12 M + 1.690%	4.440	08/01/39	15,517
21,514		FNMA		4.500	08/01/39	22,925
960,509		FNMA		4.500	08/01/39	1,019,228
313,332		FNMA		4.500	08/01/39	331,137
1,385,705		FNMA		5.000	08/01/39	1,493,888
12,383		FNMA		5.000	08/01/39	13,350
594,920		FNMA		4.000	09/01/39	616,958
34,417		FNMA		5.000	09/01/39	37,106
219,797		FNMA		5.500	09/01/39	241,841
117,391		FNMA		6.000	09/01/39	129,629
468,378		FNMA		6.500	10/01/39	533,436
24,392		FNMA		5.000	11/01/39	26,354
685,909		FNMA		4.000	12/01/39	711,249
66,814		FNMA		4.500	12/01/39	70,996
150,559		FNMA		4.500	12/01/39	159,182
2,304,702		FNMA		4.500	12/01/39	2,435,644
43,584		FNMA		4.500	01/01/40	46,058
16,568	i	FNMA	LIBOR 12 M + 1.815%	4.910	01/01/40	17,393
48,785		FNMA		5.000	01/01/40	52,628
289,241		FNMA		6.000	02/01/40	319,381
438,087		FNMA		4.500	03/01/40	463,167
229,886		FNMA		4.500	03/01/40	243,056
20,982		FNMA		5.000	03/01/40	22,634
21,559		FNMA		4.500	04/01/40	22,794
770,605		FNMA		5.000	04/01/40	831,284
553,469		FNMA		5.000	04/01/40	596,936
41,884	i	FNMA	LIBOR 12 M + 1.864%	4.220	05/01/40	43,910
143,158	i	FNMA	LIBOR 12 M + 1.790%	4.256	05/01/40	149,684
22,972		FNMA		4.500	05/01/40	24,377
89,104	i	FNMA	LIBOR 12 M + 1.841%	4.821	05/01/40	93,483
149

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$52,579		FNMA		4.500%	07/01/40	$55,576
55,547		FNMA		4.500	07/01/40	58,729
68,539		FNMA		5.000	07/01/40	73,934
444,508		FNMA		4.500	08/01/40	469,965
619,580		FNMA		4.500	08/01/40	655,057
9,851	i	FNMA	LIBOR 12 M + 1.805%	4.555	08/01/40	10,253
448,659		FNMA		5.000	08/01/40	483,963
1,074,244		FNMA		4.500	09/01/40	1,135,788
448,752		FNMA		4.500	09/01/40	474,460
871,421		FNMA		6.000	09/01/40	961,896
175,794		FNMA		3.500	10/01/40	179,566
753,739		FNMA		4.000	10/01/40	781,846
1,788,071		FNMA		4.000	10/01/40	1,854,663
974,218		FNMA		4.500	10/01/40	1,029,762
1,478,578		FNMA		3.500	11/01/40	1,510,490
1,546,828		FNMA		4.000	11/01/40	1,604,510
1,381,759		FNMA		4.000	11/01/40	1,433,285
865,449		FNMA		4.000	11/01/40	897,705
148,941		FNMA		4.500	11/01/40	157,463
477,634		FNMA		4.000	12/01/40	495,400
3,559,300		FNMA		4.500	12/01/40	3,763,231
54,334	i	FNMA	LIBOR 12 M + 1.823%	4.698	12/01/40	56,433
53,939		FNMA		3.500	01/01/41	55,104
265,642		FNMA		3.500	02/01/41	271,376
1,294,758		FNMA		4.000	02/01/41	1,343,857
49,630	i	FNMA	LIBOR 12 M + 1.804%	4.854	02/01/41	51,935
1,208,844		FNMA		4.000	03/01/41	1,253,933
874,694		FNMA		4.500	04/01/41	924,739
1,188,428		FNMA		4.500	05/01/41	1,256,522
194,462		FNMA		4.500	05/01/41	205,484
619,397		FNMA		4.500	06/01/41	654,887
129,013	i	FNMA	LIBOR 12 M + 1.781%	4.447	07/01/41	134,474
781,495		FNMA		4.500	07/01/41	826,130
2,093,053		FNMA		4.000	09/01/41	2,171,130
1,148,968		FNMA		4.500	09/01/41	1,214,447
367,459		FNMA		5.500	09/01/41	404,104
136,629	i	FNMA	LIBOR 12 M + 1.831%	4.621	10/01/41	142,555
19,160	i	FNMA	LIBOR 12 M + 1.800%	4.659	10/01/41	19,981
742,432		FNMA		3.500	11/01/41	758,461
822,899		FNMA		3.500	11/01/41	840,666
31,724,667		FNMA		3.500	12/01/41	32,409,642
4,901,587		FNMA		3.500	12/01/41	5,007,348
839,403		FNMA		4.000	12/01/41	870,716
368,914	i	FNMA	LIBOR 12 M + 1.750%	4.608	12/01/41	382,950
2,174,965		FNMA		3.500	03/01/42	2,221,923
1,405,447		FNMA		4.000	03/01/42	1,457,858
4,003,715		FNMA		3.500	04/01/42	4,090,166
1,457,132		FNMA		3.500	04/01/42	1,489,042
1,625,924		FNMA		4.500	04/01/42	1,719,030
1,489,692		FNMA		5.000	04/01/42	1,619,046
1,265,367		FNMA		4.000	05/01/42	1,312,547
1,517,686		FNMA		5.000	05/01/42	1,636,429
1,346,703		FNMA		3.000	06/01/42	1,347,822
150

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$5,926,421		FNMA		3.500%	06/01/42	$6,054,388
4,866,308		FNMA		4.000	06/01/42	5,047,607
3,141,620		FNMA		4.000	06/01/42	3,258,794
9,489,944		FNMA		3.500	07/01/42	9,694,845
1,798,632		FNMA		4.500	07/01/42	1,899,417
1,965,166		FNMA		3.500	08/01/42	2,007,596
3,211,008		FNMA		3.000	09/01/42	3,213,677
3,911,102		FNMA		3.500	09/01/42	3,995,553
18,181,295		FNMA		4.500	09/01/42	19,221,397
6,607,626		FNMA		3.000	10/01/42	6,613,119
1,922,045		FNMA		3.500	10/01/42	1,963,549
2,552,967		FNMA		2.500	01/01/43	2,492,313
8,083,255		FNMA		3.000	01/01/43	8,089,957
11,092,445		FNMA		3.000	02/01/43	11,101,665
31,506,789		FNMA		3.000	04/01/43	31,532,986
2,818,681		FNMA		3.000	04/01/43	2,821,024
8,091,332		FNMA		3.000	04/01/43	8,098,059
1,416,720	i	FNMA	LIBOR 12 M + 1.695%	2.129	06/01/43	1,431,935
8,153,934		FNMA		3.000	06/01/43	8,160,714
6,771,080		FNMA		3.000	07/01/43	6,776,710
6,018,073		FNMA		3.500	07/01/43	6,144,750
283,354	i	FNMA	LIBOR 12 M + 1.550%	4.273	07/01/43	290,940
5,922,306		FNMA		3.000	08/01/43	5,927,230
2,692,687		FNMA		4.000	08/01/43	2,812,696
4,729,682		FNMA		3.000	09/01/43	4,733,614
6,042,483		FNMA		3.500	09/01/43	6,168,592
4,254,446		FNMA		3.500	10/01/43	4,345,535
503,740		FNMA		4.500	10/01/43	530,602
1,613,021		FNMA		4.000	11/01/43	1,671,023
3,846,213		FNMA		4.000	11/01/43	3,985,667
1,117,187		FNMA		4.500	12/01/43	1,176,951
3,356,310		FNMA		4.500	12/01/43	3,536,175
4,287,990		FNMA		4.000	01/01/44	4,439,931
58,586,042		FNMA		4.000	03/01/44	61,204,056
3,168,793		FNMA		4.000	05/01/44	3,277,779
3,416,608		FNMA		4.000	07/01/44	3,534,988
3,744,876		FNMA		4.000	07/01/44	3,874,442
2,252,178		FNMA		3.500	09/01/44	2,294,173
3,178,662		FNMA		4.000	09/01/44	3,288,477
7,527,030		FNMA		3.500	10/01/44	7,670,869
16,106,561		FNMA		5.000	11/01/44	17,366,556
3,565,471		FNMA		4.000	12/01/44	3,687,373
5,604,004		FNMA		3.000	01/01/45	5,608,661
17,277,888		FNMA		3.000	01/01/45	17,292,248
35,696,612		FNMA		3.500	01/01/45	36,415,546
12,135,318		FNMA		3.500	02/01/45	12,350,412
7,462,171		FNMA		3.000	04/01/45	7,455,665
12,204,665		FNMA		3.500	05/01/45	12,419,095
10,245,444		FNMA		3.500	07/01/45	10,438,913
13,301,695		FNMA		4.000	07/01/45	13,756,470
18,015,508		FNMA		3.000	11/01/45	17,990,118
8,946,291		FNMA		3.500	11/01/45	9,103,489
151

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$22,521,120		FNMA	4.000%	11/01/45	$23,291,157
8,284,640		FNMA	3.500	12/01/45	8,422,520
10,915,789		FNMA	3.500	12/01/45	11,107,582
7,093,595		FNMA	3.500	01/01/46	7,218,238
6,499,371		FNMA	3.500	02/01/46	6,613,565
10,534,266		FNMA	4.500	05/01/46	11,043,327
7,635,204		FNMA	3.000	06/01/46	7,613,177
13,828,639		FNMA	3.500	07/01/46	14,048,098
12,602,841		FNMA	4.000	08/01/46	13,028,581
12,191,518		FNMA	3.000	09/01/46	12,156,346
12,636,382		FNMA	3.000	10/01/46	12,599,927
24,939,587		FNMA	3.000	11/01/46	24,837,256
7,752,415		FNMA	3.500	12/01/46	7,879,043
36,371,090		FNMA	3.000	01/01/47	36,266,162
10,328,857		FNMA	4.000	02/01/47	10,675,551
13,007,972		FNMA	3.000	03/01/47	12,970,443
12,265,567		FNMA	3.500	03/01/47	12,464,692
3,640,761		FNMA	4.000	03/01/47	3,762,966
17,393,010		FNMA	3.000	04/01/47	17,340,135
16,636,478		FNMA	3.500	04/01/47	16,905,708
8,220,777		FNMA	3.500	05/01/47	8,354,236
15,661,644		FNMA	4.000	07/01/47	16,187,341
18,721,315		FNMA	3.500	08/01/47	19,019,468
18,157,070		FNMA	3.500	11/01/47	18,443,614
9,214,821		FNMA	3.500	01/01/48	9,359,712
35,738,788		FNMA	4.000	01/01/48	36,942,337
47,470,414		FNMA	4.000	07/01/48	48,943,611
32,151,093		FNMA	4.500	07/01/48	33,623,945
19,409,296	h	FNMA	4.000	08/01/48	20,008,556
14,484,515		FNMA	4.000	10/01/48	14,924,666
14,624,764		FNMA	4.000	12/01/48	15,062,721
7,185,430		FNMA	3.500	07/01/55	7,305,024
2,776		Government National Mortgage Association (GNMA)	4.500	01/20/24	2,891
20,791		GNMA	4.000	04/15/24	21,403
5,149		GNMA	4.500	07/15/24	5,326
76,639		GNMA	4.000	08/15/24	78,879
19,641		GNMA	4.500	08/15/24	20,316
60,370		GNMA	4.000	09/15/24	62,132
11,285		GNMA	4.500	01/15/25	11,674
94,429		GNMA	4.000	08/15/25	97,214
51,090		GNMA	3.500	03/15/26	52,257
56,434		GNMA	4.000	04/15/26	58,097
51,964		GNMA	4.000	06/20/26	53,706
81,166		GNMA	3.500	11/20/26	82,995
432,645		GNMA	3.000	12/15/26	436,470
1,359,484		GNMA	2.500	04/20/27	1,363,469
893,780		GNMA	2.500	09/20/27	896,403
664		GNMA	6.500	09/15/28	729
365		GNMA	6.500	09/15/28	401
2,031		GNMA	6.500	11/15/28	2,230
810		GNMA	7.500	11/15/28	843
1,331,284		GNMA	3.500	11/20/28	1,361,604
152

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$7,254	GNMA	8.500%	10/15/30	$7,510
2,884	GNMA	8.500	10/20/30	3,332
373	GNMA	8.500	12/15/30	444
469	GNMA	7.000	06/20/31	539
1,286	GNMA	7.000	07/15/31	1,315
1,290	GNMA	7.000	07/15/31	1,336
7,887,020	GNMA	3.000	08/20/32	8,001,864
187,124	GNMA	6.000	10/15/32	210,400
23,085	GNMA	5.500	12/20/32	25,312
49,406	GNMA	5.500	05/15/33	52,902
8,002	GNMA	5.000	07/15/33	8,592
29,989	GNMA	5.500	07/15/33	32,972
6,832	GNMA	5.000	07/20/33	7,305
24,274	GNMA	5.000	08/15/33	25,338
26,497	GNMA	5.000	08/15/33	28,007
121,413	GNMA	5.500	09/15/33	133,517
92,505	GNMA	6.000	11/20/33	104,503
41,659	GNMA	5.500	05/20/34	45,661
60,175	GNMA	6.000	09/20/34	68,003
4,759	GNMA	5.000	10/20/34	5,091
133,348	GNMA	5.500	11/15/34	146,605
59,287	GNMA	6.500	01/15/35	67,611
31,111	GNMA	5.500	02/20/35	34,113
609,609	GNMA	5.000	03/20/35	654,479
187,517	GNMA	5.000	04/15/35	201,344
192,746	GNMA	5.500	05/20/35	211,252
7,270	GNMA	5.000	09/20/35	7,777
3,729	GNMA	5.000	11/15/35	3,893
4,549	GNMA	5.000	11/15/35	4,885
52,778	GNMA	5.500	02/20/36	57,648
5,991	GNMA	5.500	03/15/36	6,590
16,875	GNMA	5.500	05/20/36	18,372
5,082	GNMA	6.500	06/15/36	5,852
157,454	GNMA	5.500	06/20/36	171,240
9,655	GNMA	5.000	09/15/36	10,367
5,633	GNMA	6.000	09/15/36	6,215
15,260	GNMA	6.000	10/20/36	16,929
11,057	GNMA	5.000	12/15/36	11,874
3,185	GNMA	5.500	01/15/37	3,407
9,299	GNMA	6.000	01/20/37	10,310
209,313	GNMA	5.500	02/15/37	230,181
33,405	GNMA	6.000	02/20/37	37,046
241,892	GNMA	6.000	04/15/37	267,516
10,656	GNMA	6.500	04/15/37	11,698
140,158	GNMA	6.000	04/20/37	150,513
14,491	GNMA	6.000	06/15/37	15,680
18,498	GNMA	6.000	08/20/37	20,512
15,493	GNMA	6.500	08/20/37	17,887
69,606	GNMA	6.500	11/20/37	81,116
25,096	GNMA	6.000	12/15/37	27,751
4,569	GNMA	5.000	02/20/38	4,887
120,500	GNMA	5.000	04/15/38	129,460
153

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$4,514		GNMA		5.500%	05/20/38	$4,815
24,112		GNMA		5.500	06/15/38	26,415
50,132		GNMA		6.000	06/20/38	55,612
67,421		GNMA		5.500	07/15/38	73,821
399,692		GNMA		5.000	07/20/38	427,590
356,919		GNMA		5.500	07/20/38	387,333
9,240		GNMA		5.500	08/15/38	10,121
140,686		GNMA		6.000	08/15/38	155,259
47,308		GNMA		6.000	08/15/38	51,175
35,009		GNMA		6.000	08/20/38	38,732
137,372		GNMA		6.000	09/20/38	151,877
37,552		GNMA		5.000	10/15/38	39,203
13,317		GNMA		5.500	10/15/38	14,616
19,949		GNMA		6.500	10/20/38	20,953
6,802		GNMA		6.500	10/20/38	7,730
1,969		GNMA		5.500	11/15/38	2,154
27,190		GNMA		6.500	11/20/38	30,920
125,252		GNMA		6.000	12/15/38	138,674
3,117		GNMA		6.500	12/15/38	3,579
26,787		GNMA		5.000	01/15/39	28,765
629,755		GNMA		4.500	01/20/39	662,935
70,125		GNMA		6.500	01/20/39	79,006
26,985		GNMA		5.000	02/15/39	28,994
7,825		GNMA		6.000	02/15/39	8,526
23,339		GNMA		4.500	03/15/39	24,565
216,304		GNMA		4.500	03/15/39	227,667
44,300	i	GNMA	DGS1 + 1.500%	3.625	03/20/39	44,267
8,317		GNMA		4.500	03/20/39	8,761
138,069		GNMA		5.500	03/20/39	149,854
13,532		GNMA		4.500	04/15/39	14,240
241,555		GNMA		5.500	04/15/39	263,999
5,223		GNMA		5.000	04/20/39	5,588
28,468		GNMA		4.000	05/15/39	29,578
407,025		GNMA		4.500	05/15/39	428,318
180,857		GNMA		5.000	05/15/39	194,138
28,173		GNMA		4.000	05/20/39	29,346
75,253		GNMA		4.500	05/20/39	79,223
1,542,786		GNMA		5.000	05/20/39	1,650,485
11,987		GNMA		4.500	06/15/39	12,615
1,147,158		GNMA		4.500	06/15/39	1,207,192
1,421,156		GNMA		5.000	06/15/39	1,526,138
1,229,095		GNMA		5.000	06/15/39	1,319,903
25,430		GNMA		5.000	06/15/39	27,316
11,694		GNMA		5.000	06/15/39	12,560
13,785		GNMA		5.000	06/15/39	14,803
17,132		GNMA		4.000	06/20/39	17,846
10,116		GNMA		5.000	06/20/39	10,821
1,334,146		GNMA		4.000	07/15/39	1,386,092
15,859		GNMA		4.500	07/15/39	16,687
34,056		GNMA		4.500	07/15/39	35,833
1,511,197		GNMA		4.500	07/15/39	1,595,878
14,444		GNMA		5.000	07/15/39	15,507
171,501		GNMA		4.500	07/20/39	180,567
154

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$146,062		GNMA		5.000%	07/20/39	$156,256
15,522		GNMA		5.500	07/20/39	16,988
75,318		GNMA		4.000	08/15/39	78,252
178,160		GNMA		5.000	08/15/39	191,324
9,171		GNMA		5.500	08/15/39	9,843
94,070		GNMA		6.000	08/15/39	103,774
51,066		GNMA		4.000	08/20/39	53,348
38,376		GNMA		5.000	08/20/39	41,050
30,214		GNMA		5.000	09/15/39	31,716
53,321		GNMA		5.000	09/20/39	57,038
11,523		GNMA		4.500	10/15/39	12,126
7,616		GNMA		5.000	10/15/39	8,176
16,850		GNMA		4.500	10/20/39	17,739
33,383		GNMA		4.500	11/15/39	35,251
24,954		GNMA		4.500	11/20/39	26,287
29,093		GNMA		5.000	11/20/39	31,125
44,433		GNMA		4.500	12/15/39	46,266
808,609		GNMA		4.500	12/15/39	850,770
24,743		GNMA		4.500	12/20/39	26,053
882,191		GNMA		5.000	12/20/39	943,671
837,444		GNMA		4.500	01/20/40	881,775
11,854		GNMA		5.500	01/20/40	12,818
438,742		GNMA		5.500	02/15/40	479,276
64,022		GNMA		4.000	03/15/40	66,531
13,600		GNMA		5.000	03/15/40	14,601
7,407		GNMA		4.500	04/15/40	7,792
156,101		GNMA		5.000	04/15/40	167,612
33,591		GNMA		4.500	04/20/40	35,368
5,410		GNMA		4.500	05/15/40	5,692
160,567		GNMA		5.000	05/15/40	168,685
288,185	i	GNMA	DGS1 + 1.500%	3.625	05/20/40	299,015
7,290		GNMA		4.500	05/20/40	7,675
2,825,499		GNMA		4.500	06/15/40	2,973,280
12,481		GNMA		4.500	06/15/40	13,128
9,208		GNMA		4.500	06/15/40	9,689
163,505		GNMA		5.000	06/20/40	176,891
352,373		GNMA		4.500	07/15/40	370,655
90,086		GNMA		4.500	07/15/40	94,781
1,195,483		GNMA		4.500	07/20/40	1,258,801
35,295		GNMA		5.000	07/20/40	37,880
250,391		GNMA		4.000	08/15/40	260,213
1,135,968		GNMA		4.000	08/15/40	1,180,641
111,945		GNMA		4.500	08/15/40	118,220
91,942		GNMA		4.500	08/20/40	96,807
75,937		GNMA		4.500	09/20/40	79,937
22,456		GNMA		5.500	09/20/40	24,376
27,371		GNMA		6.500	09/20/40	31,218
33,244		GNMA		4.000	10/15/40	34,560
67,064		GNMA		6.000	10/20/40	75,411
416,519		GNMA		4.000	11/15/40	433,159
1,034,195		GNMA		4.000	11/20/40	1,077,288
239,185		GNMA		3.500	12/15/40	245,627
155

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$363,828		GNMA		5.500%	12/20/40	$394,969
1,164,443		GNMA		4.000	01/15/41	1,209,913
2,714,367		GNMA		4.000	01/20/41	2,827,328
221,294		GNMA		4.000	02/15/41	229,970
721,607		GNMA		4.500	02/20/41	759,815
394,725		GNMA		4.500	03/15/41	415,245
869,919		GNMA		4.500	04/20/41	915,944
177,744		GNMA		5.000	04/20/41	190,120
77,079	i	GNMA	DGS1 + 1.500%	3.625	06/20/41	80,122
189,099		GNMA		4.000	07/15/41	196,431
352,028		GNMA		4.000	07/20/41	366,675
1,129,647		GNMA		4.500	07/20/41	1,189,293
965,429		GNMA		5.000	07/20/41	1,035,708
253,640		GNMA		4.500	08/15/41	266,802
427,466		GNMA		5.000	08/20/41	457,289
611,707		GNMA		4.000	09/15/41	635,597
42,327	i	GNMA	DGS1 + 1.500%	3.750	09/20/41	43,832
1,593,208		GNMA		4.000	09/20/41	1,659,507
99,310		GNMA		4.000	10/15/41	103,151
2,039,085		GNMA		4.000	10/20/41	2,123,887
88,076	i	GNMA	DGS1 + 1.500%	4.125	10/20/41	90,382
55,221	i	GNMA	DGS1 + 1.500%	4.125	10/20/41	56,823
260,487		GNMA		5.500	10/20/41	282,964
625,492		GNMA		3.500	11/15/41	642,341
1,379,521		GNMA		4.000	11/15/41	1,433,301
2,608,351		GNMA		4.500	11/20/41	2,745,911
1,103,290		GNMA		5.000	11/20/41	1,179,722
272,019		GNMA		6.000	11/20/41	291,715
1,420,440		GNMA		3.500	01/20/42	1,457,614
307,786	i	GNMA	DGS1 + 1.500%	3.375	02/20/42	316,403
692,778		GNMA		3.500	03/20/42	710,784
1,101,188		GNMA		4.500	03/20/42	1,159,535
1,262,594		GNMA		3.500	04/15/42	1,296,666
2,112,367		GNMA		3.500	05/20/42	2,162,720
6,604,435		GNMA		3.500	05/20/42	6,772,446
1,460,562		GNMA		4.000	05/20/42	1,521,236
2,970,737		GNMA		3.500	07/15/42	3,050,980
1,539,040		GNMA		3.500	07/20/42	1,578,202
310,271	i	GNMA	DGS1 + 1.500%	3.750	07/20/42	317,549
1,928,431		GNMA		3.000	08/20/42	1,941,243
2,189,882		GNMA		3.500	08/20/42	2,242,148
6,481,934		GNMA		3.500	08/20/42	6,646,922
1,038,624		GNMA		6.000	08/20/42	1,127,851
2,525,988		GNMA		3.500	10/20/42	2,590,294
2,803,724		GNMA		3.000	11/20/42	2,822,347
2,331,580		GNMA		3.000	12/20/42	2,346,769
3,275,138		GNMA		3.000	12/20/42	3,296,898
1,904,974		GNMA		3.000	01/15/43	1,920,565
4,399,023		GNMA		3.000	01/15/43	4,441,974
2,493,871		GNMA		3.000	01/20/43	2,510,428
4,252,716		GNMA		3.000	02/20/43	4,280,969
2,601,043		GNMA		3.000	02/20/43	2,619,103
797,969		GNMA		3.000	04/15/43	805,735
156

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$733,032	GNMA	5.000%	04/20/43	$784,023
1,716,384	GNMA	3.000	05/20/43	1,727,776
2,652,890	GNMA	3.000	06/20/43	2,670,507
5,164,138	GNMA	3.500	06/20/43	5,287,257
5,735,583	GNMA	3.000	07/20/43	5,773,660
2,644,092	GNMA	3.500	07/20/43	2,711,365
12,517,316	GNMA	4.500	08/20/43	13,157,057
3,856,492	GNMA	3.500	09/20/43	3,954,630
1,392,361	GNMA	4.000	09/20/43	1,448,610
16,303,620	GNMA	3.500	10/20/43	16,718,891
8,575,095	GNMA	4.000	10/20/43	8,921,215
713,158	GNMA	3.500	11/20/43	731,279
1,515,377	GNMA	4.000	11/20/43	1,576,494
1,292,437	GNMA	4.500	12/20/43	1,359,977
1,350,474	GNMA	4.500	01/20/44	1,420,984
1,860,161	GNMA	3.500	02/20/44	1,901,670
2,549,093	GNMA	4.000	02/20/44	2,651,790
2,585,507	GNMA	4.000	05/20/44	2,689,725
2,683,220	GNMA	4.000	06/20/44	2,791,444
7,694,879	GNMA	3.500	07/20/44	7,884,480
1,962,410	GNMA	4.500	10/20/44	2,064,940
5,596,281	GNMA	3.500	11/20/44	5,727,443
7,583,243	GNMA	3.000	12/20/44	7,646,234
10,844,047	GNMA	4.000	12/20/44	11,280,945
18,093,262	GNMA	3.500	02/20/45	18,525,030
8,268,201	GNMA	4.000	03/20/45	8,601,816
8,033,368	GNMA	3.000	04/20/45	8,086,731
8,584,934	GNMA	3.000	06/20/45	8,641,930
9,010,811	GNMA	3.000	07/20/45	9,070,668
15,196,514	GNMA	4.000	11/20/45	15,808,490
9,238,818	GNMA	3.000	12/20/45	9,300,206
8,270,031	GNMA	3.500	12/20/45	8,467,569
9,603,151	GNMA	4.000	04/20/46	9,936,724
46,463,160	GNMA	3.000	05/20/46	46,785,976
28,526,925	GNMA	3.500	05/20/46	29,207,836
10,635,009	GNMA	3.000	06/20/46	10,702,393
6,553,309	GNMA	3.500	06/20/46	6,709,763
13,619,486	GNMA	3.500	08/20/46	13,944,764
7,636,577	GNMA	3.000	09/20/46	7,692,024
31,091,079	GNMA	3.500	09/20/46	31,833,841
14,838,632	GNMA	3.000	10/20/46	14,937,216
7,909,796	GNMA	3.000	12/20/46	7,962,338
8,002,779	GNMA	3.000	01/20/47	8,054,737
11,437,358	GNMA	3.500	01/20/47	11,709,384
6,298,141	GNMA	4.000	01/20/47	6,507,618
24,076,259	GNMA	3.000	02/20/47	24,232,492
23,004,130	GNMA	3.500	02/20/47	23,548,638
17,001,440	GNMA	4.000	04/20/47	17,582,716
16,209,717	GNMA	3.500	05/20/47	16,588,313
8,379,713	GNMA	3.500	06/20/47	8,573,971
9,468,806	GNMA	3.000	07/20/47	9,523,140
20,445,424	GNMA	4.500	07/20/47	21,238,548
157

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$17,715,123	GNMA	3.000%	08/20/47	$17,811,487
21,946,543	GNMA	3.500	08/20/47	22,450,071
36,285,578	GNMA	3.500	11/20/47	37,106,903
27,391,289	GNMA	3.500	12/20/47	28,009,850
18,482,428	GNMA	3.500	01/20/48	18,898,512
32,977,452	GNMA	4.000	05/20/48	34,074,285
23,706,917	GNMA	4.000	06/20/48	24,495,412
24,298,813	GNMA	4.000	08/20/48	25,106,994
23,300,332	GNMA	5.000	08/20/48	24,433,866
19,543,617	GNMA	4.500	09/20/48	20,305,197
14,315,633	GNMA	4.500	11/20/48	14,882,822
	TOTAL MORTGAGE BACKED			3,138,673,664

MUNICIPAL BONDS - 0.7%
200,000	Alabama Economic Settlement Authority	4.263	09/15/32	210,238
300,000	American Municipal Power	7.834	02/15/41	452,274
500,000	American Municipal Power	6.270	02/15/50	651,510
2,000,000	Bay Area Toll Authority	6.263	04/01/49	2,852,220
200,000	California State University	3.899	11/01/47	200,284
720,000	Central Puget Sound Regional Transit Authority	5.491	11/01/39	916,510
200,000	Chicago O’Hare International Airport	4.472	01/01/49	219,700
200,000	Chicago O’Hare International Airport	4.572	01/01/54	221,824
250,000	City of Chicago IL	7.375	01/01/33	278,847
300,000	City of Chicago IL	5.432	01/01/42	280,734
190,000	City of Houston TX	3.961	03/01/47	195,073
750,000	City Public Service Board of San Antonio TX	5.808	02/01/41	993,127
150,000	Colorado Bridge Enterprise	6.078	12/01/40	195,996
200,000	Commonwealth Financing Authority	4.014	06/01/33	210,788
100,000	Commonwealth Financing Authority	3.864	06/01/38	101,596
100,000	Commonwealth Financing Authority	4.144	06/01/38	104,951
200,000	Commonwealth of Massachusetts	4.200	12/01/21	205,398
500,000	Commonwealth of Massachusetts	5.731	06/01/40	630,800
100,000	Commonwealth of Massachusetts	3.277	06/01/46	94,916
195,000	Commonwealth of Pennsylvania	5.850	07/15/30	202,114
200,000	County of Clark NV	6.820	07/01/45	302,482
350,000	Denver City & County School District No	4.242	12/15/37	381,363
200,000	District of Columbia	5.591	12/01/34	244,566
100,000	East Baton Rouge Sewerage Commission	6.087	02/01/45	102,768
10,000	Energy Northwest	2.814	07/01/24	10,071
500,000	Florida Hurricane Catastrophe Fund Finance Corp	2.995	07/01/20	502,640
200,000	Florida State Board of Administration Finance Corp	2.163	07/01/19	199,788
200,000	Florida State Board of Administration Finance Corp	2.638	07/01/21	200,498
200,000	Health & Educational Facilities Authority of the State of Missouri	3.651	01/15/46	201,858
200,000	Health & Educational Facilities Authority of the State of Missouri	3.086	09/15/51	178,696
200,000	Health & Educational Facilities Authority of the State of Missouri	3.652	08/15/57	197,684
1,630,000	Los Angeles Unified School District	5.750	07/01/34	2,003,743
100,000	Massachusetts School Building Authority	5.715	08/15/39	126,635
100,000	Metropolitan Government of Nashville & Davidson County Convention Center Authority	6.731	07/01/43	137,821
158

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities	4.053%	07/01/26	$211,304
940,000	Metropolitan Transportation Authority	6.648	11/15/39	1,251,958
1,150,000	Metropolitan Transportation Authority	7.336	11/15/39	1,719,135
235,000	Michigan State University	4.496	08/15/48	246,146
500,000	Missouri Highway & Transportation Commission	5.445	05/01/33	596,950
250,000	Municipal Electric Authority of Georgia	6.637	04/01/57	281,350
499,000	Municipal Electric Authority of Georgia	6.655	04/01/57	599,783
947,000	New Jersey Economic Development Authority	7.425	02/15/29	1,166,657
335,000	New Jersey State Turnpike Authority	7.414	01/01/40	503,177
1,000,000	New Jersey State Turnpike Authority	7.102	01/01/41	1,458,080
800,000	New Jersey Transportation Trust Fund Authority	5.754	12/15/28	895,176
360,000	New Jersey Transportation Trust Fund Authority	6.104	12/15/28	373,777
700,000	New Jersey Transportation Trust Fund Authority	6.875	12/15/39	704,886
1,100,000	New York City Municipal Water Finance Authority	5.790	06/15/41	1,140,700
500,000	New York City Municipal Water Finance Authority	5.440	06/15/43	645,075
600,000	New York State Dormitory Authority	5.289	03/15/33	702,216
130,000	New York State Dormitory Authority	5.628	03/15/39	156,747
545,000	New York State Dormitory Authority	5.600	03/15/40	679,517
200,000	New York State Dormitory Authority	4.946	08/01/48	206,210
400,000	New York State Urban Development Corp	5.838	03/15/40	489,688
675,000	Ohio State Water Development Authority	4.879	12/01/34	767,360
750,000	Oregon School Boards Association	4.759	06/30/28	818,355
250,000	Oregon School Boards Association	5.680	06/30/28	293,825
300,000	Permanent University Fund-Texas A&M University System	3.660	07/01/47	300,768
200,000	Permanent University Fund-University of Texas System	3.376	07/01/47	195,498
1,215,000	Port Authority of New York & New Jersey	6.040	12/01/29	1,508,362
500,000	Port Authority of New York & New Jersey	5.647	11/01/40	647,025
300,000	Port Authority of New York & New Jersey	4.823	06/01/45	322,599
1,000,000	Port Authority of New York & New Jersey	5.310	08/01/46	1,095,090
200,000	Port Authority of New York & New Jersey	4.031	09/01/48	215,956
400,000	Port Authority of New York & New Jersey	4.229	10/15/57	430,452
2,200,000	Port Authority of New York & New Jersey	4.810	10/15/65	2,588,036
200,000	Sales Tax Securitization Corp	4.637	01/01/40	210,690
200,000	Sales Tax Securitization Corp	3.587	01/01/43	183,764
1,000,000	Sales Tax Securitization Corp	3.820	01/01/48	930,610
200,000	Sales Tax Securitization Corp	4.787	01/01/48	215,242
100,000	Salt River Project Agricultural Improvement & Power District	4.839	01/01/41	120,337
100,000	San Jose Redevelopment Agency	3.375	08/01/34	99,914
800,000	Santa Clara Valley Transportation Authority	5.876	04/01/32	958,352
500,000	South Carolina Public Service Authority	2.388	12/01/23	484,145
600,000	State of California	6.200	10/01/19	611,058
300,000	State of California	2.800	04/01/21	302,709
645,000	State of California	5.700	11/01/21	698,806
200,000	State of California	3.375	04/01/25	208,552
200,000	State of California	3.500	04/01/28	210,070
300,000	State of California	4.500	04/01/33	324,555
250,000	State of California	7.500	04/01/34	360,912
225,000	State of California	4.600	04/01/38	239,706
1,285,000	State of California	7.550	04/01/39	1,951,555
159

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$3,400,000	State of California	7.300%	10/01/39	$4,919,902
2,740,000	State of California	7.625	03/01/40	4,150,223
1,500,000	State of California	7.600	11/01/40	2,328,735
200,000	State of California Department of Water Resources Power Supply Revenue	2.000	05/01/22	197,312
300,000	State of Connecticut	5.090	10/01/30	328,962
620,000	State of Connecticut	5.850	03/15/32	750,566
5,950,000	State of Illinois	5.100	06/01/33	5,846,589
1,295,000	State of Illinois	6.725	04/01/35	1,400,530
500,000	State of Illinois	5.650	12/01/38	504,445
500,000	State of Kansas Department of Transportation	4.596	09/01/35	562,075
239,800	State of Oregon	5.762	06/01/23	257,886
100,000	State of Oregon Department of Transportation	5.834	11/15/34	128,980
600,000	State of Texas	4.631	04/01/33	677,082
50,000	State of Texas	5.517	04/01/39	63,714
1,000,000	State of Texas	4.681	04/01/40	1,162,270
575,000	State of Texas Transportation Commission	5.028	04/01/26	639,751
500,000	State of Utah	3.539	07/01/25	517,690
200,000	State of Washington	5.090	08/01/33	233,156
200,000	State of Wisconsin	3.154	05/01/27	201,110
200,000	State of Wisconsin	3.954	05/01/36	205,072
604,000	State Public School Building Authority	5.000	09/15/27	667,613
100,000	Sumter Landing Community Development District	4.172	10/01/47	101,584
100,000	The Ohio State University	4.910	06/01/40	120,609
500,000	The Ohio State University	3.798	12/01/46	517,005
200,000	The Ohio State University	4.048	12/01/56	207,886
500,000	University of California	1.796	07/01/19	499,125
200,000	University of California	3.063	07/01/25	203,524
500,000	University of California	3.349	07/01/29	513,900
200,000	University of California	5.770	05/15/43	254,664
200,000	University of California	3.931	05/15/45	204,902
200,000	University of California	4.131	05/15/45	211,462
860,000	University of California	4.858	05/15/12	967,534
200,000	University of California	4.767	05/15/15	219,914
300,000	University of Chicago	4.003	10/01/53	312,546
200,000	University of Notre Dame du Lac	3.438	02/15/45	198,164
200,000	University of Notre Dame du Lac	3.394	02/15/48	195,369
100,000	University of Pennsylvania	4.674	09/01/12	112,383
300,000	University of Southern California	3.028	10/01/39	282,189
200,000	University of Southern California	3.841	10/01/47	209,789
200,000	University of Southern California	5.250	10/01/11	254,967
200,000	University of Texas System	3.852	08/15/46	208,466
700,000	University of Texas System	4.794	08/15/46	816,144
150,000	Virginia Commonwealth Transportation Board	5.350	05/15/35	175,272
	TOTAL MUNICIPAL BONDS			77,863,409

U.S. TREASURY SECURITIES - 38.6%
21,250,000	United States Treasury Bond	4.500	02/15/36	26,946,826
22,400,000	United States Treasury Bond	5.000	05/15/37	30,323,125
143,483,000	United States Treasury Bond	3.500	02/15/39	162,864,414
18,850,000	United States Treasury Bond	4.375	11/15/39	23,996,197
17,585,000	United States Treasury Bond	3.875	08/15/40	20,983,851
160

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$11,185,000	United States Treasury Bond	4.250%	11/15/40	$14,037,612
26,350,000	United States Treasury Bond	4.375	05/15/41	33,671,389
10,000,000	United States Treasury Bond	3.750	08/15/41	11,724,610
60,300,000	United States Treasury Bond	3.125	11/15/41	64,273,676
4,550,000	United States Treasury Bond	3.125	02/15/42	4,845,572
22,000,000	United States Treasury Bond	3.000	05/15/42	22,934,141
10,000,000	United States Treasury Bond	2.750	08/15/42	9,978,125
10,250,000	United States Treasury Bond	2.875	05/15/43	10,428,975
16,000,000	United States Treasury Bond	2.500	02/15/45	15,130,000
22,000,000	United States Treasury Bond	3.000	05/15/45	22,873,125
16,000,000	United States Treasury Bond	2.875	08/15/45	16,250,625
27,000,000	United States Treasury Bond	2.500	05/15/46	25,436,953
13,300,000	United States Treasury Bond	2.875	11/15/46	13,495,344
28,000,000	United States Treasury Bond	3.000	02/15/47	29,123,281
30,000,000	United States Treasury Bond	2.750	08/15/47	29,643,750
45,000,000	United States Treasury Bond	2.750	11/15/47	44,458,594
38,500,000	United States Treasury Bond	3.000	02/15/48	39,930,215
48,500,000	United States Treasury Bond	3.125	05/15/48	51,548,301
35,500,000	United States Treasury Bond	3.000	08/15/48	36,834,023
35,000,000	United States Treasury Bond	3.375	11/15/48	39,042,773
47,000,000	United States Treasury Note	1.500	11/30/19	46,708,086
25,000,000	United States Treasury Note	1.750	11/30/19	24,887,695
78,500,000	United States Treasury Note	1.375	02/29/20	77,760,996
45,000,000	United States Treasury Note	1.625	03/15/20	44,671,289
50,000,000	United States Treasury Note	1.500	05/31/20	49,490,234
38,000,000	United States Treasury Note	1.500	06/15/20	37,596,310
22,500,000	United States Treasury Note	1.625	07/31/20	22,276,758
50,000,000	United States Treasury Note	2.625	07/31/20	50,164,062
7,000,000	United States Treasury Note	1.375	08/31/20	6,902,656
20,000,000	United States Treasury Note	1.375	09/15/20	19,727,344
49,500,000	United States Treasury Note	2.875	10/31/20	49,907,988
43,000,000	United States Treasury Note	1.875	12/15/20	42,680,859
48,500,000	United States Treasury Note	1.375	01/31/21	47,691,035
60,000,000	United States Treasury Note	2.375	03/15/21	60,110,156
50,000,000	United States Treasury Note	1.250	03/31/21	49,017,578
55,000,000	United States Treasury Note	1.375	04/30/21	54,003,125
23,000,000	United States Treasury Note	2.625	05/15/21	23,165,313
65,000,000	United States Treasury Note	1.375	05/31/21	63,783,789
25,000,000	United States Treasury Note	1.125	06/30/21	24,397,461
39,000,000	United States Treasury Note	1.125	07/31/21	38,002,148
27,610,000	United States Treasury Note	2.125	08/15/21	27,524,797
40,000,000	United States Treasury Note	1.125	08/31/21	38,945,312
30,000,000	United States Treasury Note	2.750	09/15/21	30,359,766
30,185,000	United States Treasury Note	1.125	09/30/21	29,385,569
50,000,000	United States Treasury Note	1.250	10/31/21	48,755,859
50,000,000	United States Treasury Note	2.875	11/15/21	50,796,875
13,379,100	United States Treasury Note	8.000	11/15/21	15,315,934
57,000,000	United States Treasury Note	1.750	11/30/21	56,283,047
70,000,000	United States Treasury Note	2.625	12/15/21	70,724,609
51,700,000	United States Treasury Note	2.000	12/31/21	51,401,109
30,000,000	United States Treasury Note	2.500	01/15/22	30,213,281
24,300,000	United States Treasury Note	1.875	01/31/22	24,061,746
60,000,000	United States Treasury Note	1.875	02/28/22	59,402,344
161

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$51,000,000	United States Treasury Note	1.875%	03/31/22	$50,507,929
92,000,000	United States Treasury Note	1.875	04/30/22	91,036,875
33,000,000	United States Treasury Note	1.750	05/31/22	32,524,336
30,000,000	United States Treasury Note	1.750	06/30/22	29,558,203
63,000,000	United States Treasury Note	1.875	07/31/22	62,286,328
55,000,000	United States Treasury Note	1.625	08/31/22	53,912,891
35,000,000	United States Treasury Note	1.875	09/30/22	34,596,680
65,000,000	United States Treasury Note	2.000	10/31/22	64,502,344
108,000,000	United States Treasury Note	2.000	11/30/22	107,156,250
60,000,000	United States Treasury Note	2.625	02/28/23	60,892,969
80,000,000	United States Treasury Note	2.500	03/31/23	80,840,625
30,000,000	United States Treasury Note	2.750	04/30/23	30,603,516
80,000,000	United States Treasury Note	2.750	05/31/23	81,650,000
91,500,000	United States Treasury Note	2.625	06/30/23	92,965,429
80,000,000	United States Treasury Note	2.750	07/31/23	81,709,375
116,000,000	United States Treasury Note	2.750	08/31/23	118,532,969
35,000,000	United States Treasury Note	2.875	09/30/23	35,952,930
13,000,000	United States Treasury Note	2.750	11/15/23	13,289,961
10,000,000	United States Treasury Note	2.125	11/30/23	9,950,391
65,000,000	United States Treasury Note	2.875	11/30/23	66,861,133
10,000,000	United States Treasury Note	2.250	12/31/23	10,004,297
55,000,000	United States Treasury Note	2.625	12/31/23	55,962,500
129,300,000	United States Treasury Note	2.500	01/31/24	130,865,743
70,000,000	United States Treasury Note	2.375	02/29/24	70,494,922
75,000,000	United States Treasury Note	2.125	03/31/24	74,619,141
40,005,000	United States Treasury Note	2.250	11/15/24	39,944,055
40,000,000	United States Treasury Note	2.250	12/31/24	39,945,312
18,000,000	United States Treasury Note	2.625	03/31/25	18,339,609
20,000,000	United States Treasury Note	2.875	04/30/25	20,662,500
17,000,000	United States Treasury Note	2.000	08/15/25	16,695,195
20,000,000	United States Treasury Note	2.750	08/31/25	20,528,906
30,000,000	United States Treasury Note	3.000	09/30/25	31,256,250
30,000,000	United States Treasury Note	2.250	11/15/25	29,879,297
44,500,000	United States Treasury Note	1.625	02/15/26	42,544,434
30,000,000	United States Treasury Note	1.625	05/15/26	28,631,250
46,000,000	United States Treasury Note	2.250	08/15/27	45,599,297
47,000,000	United States Treasury Note	2.750	02/15/28	48,384,297
66,000,000	United States Treasury Note	2.875	05/15/28	68,621,953
63,000,000	United States Treasury Note	2.875	08/15/28	65,524,922
85,000,000	United States Treasury Note	3.125	11/15/28	90,256,055
35,000,000	United States Treasury Note	2.625	02/15/29	35,680,859
27,000,000	United States Treasury Note	3.000	02/15/49	28,030,430
	TOTAL U.S. TREASURY SECURITIES			4,378,692,985

	TOTAL GOVERNMENT BONDS			8,161,752,203
	(Cost $8,116,006,946)

STRUCTURED ASSETS - 2.5%

ASSET BACKED - 0.7%
204,244	American Airlines Pass Through Trust	4.950	01/15/23	211,495
	Series - 2013 2 (Class A)
162

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$300,813	American Airlines Pass Through Trust	4.000%	07/15/25	$305,746
	Series - 2013 1 (Class A)
233,324	American Airlines Pass Through Trust	3.700	10/01/26	233,814
	Series - 2014 1 (Class A)
248,425	American Airlines Pass Through Trust	3.375	05/01/27	244,450
	Series - 2015 1 (Class A)
171,584	American Airlines Pass Through Trust	3.600	09/22/27	171,876
	Series - 2015 2 (Class AA)
176,125	American Airlines Pass Through Trust	3.575	01/15/28	176,977
	Series - 2016 1 (Class AA)
157,413	American Airlines Pass Through Trust	3.200	06/15/28	153,808
	Series - 2016 2 (Class AA)
270,000	American Airlines Pass Through Trust	3.650	02/15/29	271,385
	Series - 2017 1 (Class AA)
1,885,000	American Express Credit Account Master Trust	1.930	09/15/22	1,873,533
	Series - 2017 1 (Class A)
1,000,000	American Express Credit Account Master Trust	2.990	12/15/23	1,009,605
	Series - 2018 4 (Class A)
811,373	AmeriCredit Automobile Receivables Trust	2.510	01/08/21	811,173
	Series - 2015 1 (Class C)
1,267,785	AmeriCredit Automobile Receivables Trust	2.730	03/08/21	1,267,176
	Series - 2015 3 (Class C)
955,000	AmeriCredit Automobile Receivables Trust	1.830	12/08/21	948,228
	Series - 2016 4 (Class B)
1,325,000	AmeriCredit Automobile Receivables Trust	2.600	09/18/23	1,318,022
	Series - 2017 4 (Class C)
1,000,000	BMW Vehicle Lease Trust	2.180	06/22/20	997,273
	Series - 2017 1 (Class A4)
1,500,000	BMW Vehicle Lease Trust	3.360	03/21/22	1,519,726
	Series - 2018 1 (Class A4)
1,200,000	Capital One Multi-Asset Execution Trust	2.080	03/15/23	1,192,905
	Series - 2015 A2 (Class A2)
1,500,000	Capital One Multi-Asset Execution Trust	1.990	07/17/23	1,487,523
	Series - 2017 A4 (Class A4)
2,000,000	Capital One Multi-Asset Execution Trust	2.840	12/16/24	2,017,330
	Series - 2019 A1 (Class A1)
317,022	CarMax Auto Owner Trust	1.520	02/16/21	315,772
	Series - 2016 2 (Class A3)
1,000,000	CarMax Auto Owner Trust	2.480	11/15/22	998,282
	Series - 2018 1 (Class A3)
575,000	CarMax Auto Owner Trust	2.410	12/15/22	569,751
	Series - 2017 2 (Class B)
102,663	CenterPoint Energy Transition Bond Co II LLC	5.302	08/01/20	102,952
	Series - 2005 A (Class A5)
304,905	CenterPoint Energy Transition Bond Co II LLC	2.161	10/15/21	304,081
	Series - 2012 1 (Class A2)
1,470,000	Chase Issuance Trust	1.370	06/15/21	1,466,137
	Series - 2016 A2 (Class A)
2,500,000	Chase Issuance Trust	1.270	07/15/21	2,490,436
	Series - 2016 A5 (Class A5)
1,600,000	Chase Issuance Trust	1.840	04/15/22	1,588,000
	Series - 2015 A4 (Class A4)
1,500,000	Chase Issuance Trust	2.770	03/15/23	1,507,307
	Series - 2014 A2 (Class A2)
163

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000		Chase Issuance Trust	2.160%	09/15/24	$985,942
		Series - 2012 A7 (Class A7)
2,000,000		CitiBank Credit Card Issuance Trust	2.150	07/15/21	1,997,200
		Series - 2014 A6 (Class A6)
1,000,000		CitiBank Credit Card Issuance Trust	1.920	04/07/22	993,148
		Series - 2017 A3 (Class A3)
2,000,000		CitiBank Credit Card Issuance Trust	1.860	08/08/22	1,981,150
		Series - 2017 A8 (Class A8)
2,000,000		CitiBank Credit Card Issuance Trust	2.880	01/23/23	2,011,327
		Series - 2014 A1 (Class A1)
1,250,000		CitiBank Credit Card Issuance Trust	2.190	11/20/23	1,239,203
		Series - 2016 A2 (Class A2)
1,000,000		Discover Card Execution Note Trust	2.120	12/15/21	998,741
		Series - 2014 A4 (Class A4)
3,500,000		Discover Card Execution Note Trust	1.880	02/15/23	3,467,169
		Series - 2017 A6 (Class A6)
523,204		FHLMC Multifamily Structured Pass Through Certificates	1.459	09/25/21	519,268
		Series - 2012 K019 (Class A1)
3,000,000		FHLMC Multifamily Structured Pass Through Certificates	2.307	08/25/22	2,985,481
		Series - 2012 K023 (Class A2)
249,009		FHLMC Multifamily Structured Pass Through Certificates	2.779	09/25/22	250,094
		Series - 2013 K030 (Class A1)
500,000		FHLMC Multifamily Structured Pass Through Certificates	2.510	11/25/22	499,269
		Series - 2013 K026 (Class A2)
500,000		FHLMC Multifamily Structured Pass Through Certificates	2.637	01/25/23	501,337
		Series - 2013 K027 (Class A2)
55,869		FHLMC Multifamily Structured Pass Through Certificates	2.669	02/25/23	55,921
		Series - 2013 K034 (Class A1)
3,000,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.060	07/25/23	3,054,387
		Series - 2013 K033 (Class A2)
1,750,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.531	07/25/23	1,813,079
		Series - 2013 K034 (Class A2)
1,500,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.527	10/25/23	1,556,428
		Series - 2014 K036 (Class A2)
3,000,000		FHLMC Multifamily Structured Pass Through Certificates	3.023	01/25/25	3,051,389
		Series - 2015 K045 (Class A2)
975,000		Ford Credit Auto Owner Trust	2.240	06/15/22	967,493
		Series - 2017 A (Class B)
1,135,000		Ford Credit Floorplan Master Owner Trust	1.950	11/15/21	1,129,325
		Series - 2016 5 (Class A1)
1,400,000		GM Financial Automobile Leasing Trust	3.300	07/20/22	1,409,292
		Series - 2018 3 (Class A4)
164

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,500,000		Hyundai Auto Receivables Trust	1.770%	01/18/22	$1,487,722
		Series - 2017 B (Class A3)
2,000,000		Hyundai Auto Receivables Trust	2.300	07/15/22	1,995,282
		Series - 2015 B (Class C)
1,500,000		Hyundai Auto Receivables Trust	1.960	02/15/23	1,480,263
		Series - 2017 B (Class A4)
318,852		Mercedes-Benz Auto Receivables Trust	1.260	02/16/21	317,260
		Series - 2016 1 (Class A3)
449,054		Nissan Auto Receivables Owner Trust	1.180	01/15/21	446,339
		Series - 2016 C (Class A3)
1,000,000		Santander Drive Auto Receivables Trust	2.320	08/16/21	999,057
		Series - 2018 1 (Class A3)
574,455		Santander Drive Auto Receivables Trust	3.090	04/15/22	574,808
		Series - 2016 1 (Class C)
233,270		United Airlines Pass Through Trust	4.300	08/15/25	241,832
		Series - 2013 1 (Class A)
240,433		United Airlines Pass Through Trust	3.750	09/03/26	241,996
		Series - 2014 2 (Class A)
175,824		United Airlines Pass Through Trust	3.450	12/01/27	174,927
		Series - 2015 1 (Class AA)
184,170		United Airlines Pass Through Trust	3.100	07/07/28	179,995
		Series - 2016 1 (Class AA)
184,171		United Airlines Pass Through Trust	3.450	07/07/28	180,581
		Series - 2016 1 (Class A)
378,855		United Airlines Pass Through Trust	2.875	10/07/28	363,095
		Series - 2016 2 (Class A)
1,473,888		United Airlines Pass Through Trust	3.500	03/01/30	1,454,237
		Series - 2018 1 (Class AA)
400,000		United Airlines Pass Through Trust	4.150	08/25/31	414,411
		Series - 2019 1 (Class AA)
130,672		US Airways Pass Through Trust	4.625	06/03/25	136,326
		Series - 2012 2 (Class A)
215,504		US Airways Pass Through Trust	3.950	11/15/25	218,557
		Series - 2013 1 (Class A)
15,000	g	Vornado DP LLC	4.004	09/13/28	15,153
		Series - 2010 VNO (Class A2FX)
1,215,000		World Financial Network Credit Card Master Trust	2.550	06/17/24	1,211,366
		Series - 2015 B (Class A)
8,000,000		World Financial Network Credit Card Master Trust	3.070	12/16/24	8,042,682
		Series - 2018 A (Class A)
4,000,000		World Omni Auto Receivables Trust	2.500	04/17/23	3,995,295
		Series - 2018 A (Class A3)
1,000,000		World Omni Auto Receivables Trust	2.730	02/15/24	1,002,336
		Series - 2018 A (Class A4)
1,500,000		World Omni Auto Receivables Trust	3.330	04/15/24	1,527,906
		Series - 2018 D (Class A3)
2,000,000		World Omni Auto Receivables Trust	3.670	12/16/24	2,058,690
		Series - 2018 D (Class B)
		TOTAL ASSET BACKED			85,781,522

OTHER MORTGAGE BACKED - 1.8%
2,000,000		BANK	3.538	11/15/54	2,049,581
		Series - 2017 BNK9 (Class A4)
165

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,500,000		BANK	3.390%	06/15/60	$1,519,772
		Series - 2017 BNK5 (Class A5)
5,000,000		BANK	3.641	02/15/61	5,147,978
		Series - 2018 BN10 (Class ASB)
2,000,000	i	BANK	3.898	02/15/61	2,055,506
		Series - 2018 BN10 (Class AS)
3,000,000		Barclays Commercial Mortgage Trust	3.674	02/15/50	3,085,796
		Series - 2017 C1 (Class A4)
3,000,000		BENCHMARK Mortgage Trust	3.571	01/15/51	3,079,011
		Series - 2018 B1 (Class A2)
1,000,000	i	BENCHMARK Mortgage Trust	3.878	01/15/51	1,030,706
		Series - 2018 B1 (Class AM)
1,000,000		BENCHMARK Mortgage Trust	3.976	07/15/51	1,044,056
		Series - 2018 B4 (Class A2)
1,000,000	i	BENCHMARK Mortgage Trust	4.564	07/15/51	1,040,192
		Series - 2018 B4 (Class C)
1,000,000	i	CD Commercial Mortgage Trust	3.526	11/10/49	1,026,934
		Series - 2016 CD2 (Class A4)
2,000,000		CD Commercial Mortgage Trust	3.631	02/10/50	2,067,155
		Series - 2017 CD3 (Class A4)
1,000,000		CD Commercial Mortgage Trust	3.025	08/15/50	1,004,744
		Series - 2017 CD5 (Class A2)
2,500,000		CD Commercial Mortgage Trust	3.431	08/15/50	2,545,640
		Series - 2017 CD5 (Class A4)
1,000,000	i	CD Commercial Mortgage Trust	3.684	08/15/50	1,014,131
		Series - 2017 CD5 (Class AS)
1,750,000		CD Commercial Mortgage Trust	4.279	08/15/51	1,897,310
		Series - 2018 CD7 (Class A4)
1,053,000		Citigroup Commercial Mortgage Trust	3.422	04/10/46	1,065,605
		Series - 2013 GC11 (Class AS)
755,000		Citigroup Commercial Mortgage Trust	4.023	03/10/47	793,660
		Series - 2014 GC19 (Class A4)
440,887		Citigroup Commercial Mortgage Trust	3.622	07/10/47	454,402
		Series - 2014 GC23 (Class A4)
500,000		Citigroup Commercial Mortgage Trust	3.635	10/10/47	516,304
		Series - 2014 GC25 (Class A4)
1,000,000		Citigroup Commercial Mortgage Trust	3.137	02/10/48	1,005,289
		Series - 2015 GC27 (Class A5)
1,000,000		Citigroup Commercial Mortgage Trust	3.571	02/10/48	1,014,867
		Series - 2015 GC27 (Class AS)
1,000,000		Citigroup Commercial Mortgage Trust	3.616	02/10/49	1,032,785
		Series - 2016 GC36 (Class A5)
2,000,000		Citigroup Commercial Mortgage Trust	3.314	04/10/49	2,030,246
		Series - 2016 GC37 (Class A4)
500,000		Citigroup Commercial Mortgage Trust	3.576	04/10/49	503,719
		Series - 2016 GC37 (Class AS)
1,500,000		Citigroup Commercial Mortgage Trust	2.832	08/10/49	1,471,971
		Series - 2016 C2 (Class A4)
1,000,000		Citigroup Commercial Mortgage Trust	3.465	09/15/50	1,018,556
		Series - 2017 P8 (Class A4)
2,000,000		Citigroup Commercial Mortgage Trust	4.074	06/10/51	2,076,853
		Series - 2018 C5 (Class A2)
166

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,480,000		Citigroup Commercial Mortgage Trust	3.778%	09/10/58	$1,541,501
		Series - 2015 GC33 (Class A4)
580,000		COMM Mortgage Trust	4.063	12/10/44	595,420
		Series - 2012 LC4 (Class AM)
272,614		COMM Mortgage Trust	2.752	08/15/45	271,502
		Series - 2012 CR2 (Class ASB)
400,000		COMM Mortgage Trust	2.941	01/10/46	402,276
		Series - 2013 LC6 (Class A4)
493,699		COMM Mortgage Trust	3.213	03/10/46	498,777
		Series - 2013 CR7 (Class A4)
1,000,000		COMM Mortgage Trust	4.046	10/10/46	1,045,172
		Series - 2013 CR12 (Class A4)
295,009		COMM Mortgage Trust	2.928	02/10/47	294,639
		Series - 2014 CR15 (Class A2)
500,000		COMM Mortgage Trust	3.961	03/10/47	523,477
		Series - 2014 UBS2 (Class A5)
1,000,000		COMM Mortgage Trust	4.051	04/10/47	1,048,139
		Series - 2014 CR16 (Class A4)
1,000,000		COMM Mortgage Trust	3.819	06/10/47	1,041,429
		Series - 2014 UBS3 (Class A4)
1,000,000		COMM Mortgage Trust	3.694	08/10/47	1,035,880
		Series - 2014 UBS4 (Class A5)
924,000		COMM Mortgage Trust	3.326	11/10/47	939,681
		Series - 2014 CR20 (Class A3)
1,000,000		COMM Mortgage Trust	3.590	11/10/47	1,029,371
		Series - 2014 CR20 (Class A4)
1,000,000	i	COMM Mortgage Trust	4.339	12/10/47	1,034,209
		Series - 2014 CR21 (Class B)
3,150,000		COMM Mortgage Trust	3.183	02/10/48	3,180,858
		Series - 2015 LC19 (Class A4)
1,000,000	i	COMM Mortgage Trust	4.259	02/10/48	1,023,015
		Series - 2015 LC19 (Class C)
1,700,000		COMM Mortgage Trust	3.708	07/10/48	1,760,048
		Series - 2015 LC21 (Class A4)
1,000,000		COMM Mortgage Trust	3.432	08/10/48	1,022,398
		Series - 2015 CR24 (Class A4)
1,000,000		COMM Mortgage Trust	3.759	08/10/48	1,038,379
		Series - 2015 CR25 (Class A4)
1,500,000		COMM Mortgage Trust	3.221	10/10/48	1,506,002
		Series - 2015 LC23 (Class A2)
1,500,000		COMM Mortgage Trust	3.774	10/10/48	1,560,094
		Series - 2015 LC23 (Class A4)
376	i	COMM Mortgage Trust	5.954	12/10/49	376
		Series - 2008 LS1 (Class ASM)
500,000		COMM Mortgage Trust	4.258	08/10/50	528,582
		Series - 2013 CR11 (Class A4)
2,750,000		Commercial Mortgage Pass Through Certificates	3.955	02/10/47	2,870,305
		Series - 2014 CR14 (Class A3)
650,000	i	CSAIL Commercial Mortgage Trust	4.752	01/15/49	675,555
		Series - 2016 C6 (Class C)
500,000		CSAIL Commercial Mortgage Trust	2.608	11/15/49	495,878
		Series - 2016 C7 (Class A3)
167

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,250,000		CSAIL Commercial Mortgage Trust	2.970%	04/15/50	$1,248,714
		Series - 2015 C1 (Class A2)
2,000,000		CSAIL Commercial Mortgage Trust	4.224	08/15/51	2,142,559
		Series - 2018 CX12 (Class A4)
2,000,000		DBGS Mortgage Trust	4.358	10/15/51	2,122,530
		Series - 2018 C1 (Class A2)
2,000,000		DBGS Mortgage Trust	4.466	10/15/51	2,189,464
		Series - 2018 C1 (Class A4)
2,000,000		DBJPM	2.691	05/10/49	1,992,860
		Series - 2016 C1 (Class A2)
3,500,000		DBJPM	3.276	05/10/49	3,538,463
		Series - 2016 C1 (Class A4)
1,000,000		DBJPM	3.539	05/10/49	1,008,185
		Series - 2016 C1 (Class AM)
1,590,000		DBJPM	3.328	06/10/50	1,608,075
		Series - 2017 C6 (Class A5)
226,611		GS Mortgage Securities Corp II	3.314	01/10/45	227,629
		Series - 2012 GC6 (Class AAB)
300,000		GS Mortgage Securities Corp II	2.943	02/10/46	302,202
		Series - 2013 GC10 (Class A5)
300,000		GS Mortgage Securities Corp II	3.279	02/10/46	301,449
		Series - 2013 GC10 (Class AS)
800,000		GS Mortgage Securities Corp II	3.382	05/10/50	818,142
		Series - 2015 GC30 (Class A4)
1,731,000		GS Mortgage Securities Trust	3.707	08/10/44	1,757,888
		Series - 2011 GC5 (Class A4)
498,119		GS Mortgage Securities Trust	3.482	01/10/45	505,205
		Series - 2012 GC6 (Class A3)
195,000		GS Mortgage Securities Trust	4.740	05/10/45	201,417
		Series - 2012 GCJ7 (Class B)
500,000		GS Mortgage Securities Trust	3.135	06/10/46	505,281
		Series - 2013 GC12 (Class A4)
480,961		GS Mortgage Securities Trust	3.813	11/10/46	491,492
		Series - 2013 GC16 (Class AAB)
1,000,000		GS Mortgage Securities Trust	4.074	01/10/47	1,047,006
		Series - 2014 GC18 (Class A4)
1,500,000		GS Mortgage Securities Trust	3.964	11/10/47	1,537,527
		Series - 2014 GC26 (Class AS)
1,900,000		GS Mortgage Securities Trust	3.136	02/10/48	1,910,953
		Series - 2015 GC28 (Class A4)
1,500,000		GS Mortgage Securities Trust	3.178	11/10/49	1,509,813
		Series - 2016 GS4 (Class A3)
1,350,000	i	GS Mortgage Securities Trust	3.802	11/10/49	1,304,255
		Series - 2016 GS4 (Class C)
1,000,000		GS Mortgage Securities Trust	2.945	08/10/50	1,004,460
		Series - 2017 GS7 (Class A2)
1,500,000		GS Mortgage Securities Trust	3.430	08/10/50	1,519,381
		Series - 2017 GS7 (Class A4)
1,000,000		GS Mortgage Securities Trust	3.872	02/10/52	1,043,616
		Series - 2019 GC38 (Class A2)
2,500,000		GS Mortgage Securities Trust	3.968	02/10/52	2,646,574
		Series - 2019 GC38 (Class A4)
168

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$500,000	i	GS Mortgage Securities Trust	4.309%	02/10/52	$525,390
		Series - 2019 GC38 (Class B)
90,000	g	JP Morgan Chase Commercial Mortgage Securities Corp	5.633	12/05/27	90,908
		Series - 2009 IWST (Class A2)
300,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.157	05/15/45	300,268
		Series - 2012 C6 (Class D)
300,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.483	06/15/45	304,264
		Series - 2012 CBX (Class A4)
500,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	3.994	01/15/46	518,808
		Series - 2013 C13 (Class A4)
302,064		JP Morgan Chase Commercial Mortgage Securities Corp	4.171	08/15/46	309,495
		Series - 2011 C5 (Class A3)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	4.166	12/15/46	527,107
		Series - 2013 C16 (Class A4)
315,142		JP Morgan Chase Commercial Mortgage Securities Corp	2.702	12/15/47	314,949
		Series - 2013 C10 (Class ASB)
300,000		JP Morgan Chase Commercial Mortgage Securities Corp	2.840	12/15/47	300,300
		Series - 2012 LC9 (Class A5)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.143	12/15/47	505,863
		Series - 2013 C10 (Class A5)
574,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.372	12/15/47	579,182
		Series - 2013 C10 (Class AS)
1,500,000		JP Morgan Chase Commercial Mortgage Securities Trust	2.960	04/15/46	1,506,825
		Series - 2013 LC11 (Class A5)
1,000,000		JP Morgan Chase Commercial Mortgage Securities Trust	2.822	08/15/49	980,641
		Series - 2016 JP2 (Class A4)
1,400,000		JP Morgan Chase Commercial Mortgage Securities Trust	3.109	07/15/50	1,393,608
		Series - 2017 JP6 (Class A3)
1,000,000		JP Morgan Chase Commercial Mortgage Securities Trust	3.038	09/15/50	1,005,984
		Series - 2017 JP7 (Class A2)
2,500,000		JP Morgan Chase Commercial Mortgage Securities Trust	3.454	09/15/50	2,542,567
		Series - 2017 JP7 (Class A5)
2,000,000		JPMBB Commercial Mortgage Securities Trust	3.801	09/15/47	2,078,819
		Series - 2014 C22 (Class A4)
1,875,000	i	JPMBB Commercial Mortgage Securities Trust	4.118	05/15/48	1,925,336
		Series - 2015 C29 (Class B)
2,700,000		JPMBB Commercial Mortgage Securities Trust	3.227	10/15/48	2,724,858
		Series - 2015 C28 (Class A4)
169

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,100,000		JPMBB Commercial Mortgage Securities Trust	3.532%	10/15/48	$1,112,849
		Series - 2015 C28 (Class AS)
2,000,000		JPMBB Commercial Mortgage Securities Trust	3.770	12/15/48	2,079,544
		Series - 2015 C33 (Class A4)
1,000,000		JPMBB Commercial Mortgage Securities Trust	3.576	03/15/49	1,028,108
		Series - 2016 C1 (Class A5)
500,000		JPMBB Commercial Mortgage Securities Trust	3.970	03/15/49	516,846
		Series - 2016 C1 (Class AS)
500,000	i	JPMBB Commercial Mortgage Securities Trust	4.738	03/15/49	533,830
		Series - 2016 C1 (Class B)
1,000,000	i	JPMDB Commercial Mortgage Securities Trust	3.990	06/15/49	1,024,549
		Series - 2016 C2 (Class B)
5,922,824		JPMDB Commercial Mortgage Securities Trust	3.141	12/15/49	5,931,301
		Series - 2016 C4 (Class A3)
98,953	†,i	LB-UBS Commercial Mortgage Trust	5.452	09/15/39	68,310
		Series - 2006 C6 (Class AJ)
8,584	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	8,584
		Series - 2007 C6 (Class AM)
60,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.918	02/15/46	60,206
		Series - 2013 C7 (Class A4)
556,244		Morgan Stanley Bank of America Merrill Lynch Trust	2.834	05/15/46	556,170
		Series - 2013 C9 (Class A3)
1,250,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.102	05/15/46	1,264,821
		Series - 2013 C9 (Class A4)
500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.456	05/15/46	506,744
		Series - 2013 C9 (Class AS)
240,000	i	Morgan Stanley Bank of America Merrill Lynch Trust	3.708	05/15/46	242,164
		Series - 2013 C9 (Class B)
171,838		Morgan Stanley Bank of America Merrill Lynch Trust	3.824	10/15/46	175,727
		Series - 2013 C12 (Class ASB)
481,117		Morgan Stanley Bank of America Merrill Lynch Trust	3.669	02/15/47	486,857
		Series - 2014 C14 (Class A3)
1,249,711		Morgan Stanley Bank of America Merrill Lynch Trust	3.654	04/15/47	1,278,295
		Series - 2014 C15 (Class ASB)
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.892	06/15/47	2,090,014
		Series - 2014 C16 (Class A5)
3,500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.249	02/15/48	3,544,572
		Series - 2015 C20 (Class A4)
1,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.306	04/15/48	1,014,610
		Series - 2015 C22 (Class A4)
170

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.732%	05/15/48	$1,037,842
		Series - 2015 C24 (Class A4)
3,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.134	12/15/48	3,034,850
		Series - 2013 C8 (Class A4)
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.599	05/15/50	2,057,123
		Series - 2017 C33 (Class A5)
1,250,000		Morgan Stanley Capital I Trust	3.244	03/15/45	1,262,237
		Series - 2012 C4 (Class A4)
535,000		Morgan Stanley Capital I Trust	3.594	03/15/49	550,914
		Series - 2016 UBS9 (Class A4)
1,500,000		Morgan Stanley Capital I Trust	4.238	10/15/51	1,614,254
		Series - 2018 L1 (Class ASB)
2,000,000		Morgan Stanley Capital I Trust	4.288	10/15/51	2,123,868
		Series - 2018 L1 (Class A2)
1,500,000		Morgan Stanley Capital I Trust	4.407	10/15/51	1,636,256
		Series - 2018 L1 (Class A4)
1,000,000		Morgan Stanley Capital I, Inc	3.997	07/15/51	1,045,478
		Series - 2018 H3 (Class A2)
1,000,000	i	Morgan Stanley Capital I, Inc	4.851	07/15/51	1,047,057
		Series - 2018 H3 (Class C)
23,229	i	TIAA Seasoned Commercial Mortgage Trust	5.482	08/15/39	23,278
		Series - 2007 C4 (Class AJ)
1,500,000		UBS Barclays Commercial Mortgage Trust	3.185	03/10/46	1,521,390
		Series - 2013 C5 (Class A4)
500,000		UBS Barclays Commercial Mortgage Trust	3.244	04/10/46	508,575
		Series - 2013 C6 (Class A4)
1,000,000		UBS Barclays Commercial Mortgage Trust	3.525	05/10/63	1,022,092
		Series - 2012 C2 (Class A4)
326,470		UBS Citigroup Commercial Mortgage Trust	3.595	01/10/45	330,901
		Series - 2011 C1 (Class A3)
100,000		UBS Commercial Mortgage Trust	4.822	05/10/45	103,720
		Series - 2012 C1 (Class B)
1,000,000		UBS Commercial Mortgage Trust	2.998	08/15/50	1,010,722
		Series - 2017 C3 (Class A2)
1,500,000		UBS Commercial Mortgage Trust	3.426	08/15/50	1,520,310
		Series - 2017 C3 (Class A4)
1,000,000	i	UBS Commercial Mortgage Trust	3.739	08/15/50	1,013,026
		Series - 2017 C3 (Class AS)
1,000,000		UBS Commercial Mortgage Trust	3.147	10/15/50	1,012,731
		Series - 2017 C4 (Class A2)
10,000,000		UBS Commercial Mortgage Trust	3.713	02/15/51	10,269,334
		Series - 2018 C8 (Class A2)
2,000,000		UBS Commercial Mortgage Trust	4.296	08/15/51	2,157,823
		Series - 2018 C12 (Class A5)
875,000	i	Wells Fargo Commercial Mortgage Trust	3.872	05/15/48	899,045
		Series - 2015 C28 (Class AS)
2,000,000		Wells Fargo Commercial Mortgage Trust	3.695	11/15/48	2,071,185
		Series - 2015 C31 (Class A4)
480,000	i	Wells Fargo Commercial Mortgage Trust	4.224	12/15/48	492,835
		Series - 2015 NXS4 (Class B)
171

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,000,000		Wells Fargo Commercial Mortgage Trust	2.652%	08/15/49	$1,941,481
		Series - 2016 BNK1 (Class A3)
500,000		Wells Fargo Commercial Mortgage Trust	2.967	08/15/49	478,597
		Series - 2016 BNK1 (Class B)
1,000,000		Wells Fargo Commercial Mortgage Trust	3.377	11/15/49	994,823
		Series - 2016 NXS6 (Class AS)
2,000,000		Wells Fargo Commercial Mortgage Trust	4.152	08/15/51	2,130,021
		Series - 2018 C46 (Class A4)
2,700,000		Wells Fargo Commercial Mortgage Trust	3.760	03/15/52	2,793,836
		Series - 2019 C49 (Class A4)
117,000		Wells Fargo Commercial Mortgage Trust	3.896	03/15/59	114,953
		Series - 2016 C33 (Class C)
1,075,000		WF-RBS Commercial Mortgage Trust	3.037	03/15/45	1,082,053
		Series - 2013 C11 (Class A4)
250,000	i	WF-RBS Commercial Mortgage Trust	4.822	06/15/45	252,195
		Series - 2012 C7 (Class C)
400,000		WF-RBS Commercial Mortgage Trust	3.001	08/15/45	402,492
		Series - 2012 C8 (Class A3)
775,000		WF-RBS Commercial Mortgage Trust	3.241	12/15/45	771,370
		Series - 2012 C10 (Class AS)
600,000		WF-RBS Commercial Mortgage Trust	3.337	06/15/46	611,084
		Series - 2013 C14 (Class A5)
500,000	i	WF-RBS Commercial Mortgage Trust	4.646	03/15/47	511,452
		Series - 2014 C19 (Class C)
1,000,000	i	WF-RBS Commercial Mortgage Trust	4.723	03/15/47	1,051,289
		Series - 2014 C19 (Class B)
500,000		WF-RBS Commercial Mortgage Trust	3.198	03/15/48	506,085
		Series - 2013 C12 (Class A4)
		TOTAL OTHER MORTGAGE BACKED			199,008,722

		TOTAL STRUCTURED ASSETS			284,790,244
		(Cost $284,004,150)

		TOTAL BONDS			11,284,483,547
		(Cost $11,203,471,046)

SHORT-TERM INVESTMENTS - 1.2%

GOVERNMENT AGENCY DEBT - 0.4%
40,000,000		Federal Home Loan Bank (FHLB)	2.250	04/01/19	40,000,000
		TOTAL GOVERNMENT AGENCY DEBT			40,000,000

TREASURY DEBT - 0.8%
22,500,000		United States Treasury Bill	2.371	04/02/19	22,498,516
45,300,000		United States Treasury Bill	2.384	04/09/19	45,275,966
17,820,000		United States Treasury Bill	2.372	04/16/19	17,802,245
12,200,000		United States Treasury Bill	2.426	04/23/19	12,182,106
		TOTAL TREASURY DEBT			97,758,833
172

TIAA-CREF FUNDS - Bond Index Fund

ISSUER	VALUE
TOTAL SHORT-TERM INVESTMENTS	$137,758,833
(Cost $137,758,876)

TOTAL INVESTMENTS - 100.6%	11,422,242,380
(Cost $11,341,229,922)
OTHER ASSETS & LIABILITIES, NET - (0.6)%	(68,532,309)
NET ASSETS - 100.0%	$11,353,710,071

Abbreviation(s):
DGS1	1-Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
M	Month
REIT	Real Estate Investment Trust

†	Security is categorized as Level 3 in the fair value hierarchy.
‡	Perpetual security
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2019, the aggregate value of these securities was $77,750,717 or 0.7% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
173

TIAA-CREF FUNDS - Bond Plus Fund

TIAA-CREF FUNDS

BOND PLUS FUND

SCHEDULE OF INVESTMENTS

March 31, 2019

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 2.3%

AUTOMOBILES & COMPONENTS - 0.1%
$2,743,318	i	Gates Global LLC	LIBOR 1 M + 2.750%	5.250%	04/01/24	$2,705,104
		TOTAL AUTOMOBILES & COMPONENTS				2,705,104

CAPITAL GOODS - 0.1%
2,557,881	i	CHI Overhead Doors, Inc	LIBOR 1 M + 3.250%	5.750	07/31/22	2,525,907
393,000	i	Penn Engineering & Manufacturing Corp	LIBOR 1 M + 2.750%	5.240	06/27/24	391,035
488,750	i	Proampac PG Borrower LLC	LIBOR 1 and 3 M + 3.500%	6.260	11/20/23	471,185
1,495,633	i	TransDigm, Inc	LIBOR 1 M + 2.500%	5.000	06/09/23	1,459,363
		TOTAL CAPITAL GOODS				4,847,490

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
1,965,000	i	Clean Harbors, Inc	LIBOR 1 M + 1.750%	4.250	06/28/24	1,958,123
2,932,875	i	Creative Artists Agency LLC	LIBOR 1 M + 3.000%	5.490	02/15/24	2,899,880
3,098,594	i	ProQuest LLC	LIBOR 6 M + 3.250%	5.850	10/24/21	3,080,529
1,759,014	i	Spin Holdco, Inc	LIBOR 3 M + 3.250%	6.030	11/14/22	1,707,563
3,053,813	i	Trans Union LLC	LIBOR 1 M + 2.000%	4.500	04/07/23	3,022,725
197,952	i	WASH Multifamily Laundry Systems LLC	LIBOR 1 M + 3.250%	5.749	05/16/22	190,529
1,130,319	i	WASH Multifamily Laundry Systems LLC	LIBOR 1 M + 3.250%	5.750	05/16/22	1,087,932
1,458,690	i	West Corp	LIBOR 3 M + 4.000%	6.630	10/10/24	1,365,961
1,196,736	i	XPO Logistics, Inc	LIBOR 1 M + 2.000%	4.500	02/24/25	1,175,350
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				16,488,592

CONSUMER DURABLES & APPAREL - 0.0%
974,661	i,q	FullBeauty Brands Holdings Corp	LIBOR 3 M + 9.000%	7.277	10/14/22	311,892
		TOTAL CONSUMER DURABLES & APPAREL				311,892

CONSUMER SERVICES - 0.3%
2,743,875	i	Allied Universal Holdco LLC	LIBOR 1 M + 3.750%	6.250	07/28/22	2,647,839
3,270,620	i	KUEHG Corp	LIBOR 3 M + 3.750%	6.350	02/21/25	3,224,962
1,621,911	i	Prime Security Services Borrower LLC	LIBOR 1 M + 2.750%	5.250	05/02/22	1,603,065
2,271,307	i	Scientific Games International, Inc	LIBOR 1 and 2 M + 2.750%	5.330	08/14/24	2,209,664
3,520,114	i	Sterling Midco Holdings, Inc	LIBOR 1 M + 3.500%	6.000	06/19/24	3,379,309
		TOTAL CONSUMER SERVICES				13,064,839

DIVERSIFIED FINANCIALS - 0.0%
108,750	i	Donnelley Financial Solutions, Inc	LIBOR 1 M + 3.000%	5.480	09/29/23	107,119
		TOTAL DIVERSIFIED FINANCIALS				107,119

ENERGY - 0.1%
1,435,000	i	California Resources Corp	LIBOR 1 M + 10.375%	12.870	12/31/21	1,511,242
174

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$3,000,000	i	Ultra Resources, Inc	LIBOR 1 M + 4.000%	6.490%	04/12/24	$2,591,250
		TOTAL ENERGY				4,102,492

FOOD & STAPLES RETAILING - 0.1%
112,005	i	Albertsons LLC	LIBOR 1 M + 3.000%	5.480	06/22/23	110,927
1,586,146	i	Albertsons LLC	LIBOR 1 M + 3.000%	5.499	11/17/25	1,564,638
1,132,750	i	Give & Go Prepared Foods Corp	LIBOR 3 M + 4.250%	6.850	07/29/23	1,032,218
		TOTAL FOOD & STAPLES RETAILING				2,707,783

HEALTH CARE EQUIPMENT & SERVICES - 0.2%
624,000	i	Change Healthcare Holdings LLC	LIBOR 1 M + 2.750%	5.250	03/01/24	615,227
593,379	i	Greatbatch Ltd	LIBOR 1 M + 3.000%	5.490	10/27/22	593,196
1,466,977	i	Midwest Physician Administrative Services LLC	LIBOR 1 M + 2.750%	5.250	08/15/24	1,411,966
1,915,582	i	Onex Schumacher Finance LP	LIBOR 1 M + 4.000%	6.500	07/29/22	1,878,477
972,500	i	Precyse Acquisition Corp	LIBOR 1 M + 4.500%	5.750	10/20/22	931,169
219,938	i	Press Ganey Holdings, Inc	LIBOR 1 M + 2.750%	5.250	10/23/23	214,989
2,092,152	i	Team Health Holdings, Inc	LIBOR 1 M + 2.750%	5.250	02/06/24	1,855,048
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				7,500,072

INSURANCE - 0.1%
220,517	i	Acrisure LLC	LIBOR 3 M + 4.250%	6.880	11/22/23	218,817
476,468	i	AssuredPartners, Inc	LIBOR 1 M + 3.250%	5.750	10/22/24	460,388
1,742,310	i	Asurion LLC	LIBOR 1 M + 3.000%	5.500	08/04/22	1,731,734
334,743	i	Asurion LLC	LIBOR 1 M + 3.000%	5.499	11/03/23	332,862
800,000	i	Asurion LLC	LIBOR 1 M + 6.500%	8.999	08/04/25	809,664
1,237,500	i	Deerfield Holdings Corp	LIBOR 1 M + 3.250%	5.750	02/13/25	1,210,176
		TOTAL INSURANCE				4,763,641

MATERIALS - 0.1%
2,000,000	i	Berry Global, Inc	LIBOR 2 M + 2.000%	4.610	10/03/22	1,985,000
786,000	i	Flex Acquisition Co, Inc	LIBOR 1 and 3 M + 3.000%	5.630	12/31/23	760,125
248,683	i	H.B. Fuller Co	LIBOR 1 M + 2.000%	4.490	10/21/24	243,943
418,625	i	Plastipak Holdings, Inc	LIBOR 1 M + 2.500%	5.000	10/15/24	410,973
1,347,420	i	Plaze, Inc	LIBOR 1 M + 3.500%	5.990	07/29/22	1,335,630
721,154	i	Quikrete Holdings, Inc	LIBOR 1 M + 2.750%	5.250	11/15/23	702,995
194,055	i	Tronox Blocked Borrower LLC	LIBOR 1 M + 3.000%	5.500	09/23/24	193,025
419,099	i	Tronox Finance LLC	LIBOR 1 M + 3.000%	5.500	09/23/24	416,873
		TOTAL MATERIALS				6,048,564

MEDIA & ENTERTAINMENT - 0.2%
2,392,253	i	CDS US Intermediate Holdings, Inc	LIBOR 1 and 3 M + 3.750%	6.250	07/08/22	2,190,897
1,531,318	i	CSC Holdings LLC	LIBOR 1 M + 2.250%	4.730	07/17/25	1,485,654
763,000	i	EIG Investors Corp	LIBOR 3 M + 3.750%	6.390	02/09/23	758,231
419,663	i	Lions Gate Capital Holdings LLC	LIBOR 1 M + 2.250%	4.750	03/24/25	413,368
437,500	i	Match Group, Inc	LIBOR 2 M + 2.500%	5.080	11/16/22	436,135
3,046,946	i	Univision Communications, Inc	LIBOR 1 M + 2.750%	5.250	03/15/24	2,866,231
		TOTAL MEDIA & ENTERTAINMENT				8,150,516
175

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
$1,797,625	i	Alphabet Holding Co, Inc	LIBOR 1 M + 3.500%	6.000%	09/26/24	$1,663,936
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				1,663,936

REAL ESTATE - 0.1%
2,786,000	i	DTZ US Borrower LLC	LIBOR 1 M + 3.250%	5.750	08/21/25	2,758,140
315,250	i	MGM Growth Properties LLC	LIBOR 1 M + 2.000%	4.500	03/23/25	310,635
668,250	i	Ten-X LLC	LIBOR 1 and 3 M + 3.000%	8.000	09/29/24	657,110
		TOTAL REAL ESTATE				3,725,885

RETAILING - 0.2%
1,447,547	i	Academy Ltd	LIBOR 1 M + 4.000%	6.490	07/01/22	1,037,892
903,409	i	Men’s Wearhouse, Inc	LIBOR 1 M + 3.250%	5.740	04/09/25	862,755
2,911,781	i	PetSmart, Inc	LIBOR 1 M + 3.000%	5.490	03/11/22	2,607,878
1,500,000		Sally Holdings LLC		4.500	07/05/24	1,451,250
1,034,250	i	Sally Holdings LLC	LIBOR 1 M + 2.250%	4.750	07/05/24	1,012,924
1,975,000	i	Staples, Inc	LIBOR 1 M + 4.000%	6.490	09/12/24	1,957,008
		TOTAL RETAILING				8,929,707

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
742,500	i	Brooks Automation, Inc	LIBOR 3 M + 2.500%	5.360	10/04/24	727,650
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				727,650

SOFTWARE & SERVICES - 0.2%
2,543,097	i	DTI Holdco, Inc	LIBOR 3 M + 4.750%	7.490	10/02/23	2,377,796
852,541	i	First Data Corp	LIBOR 1 M + 2.000%	4.490	07/08/22	850,393
930,644	i	Infor US, Inc	LIBOR 1 M + 2.750%	5.250	02/01/22	925,553
2,128,500	i	Mitchell International, Inc	LIBOR 1 M + 3.250%	5.750	11/29/24	2,042,040
2,100,973	i	SS&C Technologies, Inc	LIBOR 1 M + 2.250%	4.750	07/08/22	2,081,287
		TOTAL SOFTWARE & SERVICES				8,277,069

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
893,497	i	MKS Instruments, Inc	LIBOR 1 M + 2.000%	4.500	05/01/23	891,826
528,144	i	MTS Systems Corp	LIBOR 1 M + 3.250%	5.740	07/05/23	522,863
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				1,414,689

TELECOMMUNICATION SERVICES - 0.0%
1,164,203	i	CNT Holdings III Corp	LIBOR 1 M + 3.250%	5.750	01/22/23	1,144,562
		TOTAL TELECOMMUNICATION SERVICES				1,144,562

UTILITIES - 0.0%
977,550	i	Talen Energy Supply LLC	LIBOR 1 M + 4.000%	6.500	07/14/23	967,168
		TOTAL UTILITIES				967,168

		TOTAL BANK LOAN OBLIGATIONS				97,648,770
		(Cost $101,381,000)

BONDS - 92.4%

CORPORATE BONDS - 31.0%
176

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
AUTOMOBILES & COMPONENTS - 0.6%
$350,000	g	Adient Global Holdings Ltd	4.875%	08/15/26	$257,250
720,000	g	Allison Transmission, Inc	5.000	10/01/24	718,200
575,000		Aptiv plc	4.350	03/15/29	584,135
1,500,000	g	Dana Financing Luxembourg Sarl	6.500	06/01/26	1,530,000
1,000,000		Ford Motor Co	7.450	07/16/31	1,066,910
2,300,000		General Motors Co	4.200	10/01/27	2,207,596
1,350,000		General Motors Co	6.600	04/01/36	1,414,035
1,325,000		General Motors Co	6.250	10/02/43	1,325,921
1,325,000		General Motors Co	5.200	04/01/45	1,182,309
750,000		General Motors Co	6.750	04/01/46	782,007
800,000		Goodyear Tire & Rubber Co	5.000	05/31/26	762,800
2,000,000	g	Hyundai Capital America	3.950	02/01/22	2,028,590
1,250,000	g	Hyundai Capital America	3.250	09/20/22	1,243,155
4,000,000	g	Hyundai Capital America	4.125	06/08/23	4,076,766
725,000	g	Hyundai Capital America	2.750	09/27/26	665,201
250,000	g,o	IHO Verwaltungs GmbH	4.125	09/15/21	250,313
250,000	g,o	IHO Verwaltungs GmbH	4.500	09/15/23	248,125
250,000	g,o	IHO Verwaltungs GmbH	4.750	09/15/26	237,500
1,450,000		Magna International, Inc	3.625	06/15/24	1,475,823
1,875,000	g	Nemak SAB de C.V.	4.750	01/23/25	1,828,125
1,450,000	g	Schaeffler Finance BV	4.750	05/15/23	1,468,850
		TOTAL AUTOMOBILES & COMPONENTS			25,353,611

BANKS - 5.0%
1,900,000	g	Akbank TAS	7.200	03/16/27	1,627,899
2,000,000	g	Akbank Turk AS.	6.797	04/27/28	1,645,704
1,500,000	g	Banco de Bogota S.A.	6.250	05/12/26	1,620,000
2,425,000	g	Banco del Estado de Chile	4.125	10/07/20	2,456,419
3,575,000	g	Banco del Estado de Chile	2.668	01/08/21	3,530,348
2,400,000	g	Banco do Brasil SA/Cayman	4.750	03/20/24	2,408,400
2,000,000	g	Banco Internacional del Peru SAA Interbank	3.375	01/18/23	1,987,700
1,400,000		Banco Santander S.A.	3.125	02/23/23	1,385,247
800,000		Banco Santander S.A.	3.800	02/23/28	776,369
10,000,000		Bank of America Corp	2.250	04/21/20	9,947,289
3,225,000		Bank of America Corp	2.151	11/09/20	3,192,498
2,150,000		Bank of America Corp	3.875	08/01/25	2,227,507
4,200,000		Bank of America Corp	3.248	10/21/27	4,115,751
2,500,000		Bank of America Corp	3.419	12/20/28	2,446,881
4,000,000		Bank of America Corp	3.970	03/05/29	4,085,026
6,350,000		Bank of America Corp	3.974	02/07/30	6,478,664
5,000,000	g	Bank of Montreal	2.500	01/11/22	4,974,620
950,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	09/08/19	948,152
1,500,000		Barclays plc	4.338	05/16/24	1,517,269
1,550,000		Barclays plc	3.650	03/16/25	1,510,931
1,000,000	g	BNG Bank NV	3.125	11/08/21	1,018,513
3,000,000		Capital One Bank USA NA	2.650	08/08/22	2,965,206
300,000		Capital One Bank USA NA	3.375	02/15/23	299,979
4,000,000		Capital One NA	2.350	01/31/20	3,979,902
5,000,000		CitiBank NA	2.100	06/12/20	4,963,893
9,200,000		Citigroup, Inc	3.200	10/21/26	9,018,211
1,650,000		Citigroup, Inc	4.300	11/20/26	1,678,282
2,150,000		Citigroup, Inc	3.668	07/24/28	2,146,636
1,525,000		Citizens Bank NA	2.650	05/26/22	1,512,643
177

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,400,000	g	Cooperatieve Rabobank UA	3.875%	09/26/23	$1,442,062
5,725,000		Cooperatieve Rabobank UA	3.750	07/21/26	5,650,342
1,150,000	g	Credit Agricole S.A.	2.500	04/15/19	1,149,885
1,075,000	g	Credit Agricole S.A.	2.375	07/01/21	1,063,241
2,325,000	g	Credit Agricole S.A.	3.250	10/04/24	2,286,569
1,525,000	g	DBS Group Holdings Ltd	4.520	12/11/28	1,579,316
1,206,000		Discover Bank	3.200	08/09/21	1,211,905
450,000		Discover Bank	3.450	07/27/26	436,145
4,075,000		HSBC Holdings plc	2.650	01/05/22	4,039,577
1,275,000		HSBC Holdings plc	3.262	03/13/23	1,278,536
1,100,000		HSBC Holdings plc	3.033	11/22/23	1,094,673
2,500,000		HSBC Holdings plc	3.900	05/25/26	2,533,204
4,300,000		HSBC Holdings plc	4.292	09/12/26	4,437,235
750,000		HSBC Holdings plc	4.375	11/23/26	768,864
1,250,000		HSBC Holdings plc	4.041	03/13/28	1,260,608
2,625,000		Huntington National Bank	2.500	08/07/22	2,599,956
1,075,000	g	ING Groep NV	4.625	01/06/26	1,128,425
5,000,000		JPMorgan Chase & Co	2.250	01/23/20	4,981,780
2,175,000		JPMorgan Chase & Co	2.776	04/25/23	2,163,489
700,000		JPMorgan Chase & Co	2.700	05/18/23	693,302
5,000,000		JPMorgan Chase & Co	3.875	09/10/24	5,129,093
2,000,000		JPMorgan Chase & Co	3.200	06/15/26	1,988,606
4,075,000		JPMorgan Chase & Co	2.950	10/01/26	3,985,176
2,325,000		JPMorgan Chase & Co	3.882	07/24/38	2,285,287
7,195,000		JPMorgan Chase Bank NA	3.086	04/26/21	7,214,772
775,000		KeyBank NA	2.500	12/15/19	773,796
775,000	g	Macquarie Bank Ltd	2.600	06/24/19	774,688
2,200,000		Manufacturers & Traders Trust Co	2.100	02/06/20	2,189,332
2,500,000		Mitsubishi UFJ Financial Group, Inc	3.761	07/26/23	2,568,125
1,425,000		Mitsubishi UFJ Financial Group, Inc	3.741	03/07/29	1,463,115
1,725,000	g	Mitsubishi UFJ Trust & Banking Corp	2.450	10/16/19	1,721,838
400,000		MUFG Americas Holdings Corp	3.500	06/18/22	406,312
3,500,000		PNC Bank NA	2.600	07/21/20	3,497,398
1,275,000		PNC Bank NA	2.450	11/05/20	1,270,042
2,500,000		PNC Financial Services Group, Inc	3.900	04/29/24	2,584,254
10,000,000	g	Royal Bank of Canada	3.350	10/22/21	10,181,590
2,900,000		Royal Bank of Canada	3.700	10/05/23	2,997,625
2,325,000		Santander Holdings USA, Inc	3.400	01/18/23	2,326,850
975,000		Santander Holdings USA, Inc	4.400	07/13/27	967,167
3,000,000	g	Skandinaviska Enskilda Banken AB	2.625	11/17/20	2,985,660
2,125,000	g	State Bank of India	4.375	01/24/24	2,177,776
1,500,000		Sumitomo Mitsui Banking Corp	2.450	01/16/20	1,496,170
2,800,000		Sumitomo Mitsui Financial Group, Inc	2.442	10/19/21	2,768,067
3,675,000		Sumitomo Mitsui Financial Group, Inc	2.778	10/18/22	3,656,496
1,350,000		SunTrust Bank	2.900	03/03/21	1,353,558
1,000,000		SunTrust Bank	4.050	11/03/25	1,054,271
575,000		SunTrust Banks, Inc	2.750	05/01/23	570,558
2,700,000		Toronto-Dominion Bank	1.850	09/11/20	2,671,025
475,000		Toronto-Dominion Bank	3.625	09/15/31	469,467
2,500,000	g	Turkiye Garanti Bankasi AS.	6.125	05/24/27	2,111,700
2,300,000	g	Turkiye Is Bankasi	6.125	04/25/24	1,954,851
850,000	g	UBS AG.	2.450	12/01/20	845,016
5,000,000		Westpac Banking Corp	2.750	01/11/23	4,969,544
178

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,700,000		Westpac Banking Corp	4.322%	11/23/31	$1,686,226
2,400,000	g	Yapi ve Kredi Bankasi AS.	5.850	06/21/24	2,067,674
		TOTAL BANKS			215,428,178

CAPITAL GOODS - 0.6%
2,000,000	g	Adani Ports & Special Economic Zone Ltd	3.950	01/19/22	2,005,720
1,300,000		Anixter, Inc	5.125	10/01/21	1,339,000
1,500,000	g	Anixter, Inc	6.000	12/01/25	1,575,000
700,000	g	Cleaver-Brooks, Inc	7.875	03/01/23	647,500
600,000	g	Cloud Crane LLC	10.125	08/01/24	645,000
1,350,000		General Electric Co	4.125	10/09/42	1,173,558
700,000		Lam Research Corp	3.750	03/15/26	712,937
775,000		Lam Research Corp	4.000	03/15/29	790,488
1,675,000		Lockheed Martin Corp	2.500	11/23/20	1,669,970
1,475,000	g	Molex Electronic Technologies LLC	2.878	04/15/20	1,472,483
375,000	g	Molex Electronic Technologies LLC	3.900	04/15/25	378,508
467,000		Mosaic Co	4.875	11/15/41	450,309
1,300,000		Roper Technologies, Inc	3.800	12/15/26	1,316,243
1,790,000	g	Stena AB	7.000	02/01/24	1,720,638
475,000		Textron, Inc	3.875	03/01/25	478,652
2,000,000		TransDigm, Inc	6.000	07/15/22	2,032,160
200,000		Trimble, Inc	4.900	06/15/28	204,513
5,000,000		United Technologies Corp	4.125	11/16/28	5,211,006
2,600,000		United Technologies Corp	4.450	11/16/38	2,692,160
		TOTAL CAPITAL GOODS			26,515,845

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
1,825,000		ADT Corp	6.250	10/15/21	1,914,516
3,150,000		AECOM	5.875	10/15/24	3,319,312
2,963,210	g	British Airways	3.800	09/20/31	3,018,622
400,000	g	KAR Auction Services, Inc	5.125	06/01/25	395,500
1,681,000	g	Prime Security Services Borrower LLC	9.250	05/15/23	1,765,050
775,000	g,h	Prime Security Services Borrower LLC	5.250	04/15/24	775,000
750,000	g,h	Prime Security Services Borrower LLC	5.750	04/15/26	750,000
1,000,000		Republic Services, Inc	3.550	06/01/22	1,022,523
1,550,000		Republic Services, Inc	2.900	07/01/26	1,518,116
200,000	g	Ritchie Bros Auctioneers, Inc	5.375	01/15/25	203,750
675,000		RR Donnelley & Sons Co	6.500	11/15/23	690,188
4,912,959		United Airlines Pass Through Trust	3.700	03/01/30	4,784,872
1,425,000		United Rentals North America, Inc	5.500	07/15/25	1,457,063
1,000,000		United Rentals North America, Inc	6.500	12/15/26	1,052,500
1,550,000		Waste Management, Inc	2.900	09/15/22	1,555,793
2,100,000		Waste Management, Inc	3.150	11/15/27	2,094,783
475,000		Waste Management, Inc	3.900	03/01/35	476,641
550,000		Waste Management, Inc	4.100	03/01/45	568,473
2,050,000	g	XPO Logistics, Inc	6.500	06/15/22	2,095,100
1,000,000	g	XPO Logistics, Inc	6.125	09/01/23	1,006,250
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			30,464,052

CONSUMER DURABLES & APPAREL - 0.2%
1,000,000		DR Horton, Inc	5.750	08/15/23	1,080,762
325,000	g	Hanesbrands, Inc	4.625	05/15/24	325,877
800,000		Leggett & Platt, Inc	4.400	03/15/29	807,895
179

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$2,250,000		Lennar Corp		4.500%	04/30/24	$2,281,950
1,870,000		Lennar Corp		5.875	11/15/24	1,996,225
1,600,000	g	LGI Homes, Inc		6.875	07/15/26	1,596,000
1,725,000		Newell Rubbermaid, Inc		4.200	04/01/26	1,647,597
600,000		PulteGroup, Inc		5.500	03/01/26	619,500
		TOTAL CONSUMER DURABLES & APPAREL				10,355,806

CONSUMER SERVICES - 0.7%
8,000,000	g	Anheuser-Busch Cos LLC		3.650	02/01/26	8,029,394
1,500,000		Aramark Services, Inc		5.125	01/15/24	1,543,125
1,000,000		Aramark Services, Inc		4.750	06/01/26	997,500
600,000		Boyd Gaming Corp		6.375	04/01/26	621,000
900,000		Boyd Gaming Corp		6.000	08/15/26	922,500
1,200,000	g	Cott Holdings, Inc		5.500	04/01/25	1,210,500
600,000		Hilton Domestic Operating Co, Inc		4.250	09/01/24	598,872
1,070,000	g	International Game Technology		6.250	02/15/22	1,111,463
2,070,000	g	International Game Technology		6.500	02/15/25	2,152,800
1,000,000		MGM Resorts International		6.625	12/15/21	1,068,750
2,355,000	i	Nature Conservancy	LIBOR 3 M + 1.080%	3.736	02/01/24	2,352,912
2,745,000		Northwestern University		3.812	12/01/50	2,762,065
1,025,000		Sands China Ltd		5.125	08/08/25	1,068,804
1,400,000		Sands China Ltd		5.400	08/08/28	1,467,945
325,000	g	Scientific Games International, Inc		5.000	10/15/25	318,500
1,000,000	g	ServiceMaster Co LLC		5.125	11/15/24	1,003,750
1,335,000		Speedway Motorsports, Inc		5.125	02/01/23	1,345,013
		TOTAL CONSUMER SERVICES				28,574,893

DIVERSIFIED FINANCIALS - 3.7%
1,240,000		AerCap Ireland Capital DAC		3.500	01/15/25	1,196,587
2,000,000		AerCap Ireland Capital Ltd		4.625	07/01/22	2,064,169
6,200,000		American Express Co		2.500	08/01/22	6,129,670
975,000		Ameriprise Financial, Inc		3.000	03/22/22	980,788
1,500,000		Australia & New Zealand Banking Group Ltd		2.625	05/19/22	1,491,171
1,750,000	g	Avolon Holdings Funding Ltd		5.125	10/01/23	1,780,625
1,275,000		Bank of Montreal		3.803	12/15/32	1,232,925
275,000		Bank of New York Mellon Corp		5.450	05/15/19	275,910
2,850,000	g	BBVA Bancomer S.A.		5.125	01/18/33	2,620,575
2,775,000		Berkshire Hathaway, Inc		3.125	03/15/26	2,805,494
500,000	g	BPCE S.A.		4.000	09/12/23	507,527
1,300,000	g	BPCE S.A.		4.625	07/11/24	1,325,795
435,000	g	BPCE S.A.		4.500	03/15/25	437,676
3,500,000	g,i	Caelus Re V Ltd	US Treasury Bill 3 M + 3.210%	5.591	06/05/20	3,153,150
2,100,000		Capital One Financial Corp		3.900	01/29/24	2,146,958
2,850,000	g	Comcel Trust		6.875	02/06/24	2,960,437
2,500,000	g	Credit Suisse Group AG.		2.997	12/14/23	2,457,465
775,000	g	Credit Suisse Group AG.		4.282	01/09/28	784,540
4,075,000		Credit Suisse Group Funding Guernsey Ltd		3.800	06/09/23	4,140,348
2,325,000		Credit Suisse Group Funding Guernsey Ltd		3.750	03/26/25	2,344,067
2,350,000		Deutsche Bank AG.		3.950	02/27/23	2,319,416
1,175,000		Discover Financial Services		4.500	01/30/26	1,207,013
1,550,000		Ford Motor Credit Co LLC		2.425	06/12/20	1,529,804
1,000,000		Ford Motor Credit Co LLC		5.750	02/01/21	1,029,989
180

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$1,775,000		Ford Motor Credit Co LLC		3.096%	05/04/23	$1,665,206
1,050,000		Ford Motor Credit Co LLC		3.815	11/02/27	915,071
1,775,000		GE Capital International Funding Co		3.373	11/15/25	1,723,526
1,500,000		GE Capital International Funding Co		4.418	11/15/35	1,389,980
3,000,000		General Electric Capital Corp		3.450	05/15/24	2,987,359
115,000		General Electric Capital Corp		6.875	01/10/39	136,172
1,325,000		General Motors Financial Co, Inc		3.950	04/13/24	1,312,026
1,050,000		Goldman Sachs Group, Inc		3.500	01/23/25	1,047,101
8,125,000		Goldman Sachs Group, Inc		3.691	06/05/28	8,045,096
2,800,000		Goldman Sachs Group, Inc		3.814	04/23/29	2,775,745
1,300,000		Goldman Sachs Group, Inc		4.017	10/31/38	1,246,578
1,425,000		Goldman Sachs Group, Inc		4.800	07/08/44	1,510,023
2,000,000	g	GrupoSura Finance S.A.		5.500	04/29/26	2,130,000
1,000,000		Icahn Enterprises LP		5.875	02/01/22	1,012,380
2,000,000		Icahn Enterprises LP		6.250	02/01/22	2,051,700
2,000,000		ICICI Bank Ltd		3.125	08/12/20	1,992,574
2,650,000	g	ICICI Bank Ltd		3.800	12/14/27	2,577,676
2,000,000		International Lease Finance Corp		5.875	08/15/22	2,156,972
800,000		Jefferies Group LLC		4.150	01/23/30	733,195
300,000		Legg Mason, Inc		2.700	07/15/19	299,808
425,000		Legg Mason, Inc		3.950	07/15/24	430,202
850,000	g	Lincoln Finance Ltd		7.375	04/15/21	866,575
6,550,000		Morgan Stanley		3.125	01/23/23	6,572,735
6,000,000		Morgan Stanley		3.737	04/24/24	6,123,694
4,700,000		Morgan Stanley		3.700	10/23/24	4,784,630
6,275,000		Morgan Stanley		3.125	07/27/26	6,116,677
400,000		Navient Corp		6.625	07/26/21	418,000
1,335,000	g	Power Finance Corp Ltd		6.150	12/06/28	1,480,205
1,850,000	g	Quicken Loans, Inc		5.250	01/15/28	1,732,063
5,000,000	g,i	Sanders Re Ltd	LIBOR 6 M + 3.070%	5.432	12/06/21	4,945,000
5,775,000		Shire Acquisitions Investments Ireland DAC		3.200	09/23/26	5,584,304
700,000	g	Swiss Re Finance Luxembourg SA		5.000	04/02/49	709,314
1,000,000		Synchrony Financial		4.250	08/15/24	1,006,570
1,325,000		TD Ameritrade Holding Corp		3.300	04/01/27	1,331,356
1,400,000	g	UBS Group Funding Jersey Ltd		2.950	09/24/20	1,399,706
1,875,000	g	UBS Group Funding Switzerland AG.		2.859	08/15/23	1,847,888
1,975,000		Unilever Capital Corp		2.900	05/05/27	1,946,290
15,850,000		Wells Fargo & Co		2.625	07/22/22	15,737,741
2,075,000		Wells Fargo & Co		3.750	01/24/24	2,136,097
1,050,000		Wells Fargo & Co		3.550	09/29/25	1,068,790
2,800,000		Wells Fargo & Co		3.000	04/22/26	2,738,284
3,200,000		Wells Fargo & Co		4.150	01/24/29	3,346,226
		TOTAL DIVERSIFIED FINANCIALS				156,952,634

ENERGY - 3.8%
1,450,000	g	Abu Dhabi Crude Oil Pipeline LLC		4.600	11/02/47	1,496,026
600,000		AmeriGas Partners LP		5.625	05/20/24	609,750
400,000		AmeriGas Partners LP		5.875	08/20/26	399,500
1,000,000		AmeriGas Partners LP		5.750	05/20/27	987,500
800,000		Anadarko Petroleum Corp		5.550	03/15/26	873,241
2,100,000		Anadarko Petroleum Corp		4.500	07/15/44	1,982,383
600,000		Andeavor Logistics LP		4.250	12/01/27	604,460
800,000		Andeavor Logistics LP		5.200	12/01/47	801,056
181

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,575,000	g	Antero Midstream Partners LP	5.750%	03/01/27	$2,613,625
700,000		Apache Corp	4.750	04/15/43	660,954
300,000	g	APT Pipelines Ltd	4.250	07/15/27	304,258
3,400,000	g	Archrock Partners LP / Archrock Partners Finance Corp	6.875	04/01/27	3,466,980
825,000		BP Capital Markets America, Inc	2.520	09/19/22	817,348
1,000,000		BP Capital Markets America, Inc	3.796	09/21/25	1,037,364
4,500,000		BP Capital Markets America, Inc	3.588	04/14/27	4,575,285
1,425,000		BP Capital Markets plc	3.279	09/19/27	1,419,853
173,000	†	California Resources Corp	6.000	11/15/24	115,910
430,000		Calumet Specialty Products Partners LP	6.500	04/15/21	421,400
500,000		Calumet Specialty Products Partners LP	7.625	01/15/22	462,500
400,000		Calumet Specialty Products Partners LP	7.750	04/15/23	354,000
1,325,000		Cenovus Energy, Inc	4.450	09/15/42	1,173,590
300,000		Cheniere Corpus Christi Holdings LLC	7.000	06/30/24	338,640
750,000		Cheniere Corpus Christi Holdings LLC	5.875	03/31/25	815,625
2,250,000	g	Cheniere Energy Partners LP	5.625	10/01/26	2,306,250
775,000		Cimarex Energy Co	3.900	05/15/27	773,499
1,400,000		Cimarex Energy Co	4.375	03/15/29	1,441,739
2,100,000	†	Cloud Peak Energy Resources LLC	12.000	11/01/21	378,000
1,600,000	g	Colonial Pipeline Co	4.250	04/15/48	1,616,812
1,550,000		Concho Resources, Inc	3.750	10/01/27	1,538,721
2,150,000		Continental Resources, Inc	4.375	01/15/28	2,210,958
2,325,000		Crestwood Midstream Partners LP	5.750	04/01/25	2,383,125
2,500,000	g	Denbury Resources, Inc	7.500	02/15/24	2,134,375
1,400,000		Ecopetrol S.A.	5.875	05/28/45	1,450,750
2,150,000		Enbridge, Inc	3.700	07/15/27	2,145,623
1,450,000		Energy Transfer Operating LP	5.250	04/15/29	1,557,346
1,400,000		Energy Transfer Operating LP	6.250	04/15/49	1,569,112
1,675,000		Energy Transfer Partners LP	4.750	01/15/26	1,750,354
2,000,000		Energy Transfer Partners LP	4.950	06/15/28	2,099,567
1,025,000		Enterprise Products Operating LLC	3.700	02/15/26	1,050,504
2,000,000		Enterprise Products Operating LLC	4.150	10/16/28	2,106,366
1,025,000		Enterprise Products Operating LLC	4.250	02/15/48	1,005,517
1,951,000	†,g	EP Energy LLC	9.375	05/01/24	692,605
4,400,000		Exterran Partners LP	6.000	04/01/21	4,396,700
3,000,000	g	Gazprom OAO Via Gaz Capital S.A.	5.150	02/11/26	3,050,853
2,175,000		Genesis Energy LP	6.500	10/01/25	2,115,187
3,750,000		Genesis Energy LP	6.250	05/15/26	3,543,750
2,925,000	g	Hess Infrastructure Partners LP	5.625	02/15/26	2,976,187
1,200,000	g	KazMunayGas National Co JSC	5.375	04/24/30	1,257,946
940,000		Kinder Morgan Energy Partners LP	5.400	09/01/44	997,160
1,000,000		Kinder Morgan, Inc	3.450	02/15/23	1,011,846
400,000		Kinder Morgan, Inc	5.300	12/01/34	433,849
975,000		Marathon Oil Corp	2.700	06/01/20	970,545
2,800,000		MPLX LP	4.125	03/01/27	2,819,912
1,475,000		MPLX LP	4.000	03/15/28	1,466,487
1,550,000		MPLX LP	4.500	04/15/38	1,475,834
1,550,000		MPLX LP	4.700	04/15/48	1,486,739
1,375,000		Murphy Oil Corp	6.875	08/15/24	1,455,808
500,000		Murphy Oil USA, Inc	6.000	08/15/23	512,500
450,000		Murphy Oil USA, Inc	5.625	05/01/27	465,750
300,000		Noble Energy, Inc	3.900	11/15/24	302,978
182

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,350,000		Noble Energy, Inc	3.850%	01/15/28	$2,316,900
1,575,000		Noble Energy, Inc	5.050	11/15/44	1,567,502
500,000		Noble Energy, Inc	4.950	08/15/47	494,707
1,710,000		Oasis Petroleum, Inc	6.875	03/15/22	1,727,100
1,500,000	g	Oasis Petroleum, Inc	6.250	05/01/26	1,428,750
575,000		ONE Gas, Inc	3.610	02/01/24	591,042
2,500,000		ONEOK, Inc	4.000	07/13/27	2,507,028
3,050,000		ONEOK, Inc	4.350	03/15/29	3,104,481
2,425,000	g	Peru LNG Srl	5.375	03/22/30	2,522,000
3,900,000		Petrobras Global Finance BV	7.375	01/17/27	4,304,625
2,000,000		Petrobras Global Finance BV	6.900	03/19/49	1,978,800
4,575,000		Petroleos Mexicanos	3.500	01/30/23	4,369,583
1,550,000		Petroleos Mexicanos	6.500	03/13/27	1,556,526
1,250,000		Petroleos Mexicanos	5.350	02/12/28	1,160,000
1,425,000		Phillips 66 Partners LP	3.550	10/01/26	1,400,233
1,025,000		Phillips 66 Partners LP	4.680	02/15/45	1,006,124
300,000		Phillips 66 Partners LP	4.900	10/01/46	305,906
800,000		Pioneer Natural Resources Co	7.500	01/15/20	827,831
1,725,000		Pioneer Natural Resources Co	3.450	01/15/21	1,743,121
3,500,000		Range Resources Corp	5.750	06/01/21	3,552,500
800,000		Regency Energy Partners LP	5.750	09/01/20	825,152
475,000		Regency Energy Partners LP	4.500	11/01/23	495,057
2,500,000	g	Reliance Industries Ltd	3.667	11/30/27	2,433,040
1,950,000		Sabine Pass Liquefaction LLC	4.200	03/15/28	1,967,662
1,300,000		Shell International Finance BV	3.250	05/11/25	1,324,764
1,350,000		Shell International Finance BV	4.000	05/10/46	1,408,489
1,400,000		SM Energy Co	6.125	11/15/22	1,400,000
2,275,000		SM Energy Co	6.625	01/15/27	2,161,250
800,000		Spectra Energy Partners LP	3.500	03/15/25	800,492
1,400,000		Sunoco Logistics Partners Operations LP	4.000	10/01/27	1,389,613
500,000		Sunoco LP	4.875	01/15/23	507,950
1,500,000	g	Targa Resources Partners LP	5.875	04/15/26	1,585,500
525,000	g	Targa Resources Partners LP	6.500	07/15/27	566,344
1,550,000	g	Targa Resources Partners LP	6.875	01/15/29	1,687,563
160,000		Tesoro Logistics LP	5.500	10/15/19	161,605
225,000		Tesoro Logistics LP	6.375	05/01/24	235,688
550,000		Tesoro Logistics LP	5.250	01/15/25	571,170
3,200,000		TransCanada PipeLines Ltd	4.250	05/15/28	3,341,932
1,771,875	g	Transocean Guardian Ltd	5.875	01/15/24	1,798,453
1,795,500	g	Transocean Pontus Ltd	6.125	08/01/25	1,817,944
2,500,000	g	Tullow Oil plc	7.000	03/01/25	2,514,875
1,600,000		USA Compression Partners LP	6.875	04/01/26	1,636,000
525,000	g	USA Compression Partners LP	6.875	09/01/27	533,531
1,550,000		Valero Energy Partners LP	4.500	03/15/28	1,604,649
950,000		Western Gas Partners LP	3.950	06/01/25	937,033
1,425,000		Western Gas Partners LP	4.650	07/01/26	1,444,548
425,000		Whiting Petroleum Corp	6.625	01/15/26	416,500
225,000		Williams Partners LP	4.900	01/15/45	225,048
1,000,000		WPX Energy, Inc	6.000	01/15/22	1,037,500
100,000		WPX Energy, Inc	8.250	08/01/23	112,500
2,100,000	g	YPF S.A.	6.950	07/21/27	1,864,800
		TOTAL ENERGY			164,553,913
183

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
FOOD & STAPLES RETAILING - 0.8%
$860,000		Albertsons Cos LLC	6.625%	06/15/24	$868,600
2,350,000		CVS Health Corp	3.700	03/09/23	2,387,552
4,350,000		CVS Health Corp	2.875	06/01/26	4,118,163
6,950,000		CVS Health Corp	4.300	03/25/28	7,048,665
5,175,000		CVS Health Corp	4.780	03/25/38	5,132,242
825,000		CVS Health Corp	5.050	03/25/48	831,546
2,400,000		Ingles Markets, Inc	5.750	06/15/23	2,445,000
1,150,000		Kroger Co	3.700	08/01/27	1,132,217
600,000		Kroger Co	4.500	01/15/29	614,313
2,150,000		Walgreens Boots Alliance, Inc	3.450	06/01/26	2,105,740
5,700,000		Walmart, Inc	3.700	06/26/28	6,001,215
1,550,000		Walmart, Inc	3.950	06/28/38	1,631,230
		TOTAL FOOD & STAPLES RETAILING			34,316,483

FOOD, BEVERAGE & TOBACCO - 0.8%
975,000		Altria Group, Inc	4.400	02/14/26	1,004,225
1,000,000		Altria Group, Inc	4.800	02/14/29	1,031,885
1,400,000		Altria Group, Inc	5.950	02/14/49	1,502,082
1,319,000		Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	1,317,019
1,750,000		Anheuser-Busch InBev Finance, Inc	3.300	02/01/23	1,775,776
4,050,000		Anheuser-Busch InBev Worldwide, Inc	4.750	01/23/29	4,312,541
1,500,000		Anheuser-Busch InBev Worldwide, Inc	5.450	01/23/39	1,624,749
700,000		Campbell Soup Co	4.150	03/15/28	697,972
1,400,000		ConAgra Brands, Inc	4.850	11/01/28	1,471,738
450,000		Constellation Brands, Inc	4.400	11/15/25	472,750
2,100,000		Constellation Brands, Inc	3.600	02/15/28	2,056,888
1,800,000	g	Corp Lindley S.A.	4.625	04/12/23	1,829,250
1,500,000		Diageo Capital plc	3.500	09/18/23	1,554,456
1,275,000		Diageo Capital plc	3.875	05/18/28	1,348,356
2,000,000	g	Grupo Bimbo SAB de C.V.	4.700	11/10/47	1,935,000
1,800,000	g	Grupo Bimbo SAB de C.V.	5.950	N/A‡	1,850,400
1,700,000	g	Heineken NV	3.500	01/29/28	1,709,991
725,000	g	Heineken NV	4.350	03/29/47	732,137
1,000,000		Kellogg Co	3.400	11/15/27	961,721
213,000	g	Lamb Weston Holdings, Inc	4.625	11/01/24	215,130
2,725,000	g	MHP Lux S.A.	6.950	04/03/26	2,560,781
775,000		PepsiCo, Inc	3.450	10/06/46	748,059
100,000		Philip Morris International, Inc	6.375	05/16/38	123,993
650,000		Tyson Foods, Inc	3.900	09/28/23	669,932
1,325,000		Tyson Foods, Inc	3.550	06/02/27	1,303,762
1,425,000		Tyson Foods, Inc	5.100	09/28/48	1,452,960
		TOTAL FOOD, BEVERAGE & TOBACCO			36,263,553

HEALTH CARE EQUIPMENT & SERVICES - 0.9%
3,500,000		Anthem, Inc	3.650	12/01/27	3,494,751
4,625,000		Becton Dickinson and Co	3.700	06/06/27	4,612,036
1,200,000		Boston Scientific Corp	4.000	03/01/29	1,238,769
1,950,000		Cardinal Health, Inc	3.410	06/15/27	1,842,924
1,000,000	g	Change Healthcare Holdings LLC	5.750	03/01/25	989,450
375,000		Covidien International Finance S.A.	3.200	06/15/22	381,381
5,000,000		Duke University Health System, Inc	3.920	06/01/47	5,173,790
925,000		Encompass Health Corp	5.750	11/01/24	936,562
184

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$975,000		HCA, Inc		5.875%	03/15/22	$1,047,452
150,000		HCA, Inc		5.625	09/01/28	158,625
475,000		HCA, Inc		5.875	02/01/29	511,789
4,875,000		HCA, Inc		5.500	06/15/47	5,202,222
2,000,000	g	MEDNAX, Inc		5.250	12/01/23	2,025,000
1,950,000	g	MEDNAX, Inc		6.250	01/15/27	1,971,937
162,000		Medtronic, Inc		4.625	03/15/45	185,419
1,200,000		Tenet Healthcare Corp		4.625	07/15/24	1,203,000
1,450,000		Tenet Healthcare Corp		6.875	11/15/31	1,363,000
1,035,000		Thermo Fisher Scientific, Inc		2.950	09/19/26	998,230
2,650,000		UnitedHealth Group, Inc		2.950	10/15/27	2,604,262
1,400,000		UnitedHealth Group, Inc		3.750	10/15/47	1,362,405
550,000		Zimmer Biomet Holdings, Inc		3.700	03/19/23	555,238
1,290,000		Zimmer Holdings, Inc		3.550	04/01/25	1,272,953
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				39,131,195

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
405,000	g	First Quality Finance Co, Inc		4.625	05/15/21	403,987
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS				403,987

INSURANCE - 1.0%
3,600,000		ACE INA Holdings, Inc		2.875	11/03/22	3,630,058
1,100,000	g	Acrisure LLC		8.125	02/15/24	1,139,776
150,000		Aetna, Inc		6.625	06/15/36	177,915
1,500,000		Allstate Corp		3.280	12/15/26	1,522,293
2,000,000		Allstate Corp		5.750	08/15/53	2,035,000
550,000		American Financial Group, Inc		3.500	08/15/26	531,133
1,160,000		American International Group, Inc		3.750	07/10/25	1,162,104
1,725,000		American International Group, Inc		3.900	04/01/26	1,737,502
1,150,000		American International Group, Inc		4.200	04/01/28	1,169,156
3,275,000		Aon plc		3.500	06/14/24	3,323,630
400,000		Berkshire Hathaway Finance Corp		4.250	01/15/49	419,061
700,000		CNA Financial Corp		3.950	05/15/24	711,730
625,000		CNA Financial Corp		3.450	08/15/27	610,609
5,000,000	g,i	Cranberry RE Ltd	LIBOR 6 M + 1.600%	4.279	07/13/20	4,940,500
3,025,000	g	Five Corners Funding Trust		4.419	11/15/23	3,195,020
250,000		Hartford Financial Services Group, Inc		4.300	04/15/43	249,711
1,800,000		Humana, Inc		3.950	03/15/27	1,820,181
144,000	g	Liberty Mutual Group, Inc		4.250	06/15/23	149,267
506,000	g	Liberty Mutual Group, Inc		4.569	02/01/29	526,752
600,000		Lincoln National Corp		3.800	03/01/28	608,608
700,000		Markel Corp		3.500	11/01/27	667,019
475,000		Marsh & McLennan Cos, Inc		3.500	06/03/24	484,537
375,000		Marsh & McLennan Cos, Inc		3.500	03/10/25	384,966
875,000		MetLife, Inc		3.600	11/13/25	903,284
500,000		Orlando Health Obligated Group		2.981	10/01/20	498,170
2,350,000		Prudential Financial, Inc		3.878	03/27/28	2,471,410
300,000	g	Prudential Funding LLC		6.750	09/15/23	342,173
2,500,000	g,i	Residential Reinsurance 2016 Ltd	US Treasury Bill 3 M + 3.250%	5.628	06/06/20	2,469,250
2,250,000	g,i	Residential Reinsurance 2017 Ltd	US Treasury Bill 3 M + 3.050%	5.431	06/06/21	2,230,200
300,000		Verisk Analytics, Inc		4.125	03/15/29	307,889
185

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,200,000	g	Vitality Re X Ltd	4.131%	01/10/23	$2,198,240
800,000	g	WellCare Health Plans, Inc	5.375	08/15/26	837,000
150,000		WR Berkley Corp	5.375	09/15/20	154,280
		TOTAL INSURANCE			43,608,424

MATERIALS - 1.4%
675,000		Albemarle Corp	5.450	12/01/44	698,612
200,000	g	Alcoa Nederland Holding BV	6.750	09/30/24	211,500
200,000	g	Alcoa Nederland Holding BV	7.000	09/30/26	215,624
500,000		ArcelorMittal	6.250	02/25/22	539,526
270,000		Bemis Co, Inc	3.100	09/15/26	255,596
2,900,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.625	08/01/27	2,904,408
675,000	g	CRH America Finance, Inc	3.400	05/09/27	646,808
1,000,000	g	Dow Chemical Co	4.550	11/30/25	1,055,887
675,000		Dow Chemical Co	4.375	11/15/42	645,178
2,160,000		DowDuPont, Inc	4.725	11/15/28	2,332,797
2,500,000		EI du Pont de Nemours & Co	2.200	05/01/20	2,491,096
2,550,000	g	Eldorado Gold Corp	6.125	12/15/20	2,495,685
1,300,000	g	FMG Resources Ltd	4.750	05/15/22	1,300,000
525,000	g	Glencore Funding LLC	4.000	03/27/27	509,886
300,000		Goldcorp, Inc	5.450	06/09/44	329,939
1,500,000		International Paper Co	5.150	05/15/46	1,542,684
2,225,000		International Paper Co	4.350	08/15/48	2,080,698
2,125,000	g	Inversiones CMPC S.A.	4.375	04/04/27	2,136,447
630,000	g	James Hardie International Finance DAC	4.750	01/15/25	620,550
2,300,000	g	Klabin Austria GmbH	5.750	04/03/29	2,287,695
1,800,000	g	Klabin Finance S.A.	4.875	09/19/27	1,746,000
1,400,000	g	Midwest Connector Capital Co LLC	3.900	04/01/24	1,423,312
1,400,000	g	Midwest Connector Capital Co LLC	4.625	04/01/29	1,446,412
650,000		Newmont Mining Corp	3.500	03/15/22	659,177
1,050,000		Newmont Mining Corp	4.875	03/15/42	1,101,602
3,000,000	g	Nova Chemicals Corp	4.875	06/01/24	2,947,500
1,125,000		Nutrien Ltd	3.375	03/15/25	1,110,173
1,025,000	h	Nutrien Ltd	4.200	04/01/29	1,053,998
2,500,000	g	OCI NV	6.625	04/15/23	2,588,890
1,025,000		Olin Corp	5.125	09/15/27	1,036,531
2,400,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	2,513,760
1,650,000	g	POSCO	4.000	08/01/23	1,698,805
2,000,000		Rio Tinto Finance USA Ltd	3.750	06/15/25	2,099,710
1,550,000	g	SABIC Capital II BV	4.000	10/10/23	1,581,191
2,450,000	g	SABIC Capital II BV	4.500	10/10/28	2,540,929
2,150,000		SASOL Financing USA LLC	6.500	09/27/28	2,348,233
925,000		Sherwin-Williams Co	3.450	06/01/27	909,558
2,450,000		Steel Dynamics, Inc	5.250	04/15/23	2,489,813
2,000,000	g	Tronox Finance plc	5.750	10/01/25	1,855,000
1,500,000	g	Tronox, Inc	6.500	04/15/26	1,431,600
400,000		Westlake Chemical Corp	3.600	08/15/26	387,259
820,000		WestRock RKT LLC	4.900	03/01/22	857,125
		TOTAL MATERIALS			61,127,194

MEDIA & ENTERTAINMENT - 1.8%
2,500,000		AMC Entertainment Holdings, Inc	5.875	02/15/22	2,540,625
425,000		CBS Corp	2.900	06/01/23	419,996
186

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$850,000		CBS Corp	2.900%	01/15/27	$794,430
525,000		CBS Corp	3.375	02/15/28	500,568
1,000,000	g	CBS Radio, Inc	7.250	11/01/24	995,000
3,000,000	g	CCO Holdings LLC	5.875	04/01/24	3,135,330
1,075,000		Charter Communications Operating LLC	3.579	07/23/20	1,082,923
4,700,000		Charter Communications Operating LLC	4.908	07/23/25	4,956,166
2,500,000		Charter Communications Operating LLC	5.375	05/01/47	2,490,675
4,100,000		Comcast Corp	3.700	04/15/24	4,236,315
2,900,000		Comcast Corp	3.950	10/15/25	3,034,160
4,750,000		Comcast Corp	2.350	01/15/27	4,440,177
5,000,000		Comcast Corp	4.150	10/15/28	5,271,469
2,975,000		Comcast Corp	3.200	07/15/36	2,705,093
1,000,000		Comcast Corp	3.900	03/01/38	984,159
3,000,000		CSC Holdings LLC	6.750	11/15/21	3,206,250
850,000		Discovery Communications LLC	2.950	03/20/23	842,323
2,225,000		Discovery Communications LLC	3.950	03/20/28	2,163,799
1,875,000	g	EMI Music Publishing Group North America Holdings, Inc	7.625	06/15/24	1,987,500
325,000	g	EW Scripps Co	5.125	05/15/25	309,563
2,400,000	g	Gray Escrow, Inc	7.000	05/15/27	2,550,000
1,400,000	g	Gray Television, Inc	5.875	07/15/26	1,424,780
2,785,000		Grupo Televisa SAB	6.625	01/15/40	3,255,001
1,975,000	g	Indonesia Asahan Aluminium Persero PT	5.710	11/15/23	2,128,740
2,500,000	g	International Airport Finance S.A.	12.000	03/15/33	2,665,000
1,000,000		Lamar Media Corp	5.000	05/01/23	1,013,750
1,850,000	g	Lions Gate Capital Holdings LLC	5.875	11/01/24	1,905,500
975,000		Meredith, Corp	6.875	02/01/26	1,026,188
700,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	699,815
925,000	g	Nielsen Finance LLC	5.000	04/15/22	915,750
300,000		Outfront Media Capital LLC	5.625	02/15/24	307,875
2,700,000	g	Sirius XM Radio, Inc	5.375	07/15/26	2,747,250
160,000	g	Tegna, Inc	5.500	09/15/24	161,600
1,500,000		Time Warner Cable, Inc	5.875	11/15/40	1,560,731
475,000		Time Warner Cable, Inc	4.500	09/15/42	416,703
3,600,000		Time Warner, Inc	2.100	06/01/19	3,595,037
1,000,000		Time Warner, Inc	3.400	06/15/22	1,013,731
950,000		Time Warner, Inc	3.600	07/15/25	949,444
1,100,000		Time Warner, Inc	3.800	02/15/27	1,094,361
400,000	g	Univision Communications, Inc	5.125	02/15/25	372,500
600,000		Viacom, Inc	5.850	09/01/43	652,717
450,000	g	Virgin Media Secured Finance plc	5.500	01/15/25	457,875
125,000	g	Walt Disney Co	7.625	11/30/28	167,547
90,000	g	Walt Disney Co	6.550	03/15/33	119,361
575,000	g	Walt Disney Co	6.900	08/15/39	812,291
		TOTAL MEDIA & ENTERTAINMENT			78,110,068

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.2%
1,225,000		Abbott Laboratories	3.875	09/15/25	1,281,654
1,247,000		Abbott Laboratories	3.750	11/30/26	1,295,675
450,000		Abbott Laboratories	5.300	05/27/40	526,661
850,000		AbbVie, Inc	2.850	05/14/23	840,890
550,000		AbbVie, Inc	3.750	11/14/23	564,870
3,725,000		AbbVie, Inc	3.200	05/14/26	3,624,463
187

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$3,150,000		AbbVie, Inc	4.250%	11/14/28	$3,220,360
1,450,000		AbbVie, Inc	4.400	11/06/42	1,347,851
2,625,000		Actavis Funding SCS	3.800	03/15/25	2,660,193
2,400,000		Actavis Funding SCS	4.550	03/15/35	2,353,623
1,150,000		AstraZeneca plc	3.125	06/12/27	1,126,453
2,200,000		AstraZeneca plc	4.000	01/17/29	2,312,233
2,000,000	g	Bausch Health Companies, Inc	6.500	03/15/22	2,070,000
1,700,000	g	Bayer US Finance II LLC	4.375	12/15/28	1,691,038
1,200,000	g	Bayer US Finance II LLC	4.625	06/25/38	1,122,389
625,000		Celgene Corp	3.875	08/15/25	641,600
3,150,000		Celgene Corp	3.450	11/15/27	3,119,449
1,725,000		Gilead Sciences, Inc	2.950	03/01/27	1,678,800
450,000		Gilead Sciences, Inc	4.000	09/01/36	442,298
1,500,000		Gilead Sciences, Inc	4.150	03/01/47	1,450,231
2,000,000		GlaxoSmithKline Capital plc	3.000	06/01/24	2,011,905
2,000,000		GlaxoSmithKline Capital, Inc	3.875	05/15/28	2,098,766
2,000,000		Johnson & Johnson	2.900	01/15/28	1,991,866
900,000		Johnson & Johnson	3.400	01/15/38	884,596
1,450,000		Mylan, Inc	4.550	04/15/28	1,410,967
1,900,000		Novartis Capital Corp	3.000	11/20/25	1,932,197
5,300,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	4,333,489
1,100,000	g	Valeant Pharmaceuticals International, Inc	5.500	03/01/23	1,105,313
1,125,000	g	VRX Escrow Corp	5.875	05/15/23	1,136,250
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			50,276,080

REAL ESTATE - 0.9%
350,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	353,354
450,000		Alexandria Real Estate Equities, Inc	3.950	01/15/28	453,164
1,200,000		American Tower Corp	3.000	06/15/23	1,196,462
475,000		American Tower Corp	3.375	10/15/26	463,322
1,200,000		American Tower Corp	3.600	01/15/28	1,183,764
950,000		Brandywine Operating Partnership LP	4.100	10/01/24	967,022
650,000		Brandywine Operating Partnership LP	3.950	11/15/27	647,023
1,750,000		Brixmor Operating Partnership LP	3.850	02/01/25	1,742,842
525,000		Brixmor Operating Partnership LP	4.125	06/15/26	525,706
800,000		Brixmor Operating Partnership LP	3.900	03/15/27	786,429
170,000		Camden Property Trust	4.625	06/15/21	175,354
780,000		Crown Castle International Corp	4.875	04/15/22	822,394
450,000		Crown Castle International Corp	3.700	06/15/26	448,934
775,000		Crown Castle International Corp	3.650	09/01/27	762,750
603,000		DDR Corp	3.625	02/01/25	592,178
650,000		DDR Corp	4.700	06/01/27	671,440
625,000		Digital Realty Trust LP	3.700	08/15/27	619,377
325,000		Duke Realty LP	3.250	06/30/26	320,508
625,000		Duke Realty LP	4.000	09/15/28	646,412
550,000		Equity One, Inc	3.750	11/15/22	560,122
775,000		Essex Portfolio LP	3.375	01/15/23	779,422
150,000		Healthcare Realty Trust, Inc	3.750	04/15/23	151,047
1,500,000		Healthcare Realty Trust, Inc	3.875	05/01/25	1,498,586
450,000		Healthcare Trust of America Holdings LP	3.375	07/15/21	451,385
325,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	328,535
1,225,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	1,188,462
188

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$375,000		Highwoods Realty LP	3.875%	03/01/27	$373,164
725,000		Highwoods Realty LP	4.125	03/15/28	734,087
700,000		Highwoods Realty LP	4.200	04/15/29	709,959
975,000		Kilroy Realty LP	4.750	12/15/28	1,037,993
675,000		Liberty Property LP	4.375	02/01/29	704,535
1,500,000		Mid-America Apartments LP	4.300	10/15/23	1,563,065
1,000,000		Mid-America Apartments LP	3.750	06/15/24	1,019,389
850,000		Mid-America Apartments LP	4.000	11/15/25	875,425
750,000		Mid-America Apartments LP	3.600	06/01/27	746,179
275,000		National Retail Properties, Inc	3.800	10/15/22	281,063
525,000		National Retail Properties, Inc	3.300	04/15/23	528,351
550,000		National Retail Properties, Inc	4.000	11/15/25	564,250
600,000		National Retail Properties, Inc	3.600	12/15/26	598,052
875,000		Regency Centers LP	3.900	11/01/25	892,133
925,000		Regency Centers LP	3.600	02/01/27	920,761
1,550,000		Ventas Realty LP	4.000	03/01/28	1,571,078
1,150,000		Weingarten Realty Investors	3.375	10/15/22	1,154,821
450,000		Weingarten Realty Investors	3.500	04/15/23	452,033
400,000		Weingarten Realty Investors	4.450	01/15/24	414,244
925,000		Weingarten Realty Investors	3.850	06/01/25	927,104
300,000		Weingarten Realty Investors	3.250	08/15/26	284,419
3,500,000	g	WeWork Cos, Inc	7.875	05/01/25	3,220,000
		TOTAL REAL ESTATE			37,908,099

RETAILING - 0.6%
1,700,000		Asbury Automotive Group, Inc	6.000	12/15/24	1,748,365
4,500,000		AutoNation, Inc	5.500	02/01/20	4,588,816
900,000		AutoNation, Inc	3.800	11/15/27	838,708
1,775,000		Home Depot, Inc	2.000	04/01/21	1,755,938
2,100,000		L Brands, Inc	6.875	11/01/35	1,813,875
2,100,000		L Brands, Inc	6.750	07/01/36	1,764,000
250,000	g	Lithia Motors, Inc	5.250	08/01/25	251,250
383,000		Men’s Wearhouse, Inc	7.000	07/01/22	377,255
1,400,000		O’Reilly Automotive, Inc	3.600	09/01/27	1,395,573
2,145,000		Penske Automotive Group, Inc	5.500	05/15/26	2,112,825
3,450,000	†,g	PetSmart, Inc	7.125	03/15/23	2,570,250
1,100,000	g	Rolls-Royce plc	2.375	10/14/20	1,090,137
400,000	g	Rolls-Royce plc	3.625	10/14/25	398,741
2,200,000	g	Staples, Inc	8.500	09/15/25	2,398,000
2,200,000		Target Corp	3.375	04/15/29	2,230,154
1,125,000		Target Corp	3.625	04/15/46	1,064,471
		TOTAL RETAILING			26,398,358

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
3,980,000		Intel Corp	2.875	05/11/24	4,012,017
975,000		Intel Corp	2.600	05/19/26	954,197
1,325,000		Intel Corp	3.734	12/08/47	1,338,602
700,000		Texas Instruments, Inc	2.625	05/15/24	696,098
775,000		Texas Instruments, Inc	4.150	05/15/48	836,447
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			7,837,361

SOFTWARE & SERVICES - 0.7%
825,000		Activision Blizzard, Inc	2.300	09/15/21	813,614
189

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$875,000		Activision Blizzard, Inc	3.400%	09/15/26	$857,893
2,000,000		Baidu, Inc	2.875	07/06/22	1,974,008
1,275,000		Baidu, Inc	4.375	05/14/24	1,321,692
1,700,000	g	Banff Merger Sub, Inc	9.750	09/01/26	1,649,000
1,199,000		Fidelity National Information Services, Inc	3.625	10/15/20	1,211,745
500,000		IHS Markit Ltd	4.125	08/01/23	509,920
800,000		IHS Markit Ltd	4.750	08/01/28	837,048
3,000,000		Microsoft Corp	2.400	08/08/26	2,911,095
750,000		Microsoft Corp	4.100	02/06/37	816,964
1,180,000		Microsoft Corp	3.700	08/08/46	1,207,993
1,925,000	g	Open Text Corp	5.875	06/01/26	2,011,625
2,200,000		Oracle Corp	2.500	05/15/22	2,188,937
3,575,000		Oracle Corp	2.650	07/15/26	3,459,323
1,175,000		Oracle Corp	3.800	11/15/37	1,176,509
1,500,000		Oracle Corp	4.000	11/15/47	1,510,064
1,600,000	g	Refinitiv US Holdings	8.250	11/15/26	1,570,000
730,000	g	Sabre GLBL, Inc	5.375	04/15/23	746,191
650,000		salesforce.com, Inc	3.700	04/11/28	681,581
1,350,000		Total System Services, Inc	4.450	06/01/28	1,378,169
		TOTAL SOFTWARE & SERVICES			28,833,371

TECHNOLOGY HARDWARE & EQUIPMENT - 0.8%
725,000		Amphenol Corp	3.125	09/15/21	731,300
375,000		Amphenol Corp	4.350	06/01/29	396,819
5,575,000		Apple, Inc	2.450	08/04/26	5,385,994
7,825,000		Apple, Inc	3.200	05/11/27	7,896,649
875,000		Apple, Inc	4.650	02/23/46	990,470
800,000		Broadcom Corp	3.875	01/15/27	764,788
1,200,000	g	CommScope, Inc	5.500	06/15/24	1,174,920
1,900,000	g	CommScope, Inc	6.000	06/15/25	1,847,180
525,000		Corning, Inc	4.375	11/15/57	489,239
2,550,000	g	Dell International LLC	4.420	06/15/21	2,616,597
650,000	g	Dell International LLC	7.125	06/15/24	689,245
2,900,000	g	Dell International LLC	5.300	10/01/29	2,918,778
800,000		L-3 Technologies, Inc	3.850	06/15/23	824,838
1,300,000	g	NXP BV	4.875	03/01/24	1,371,786
2,350,000	g	Sensata Technologies BV	5.625	11/01/24	2,502,750
2,925,000		Tyco Electronics Group S.A.	2.350	08/01/19	2,920,680
1,500,000		Tyco Electronics Group S.A.	3.500	02/03/22	1,516,257
450,000		Tyco Electronics Group S.A.	3.700	02/15/26	455,168
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			35,493,458

TELECOMMUNICATION SERVICES - 1.5%
5,675,000		AT&T, Inc	3.400	05/15/25	5,619,124
3,700,000		AT&T, Inc	4.350	03/01/29	3,781,143
8,375,000		AT&T, Inc	4.300	02/15/30	8,482,687
2,085,000		AT&T, Inc	4.500	05/15/35	2,056,964
1,050,000		AT&T, Inc	4.500	03/09/48	988,794
3,000,000	g	Bharti Airtel Ltd	4.375	06/10/25	2,951,087
1,325,000	g	C&W Senior Financing Designated Activity Co	7.500	10/15/26	1,364,750
3,000,000	g	C&W Senior Financing Designated Activity Co	6.875	09/15/27	3,007,500
3,000,000	g	Deutsche Telekom International Finance BV	1.950	09/19/21	2,931,538
2,000,000	g	ENTEL Chile S.A.	4.875	10/30/24	2,046,032
190

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,150,000	g	MTN Mauritius Investment Ltd	6.500%	10/13/26	$2,184,974
500,000		Orange S.A.	5.375	01/13/42	567,258
2,400,000	g	Oztel Holdings SPC Ltd	5.625	10/24/23	2,385,178
450,000		Telefonica Emisiones SAU	4.103	03/08/27	455,981
925,000		T-Mobile USA, Inc	6.375	03/01/25	963,202
2,300,000	g	Turkcell Iletisim Hizmetleri AS.	5.800	04/11/28	1,992,798
146,000		Verizon Communications, Inc	3.376	02/15/25	148,027
4,270,000		Verizon Communications, Inc	4.329	09/21/28	4,527,159
800,000		Verizon Communications, Inc	3.875	02/08/29	822,473
963,000	g	Verizon Communications, Inc	4.016	12/03/29	995,208
9,113,000		Verizon Communications, Inc	4.272	01/15/36	9,230,503
1,300,000		Verizon Communications, Inc	3.850	11/01/42	1,228,941
675,000		Verizon Communications, Inc	4.522	09/15/48	693,655
4,200,000		Vodafone Group plc	4.375	05/30/28	4,272,943
		TOTAL TELECOMMUNICATION SERVICES			63,697,919

TRANSPORTATION - 0.7%
600,000	g	Bombardier, Inc	6.125	01/15/23	608,250
1,000,000	g	Bombardier, Inc	7.500	03/15/25	1,030,000
800,000	g	Bombardier, Inc	7.875	04/15/27	825,000
750,000		CSX Corp	3.250	06/01/27	740,959
700,000		CSX Corp	3.800	03/01/28	718,691
2,400,000		CSX Corp	4.250	03/15/29	2,550,709
1,950,000		CSX Corp	3.800	11/01/46	1,844,396
1,500,000		CSX Corp	4.300	03/01/48	1,531,899
1,950,000		Delta Air Lines, Inc	3.625	03/15/22	1,963,390
1,575,000		Delta Air Lines, Inc	3.800	04/19/23	1,592,234
2,025,000	g	DP World Ltd	5.625	09/25/48	2,105,113
900,000		FedEx Corp	4.100	02/01/45	815,904
2,325,000		FedEx Corp	4.050	02/15/48	2,077,846
4,900,000		Kansas City Southern	2.350	05/15/20	4,866,341
1,925,000		Northrop Grumman Corp	3.250	01/15/28	1,893,728
725,000		Northrop Grumman Corp	4.030	10/15/47	717,825
1,550,000		Union Pacific Corp	3.950	09/10/28	1,627,010
1,575,000		Union Pacific Corp	4.500	09/10/48	1,676,925
		TOTAL TRANSPORTATION			29,186,220

UTILITIES - 2.4%
325,000		AEP Transmission Co LLC	3.100	12/01/26	321,655
350,000		AEP Transmission Co LLC	4.000	12/01/46	352,962
2,020,000	g	AES Argentina Generacion S.A.	7.750	02/02/24	1,708,738
1,875,000	g	AES Gener S.A.	7.125	03/26/79	1,917,187
1,800,000		AGL Capital Corp	3.875	11/15/25	1,821,435
625,000		AGL Capital Corp	4.400	06/01/43	626,324
700,000		Alabama Power Co	4.150	08/15/44	724,067
1,850,000		Ameren Corp	3.650	02/15/26	1,864,978
525,000		American Water Capital Corp	3.000	12/01/26	509,170
500,000		American Water Capital Corp	4.000	12/01/46	499,775
1,475,000		American Water Capital Corp	3.750	09/01/47	1,430,985
250,000		Atmos Energy Corp	4.125	10/15/44	261,306
1,325,000		Baltimore Gas & Electric Co	3.750	08/15/47	1,282,475
925,000		Black Hills Corp	4.250	11/30/23	959,196
325,000		Black Hills Corp	3.150	01/15/27	310,119
191

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$2,575,000	g	Calpine Corp		5.250%	06/01/26	$2,562,125
300,000		CenterPoint Energy Resources Corp		6.250	02/01/37	353,185
1,525,000	g	Cerro del Aguila S.A.		4.125	08/16/27	1,505,938
1,125,000	g	Clearway Energy Operating LLC		5.750	10/15/25	1,129,219
1,000,000		CMS Energy Corp		3.600	11/15/25	1,004,413
200,000		Commonwealth Edison Co		5.900	03/15/36	246,809
750,000		Dominion Resources, Inc		2.000	08/15/21	732,240
1,825,000		DTE Electric Co		3.750	08/15/47	1,819,102
1,175,000		Duke Energy Corp		1.800	09/01/21	1,146,848
1,725,000		Duke Energy Corp		2.650	09/01/26	1,643,864
1,175,000		Duke Energy Corp		3.750	09/01/46	1,101,185
3,600,000		Enel Chile S.A.		4.875	06/12/28	3,796,560
1,125,000		Entergy Corp		2.950	09/01/26	1,081,845
1,325,000	g	Eskom Holdings SOC Ltd		6.350	08/10/28	1,363,232
3,450,000	g	Eskom Holdings SOC Ltd		8.450	08/10/28	3,620,299
1,850,000		Exelon Generation Co LLC		3.400	03/15/22	1,876,030
1,425,000		Florida Power & Light Co		3.990	03/01/49	1,495,068
1,625,000		Fortis, Inc		3.055	10/04/26	1,555,538
5,000,000	g,i	Golden State RE II Ltd	LIBOR 3 M + 2.200%	4.989	01/08/23	5,009,000
1,575,000	g	Hunt Oil Co of Peru LLC Sucursal Del Peru		6.375	06/01/28	1,697,063
750,000		Indiana Michigan Power Co		3.750	07/01/47	716,262
125,000		Integrys Energy Group, Inc		4.170	11/01/20	126,546
3,000,000	g	Israel Electric Corp Ltd		4.250	08/14/28	3,016,341
100,000	g	Kansas Gas & Electric		6.700	06/15/19	100,743
1,900,000	g	KazTransGas JSC		4.375	09/26/27	1,842,867
2,750,000	g	Latam Finance Ltd		7.000	03/01/26	2,794,000
350,000		LG&E and KU Energy LLC		3.750	11/15/20	353,894
1,550,000		MidAmerican Energy Co		3.650	08/01/48	1,509,046
1,675,000	g	Minejesa Capital BV		4.625	08/10/30	1,624,112
800,000	g	Minejesa Capital BV		5.625	08/10/37	793,646
1,000,000		Nevada Power Co		5.450	05/15/41	1,164,093
550,000	g	NextEra Energy Operating Partners LP		4.250	09/15/24	545,875
1,700,000		NiSource Finance Corp		3.490	05/15/27	1,697,246
1,400,000		Northern States Power Co		3.600	09/15/47	1,370,269
1,000,000		NRG Energy, Inc		6.250	05/01/24	1,031,250
1,350,000		NRG Energy, Inc		5.750	01/15/28	1,431,000
1,550,000		Ohio Power Co		4.150	04/01/48	1,617,675
1,225,000		Oncor Electric Delivery Co LLC		2.150	06/01/19	1,223,936
2,000,000	g	Pelabuhan Indonesia III PT		4.875	10/01/24	2,092,500
2,000,000	g	Perusahaan Listrik Negara PT		4.125	05/15/27	1,970,545
1,800,000	g	Perusahaan Listrik Negara PT		5.450	05/21/28	1,921,463
50,000		Potomac Electric Power Co		7.900	12/15/38	76,152
500,000		PPL Capital Funding, Inc		4.200	06/15/22	513,128
2,475,000		PSEG Power LLC		3.850	06/01/23	2,536,775
550,000		Public Service Co of Colorado		4.750	08/15/41	602,572
400,000		Public Service Co of Oklahoma		5.150	12/01/19	406,585
1,775,000	g	Rio Oil Finance Trust		8.200	04/06/28	1,921,012
2,721,322	g	Solar Star Funding LLC		3.950	06/30/35	2,643,599
1,325,000		Southern Co		4.400	07/01/46	1,335,644
425,000		Southern Co Gas Capital Corp		3.950	10/01/46	399,388
1,650,000		Southern Power Co		2.500	12/15/21	1,632,398
1,550,000		Southern Power Co		4.150	12/01/25	1,605,521
1,875,000		Southwest Gas Corp		3.700	04/01/28	1,912,028
192

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
	$2,457,500	g	Star Energy Geothermal Wayang Windu Ltd	6.750%	04/24/33	$2,462,673
	1,000,000	g	Suzano Austria GmbH	6.000	01/15/29	1,065,210
	1,325,000	g	Suzano Austria GmbH	7.000	03/16/47	1,477,375
	650,000		Virginia Electric & Power Co	2.950	11/15/26	636,822
	650,000		Virginia Electric & Power Co	3.500	03/15/27	662,405
	775,000		Virginia Electric & Power Co	3.800	09/15/47	749,088
	2,350,000	g	Vistra Operations Co LLC	5.625	02/15/27	2,441,063
	850,000		Wisconsin Power & Light Co	4.100	10/15/44	839,409
	575,000		Xcel Energy, Inc	3.350	12/01/26	576,102
	215,000		Xcel Energy, Inc	4.800	09/15/41	229,147
			TOTAL UTILITIES			104,997,340

			TOTAL CORPORATE BONDS			1,335,788,042
			(Cost $1,329,348,419)

GOVERNMENT BONDS - 42.9%

FOREIGN GOVERNMENT BONDS - 3.5%
	3,000,000	g	Angolan Government International Bond	8.250	05/09/28	3,128,580
	3,325,000	g	Arab Petroleum Investments Corp	4.125	09/18/23	3,425,724
	2,200,000		Argentina Republic Government International Bond	5.625	01/26/22	1,897,500
	1,600,000		Argentina Republic Government International Bond	5.875	01/11/28	1,227,200
	375,000	†,g,q	Barbados Government International Bond	7.000	08/04/22	215,625
	3,450,000	g	Bermuda Government International Bond	3.717	01/25/27	3,402,562
	3,150,000	g	Bermuda Government International Bond	4.750	02/15/29	3,323,250
	3,100,000		Brazilian Government International Bond	5.625	02/21/47	3,076,750
	3,300,000		Chile Government International Bond	3.240	02/06/28	3,356,100
	2,450,000		Colombia Government International Bond	5.000	06/15/45	2,570,540
	1,575,000	g	Costa Rica Government International Bond	7.158	03/12/45	1,519,875
DOP	81,200,000	g	Dominican Republic Government International Bond	8.900	02/15/23	1,567,885
	160,000,000	g	Dominican Republic Government International Bond	12.000	03/05/32	3,510,519
	$3,000,000	g	Dominican Republic Government International Bond	6.500	02/15/48	3,090,000
	2,625,000	g	Ecuador Government International Bond	8.875	10/23/27	2,625,000
	1,125,000	g	Egypt Government International Bond	5.577	02/21/23	1,117,133
	1,450,000	g	Egypt Government International Bond	7.600	03/01/29	1,489,717
	2,475,000	g	Egypt Government International Bond	8.500	01/31/47	2,526,312
	1,200,000	g	El Salvador Government International Bond	7.625	02/01/41	1,230,000
	1,800,000	g	Export Credit Bank of Turkey	4.250	09/18/22	1,585,868
	1,500,000	g	Export-Import Bank of China	2.850	09/16/20	1,494,166
	600,000	g	Export-Import Bank of India	3.875	02/01/28	591,089
	598,181	g	Ghana Government International Bond	7.875	08/07/23	623,923
	2,200,000	g	Ghana Government International Bond	8.125	03/26/32	2,191,398
	1,500,000	g	Ghana Government International Bond	8.627	06/16/49	1,464,924
	3,100,000	g	Guatemala Government International Bond	4.375	06/05/27	2,978,480
EUR	2,500,000	g	Hellenic Republic Government International Bond	3.375	02/15/25	2,861,902
	$3,100,000		Israel Government International Bond	3.250	01/17/28	3,134,680
	2,175,000		Israel Government International Bond	4.125	01/17/48	2,248,639
193

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
	$1,900,500	g	Ivory Coast Government International Bond (Step Bond)		5.750%	12/31/32	$1,799,583
	3,025,000		Jamaica Government International Bond		6.750	04/28/28	3,361,531
	2,500,000	g	Japan Finance Organization for Municipalities		3.000	03/12/24	2,532,100
JPY	2,300,000,000		Japan Government Two Year Bond		0.100	04/15/19	20,754,330
	$775,000	g	Kommunalbanken AS.		1.375	10/26/20	762,166
	1,560,000	g	Kommunalbanken AS.		2.750	02/05/24	1,583,841
	1,650,000	g	Korea Housing Finance Corp		2.000	10/11/21	1,612,443
	1,500,000	g	Korea Housing Finance Corp		3.000	10/31/22	1,488,865
	3,550,000	g	Kuwait Government International Bond		2.750	03/20/22	3,547,668
	2,200,000		Mexico Government International Bond		4.150	03/28/27	2,236,740
	1,859,000		Mexico Government International Bond		6.050	01/11/40	2,119,260
	1,500,000	g	Nederlandse Waterschapsbank NV		1.875	04/14/22	1,477,587
	1,725,000	g	Nigeria Government International Bond		6.500	11/28/27	1,705,466
	700,000	g	Nigeria Government International Bond		7.143	02/23/30	700,497
	2,000,000		Panama Government International Bond		4.500	05/15/47	2,109,400
	925,000	g	Paraguay Government International Bond		4.700	03/27/27	962,916
	1,475,000	g	Paraguay Government International Bond		5.400	03/30/50	1,545,062
	3,400,000	g	Perusahaan Penerbit SBSN Indonesia III		3.900	08/20/24	3,442,976
	2,800,000	g	Perusahaan Penerbit SBSN Indonesia III		4.400	03/01/28	2,877,000
	925,000	g	Petroamazonas EP		4.625	11/06/20	905,072
	1,650,000	g	Provincia de Buenos Aires		7.875	06/15/27	1,200,375
	1,500,000	g	Provincia de Mendoza Argentina		8.375	05/19/24	1,203,750
	2,450,000	g	Qatar Government International Bond		4.817	03/14/49	2,582,146
	2,475,000		Republic of South Africa Government International Bond		4.850	09/27/27	2,414,605
	2,150,000	g	Republic of Uzbekistan Government International Bond		4.750	02/20/24	2,138,455
	3,175,000	g	Saudi Government International Bond		4.500	04/17/30	3,337,963
	1,200,000	g	Senegal Government International Bond		6.250	05/23/33	1,153,067
	2,350,000		South Africa Government International Bond		4.300	10/12/28	2,193,730
	1,500,000	g	Sri Lanka Government International Bond		6.850	03/14/24	1,528,430
	1,550,000	g	Sri Lanka Government International Bond		6.850	11/03/25	1,559,374
	2,000,000		Turkey Government International Bond		6.875	03/17/36	1,820,734
	3,550,000	g	Ukraine Government International Bond		7.375	09/25/32	3,164,587
UYU	41,525,000	g	Uruguay Government International Bond		9.875	06/20/22	1,230,807
	$3,000,000	g	Zambia Government International Bond		8.500	04/14/24	2,198,301
			TOTAL FOREIGN GOVERNMENT BONDS				148,726,168

MORTGAGE BACKED - 20.3%
	2,632,000		Federal Home Loan Mortgage Corp (FHLMC)		3.000	10/15/33	2,629,544
	6,482,209		FHLMC		3.500	08/15/43	6,664,100
	4,930,363		FHLMC		3.000	03/15/44	4,940,786
	6,259,770		FHLMC		3.500	09/15/44	6,394,663
	14,009,634	i	FHLMC	LIBOR 1 M + 0.300%	2.784	06/15/48	13,865,678
	8,756,021	i	FHLMC		5.946	06/15/48	9,937,358
	7,053,986	i	FHLMC		5.866	10/15/48	7,892,974
	1,710		Federal Home Loan Mortgage Corp Gold (FGLMC)		7.000	10/01/20	1,716
	2,067,674		FGLMC		3.500	03/01/27	2,117,610
	1,263		FGLMC		8.000	01/01/31	1,338
	252,696		FGLMC		7.000	12/01/33	290,039
	52,488		FGLMC		4.500	10/01/34	55,560
194

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$76,589		FGLMC	7.000%	05/01/35	$87,389
2,516,806		FGLMC	5.000	06/01/36	2,712,044
1,258,780		FGLMC	4.500	10/01/44	1,329,195
169,329		FGLMC	4.500	11/01/44	178,842
246,254		FGLMC	4.500	11/01/44	260,095
95,322		FGLMC	4.500	12/01/44	99,954
156,447		FGLMC	4.500	12/01/44	165,208
1,202,671		FGLMC	3.500	04/01/45	1,231,669
9,180,664		FGLMC	3.500	10/01/45	9,394,941
7,195,075		FGLMC	4.000	12/01/45	7,522,693
25,058,292		FGLMC	3.500	08/01/46	25,643,170
14,613,909		FGLMC	3.000	01/01/47	14,556,023
38,129,558		FGLMC	3.000	02/01/47	37,978,526
2,553,863		FGLMC	4.500	06/01/47	2,716,497
3,109,653		FGLMC	4.000	09/01/47	3,221,482
38,658,597		FGLMC	3.500	03/01/48	39,492,267
13,041,531		FGLMC	4.000	03/01/48	13,654,838
3,554,508		FGLMC	4.000	07/01/48	3,723,779
26,865,524		FGLMC	4.500	08/01/48	28,658,100
2,540		Federal National Mortgage Association (FNMA)	9.000	11/01/25	2,745
1,933		FNMA	7.500	01/01/29	2,098
3,526,203		FNMA	3.500	02/01/32	3,608,679
3,072,685		FNMA	3.500	05/01/32	3,152,685
5,359,619		FNMA	3.500	07/01/32	5,484,929
10,883,347		FNMA	3.000	11/01/32	10,983,771
78,821		FNMA	4.500	10/01/33	83,354
3,592,112		FNMA	5.000	05/01/35	3,864,563
1,999,090		FNMA	5.000	10/01/35	2,151,428
1,514,527		FNMA	5.000	02/01/36	1,637,589
984,360		FNMA	5.500	11/01/38	1,082,037
324,123		FNMA	5.000	08/01/40	347,688
703,336		FNMA	5.000	09/01/40	758,720
912,931		FNMA	5.000	05/01/41	984,832
236,105		FNMA	4.500	03/01/42	251,180
1,076,626		FNMA	4.500	04/01/42	1,138,277
814,066		FNMA	4.500	06/01/42	859,664
2,514,897		FNMA	3.000	04/25/43	2,522,137
1,706,520		FNMA	4.500	02/01/44	1,794,257
1,361,467		FNMA	4.500	06/01/44	1,431,090
3,948,841		FNMA	4.500	10/01/44	4,152,732
5,885,947		FNMA	3.000	02/25/45	5,944,962
5,548,503		FNMA	3.000	02/25/45	5,603,441
340,107		FNMA	3.500	03/01/45	348,106
190,137		FNMA	3.500	03/01/45	193,691
515,456		FNMA	4.500	03/01/45	541,740
3,412,437		FNMA	3.000	03/25/45	3,439,584
4,635,417		FNMA	3.500	04/25/45	4,756,981
13,185,426		FNMA	3.500	04/25/45	13,516,405
2,921,581		FNMA	3.500	05/01/45	2,991,437
9,484,342	h	FNMA	4.000	06/01/45	9,836,922
12,675,607		FNMA	3.000	12/25/45	12,719,355
1,521,808		FNMA	3.500	01/01/46	1,556,410
195

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$8,174,781		FNMA	4.000%	01/01/46	$8,540,145
1,900,984	h	FNMA	4.000	03/01/46	1,973,413
783,815		FNMA	3.500	06/01/46	801,369
2,653,843		FNMA	3.500	08/01/46	2,701,692
2,747,087		FNMA	3.500	10/01/46	2,808,613
37,652,957	h	FNMA	3.000	11/01/46	37,498,461
10,359,254		FNMA	3.500	12/01/46	10,527,388
57,514,356		FNMA	3.500	01/01/47	58,368,109
3,197,136		FNMA	3.000	04/25/47	3,205,008
535,634		FNMA	3.500	11/01/47	544,087
6,586,688		FNMA	3.500	12/01/47	6,690,275
4,022,269		FNMA	3.500	01/01/48	4,085,514
14,570,795		FNMA	4.500	01/01/48	15,520,476
2,975,250		FNMA	4.500	02/01/48	3,168,809
23,131,743		FNMA	3.000	02/25/48	23,256,765
5,890,298		FNMA	4.000	03/01/48	6,159,208
12,908,110		FNMA	4.500	03/01/48	13,747,854
55,901,753		FNMA	4.000	04/01/48	57,719,084
10,483,024		FNMA	4.500	05/01/48	11,165,036
7,936,916		FNMA	4.500	05/01/48	8,453,289
50,806,687	h	FNMA	4.000	08/01/48	52,375,336
5,656,765		FNMA	5.000	08/01/48	6,127,511
20,228,308	h	FNMA	4.500	12/01/48	21,137,683
10,224,280		FNMA	5.000	12/01/48	10,824,238
2,000,000	h	FNMA	3.000	04/25/49	1,991,719
3,000,000	h	FNMA	3.500	04/25/49	3,041,602
95,917		Government National Mortgage Association (GNMA)	5.000	02/15/33	100,122
297,431		GNMA	5.000	09/15/33	319,347
4,291,632		GNMA	3.700	10/15/33	4,381,838
19,895		GNMA	6.000	10/20/36	22,071
22,911		GNMA	6.000	01/20/37	25,402
36,702		GNMA	6.000	02/20/37	40,702
31,951		GNMA	5.000	04/15/38	34,327
15,617		GNMA	6.000	08/20/38	17,278
12,206		GNMA	4.500	02/20/39	12,961
17,274		GNMA	4.500	08/20/41	18,340
59,667		GNMA	4.500	09/20/41	63,338
13,490		GNMA	4.500	01/20/44	14,325
13,550		GNMA	4.500	02/20/44	14,388
26,033		GNMA	4.500	05/20/44	27,643
167,630		GNMA	4.500	05/20/44	178,003
191,164		GNMA	4.500	08/20/44	202,953
130,352		GNMA	4.500	09/20/44	136,462
72,340		GNMA	4.500	10/20/44	76,596
38,954		GNMA	4.500	11/20/44	40,875
118,312		GNMA	4.500	12/20/44	125,633
173,712		GNMA	4.500	02/20/45	184,416
227,254		GNMA	4.500	08/20/45	241,318
185,810		GNMA	4.500	08/20/45	196,177
200,217		GNMA	4.500	12/20/45	212,509
9,485,865		GNMA	4.000	06/20/46	1,460,344
18,594,657		GNMA	3.000	12/20/47	18,689,361
196

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$33,326,068	GNMA	3.500%	12/20/47	$34,078,651
27,812,186	GNMA	3.000	01/20/48	27,953,835
29,909,189	GNMA	3.500	01/20/48	30,582,518
13,535,969	GNMA	4.000	12/20/48	13,986,177
10,974,612	GNMA	3.500	01/20/49	11,208,611
	TOTAL MORTGAGE BACKED			872,240,772

MUNICIPAL BONDS - 4.5%
1,000,000	Anaheim City School District	3.825	08/01/23	1,039,680
1,064,700	California Earthquake Authority	2.805	07/01/19	1,064,327
5,000,000	California Housing Finance Agency	2.966	08/01/22	5,037,350
2,000,000	California State University	3.803	11/01/30	2,078,420
9,745,000	Chicago Housing Authority	3.922	01/01/27	10,172,903
7,500,000	Chicago Housing Authority	4.361	01/01/38	7,930,125
1,620,000	City & County of San Francisco CA Community Facilities District	3.000	09/01/25	1,626,512
1,200,000	City & County of San Francisco CA Community Facilities District	3.250	09/01/27	1,212,720
1,040,000	City of Fort Worth TX	3.955	03/01/32	1,059,469
1,390,000	City of Fort Worth TX	4.088	03/01/37	1,417,828
2,500,000	City of Inglewood CA	4.300	09/01/40	2,568,325
500,000	City of San Angelo TX Water & Sewer Revenue	4.261	02/15/37	517,260
2,995,000	County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	2,957,293
5,000,000	County of Miami-Dade FL Aviation Revenue	2.368	10/01/23	4,945,150
1,555,000	County of Miami-Dade FL Aviation Revenue	3.354	10/01/29	1,550,522
5,000,000	County of Miami-Dade FL Aviation Revenue	4.280	10/01/41	5,159,250
3,000,000	Denver City & County School District No	4.242	12/15/37	3,268,830
2,000,000	Florida Municipal Power Agency	2.769	10/01/23	1,975,860
2,100,000	Florida Municipal Power Agency	2.919	10/01/24	2,088,597
3,000,000	Florida Municipal Power Agency	3.059	10/01/25	3,009,600
600,000	Grant County Public Utility District No 2	5.630	01/01/27	711,750
845,000	Illinois Housing Development Authority	4.105	07/01/27	868,567
2,430,000	Indiana Finance Authority	3.166	07/01/30	2,432,673
2,270,000	Los Angeles County Public Works Financing Authority	2.910	12/01/20	2,275,471
1,250,000	Los Angeles County Public Works Financing Authority	3.450	12/01/22	1,280,437
2,000,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	2.000	09/01/22	1,965,660
3,840,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	3.375	09/01/35	3,760,128
1,250,000	Maryland Community Development Administration Housing Revenue	2.713	03/01/25	1,230,463
7,065,000	Maryland Community Development Administration Housing Revenue	3.797	03/01/39	6,938,960
5,000,000	Maryland Health & Higher Educational Facilities Authority	3.632	07/01/24	5,168,000
95,000	Massachusetts Housing Finance Agency	2.807	12/01/19	95,092
520,000	Massachusetts Housing Finance Agency	4.786	12/01/32	536,271
2,085,000	Massachusetts Housing Finance Agency	4.621	12/01/38	2,150,365
1,035,000	Massachusetts Housing Finance Agency	4.721	06/01/40	1,079,577
500,000	New Jersey Economic Development Authority	3.300	06/15/19	499,970
197

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$575,000		New Jersey Economic Development Authority	3.500%	06/15/20	$576,018
1,000,000		New Jersey Economic Development Authority	3.800	06/15/20	1,005,280
7,500,000		New Jersey Economic Development Authority	4.271	06/15/20	7,582,575
500,000		New Jersey Economic Development Authority	3.700	06/15/21	503,605
3,515,000		New Jersey Economic Development Authority	4.150	06/15/22	3,588,639
1,500,000		New Jersey Educational Facilities Authority	2.304	07/01/22	1,475,160
1,415,000		New Jersey Educational Facilities Authority	2.504	07/01/23	1,402,675
1,615,000		New Jersey Institute of Technology	4.177	07/01/37	1,657,345
2,655,000		New York City Transitional Finance Authority Future Tax Secured Revenue	5.000	02/01/23	2,874,064
1,000,000		New York City Transitional Finance Authority Future Tax Secured Revenue	3.780	02/01/26	1,027,100
2,495,000		New York Transportation Development Corp	5.000	01/01/27	2,938,337
5,000,000	g	Oregon State Business Development Commission	6.500	04/01/31	4,826,750
2,500,000		Palm Beach County Solid Waste Authority	2.636	10/01/24	2,497,350
5,500,000		Palm Desert Redevelopment Agency	2.750	10/01/22	5,511,495
6,155,000		Palm Desert Redevelopment Agency	3.000	10/01/23	6,214,888
1,690,000		Port of Corpus Christi Authority of Nueces County	2.888	12/01/21	1,692,738
2,000,000		Port of Seattle WA	3.471	05/01/31	2,015,180
3,975,000		Public Finance Authority	4.269	07/01/40	4,175,380
1,390,000		Regents of the University of California Medical Center Pooled Revenue	2.659	05/15/28	1,341,142
1,800,000		Regents of the University of California Medical Center Pooled Revenue	2.759	05/15/29	1,729,062
5,000,000		Rhode Island Convention Center Authority	3.195	05/15/26	5,035,850
3,750,000		Rhode Island Convention Center Authority	3.265	05/15/27	3,773,400
5,000,000		San Jose Redevelopment Agency	3.250	08/01/29	4,998,550
2,100,000		State of Colorado	4.047	09/01/38	2,153,865
500,000		University of California	2.676	05/15/21	501,250
4,500,000		University of California	2.817	05/15/24	4,544,190
7,000,000		University of California	3.063	07/01/25	7,123,340
3,000,000		University of California	3.169	05/15/29	2,994,990
4,420,000		University of California	3.552	05/15/39	4,415,138
6,385,000		Virgin Islands Public Finance Authority	5.000	10/01/21	6,177,488
3,585,000	g	Virgin Islands Water & Power Authority-Electric System	7.000	07/01/20	3,578,439
2,740,000		Virginia Housing Development Authority	3.668	10/01/27	2,791,457
		TOTAL MUNICIPAL BONDS			194,396,145

U.S. TREASURY SECURITIES - 14.6%
15,000,000		United States Treasury Bond	4.375	11/15/39	19,095,117
20,000,000		United States Treasury Bond	4.375	05/15/40	25,492,188
5,000,000		United States Treasury Bond	4.750	02/15/41	6,700,977
12,000,000		United States Treasury Bond	2.500	02/15/46	11,311,406
15,000,000		United States Treasury Bond	2.500	05/15/46	14,131,641
10,675,000		United States Treasury Bond	3.000	05/15/47	11,088,239
24,400,000		United States Treasury Bond	2.750	08/15/47	24,110,250
33,350,000		United States Treasury Bond	3.000	02/15/48	34,588,900
70,080,000		United States Treasury Bond	3.000	08/15/48	72,713,475
19,485,000		United States Treasury Bond	3.375	11/15/48	21,735,670
11,000,000		United States Treasury Note	1.500	11/30/19	10,931,680
198

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$2,485,000		United States Treasury Note		2.250%	03/31/20	$2,481,214
895,000		United States Treasury Note		2.375	04/30/20	894,790
45,000,000		United States Treasury Note		1.625	06/30/20	44,578,125
20,000,000		United States Treasury Note		2.625	07/31/20	20,065,625
45,000,000		United States Treasury Note		2.625	08/15/20	45,154,687
5,130,000		United States Treasury Note		2.500	01/31/21	5,148,837
20,000,000		United States Treasury Note		2.125	08/15/21	19,938,281
45,000,000		United States Treasury Note		2.000	12/31/21	44,739,844
32,500,000		United States Treasury Note		1.875	01/31/22	32,181,348
34,215,000		United States Treasury Note		2.500	02/15/22	34,475,622
20,000,000		United States Treasury Note		1.750	02/28/22	19,730,469
4,870,000		United States Treasury Note		2.375	03/15/22	4,892,828
1,600,000		United States Treasury Note		2.000	11/30/22	1,587,500
2,480,000		United States Treasury Note		2.625	12/31/23	2,523,400
7,250,000		United States Treasury Note		2.375	02/29/24	7,301,260
500,000		United States Treasury Note		2.125	07/31/24	496,660
24,860,000		United States Treasury Note		2.625	02/15/29	25,343,604
62,025,000		United States Treasury Note		3.000	02/15/49	64,392,126
		TOTAL U.S. TREASURY SECURITIES				627,825,763

		TOTAL GOVERNMENT BONDS				1,843,188,848
		(Cost $1,822,053,722)

STRUCTURED ASSETS - 18.5%

ASSET BACKED - 7.5%
7,165,641	g	Adams Outdoor Advertising LP		4.810	11/15/48	7,481,596
		Series - 2018 1 (Class A)
5,000,000	g	Adams Outdoor Advertising LP		7.356	11/15/48	5,157,986
		Series - 2018 1 (Class C)
10,000,000		AmeriCredit Automobile Receivables Trust		2.710	09/08/22	9,963,504
		Series - 2016 3 (Class D)
1,713,450	g	Apollo Aviation Securitization Equity Trust		6.413	01/16/38	1,708,980
		Series - 2018 1A (Class C)
3,950,000	g	Applebee’s Funding LLC		4.277	09/05/44	3,967,209
		Series - 2014 1 (Class A2)
3,000,000	g	Avis Budget Rental Car Funding AESOP LLC		3.780	06/20/22	3,031,767
		Series - 2016 1A (Class B)
5,000,000	g	Avis Budget Rental Car Funding AESOP LLC		3.360	11/20/22	5,003,134
		Series - 2016 2A (Class B)
6,830,000	g	Avis Budget Rental Car Funding AESOP LLC		4.830	11/20/22	6,952,909
		Series - 2016 2A (Class C)
8,500,000	g	Avis Budget Rental Car Funding AESOP LLC		2.970	03/20/24	8,472,368
		Series - 2017 2A (Class A)
1,500,000	i	Bayview Financial Mortgage Pass-Through Trust	LIBOR 1 M + 0.650%	3.146	02/28/41	1,469,234
		Series - 2006 A (Class M3)
437,459	i	Bear Stearns Asset Backed Securities Trust	LIBOR 1 M + 0.490%	2.976	07/25/35	436,735
		Series - 2005 SD3 (Class 1A)
277,745	i	Bear Stearns Asset Backed Securities Trust	LIBOR 1 M + 0.600%	3.086	02/25/36	277,858
		Series - 2006 EC2 (Class M1)
100,000	i	Bear Stearns Asset Backed Securities Trust	LIBOR 1 M + 0.670%	3.156	04/25/36	99,151
		Series - 2006 SD1 (Class M1)
199

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$1,100,000		Capital Auto Receivables Asset Trust		3.160%	11/20/20	$1,100,815
		Series - 2015 2 (Class D)
2,250,000		Capital Auto Receivables Asset Trust		2.420	06/21/21	2,240,465
		Series - 2016 2 (Class C)
3,000,000		Capital Auto Receivables Asset Trust		3.160	11/20/23	3,006,036
		Series - 2016 2 (Class D)
5,000,000	g	Capital Automotive REIT		3.660	10/15/44	5,003,983
		Series - 2014 1A (Class A)
4,904,167	g	Capital Automotive REIT		3.870	04/15/47	4,938,428
		Series - 2017 1A (Class A1)
1,589,005	i	C-BASS Trust	LIBOR 1 M + 0.080%	2.566	07/25/36	1,564,190
		Series - 2006 CB6 (Class A1)
6,451,318	†,g,i	CBRE Realty Finance	LIBOR 3 M + 0.300%	3.095	04/07/52	0
		Series - 2007 1A (Class A2)
476,190	g	CCR, Inc		4.750	07/10/22	474,643
		Series - 2012 CA (Class C)
33,751		Centex Home Equity		5.540	01/25/32	33,972
		Series - 2002 A (Class AF6)
3,200,000	g,i	Core Industrial Trust		3.849	02/10/34	3,227,100
		Series - 2015 TEXW (Class D)
39,528		Countrywide Asset-Backed Certificates (Step Bond)		5.216	10/25/27	40,443
		Series - 2002 S4 (Class A5)
7,200,000	g	DB Master Finance LLC		3.980	02/20/45	7,190,352
		Series - 2015 1A (Class A2II)
4,937,500	g	DB Master Finance LLC		3.629	11/20/47	4,940,907
		Series - 2017 1A (Class A2I)
9,375,000	g,h	DB Master Finance LLC		3.787	05/20/49	9,435,289
		Series - 2019 1A (Class A2I)
4,050,000	g,h	DB Master Finance LLC		4.021	05/20/49	4,080,524
		Series - 2019 1A (Class A2II)
3,250,000	g,h	DB Master Finance LLC		4.352	05/20/49	3,286,770
		Series - 2019 1A (Class A23)
5,806,147	g	Diamond Resorts Owner Trust		3.700	01/21/31	5,898,224
		Series - 2018 1 (Class A)
1,548,306	g	Diamond Resorts Owner Trust		5.900	01/21/31	1,568,913
		Series - 2018 1 (Class D)
4,784,700	g	Domino’s Pizza Master Issuer LLC		4.474	10/25/45	4,937,906
		Series - 2015 1A (Class A2II)
2,955,000	g,i	Domino’s Pizza Master Issuer LLC	LIBOR 3 M + 1.250%	2.551	07/25/47	2,946,667
		Series - 2017 1A (Class A2I)
4,925,000	g	Domino’s Pizza Master Issuer LLC		4.118	07/25/47	4,996,511
		Series - 2017 1A (Class A23)
1,588,000	g	Domino’s Pizza Master Issuer LLC		4.116	07/25/48	1,611,931
		Series - 2018 1A (Class A2I)
5,000,000	g,i	Dryden 50 Senior Loan Fund	LIBOR 3 M + 2.250%	5.037	07/15/30	4,946,586
		Series - 2017 50A (Class C)
4,100,000	g,i	Galaxy XIX CLO Ltd	LIBOR 3 M + 1.220%	2.585	07/24/30	4,085,718
		Series - 2015 19A (Class A1R)
750,258	g	HERO Funding Trust		3.280	09/20/48	740,576
		Series - 2017 2A (Class A1)
1,500,515	g	HERO Funding Trust		4.070	09/20/48	1,526,756
		Series - 2017 2A (Class A2)
200

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$1,859,825	†,g	HERO Residual Funding		4.500%	09/21/42	$1,850,526
		Series - 2016 1R (Class A1)
6,000,000	g	Hertz Vehicle Financing LLC		3.110	07/25/20	5,993,817
		Series - 2016 3A (Class B)
2,000,000	g	Hertz Vehicle Financing LLC		4.430	07/25/20	2,002,917
		Series - 2016 3A (Class C)
10,000,000	g	Hertz Vehicle Financing LLC		4.030	07/25/24	10,251,922
		Series - 2018 3A (Class A)
1,632,498	g	Hilton Grand Vacations Trust		2.660	12/26/28	1,619,976
		Series - 2017 AA (Class A)
2,720,830	g	Hilton Grand Vacations Trust		2.960	12/26/28	2,681,958
		Series - 2017 AA (Class B)
2,077,865	g	Hilton Grand Vacations Trust		4.000	02/25/32	2,105,245
		Series - 2018 AA (Class C)
724,304		MASTR Asset Backed Securities Trust (Step Bond)		5.648	11/25/35	717,081
		Series - 2005 AB1 (Class A4)
1,481,248	i	Morgan Stanley ABS Capital I, Inc Trust	LIBOR 1 M + 1.050%	3.266	12/27/33	1,479,752
		Series - 2004 NC1 (Class M1)
2,478,785	g	Mosaic Solar Loans LLC		3.820	06/22/43	2,470,323
		Series - 2017 2A (Class A)
800,000	g,i	MSCG Trust		3.462	06/07/35	752,210
		Series - 2015 ALDR (Class C)
4,310,000	g,i	MSCG Trust		3.462	06/07/35	3,810,743
		Series - 2015 ALDR (Class D)
1,111,964	g	MVW Owner Trust		2.520	12/20/32	1,100,402
		Series - 2015 1A (Class A)
1,535,336	g	MVW Owner Trust		2.640	12/20/33	1,514,454
		Series - 2016 1A (Class B)
2,200,769	g	MVW Owner Trust		2.420	12/20/34	2,158,945
		Series - 2017 1A (Class A)
3,724,056	g	MVW Owner Trust		3.900	01/21/36	3,770,828
		Series - 2018 1A (Class C)
1,334,387	i	NovaStar Mortgage Funding Trust	LIBOR 1 M + 1.125%	3.615	09/25/33	1,337,753
		Series - 2003 2 (Class M1)
668,558		Oakwood Mortgage Investors, Inc		5.410	11/15/32	685,316
		Series - 2002 C (Class A1)
289,135	g,i	Orange Lake Timeshare Trust		3.030	07/09/29	285,223
		Series - 2014 AA (Class B)
1,374,259	g	Orange Lake Timeshare Trust		3.100	11/08/30	1,378,445
		Series - 2018 A (Class A)
4,228,750	g	Planet Fitness Master Issuer LLC		4.262	09/05/48	4,297,002
		Series - 2018 1A (Class A2I)
2,487,500	g	Planet Fitness Master Issuer LLC		4.666	09/05/48	2,566,802
		Series - 2018 1A (Class A2II)
1,200,000	g	Pretium Mortgage Credit Partners I LLC (Step Bond)		5.000	03/27/33	1,193,776
		Series - 2018 NPL2 (Class A2)
2,898,993	g	Pretium Mortgage Credit Partners I LLC (Step Bond)		4.213	07/25/60	2,908,826
		Series - 2019 NPL1 (Class A1)
3,500,000		PSNH Funding LLC		3.506	08/01/28	3,594,858
		Series - 2018 1 (Class A2)
201

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$490,000	i	RASC	LIBOR 1 M + 0.590%	3.080%	08/25/35	$489,516
		Series - 2005 KS8 (Class M4)
3,464,395		Santander Drive Auto Receivables Trust		2.660	11/15/21	3,462,702
		Series - 2016 2 (Class C)
128,615		Santander Drive Auto Receivables Trust		2.740	12/15/21	128,579
		Series - 2015 5 (Class C)
3,156,348		Santander Drive Auto Receivables Trust		3.090	04/15/22	3,158,287
		Series - 2016 1 (Class C)
1,800,000		Santander Drive Auto Receivables Trust		3.390	04/15/22	1,810,571
		Series - 2016 2 (Class D)
171,045		Saxon Asset Securities Trust (Step Bond)		6.120	11/25/30	176,665
		Series - 2002 2 (Class AF6)
3,161,985	g	Sierra Receivables Funding Co LLC		3.200	03/20/34	3,146,574
		Series - 2017 1A (Class B)
350,963	g	Sierra Timeshare Receivables Funding LLC		2.430	06/20/32	347,532
		Series - 2015 2A (Class A)
1,397,547	g	Sierra Timeshare Receivables Funding LLC		2.580	09/20/32	1,390,002
		Series - 2015 3A (Class A)
1,955,854	g	Sierra Timeshare Receivables Funding LLC		3.080	09/20/32	1,949,588
		Series - 2015 3A (Class B)
1,144,346	g	Sierra Timeshare Receivables Funding LLC		2.330	07/20/33	1,128,428
		Series - 2016 2A (Class A)
2,288,692	g	Sierra Timeshare Receivables Funding LLC		2.780	07/20/33	2,260,131
		Series - 2016 2A (Class B)
2,558,068	g	Sierra Timeshare Receivables Funding LLC		3.650	06/20/35	2,581,358
		Series - 2018 2A (Class B)
1,650,000	g	SoFi Professional Loan Program LLC		2.630	07/25/40	1,620,173
		Series - 2017 C (Class A2B)
519,773	g	SolarCity LMC		4.800	11/20/38	537,780
		Series - 2013 1 (Class A)
687,088	g	SolarCity LMC		4.590	04/20/44	700,457
		Series - 2014 1 (Class A)
1,163,577	g	SolarCity LMC		4.020	07/20/44	1,167,529
		Series - 2014 2 (Class A)
9,081,615	g	SpringCastle America Funding LLC		3.050	04/25/29	9,070,148
		Series - 2016 AA (Class A)
8,300,000	g	SpringCastle America Funding LLC		4.100	10/25/33	8,436,562
		Series - 2016 AA (Class B)
18,572	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 0.900%	3.386	09/25/34	18,419
		Series - 2004 8 (Class M1)
24,530	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 1.000%	3.486	09/25/34	24,409
		Series - 2004 8 (Class A9)
1,148,302	i	Structured Asset Securities Corp Mortgage Loan Trust	LIBOR 1 M + 1.500%	3.989	04/25/35	1,121,672
		Series - 2005 7XS (Class 2A1A)
1,500,000		Synchrony Credit Card Master Note Trust		2.620	10/15/25	1,495,867
		Series - 2017 2 (Class A)
7,442,438	g	Taco Bell Funding LLC		4.970	05/25/46	7,786,278
		Series - 2016 1A (Class A23)
9,675,750	g	Taco Bell Funding LLC		4.318	11/25/48	9,955,379
		Series - 2018 1A (Class A2I)
3,990,000	g	Taco Bell Funding LLC		4.940	11/25/48	4,170,428
		Series - 2018 1A (Class A2II)
202

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$7,349,543	g	TES LLC		4.330%	10/20/47	$7,571,563
		Series - 2017 1A (Class A)
2,500,000	g	TES LLC		7.740	10/20/47	2,592,764
		Series - 2017 1A (Class B)
4,415,389	g	Tesla Auto Lease Trust		3.710	08/20/21	4,465,784
		Series - 2018 B (Class A)
1,646,215	g	Thunderbolt Aircraft Lease Ltd		4.500	05/17/32	1,593,380
		Series - 2017 A (Class C)
7,753,141	g	Thunderbolt Aircraft Lease Ltd (Step Bond)		4.212	05/17/32	7,872,146
		Series - 2017 A (Class A)
3,076,861	g	VOLT LXII LLC (Step Bond)		3.125	09/25/47	3,065,319
		Series - 2017 NPL9 (Class A1)
584,169	g	VOLT LXV LLC (Step Bond)		3.750	04/25/48	582,683
		Series - 2018 NPL1 (Class A1)
2,458,656	g	VOLT LXXIII LLC (Step Bond)		4.458	10/25/48	2,474,947
		Series - 2018 NPL9 (Class A1A)
1,078,132	g	VOLT LXXV LLC (Step Bond)		4.336	01/25/49	1,086,239
		Series - 2019 NPL1 (Class A1A)
2,330,388	g	VOLT LXXV LLC (Step Bond)		3.967	02/25/49	2,333,324
		Series - 2019 NPL2 (Class A1)
2,000,000	g	VOLT LXXV LLC (Step Bond)		3.967	03/25/49	2,002,182
		Series - 2019 NPL3 (Class A1)
9,065	g,i	Wachovia Loan Trust	LIBOR 1 M + 0.360%	2.846	05/25/35	9,065
		Series - 2005 SD1 (Class A)
8,887,500	g	Wendys Funding LLC		3.573	03/15/48	8,761,831
		Series - 2018 1A (Class A2I)
7,900,000	g	Wendys Funding LLC		3.884	03/15/48	7,788,373
		Series - 2018 1A (Class A2II)
		TOTAL ASSET BACKED				320,709,870

OTHER MORTGAGE BACKED - 11.0%
10,000,000	g,i	20 TSQ GroundCo LLC		3.100	05/15/35	9,687,690
		Series - 2018 20TS (Class D)
1,051,275	g,i	Agate Bay Mortgage Trust		3.500	11/25/44	1,042,165
		Series - 2014 3 (Class A13)
1,395,178	g,i	Agate Bay Mortgage Trust		3.500	09/25/45	1,371,283
		Series - 2015 6 (Class A9)
320,809	i	Alternative Loan Trust	LIBOR 1 M + 0.500%	2.986	06/25/34	319,556
		Series - 2004 8CB (Class M1)
1,693,917	i	American Home Mortgage Investment Trust	LIBOR 6 M + 1.500%	4.312	10/25/34	1,675,282
		Series - 2004 3 (Class 4A)
10,700,000		Banc of America Commercial Mortgage Trust		3.019	07/15/49	10,705,357
		Series - 2016 UB10 (Class ASB)
178,563	g,i	Banc of America Commercial Mortgage Trust		5.678	02/10/51	180,949
		Series - 2007 4 (Class E)
5,363,449	i	Banc of America Commercial Mortgage Trust		5.763	02/10/51	5,056,740
		Series - 2007 5 (Class AJ)
6,000,000	†,g,i	Banc of America Commercial Mortgage Trust		6.038	02/10/51	923,400
		Series - 2007 5 (Class B)
5,000,000	g,i	BBCMS Mortgage Trust		4.267	08/05/38	4,415,030
		Series - 2018 CHRS (Class E)
1,000,000	i	CD Commercial Mortgage Trust		4.029	11/10/49	996,599
		Series - 2016 CD2 (Class C)
203

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$4,500,000		CD Mortgage Trust		2.622%	08/10/49	$4,452,478
		Series - 2016 CD1 (Class ASB)
5,000,000	i	CFCRE Commercial Mortgage Trust		3.502	11/10/49	4,999,920
		Series - 2016 C6 (Class AM)
263,688		Citicorp Mortgage Securities, Inc		5.500	07/25/35	260,720
		Series - 2005 4 (Class 1A7)
5,000,000		Citigroup Commercial Mortgage Trust		3.003	05/10/49	5,023,647
		Series - 2016 C1 (Class AAB)
20,000,000	g	COMM Mortgage Trust		2.841	08/15/45	20,047,586
		Series - 2012 CR2 (Class A3)
1,151,295	g,i	COMM Mortgage Trust		4.793	08/10/46	1,217,437
		Series - 2013 CR10 (Class B)
5,000,000		COMM Mortgage Trust		4.199	03/10/47	5,176,951
		Series - 2014 UBS2 (Class AM)
3,092,577	i	COMM Mortgage Trust		4.959	03/10/47	3,185,535
		Series - 2014 UBS2 (Class C)
5,000,000		COMM Mortgage Trust		3.828	07/15/47	5,204,197
		Series - 2014 CR18 (Class A5)
2,452,500	i	COMM Mortgage Trust		4.456	07/15/47	2,553,040
		Series - 2014 CR18 (Class B)
2,700,000		COMM Mortgage Trust		3.917	10/10/47	2,823,357
		Series - 2014 LC17 (Class A5)
2,200,000	i	COMM Mortgage Trust		3.926	03/10/48	2,223,807
		Series - 2015 CR22 (Class B)
5,000,000	g,i	COMM Mortgage Trust		4.118	03/10/48	4,731,477
		Series - 2015 CR22 (Class D)
1,555,500	i	COMM Mortgage Trust		4.118	03/10/48	1,590,088
		Series - 2015 CR22 (Class C)
6,000,000	g,i	COMM Mortgage Trust		3.685	05/10/48	5,980,894
		Series - 2015 CR23 (Class CMD)
2,000,000		COMM Mortgage Trust		3.801	05/10/48	2,048,241
		Series - 2015 CR23 (Class AM)
4,000,000	i	COMM Mortgage Trust		4.252	05/10/48	3,822,114
		Series - 2015 CR23 (Class D)
2,500,000	i	COMM Mortgage Trust		3.463	08/10/48	2,188,482
		Series - 2015 CR24 (Class D)
1,190,000		COMM Mortgage Trust		3.696	08/10/48	1,231,332
		Series - 2015 CR24 (Class A5)
2,500,000	i	COMM Mortgage Trust		4.379	08/10/48	2,580,725
		Series - 2015 CR24 (Class C)
9,044,000		COMM Mortgage Trust		2.972	10/10/49	9,009,010
		Series - 2016 COR1 (Class ASB)
5,000,000		COMM Mortgage Trust		4.181	05/10/51	5,303,953
		Series - 2018 COR3 (Class ASB)
1,465,000	i	Connecticut Avenue Securities	LIBOR 1 M + 2.600%	5.086	05/25/24	1,535,873
		Series - 2014 C02 (Class 1M2)
6,909,691	i	Connecticut Avenue Securities	LIBOR 1 M + 3.000%	5.486	07/25/24	7,335,289
		Series - 2014 C03 (Class 1M2)
1,746,694	i	Connecticut Avenue Securities	LIBOR 1 M + 5.000%	7.486	11/25/24	1,949,412
		Series - 2014 C04 (Class 2M2)
753,425	i	Connecticut Avenue Securities	LIBOR 1 M + 0.950%	3.436	10/25/29	754,747
		Series - 2017 C03 (Class 1M1)
5,256,679	i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	3.336	11/25/29	5,262,757
		Series - 2017 C04 (Class 2M1)
204

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$3,227,535	i	Connecticut Avenue Securities	LIBOR 1 M + 0.600%	3.086%	07/25/30	$3,220,163
		Series - 2018 C01 (Class 1M1)
4,834,291	i	Connecticut Avenue Securities	LIBOR 1 M + 0.680%	3.166	10/25/30	4,832,229
		Series - 2018 C03 (Class 1M1)
52,038	i	Connecticut Avenue Securities	LIBOR 1 M + 0.750%	3.236	12/25/30	52,032
		Series - 2018 C04 (Class 2M1)
6,644,910	i	Connecticut Avenue Securities	LIBOR 1 M + 0.720%	3.206	01/25/31	6,643,244
		Series - 2018 C05 (Class 1M1)
1,230,000	i	Connecticut Avenue Securities	LIBOR 1 M + 2.100%	4.586	03/25/31	1,214,263
		Series - 2018 C06 (Class 2M2)
270,858	g,i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	3.336	07/25/31	270,946
		Series - 2019 R01 (Class 2M1)
175,000	g,i	Connecticut Avenue Securities	LIBOR 1 M + 2.450%	4.936	07/25/31	175,219
		Series - 2019 R01 (Class 2M2)
993,039	g,i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	3.336	08/25/31	993,732
		Series - 2019 R02 (Class 1M1)
220,669		Countrywide Alternative Loan Trust		5.000	04/25/20	216,937
		Series - 2005 6CB (Class 2A1)
613,261	i	Countrywide Alternative Loan Trust	LIBOR 1 M + 0.230%	2.718	07/20/35	592,171
		Series - 2005 24 (Class 4A1)
589,645	i	Countrywide Home Loan Mortgage Pass Through Trust		4.267	11/20/34	594,795
		Series - 2004 HYB6 (Class A2)
77,008		Countrywide Home Loan Mortgage Pass Through Trust		5.250	09/25/35	74,187
		Series - 2005 17 (Class 1A10)
9,400,914	g,i	CSMC Trust		3.500	02/25/48	9,175,089
		Series - 2018 J1 (Class A11)
4,000,000		DBJPM		3.539	05/10/49	4,032,740
		Series - 2016 C1 (Class AM)
2,083,000	g,i	DBUBS Mortgage Trust		5.339	08/10/44	2,182,520
		Series - 2011 LC3A (Class B)
3,631,715	g,i	Flagstar Mortgage Trust		3.500	03/25/47	3,631,857
		Series - 2017 1 (Class 1A5)
6,616,290	g,i	Flagstar Mortgage Trust		4.000	05/25/48	6,686,493
		Series - 2018 3INV (Class A3)
1,371,853	g,i	Flagstar Mortgage Trust		4.000	09/25/48	1,370,365
		Series - 2018 5 (Class A11)
2,864,000	i	GE Capital Commercial Mortgage Corp		5.941	11/10/45	2,856,851
		Series - 2005 C4 (Class B)
14,346,000	i	GS Mortgage Securities Corp II		3.978	03/10/51	15,095,019
		Series - 2018 GS9 (Class AAB)
650,772		GSR Mortgage Loan Trust		6.000	01/25/35	663,667
		Series - 2005 1F (Class 3A3)
2,729,439	i	HarborView Mortgage Loan Trust	LIBOR 1 M + 0.620%	3.102	08/19/45	2,662,320
		Series - 2005 11 (Class 2A1A)
146,373	i	Impac CMB Trust	LIBOR 1 M + 0.660%	3.146	03/25/35	143,578
		Series - 2004 11 (Class 2A1)
1,700,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		4.003	01/15/46	1,683,653
		Series - 2013 C13 (Class D)
205

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$310,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.399%	07/15/46	$323,633
		Series - 2011 C4 (Class C)
10,000,000		JP Morgan Chase Commercial Mortgage Securities Trust		2.713	08/15/49	9,928,324
		Series - 2016 JP2 (Class ASB)
5,000,000		JP Morgan Chase Commercial Mortgage Securities Trust		3.379	09/15/50	5,078,247
		Series - 2017 JP7 (Class A3)
13,032,985	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.160%	2.646	06/25/37	12,784,870
		Series - 2007 CH5 (Class A1)
856,507	i	JP Morgan Mortgage Trust		4.628	11/25/33	877,965
		Series - 2006 A2 (Class 5A3)
1,746,300	g,i	JP Morgan Mortgage Trust		3.623	12/25/44	1,745,079
		Series - 2015 1 (Class B1)
496,632	g,i	JP Morgan Mortgage Trust		3.500	05/25/45	489,802
		Series - 2015 3 (Class A19)
1,667,462	g,i	JP Morgan Mortgage Trust		3.500	10/25/45	1,648,325
		Series - 2015 6 (Class A13)
1,011,335	g,i	JP Morgan Mortgage Trust		3.500	05/25/46	996,819
		Series - 2016 1 (Class A13)
8,874,614	g,i	JP Morgan Mortgage Trust		3.500	01/25/47	8,880,506
		Series - 2017 1 (Class A3)
1,552,385	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	1,553,416
		Series - 2017 2 (Class A5)
1,241,559	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	1,228,371
		Series - 2017 2 (Class A13)
1,140,789	g,i	JP Morgan Mortgage Trust		3.500	08/25/47	1,141,546
		Series - 2017 3 (Class 1A5)
2,100,607	g,i	JP Morgan Mortgage Trust		3.500	09/25/48	2,102,001
		Series - 2018 3 (Class A5)
6,035,091	g,i	JP Morgan Mortgage Trust		3.500	10/25/48	6,039,098
		Series - 2018 5 (Class A5)
7,519,238	g,i	JP Morgan Mortgage Trust		3.000	12/25/48	7,402,043
		Series - 2017 6 (Class A6)
8,835,564	g,i	JP Morgan Mortgage Trust		3.500	12/25/48	8,841,431
		Series - 2018 6 (Class 1A3)
1,891,822	g,i	JP Morgan Mortgage Trust		4.000	01/25/49	1,892,040
		Series - 2018 8 (Class A13)
2,233,337	g,i	JP Morgan Mortgage Trust		4.000	02/25/49	2,240,722
		Series - 2018 9 (Class A13)
4,900,052	g,i	JP Morgan Mortgage Trust		4.000	05/25/49	4,924,150
		Series - 2019 1 (Class A15)
1,000,000		JPMBB Commercial Mortgage Securities Trust		3.657	09/15/47	1,025,214
		Series - 2014 C23 (Class ASB)
5,000,000		JPMBB Commercial Mortgage Securities Trust		3.634	02/15/48	5,073,416
		Series - 2015 C27 (Class AS)
1,000,000	i	JPMBB Commercial Mortgage Securities Trust		4.344	02/15/48	1,016,184
		Series - 2015 C27 (Class C)
5,450,000		JPMBB Commercial Mortgage Securities Trust		3.227	10/15/48	5,500,176
		Series - 2015 C28 (Class A4)
9,250,000		JPMBB Commercial Mortgage Securities Trust		3.576	03/15/49	9,510,000
		Series - 2016 C1 (Class A5)
206

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$675,260		Lehman Mortgage Trust		5.500%	11/25/35	$628,547
		Series - 2005 1 (Class 2A4)
3,259,857	i	ML-CFC Commercial Mortgage Trust		5.501	03/12/51	3,261,845
		Series - 2007 6 (Class AM)
1,942,118	g	Morgan Stanley Bank of America Merrill Lynch Trust		4.750	12/15/46	2,039,504
		Series - 2014 C19 (Class LNC3)
12,304,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.249	02/15/48	12,460,690
		Series - 2015 C20 (Class A4)
925,000		Morgan Stanley Bank of America Merrill Lynch Trust		4.160	02/15/48	950,847
		Series - 2015 C20 (Class B)
2,927,900	i	Morgan Stanley Capital I Trust	LIBOR 1 M + 0.705%	3.191	02/25/35	2,921,434
		Series - 2005 WMC2 (Class M3)
42,830	i	Morgan Stanley Capital I Trust		5.389	11/12/41	42,671
		Series - 2006 HQ10 (Class AJ)
10,000,000		Morgan Stanley Capital I Trust		2.606	08/15/49	9,853,624
		Series - 2016 UB11 (Class ASB)
1,897,980	i	Morgan Stanley Capital I Trust		6.113	12/12/49	1,429,756
		Series - 2007 IQ16 (Class AJFX)
1,628,632	i	Option One Mortgage Loan Trust	LIBOR 1 M + 0.795%	3.281	05/25/34	1,588,770
		Series - 2004 2 (Class M1)
1,133,384	g,i	Sequoia Mortgage Trust		3.500	06/25/46	1,120,263
		Series - 2016 1 (Class A19)
5,605,402	g,i	Sequoia Mortgage Trust		3.500	11/25/46	5,615,283
		Series - 2016 3 (Class A10)
4,207,695	g,i	Sequoia Mortgage Trust		3.500	02/25/47	4,215,748
		Series - 2017 1 (Class A4)
3,142,264	g,i	Sequoia Mortgage Trust		3.500	02/25/47	3,100,266
		Series - 2017 2 (Class A19)
11,518,677	g,i	Sequoia Mortgage Trust		3.500	04/25/47	11,584,080
		Series - 2017 3 (Class A4)
3,175,530	g,i	Sequoia Mortgage Trust		3.500	04/25/47	3,134,629
		Series - 2017 3 (Class A19)
12,329,721	g,i	Sequoia Mortgage Trust		3.500	08/25/47	12,342,131
		Series - 2017 5 (Class A4)
5,526,799	g,i	Sequoia Mortgage Trust		3.500	02/25/48	5,452,273
		Series - 2018 2 (Class A19)
2,540,528	g,h,i	Sequoia Mortgage Trust		3.500	03/25/48	2,525,344
		Series - 2018 3 (Class A1)
1,573,422	g,i	Sequoia Mortgage Trust		4.000	06/25/48	1,591,226
		Series - 2018 CH2 (Class A21)
766,450	g,i	Shellpoint Co-Originator Trust		3.500	11/25/46	764,452
		Series - 2016 1 (Class 1A10)
3,899,174	g,i	Shellpoint Co-Originator Trust		3.500	04/25/47	3,885,504
		Series - 2017 1 (Class A4)
3,955,271	g,h,i	Shellpoint Co-Originator Trust		3.500	10/25/47	3,938,552
		Series - 2017 2 (Class A1)
505,467	i	Structured Adjustable Rate Mortgage Loan Trust	LIBOR 1 M + 0.340%	2.826	08/25/35	503,698
		Series - 2005 16XS (Class A1)
207

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$3,200,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 4.650%	7.136%	10/25/28	$3,571,629
		Series - 2016 DNA2 (Class M3)
170,573	i	STACR	LIBOR 1 M + 1.200%	3.686	07/25/29	171,297
		Series - 2017 DNA1 (Class M1)
2,756,391	i	STACR	LIBOR 1 M + 1.200%	3.686	10/25/29	2,771,079
		Series - 2017 DNA2 (Class M1)
2,045,704	i	STACR	LIBOR 1 M + 0.750%	3.236	03/25/30	2,044,434
		Series - 2017 DNA3 (Class M1)
1,602,734	g,i	STACR		3.819	05/25/48	1,601,167
		Series - 2018 SPI2 (Class M1)
3,565,873	g,i	STACR		4.167	08/25/48	3,590,696
		Series - 2018 SPI3 (Class M1)
2,895,600	g	VSE VOI Mortgage LLC		4.020	02/20/36	2,935,509
		Series - 2018 A (Class C)
1,717,564	i	Wachovia Bank Commercial Mortgage Trust		5.876	05/15/46	1,727,732
		Series - 2007 C34 (Class AJ)
3,000,000	i	Wachovia Bank Commercial Mortgage Trust		5.951	05/15/46	3,020,760
		Series - 2007 C34 (Class B)
1,695,000	i	Wachovia Bank Commercial Mortgage Trust		5.951	05/15/46	1,711,950
		Series - 2007 C34 (Class C)
6,673,006	i	Wachovia Bank Commercial Mortgage Trust		5.748	04/15/47	6,646,490
		Series - 2007 C31 (Class F)
5,000,000		Wells Fargo Commercial Mortgage Trust		3.540	05/15/48	5,118,369
		Series - 2015 C28 (Class A4)
4,950,000	i	Wells Fargo Commercial Mortgage Trust		3.767	07/15/58	5,139,929
		Series - 2015 NXS2 (Class A5)
3,000,000	i	WFRBS Commercial Mortgage Trust		3.714	03/15/45	3,035,914
		Series - 2013 C11 (Class B)
1,000,000		WFRBS Commercial Mortgage Trust		3.553	05/15/45	1,008,190
		Series - 2013 C13 (Class B)
9,027,000		WFRBS Commercial Mortgage Trust		3.607	11/15/47	9,274,880
		Series - 2014 C24 (Class A5)
		TOTAL OTHER MORTGAGE BACKED				468,495,730

		TOTAL STRUCTURED ASSETS				789,205,600
		(Cost $792,178,326)

		TOTAL BONDS				3,968,182,490
		(Cost $3,943,580,467)

SHARES		COMPANY
COMMON STOCKS - 0.1%

ENERGY - 0.1%
38,800		Peabody Energy Corp				1,099,204
70,170	*	Tidewater, Inc				1,627,242
		TOTAL ENERGY				2,726,446

		TOTAL COMMON STOCKS				2,726,446
		(Cost $1,863,393)
208

TIAA-CREF FUNDS - Bond Plus Fund

SHARES			COMPANY	RATE	MATURITY DATE	VALUE
RIGHTS / WARRANTS - 0.0%

ENERGY - 0.0%
	12,977		Tidewater, Inc			$324,814
			TOTAL ENERGY			324,814

			TOTAL RIGHTS / WARRANTS			324,814
			(Cost $270,181)

PRINCIPAL			ISSUER
SHORT-TERM INVESTMENTS - 5.4%

GOVERNMENT AGENCY DEBT - 0.6%
	$25,000,000		Federal Home Loan Bank (FHLB)	2.250%	04/01/19	25,000,000
			TOTAL GOVERNMENT AGENCY DEBT			25,000,000

TREASURY DEBT - 4.8%
EGP	83,250,000	j	Egypt Treasury Bill	0.000	03/03/20	4,155,150
	$36,440,000		United States Treasury Bill	2.383	04/02/19	36,437,596
	7,200,000		United States Treasury Bill	2.419	04/04/19	7,198,583
	93,100,000		United States Treasury Bill	2.427	04/16/19	93,007,240
	9,000,000		United States Treasury Bill	2.416	04/23/19	8,986,800
	29,100,000		United States Treasury Bill	2.395	04/30/19	29,044,033
	28,300,000		United States Treasury Bill	2.235	05/28/19	28,194,985
			TOTAL TREASURY DEBT			207,024,387

			TOTAL SHORT-TERM INVESTMENTS			232,024,387
			(Cost $231,970,042)

			TOTAL INVESTMENTS - 100.2%			4,300,906,907
			(Cost $4,279,065,083)
			OTHER ASSETS & LIABILITIES, NET - (0.2)%			(6,791,386)
			NET ASSETS - 100.0%			$4,294,115,521

			Abbreviation(s):
	DOP		Dominican Republic Peso
	EGP		Egyptian Pound
	EUR		Euro
	JPY		Japanese Yen
	LIBOR		London Interbank Offered Rate
	M		Month
	REIT		Real Estate Investment Trust
	UYU		Uruguayan Peso
209

TIAA-CREF FUNDS - Bond Plus Fund

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
‡	Perpetual security
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2019, the aggregate value of these securities was $962,635,717 or 22.4% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
o	Payment in Kind Bond
q	In default

Bilateral cross currency swap contracts outstanding as of March 31, 2019 were as follows (see Note 3):

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity date	Notional amount		Value	Upfront premiums paid (received)	Unrealized appreciation (depreciation)
USD		Fixed semi-annual 1.940%	JP Morgan Securities	04/15/19	USD	20,664,870	$78,929	$(51,598)	$130,527
JPY	Fixed semi-annual 0.100%				JPY	2,300,000,000

Abbreviation(s):
JPY	Japanese Yen

Centrally cleared credit default swap contracts outstanding as of March 31, 2019 were as follows (see Note 3):

PURCHASED

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity date	Notional amount	(1)	Variation margin	Unrealized appreciation (depreciation)
CDX-NAHYS31V3-5Y Index	5.000%	Credit event as specified in contract	Citigroup Global Markets	12/20/23	$25,000,000		$(102,724)	$(231,929)
CDX-NAHYS31V3-5Y Index	5.000	Credit event as specified in contract	Citigroup Global Markets	12/20/23	25,000,000		(102,731)	(228,350)
CDX-NAHYS31V3-5Y Index	5.000	Credit event as specified in contract	Citigroup Global Markets	12/20/23	25,000,000		(102,783)	(197,947)
CDX-NAHYS31V3-5Y Index	5.000	Credit event as specified in contract	Citigroup Global Markets	12/20/23	25,000,000		(102,750)	(216,929)
CDX-NAHYS31V3-5Y Index	5.000	Credit event as specified in contract	Citigroup Global Markets	12/20/23	25,000,000		(102,884)	(140,411)
Total							$(513,872)	$(1,015,565)

(1) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

210

TIAA-CREF FUNDS - 5-15 Year Laddered Tax-Exempt Bond Fund

TIAA-CREF FUNDS

5-15 YEAR LADDERED TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2019

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
LONG-TERM MUNICIPAL BONDS - 94.6%

ALABAMA - 1.8%
$500,000		City of Birmingham AL	5.000%	12/01/29	$614,280
500,000		City of Birmingham AL	5.000	12/01/30	608,675
630,000		County of Mobile AL	5.000	02/01/34	760,448
2,395,000		University of South Alabama	5.000	11/01/31	2,779,134
		TOTAL ALABAMA			4,762,537

ALASKA - 1.3%
500,000		Alaska Municipal Bond Bank Authority	5.000	12/01/31	574,460
2,570,000		Borough of Matanuska-Susitna AK	5.000	09/01/25	3,028,617
		TOTAL ALASKA			3,603,077

ARIZONA - 0.3%
200,000		City of Phoenix Civic Improvement Corp	5.000	07/01/24	232,900
200,000		City of Phoenix Civic Improvement Corp	5.000	07/01/25	237,888
190,000		Pinal County Electric District No 3	5.000	07/01/33	221,289
		TOTAL ARIZONA			692,077

ARKANSAS - 0.5%
1,000,000		City of Fort Smith AR Water & Sewer Revenue	5.000	10/01/32	1,212,480
		TOTAL ARKANSAS			1,212,480

CALIFORNIA - 5.3%
365,000		California Educational Facilities Authority	5.000	12/01/29	441,212
1,510,000		California Health Facilities Financing Authority	5.000	09/01/33	1,769,720
715,000	g	California School Finance Authority	5.000	08/01/25	817,881
225,000	g	California Statewide Communities Development Authority	5.000	12/01/28	260,314
2,000,000		City of Los Angeles Department of Airports	5.000	05/15/27	2,394,920
1,715,000		Elk Grove Finance Authority	5.000	09/01/30	1,930,524
1,250,000		Golden State Tobacco Securitization Corp	5.000	06/01/47	1,243,737
450,000		Palmdale Community Redevelopment Agency	5.000	09/01/25	537,170
550,000		Palmdale Community Redevelopment Agency	5.000	09/01/26	671,044
415,000		Palmdale Community Redevelopment Agency	5.000	09/01/31	494,668
750,000		San Diego Public Facilities Financing Authority	5.000	10/15/31	887,963
800,000		San Francisco City & County Redevelopment Agency	5.000	08/01/25	954,320
500,000		Santee CDC Successor Agency	5.000	08/01/27	608,225
1,000,000		State of California	5.000	09/01/24	1,172,930
		TOTAL CALIFORNIA			14,184,628
211

TIAA-CREF FUNDS - 5-15 Year Laddered Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
COLORADO - 2.4%
$1,500,000		City & County of Denver CO Airport System Revenue	5.000%	11/15/30	$1,793,505
2,155,000		Colorado Health Facilities Authority	5.000	01/01/32	2,204,587
250,000		Colorado Health Facilities Authority	5.000	12/01/41	282,195
310,000		Denver Health & Hospital Authority	5.000	12/01/28	368,667
470,000		Eagle County Airport Terminal Corp	4.000	05/01/24	514,260
1,000,000		Interlocken Metropolitan District	5.000	12/01/27	1,213,640
		TOTAL COLORADO			6,376,854

CONNECTICUT - 3.2%
1,180,000		Capital Region Development Authority	5.000	06/15/29	1,395,126
765,000		Capital Region Development Authority	5.000	06/15/33	883,965
1,250,000		City of New Haven CT	5.000	08/15/24	1,425,263
630,000		Connecticut State Health & Educational Facilities Authority	5.000	07/01/29	737,257
330,000		Connecticut State Health & Educational Facilities Authority	5.000	07/01/30	383,447
495,000		Connecticut State Health & Educational Facility Authority	5.000	07/01/27	596,673
350,000		Connecticut State Health & Educational Facility Authority	5.000	07/01/32	408,187
350,000		Connecticut State Health & Educational Facility Authority	5.000	07/01/33	406,598
2,000,000		University of Connecticut	5.000	03/15/28	2,306,820
		TOTAL CONNECTICUT			8,543,336

DISTRICT OF COLUMBIA - 0.4%
955,000		District of Columbia	5.000	04/01/27	1,162,445
		TOTAL DISTRICT OF COLUMBIA			1,162,445

FLORIDA - 4.1%
1,000,000	g	Capital Trust Agency, Inc	7.250	06/01/33	1,062,630
250,000		County of Broward FL Airport System Revenue	5.000	10/01/27	303,115
250,000		County of Broward FL Airport System Revenue	5.000	10/01/28	301,160
1,100,000		Greater Orlando Aviation Authority	5.000	10/01/26	1,314,379
175,000		Hillsborough County Aviation Authority	5.000	10/01/31	210,049
185,000		Hillsborough County Aviation Authority	5.000	10/01/32	221,195
190,000		Hillsborough County Aviation Authority	5.000	10/01/33	226,341
400,000		Hillsborough County Port District	5.000	06/01/29	469,960
1,000,000		Hillsborough County Port District	5.000	06/01/33	1,139,670
210,000		Miami-Dade County Educational Facilities Authority	5.000	04/01/28	257,216
1,375,000		Miami-Dade County Expressway Authority	5.000	07/01/31	1,617,220
2,180,000		Port St. Lucie Community Redevelopment Agency	5.000	01/01/26	2,578,024
500,000		School District of Broward County	5.000	07/01/31	585,535
105,000		Volusia County Educational Facility Authority	5.000	10/15/24	121,940
75,000		Volusia County Educational Facility Authority	5.000	10/15/25	88,745
540,000		Volusia County Educational Facility Authority	5.000	10/15/32	632,885
		TOTAL FLORIDA			11,130,064
212

TIAA-CREF FUNDS - 5-15 Year Laddered Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
GEORGIA - 2.2%
$1,000,000		City of Atlanta Department of Aviation	5.000%	01/01/24	$1,152,620
1,000,000		Dahlonega Downtown Development Authority	4.000	07/01/37	1,064,180
1,250,000		Dahlonega Downtown Development Authority	4.000	07/01/38	1,326,462
1,000,000		Dahlonega Downtown Development Authority	5.000	07/01/39	1,145,950
250,000		Georgia Municipal Association, Inc	5.000	12/01/30	301,227
1,000,000		Glynn-Brunswick Memorial Hospital Authority	5.000	08/01/47	1,108,850
		TOTAL GEORGIA			6,099,289

GUAM - 0.2%
200,000		Port Authority of Guam	5.000	07/01/29	229,674
200,000		Port Authority of Guam	5.000	07/01/30	227,710
		TOTAL GUAM			457,384

HAWAII - 2.3%
1,275,000		City & County of Honolulu HI	5.000	09/01/27	1,582,607
2,000,000		State of Hawaii	5.000	01/01/25	2,361,500
1,000,000		State of Hawaii Airports System Revenue	5.000	07/01/29	1,216,440
1,000,000		State of Hawaii Airports System Revenue	5.000	07/01/41	1,116,630
		TOTAL HAWAII			6,277,177

IDAHO - 0.2%
425,000		Idaho State Building Authority	5.000	09/01/24	498,015
		TOTAL IDAHO			498,015

ILLINOIS - 15.4%
1,500,000		Chicago Board of Education	5.000	12/01/26	1,630,125
1,500,000		Chicago Board of Education	5.000	12/01/27	1,635,375
6,000,000	g	Chicago Board of Education	1.950	12/01/30	6,000,000
500,000		Chicago Housing Authority	5.000	01/01/33	584,075
2,000,000		Chicago Midway International Airport	5.000	01/01/26	2,318,720
400,000		Chicago O’Hare International Airport	5.000	01/01/22	433,608
750,000		Chicago O’Hare International Airport	5.000	01/01/25	866,872
300,000		Chicago O’Hare International Airport	5.000	01/01/28	354,738
1,000,000		Chicago O’Hare International Airport	5.000	01/01/32	1,122,410
1,000,000		Chicago Public Building Commission	5.250	03/01/24	1,123,400
1,220,000		Chicago Transit Authority	5.250	12/01/24	1,315,672
1,000,000		Chicago Transit Authority	5.000	06/01/25	1,147,620
1,250,000	h	City of Chicago IL	5.000	01/01/29	1,409,712
1,000,000		City of Chicago IL Motor Fuel Tax Revenue	5.000	01/01/24	1,078,190
1,500,000		City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/22	1,620,585
500,000		City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/22	540,195
1,000,000		City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/25	1,142,440
1,000,000		City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/26	1,159,360
1,500,000		City of Chicago IL, GO	5.500	01/01/35	1,639,785
650,000		City of Chicago IL, GO	5.500	01/01/37	707,135
500,000		City of Chicago IL, GO	5.500	01/01/42	539,325
1,750,000		County of Cook IL	5.000	11/15/31	1,968,995
213

TIAA-CREF FUNDS - 5-15 Year Laddered Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$400,000		Illinois Finance Authority	5.000%	05/01/21	$423,040
500,000		Illinois Finance Authority	5.000	11/01/21	535,780
1,000,000		Illinois State Toll Highway Authority	5.000	01/01/25	1,173,570
2,000,000		Metropolitan Water Reclamation District of Greater Chicago	5.000	12/01/30	2,340,680
1,500,000		Sales Tax Securitization Corp	5.000	01/01/30	1,741,770
695,000		State of Illinois	5.000	06/15/24	764,590
2,000,000		State of Illinois	5.000	06/01/28	2,181,580
280,000		State of Illinois, GO	6.250	12/15/20	288,893
250,000		Village of Broadview IL	5.000	12/01/28	300,877
200,000		Village of Broadview IL	5.000	12/01/29	239,272
545,000		Village of Broadview IL	5.000	12/01/30	647,749
745,000		Village of Broadview IL	5.000	12/01/33	864,625
		TOTAL ILLINOIS			41,840,763

INDIANA - 0.4%
1,200,000		City of Rockport IN	1.480	07/01/25	1,200,000
		TOTAL INDIANA			1,200,000

IOWA - 0.2%
475,000		Iowa Higher Education Loan Authority	5.000	10/01/27	564,994
		TOTAL IOWA			564,994

KENTUCKY - 1.9%
2,000,000		Kentucky Turnpike Authority	5.000	07/01/26	2,374,240
1,250,000		Paducah Electric Plant Board	5.000	10/01/34	1,429,500
1,250,000		Paducah Electric Plant Board	5.000	10/01/35	1,409,275
		TOTAL KENTUCKY			5,213,015

LOUISIANA - 1.5%
750,000		Louisiana Local Government Environmental Facilities & Community Development Auth	5.000	10/01/27	902,273
500,000		New Orleans Aviation Board	5.000	10/01/33	589,215
1,250,000		St. Tammany Parish Hospital Service District No	5.000	07/01/33	1,474,775
1,000,000		State of Louisiana	5.000	08/01/26	1,209,780
		TOTAL LOUISIANA			4,176,043

MAINE - 0.3%
750,000	g	Finance Authority of Maine	5.375	12/15/33	778,605
		TOTAL MAINE			778,605

MASSACHUSETTS - 0.6%
1,040,000		Massachusetts Department of Transportation	5.000	01/01/32	1,064,565
500,000		Massachusetts Development Finance Agency	5.000	12/01/29	600,635
		TOTAL MASSACHUSETTS			1,665,200
214

TIAA-CREF FUNDS - 5-15 Year Laddered Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
MICHIGAN - 3.7%
$275,000		Lansing Community College	5.000%	05/01/32	$300,858
915,000		Lansing Community College	5.000	05/01/32	1,009,300
2,000,000		Michigan Finance Authority	5.000	04/01/25	2,316,640
2,000,000		Michigan Finance Authority	5.000	11/15/28	2,378,160
1,650,000		Michigan Finance Authority	5.000	07/01/44	1,764,048
1,250,000		Wayne County Airport Authority	5.000	12/01/29	1,507,438
385,000		Wayne County Airport Authority	5.000	12/01/29	473,916
		TOTAL MICHIGAN			9,750,360

MINNESOTA - 0.9%
1,055,000		City of Minneapolis MN	5.000	11/15/33	1,261,400
70,000		Duluth Economic Development Authority	5.000	02/15/33	81,285
500,000		Northern Municipal Power Agency	5.000	01/01/26	595,100
500,000		Northern Municipal Power Agency	5.000	01/01/28	588,895
		TOTAL MINNESOTA			2,526,680

MISSISSIPPI - 4.3%
4,000,000		Mississippi Business Finance Corp	1.500	12/01/30	4,000,000
1,500,000		Mississippi Development Bank	5.000	03/01/24	1,704,990
750,000		Mississippi Development Bank	5.000	04/01/24	858,247
1,250,000		Mississippi Development Bank	5.000	03/01/25	1,447,150
1,045,000		Mississippi Development Bank	5.000	03/01/26	1,230,791
1,000,000		Mississippi Development Bank	5.000	06/01/27	1,219,730
1,000,000		Mississippi Development Bank	5.000	03/01/35	1,139,680
		TOTAL MISSISSIPPI			11,600,588

MISSOURI - 2.9%
1,225,000		City of Kansas City MO	5.000	10/01/26	1,441,886
1,000,000		City of St. Louis MO Parking Revenue	5.000	12/15/25	1,173,390
1,000,000		City of St. Louis MO Parking Revenue	5.000	12/15/26	1,183,650
1,500,000	g	Kansas City Land Clearance Redevelopment Authority	5.000	02/01/40	1,564,680
450,000		St. Louis Land Clearance for Redevelopment Authority	4.000	06/01/20	459,342
1,745,000		St. Louis Municipal Finance Corp	5.000	02/15/26	2,057,250
		TOTAL MISSOURI			7,880,198

NEBRASKA - 0.1%
250,000		Omaha Airport Authority	5.000	12/15/22	278,165
		TOTAL NEBRASKA			278,165

NEVADA - 0.7%
1,000,000		Las Vegas Redevelopment Agency	5.000	06/15/26	1,178,970
625,000	g	State of Nevada Department of Business & Industry	6.950	02/15/38	640,475
		TOTAL NEVADA			1,819,445
215

TIAA-CREF FUNDS - 5-15 Year Laddered Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
NEW JERSEY - 5.3%
$1,000,000	New Jersey Economic Development Authority	5.000%	06/15/27	$1,144,910
1,000,000	New Jersey Educational Facilities Authority	5.000	07/01/27	1,200,220
1,500,000	New Jersey Sports & Exposition Authority	5.000	09/01/24	1,671,240
1,000,000	New Jersey Transportation Trust Fund Authority	5.000	06/15/29	1,142,260
765,000	New Jersey Transportation Trust Fund Authority	5.000	12/15/33	857,137
7,000,000	New Jersey Transportation Trust Fund Authority	5.000	06/15/34	7,829,010
500,000	South Jersey Port Corp	5.000	01/01/48	548,605
	TOTAL NEW JERSEY			14,393,382

NEW YORK - 3.6%
1,000,000	Brooklyn Arena Local Development Corp	5.000	07/15/25	1,149,980
1,000,000	Brooklyn Arena Local Development Corp	5.000	07/15/26	1,165,880
1,000,000	County of Nassau NY	5.000	10/01/26	1,209,510
1,475,000	Metropolitan Transportation Authority	5.000	11/15/24	1,709,112
1,000,000	Metropolitan Transportation Authority	5.000	11/15/25	1,180,420
375,000	New York Transportation Development Corp	5.000	07/01/30	417,064
1,000,000	New York Transportation Development Corp	5.000	08/01/31	1,041,520
715,000	New York Transportation Development Corp	5.000	01/01/36	820,992
1,000,000	Westchester County Local Development Corp	5.000	11/01/25	1,164,850
	TOTAL NEW YORK			9,859,328

NORTH CAROLINA - 2.5%
100,000	City of Charlotte NC Airport Revenue	5.000	07/01/24	115,094
100,000	City of Charlotte NC Airport Revenue	5.000	07/01/25	117,137
1,355,000	County of Duplin NC	5.000	04/01/27	1,606,352
240,000	North Carolina Medical Care Commission	4.000	10/01/19	241,790
1,000,000	North Carolina Medical Care Commission	5.000	12/01/26	1,204,250
2,000,000	North Carolina Medical Care Commission	5.000	06/01/34	2,068,120
200,000	North Carolina Turnpike Authority	5.000	01/01/22	215,732
1,000,000	The Charlotte-Mecklenburg Hospital Authority	5.000	01/15/26	1,193,200
	TOTAL NORTH CAROLINA			6,761,675

NORTH DAKOTA - 0.9%
1,000,000	North Dakota Housing Finance Agency	2.400	01/01/26	1,007,240
1,500,000	North Dakota Housing Finance Agency	2.410	01/01/49	1,500,000
	TOTAL NORTH DAKOTA			2,507,240

OHIO - 2.4%
1,000,000	American Municipal Power, Inc	5.000	02/15/34	1,190,310
1,000,000	City of Cleveland OH Airport System Revenue	5.000	01/01/27	1,180,780
200,000	City of Cleveland OH Income Tax Revenue	5.000	10/01/27	245,094
250,000	City of Cleveland OH Income Tax Revenue	5.000	10/01/28	306,600
240,000	City of Toledo OH	4.000	12/01/29	268,145
250,000	City of Toledo OH	4.000	12/01/30	277,263
200,000	City of Toledo OH	4.000	12/01/31	219,752
1,000,000	Cleveland-Cuyahoga County Port Authority	5.000	08/01/44	1,008,990
216

TIAA-CREF FUNDS - 5-15 Year Laddered Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,500,000		County of Miami OH	5.000%	08/01/32	$1,777,665
		TOTAL OHIO			6,474,599

OKLAHOMA - 0.9%
750,000		Oklahoma Development Finance Authority	5.000	08/15/28	888,495
1,500,000		Oklahoma Development Finance Authority	5.250	08/15/48	1,703,250
		TOTAL OKLAHOMA			2,591,745

OREGON - 1.9%
3,000,000	g	Oregon State Business Development Commission	6.500	04/01/31	2,896,050
1,000,000		Oregon State Business Development Commission	11.500	04/01/31	1,077,850
1,000,000		Tri-County Metropolitan Transportation District of Oregon	5.000	10/01/28	1,227,310
		TOTAL OREGON			5,201,210

PENNSYLVANIA - 4.1%
1,100,000		Allegheny County Higher Education Building Authority	5.000	03/01/29	1,283,689
480,000		Borough of Columbia PA	4.000	06/15/38	496,325
1,000,000	g	City of Chester PA	5.000	09/30/19	1,001,310
740,000		Coatesville School District	5.000	08/01/25	850,682
300,000		Commonwealth of Pennsylvania	5.000	07/01/24	341,589
2,000,000		Pennsylvania Economic Development Financing Authority	5.000	12/31/25	2,301,260
2,500,000		Pennsylvania State University	5.000	03/01/40	2,571,700
1,155,000		State Public School Building Authority	5.000	05/01/25	1,353,579
915,000		Township of Northampton PA	4.000	05/15/33	975,509
		TOTAL PENNSYLVANIA			11,175,643

RHODE ISLAND - 0.7%
825,000		Rhode Island Commerce Corp	5.000	06/15/27	1,004,817
810,000		Rhode Island Health & Educational Building Corp	4.000	05/15/20	830,469
		TOTAL RHODE ISLAND			1,835,286

SOUTH CAROLINA - 0.1%
250,000		Piedmont Municipal Power Agency	5.000	01/01/24	284,840
		TOTAL SOUTH CAROLINA			284,840

SOUTH DAKOTA - 0.4%
500,000		South Dakota Health & Educational Facilities Authority	5.000	11/01/24	582,070
465,000		South Dakota Health & Educational Facilities Authority	5.000	11/01/25	551,643
		TOTAL SOUTH DAKOTA			1,133,713

TENNESSEE - 0.4%
350,000		Knox County Health Educational & Housing Facility Board	5.000	04/01/20	359,195
217

TIAA-CREF FUNDS - 5-15 Year Laddered Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$755,000		Tennessee Energy Acquisition Corp	4.000%	11/01/49	$814,622
		TOTAL TENNESSEE			1,173,817

TEXAS - 8.8%
800,000		Austin Convention Enterprises, Inc	5.000	01/01/22	863,152
1,100,000		Central Texas Regional Mobility Authority	5.000	01/01/27	1,309,121
1,210,000		Central Texas Regional Mobility Authority	5.000	01/01/29	1,454,444
400,000		City of Austin TX Airport System Revenue	5.000	11/15/27	482,304
900,000		City of Austin TX Airport System Revenue	5.000	11/15/39	1,002,294
2,000,000		City of El Paso TX Airport Revenue	5.000	08/15/28	2,391,220
1,970,000		City of Houston TX	5.000	03/01/32	2,337,425
1,500,000		City of Lubbock TX	5.000	02/15/25	1,766,790
500,000		County of Galveston TX	4.000	02/01/38	537,000
550,000		Dallas County Utility & Reclamation District	5.000	02/15/26	654,599
1,105,000		Love Field Airport Modernization Corp	5.250	11/01/40	1,150,703
1,000,000		Lower Colorado River Authority	5.000	05/15/25	1,182,970
1,000,000		North Texas Tollway Authority	5.000	01/01/30	1,208,720
420,000		Port Freeport TX	5.000	06/01/28	486,755
825,000		Port Freeport TX	5.000	06/01/29	962,767
865,000		Port Freeport TX	5.000	06/01/30	1,009,083
935,000		Port Freeport TX	5.000	06/01/32	1,075,708
1,195,000		Tarrant County Cultural Education Facilities Finance Corp	1.480	11/15/33	1,195,000
1,545,000		Texas Municipal Gas Acquisition & Supply Corp III	5.000	12/15/32	1,668,492
1,000,000		University of North Texas	5.000	04/15/27	1,223,800
		TOTAL TEXAS			23,962,347

UTAH - 1.1%
475,000		Salt Lake City Corp Airport Revenue	5.000	07/01/31	568,048
1,000,000		Salt Lake City Corp Airport Revenue	5.000	07/01/32	1,190,300
1,000,000		Salt Lake City Corp Airport Revenue	5.000	07/01/33	1,186,090
		TOTAL UTAH			2,944,438

VIRGIN ISLANDS - 1.8%
2,000,000	g	Virgin Islands Public Finance Authority	5.000	09/01/25	2,223,200
2,500,000	g	Virgin Islands Public Finance Authority	5.000	09/01/33	2,688,575
		TOTAL VIRGIN ISLANDS			4,911,775

WASHINGTON - 1.1%
1,855,000	g	City of Bellingham WA Water & Sewer Revenue	1.700	08/01/19	1,855,000
1,000,000		Pend Oreille County Public Utility District No Box Canyon	5.000	01/01/29	1,167,670
		TOTAL WASHINGTON			3,022,670

WEST VIRGINIA - 1.3%
1,000,000		West Virginia Higher Education Policy Commission	5.000	07/01/27	1,220,540
750,000		West Virginia Hospital Finance Authority	5.000	01/01/29	901,725
218

TIAA-CREF FUNDS - 5-15 Year Laddered Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,215,000	West Virginia Hospital Finance Authority	5.000%	01/01/30	$1,446,579
	TOTAL WEST VIRGINIA			3,568,844

WISCONSIN - 0.2%
500,000	Public Finance Authority	5.000	09/30/49	553,675
	TOTAL WISCONSIN			553,675

	TOTAL LONG-TERM MUNICIPAL BONDS			256,649,646
	(Cost $251,099,107)

	TOTAL INVESTMENTS - 94.6%			256,649,646
	(Cost $251,099,107)
	OTHER ASSETS & LIABILITIES, NET - 5.4%			14,582,922
	NET ASSETS - 100.0%			$271,232,568

Abbreviation(s):
GO	General Obligation

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2019, the aggregate value of these securities was $21,788,720 or 8.0% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
219

TIAA-CREF FUNDS - Green Bond Fund

TIAA-CREF FUNDS

GREEN BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2019

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 4.1%

ENERGY - 2.4%
$646,874	i	TerraForm Power Operating LLC	LIBOR 1 M + 2.000%	4.500%	11/08/22	$629,894
		TOTAL ENERGY				629,894

UTILITIES - 1.7%
500,000	i	ExGen Renewables IV LLC	LIBOR 3 M + 3.000%	5.630	11/28/24	467,500
		TOTAL UTILITIES				467,500

		TOTAL BANK LOAN OBLIGATIONS				1,097,394
		(Cost $1,141,363)

BONDS - 93.2%

CORPORATE BONDS - 44.3%

BANKS - 8.6%
500,000		Bank of America Corp		2.151	11/09/20	494,961
250,000		First Abu Dhabi Bank PJSC		3.000	03/30/22	247,246
500,000		HSBC Holdings plc		3.033	11/22/23	497,579
500,000	g	ING Groep NV		4.625	01/06/26	524,849
550,000		Mitsubishi UFJ Financial Group, Inc		2.527	09/13/23	538,027
		TOTAL BANKS				2,302,662

CONSUMER SERVICES - 1.0%
260,000	i	Nature Conservancy	LIBOR 3 M + 1.080%	3.736	02/01/24	259,770
		TOTAL CONSUMER SERVICES				259,770

MATERIALS - 4.8%
500,000		Fibria Overseas Finance Ltd		5.500	01/17/27	522,380
525,000	g	Inversiones CMPC S.A.		4.375	04/04/27	527,828
250,000	g	Klabin Austria GmbH		7.000	04/03/49	249,125
		TOTAL MATERIALS				1,299,333

REAL ESTATE - 3.8%
500,000		Alexandria Real Estate Equities, Inc		4.000	01/15/24	517,382
500,000		Digital Realty Trust LP		3.950	07/01/22	513,197
		TOTAL REAL ESTATE				1,030,579

TECHNOLOGY HARDWARE & EQUIPMENT - 3.8%
500,000		Apple, Inc		2.850	02/23/23	504,525
500,000		Apple, Inc		3.000	06/20/27	498,237
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				1,002,762
220

TIAA-CREF FUNDS - Green Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
UTILITIES - 22.3%
$500,000		Avangrid, Inc		3.150%	12/01/24	$494,509
500,000	g	Azure Power Energy Ltd		5.500	11/03/22	491,308
550,000		DTE Electric Co		4.050	05/15/48	574,473
500,000		Georgia Power Co		3.250	04/01/26	489,914
500,000		Interstate Power & Light Co		4.100	09/26/28	523,113
200,000		MidAmerican Energy Co		3.650	04/15/29	208,348
500,000		MidAmerican Energy Co		3.950	08/01/47	511,077
350,000		MidAmerican Energy Co		3.650	08/01/48	340,752
150,000		NorthWestern Corp		4.176	11/15/44	153,197
529,000		Public Service Co of Colorado		3.700	06/15/28	551,910
500,000		Public Service Co of Colorado		4.100	06/15/48	527,356
245,750	g	Star Energy Geothermal Wayang Windu Ltd		6.750	04/24/33	246,267
413,907	g	Topaz Solar Farms LLC		4.875	09/30/39	405,252
500,000		Westar Energy, Inc		2.550	07/01/26	479,666
		TOTAL UTILITIES				5,997,142

		TOTAL CORPORATE BONDS				11,892,248
		(Cost $11,342,495)

GOVERNMENT BONDS - 17.3%

AGENCY SECURITIES - 3.0%
286,353	g	Genesis Solar Pass Through Trust		3.875	02/15/38	289,933
250,000		Overseas Private Investment Corp (OPIC)		3.050	06/15/35	255,225
250,000		OPIC		3.590	06/15/35	262,355
		TOTAL AGENCY SECURITIES				807,513

FOREIGN GOVERNMENT BONDS - 9.6%
500,000		International Bank for Reconstruction & Development		2.125	03/03/25	493,480
500,000	g	International Development Association		2.750	04/24/23	507,620
1,000,000		North American Development Bank		4.375	02/11/20	1,013,986
300,000	g	Perusahaan Penerbit SBSN Indonesia III		3.750	03/01/23	302,394
250,000	g	Perusahaan Penerbit SBSN Indonesia III		3.900	08/20/24	253,160
		TOTAL FOREIGN GOVERNMENT BONDS				2,570,640

MUNICIPAL BONDS - 4.7%
250,000		Erie City Water Authority		2.800	06/01/19	250,020
125,000		New York State Energy Research & Development Authority		4.577	04/01/35	125,066
105,000		New York State Environmental Facilities Corp		2.506	11/15/22	104,527
500,000	g	Ohio Air Quality Development Authority		4.500	01/15/48	520,975
250,000	i	State of California	LIBOR 1 M + 0.780%	3.270	04/01/47	251,000
		TOTAL MUNICIPAL BONDS				1,251,588

		TOTAL GOVERNMENT BONDS				4,629,741
		(Cost $4,546,516)
221

TIAA-CREF FUNDS - Green Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
STRUCTURED ASSETS - 31.6%

ASSET BACKED - 11.9%
$562,052	g	HERO Funding Trust		3.910%	09/20/42	$570,863
		Series - 2016 3A (Class A2)
133,851	g	HERO Funding Trust		4.460	09/20/47	138,227
		Series - 2017 1A (Class A2)
330,536	g	HERO Funding Trust		3.190	09/20/48	333,213
		Series - 2017 3A (Class A1)
666,031	g	HERO Funding Trust		3.950	09/20/48	680,618
		Series - 2017 3A (Class A2)
244,968	g	Sunrun Athena Issuer LLC		5.310	04/30/49	253,258
		Series - 2018 1 (Class A)
222,625	g	Tesla Auto Lease Trust		3.710	08/20/21	225,166
		Series - 2018 B (Class A)
1,000,000		Toyota Auto Receivables Owner Trust		1.520	08/16/21	993,001
		Series - 2016 B (Class A4)
		TOTAL ASSET BACKED				3,194,346

OTHER MORTGAGE BACKED - 19.7%
100,000	g	BBCMS Trust		4.498	08/10/35	106,223
		Series - 2015 SRCH (Class B)
600,000	g,i	BBCMS Trust		4.957	08/10/35	629,693
		Series - 2015 SRCH (Class D)
500,000	g	COMM Mortgage Trust		3.178	02/10/35	505,362
		Series - 2015 3BP (Class A)
275,000	g	GRACE Mortgage Trust		3.369	06/10/28	277,929
		Series - 2014 GRCE (Class A)
182,591	g	JP Morgan Chase Commercial Mortgage Securities Trust		3.093	07/05/32	184,282
		Series - 2012 HSBC (Class A)
500,000	g,i	Morgan Stanley Capital I Trust		3.402	07/13/29	504,218
		Series - 2014 CPT (Class AM)
300,000	g	Morgan Stanley Capital I Trust		2.695	01/11/32	298,674
		Series - 2013 WLSR (Class A)
1,500,000	g	OBP Depositor LLC Trust		4.646	07/15/45	1,518,169
		Series - 2010 OBP (Class A)
780,000	g,i	Wells Fargo Commercial Mortgage Trust		2.710	03/18/28	776,242
		Series - 2013 120B (Class A)
500,000	g,i	Wells Fargo Commercial Mortgage Trust	LIBOR 1 M + 0.750%	3.234	12/15/34	496,387
		Series - 2017 SMP (Class A)
		TOTAL OTHER MORTGAGE BACKED				5,297,179

		TOTAL STRUCTURED ASSETS				8,491,525
		(Cost $8,348,092)

		TOTAL BONDS				25,013,514
		(Cost $24,237,103)

SHORT-TERM INVESTMENTS - 2.5%

GOVERNMENT AGENCY DEBT - 0.6%
170,000		Federal Home Loan Bank (FHLB)		2.398	04/01/19	170,000
		TOTAL GOVERNMENT AGENCY DEBT				170,000
222

TIAA-CREF FUNDS - Green Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
TREASURY DEBT - 1.9%
$500,000	United States Treasury Bill	2.250%	04/11/19	$499,668
	TOTAL TREASURY DEBT			499,668

	TOTAL SHORT-TERM INVESTMENTS			669,668
	(Cost $669,668)

	TOTAL INVESTMENTS - 99.8%			26,780,576
	(Cost $26,048,134)
	OTHER ASSETS & LIABILITIES, NET - 0.2%			59,440
	NET ASSETS - 100.0%			$26,840,016

Abbreviation(s):
LIBOR	London Interbank Offered Rate
M	Month

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2019, the aggregate value of these securities was $11,817,235 or 44.0% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
223

TIAA-CREF FUNDS - High-Yield Fund

TIAA-CREF FUNDS

HIGH-YIELD FUND

SCHEDULE OF INVESTMENTS

March 31, 2019

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 7.1%

AUTOMOBILES & COMPONENTS - 0.2%
$8,525,139	i	Gates Global LLC	LIBOR 1 M + 2.750%	5.250%	04/01/24	$8,406,384
		TOTAL AUTOMOBILES & COMPONENTS				8,406,384

CAPITAL GOODS - 0.4%
1,637,313	i	Proampac PG Borrower LLC	LIBOR 1 and 3 M + 3.500%	5.990	11/20/23	1,578,468
4,443,835	i	Titan Acquisition Ltd	LIBOR 1 M + 3.000%	5.500	03/28/25	4,123,879
9,626,382	i	TransDigm, Inc	LIBOR 1 M + 2.500%	5.000	06/09/23	9,392,942
		TOTAL CAPITAL GOODS				15,095,289

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
14,690,101	i	Spin Holdco, Inc	LIBOR 3 M + 3.250%	6.030	11/14/22	14,260,416
745,208	i	WASH Multifamily Laundry Systems LLC	LIBOR 1 M + 7.000%	9.499	05/15/23	715,400
4,254,792	i	WASH Multifamily Laundry Systems LLC	LIBOR 1 M + 7.000%	9.500	05/15/23	4,084,600
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				19,060,416

CONSUMER SERVICES - 1.3%
7,131,447	i	Allied Universal Holdco LLC	LIBOR 1 M + 3.750%	6.250	07/28/22	6,881,847
14,962,500	i	Allied Universal Holdco LLC	Prime 3 M + 3.250%	8.500	07/28/22	14,569,734
13,275,000	i	CDS US Intermediate Holdings, Inc	LIBOR 1 and 3 M + 8.250%	10.750	07/10/23	11,798,156
9,751,313	i	KUEHG Corp	LIBOR 3 M + 3.750%	6.350	02/21/25	9,615,184
8,800,000	i	KUEHG Corp	LIBOR 3 M + 8.250%	10.851	08/16/25	8,712,000
3,678,531	i	Scientific Games International, Inc	LIBOR 1 and 2 M + 2.750%	5.250	08/14/24	3,578,695
		TOTAL CONSUMER SERVICES				55,155,616

ENERGY - 0.4%
10,845,000	i	California Resources Corp	LIBOR 1 M + 10.375%	12.870	12/31/21	11,421,195
4,825,461	i	Petrochoice Holdings, Inc	LIBOR 3 M + 5.000%	7.740	08/21/22	4,801,334
		TOTAL ENERGY				16,222,529

HEALTH CARE EQUIPMENT & SERVICES - 1.1%
9,975,000	i	Envision Healthcare Corp	LIBOR 1 M + 3.750%	6.250	10/10/25	9,318,346
6,175,000	i	Gentiva Health Services, Inc	LIBOR 1 M + 7.000%	9.500	07/02/26	6,298,500
88,359	i	Heartland Dental LLC	LIBOR 1 and 3 M + 3.750%	6.162	04/30/25	85,625
4,611,942	i	Heartland Dental LLC	LIBOR 1 M + 3.750%	6.250	04/30/25	4,469,249
23,703,125	i	RegionalCare Hospital Partners Holdings, Inc	LIBOR 1 M + 4.500%	6.980	11/16/25	23,417,976
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				43,589,696

INSURANCE - 0.4%
12,356,813	i	Acrisure LLC	LIBOR 3 M + 4.250%	6.880	11/22/23	12,261,542
224

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$5,475,000	i	Asurion LLC	LIBOR 1 M + 6.500%	9.000%	08/04/25	$5,541,138
		TOTAL INSURANCE				17,802,680

MATERIALS - 0.5%
3,821,125	i	Berlin Packaging LLC	LIBOR 1 and 3 M + 3.000%	5.610	11/07/25	3,695,028
4,750,000	i	Berry Global, Inc	LIBOR 2 M + 2.000%	4.610	10/03/22	4,714,375
7,074,403	i	Plaze, Inc	LIBOR 1 M + 3.500%	5.990	07/29/22	7,012,502
1,537,515	i	Tronox Blocked Borrower LLC	LIBOR 1 M + 3.000%	5.500	09/23/24	1,529,350
3,320,552	i	Tronox Finance LLC	LIBOR 1 M + 3.000%	5.500	09/23/24	3,302,920
		TOTAL MATERIALS				20,254,175

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
9,160,500	i	Alphabet Holding Co, Inc	LIBOR 1 M + 3.500%	6.000	09/26/24	8,479,234
1,206,625	i	PAREXEL International Corp	LIBOR 1 M + 2.750%	5.250	09/27/24	1,161,376
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				9,640,610

REAL ESTATE - 0.3%
14,551,875	i	DTZ US Borrower LLC	LIBOR 1 M + 3.250%	5.750	08/21/25	14,406,356
		TOTAL REAL ESTATE				14,406,356

RETAILING - 0.8%
15,922,381	i	Academy Ltd	LIBOR 1 M + 4.000%	6.490	07/01/22	11,416,347
10,650,000		Sally Holdings LLC		4.500	07/05/24	10,303,875
9,875,000	i	Staples, Inc	LIBOR 1 M + 4.000%	6.490	09/12/24	9,785,039
		TOTAL RETAILING				31,505,261

SOFTWARE & SERVICES - 0.5%
23,000,000	i	Dun & Bradstreet Corp	LIBOR 1 M + 5.000%	7.490	02/06/26	22,683,750
		TOTAL SOFTWARE & SERVICES				22,683,750

UTILITIES - 0.5%
3,579,552	i	ExGen Renewables IV LLC	LIBOR 3 M + 3.000%	5.630	11/28/24	3,346,881
9,800,031	i	Talen Energy Supply LLC	LIBOR 1 M + 4.000%	6.500	07/14/23	9,695,954
8,955,570	i	Vistra Operations Co LLC	LIBOR 1 M + 2.250%	4.750	12/14/23	8,879,717
		TOTAL UTILITIES				21,922,552

		TOTAL BANK LOAN OBLIGATIONS				295,745,314
		(Cost $303,377,288)

BONDS - 87.7%

CORPORATE BONDS - 87.7%

AUTOMOBILES & COMPONENTS - 1.8%
9,950,000	g	Adient Global Holdings Ltd		4.875	08/15/26	7,313,250
3,600,000	g	Allison Transmission, Inc		5.000	10/01/24	3,591,000
600,000	g	Allison Transmission, Inc		4.750	10/01/27	573,000
5,700,000	g	Dana Financing Luxembourg Sarl		5.750	04/15/25	5,700,000
7,500,000	g	Dana Financing Luxembourg Sarl		6.500	06/01/26	7,650,000
1,900,000		Dana, Inc		5.500	12/15/24	1,890,500
225

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$14,001,000	g	Gates Global LLC	6.000%	07/15/22	$14,055,744
2,875,000		Goodyear Tire & Rubber Co	5.000	05/31/26	2,741,312
1,100,000	g,o	IHO Verwaltungs GmbH	4.125	09/15/21	1,101,375
1,100,000	g,o	IHO Verwaltungs GmbH	4.500	09/15/23	1,091,750
1,100,000	g,o	IHO Verwaltungs GmbH	4.750	09/15/26	1,045,000
22,900,000	g,h	Panther BF Aggregator 2 LP	8.500	05/15/27	22,957,250
5,950,000	g	Schaeffler Finance BV	4.750	05/15/23	6,027,350
		TOTAL AUTOMOBILES & COMPONENTS			75,737,531

BANKS - 0.8%
4,400,000		Barclays plc	7.750	N/A‡	4,407,480
9,500,000		Citigroup, Inc	6.125	N/A‡	9,690,000
5,600,000	g	Credit Suisse Group AG.	6.250	N/A‡	5,589,366
7,500,000	g	Nordea Bank AB	5.500	N/A‡	7,453,125
2,250,000		Royal Bank of Scotland Group plc	6.100	06/10/23	2,390,480
4,275,000		Royal Bank of Scotland Group plc	8.625	N/A‡	4,552,875
		TOTAL BANKS			34,083,326

CAPITAL GOODS - 3.1%
3,000,000		Anixter, Inc	5.125	10/01/21	3,090,000
2,500,000		Anixter, Inc	5.500	03/01/23	2,587,500
5,000,000	g	Anixter, Inc	6.000	12/01/25	5,250,000
22,950,000	g	Beacon Escrow Corp	4.875	11/01/25	21,802,500
13,475,000	g	Cleaver-Brooks, Inc	7.875	03/01/23	12,464,375
10,015,000	g	Cloud Crane LLC	10.125	08/01/24	10,766,125
15,500,000		H&E Equipment Services, Inc	5.625	09/01/25	15,461,250
7,450,000	g	SPX FLOW, Inc	5.625	08/15/24	7,487,250
4,150,000	g	SPX FLOW, Inc	5.875	08/15/26	4,170,750
13,130,000	g	Stena AB	7.000	02/01/24	12,621,212
2,750,000	g	TransDigm UK Holdings plc	6.875	05/15/26	2,736,250
5,000,000		TransDigm, Inc	6.000	07/15/22	5,080,400
4,825,000		TransDigm, Inc	6.500	07/15/24	4,957,687
2,375,000		TransDigm, Inc	6.500	05/15/25	2,410,863
6,000,000	g	TransDigm, Inc	6.250	03/15/26	6,225,000
9,000,000	g	TransDigm, Inc	7.500	03/15/27	9,213,750
		TOTAL CAPITAL GOODS			126,324,912

COMMERCIAL & PROFESSIONAL SERVICES - 5.8%
6,851,000		ADT Corp	6.250	10/15/21	7,187,042
12,350,000	g	ADT Corp	4.875	07/15/32	10,003,500
7,250,000		AECOM	5.875	10/15/24	7,639,687
13,500,000		AECOM	5.125	03/15/27	13,044,375
2,000,000		Covanta Holding Corp	5.875	03/01/24	2,050,000
10,700,000		Covanta Holding Corp	6.000	01/01/27	10,673,250
6,898,000	g	Herc Rentals, Inc	7.500	06/01/22	7,182,542
6,216,000	g	Herc Rentals, Inc	7.750	06/01/24	6,596,730
8,675,000	g	Iron Mountain, Inc	4.875	09/15/27	8,328,000
7,475,000	g	KAR Auction Services, Inc	5.125	06/01/25	7,390,906
36,354,000	g	Prime Security Services Borrower LLC	9.250	05/15/23	38,171,700
15,700,000	g,h	Prime Security Services Borrower LLC	5.250	04/15/24	15,700,000
30,075,000	g,h	Prime Security Services Borrower LLC	5.750	04/15/26	30,075,000
2,000,000	g	Ritchie Bros Auctioneers, Inc	5.375	01/15/25	2,037,500
8,650,000		RR Donnelley & Sons Co	6.500	11/15/23	8,844,625
226

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$16,425,000		United Rentals North America, Inc	5.500%	07/15/25	$16,794,563
6,675,000		United Rentals North America, Inc	4.625	10/15/25	6,591,563
1,175,000		United Rentals North America, Inc	5.875	09/15/26	1,214,656
17,500,000		United Rentals North America, Inc	6.500	12/15/26	18,418,750
1,500,000		United Rentals North America, Inc	5.500	05/15/27	1,515,000
4,200,000		United Rentals North America, Inc	4.875	01/15/28	4,085,340
8,250,000	g	XPO Logistics, Inc	6.500	06/15/22	8,431,500
8,325,000	g	XPO Logistics, Inc	6.125	09/01/23	8,377,031
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			240,353,260

CONSUMER DURABLES & APPAREL - 2.5%
2,125,000	g	Hanesbrands, Inc	4.625	05/15/24	2,130,738
3,000,000	g	Hanesbrands, Inc	4.875	05/15/26	2,959,800
5,575,000		KB Home	7.000	12/15/21	5,965,250
1,900,000		KB Home	7.625	05/15/23	2,068,625
16,650,000		KB Home	6.875	06/15/27	17,149,500
4,000,000		Lennar Corp	4.125	01/15/22	4,030,000
16,000,000		Lennar Corp	4.500	04/30/24	16,227,200
13,150,000		Lennar Corp	5.875	11/15/24	14,037,625
12,800,000	g	LGI Homes, Inc	6.875	07/15/26	12,768,000
18,050,000	g	Mattel, Inc	6.750	12/31/25	17,756,687
3,000,000		PulteGroup, Inc	5.500	03/01/26	3,097,500
5,000,000		PulteGroup, Inc	5.000	01/15/27	4,987,500
		TOTAL CONSUMER DURABLES & APPAREL			103,178,425

CONSUMER SERVICES - 4.5%
3,425,000	g	1011778 BC ULC / New Red Finance Inc	4.250	05/15/24	3,390,750
15,000,000	g	1011778 BC ULC / New Red Finance Inc	5.000	10/15/25	14,817,000
4,000,000		Boyd Gaming Corp	6.375	04/01/26	4,140,000
6,300,000		Boyd Gaming Corp	6.000	08/15/26	6,457,500
2,800,000		Cedar Fair LP	5.375	04/15/27	2,814,000
11,000,000	g	Cott Holdings, Inc	5.500	04/01/25	11,096,250
22,800,000	g	frontdoor, Inc	6.750	08/15/26	23,313,000
3,000,000		Hilton Domestic Operating Co, Inc	4.250	09/01/24	2,994,360
8,500,000		Hilton Worldwide Finance LLC	4.625	04/01/25	8,585,000
8,035,000	g	International Game Technology	6.250	02/15/22	8,346,356
14,785,000	g	International Game Technology	6.500	02/15/25	15,376,400
4,650,000	g	International Game Technology plc	6.250	01/15/27	4,766,250
2,500,000	g	Live Nation Entertainment, Inc	4.875	11/01/24	2,515,625
11,250,000		MGM Resorts International	6.000	03/15/23	11,868,750
16,000,000	g	Penn National Gaming, Inc	5.625	01/15/27	15,560,000
4,650,000	g	Scientific Games International, Inc	5.000	10/15/25	4,557,000
6,000,000	g	ServiceMaster Co LLC	5.125	11/15/24	6,022,500
22,500,000	g	Six Flags Entertainment Corp	4.875	07/31/24	22,148,438
4,665,000		Speedway Motorsports, Inc	5.125	02/01/23	4,699,988
13,000,000	g	Wynn Las Vegas LLC	5.500	03/01/25	12,837,500
		TOTAL CONSUMER SERVICES			186,306,667

DIVERSIFIED FINANCIALS - 4.6%
14,450,000	g	Avolon Holdings Funding Ltd	5.125	10/01/23	14,702,875
3,350,000	g	Avolon Holdings Funding Ltd	5.250	05/15/24	3,450,500
4,750,000		CIT Group, Inc	5.000	08/01/23	4,981,562
2,000,000		CIT Group, Inc	5.250	03/07/25	2,128,100
227

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$900,000		CIT Group, Inc	6.125%	03/09/28	$1,001,250
831,000		General Motors Acceptance Corp LLC	8.000	11/01/31	1,022,130
10,000,000		GMAC, Inc	8.000	11/01/31	12,412,500
11,425,000		Icahn Enterprises LP	5.875	02/01/22	11,566,441
21,200,000		Icahn Enterprises LP	6.250	02/01/22	21,748,020
6,500,000		Icahn Enterprises LP	6.750	02/01/24	6,776,250
3,700,000		ING Groep NV	6.000	N/A‡	3,687,790
3,550,000	g	Lincoln Finance Ltd	7.375	04/15/21	3,619,225
4,750,000	g	Lloyds Banking Group plc	6.657	N/A‡	4,856,875
8,330,000		Navient Corp	6.625	07/26/21	8,704,850
9,500,000		Navient Corp	7.250	09/25/23	10,034,375
8,000,000		Navient Corp	6.125	03/25/24	7,990,000
7,325,000	g	Park Aerospace Holdings Ltd	5.250	08/15/22	7,507,393
12,500,000	g	Park Aerospace Holdings Ltd	4.500	03/15/23	12,437,500
12,975,000	g	Park Aerospace Holdings Ltd	5.500	02/15/24	13,461,563
27,850,000	g	Quicken Loans, Inc	5.250	01/15/28	26,074,563
10,675,000		Springleaf Finance Corp	6.125	03/15/24	10,914,974
		TOTAL DIVERSIFIED FINANCIALS			189,078,736

ENERGY - 18.0%
8,425,000		AmeriGas Partners LP	5.625	05/20/24	8,561,906
14,500,000		AmeriGas Partners LP	5.500	05/20/25	14,445,625
8,375,000		AmeriGas Partners LP	5.875	08/20/26	8,364,531
13,300,000		AmeriGas Partners LP	5.750	05/20/27	13,133,750
17,175,000	g	Antero Midstream Partners LP	5.750	03/01/27	17,432,625
12,550,000	g	Archrock Partners LP / Archrock Partners Finance Corp	6.875	04/01/27	12,797,235
2,000,000		Ashland, Inc	6.875	05/15/43	2,070,000
2,183,000		California Resources Corp	5.500	09/15/21	1,680,910
5,180,000	g	California Resources Corp	8.000	12/15/22	4,067,854
4,151,000	†	California Resources Corp	6.000	11/15/24	2,781,170
13,065,000		Calumet Specialty Products Partners LP	6.500	04/15/21	12,803,700
4,585,000		Calumet Specialty Products Partners LP	7.625	01/15/22	4,241,125
10,600,000		Calumet Specialty Products Partners LP	7.750	04/15/23	9,381,000
1,400,000		Cheniere Corpus Christi Holdings LLC	7.000	06/30/24	1,580,320
7,935,000		Cheniere Corpus Christi Holdings LLC	5.875	03/31/25	8,629,312
13,000,000	g	Cheniere Energy Partners LP	5.625	10/01/26	13,325,000
14,250,000		Chesapeake Energy Corp	7.000	10/01/24	14,214,375
10,000,000		Chesapeake Energy Corp	8.000	01/15/25	10,200,000
9,100,000		Chesapeake Energy Corp	7.500	10/01/26	8,938,930
4,750,000		Chesapeake Energy Corp	8.000	06/15/27	4,678,750
10,878,000	†	Cloud Peak Energy Resources LLC	12.000	11/01/21	1,958,040
14,845,000		Crestwood Midstream Partners LP	6.250	04/01/23	15,216,125
11,050,000		Crestwood Midstream Partners LP	5.750	04/01/25	11,326,250
3,600,000	g	Denbury Resources, Inc	9.000	05/15/21	3,501,000
4,750,000	†	Denbury Resources, Inc	5.500	05/01/22	3,301,250
525,000	†	Denbury Resources, Inc	4.625	07/15/23	331,852
14,750,000	g	Denbury Resources, Inc	7.500	02/15/24	12,592,812
10,000,000		Diamond Offshore Drilling, Inc	7.875	08/15/25	9,650,000
6,650,000		Ensco plc	7.750	02/01/26	5,610,937
11,551,000	†,g	EP Energy LLC	9.375	05/01/24	4,100,605
14,250,000	g	EP Energy LLC	7.750	05/15/26	11,613,750
29,335,000		Exterran Partners LP	6.000	04/01/21	29,312,999
228

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$11,293,000		Exterran Partners LP	6.000%	10/01/22	$11,377,697
17,900,000		Genesis Energy LP	6.500	10/01/25	17,407,750
22,500,000		Genesis Energy LP	6.250	05/15/26	21,262,500
21,175,000	g	Hess Infrastructure Partners LP	5.625	02/15/26	21,545,562
6,875,000		Murphy Oil Corp	6.875	08/15/24	7,279,041
19,800,000		Murphy Oil Corp	5.750	08/15/25	20,445,743
2,500,000		Murphy Oil USA, Inc	6.000	08/15/23	2,562,500
1,650,000		Murphy Oil USA, Inc	5.625	05/01/27	1,707,750
3,750,000		Nabors Industries, Inc	5.100	09/15/23	3,412,500
23,750,000		Nabors Industries, Inc	5.750	02/01/25	21,285,463
15,752,000		Oasis Petroleum, Inc	6.875	03/15/22	15,909,520
9,595,000		Oasis Petroleum, Inc	6.875	01/15/23	9,595,000
17,250,000	g	Oasis Petroleum, Inc	6.250	05/01/26	16,430,625
12,000,000	g	Parkland Fuel Corp	6.000	04/01/26	12,108,600
4,362,000		Precision Drilling Corp	5.250	11/15/24	4,078,470
2,850,000	g	Precision Drilling Corp	7.125	01/15/26	2,825,953
22,825,000		Range Resources Corp	5.750	06/01/21	23,167,375
1,900,000		Range Resources Corp	5.000	08/15/22	1,881,000
2,375,000		Range Resources Corp	4.875	05/15/25	2,202,812
8,250,000		SM Energy Co	6.125	11/15/22	8,250,000
1,900,000		SM Energy Co	6.750	09/15/26	1,821,625
16,000,000		SM Energy Co	6.625	01/15/27	15,200,000
9,500,000		Southwestern Energy Co	6.200	01/23/25	9,333,750
19,000,000		Southwestern Energy Co	7.500	04/01/26	19,380,000
4,750,000		Southwestern Energy Co	7.750	10/01/27	4,850,937
5,000,000		Suburban Propane Partners LP	5.500	06/01/24	4,870,500
10,200,000		Suburban Propane Partners LP	5.750	03/01/25	9,868,500
8,175,000		Suburban Propane Partners LP	5.875	03/01/27	7,745,813
6,575,000		Sunoco LP	4.875	01/15/23	6,679,543
2,500,000		Sunoco LP	5.500	02/15/26	2,475,000
2,000,000		Sunoco LP	5.875	03/15/28	1,985,000
5,000,000	g	Sunoco LP / Sunoco Finance Corp	6.000	04/15/27	5,012,500
9,825,000		Targa Resources Partners LP	5.125	02/01/25	10,021,500
11,500,000	g	Targa Resources Partners LP	5.875	04/15/26	12,155,500
2,025,000	g	Targa Resources Partners LP	6.500	07/15/27	2,184,469
10,000,000		Targa Resources Partners LP	5.000	01/15/28	9,837,500
6,250,000	g	Targa Resources Partners LP	6.875	01/15/29	6,804,687
10,000,000	g	TerraForm Power Operating LLC	5.000	01/31/28	9,650,000
15,096,375	g	Transocean Guardian Ltd	5.875	01/15/24	15,322,821
12,096,000	g	Transocean Pontus Ltd	6.125	08/01/25	12,247,200
1,900,000		Transocean, Inc	5.800	10/15/22	1,862,000
2,850,000	g	Transocean, Inc	9.000	07/15/23	3,038,813
2,575,000	g	Transocean, Inc	7.500	01/15/26	2,542,813
6,220,000		Transocean, Inc	6.800	03/15/38	4,882,700
30,000,000		USA Compression Partners LP	6.875	04/01/26	30,675,000
2,650,000	g	USA Compression Partners LP	6.875	09/01/27	2,693,063
11,750,000		Whiting Petroleum Corp	6.250	04/01/23	11,808,750
8,975,000		Whiting Petroleum Corp	6.625	01/15/26	8,795,500
1,825,000		WPX Energy, Inc	6.000	01/15/22	1,893,438
5,950,000		WPX Energy, Inc	8.250	08/01/23	6,693,750
		TOTAL ENERGY			748,912,271
229

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
FOOD & STAPLES RETAILING - 1.0%
$8,500,000		Albertsons Cos LLC	6.625%	06/15/24	$8,585,000
14,250,000		Albertsons Cos LLC	5.750	03/15/25	13,519,687
17,960,000		Ingles Markets, Inc	5.750	06/15/23	18,296,750
		TOTAL FOOD & STAPLES RETAILING			40,401,437

FOOD, BEVERAGE & TOBACCO - 0.4%
2,120,000	g	Lamb Weston Holdings, Inc	4.625	11/01/24	2,141,200
7,250,000	g	Post Holdings, Inc	5.500	03/01/25	7,331,563
2,375,000	g	Post Holdings, Inc	5.000	08/15/26	2,309,687
3,150,000	g	Post Holdings, Inc	5.750	03/01/27	3,161,813
2,500,000	g	Post Holdings, Inc	5.625	01/15/28	2,481,250
		TOTAL FOOD, BEVERAGE & TOBACCO			17,425,513

HEALTH CARE EQUIPMENT & SERVICES - 5.8%
16,000,000	g	Change Healthcare Holdings LLC	5.750	03/01/25	15,831,200
14,500,000		CHS/Community Health Systems	5.125	08/01/21	14,254,950
7,150,000		CHS/Community Health Systems	6.250	03/31/23	6,712,062
10,000,000	g	CHS/Community Health Systems	8.000	03/15/26	9,568,000
5,000,000		DaVita, Inc	5.125	07/15/24	4,937,500
14,500,000		DaVita, Inc	5.000	05/01/25	13,894,625
4,625,000		Encompass Health Corp	5.750	11/01/24	4,682,812
3,000,000		Encompass Health Corp	5.750	09/15/25	3,048,750
18,000,000	g	Enterprise Merger Sub, Inc	8.750	10/15/26	16,042,500
13,350,000		HCA, Inc	5.375	02/01/25	14,151,000
24,650,000		HCA, Inc	5.875	02/15/26	26,622,000
1,050,000		HCA, Inc	5.625	09/01/28	1,110,375
3,175,000		HCA, Inc	5.875	02/01/29	3,420,904
900,000		HCA, Inc	7.500	11/06/33	1,032,750
19,950,000	g	MEDNAX, Inc	6.250	01/15/27	20,174,438
5,000,000		MPT Operating Partnership LP	5.000	10/15/27	5,087,500
3,475,000	g,h	RegionalCare Hospital Partners Holdings, Inc	9.750	12/01/26	3,605,313
11,500,000		Tenet Healthcare Corp	8.125	04/01/22	12,372,275
15,000,000		Tenet Healthcare Corp	6.750	06/15/23	15,450,000
23,125,000		Tenet Healthcare Corp	4.625	07/15/24	23,182,813
5,000,000		Tenet Healthcare Corp	7.000	08/01/25	5,062,500
11,500,000	g	Tenet Healthcare Corp	6.250	02/01/27	11,931,250
8,900,000		Tenet Healthcare Corp	6.875	11/15/31	8,366,000
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			240,541,517

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
4,800,000	g	First Quality Finance Co, Inc	4.625	05/15/21	4,788,000
5,675,000	g	First Quality Finance Co, Inc	5.000	07/01/25	5,519,108
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			10,307,108

INSURANCE - 0.3%
10,050,000	g	Acrisure LLC	8.125	02/15/24	10,413,408
2,000,000	g	WellCare Health Plans, Inc	5.375	08/15/26	2,092,500
		TOTAL INSURANCE			12,505,908

MATERIALS - 7.3%
1,600,000	g	Alcoa Nederland Holding BV	6.750	09/30/24	1,692,000
1,600,000	g	Alcoa Nederland Holding BV	7.000	09/30/26	1,724,992
230

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,500,000	g	Alcoa Nederland Holding BV	6.125%	05/15/28	$1,545,000
4,750,000		Alcoa, Inc	5.125	10/01/24	4,873,405
1,900,000		Berry Plastics Corp	5.125	07/15/23	1,928,500
5,000,000		Blue Cube Spinco, Inc	9.750	10/15/23	5,562,500
1,800,000	g	Cemex SAB de C.V.	7.750	04/16/26	1,956,924
7,625,000		Commercial Metals Co	5.750	04/15/26	7,605,937
3,000,000		Crown Americas LLC	4.750	02/01/26	3,014,400
14,400,000	g	Eldorado Gold Corp	6.125	12/15/20	14,093,280
6,000,000	g	First Quantum Minerals Ltd	7.250	05/15/22	6,037,500
4,750,000	g	First Quantum Minerals Ltd	7.250	04/01/23	4,637,187
4,750,000	g	First Quantum Minerals Ltd	7.500	04/01/25	4,565,938
9,500,000	g	First Quantum Minerals Ltd	6.875	03/01/26	8,811,250
4,250,000	g	FMG Resources Ltd	4.750	05/15/22	4,250,000
11,400,000	g	FMG Resources Ltd	5.125	03/15/23	11,457,000
5,000,000		Freeport-McMoRan, Inc	3.875	03/15/23	4,928,050
9,250,000		Freeport-McMoRan, Inc	4.550	11/14/24	9,065,000
3,100,000		Freeport-McMoRan, Inc	5.400	11/14/34	2,821,000
14,250,000		Freeport-McMoRan, Inc	5.450	03/15/43	12,468,893
6,650,000	g	GCP Applied Technologies, Inc	5.500	04/15/26	6,766,375
9,000,000	g	INEOS Group Holdings S.A.	5.625	08/01/24	8,977,500
5,175,000	g	James Hardie International Finance DAC	4.750	01/15/25	5,097,375
12,250,000	g	James Hardie International Finance DAC	5.000	01/15/28	11,851,875
1,250,000		Kaiser Aluminum Corp	5.875	05/15/24	1,284,375
40,000,000	g	Nova Chemicals Corp	4.875	06/01/24	39,300,000
3,500,000	g	NV Chemicals Corp	5.250	08/01/23	3,517,500
16,000,000	g	OCI NV	6.625	04/15/23	16,568,896
6,450,000		Olin Corp	5.125	09/15/27	6,522,563
11,250,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	11,783,250
9,500,000	g	Standard Industries, Inc	5.500	02/15/23	9,666,250
2,000,000	g	Standard Industries, Inc	5.000	02/15/27	1,935,600
9,475,000	g	Starfruit Finco BV	8.000	10/01/26	9,569,750
3,000,000		Steel Dynamics, Inc	4.125	09/15/25	2,932,500
9,000,000	g	Trinseo Materials Operating S.C.A	5.375	09/01/25	8,527,500
18,800,000	g	Tronox Finance plc	5.750	10/01/25	17,437,000
22,750,000	g	Tronox, Inc	6.500	04/15/26	21,712,600
4,749,000	g	Versum Materials, Inc	5.500	09/30/24	4,992,386
		TOTAL MATERIALS			301,482,051

MEDIA & ENTERTAINMENT - 10.4%
3,550,000	g	Altice Financing S.A.	6.625	02/15/23	3,629,875
28,175,000	g	Altice France S.A.	8.125	02/01/27	28,456,750
7,500,000		AMC Entertainment Holdings, Inc	5.875	02/15/22	7,621,875
1,600,000		AMC Entertainment Holdings, Inc	5.875	11/15/26	1,444,000
7,475,000		AMC Entertainment Holdings, Inc	6.125	05/15/27	6,755,531
10,000,000		AMC Entertainment, Inc	5.750	06/15/25	9,348,000
10,615,000	g	CBS Radio, Inc	7.250	11/01/24	10,561,925
10,725,000	g	CCO Holdings LLC	4.000	03/01/23	10,714,811
20,900,000		CCO Holdings LLC	5.750	01/15/24	21,448,625
20,000,000	g	CCO Holdings LLC	5.875	04/01/24	20,902,200
4,750,000	g	CCO Holdings LLC	5.375	05/01/25	4,904,375
6,650,000	g	CCO Holdings LLC	5.125	05/01/27	6,691,562
10,075,000		Cinemark USA, Inc	4.875	06/01/23	10,244,260
2,010,000		Clear Channel Worldwide Holdings, Inc	6.500	11/15/22	2,057,737
231

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$9,500,000		CSC Holdings LLC	6.750%	11/15/21	$10,153,125
10,850,000	g	CSC Holdings LLC	5.500	04/15/27	11,079,477
29,250,000	g	CSC Holdings LLC	7.500	04/01/28	31,342,838
4,350,000	g	CSC Holdings LLC	6.500	02/01/29	4,630,031
4,030,000		DISH DBS Corp	5.000	03/15/23	3,627,000
28,500,000		DISH DBS Corp	7.750	07/01/26	24,795,000
7,500,000	g	DISH Network Corp	2.375	03/15/24	6,186,534
13,860,000		DISH Network Corp	3.375	08/15/26	11,774,072
12,275,000	g	EMI Music Publishing Group North America Holdings, Inc	7.625	06/15/24	13,011,500
7,525,000	g	EW Scripps Co	5.125	05/15/25	7,167,563
13,175,000	g	Gray Escrow, Inc	7.000	05/15/27	13,998,438
14,990,000	g	Gray Television, Inc	5.125	10/15/24	15,027,475
11,600,000	g	Gray Television, Inc	5.875	07/15/26	11,805,320
5,000,000		Lamar Media Corp	5.750	02/01/26	5,225,000
5,600,000	g	Lions Gate Capital Holdings LLC	6.375	02/01/24	5,866,000
10,325,000	g	Lions Gate Capital Holdings LLC	5.875	11/01/24	10,634,750
14,710,000		Meredith, Corp	6.875	02/01/26	15,482,275
12,223,000	g	Neptune Finco Corp	10.875	10/15/25	14,111,454
11,875,000	g	Nielsen Finance LLC	5.000	04/15/22	11,756,250
4,750,000	g	Numericable Group S.A.	6.250	05/15/24	4,785,625
19,150,000	g	Numericable-SFR S.A.	7.375	05/01/26	18,767,000
1,350,000		Outfront Media Capital LLC	5.625	02/15/24	1,385,437
8,100,000	g	Sirius XM Radio, Inc	5.375	07/15/26	8,241,750
3,375,000	g	Tegna, Inc	5.500	09/15/24	3,408,750
4,325,000	g	Univision Communications, Inc	5.125	05/15/23	4,108,750
9,100,000	g	Univision Communications, Inc	5.125	02/15/25	8,474,375
3,425,000	g	Virgin Media Secured Finance plc	5.500	01/15/25	3,484,938
6,000,000	g	Virgin Media Secured Finance plc	5.250	01/15/26	6,037,500
		TOTAL MEDIA & ENTERTAINMENT			431,149,753

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.6%
3,900,000	g	Bausch Health Cos, Inc	5.750	08/15/27	3,997,500
1,800,000	g	Endo Dac	5.875	10/15/24	1,766,250
4,100,000	g	Endo Finance LLC	6.000	02/01/25	2,972,500
6,875,000	g	Mallinckrodt International Finance S.A.	5.750	08/01/22	6,462,500
3,342,000		Mallinckrodt International Finance S.A.	4.750	04/15/23	2,623,470
4,750,000	g	Mallinckrodt International Finance S.A.	5.625	10/15/23	3,942,500
1,900,000	g	Mallinckrodt International Finance S.A.	5.500	04/15/25	1,482,000
16,400,000	g	Par Pharmaceutical, Inc	7.500	04/01/27	16,625,500
5,000,000		Teva Pharmaceutical Finance Netherlands III BV	2.800	07/21/23	4,462,797
7,900,000		Teva Pharmaceutical Finance Netherlands III BV	6.000	04/15/24	7,930,173
13,975,000		Teva Pharmaceutical Finance Netherlands III BV	6.750	03/01/28	14,099,708
17,600,000	g	Valeant Pharmaceuticals International, Inc	5.500	03/01/23	17,685,008
4,750,000	g	Valeant Pharmaceuticals International, Inc	9.000	12/15/25	5,159,925
4,750,000	g	Valeant Pharmaceuticals International, Inc	9.250	04/01/26	5,197,925
11,700,000	g	Valeant Pharmaceuticals International, Inc	8.500	01/31/27	12,402,000
17,825,000	g	VRX Escrow Corp	5.875	05/15/23	18,003,250
23,600,000	g	VRX Escrow Corp	6.125	04/15/25	23,364,000
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			148,177,006
232

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
REAL ESTATE - 0.7%
$3,975,000		Equinix, Inc	5.875%	01/15/26	$4,187,464
25,300,000	g	WeWork Cos, Inc	7.875	05/01/25	23,276,000
		TOTAL REAL ESTATE			27,463,464

RETAILING - 3.2%
14,475,000		Asbury Automotive Group, Inc	6.000	12/15/24	14,886,814
1,675,000		CDW LLC	5.000	09/01/25	1,716,875
3,000,000	†	JC Penney Corp, Inc	6.375	10/15/36	1,050,000
6,650,000		L Brands, Inc	5.250	02/01/28	5,926,812
6,650,000		L Brands, Inc	6.875	11/01/35	5,743,937
9,550,000		L Brands, Inc	6.750	07/01/36	8,022,000
5,400,000	g	Lithia Motors, Inc	5.250	08/01/25	5,427,000
8,977,000		Men’s Wearhouse, Inc	7.000	07/01/22	8,842,345
5,670,000		Penske Automotive Group, Inc	5.375	12/01/24	5,641,650
9,145,000		Penske Automotive Group, Inc	5.500	05/15/26	9,007,825
24,800,000	†,g	PetSmart, Inc	7.125	03/15/23	18,476,000
7,725,000	g	PetSmart, Inc	5.875	06/01/25	6,469,688
5,000,000	†,g	PetSmart, Inc	8.875	06/01/25	3,737,500
5,000,000		Sonic Automotive, Inc	5.000	05/15/23	4,800,000
2,650,000		Sonic Automotive, Inc	6.125	03/15/27	2,404,875
28,100,000	g	Staples, Inc	8.500	09/15/25	30,629,000
		TOTAL RETAILING			132,782,321

SOFTWARE & SERVICES - 2.6%
15,725,000	g	Banff Merger Sub, Inc	9.750	09/01/26	15,253,250
5,000,000		NCR Corp	5.875	12/15/21	5,084,000
5,000,000		NCR Corp	5.000	07/15/22	4,987,500
4,750,000		NCR Corp	6.375	12/15/23	4,883,855
8,500,000	g	Nielsen Co Luxembourg SARL	5.000	02/01/25	8,191,875
16,400,000	g	Open Text Corp	5.875	06/01/26	17,138,000
14,900,000	g	Refinitiv US Holdings	8.250	11/15/26	14,620,625
16,475,000	g	Refinitiv US Holdings, Inc	6.250	05/15/26	16,701,531
3,900,000	g	Sabre GLBL, Inc	5.375	04/15/23	3,986,502
2,000,000	g	Sabre GLBL, Inc	5.250	11/15/23	2,040,000
9,300,000	g	SS&C Technologies, Inc	5.500	09/30/27	9,393,000
4,275,000	g	Symantec Corp	5.000	04/15/25	4,282,790
2,000,000	g	WEX, Inc	4.750	02/01/23	1,995,000
		TOTAL SOFTWARE & SERVICES			108,557,928

TECHNOLOGY HARDWARE & EQUIPMENT - 1.0%
8,925,000	g	CommScope Finance LLC	8.250	03/01/27	9,259,687
4,500,000	g	CommScope, Inc	5.500	06/15/24	4,405,950
23,700,000	g	CommScope, Inc	6.000	06/15/25	23,041,140
6,575,000	g	Dell International LLC	7.125	06/15/24	6,971,981
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			43,678,758

TELECOMMUNICATION SERVICES - 5.4%
16,900,000	g	Altice Luxembourg S.A.	7.750	05/15/22	16,878,875
6,000,000		CenturyLink, Inc	6.450	06/15/21	6,247,500
17,300,000		CenturyLink, Inc	5.800	03/15/22	17,667,625
16,400,000		CenturyLink, Inc	7.500	04/01/24	17,343,000
3,800,000		CenturyLink, Inc	7.650	03/15/42	3,334,500
4,550,000		CenturyTel, Inc	7.600	09/15/39	3,992,625
233

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$26,575,000	g	Frontier Communications Corp	8.500%	04/01/26	$24,681,531
17,700,000	g	Frontier Communications Corp	8.000	04/01/27	18,275,250
4,750,000		Level 3 Financing, Inc	5.375	01/15/24	4,838,350
9,600,000		Level 3 Financing, Inc	5.250	03/15/26	9,576,000
13,007,000		Sprint Capital Corp	6.875	11/15/28	12,502,979
6,900,000		Sprint Corp	7.875	09/15/23	7,245,000
10,450,000		Sprint Corp	7.625	02/15/25	10,659,000
9,500,000		Sprint Corp	7.625	03/01/26	9,642,500
9,300,000	g	Telecom Italia S.p.A	5.303	05/30/24	9,346,500
6,950,000		T-Mobile USA, Inc	6.375	03/01/25	7,237,035
22,000,000		T-Mobile USA, Inc	5.125	04/15/25	22,522,500
3,600,000	g	ViaSat, Inc	5.625	04/15/27	3,663,396
20,000,000		Vodafone Group plc	7.000	04/04/79	20,328,362
		TOTAL TELECOMMUNICATION SERVICES			225,982,528

TRANSPORTATION - 1.7%
14,500,000	g	Bombardier, Inc	6.000	10/15/22	14,626,875
16,825,000	g	Bombardier, Inc	6.125	01/15/23	17,056,344
10,200,000	g	Bombardier, Inc	7.500	03/15/25	10,506,000
8,050,000	g	Bombardier, Inc	7.875	04/15/27	8,301,562
6,345,000	g	Hertz Corp	7.625	06/01/22	6,494,107
3,075,000		Hertz Corp	6.250	10/15/22	2,905,875
3,325,000	g	Hertz Corp	5.500	10/15/24	2,788,844
1,800,000	g	Meccanica Holdings USA, Inc	7.375	07/15/39	1,894,500
6,150,000		United Continental Holdings, Inc	4.250	10/01/22	6,167,282
		TOTAL TRANSPORTATION			70,741,389

UTILITIES - 3.0%
11,800,000		AES Corp	4.500	03/15/23	11,918,000
6,750,000		AES Corp	5.500	04/15/25	7,003,125
22,125,000	g	Calpine Corp	5.250	06/01/26	22,014,375
9,125,000	g	Clearway Energy Operating LLC	5.750	10/15/25	9,159,219
5,300,000	g	NextEra Energy Operating Partners LP	4.250	09/15/24	5,260,250
7,000,000		NRG Energy, Inc	6.250	05/01/24	7,218,750
10,625,000		NRG Energy, Inc	5.750	01/15/28	11,262,500
18,500,000	g	Talen Energy Supply LLC	10.500	01/15/26	19,277,000
19,600,000	g	Vistra Operations Co LLC	5.625	02/15/27	20,359,500
13,250,000	g	Waste Pro USA, Inc	5.500	02/15/26	12,753,125
		TOTAL UTILITIES			126,225,844

		TOTAL CORPORATE BONDS			3,641,397,653
		(Cost $3,667,374,266)

		TOTAL BONDS			3,641,397,653
		(Cost $3,667,374,266)

SHARES		COMPANY
COMMON STOCKS - 1.2%

DIVERSIFIED FINANCIALS - 0.6%
174,562		iShares iBoxx $ High Yield Corporate Bond ETF			15,094,376
273,276		SPDR Barclays High Yield Bond ETF			9,829,738
		TOTAL DIVERSIFIED FINANCIALS			24,924,114
234

TIAA-CREF FUNDS - High-Yield Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE
ENERGY - 0.6%
443,017		Peabody Energy Corp			$12,550,672
470,582	*	Tidewater, Inc			10,912,796
		TOTAL ENERGY			23,463,468

		TOTAL COMMON STOCKS			48,387,582
		(Cost $39,636,810)

RIGHTS / WARRANTS - 0.1%

ENERGY - 0.1%
86,863		Tidewater, Inc			2,174,181
		TOTAL ENERGY			2,174,181

		TOTAL RIGHTS / WARRANTS			2,174,181
		(Cost $1,808,488)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 4.8%

GOVERNMENT AGENCY DEBT - 0.2%
$7,000,000		Federal Home Loan Bank (FHLB)	2.250%	04/01/19	7,000,000
		TOTAL GOVERNMENT AGENCY DEBT			7,000,000

TREASURY DEBT - 4.6%
19,355,000		United States Treasury Bill	2.370	04/02/19	19,353,723
68,950,000		United States Treasury Bill	2.372	04/09/19	68,913,418
43,700,000		United States Treasury Bill	2.414	04/11/19	43,671,012
15,850,000		United States Treasury Bill	2.399	04/16/19	15,834,208
25,000,000		United States Treasury Bill	2.415	04/23/19	24,963,333
20,300,000		United States Treasury Bill	2.374	04/25/19	20,268,332
		TOTAL TREASURY DEBT			193,004,026

		TOTAL SHORT-TERM INVESTMENTS			200,004,026
		(Cost $200,003,384)

		TOTAL INVESTMENTS - 100.9%			4,187,708,756
		(Cost $4,212,200,236)
		OTHER ASSETS & LIABILITIES, NET - (0.9)%			(35,673,314)
		NET ASSETS - 100.0%			$4,152,035,442

Abbreviation(s):
ETF	Exchange Traded Fund
LIBOR	London Interbank Offered Rate
M	Month
SPDR	Standard & Poor’s Depositary Receipts
235

TIAA-CREF FUNDS - High-Yield Fund

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
‡	Perpetual security
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2019, the aggregate value of these securities was $2,012,994,710 or 48.5% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
o	Payment in Kind Bond
236

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

TIAA-CREF FUNDS

INFLATION-LINKED BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2019

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
GOVERNMENT BONDS - 99.3%

AGENCY SECURITIES - 1.4%
$4,287,500		Crowley Conro LLC	4.181%	08/15/43	$4,582,550
2,244,567		HNA LLC	2.369	09/18/27	2,225,106
8,825,000		Montefiore Medical Center	2.895	04/20/32	8,712,109
3,500,000		Private Export Funding Corp (PEFCO)	2.300	09/15/20	3,496,343
3,000,000		PEFCO	3.250	06/15/25	3,099,450
4,605,263		Reliance Industries Ltd	2.444	01/15/26	4,585,263
3,000,000		Ukraine Government AID Bonds	1.847	05/29/20	2,987,604
15,000,000		Ukraine Government AID Bonds	1.471	09/29/21	14,696,925
		TOTAL AGENCY SECURITIES			44,385,350

MORTGAGE BACKED - 0.9%
12,239,928		Government National Mortgage Association (GNMA)	3.600	09/15/31	12,451,191
6,008,285		GNMA	3.700	10/15/33	6,134,574
1,718,402		GNMA	3.380	07/15/35	1,720,456
1,602,049		GNMA	3.870	10/15/36	1,652,342
5,790,546		GNMA	3.940	03/15/37	6,022,429
		TOTAL MORTGAGE BACKED			27,980,992

U.S. TREASURY SECURITIES - 97.0%
97,268,500	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/20	96,650,954
97,630,473	k	United States Treasury Inflation Indexed Bonds	1.250	07/15/20	99,074,900
115,153,199	k	United States Treasury Inflation Indexed Bonds	1.125	01/15/21	116,632,297
148,677,200	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/21	147,518,663
119,416,311	k	United States Treasury Inflation Indexed Bonds	0.625	07/15/21	120,490,923
123,450,895	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/22	122,485,043
183,705,400	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/22	181,842,778
136,813,750	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/22	136,121,712
109,044,000	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/23	107,835,220
129,703,680	k	United States Treasury Inflation Indexed Bonds	0.625	04/15/23	130,649,578
136,816,075	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/23	137,200,227
106,522,613	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/24	107,579,698
107,592,030	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/24	106,282,778
111,580,350	k	United States Treasury Inflation Indexed Bonds	0.250	01/15/25	110,435,141
101,953,969	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/25	113,254,427
116,750,700	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/25	116,702,789
92,157,360	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/26	93,234,234
59,039,526	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	65,149,957
80,853,080	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/26	79,115,081
91,172,375	k	United States Treasury Inflation Indexed Bonds	0.375	01/15/27	90,397,020
41,197,285	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/27	47,118,484
76,656,030	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/27	76,112,130
237

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$121,937,800	k	United States Treasury Inflation Indexed Bonds	0.500%	01/15/28	$121,719,209
76,322,677	k	United States Treasury Inflation Indexed Bonds	1.750	01/15/28	84,327,294
49,897,356	k	United States Treasury Inflation Indexed Bonds	3.625	04/15/28	63,365,846
30,081,300	k	United States Treasury Inflation Indexed Bonds	0.750	07/15/28	30,767,502
82,735,230	k	United States Treasury Inflation Indexed Bonds	0.875	01/15/29	85,440,743
37,736,981	k	United States Treasury Inflation Indexed Bonds	2.500	01/15/29	44,744,994
102,562,647	k	United States Treasury Inflation Indexed Bonds	3.875	04/15/29	135,543,459
3,545,025	k	United States Treasury Inflation Indexed Bonds	3.375	04/15/32	4,778,773
10,000,000		United States Treasury Note	2.500	01/31/21	10,036,719
7,500,000		United States Treasury Note	2.500	02/15/22	7,557,129
10,000,000		United States Treasury Note	2.625	02/15/29	10,194,531
		TOTAL U.S. TREASURY SECURITIES			3,000,360,233

		TOTAL GOVERNMENT BONDS			3,072,726,575
		(Cost $3,043,727,955)

SHORT-TERM INVESTMENTS - 0.0%

GOVERNMENT AGENCY DEBT - 0.0%
550,000		Federal Home Loan Bank (FHLB)	2.250	04/01/19	550,000
		TOTAL GOVERNMENT AGENCY DEBT			550,000

		TOTAL SHORT-TERM INVESTMENTS			550,000
		(Cost $550,000)

		TOTAL INVESTMENTS - 99.3%			3,073,276,575
		(Cost $3,044,277,955)
		OTHER ASSETS & LIABILITIES, NET - 0.7%			21,027,687
		NET ASSETS - 100.0%			$3,094,304,262

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Futures contracts outstanding as of March 31, 2019 were as follows (see Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
US 10 Year Note (CBT)	(250)	06/19/19	$(30,589,216)	$(31,054,687)	$(465,471)
238

TIAA-CREF FUNDS - Short Duration Impact Bond Fund

TIAA-CREF FUNDS

SHORT DURATION IMPACT BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2019

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 4.1%

ENERGY - 2.4%
$646,874	i	TerraForm Power Operating LLC	LIBOR 1 M + 2.000%	4.500%	11/08/22	$629,894
		TOTAL ENERGY				629,894

UTILITIES - 1.7%
500,000	i	ExGen Renewables IV LLC	LIBOR 3 M + 3.000%	5.630	11/28/24	467,500
		TOTAL UTILITIES				467,500

		TOTAL BANK LOAN OBLIGATIONS				1,097,394
		(Cost $1,141,363)

BONDS - 95.5%

CORPORATE BONDS - 44.2%

AUTOMOBILES & COMPONENTS - 2.8%
500,000	g	Harley-Davidson Financial Services, Inc		2.400	09/15/19	498,427
250,000	g	Harley-Davidson Financial Services, Inc		4.050	02/04/22	252,820
		TOTAL AUTOMOBILES & COMPONENTS				751,247

BANKS - 13.5%
500,000	i	Cooperatieve Rabobank UA	LIBOR 3 M + 0.430%	3.195	04/26/21	501,408
500,000	i	Cooperatieve Rabobank UA	LIBOR 3 M + 0.480%	3.263	01/10/23	496,104
500,000		HSBC Holdings plc		3.033	11/22/23	497,579
500,000	i	M&T Bank Corp	LIBOR 3 M + 0.680%	3.445	07/26/23	499,351
500,000	i	Regions Bank	LIBOR 3 M + 0.380%	2.972	04/01/21	496,935
350,000	i	Regions Bank	LIBOR 3 M + 0.500%	3.188	08/13/21	348,214
500,000		Toronto-Dominion Bank		1.850	09/11/20	494,634
300,000		Zions Bancorp NA		3.350	03/04/22	302,594
		TOTAL BANKS				3,636,819

CAPITAL GOODS - 5.7%
500,000		Air Lease Corp		3.875	07/03/23	505,667
500,000		CNH Industrial Capital LLC		4.200	01/15/24	513,419
500,000		Trimble, Inc		4.150	06/15/23	509,047
		TOTAL CAPITAL GOODS				1,528,133

CONSUMER SERVICES - 1.0%
260,000	i	Nature Conservancy	LIBOR 3 M + 1.080%	3.736	02/01/24	259,769
		TOTAL CONSUMER SERVICES				259,769

DIVERSIFIED FINANCIALS - 0.9%
250,000		Century Housing Corp		3.995	11/01/21	250,810
		TOTAL DIVERSIFIED FINANCIALS				250,810
239

TIAA-CREF FUNDS - Short Duration Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
ENERGY - 2.8%
$250,000	g	Greenko Dutch BV		4.875%	07/24/22	$246,085
500,000	g,i	Phillips 66	LIBOR 3 M + 0.750%	3.537	04/15/20	500,172
		TOTAL ENERGY				746,257

MATERIALS - 1.9%
500,000		International Flavors & Fragrances, Inc		3.400	09/25/20	503,066
		TOTAL MATERIALS				503,066

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.7%
500,000	i	GlaxoSmithKline Capital plc	LIBOR 3 M + 0.350%	3.043	05/14/21	501,235
500,000	i	Zoetis, Inc	LIBOR 3 M + 0.440%	3.084	08/20/21	496,480
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				997,715

REAL ESTATE - 1.9%
500,000		Alexandria Real Estate Equities, Inc		4.000	01/15/24	517,382
		TOTAL REAL ESTATE				517,382

SOFTWARE & SERVICES - 1.9%
500,000		Microsoft Corp		2.400	02/06/22	499,577
		TOTAL SOFTWARE & SERVICES				499,577

TELECOMMUNICATION SERVICES - 1.9%
500,000	i	Verizon Communications, Inc	LIBOR 3 M + 1.000%	3.615	03/16/22	507,500
		TOTAL TELECOMMUNICATION SERVICES				507,500

TRANSPORTATION - 1.9%
500,000	i	United Parcel Service, Inc	LIBOR 3 M + 0.380%	3.074	05/16/22	501,025
		TOTAL TRANSPORTATION				501,025

UTILITIES - 4.3%
250,000	g	Azure Power Energy Ltd		5.500	11/03/22	245,654
300,000	g	Korea Hydro & Nuclear Power Co Ltd		3.750	07/25/23	309,134
100,000	i	Sempra Energy	LIBOR 3 M + 0.250%	3.037	07/15/19	99,856
500,000		Southern Power Co		1.950	12/15/19	496,707
		TOTAL UTILITIES				1,151,351

		TOTAL CORPORATE BONDS				11,850,651
		(Cost $11,738,234)

GOVERNMENT BONDS - 26.5%

AGENCY SECURITIES - 2.8%
500,000	†	NCUA Guaranteed Notes		3.450	06/12/21	508,300
250,000		United States Department of Housing and Urban Development		2.618	08/01/23	250,398
		TOTAL AGENCY SECURITIES				758,698

FOREIGN GOVERNMENT BONDS - 9.4%
500,000	g	International Development Association		2.750	04/24/23	507,620
250,000	i	Korea Development Bank International Bond	LIBOR 3 M + 0.725%	3.520	07/06/22	251,001

240

TIAA-CREF FUNDS - Short Duration Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$250,000	g	Nederlandse Waterschapsbank NV		3.125%	12/05/22	$256,357
1,000,000		North American Development Bank		4.375	02/11/20	1,013,986
500,000	g	Perusahaan Penerbit SBSN Indonesia III		3.750	03/01/23	503,990
		TOTAL FOREIGN GOVERNMENT BONDS				2,532,954

MUNICIPAL BONDS - 1.3%
100,000	h	County of Saline AR		3.550	06/01/42	101,268
250,000		Erie City Water Authority		2.800	06/01/19	250,020
		TOTAL MUNICIPAL BONDS				351,288

U.S. TREASURY SECURITIES - 13.0%
750,000		United States Treasury Note		2.500	01/31/21	752,754
840,000		United States Treasury Note		2.500	02/15/22	846,398
1,850,000		United States Treasury Note		2.625	12/31/23	1,882,375
		TOTAL U.S. TREASURY SECURITIES				3,481,527

		TOTAL GOVERNMENT BONDS				7,124,467
		(Cost $7,044,891)

STRUCTURED ASSETS - 24.8%

ASSET BACKED - 6.7%
562,052	g	HERO Funding Trust		3.910	09/20/42	570,863
		Series - 2016 3A (Class A2)
222,625	g	Tesla Auto Lease Trust		3.710	08/20/21	225,166
		Series - 2018 B (Class A)
1,000,000		Toyota Auto Receivables Owner Trust		1.520	08/16/21	993,001
		Series - 2016 B (Class A4)
		TOTAL ASSET BACKED				1,789,030

OTHER MORTGAGE BACKED - 18.1%
250,000	g,i	DBUBS Mortgage Trust		5.532	07/10/44	259,132
		Series - 2011 LC2A (Class D)
275,000	g	GRACE Mortgage Trust		3.369	06/10/28	277,929
		Series - 2014 GRCE (Class A)
200,000		GS Mortgage Securities Trust		2.922	05/10/49	200,951
		Series - 2016 GS2 (Class AAB)
500,000	g,i	Morgan Stanley Capital I Trust		3.402	07/13/29	504,217
		Series - 2014 CPT (Class AM)
300,000	g	Morgan Stanley Capital I Trust		2.695	01/11/32	298,674
		Series - 2013 WLSR (Class A)
250,000	g,i	Morgan Stanley Capital I Trust		5.376	09/15/47	259,488
		Series - 2011 C1 (Class D)
1,500,000	g	OBP Depositor LLC Trust		4.646	07/15/45	1,518,169
		Series - 2010 OBP (Class A)
780,000	g,i	Wells Fargo Commercial Mortgage Trust		2.710	03/18/28	776,242
		Series - 2013 120B (Class A)
500,000	g,i	Wells Fargo Commercial Mortgage Trust	LIBOR 1 M + 0.750%	3.234	12/15/34	496,387
		Series - 2017 SMP (Class A)
250,000	g,i	WFRBS Commercial Mortgage Trust		5.174	02/15/44	257,138
		Series - 2011 C2 (Class B)
		TOTAL OTHER MORTGAGE BACKED				4,848,327
241

TIAA-CREF FUNDS - Short Duration Impact Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
	TOTAL STRUCTURED ASSETS			$6,637,357
	(Cost $6,603,358)

	TOTAL BONDS			25,612,475
	(Cost $25,386,483)

SHORT-TERM INVESTMENTS - 0.7%

GOVERNMENT AGENCY DEBT - 0.7%
$190,000	Federal Home Loan Bank (FHLB)	2.250%	04/01/19	190,000
	TOTAL GOVERNMENT AGENCY DEBT			190,000

	TOTAL SHORT-TERM INVESTMENTS			190,000
	(Cost $190,000)

	TOTAL INVESTMENTS - 100.3%			26,899,869
	(Cost $26,717,846)
	OTHER ASSETS & LIABILITIES, NET - (0.3)%			(72,116)
	NET ASSETS - 100.0%			$26,827,753

Abbreviation(s):
LIBOR	London Interbank Offered Rate
M	Month

†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2019, the aggregate value of these securities was $8,763,664 or 32.7% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

242

TIAA-CREF FUNDS - Short-Term Bond Fund

TIAA-CREF FUNDS

SHORT-TERM BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2019

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 2.5%

CAPITAL GOODS - 0.1%
$1,268,874	i	AECOM	LIBOR 1 M + 1.750%	4.250%	03/13/25	$1,242,304
784,000	i	American Builders & Contractors Supply Co, Inc	LIBOR 1 M + 2.000%	4.500	10/31/23	763,052
		TOTAL CAPITAL GOODS				2,005,356

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
890,246	i	Aramark Services, Inc	LIBOR 1 M + 1.750%	4.250	03/28/24	882,181
1,965,000	i	Clean Harbors, Inc	LIBOR 1 M + 1.750%	4.250	06/28/24	1,958,122
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				2,840,303

CONSUMER DURABLES & APPAREL - 0.1%
2,487,437	i	Hanesbrands, Inc	LIBOR 1 M + 1.750%	4.240	12/16/24	2,476,045
173,688	i	Samsonite IP Holdings Sarl	LIBOR 1 M + 1.750%	4.250	04/25/25	171,155
		TOTAL CONSUMER DURABLES & APPAREL				2,647,200

CONSUMER SERVICES - 0.2%
1,943,891	i	Hilton Worldwide Finance LLC	LIBOR 1 M + 1.750%	4.240	10/25/23	1,939,032
415,477	i	Prime Security Services Borrower LLC	LIBOR 1 M + 2.750%	5.250	05/02/22	410,649
1,990,000	i	Wyndham Hotels & Resorts, Inc	LIBOR 1 M + 1.750%	4.250	05/30/25	1,961,702
		TOTAL CONSUMER SERVICES				4,311,383

FOOD & STAPLES RETAILING - 0.2%
3,071,879	i	YUM! Brands	LIBOR 1 M + 1.750%	4.230	04/03/25	3,047,549
		TOTAL FOOD & STAPLES RETAILING				3,047,549

HEALTH CARE EQUIPMENT & SERVICES - 0.2%
2,788,790	i	DaVita HealthCare Partners, Inc	LIBOR 1 M + 2.750%	5.250	06/24/21	2,784,440
618,285	i	HCA, Inc	LIBOR 1 M + 1.750%	4.249	03/18/23	617,413
990,000	i	HCA, Inc	LIBOR 1 M + 2.000%	4.500	03/13/25	988,456
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				4,390,309

MATERIALS - 0.0%
183,289	i	WR Grace & Co-Conn	LIBOR 3 M + 1.750%	4.350	04/03/25	180,463
314,211	i	WR Grace & Co-Conn	LIBOR 3 M + 1.750%	4.351	04/03/25	309,365
		TOTAL MATERIALS				489,828

MEDIA & ENTERTAINMENT - 0.6%
1,403,244	i	AMC Entertainment, Inc	LIBOR 1 M + 2.250%	4.730	12/15/22	1,401,490
3,538,997	i	Charter Communications Operating LLC	LIBOR 1 M + 2.000%	4.500	04/30/25	3,512,454
2,927,696	i	CSC Holdings LLC	LIBOR 1 M + 2.250%	4.730	07/17/25	2,840,393
1,334,602	i	Nielsen Finance LLC	LIBOR 1 M + 2.000%	4.490	10/04/23	1,308,657
2,475,000	i	Outfront Media Capital LLC	LIBOR 1 M + 2.000%	4.490	03/18/24	2,458,764
274,571	i	Univision Communications, Inc	LIBOR 1 M + 2.750%	5.250	03/15/24	258,286
		TOTAL MEDIA & ENTERTAINMENT				11,780,044
243

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
$947,378	i	Quintiles IMS, Inc	LIBOR 3 M + 2.000%	4.600%	03/07/24	$942,442
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				942,442

RETAILING - 0.2%
3,875,251	i	Avis Budget Car Rental LLC	LIBOR 1 M + 2.000%	4.500	02/13/25	3,788,058
969,773	i	PetSmart, Inc	LIBOR 1 M + 3.000%	5.490	03/11/22	868,558
		TOTAL RETAILING				4,656,616

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
1,462,500	i	Versum Materials, Inc	LIBOR 3 M + 2.000%	4.600	09/29/23	1,457,630
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				1,457,630

SOFTWARE & SERVICES - 0.3%
1,042,125	i	IQVIA, Inc	LIBOR 1 M + 1.750%	4.250	06/11/25	1,029,963
2,066,962	i	Leidos, Inc	LIBOR 1 M + 1.750%	4.250	08/22/25	2,058,570
1,915,750	i	Open Text Corp	LIBOR 1 M + 1.750%	4.250	05/30/25	1,906,574
		TOTAL SOFTWARE & SERVICES				4,995,107

TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
381,425	i	CommScope, Inc	LIBOR 1 M + 2.000%	4.500	12/29/22	380,353
994,962	i	Dell International LLC	LIBOR 1 M + 2.000%	4.500	09/07/23	982,913
924,651	i	Sensata Technologies BV	LIBOR 1 M + 1.750%	4.250	10/14/21	926,463
992,481	i	Western Digital Corp	LIBOR 1 M + 1.750%	4.250	04/29/23	964,771
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				3,254,500

TRANSPORTATION - 0.1%
1,939,394	i	American Airlines, Inc	LIBOR 1 M + 2.000%	4.490	10/10/21	1,922,735
		TOTAL TRANSPORTATION				1,922,735

UTILITIES - 0.1%
974,937	i	NRG Energy, Inc	LIBOR 1 M + 1.750%	4.250	06/30/23	962,643
		TOTAL UTILITIES				962,643

		TOTAL BANK LOAN OBLIGATIONS				49,703,645
		(Cost $50,378,389)

BONDS - 92.6%

CORPORATE BONDS - 25.5%

AUTOMOBILES & COMPONENTS - 0.1%
3,000,000	g	Hyundai Capital America		3.250	09/20/22	2,983,573
		TOTAL AUTOMOBILES & COMPONENTS				2,983,573

BANKS - 10.5%
3,575,000	g	Banco del Estado de Chile		2.668	01/08/21	3,530,348
2,500,000	g	Banco do Brasil SA/Cayman		4.750	03/20/24	2,508,750
2,000,000	g	Banco Internacional del Peru SAA Interbank		3.375	01/18/23	1,987,700
750,000	g	Banco Santander Mexico S.A.		4.125	11/09/22	757,875
244

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$11,850,000	g	Bank Nederlandse Gemeenten NV		2.500%	02/28/20	$11,848,021
3,500,000		Bank of America Corp		2.250	04/21/20	3,481,551
1,925,000		Bank of America Corp		2.151	11/09/20	1,905,600
5,000,000		Bank of America Corp		2.369	07/21/21	4,967,097
10,000,000		Bank of America Corp		2.328	10/01/21	9,908,200
9,000,000	g	Bank of Montreal		2.500	01/11/22	8,954,316
3,000,000		BB&T Corp		2.150	02/01/21	2,972,275
4,000,000	g	BNG Bank NV		3.125	11/08/21	4,074,052
5,000,000	g	BNG Bank NV		3.000	09/20/23	5,119,329
3,970,000	g	BNG Bank NV		2.625	02/27/24	4,006,900
10,000,000		CitiBank NA		1.850	09/18/19	9,960,353
5,000,000		CitiBank NA		2.100	06/12/20	4,963,893
5,000,000		CitiBank NA		2.125	10/20/20	4,958,137
3,000,000		Citizens Bank NA		2.250	10/30/20	2,974,766
10,000,000	g	Dexia Credit Local S.A.		2.875	01/29/22	10,097,130
4,000,000	g	Dexia Credit Local S.A.		2.375	09/20/22	3,973,566
5,000,000	g	DNB Boligkreditt AS.		2.000	05/28/20	4,964,850
5,000,000	g	DNB Boligkreditt AS.		3.250	06/28/23	5,122,595
2,000,000		Fifth Third Bank		2.200	10/30/20	1,983,968
1,500,000		Huntington National Bank		2.375	03/10/20	1,494,800
7,500,000		JPMorgan Chase & Co		2.750	06/23/20	7,504,575
5,000,000		JPMorgan Chase & Co		3.207	04/01/23	5,032,254
19,000,000		JPMorgan Chase Bank NA		3.086	04/26/21	19,052,213
5,000,000		KeyBank NA		3.300	02/01/22	5,086,000
2,000,000	g	NBK SPC Ltd		2.750	05/30/22	1,970,788
6,050,000		PNC Bank NA		2.450	11/05/20	6,026,475
5,000,000		Royal Bank of Canada		2.150	10/26/20	4,966,844
10,000,000	g	Royal Bank of Canada		3.350	10/22/21	10,181,590
2,500,000		Santander UK plc		2.125	11/03/20	2,472,045
3,000,000	g	State Bank of India		4.000	01/24/22	3,041,331
4,000,000		Sumitomo Mitsui Banking Corp		2.092	10/18/19	3,985,516
2,000,000		SunTrust Banks, Inc		2.500	05/01/19	1,999,543
3,000,000		Toronto-Dominion Bank		1.850	09/11/20	2,967,805
1,000,000	g	Turkiye Is Bankasi		5.375	10/06/21	925,970
2,100,000	g,i	United Overseas Bank Ltd	LIBOR 3 M + 0.480%	3.252	04/23/21	2,103,042
3,000,000		US Bank NA		2.050	10/23/20	2,976,135
2,275,000		Wells Fargo Bank NA		3.325	07/23/21	2,290,164
3,000,000		Wells Fargo Bank NA		3.625	10/22/21	3,056,842
5,000,000		Westpac Banking Corp		1.600	08/19/19	4,980,462
2,000,000	g	Yapi ve Kredi Bankasi AS.		6.100	03/16/23	1,804,206
		TOTAL BANKS				208,939,872

CAPITAL GOODS - 1.1%
3,000,000	g	Adani Ports & Special Economic Zone Ltd		3.950	01/19/22	3,008,580
5,000,000		Caterpillar Financial Services Corp		3.150	09/07/21	5,057,958
3,200,000	g	Gold Fields Orogen Holding BVI Ltd		4.875	10/07/20	3,236,000
5,000,000		John Deere Capital Corp		3.125	09/10/21	5,057,000
1,750,000		Johnson Controls International plc		3.750	12/01/21	1,778,784
800,000	g	Molex Electronic Technologies LLC		2.878	04/15/20	798,635
1,125,000		Rockwell Collins, Inc		1.950	07/15/19	1,122,155
850,000		United Technologies Corp		3.350	08/16/21	861,534
		TOTAL CAPITAL GOODS				20,920,646
245

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
$3,000,000		Republic Services, Inc	5.500%	09/15/19	$3,035,286
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			3,035,286

CONSUMER DURABLES & APPAREL - 0.2%
3,200,000		Lennar Corp	4.750	04/01/21	3,260,000
		TOTAL CONSUMER DURABLES & APPAREL			3,260,000

CONSUMER SERVICES - 0.1%
1,325,000		Sands China Ltd	4.600	08/08/23	1,366,415
		TOTAL CONSUMER SERVICES			1,366,415

DIVERSIFIED FINANCIALS - 4.3%
3,000,000		American Express Co	2.200	10/30/20	2,977,512
2,100,000		American Express Co	3.000	02/22/21	2,110,809
1,000,000		Ameriprise Financial, Inc	3.000	03/22/22	1,005,936
750,000		Australia & New Zealand Banking Group Ltd	2.625	05/19/22	745,585
6,160,000	g	Canadian Imperial Bank of Commerce	3.150	06/27/21	6,235,346
3,000,000		Capital One Financial Corp	2.400	10/30/20	2,983,207
2,000,000		Deutsche Bank AG.	2.700	07/13/20	1,978,506
5,000,000		Deutsche Bank AG.	4.250	02/04/21	5,019,905
1,200,000	g	Federation des Caisses Desjardins du Quebec	2.250	10/30/20	1,190,366
4,800,000		Ford Motor Credit Co LLC	2.425	06/12/20	4,737,457
4,500,000		Ford Motor Credit Co LLC	3.200	01/15/21	4,436,100
2,466,000		General Electric Capital Corp	4.625	01/07/21	2,532,113
10,000,000		General Motors Financial Co, Inc	2.450	11/06/20	9,880,661
2,000,000		Goldman Sachs Group, Inc	2.000	04/25/19	1,999,032
2,775,000		Goldman Sachs Group, Inc	1.950	07/23/19	2,768,582
9,000,000		Goldman Sachs Group, Inc	2.300	12/13/19	8,970,227
7,500,000		Morgan Stanley	2.800	06/16/20	7,506,530
3,105,609		San Clemente Leasing LLC	3.030	11/22/22	3,121,591
3,000,000		Shire Acquisitions Investments Ireland DAC	2.400	09/23/21	2,965,764
3,000,000		Unilever Capital Corp	1.800	05/05/20	2,975,158
5,000,000		Unilever Capital Corp	3.000	03/07/22	5,050,736
3,500,000		Wells Fargo & Co	2.600	07/22/20	3,495,053
		TOTAL DIVERSIFIED FINANCIALS			84,686,176

ENERGY - 1.5%
2,025,000		BP Capital Markets plc	1.676	05/03/19	2,023,218
3,000,000		Continental Resources, Inc	5.000	09/15/22	3,022,419
5,000,000		Energy Transfer Operating LP	4.500	04/15/24	5,223,977
1,825,000		Enterprise Products Operating LLC	2.800	02/15/21	1,826,318
2,000,000		EQT Corp	2.500	10/01/20	1,973,700
3,000,000		Murphy Oil Corp	6.875	08/15/24	3,176,309
2,200,000	g	Pertamina Persero PT	4.875	05/03/22	2,285,604
1,500,000		Petrobras Global Finance BV	6.250	03/17/24	1,610,625
2,000,000		Petroleos Mexicanos	5.375	03/13/22	2,038,000
1,060,000		Petroleos Mexicanos	2.000	12/20/22	1,046,555
903,500		Petroleos Mexicanos	2.378	04/15/25	897,074
2,709,000		Plains All American Pipeline LP	3.650	06/01/22	2,726,892
1,500,000	g	YPF S.A.	8.500	03/23/21	1,511,250
		TOTAL ENERGY			29,361,941
246

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
FOOD & STAPLES RETAILING - 1.0%
$3,425,000	g	CK Hutchison International 17 Ltd	2.250%	09/29/20	$3,389,586
7,700,000		CVS Health Corp	3.350	03/09/21	7,762,734
2,000,000		Kroger Co	2.600	02/01/21	1,990,208
2,875,000		SYSCO Corp	1.900	04/01/19	2,875,000
5,000,000		Wal-Mart Stores, Inc	2.350	12/15/22	4,972,670
		TOTAL FOOD & STAPLES RETAILING			20,990,198

FOOD, BEVERAGE & TOBACCO - 0.4%
2,150,000		Altria Group, Inc	3.490	02/14/22	2,184,620
2,940,000		General Mills, Inc	3.150	12/15/21	2,963,694
1,000,000	g	Lamb Weston Holdings, Inc	4.625	11/01/24	1,010,000
1,350,000		PepsiCo, Inc	1.350	10/04/19	1,341,817
1,300,000		Tyson Foods, Inc	2.250	08/23/21	1,280,045
		TOTAL FOOD, BEVERAGE & TOBACCO			8,780,176

HEALTH CARE EQUIPMENT & SERVICES - 0.7%
5,000,000		Becton Dickinson and Co	2.404	06/05/20	4,964,654
5,000,000		Cardinal Health, Inc	1.948	06/14/19	4,991,036
3,000,000		Express Scripts Holding Co	2.250	06/15/19	2,995,396
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			12,951,086

INSURANCE - 0.3%
4,025,000		Berkshire Hathaway Finance Corp	1.300	08/15/19	4,006,110
1,500,000		Marsh & McLennan Cos, Inc	2.350	09/10/19	1,498,117
		TOTAL INSURANCE			5,504,227

MATERIALS - 0.6%
5,900,000		EI du Pont de Nemours & Co	2.200	05/01/20	5,878,987
3,200,000	g	Georgia-Pacific LLC	3.163	11/15/21	3,215,171
1,350,000	g	Midwest Connector Capital Co LLC	3.625	04/01/22	1,369,465
1,550,000	g	SABIC Capital II BV	4.000	10/10/23	1,581,191
		TOTAL MATERIALS			12,044,814

MEDIA & ENTERTAINMENT - 0.4%
1,009,000		Charter Communications Operating LLC	3.579	07/23/20	1,016,436
3,100,000		Comcast Corp	3.450	10/01/21	3,161,766
967,000		Comcast Corp	2.850	01/15/23	970,163
3,000,000	g	Indonesia Asahan Aluminiu	5.230	11/15/21	3,120,576
		TOTAL MEDIA & ENTERTAINMENT			8,268,941

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.1%
6,000,000		AbbVie, Inc	2.300	05/14/21	5,926,048
525,000		Actavis Funding SCS	3.800	03/15/25	532,039
3,300,000	g	Bayer US Finance II LLC	3.500	06/25/21	3,313,792
2,000,000		Celgene Corp	2.875	02/19/21	1,997,951
2,500,000		Gilead Sciences, Inc	1.850	09/20/19	2,487,456
1,000,000		Johnson & Johnson	1.950	11/10/20	992,549
5,000,000		Novartis Capital Corp	1.800	02/14/20	4,965,122
2,000,000		Teva Pharmaceutical Finance Co BV	2.950	12/18/22	1,865,000
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			22,079,957
247

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
REAL ESTATE - 0.3%
$1,000,000		Duke Realty LP	3.875%	02/15/21	$1,015,491
3,127,000		Duke Realty LP	3.875	10/15/22	3,212,313
1,329,000		ERP Operating LP	2.375	07/01/19	1,327,714
850,000		Highwoods Realty LP	3.625	01/15/23	853,162
		TOTAL REAL ESTATE			6,408,680

RETAILING - 0.2%
3,000,000		AutoNation, Inc	5.500	02/01/20	3,059,210
		TOTAL RETAILING			3,059,210

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
5,000,000		Analog Devices, Inc	2.850	03/12/20	5,001,632
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			5,001,632

SOFTWARE & SERVICES - 0.2%
500,000		Activision Blizzard, Inc	2.600	06/15/22	495,813
5,000,000		Microsoft Corp	1.100	08/08/19	4,974,204
		TOTAL SOFTWARE & SERVICES			5,470,017

TECHNOLOGY HARDWARE & EQUIPMENT - 0.3%
2,000,000		Apple, Inc	1.900	02/07/20	1,990,663
5,000,000		Broadcom Corp	2.200	01/15/21	4,922,315
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			6,912,978

TELECOMMUNICATION SERVICES - 0.2%
2,050,000	g	MTN Mauritius Investment Ltd	5.373	02/13/22	2,050,234
1,400,000	g	SK Telecom Co Ltd	3.750	04/16/23	1,432,079
		TOTAL TELECOMMUNICATION SERVICES			3,482,313

TRANSPORTATION - 0.7%
2,500,000		CSX Corp	3.700	10/30/20	2,532,389
2,250,000		Delta Air Lines, Inc	2.875	03/13/20	2,245,892
1,100,000		Delta Air Lines, Inc	3.400	04/19/21	1,104,675
1,775,000		FedEx Corp	3.400	01/14/22	1,799,226
2,100,000		Norfolk Southern Corp	3.250	12/01/21	2,118,967
2,000,000		Northrop Grumman Corp	2.080	10/15/20	1,981,571
2,200,000	g	Transnet SOC Ltd	4.000	07/26/22	2,158,583
		TOTAL TRANSPORTATION			13,941,303

UTILITIES - 0.9%
2,000,000		AmeriGas Finance LLC	3.750	05/01/21	2,033,120
3,000,000		Dominion Energy, Inc	2.579	07/01/20	2,983,732
2,000,000	g	KSA Sukuk Ltd	2.894	04/20/22	1,988,176
2,000,000		NextEra Energy Capital Holdings, Inc	2.900	04/01/22	2,002,375
5,000,000		Southern Power Co	1.950	12/15/19	4,967,071
3,000,000	g	State Grid Overseas Investment Ltd	2.750	05/04/22	2,975,566
		TOTAL UTILITIES			16,950,040

		TOTAL CORPORATE BONDS			506,399,481
		(Cost $505,807,353)
248

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
GOVERNMENT BONDS - 36.5%

AGENCY SECURITIES - 4.4%
$4,415,000	g	Hospital for Special Surgery		3.500%	01/01/23	$4,533,447
24,000,000		Iraq Government AID International Bond		2.149	01/18/22	23,858,088
9,405,000		Montefiore Medical Center		2.152	10/20/26	9,215,005
2,000,000		Private Export Funding Corp (PEFCO)		2.250	03/15/20	1,994,331
3,000,000		PEFCO		2.300	09/15/20	2,996,865
7,368,421		Reliance Industries Ltd		1.870	01/15/26	7,167,461
7,000,000		Reliance Industries Ltd		2.060	01/15/26	6,878,827
9,210,526		Reliance Industries Ltd		2.444	01/15/26	9,170,527
6,000,000		Ukraine Government AID Bonds		1.847	05/29/20	5,975,208
15,000,000		Ukraine Government AID Bonds		1.471	09/29/21	14,696,925
		TOTAL AGENCY SECURITIES				86,486,684

FOREIGN GOVERNMENT BONDS - 10.2%
3,325,000	g	Arab Petroleum Investments Corp		4.125	09/18/23	3,425,724
2,725,000		Argentine Republic Government International Bond		6.875	04/22/21	2,486,563
7,000,000	g	Bermuda Government International Bond		4.138	01/03/23	7,131,250
1,250,000		Brazilian Government International Bond		4.875	01/22/21	1,288,763
3,000,000	g	Caisse d’Amortissement de la Dette Sociale		1.875	01/13/20	2,985,380
7,850,000	g	CDP Financial, Inc		2.750	03/07/22	7,900,094
19,000,000	g	CPPIB Capital, Inc		2.750	07/22/21	19,125,020
5,800,000	g	CPPIB Capital, Inc		2.250	01/25/22	5,770,674
500,000	g	Dominican Republic Government International Bond		7.500	05/06/21	518,750
1,725,000	g	Egypt Government International Bond		5.577	02/21/23	1,712,937
1,425,000	g	Export Credit Bank of Turkey		4.250	09/18/22	1,255,479
1,700,000		Export Development Canada		2.625	02/21/24	1,720,549
1,900,000		Export-Import Bank of India		4.000	01/14/23	1,931,171
5,000,000		Export-Import Bank of Korea		1.500	10/21/19	4,969,040
500,000	g	Honduras Government International Bond		8.750	12/16/20	536,875
8,900,000	g	International Development Association		2.750	04/24/23	9,035,636
1,500,000		Japan Bank for International Cooperation		1.875	04/20/21	1,481,196
3,000,000	g	Japan Finance Organization for Municipalities		2.000	09/08/20	2,972,574
3,200,000	g	Japan Finance Organization for Municipalities		2.125	02/12/21	3,172,087
6,650,000	g	Japan Finance Organization for Municipalities		3.375	09/27/23	6,828,240
4,500,000	g	Japan Finance Organization for Municipalities		3.000	03/12/24	4,557,780
1,700,000	g	Kommunalbanken AS.		1.625	01/15/20	1,687,228
17,200,000	g	Kommunalbanken AS.		2.500	04/17/20	17,199,468
1,150,000	g	Kommunalbanken AS.		1.375	10/26/20	1,130,956
3,750,000	g	Kommunalbanken AS.		1.625	02/10/21	3,695,824
1,560,000	g	Kommunalbanken AS.		2.750	02/05/24	1,583,841
5,667,000	g	Kommuninvest I Sverige AB		2.625	09/15/22	5,711,637
2,000,000	i	Korea Development Bank	LIBOR 3 M + 0.550%	3.147	03/12/21	2,001,207
6,700,000	g	Korea Housing Finance Corp		2.000	10/11/21	6,547,495
1,875,000	g	Korea Housing Finance Corp		3.000	10/31/22	1,861,081
2,025,000	g	Morocco Government International Bond		4.250	12/11/22	2,064,650
1,400,000	g	Municipality Finance plc		1.125	09/16/19	1,390,574
3,500,000	g	Nederlandse Waterschapsbank NV		2.125	11/15/21	3,478,353
249

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$5,000,000	g	Ontario Teachers’ Finance Trust	2.125%	09/19/22	$4,932,741
2,000,000	g	Perusahaan Penerbit SBSN Indonesia III	3.400	03/29/22	2,001,240
5,000,000	g	Perusahaan Penerbit SBSN Indonesia III	3.750	03/01/23	5,039,900
3,400,000	g	Perusahaan Penerbit SBSN Indonesia III	3.900	08/20/24	3,442,976
1,300,000		Province of New Brunswick Canada	8.750	05/01/22	1,522,195
26,000,000		Province of New Brunswick Canada	2.500	12/12/22	25,878,623
3,000,000	g	Qatar Government International Bond	3.375	03/14/24	3,029,793
4,000,000	g	Qatar Government International Bond	4.000	03/14/29	4,126,836
500,000		Republic of Hungary International Bond	6.250	01/29/20	514,267
5,625,000	g	Saudi Government International Bond	2.375	10/26/21	5,528,672
500,000	g	Senegal Goverment International Bond	8.750	05/13/21	540,473
6,500,000		Svensk Exportkredit AB	1.750	03/10/21	6,417,255
		TOTAL FOREIGN GOVERNMENT BONDS			202,133,067

MORTGAGE BACKED - 0.0%
220,354		Government National Mortgage Association (GNMA)	2.176	05/16/39	218,902
		TOTAL MORTGAGE BACKED			218,902

MUNICIPAL BONDS - 0.3%
5,000,000		Florida State Board of Administration Finance Corp	2.163	07/01/19	4,994,700
		TOTAL MUNICIPAL BONDS			4,994,700

U.S. TREASURY SECURITIES - 21.6%
10,210,600	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/20	10,162,992
23,363,560	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/21	23,181,504
7,762,200	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/22	7,683,498
10,133,700	k	United States Treasury Inflation Indexed Bonds	0.625	04/15/23	10,207,603
37,000,000		United States Treasury Note	2.250	02/29/20	36,952,305
20,750,000		United States Treasury Note	2.250	03/31/20	20,718,388
125,000,000		United States Treasury Note	2.375	04/30/20	124,970,702
27,100,000		United States Treasury Note	2.500	05/31/20	27,137,051
62,810,000		United States Treasury Note	2.875	10/31/20	63,327,692
19,460,000		United States Treasury Note	2.500	01/31/21	19,531,455
793,000		United States Treasury Note	2.500	02/28/21	796,190
57,645,000		United States Treasury Note	2.500	02/15/22	58,084,093
865,000		United States Treasury Note	2.375	03/15/22	869,055
3,805,000		United States Treasury Note	2.875	09/30/23	3,908,597
11,475,000		United States Treasury Note	2.375	02/29/24	11,556,132
10,000,000		United States Treasury Note	2.500	02/28/26	10,118,750
1,225,000		United States Treasury Note	2.625	02/15/29	1,248,830
		TOTAL U.S. TREASURY SECURITIES			430,454,837

		TOTAL GOVERNMENT BONDS			724,288,190
		(Cost $723,437,816)

STRUCTURED ASSETS - 30.6%

ASSET BACKED - 6.7%
55,677	†,g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	1
		Series - 2005 WMC1 (Class N1)
1,000,000	g	BBCMS Trust	3.631	09/05/32	999,322
		Series - 2013 TYSN (Class D)
1,961,667	g	Capital Automotive REIT	3.870	04/15/47	1,975,371
		Series - 2017 1A (Class A1)
250

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$4,500		Centex Home Equity		5.540%	01/25/32	$4,530
		Series - 2002 A (Class AF6)
81,720	i	Centex Home Equity	LIBOR 1 M + 0.645%	3.131	03/25/34	80,534
		Series - 2004 B (Class M1)
122,341	i	Chase Funding Mortgage Loan Asset-Backed Certificates		5.700	02/26/35	116,691
		Series - 2004 2 (Class 1M2)
1,140,000	g	Core Industrial Trust		3.555	02/10/34	1,149,723
		Series - 2015 CALW (Class C)
3,500,000	g	Core Industrial Trust		3.732	02/10/34	3,546,625
		Series - 2015 TEXW (Class C)
5,450,000	g,i	Core Industrial Trust		3.849	02/10/34	5,496,154
		Series - 2015 TEXW (Class D)
4,937,500	g	DB Master Finance LLC		3.629	11/20/47	4,940,907
		Series - 2017 1A (Class A2I)
7,500,000	g,h	DB Master Finance LLC		3.787	05/20/49	7,548,231
		Series - 2019 1A (Class A2I)
14,775,000	g	Domino’s Pizza Master Issuer LLC		3.082	07/25/47	14,596,223
		Series - 2017 1A (Class A2II)
1,740,361		Entergy Louisiana Investment Recovery Funding I LLC		2.040	09/01/23	1,727,956
		Series - 2011 A (Class A1)
7,250,000	g	Ford Credit Auto Owner Trust		2.510	04/15/26	7,233,772
		Series - 2014 2 (Class B)
10,435,091	g	Hilton Grand Vacations Trust		3.540	02/25/32	10,580,751
		Series - 2018 AA (Class A)
2,000,000		Hyundai Auto Receivables Trust		2.010	06/15/21	1,997,200
		Series - 2015 B (Class B)
3,458,352	g	MVW Owner Trust		2.420	12/20/34	3,392,628
		Series - 2017 1A (Class A)
3,500,000	g,i	Natixis Commercial Mortgage Securities Trust		3.790	11/15/32	3,529,381
		Series - 2018 285M (Class C)
2,500,000	g	Palisades Center Trust		3.357	04/13/33	2,450,297
		Series - 2016 PLSD (Class B)
172,024	i	People’s Choice Home Loan Securities Trust	LIBOR 1 M + 0.900%	3.386	10/25/34	172,194
		Series - 2004 2 (Class M1)
2,000,000	g	RBS Commercial Funding, Inc Trust		3.511	03/11/31	1,981,639
		Series - 2013 SMV (Class B)
171,045		Saxon Asset Securities Trust (Step Bond)		6.120	11/25/30	176,665
		Series - 2002 2 (Class AF6)
648,687	g	SpringCastle America Funding LLC		3.050	04/25/29	647,868
		Series - 2016 AA (Class A)
4,887,750	g	Taco Bell Funding LLC		4.318	11/25/48	5,029,006
		Series - 2018 1A (Class A2I)
12,249,238	g	TES LLC		4.330	10/20/47	12,619,272
		Series - 2017 1A (Class A)
8,830,779	g	Tesla Auto Lease Trust		3.710	08/20/21	8,931,568
		Series - 2018 B (Class A)
15,905,000		Verizon Owner Trust		3.380	04/20/23	16,184,985
		Series - 2018 A (Class B)
9,000,000		Verizon Owner Trust		3.020	09/20/23	9,077,760
		Series - 2019 A (Class B)
251

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$6,750,000		World Omni Automobile Lease Securitization Trust		3.010%	07/15/24	$6,796,495
		Series - 2019 A (Class A4)
		TOTAL ASSET BACKED				132,983,749

OTHER MORTGAGE BACKED - 23.9%
5,000,000	g,i	20 TSQ GroundCo LLC		3.100	05/15/35	4,957,689
		Series - 2018 20TS (Class B)
10,000,000	g,i	20 TSQ GroundCo LLC		3.100	05/15/35	9,687,690
		Series - 2018 20TS (Class D)
154,116		Aames Mortgage Trust (Step Bond)		7.396	06/25/32	153,503
		Series - 2002 1 (Class A3)
294,270	i	Banc of America Funding	LIBOR 1 M + 0.800%	3.288	02/20/35	293,241
		Series - 2005 A (Class 5A3)
2,754,113	i	Bear Stearns ALT-A Trust	LIBOR 1 M + 0.600%	3.086	06/25/34	2,743,365
		Series - 2004 4 (Class A1)
1,008,867	g,i	Bear Stearns Commercial Mortgage Securities Trust		5.300	05/11/39	1,008,882
		Series - 2003 PWR2 (Class H)
4,000,000	g,i	CD Commercial Mortgage Trust		6.020	11/15/44	4,012,610
		Series - 2007 CD5 (Class E)
8,512,767	g,i	Chase Mortgage Trust		3.750	12/25/45	8,650,838
		Series - 2016 2 (Class M2)
2,554,631	g,i	COMM Mortgage Trust		3.461	08/10/29	2,526,270
		Series - 2016 GCT (Class D)
3,623,360	g	COMM Mortgage Trust		3.397	03/10/46	3,583,372
		Series - 2013 CR6 (Class B)
2,014,904		COMM Mortgage Trust		4.701	03/10/47	2,103,933
		Series - 2014 UBS2 (Class B)
2,500,000	i	COMM Mortgage Trust		4.118	03/10/48	2,555,590
		Series - 2015 CR22 (Class C)
500,000	g,i	COMM Mortgage Trust		3.685	05/10/48	502,744
		Series - 2015 CR23 (Class CMB)
7,550,000	g,i	COMM Mortgage Trust		3.685	05/10/48	7,525,958
		Series - 2015 CR23 (Class CMD)
5,500,000	i	COMM Mortgage Trust		3.463	08/10/48	4,814,661
		Series - 2015 CR24 (Class D)
53,000		COMM Mortgage Trust		2.972	10/10/49	52,795
		Series - 2016 COR1 (Class ASB)
1,000,000	i	COMM Mortgage Trust		4.715	08/10/50	1,064,257
		Series - 2013 CR11 (Class AM)
331,034	i	Connecticut Avenue Securities	LIBOR 1 M + 0.950%	3.436	05/25/24	331,097
		Series - 2014 C02 (Class 1M1)
1,068,076	i	Connecticut Avenue Securities	LIBOR 1 M + 2.000%	4.486	10/25/28	1,076,187
		Series - 2016 C03 (Class 1M1)
614,254	i	Connecticut Avenue Securities	LIBOR 1 M + 1.350%	3.836	01/25/29	614,796
		Series - 2016 C05 (Class 2M1)
3,907,781	i	Connecticut Avenue Securities	LIBOR 1 M + 1.450%	3.936	01/25/29	3,922,355
		Series - 2016 C04 (Class 1M1)
5,669,053	i	Connecticut Avenue Securities	LIBOR 1 M + 1.300%	2.165	07/25/29	5,691,288
		Series - 2017 C01 (Class 1M1)
2,736,616	i	Connecticut Avenue Securities	LIBOR 1 M + 1.150%	3.636	09/25/29	2,744,468
		Series - 2017 C02 (Class 2M1)
11,650,642	i	Connecticut Avenue Securities	LIBOR 1 M + 0.950%	3.436	10/25/29	11,671,087
		Series - 2017 C03 (Class 1M1)
252

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$3,000,000	i	Connecticut Avenue Securities	LIBOR 1 M + 2.650%	5.136%	02/25/30	$3,095,786
		Series - 2017 C06 (Class 1M2)
8,546,148	i	Connecticut Avenue Securities	LIBOR 1 M + 0.600%	3.086	07/25/30	8,526,628
		Series - 2018 C01 (Class 1M1)
4,683,854	i	Connecticut Avenue Securities	LIBOR 1 M + 0.680%	3.166	10/25/30	4,681,856
		Series - 2018 C03 (Class 1M1)
1,754,425	i	Connecticut Avenue Securities	LIBOR 1 M + 0.750%	3.236	12/25/30	1,754,219
		Series - 2018 C04 (Class 2M1)
6,951,276	g,i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	3.336	08/25/31	6,956,125
		Series - 2019 R02 (Class 1M1)
2,825,000	g	Credit Suisse Commercial Mortgage Trust		3.304	09/15/37	2,837,242
		Series - 2014 USA (Class A1)
420,895	g,i	Credit Suisse Commercial Mortgage Trust		5.676	02/15/39	421,952
		Series - 2006 C1 (Class H)
12,000,000	g,i	Credit Suisse Commercial Mortgage Trust		5.897	01/15/49	14,921,216
		Series - 2007 C2 (Class C)
3,800,000	g,i	DBUBS Mortgage Trust		5.532	07/10/44	3,978,672
		Series - 2011 LC2A (Class C)
3,900,000	g,i	DBUBS Mortgage Trust		5.532	07/10/44	4,042,456
		Series - 2011 LC2A (Class D)
3,130,000	g,i	DBUBS Mortgage Trust		5.699	11/10/46	3,262,042
		Series - 2011 LC1A (Class C)
1,120,000	g,i	DBUBS Mortgage Trust		5.699	11/10/46	1,164,908
		Series - 2011 LC1A (Class D)
378,045		Deutsche Mortgage Securities, Inc Mortgage Loan Trust (Step Bond)		5.440	07/25/34	379,670
		Series - 2004 5 (Class A5B)
423,700	g,i	Flagstar Mortgage Trust		3.500	03/25/47	423,717
		Series - 2017 1 (Class 1A5)
2,000,000	g,i	GS Mortgage Securities Corp II		3.436	12/10/27	1,990,768
		Series - 2013 KING (Class D)
1,050,000	g	GS Mortgage Securities Corp II		3.419	10/10/32	1,066,329
		Series - 2017 SLP (Class A)
526,000	g	GS Mortgage Securities Corp II		3.772	10/10/32	534,561
		Series - 2017 SLP (Class B)
3,000,000	g	GS Mortgage Securities Corp II		2.954	11/05/34	3,004,766
		Series - 2012 BWTR (Class A)
4,055,000	g	GS Mortgage Securities Trust		2.994	11/10/29	3,995,367
		Series - 2016 GS4 (Class 225B)
4,500,000	g,i	GS Mortgage Securities Trust	LIBOR 1 M + 1.090%	3.574	10/15/31	4,502,812
		Series - 2018 HART (Class A)
1,000,000	g,i	GS Mortgage Securities Trust		5.182	12/10/43	1,032,724
		Series - 2010 C2 (Class B)
146,373	i	Impac CMB Trust	LIBOR 1 M + 0.660%	3.146	03/25/35	143,578
		Series - 2004 11 (Class 2A1)
600,000	g	JP Morgan Chase Commercial Mortgage Securities Trust		4.021	07/05/32	613,635
		Series - 2012 HSBC (Class C)
466,097	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		3.840	01/12/39	469,541
		Series - 2004 CB8 (Class H)
2,000,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.013	02/15/46	2,055,798
		Series - 2011 C3 (Class B)
253

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$6,170,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.360%	02/15/46	$6,330,864
		Series - 2011 C3 (Class C)
9,958,755	g,i	JP Morgan Mortgage Trust		3.500	01/25/47	9,965,367
		Series - 2017 1 (Class A3)
9,586,392	g,i	JP Morgan Mortgage Trust		3.500	08/25/47	9,592,758
		Series - 2017 3 (Class 1A5)
8,696,792	g,i	JP Morgan Mortgage Trust		3.500	06/25/48	8,702,566
		Series - 2018 1 (Class A5)
11,895,608	g,i	JP Morgan Mortgage Trust		3.000	11/25/48	11,895,930
		Series - 2017 4 (Class A6)
10,902,638	g,i	JP Morgan Mortgage Trust		4.000	01/25/49	11,041,477
		Series - 2018 8 (Class A15)
16,299,978	g,i	JP Morgan Mortgage Trust		4.000	02/25/49	16,505,801
		Series - 2018 9 (Class A15)
4,629,220	g,i	LB-UBS Commercial Mortgage Trust		5.964	12/15/39	4,650,455
		Series - 2004 C8 (Class H)
76,400	i	Morgan Stanley Capital I Trust		5.389	11/12/41	76,115
		Series - 2006 HQ10 (Class AJ)
6,500,000	g,i	Morgan Stanley Capital I Trust		5.947	06/11/42	6,884,329
		Series - 2007 T27 (Class B)
335,670	i	Morgan Stanley Capital I Trust		6.239	10/15/42	335,615
		Series - 2006 IQ11 (Class AJ)
4,214,000	g,i	Morgan Stanley Capital I Trust		5.614	06/12/47	4,280,601
		Series - 2005 T19 (Class F)
1,500,000	g	Morgan Stanley Capital I Trust		4.193	09/15/47	1,520,245
		Series - 2011 C1 (Class F)
349,456	i	Morgan Stanley Capital I Trust		5.273	10/12/52	350,366
		Series - 2006 T21 (Class AJ)
339,294		Morgan Stanley Capital I Trust		4.860	07/15/56	340,233
		Series - 2005 IQ9 (Class B)
1,250,000		Morgan Stanley Capital I Trust		5.000	07/15/56	1,238,791
		Series - 2005 IQ9 (Class D)
730,756	g,i	Morgan Stanley Dean Witter Capital I Trust		7.587	07/15/33	766,950
		Series - 2001 TOP3 (Class E)
2,446,351	i	Opteum Mortgage Acceptance Corp Asset Backed Pass-Through Certificates	LIBOR 1 M + 0.675%	3.161	04/25/35	2,452,686
		Series - 2005 2 (Class M2)
11,565,309	g,i	Sequoia Mortgage Trust		3.500	06/25/46	11,619,122
		Series - 2016 1 (Class A10)
10,175,433	g,i	Sequoia Mortgage Trust		3.000	02/25/47	9,996,284
		Series - 2017 2 (Class A5)
465,722	g,i	Sequoia Mortgage Trust		3.500	02/25/47	467,568
		Series - 2017 2 (Class A4)
5,580,507	g,i	Sequoia Mortgage Trust		3.500	02/25/47	5,563,418
		Series - 2017 2 (Class A10)
11,518,677	g,i	Sequoia Mortgage Trust		3.500	04/25/47	11,584,080
		Series - 2017 3 (Class A4)
5,279,579	g,i	Sequoia Mortgage Trust		3.500	07/25/47	5,302,883
		Series - 2017 4 (Class A4)
8,219,814	g,i	Sequoia Mortgage Trust		3.000	08/25/47	8,121,127
		Series - 2017 5 (Class A5)
254

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$12,952,555	g,i	Sequoia Mortgage Trust		3.500%	09/25/47	$12,973,363
		Series - 2017 6 (Class A4)
10,634,697	g,i	Sequoia Mortgage Trust		4.000	12/25/47	10,733,968
		Series - 2017 CH2 (Class A10)
15,840,389	g,i	Sequoia Mortgage Trust		3.500	02/25/48	15,872,371
		Series - 2018 2 (Class A4)
11,621,676	g,i	Sequoia Mortgage Trust		3.500	03/25/48	11,651,055
		Series - 2018 3 (Class A4)
13,819,483	g,i	Sequoia Mortgage Trust		4.000	11/25/48	14,027,736
		Series - 2018 8 (Class A4)
6,043,720	g,i	Shellpoint Co-Originator Trust		3.500	04/25/47	6,022,531
		Series - 2017 1 (Class A4)
13,700,000	g,i	Station Place Agency Securitization Trust	LIBOR 1 M + 1.000%	2.872	11/25/50	13,661,035
		Series - 2017 LD1 (Class B)
1,870,793	i	Structured Adjustable Rate Mortgage Loan Trust	LIBOR 1 M + 0.370%	2.856	07/25/34	1,870,596
		Series - 2004 9XS (Class A)
2,903,212	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.600%	5.086	12/25/27	2,939,421
		Series - 2015 DNA2 (Class M2)
3,429,318	i	STACR	LIBOR 1 M + 1.300%	3.786	03/25/29	3,445,914
		Series - 2016 DNA4 (Class M2)
2,015,000	i	STACR	LIBOR 1 M + 1.300%	3.786	04/25/29	2,025,522
		Series - 2016 HQA4 (Class M2)
7,815,085	i	STACR	LIBOR 1 M + 1.200%	3.686	07/25/29	7,848,265
		Series - 2017 DNA1 (Class M1)
16,530,080	i	STACR	LIBOR 1 M + 1.200%	3.686	10/25/29	16,618,167
		Series - 2017 DNA2 (Class M1)
3,245,847	i	STACR	LIBOR 1 M + 0.800%	1.959	12/25/29	3,246,912
		Series - 2017 HQA2 (Class M1)
17,107,557	i	STACR	LIBOR 1 M + 0.750%	3.236	03/25/30	17,096,937
		Series - 2017 DNA3 (Class M1)
2,727,667	i	STACR	LIBOR 1 M + 0.450%	2.936	07/25/30	2,715,199
		Series - 2018 DNA1 (Class M1)
1,745,268	g	Tax Ease Funding LLC		3.131	06/15/28	1,733,668
		Series - 2016 1A (Class A)
2,500,000	g	VNDO Mortgage Trust		3.808	12/13/29	2,532,987
		Series - 2013 PENN (Class A)
300,000	g,i	VNDO Mortgage Trust		3.947	12/13/29	301,899
		Series - 2013 PENN (Class C)
6,602,605	g	VSE Voi Mortgage LLC		3.560	02/20/36	6,711,244
		Series - 2018 A (Class A)
2,750,000	i	Wachovia Bank Commercial Mortgage Trust		5.951	05/15/46	2,777,500
		Series - 2007 C34 (Class C)
775,000	i	Wachovia Bank Commercial Mortgage Trust		6.376	05/15/46	782,750
		Series - 2007 C34 (Class E)
1,491,972	i	Wachovia Bank Commercial Mortgage Trust		5.748	04/15/47	1,486,043
		Series - 2007 C31 (Class F)
3,215,000		Wells Fargo Commercial Mortgage Trust		3.539	10/15/45	3,268,505
		Series - 2012 LC5 (Class AS)
30,428	g	WFRBS Commercial Mortgage Trust		4.394	06/15/44	30,415
		Series - 2011 C4 (Class A3)
255

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$4,500,000	i	WFRBS Commercial Mortgage Trust	3.714%	03/15/45	$4,553,872
		Series - 2013 C11 (Class B)
		TOTAL OTHER MORTGAGE BACKED			474,658,550

		TOTAL STRUCTURED ASSETS			607,642,299
		(Cost $608,029,134)

		TOTAL BONDS			1,838,329,970
		(Cost $1,837,274,303)

SHORT-TERM INVESTMENTS - 3.3%

GOVERNMENT AGENCY DEBT - 2.0%
39,800,000		Federal Home Loan Bank (FHLB)	2.250	04/01/19	39,800,000
		TOTAL GOVERNMENT AGENCY DEBT			39,800,000

TREASURY DEBT - 1.3%
600,000		United States Treasury Bill	2.411	04/09/19	599,682
600,000		United States Treasury Bill	2.393	04/16/19	599,402
25,000,000		United States Treasury Bill	2.352	09/26/19	24,707,783
		TOTAL TREASURY DEBT			25,906,867

		TOTAL SHORT-TERM INVESTMENTS			65,706,867
		(Cost $65,706,864)

		TOTAL INVESTMENTS - 98.4%			1,953,740,482
		(Cost $1,953,359,556)
		OTHER ASSETS & LIABILITIES, NET - 1.6%			31,409,209
		NET ASSETS - 100.0%			$1,985,149,691

Abbreviation(s):
LIBOR	London Interbank Offered Rate
M	Month
REIT	Real Estate Investment Trust

†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2019, the aggregate value of these securities was $729,705,340 or 36.8% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Futures contracts outstanding as of March 31, 2019 were as follows (see Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
US 10 Year Note (CBT)	(291)	06/19/19	$(35,583,973)	$(36,147,656)	$(563,683)
US 5 Year Note (CBT)	(510)	06/28/19	(58,513,251)	(59,072,344)	(559,093)
Total	(801)		$(94,097,224)	$(95,220,000)	$(1,122,776)

256

TIAA-CREF FUNDS - Short-Term Bond Index Fund

TIAA-CREF FUNDS

SHORT-TERM BOND INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2019

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
BONDS - 99.3%

CORPORATE BONDS - 24.4%

AUTOMOBILES & COMPONENTS - 0.1%
$200,000	Honeywell International, Inc	1.850%	11/01/21	$196,459
100,000	Toyota Motor Corp	3.183	07/20/21	101,213
	TOTAL AUTOMOBILES & COMPONENTS			297,672

BANKS - 6.4%
200,000	Bank of America Corp	2.151	11/09/20	197,984
300,000	Bank of America Corp	5.875	01/05/21	315,794
250,000	Bank of America Corp	2.369	07/21/21	248,355
400,000	Bank of America Corp	2.328	10/01/21	396,328
300,000	Bank of America Corp	2.738	01/23/22	298,910
300,000	Bank of America Corp	3.499	05/17/22	303,695
500,000	Bank of America Corp	2.881	04/24/23	498,629
250,000	Bank of America NA	3.335	01/25/23	253,199
100,000	Bank of Nova Scotia	2.150	07/14/20	99,449
100,000	Bank of Nova Scotia	2.500	01/08/21	99,692
298,000	Bank of Nova Scotia	2.450	03/22/21	296,581
200,000	Bank of Nova Scotia	3.125	04/20/21	201,500
200,000	Barclays Bank plc	2.650	01/11/21	198,557
300,000	Barclays plc	2.750	11/08/19	299,323
200,000	Barclays plc	3.250	01/12/21	199,972
850,000	Barclays plc	4.610	02/15/23	868,668
100,000	BB&T Corp	2.150	02/01/21	99,076
100,000	BB&T Corp	3.200	09/03/21	101,119
300,000	BB&T Corp	2.750	04/01/22	300,157
200,000	BB&T Corp	3.050	06/20/22	201,184
300,000	BPCE S.A.	2.650	02/03/21	299,057
250,000	Branch Banking & Trust Co	2.250	06/01/20	248,749
100,000	Canadian Imperial Bank of Commerce	2.100	10/05/20	99,177
150,000	Canadian Imperial Bank of Commerce	2.700	02/02/21	150,126
300,000	Capital One Bank USA NA	2.950	07/23/21	301,036
250,000	CitiBank NA	3.050	05/01/20	250,858
250,000	CitiBank NA	2.100	06/12/20	248,195
100,000	CitiBank NA	2.125	10/20/20	99,163
500,000	CitiBank NA	2.850	02/12/21	501,863
250,000	CitiBank NA	3.400	07/23/21	253,304
500,000	CitiBank NA	3.165	02/19/22	501,852
500,000	Citigroup, Inc	2.450	01/10/20	498,908
200,000	Citigroup, Inc	2.700	03/30/21	199,828
250,000	Citizens Bank NA	2.250	10/30/20	247,897
250,000	Citizens Bank NA	3.250	02/14/22	252,380
200,000	Comerica, Inc	2.500	06/02/20	199,168
250,000	Compass Bank	3.500	06/11/21	252,173
500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875	02/08/22	514,377
257

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$250,000	Cooperatieve Rabobank UA	1.375%	08/09/19	$248,846
300,000	Cooperatieve Rabobank UA	2.500	01/19/21	298,595
250,000	Cooperatieve Rabobank UA	3.125	04/26/21	251,164
250,000	Discover Bank	3.100	06/04/20	250,579
200,000	Fifth Third Bank	2.200	10/30/20	198,397
200,000	Fifth Third Bank	3.350	07/26/21	202,890
100,000	Goldman Sachs Bank USA	3.200	06/05/20	100,627
1,000,000	HSBC Holdings plc	2.950	05/25/21	999,844
500,000	HSBC Holdings plc	3.262	03/13/23	501,387
200,000	HSBC USA, Inc	2.750	08/07/20	200,163
250,000	Huntington National Bank	3.250	05/14/21	252,400
250,000	Huntington National Bank	3.125	04/01/22	251,898
500,000	JPMorgan Chase & Co	2.750	06/23/20	500,305
700,000	JPMorgan Chase & Co	2.550	10/29/20	698,228
1,000,000	JPMorgan Chase & Co	2.400	06/07/21	992,802
200,000	JPMorgan Chase & Co	3.514	06/18/22	202,825
500,000	JPMorgan Chase & Co	3.207	04/01/23	503,225
300,000	JPMorgan Chase Bank NA	3.086	04/26/21	300,824
250,000	KeyBank NA	3.300	02/01/22	254,300
250,000	KeyBank NA	3.375	03/07/23	255,105
100,000	Lloyds Bank plc	2.700	08/17/20	99,870
500,000	Lloyds Bank plc	3.300	05/07/21	503,987
250,000	Manufacturers & Traders Trust Co	2.050	08/17/20	247,979
100,000	Mitsubishi UFJ Financial Group, Inc	3.535	07/26/21	101,435
300,000	Mitsubishi UFJ Financial Group, Inc	2.998	02/22/22	300,714
300,000	Mitsubishi UFJ Financial Group, Inc	3.218	03/07/22	302,305
300,000	Mizuho Financial Group, Inc	2.953	02/28/22	299,964
250,000	MUFG Union Bank NA	3.150	04/01/22	252,167
250,000	National Australia Bank Ltd	2.500	01/12/21	248,471
250,000	National Australia Bank Ltd	3.375	09/20/21	252,884
250,000	National Australia Bank Ltd	3.700	11/04/21	255,057
250,000	National Bank of Canada	2.200	11/02/20	247,758
250,000	PNC Bank NA	2.000	05/19/20	248,419
250,000	PNC Bank NA	2.450	11/05/20	249,028
250,000	PNC Bank NA	2.500	01/22/21	249,791
500,000	PNC Bank NA	2.625	02/17/22	499,857
250,000	Regions Bank	2.750	04/01/21	249,203
250,000	Regions Bank	3.374	08/13/21	251,199
300,000	Royal Bank of Canada	2.150	10/26/20	298,011
300,000	Royal Bank of Canada	3.200	04/30/21	303,513
500,000	Royal Bank of Canada	2.750	02/01/22	501,559
150,000	Santander Holdings USA, Inc	4.450	12/03/21	154,467
200,000	Santander UK Group Holdings plc	2.875	10/16/20	199,447
200,000	Santander UK plc	2.125	11/03/20	197,764
200,000	Santander UK plc	2.500	01/05/21	198,555
200,000	Santander UK plc	3.400	06/01/21	201,562
200,000	Santander UK plc	3.750	11/15/21	203,578
250,000	Sumitomo Mitsui Banking Corp	2.650	07/23/20	249,684
300,000	Sumitomo Mitsui Financial Group, Inc	2.784	07/12/22	298,555
100,000	SunTrust Bank	3.525	10/26/21	101,053
200,000	SunTrust Bank	3.502	08/02/22	202,849
250,000	Svenska Handelsbanken AB	1.950	09/08/20	247,259
250,000	Svenska Handelsbanken AB	3.350	05/24/21	252,873
258

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$250,000	Synchrony Bank	3.650%	05/24/21	$252,346
100,000	Toronto-Dominion Bank	1.450	08/13/19	99,569
100,000	Toronto-Dominion Bank	1.900	10/24/19	99,592
250,000	Toronto-Dominion Bank	3.000	06/11/20	251,075
100,000	Toronto-Dominion Bank	1.850	09/11/20	98,927
150,000	Toronto-Dominion Bank	3.150	09/17/20	151,371
300,000	Toronto-Dominion Bank	2.500	12/14/20	299,386
100,000	Toronto-Dominion Bank	2.550	01/25/21	99,879
250,000	Toronto-Dominion Bank	3.250	06/11/21	253,046
500,000	US Bancorp	2.625	01/24/22	500,692
250,000	US Bank NA	3.050	07/24/20	251,546
250,000	US Bank NA	3.104	05/21/21	251,037
850,000	Wells Fargo Bank NA	2.600	01/15/21	847,445
250,000	Wells Fargo Bank NA	3.325	07/23/21	251,666
250,000	Wells Fargo Bank NA	3.625	10/22/21	254,737
100,000	Westpac Banking Corp	3.050	05/15/20	100,460
300,000	Westpac Banking Corp	2.300	05/26/20	298,754
100,000	Westpac Banking Corp	2.650	01/25/21	99,906
300,000	Zions Bancorp NA	3.500	08/27/21	303,190
250,000	Zions Bancorp NA	3.350	03/04/22	252,162
	TOTAL BANKS			31,548,290

CAPITAL GOODS - 1.1%
100,000	Air Lease Corp	2.500	03/01/21	99,227
100,000	Air Lease Corp	3.500	01/15/22	100,946
250,000	Aircastle Ltd	5.125	03/15/21	257,988
300,000	Applied Materials, Inc	4.300	06/15/21	311,244
100,000	Caterpillar Financial Services Corp	2.000	11/29/19	99,603
200,000	Caterpillar Financial Services Corp	2.000	03/05/20	198,833
100,000	Caterpillar Financial Services Corp	2.950	05/15/20	100,327
100,000	Caterpillar Financial Services Corp	1.850	09/04/20	98,889
100,000	Caterpillar Financial Services Corp	3.350	12/07/20	101,310
100,000	Caterpillar Financial Services Corp	2.900	03/15/21	100,505
200,000	Caterpillar Financial Services Corp	3.150	09/07/21	202,318
150,000	Caterpillar Financial Services Corp	2.950	02/26/22	151,463
200,000	Fortive Corp	2.350	06/15/21	197,904
150,000	General Dynamics Corp	2.875	05/11/20	150,496
200,000	General Dynamics Corp	3.000	05/11/21	201,685
100,000	Ingersoll-Rand Global Holding Co Ltd	2.900	02/21/21	100,177
100,000	Ingersoll-Rand Luxembourg Finance S.A.	2.625	05/01/20	99,767
100,000	John Deere Capital Corp	2.200	03/13/20	99,598
100,000	John Deere Capital Corp	2.350	01/08/21	99,566
500,000	John Deere Capital Corp	2.550	01/08/21	499,475
100,000	John Deere Capital Corp	2.875	03/12/21	100,480
100,000	John Deere Capital Corp	3.125	09/10/21	101,140
100,000	John Deere Capital Corp	3.200	01/10/22	101,667
100,000	John Deere Capital Corp	2.950	04/01/22	100,939
200,000	Johnson Controls International plc	4.250	03/01/21	204,583
300,000	Lam Research Corp	2.750	03/15/20	299,738
250,000	Lockheed Martin Corp	2.500	11/23/20	249,249
175,000	Raytheon Co	3.125	10/15/20	176,782
100,000	Roper Technologies, Inc	3.000	12/15/20	100,212
259

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$150,000	United Technologies Corp	1.500%	11/01/19	$148,852
100,000	United Technologies Corp	1.900	05/04/20	99,165
125,000	United Technologies Corp	3.350	08/16/21	126,696
200,000	United Technologies Corp	2.300	05/04/22	197,037
	TOTAL CAPITAL GOODS			5,277,861

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
100,000	eBay, Inc	2.150	06/05/20	99,339
100,000	Equifax, Inc	3.600	08/15/21	100,941
100,000	Moody’s Corp	3.250	06/07/21	100,840
200,000	Republic Services, Inc	5.250	11/15/21	212,290
400,000	Visa, Inc	2.200	12/14/20	398,207
150,000	Waste Management, Inc	4.600	03/01/21	155,078
	TOTAL COMMERCIAL & PROFESSIONAL SERVICES			1,066,695

CONSUMER DURABLES & APPAREL - 0.0%
100,000	DR Horton, Inc	2.550	12/01/20	99,358
	TOTAL CONSUMER DURABLES & APPAREL			99,358

CONSUMER SERVICES - 0.2%
250,000	GLP Capital LP	4.375	04/15/21	253,578
250,000	Marriott International, Inc	3.125	10/15/21	250,447
250,000	McDonald’s Corp	2.750	12/09/20	250,428
100,000	Royal Caribbean Cruises Ltd	2.650	11/28/20	99,895
100,000	Starbucks Corp	2.200	11/22/20	99,368
	TOTAL CONSUMER SERVICES			953,716

DIVERSIFIED FINANCIALS - 4.8%
300,000	AerCap Ireland Capital DAC	4.250	07/01/20	304,074
150,000	AerCap Ireland Capital DAC	4.450	12/16/21	153,887
300,000	AerCap Ireland Capital DAC	3.950	02/01/22	303,958
200,000	AerCap Ireland Capital Ltd	5.000	10/01/21	207,554
100,000	American Express Co	2.200	10/30/20	99,250
125,000	American Express Co	3.000	02/22/21	125,643
300,000	American Express Co	3.375	05/17/21	303,896
200,000	American Express Co	3.700	11/05/21	204,421
300,000	American Express Credit Corp	2.200	03/03/20	298,597
200,000	American Express Credit Corp	2.375	05/26/20	199,350
100,000	American Honda Finance Corp	2.000	02/14/20	99,459
100,000	American Honda Finance Corp	3.000	06/16/20	100,371
100,000	American Honda Finance Corp	1.950	07/20/20	99,003
100,000	American Honda Finance Corp	3.150	01/08/21	100,832
100,000	American Honda Finance Corp	2.650	02/12/21	99,936
200,000	American Honda Finance Corp	3.375	12/10/21	203,553
200,000	Ameriprise Financial, Inc	5.300	03/15/20	204,704
100,000	Ameriprise Financial, Inc	3.000	03/22/22	100,594
250,000	Australia & New Zealand Banking Group Ltd	2.250	11/09/20	248,158
250,000	Australia & New Zealand Banking Group Ltd	3.300	05/17/21	252,655
100,000	Bank of Montreal	2.100	12/12/19	99,680
100,000	Bank of Montreal	2.100	06/15/20	99,418
100,000	Bank of Montreal	3.100	07/13/20	100,595
125,000	Bank of Montreal	3.100	04/13/21	126,129
260

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$500,000	Bank of Montreal	2.900%	03/26/22	$500,464
300,000	Bank of New York Mellon Corp	2.500	04/15/21	299,321
300,000	Bank of New York Mellon Corp	2.600	02/07/22	299,882
200,000	Berkshire Hathaway, Inc	2.200	03/15/21	199,118
200,000	BNP Paribas S.A.	2.375	05/21/20	199,351
250,000	BNP Paribas S.A.	5.000	01/15/21	259,802
400,000	Capital One Financial Corp	2.400	10/30/20	397,761
100,000	Capital One Financial Corp	3.450	04/30/21	101,230
200,000	Charles Schwab Corp	3.250	05/21/21	202,542
651,000	Credit Suisse Group Funding Guernsey Ltd	3.125	12/10/20	653,160
250,000	Credit Suisse Group Funding Guernsey Ltd	3.450	04/16/21	252,649
100,000	Deutsche Bank AG.	2.700	07/13/20	98,925
200,000	Deutsche Bank AG.	3.125	01/13/21	197,543
300,000	Deutsche Bank AG.	3.150	01/22/21	295,531
650,000	Deutsche Bank AG.	4.250	02/04/21	652,588
150,000	Deutsche Bank AG.	5.000	02/14/22	153,370
200,000	Ford Motor Credit Co LLC	2.681	01/09/20	199,148
375,000	Ford Motor Credit Co LLC	2.425	06/12/20	370,114
200,000	Ford Motor Credit Co LLC	2.343	11/02/20	195,795
200,000	Ford Motor Credit Co LLC	5.085	01/07/21	203,744
300,000	Ford Motor Credit Co LLC	3.200	01/15/21	295,740
200,000	Ford Motor Credit Co LLC	3.470	04/05/21	198,010
300,000	Ford Motor Credit Co LLC	3.813	10/12/21	297,261
500,000	GE Capital International Funding Co	2.342	11/15/20	493,751
500,000	General Electric Capital Corp	4.625	01/07/21	513,405
300,000	General Electric Capital Corp	4.650	10/17/21	310,971
300,000	General Motors Financial Co, Inc	2.650	04/13/20	298,798
100,000	General Motors Financial Co, Inc	2.450	11/06/20	98,807
300,000	General Motors Financial Co, Inc	4.200	03/01/21	304,333
400,000	General Motors Financial Co, Inc	3.550	04/09/21	402,122
250,000	General Motors Financial Co, Inc	4.200	11/06/21	254,772
1,200,000	Goldman Sachs Group, Inc	2.300	12/13/19	1,196,030
200,000	Goldman Sachs Group, Inc	2.600	12/27/20	198,941
300,000	Goldman Sachs Group, Inc	2.875	02/25/21	300,176
1,000,000	Goldman Sachs Group, Inc	5.750	01/24/22	1,072,784
500,000	Goldman Sachs Group, Inc	2.876	10/31/22	495,892
150,000	IBM Credit LLC	3.450	11/30/20	151,803
250,000	IBM Credit LLC	2.650	02/05/21	249,714
150,000	IBM Credit LLC	3.600	11/30/21	153,211
300,000	Intercontinental Exchange, Inc	2.750	12/01/20	300,404
750,000	Morgan Stanley	2.800	06/16/20	750,653
800,000	Morgan Stanley	5.500	07/28/21	847,139
500,000	Morgan Stanley	2.750	05/19/22	497,140
116,000	Nomura Holdings, Inc	6.700	03/04/20	119,969
100,000	Oesterreichische Kontrollbank AG.	1.125	04/26/19	99,901
250,000	Oesterreichische Kontrollbank AG.	1.500	10/21/20	245,863
125,000	Oesterreichische Kontrollbank AG.	2.875	09/07/21	126,524
250,000	Oesterreichische Kontrollbank AG.	2.625	01/31/22	251,886
100,000	PACCAR Financial Corp	1.950	02/27/20	99,378
100,000	PACCAR Financial Corp	3.150	08/09/21	101,222
100,000	PACCAR Financial Corp	2.850	03/01/22	100,819
400,000	Shire Acquisitions Investments Ireland DAC	1.900	09/23/19	398,270
261

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$300,000	State Street Corp	2.550%	08/18/20	$299,865
100,000	Toyota Motor Credit Corp	1.550	10/18/19	99,412
350,000	Toyota Motor Credit Corp	1.950	04/17/20	347,690
100,000	Toyota Motor Credit Corp	3.050	01/08/21	100,856
200,000	Toyota Motor Credit Corp	2.950	04/13/21	201,383
200,000	Toyota Motor Credit Corp	3.400	09/15/21	204,137
250,000	Toyota Motor Credit Corp	2.600	01/11/22	250,170
200,000	Unilever Capital Corp	2.750	03/22/21	200,738
100,000	Unilever Capital Corp	3.000	03/07/22	101,015
900,000	Wells Fargo & Co	2.600	07/22/20	898,728
300,000	Wells Fargo & Co	3.000	01/22/21	301,323
	TOTAL DIVERSIFIED FINANCIALS			24,098,761

ENERGY - 1.6%
160,000	Anadarko Petroleum Corp	4.850	03/15/21	165,885
400,000	BP Capital Markets plc	2.315	02/13/20	399,013
400,000	BP Capital Markets plc	3.561	11/01/21	408,284
200,000	Chevron Corp	1.961	03/03/20	198,681
100,000	Chevron Corp	1.991	03/03/20	99,458
300,000	Chevron Corp	2.427	06/24/20	299,532
500,000	Chevron Corp	2.498	03/03/22	500,238
100,000	Enbridge Energy Partners LP	4.375	10/15/20	102,188
200,000	Energy Transfer Partners LP	4.150	10/01/20	203,243
300,000	Energy Transfer Partners LP	5.200	02/01/22	315,177
200,000	Enterprise Products Operating LLC	5.200	09/01/20	206,691
100,000	Enterprise Products Operating LLC	2.800	02/15/21	100,072
100,000	Enterprise Products Operating LLC	3.500	02/01/22	101,944
100,000	EOG Resources, Inc	2.450	04/01/20	99,591
200,000	EOG Resources, Inc	4.100	02/01/21	204,744
100,000	EQT Corp	2.500	10/01/20	98,685
150,000	Exxon Mobil Corp	1.912	03/06/20	149,098
200,000	Exxon Mobil Corp	2.222	03/01/21	199,123
100,000	Husky Energy, Inc	3.950	04/15/22	102,343
250,000	Kinder Morgan, Inc	3.950	09/01/22	256,913
400,000	Magellan Midstream Partners LP	4.250	02/01/21	409,666
200,000	Marathon Petroleum Corp	5.125	03/01/21	208,180
100,000	Occidental Petroleum Corp	3.125	02/15/22	101,423
1,000,000	Petroleos Mexicanos	6.375	02/04/21	1,037,000
250,000	Sabine Pass Liquefaction LLC	5.625	02/01/21	259,758
150,000	Shell International Finance BV	4.375	03/25/20	152,585
250,000	Shell International Finance BV	1.875	05/10/21	246,611
300,000	Total Capital International S.A.	2.875	02/17/22	302,576
300,000	Total Capital S.A.	4.450	06/24/20	306,714
200,000	Williams Partners LP	5.250	03/15/20	204,245
500,000	Williams Partners LP	3.600	03/15/22	507,162
	TOTAL ENERGY			7,946,823

FOOD & STAPLES RETAILING - 0.5%
400,000	Costco Wholesale Corp	2.150	05/18/21	397,910
300,000	CVS Health Corp	3.125	03/09/20	300,827
350,000	CVS Health Corp	2.800	07/20/20	349,678
375,000	CVS Health Corp	3.350	03/09/21	378,055
262

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$200,000		Walgreens Boots Alliance, Inc	3.300%	11/18/21	$202,304
100,000		Walmart, Inc	2.850	06/23/20	100,453
450,000		Walmart, Inc	1.900	12/15/20	446,173
200,000		Walmart, Inc	3.125	06/23/21	202,842
		TOTAL FOOD & STAPLES RETAILING			2,378,242

FOOD, BEVERAGE & TOBACCO - 1.0%
200,000		Altria Group, Inc	4.750	05/05/21	207,891
150,000		Altria Group, Inc	3.490	02/14/22	152,415
500,000		Anheuser-Busch InBev Worldwide, Inc	3.750	01/15/22	515,207
100,000		Archer-Daniels-Midland Co	3.375	03/15/22	102,266
100,000		BAT Capital Corp	2.297	08/14/20	99,021
200,000		Bunge Ltd	3.500	11/24/20	200,993
200,000		Campbell Soup Co	3.300	03/15/21	201,280
300,000		Coca-Cola Co	3.150	11/15/20	302,588
450,000		Coca-Cola Co	1.550	09/01/21	439,765
200,000		Coca-Cola Femsa SAB de C.V.	4.625	02/15/20	203,171
100,000		ConAgra Brands, Inc	3.800	10/22/21	101,856
100,000		Constellation Brands, Inc	2.000	11/07/19	99,453
100,000		Constellation Brands, Inc	2.250	11/06/20	98,997
200,000		Diageo Capital plc	3.000	05/18/20	200,667
100,000		General Mills, Inc	3.200	04/16/21	100,884
100,000		Hershey Co	2.900	05/15/20	100,649
100,000		Hershey Co	3.100	05/15/21	101,015
100,000		Kellogg Co	3.250	05/14/21	101,064
200,000	g	Keurig Dr Pepper, Inc	3.551	05/25/21	202,179
300,000		Kraft Heinz Foods Co	2.800	07/02/20	299,551
100,000		Kraft Heinz Foods Co	3.375	06/15/21	100,836
138,000		Mead Johnson Nutrition Co	3.000	11/15/20	138,338
100,000		Molson Coors Brewing Co	2.250	03/15/20	99,360
100,000		Mondelez International, Inc	3.000	05/07/20	100,275
100,000		PepsiCo, Inc	1.350	10/04/19	99,394
300,000		PepsiCo, Inc	3.125	11/01/20	303,066
200,000		PepsiCo, Inc	2.000	04/15/21	198,321
100,000		Philip Morris International, Inc	1.875	11/01/19	99,447
200,000		Reynolds American, Inc	3.250	06/12/20	200,305
		TOTAL FOOD, BEVERAGE & TOBACCO			5,170,254

HEALTH CARE EQUIPMENT & SERVICES - 0.7%
100,000		Anthem, Inc	2.500	11/21/20	99,503
400,000		Becton Dickinson and Co	2.404	06/05/20	397,172
250,000		Coventry Health Care, Inc	5.450	06/15/21	261,372
100,000		Express Scripts Holding Co	2.600	11/30/20	99,585
200,000	g	Halfmoon Parent, Inc	3.200	09/17/20	200,960
300,000	g	Halfmoon Parent, Inc	3.400	09/17/21	303,201
200,000		HCA, Inc	5.875	03/15/22	214,862
100,000		Laboratory Corp of America Holdings	2.625	02/01/20	99,786
100,000		McKesson Corp	3.650	11/30/20	101,223
500,000		Medtronic, Inc	3.150	03/15/22	509,331
200,000		Quest Diagnostics, Inc	2.500	03/30/20	199,340
100,000		Stryker Corp	2.625	03/15/21	99,711
263

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$300,000		Thermo Fisher Scientific, Inc	3.300%	02/15/22	$303,953
200,000		UnitedHealth Group, Inc	2.700	07/15/20	200,435
100,000		UnitedHealth Group, Inc	1.950	10/15/20	99,000
200,000		UnitedHealth Group, Inc	3.150	06/15/21	202,193
100,000		Zimmer Holdings, Inc	2.700	04/01/20	99,755
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			3,491,382

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
200,000		Ecolab, Inc	4.350	12/08/21	208,749
100,000		Estee Lauder Cos, Inc	1.800	02/07/20	99,287
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			308,036

INSURANCE - 0.4%
300,000		American International Group, Inc	3.300	03/01/21	301,922
300,000		Aon plc	2.800	03/15/21	299,415
200,000		Chubb INA Holdings, Inc	2.300	11/03/20	199,033
300,000		Cigna Holding Co	4.000	02/15/22	308,377
260,000		Hartford Financial Services Group, Inc	5.500	03/30/20	266,701
100,000		Humana, Inc	2.500	12/15/20	99,252
100,000		Marsh & McLennan Cos, Inc	3.500	12/29/20	101,332
100,000		MetLife, Inc	4.750	02/08/21	103,635
100,000		Prudential Financial, Inc	2.350	08/15/19	99,819
200,000		Travelers Cos, Inc	3.900	11/01/20	204,098
100,000		WR Berkley Corp	5.375	09/15/20	102,854
		TOTAL INSURANCE			2,086,438

MATERIALS - 0.4%
100,000		3M Co	3.000	09/14/21	101,181
100,000		3M Co	2.750	03/01/22	100,849
200,000		ArcelorMittal	5.500	03/01/21	208,970
275,000		Dow Chemical Co	4.250	11/15/20	280,256
100,000		Eastman Chemical Co	3.500	12/01/21	101,526
300,000		EI du Pont de Nemours & Co	2.200	05/01/20	298,931
100,000		International Flavors & Fragrances, Inc	3.400	09/25/20	100,613
500,000		LyondellBasell Industries NV	6.000	11/15/21	534,864
200,000		Newmont Mining Corp	3.500	03/15/22	202,824
100,000		Packaging Corp of America	2.450	12/15/20	99,328
100,000		Praxair, Inc	2.250	09/24/20	99,517
100,000		Sherwin-Williams Co	2.250	05/15/20	99,415
		TOTAL MATERIALS			2,228,274

MEDIA & ENTERTAINMENT - 0.8%
200,000		Charter Communications Operating LLC	3.579	07/23/20	201,474
100,000		Comcast Corp	5.150	03/01/20	102,193
200,000		Comcast Corp	3.300	10/01/20	201,908
150,000		Comcast Corp	3.450	10/01/21	152,989
300,000		Comcast Corp	1.625	01/15/22	291,686
300,000		Discovery Communications LLC	5.050	06/01/20	306,855
100,000	g	Fox Corp	3.666	01/25/22	101,998
264

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$100,000		Interpublic Group of Cos, Inc	3.500%	10/01/20	$100,874
100,000		Interpublic Group of Cos, Inc	3.750	10/01/21	101,758
500,000		NBC Universal Media LLC	5.150	04/30/20	512,594
200,000		Omnicom Group, Inc	4.450	08/15/20	204,309
250,000		Time Warner Cable, Inc	4.000	09/01/21	254,129
500,000		Time Warner, Inc	3.400	06/15/22	506,866
100,000		Walt Disney Co	1.950	03/04/20	99,329
200,000		Walt Disney Co	1.800	06/05/20	198,153
200,000	g	Walt Disney Co	4.500	02/15/21	206,787
300,000		Walt Disney Co	2.550	02/15/22	299,995
		TOTAL MEDIA & ENTERTAINMENT			3,843,897

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.4%
200,000		Abbott Laboratories	2.900	11/30/21	200,878
450,000		AbbVie, Inc	2.500	05/14/20	448,647
400,000		AbbVie, Inc	3.375	11/14/21	404,498
500,000		Actavis Funding SCS	3.000	03/12/20	499,701
300,000		Actavis Funding SCS	3.450	03/15/22	302,623
200,000		Amgen, Inc	2.125	05/01/20	199,254
150,000		Amgen, Inc	2.200	05/11/20	149,285
500,000		Amgen, Inc	3.875	11/15/21	513,522
200,000		AstraZeneca plc	2.375	11/16/20	198,856
200,000		Biogen, Inc	2.900	09/15/20	199,948
500,000		Celgene Corp	2.875	02/19/21	499,488
200,000		Gilead Sciences, Inc	2.550	09/01/20	199,756
300,000		Gilead Sciences, Inc	4.400	12/01/21	311,810
200,000		GlaxoSmithKline Capital plc	3.125	05/14/21	201,853
500,000		GlaxoSmithKline Capital plc	2.875	06/01/22	502,832
100,000		Johnson & Johnson	1.950	11/10/20	99,255
250,000		Johnson & Johnson	1.650	03/01/21	246,036
100,000		Merck & Co, Inc	1.850	02/10/20	99,353
300,000		Merck & Co, Inc	3.875	01/15/21	306,380
200,000		Mylan NV	3.750	12/15/20	201,838
100,000		Pfizer, Inc	3.000	09/15/21	101,359
500,000		Pfizer, Inc	2.800	03/11/22	504,590
300,000		Sanofi	4.000	03/29/21	307,904
125,000	g	Takeda Pharmaceutical Co Ltd	3.800	11/26/20	126,861
100,000	g	Takeda Pharmaceutical Co Ltd	4.000	11/26/21	102,564
100,000		Zoetis, Inc	3.250	08/20/21	100,644
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			7,029,735

REAL ESTATE - 0.4%
250,000		American Tower Corp	3.300	02/15/21	252,367
500,000		American Tower Corp	4.700	03/15/22	523,264
200,000		Boston Properties LP	4.125	05/15/21	204,866
200,000		Digital Realty Trust LP	3.400	10/01/20	201,443
400,000		ERP Operating LP	4.750	07/15/20	408,362
100,000		Simon Property Group LP	2.500	09/01/20	99,820
300,000		Simon Property Group LP	3.375	03/15/22	305,256
		TOTAL REAL ESTATE			1,995,378
265

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
RETAILING - 0.4%
$100,000		Amazon.com, Inc	1.900%	08/21/20	$99,188
100,000		AutoZone, Inc	4.000	11/15/20	101,221
350,000		Home Depot, Inc	1.800	06/05/20	347,453
200,000		Home Depot, Inc	3.250	03/01/22	204,602
400,000		Lowe’s Cos, Inc	3.750	04/15/21	407,694
200,000		Macy’s Retail Holdings, Inc	3.875	01/15/22	202,007
200,000		Nordstrom, Inc	4.000	10/15/21	204,644
250,000		Target Corp	2.900	01/15/22	253,324
		TOTAL RETAILING			1,820,133

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%
100,000		Analog Devices, Inc	2.950	01/12/21	100,300
350,000	g	Broadcom, Inc	3.125	04/15/21	349,587
500,000	g	Broadcom, Inc	3.125	10/15/22	497,715
100,000		Intel Corp	1.850	05/11/20	99,231
200,000		Intel Corp	2.450	07/29/20	199,766
350,000		Intel Corp	1.700	05/19/21	344,048
200,000		Texas Instruments, Inc	1.750	05/01/20	198,444
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			1,789,091

SOFTWARE & SERVICES - 0.5%
300,000		Automatic Data Processing, Inc	2.250	09/15/20	298,326
100,000		Baidu, Inc	3.000	06/30/20	99,946
100,000		DXC Technology Co	2.875	03/27/20	99,938
100,000		Fidelity National Information Services, Inc	2.250	08/15/21	98,253
200,000		Fiserv, Inc	3.500	10/01/22	202,645
500,000		Microsoft Corp	2.000	11/03/20	496,518
200,000		Microsoft Corp	2.400	02/06/22	199,831
500,000		Oracle Corp	3.875	07/15/20	508,480
400,000		Oracle Corp	1.900	09/15/21	393,500
100,000		VMware, Inc	2.300	08/21/20	99,086
		TOTAL SOFTWARE & SERVICES			2,496,523

TECHNOLOGY HARDWARE & EQUIPMENT - 0.9%
100,000		Amphenol Corp	2.200	04/01/20	99,364
100,000		Apple, Inc	1.800	11/13/19	99,682
100,000		Apple, Inc	1.900	02/07/20	99,533
100,000		Apple, Inc	1.800	05/11/20	99,231
100,000		Apple, Inc	2.000	11/13/20	99,292
400,000		Apple, Inc	2.250	02/23/21	398,411
250,000		Apple, Inc	1.550	08/04/21	244,835
200,000		Apple, Inc	2.150	02/09/22	198,008
100,000		Broadcom Corp	2.200	01/15/21	98,446
500,000		Broadcom Corp	3.000	01/15/22	498,000
500,000		Cisco Systems, Inc	2.450	06/15/20	499,253
250,000		Cisco Systems, Inc	1.850	09/20/21	245,844
500,000	g	Dell International LLC	4.420	06/15/21	513,058
300,000		Hewlett Packard Enterprise Co	3.600	10/15/20	302,799
100,000		Hewlett Packard Enterprise Co	3.500	10/05/21	101,333
266

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$300,000	Hewlett-Packard Co	4.650%	12/09/21	$312,831
250,000	L-3 Technologies, Inc	4.950	02/15/21	258,314
100,000	QUALCOMM, Inc	2.250	05/20/20	99,592
	TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			4,267,826

TELECOMMUNICATION SERVICES - 0.6%
200,000	Alibaba Group Holding Ltd	3.125	11/28/21	201,328
250,000	America Movil SAB de C.V.	5.000	03/30/20	254,742
200,000	AT&T, Inc	2.450	06/30/20	199,148
900,000	AT&T, Inc	3.200	03/01/22	908,053
300,000	Orange S.A.	1.625	11/03/19	298,055
250,000	Telefonica Emisiones SAU	5.134	04/27/20	255,799
750,000	Verizon Communications, Inc	3.125	03/16/22	758,483
	TOTAL TELECOMMUNICATION SERVICES			2,875,608

TRANSPORTATION - 0.4%
200,000	Boeing Co	1.650	10/30/20	196,529
100,000	Delta Air Lines, Inc	2.875	03/13/20	99,817
100,000	Delta Air Lines, Inc	2.600	12/04/20	99,378
100,000	Delta Air Lines, Inc	3.400	04/19/21	100,425
100,000	FedEx Corp	2.300	02/01/20	99,573
100,000	FedEx Corp	3.400	01/14/22	101,365
200,000	Northrop Grumman Corp	2.080	10/15/20	198,157
250,000	Ryder System, Inc	2.500	05/11/20	249,275
200,000	Ryder System, Inc	3.500	06/01/21	202,468
250,000	Union Pacific Corp	2.250	06/19/20	248,936
100,000	Union Pacific Corp	3.200	06/08/21	101,022
200,000	Union Pacific Corp	2.950	03/01/22	201,639
300,000	United Parcel Service, Inc	2.050	04/01/21	297,397
	TOTAL TRANSPORTATION			2,195,981

UTILITIES - 1.1%
100,000	Berkshire Hathaway Energy Co	2.375	01/15/21	99,582
100,000	CenterPoint Energy, Inc	3.600	11/01/21	101,500
200,000	Commonwealth Edison Co	4.000	08/01/20	203,117
100,000	Consolidated Edison, Inc	2.000	03/15/20	99,144
400,000	Dominion Energy, Inc	2.579	07/01/20	397,831
250,000	Dominion Gas Holdings LLC	2.800	11/15/20	249,987
300,000	Duke Energy Carolinas LLC	4.300	06/15/20	305,945
100,000	Duke Energy Carolinas LLC	3.350	05/15/22	103,062
200,000	Duke Energy Corp	1.800	09/01/21	195,208
100,000	Edison International	2.125	04/15/20	99,239
200,000	Emera US Finance LP	2.700	06/15/21	198,222
100,000	Eversource Energy	2.500	03/15/21	99,431
300,000	Exelon Corp	3.497	06/01/22	303,147
200,000	Exelon Generation Co LLC	2.950	01/15/20	199,776
100,000	Georgia Power Co	2.000	03/30/20	99,224
100,000	Georgia Power Co	2.000	09/08/20	99,087
200,000	LG&E and KU Energy LLC	3.750	11/15/20	202,225
100,000	Nevada Power Co	2.750	04/15/20	100,111
200,000	NextEra Energy Capital Holdings, Inc	3.342	09/01/20	201,482
500,000	NextEra Energy Capital Holdings, Inc	2.900	04/01/22	500,594
267

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$100,000	Northern States Power Co	2.200%	08/15/20	$99,531
200,000	Ohio Power Co	5.375	10/01/21	213,056
100,000	Pinnacle West Capital Corp	2.250	11/30/20	98,941
100,000	Public Service Enterprise Group, Inc	1.600	11/15/19	99,280
200,000	Public Service Enterprise Group, Inc	2.000	11/15/21	194,219
200,000	Sempra Energy	2.400	02/01/20	199,100
300,000	Southern Co	2.350	07/01/21	296,535
100,000	Southern Power Co	1.950	12/15/19	99,341
100,000	WEC Energy Group, Inc	3.375	06/15/21	101,199
300,000	WEC Energy Group, Inc	3.100	03/08/22	302,454
100,000	Wisconsin Public Service Corp	3.350	11/21/21	101,693
	TOTAL UTILITIES			5,663,263

	TOTAL CORPORATE BONDS			120,929,237
	(Cost $120,612,378)

GOVERNMENT BONDS - 74.9%

AGENCY SECURITIES - 4.2%
1,000,000	Federal Farm Credit Bank (FFCB)	2.375	03/27/20	1,002,055
500,000	Federal Home Loan Bank (FHLB)	2.125	02/11/20	498,597
2,400,000	FHLB	1.875	03/13/20	2,386,812
3,000,000	FHLB	2.625	05/28/20	3,006,740
250,000	FHLB	2.625	10/01/20	251,026
750,000	FHLB	1.125	07/14/21	730,381
3,000,000	FHLB	3.000	10/12/21	3,054,449
1,500,000	Federal Home Loan Mortgage Corp (FHLMC)	1.875	11/17/20	1,488,362
2,500,000	FHLMC	2.375	01/13/22	2,508,929
3,000,000	Federal National Mortgage Association (FNMA)	1.500	11/30/20	2,958,305
1,500,000	FNMA	2.625	01/11/22	1,514,019
500,000	Hashemite Kingdom of Jordan Government AID Bond	2.578	06/30/22	504,151
300,000	Private Export Funding Corp (PEFCO)	1.450	08/15/19	298,811
250,000	Tennessee Valley Authority (TVA)	2.250	03/15/20	249,446
200,000	Ukraine Government AID Bonds	1.847	05/29/20	199,174
	TOTAL AGENCY SECURITIES			20,651,257

FOREIGN GOVERNMENT BONDS - 7.2%
200,000	African Development Bank	1.875	03/16/20	198,841
150,000	African Development Bank	2.625	03/22/21	150,698
500,000	African Development Bank	2.375	09/23/21	500,435
300,000	Asian Development Bank	1.750	01/10/20	298,228
1,500,000	Asian Development Bank	1.375	03/23/20	1,484,527
500,000	Asian Development Bank	1.625	03/16/21	492,768
400,000	Canada Government International Bond	2.625	01/25/22	404,102
100,000	Corp Andina de Fomento	2.200	07/18/20	98,964
200,000	Corp Andina de Fomento	3.250	02/11/22	200,740
400,000	Council of Europe Development Bank	1.625	03/16/21	394,147
600,000	European Bank for Reconstruction & Development	1.750	11/26/19	596,826
300,000	European Bank for Reconstruction & Development	2.750	04/26/21	302,289
1,200,000	European Investment Bank	1.625	08/14/20	1,187,236
2,000,000	European Investment Bank	2.875	09/15/20	2,012,819
268

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$2,000,000	European Investment Bank	2.375%	05/13/21	$1,999,206
500,000	European Investment Bank	2.625	05/20/22	504,547
100,000	Export Development Canada	1.625	01/17/20	99,342
100,000	Export Development Canada	1.625	06/01/20	99,097
250,000	Export Development Canada	2.000	11/30/20	248,426
200,000	Export-Import Bank of Korea	1.750	05/26/19	199,756
250,000	Export-Import Bank of Korea	2.500	11/01/20	249,293
250,000	Export-Import Bank of Korea	3.500	11/27/21	254,358
200,000	FMS Wertmanagement AoeR	1.000	08/16/19	198,853
350,000	FMS Wertmanagement AoeR	1.750	01/24/20	347,955
250,000	Hungary Government International Bond	5.750	11/22/23	276,733
1,636,000	Inter-American Development Bank	1.375	07/15/20	1,614,979
200,000	Inter-American Development Bank	2.625	04/19/21	201,030
1,200,000	International Bank for Reconstruction & Development	1.875	04/21/20	1,192,936
200,000	International Bank for Reconstruction & Development	1.625	09/04/20	197,864
1,000,000	International Bank for Reconstruction & Development	1.625	03/09/21	986,318
750,000	International Bank for Reconstruction & Development	1.375	05/24/21	734,818
500,000	International Bank for Reconstruction & Development	2.000	01/26/22	496,118
2,000,000	International Bank for Reconstruction & Development	1.625	02/10/22	1,962,582
500,000	International Finance Corp	1.750	03/30/20	496,277
500,000	International Finance Corp	2.250	01/25/21	498,925
400,000	Japan Bank for International Cooperation	2.250	02/24/20	399,009
100,000	Japan Bank for International Cooperation	2.125	06/01/20	99,525
150,000	Japan Bank for International Cooperation	2.125	07/21/20	149,289
200,000	Japan Bank for International Cooperation	2.125	11/16/20	198,702
1,000,000	Japan Bank for International Cooperation	1.500	07/21/21	978,556
350,000	Korea Development Bank	3.000	03/19/22	351,927
1,400,000	Kreditanstalt fuer Wiederaufbau	4.000	01/27/20	1,417,367
350,000	Kreditanstalt fuer Wiederaufbau	1.750	03/31/20	347,581
1,500,000	Kreditanstalt fuer Wiederaufbau	1.875	06/30/20	1,490,177
100,000	Kreditanstalt fuer Wiederaufbau	2.750	10/01/20	100,515
100,000	Kreditanstalt fuer Wiederaufbau	1.875	12/15/20	99,137
2,000,000	Kreditanstalt fuer Wiederaufbau	2.625	04/12/21	2,009,880
500,000	Kreditanstalt fuer Wiederaufbau	2.500	02/15/22	502,521
1,000,000	Kreditanstalt fuer Wiederaufbau	2.125	03/07/22	995,002
300,000	Mexico Government International Bond	3.500	01/21/21	303,645
100,000	Nordic Investment Bank	2.250	02/01/21	99,719
500,000	Nordic Investment Bank	2.250	09/30/21	498,725
200,000	Poland Government International Bond	6.375	07/15/19	202,003
500,000	Poland Government International Bond	5.000	03/23/22	530,073
200,000	Province of Alberta Canada	1.900	12/06/19	199,083
1,200,000	Province of Ontario Canada	4.400	04/14/20	1,222,306
750,000	Province of Ontario Canada	2.250	05/18/22	744,212
200,000	Province of Quebec Canada	3.500	07/29/20	202,636
300,000	Province of Quebec Canada	2.375	01/31/22	299,322
200,000	Republic of Hungary International Bond	6.250	01/29/20	205,707
200,000	Republic of the Philippines Interational Bond	6.500	01/20/20	205,745
200,000	Svensk Exportkredit AB	1.750	05/18/20	198,440
200,000	Svensk Exportkredit AB	1.750	08/28/20	198,085
200,000	Svensk Exportkredit AB	2.875	05/22/21	201,861
100,000	Svensk Exportkredit AB	3.125	11/08/21	101,819
	TOTAL FOREIGN GOVERNMENT BONDS			35,734,602
269

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
MUNICIPAL BONDS - 0.0%
$100,000	Florida State Board of Administration Finance Corp	2.163%	07/01/19	$99,894
	TOTAL MUNICIPAL BONDS			99,894

U.S. TREASURY SECURITIES - 63.5%
14,500,000	United States Treasury Note	2.500	05/31/20	14,519,824
7,000,000	United States Treasury Note	2.500	06/30/20	7,009,844
7,700,000	United States Treasury Note	1.500	07/15/20	7,615,481
2,200,000	United States Treasury Note	2.625	07/31/20	2,207,219
9,200,000	United States Treasury Note	1.500	08/15/20	9,091,109
17,000,000	United States Treasury Note	2.625	08/31/20	17,061,117
5,750,000	United States Treasury Note	1.375	09/15/20	5,671,611
15,000,000	United States Treasury Note	2.750	09/30/20	15,087,891
7,450,000	United States Treasury Note	1.625	10/15/20	7,369,389
2,000,000	United States Treasury Note	2.875	10/31/20	2,016,484
8,500,000	United States Treasury Note	1.750	11/15/20	8,421,641
2,000,000	United States Treasury Note	2.750	11/30/20	2,013,750
6,250,000	United States Treasury Note	1.875	12/15/20	6,203,613
7,000,000	United States Treasury Note	2.500	12/31/20	7,022,148
9,900,000	United States Treasury Note	2.000	01/15/21	9,847,020
2,500,000	United States Treasury Note	2.500	01/31/21	2,509,180
15,500,000	United States Treasury Note	2.250	02/15/21	15,486,074
5,900,000	United States Treasury Note	2.500	02/28/21	5,923,738
7,000,000	United States Treasury Note	2.375	03/15/21	7,012,852
22,500,000	United States Treasury Note	2.250	03/31/21	22,492,969
5,150,000	United States Treasury Note	2.375	04/15/21	5,160,260
11,600,000	United States Treasury Note	2.625	05/15/21	11,683,375
10,250,000	United States Treasury Note	2.625	06/15/21	10,332,481
16,250,000	United States Treasury Note	2.625	07/15/21	16,382,031
12,250,000	United States Treasury Note	2.750	08/15/21	12,388,769
11,500,000	United States Treasury Note	2.750	09/15/21	11,637,910
9,000,000	United States Treasury Note	2.875	10/15/21	9,138,867
17,750,000	United States Treasury Note	2.875	11/15/21	18,032,891
14,250,000	United States Treasury Note	2.625	12/15/21	14,397,510
20,500,000	United States Treasury Note	2.500	01/15/22	20,645,742
1,000,000	United States Treasury Note	2.500	02/15/22	1,007,617
10,000,000	United States Treasury Note	2.375	03/15/22	10,046,875
	TOTAL U.S. TREASURY SECURITIES			315,437,282

	TOTAL GOVERNMENT BONDS			371,923,035
	(Cost $370,599,679)

	TOTAL BONDS			492,852,272
	(Cost $491,212,057)
270

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 0.7%

GOVERNMENT AGENCY DEBT - 0.7%
$3,500,000	Federal Home Loan Bank (FHLB)	2.250%	04/01/19	$3,500,000
	TOTAL GOVERNMENT AGENCY DEBT			3,500,000

	TOTAL SHORT-TERM INVESTMENTS			3,500,000
	(Cost $3,500,000)

	TOTAL INVESTMENTS - 100.0%			496,352,272
	(Cost $494,712,057)
	OTHER ASSETS & LIABILITIES, NET - (0.0%)			(200,400)
	NET ASSETS - 100.0%			$496,151,872

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2019, the aggregate value of these securities was $2,604,910 or 0.5% of net assets.
271

TIAA-CREF FUNDS - Social Choice Bond Fund

TIAA-CREF FUNDS

SOCIAL CHOICE BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2019

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 0.7%

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
$3,457,625	i	United Rentals North America, Inc	LIBOR 1 M + 1.750%	4.250%	10/31/25	$3,440,959
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				3,440,959

CONSUMER DURABLES & APPAREL - 0.0%
445,500	i	Hanesbrands, Inc	LIBOR 1 M + 1.750%	4.240	12/16/24	443,459
		TOTAL CONSUMER DURABLES & APPAREL				443,459

ENERGY - 0.2%
7,325,518	i	TerraForm Power Operating LLC	LIBOR 1 M + 2.000%	4.500	11/08/22	7,133,223
		TOTAL ENERGY				7,133,223

MATERIALS - 0.1%
3,006,805	i	H.B. Fuller Co	LIBOR 1 M + 2.000%	4.490	10/21/24	2,949,496
		TOTAL MATERIALS				2,949,496

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
4,242,022	i	MTS Systems Corp	LIBOR 1 M + 3.250%	5.740	07/05/23	4,199,601
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				4,199,601

UTILITIES - 0.2%
4,462,182	i	ExGen Renewables IV LLC	LIBOR 3 M + 3.000%	5.630	11/28/24	4,172,140
1,684,602	†,i	Terra-Gen Finance Co LLC	LIBOR 1 M + 4.250%	6.749	12/09/21	1,507,719
		TOTAL UTILITIES				5,679,859

		TOTAL BANK LOAN OBLIGATIONS				23,846,597
		(Cost $24,561,908)

BONDS - 96.0%

CORPORATE BONDS - 38.6%

AUTOMOBILES & COMPONENTS - 0.9%
1,000,000		Aptiv plc		4.250	01/15/26	1,030,922
6,675,000		Aptiv plc		5.400	03/15/49	6,899,167
7,125,000	g,i	Harley-Davidson Financial Services, Inc	LIBOR 3 M + 0.940%	3.555	03/02/21	7,123,812
10,000,000	g	Harley-Davidson Financial Services, Inc		4.050	02/04/22	10,112,805
5,000,000		Magna International, Inc		3.625	06/15/24	5,089,045
		TOTAL AUTOMOBILES & COMPONENTS				30,255,751

BANKS - 9.5%
6,200,000		Bank of America Corp		2.151	11/09/20	6,137,516
5,000,000	i	Bank of Montreal	LIBOR 3 M + 0.250%	2.851	09/11/19	5,004,539
3,000,000	g	Bank of Montreal		2.500	01/11/22	2,984,772
5,000,000	i	Bank of Montreal	LIBOR 3 M + 0.630%	3.231	09/11/22	5,008,500
272

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$3,000,000	g	Bank of Nova Scotia		1.875%	09/20/21	$2,944,740
10,000,000		BB&T Corp		3.700	06/05/25	10,380,123
12,000,000		BB&T Corp		3.875	03/19/29	12,133,723
10,000,000	g	BNG Bank NV		3.125	11/08/21	10,185,131
7,500,000	g	BNG Bank NV		2.625	02/27/24	7,569,710
5,000,000	i	Citizens Bank NA	LIBOR 3 M + 0.540%	3.155	03/02/20	5,006,585
250,000	i	Citizens Bank NA	LIBOR 3 M + 0.570%	3.216	05/26/20	250,235
500,000	i	Citizens Bank NA	LIBOR 3 M + 0.810%	3.456	05/26/22	499,331
3,800,000		Citizens Bank NA		3.750	02/18/26	3,873,126
1,125,000		Citizens Financial Group, Inc		2.375	07/28/21	1,109,981
250,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA		3.950	11/09/22	254,676
6,000,000	i	Cooperatieve Rabobank UA	LIBOR 3 M + 0.430%	3.195	04/26/21	6,016,897
1,850,000		Cooperatieve Rabobank UA		2.750	01/10/22	1,848,803
5,000,000	i	Cooperatieve Rabobank UA	LIBOR 3 M + 0.480%	3.263	01/10/23	4,961,041
3,037,000		Cooperatieve Rabobank UA		3.750	07/21/26	2,997,395
3,150,000		Discover Bank		3.350	02/06/23	3,167,435
3,300,000		Discover Bank		3.450	07/27/26	3,198,400
7,800,000		Discover Bank		4.650	09/13/28	8,171,792
9,400,000		Fifth Third Bancorp		3.650	01/25/24	9,631,395
4,500,000		First Abu Dhabi Bank PJSC		3.000	03/30/22	4,450,437
5,000,000		HSBC Holdings plc		3.033	11/22/23	4,975,787
13,875,000	g	ING Groep NV		4.625	01/06/26	14,564,556
500,000	g	Intesa Sanpaolo S.p.A		5.017	06/26/24	483,436
2,500,000	g	Intesa Sanpaolo S.p.A		5.710	01/15/26	2,442,079
8,000,000	i	KeyBank NA	LIBOR 3 M + 0.660%	3.396	02/01/22	8,029,871
10,000,000		KeyCorp		4.100	04/30/28	10,421,518
10,000,000	i	M&T Bank Corp	LIBOR 3 M + 0.680%	3.445	07/26/23	9,987,010
8,280,000	i	Manufacturers & Traders Trust Co	LIBOR 3 M + 0.270%	3.041	01/25/21	8,265,353
1,000,000		Manufacturers & Traders Trust Co		2.900	02/06/25	999,405
3,530,000		Manufacturers & Traders Trust Co		3.400	08/17/27	3,608,693
5,725,000		Mitsubishi UFJ Financial Group, Inc		2.527	09/13/23	5,600,373
10,310,000		People’s United Bank NA		4.000	07/15/24	10,416,843
5,500,000		People’s United Financial, Inc		3.650	12/06/22	5,542,357
5,290,000	i	PNC Bank NA	LIBOR 3 M + 0.250%	3.011	01/22/21	5,284,868
7,750,000		PNC Bank NA		2.700	11/01/22	7,715,297
2,993,000		PNC Bank NA		2.950	01/30/23	2,983,036
10,000,000	i	Regions Bank	LIBOR 3 M + 0.380%	2.972	04/01/21	9,938,710
6,000,000	i	Regions Bank	LIBOR 3 M + 0.500%	3.188	08/13/21	5,969,388
5,000,000		Regions Financial Corp		2.750	08/14/22	4,962,701
2,000,000		Royal Bank of Canada		1.875	02/05/20	1,987,144
3,000,000		Royal Bank of Canada		2.100	10/14/20	2,979,039
10,712,000		SVB Financial Group		3.500	01/29/25	10,587,321
2,500,000		Toronto-Dominion Bank		1.450	08/13/19	2,489,224
3,000,000	g	Toronto-Dominion Bank		1.950	04/02/20	2,980,252
5,000,000		Toronto-Dominion Bank		1.850	09/11/20	4,946,342
6,000,000	i	Toronto-Dominion Bank	LIBOR 3 M + 0.260%	2.875	09/17/20	6,005,114
2,500,000		Toronto-Dominion Bank		1.800	07/13/21	2,449,278
5,000,000		US Bancorp		2.950	07/15/22	5,017,928
10,000,000	i	US Bank NA	LIBOR 3 M + 0.290%	2.931	05/21/21	9,994,085
3,000,000	g	Westpac Banking Corp		2.100	02/25/21	2,971,917
4,850,000		Zions Bancorp NA		3.500	08/27/21	4,901,564
4,400,000		Zions Bancorp NA		3.350	03/04/22	4,438,044
		TOTAL BANKS				301,724,816
273

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
CAPITAL GOODS - 1.1%
$5,000,000		Air Lease Corp		3.875%	07/03/23	$5,056,665
1,000,000		Air Lease Corp		4.250	09/15/24	1,028,350
3,000,000		CNH Industrial Capital LLC		3.875	10/15/21	3,031,800
4,000,000		CNH Industrial Capital LLC		4.200	01/15/24	4,107,355
3,175,000		Ingersoll-Rand Luxembourg Finance S.A.		3.500	03/21/26	3,203,549
8,975,000		Ingersoll-Rand Luxembourg Finance S.A.		3.800	03/21/29	9,111,129
1,000,000		Parker-Hannifin Corp		4.200	11/21/34	1,053,259
500,000		Pentair Finance S.A.		2.650	12/01/19	499,907
1,825,000		Trimble, Inc		4.150	06/15/23	1,858,021
5,000,000		Trimble, Inc		4.900	06/15/28	5,112,833
		TOTAL CAPITAL GOODS				34,062,868

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
7,500,000		Covanta Holding Corp		6.000	01/01/27	7,481,250
2,200,000		Waste Management, Inc		3.900	03/01/35	2,207,600
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				9,688,850

CONSUMER DURABLES & APPAREL - 0.2%
6,950,000		Leggett & Platt, Inc		4.400	03/15/29	7,018,587
		TOTAL CONSUMER DURABLES & APPAREL				7,018,587

CONSUMER SERVICES - 0.9%
4,040,000		Henry J Kaiser Family Foundation		3.356	12/01/25	4,106,248
7,070,000	i	Nature Conservancy	LIBOR 3 M + 1.080%	3.736	02/01/24	7,063,732
3,350,000		New York Public Library Astor Lenox & Tilden Foundations		4.305	07/01/45	3,454,149
100,000		Salvation Army		5.637	09/01/26	111,819
5,000,000		Salvation Army		4.528	09/01/48	5,079,737
3,600,000		Starbucks Corp		2.450	06/15/26	3,410,101
5,000,000		YMCA of Greater New York		5.021	08/01/38	5,407,104
		TOTAL CONSUMER SERVICES				28,632,890

DIVERSIFIED FINANCIALS - 3.2%
10,000,000	i	American Express Co	LIBOR 3 M + 0.750%	3.488	08/03/23	10,001,899
5,000,000		American Express Co		3.000	10/30/24	4,981,687
2,125,000		Bank of New York Mellon Corp		2.661	05/16/23	2,114,794
5,000,000	g	Canadian Imperial Bank of Commerce		3.150	06/27/21	5,061,158
10,000,000	i	Canadian Imperial Bank of Commerce	LIBOR 3 M + 0.660%	3.268	09/13/23	9,993,946
10,000,000		Century Housing Corp		3.995	11/01/21	10,032,401
567,000	g	EDP Finance BV		4.125	01/15/20	569,485
500,000	g	EDP Finance BV		5.250	01/14/21	516,023
5,625,000	g	EDP Finance BV		3.625	07/15/24	5,582,936
5,050,000		Enterprise Community Loan Fund, Inc		4.152	11/01/28	5,102,912
5,250,000		Ford Foundation		3.859	06/01/47	5,319,392
1,500,000		Reinvestment Fund, Inc		3.166	11/01/23	1,491,874
3,000,000		Reinvestment Fund, Inc		3.600	02/15/24	3,023,573
2,500,000		Reinvestment Fund, Inc		3.366	11/01/24	2,486,514
5,000,000		Reinvestment Fund, Inc		3.513	11/01/25	4,958,394
5,000,000		Reinvestment Fund, Inc		3.880	02/15/27	5,060,920
274

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$5,000,000		State Street Corp		2.653%	05/15/23	$4,972,744
5,100,000	g	Swiss Re Finance Luxembourg SA		5.000	04/02/49	5,167,857
15,750,000		Unilever Capital Corp		2.000	07/28/26	14,695,737
		TOTAL DIVERSIFIED FINANCIALS				101,134,246

ENERGY - 2.9%
2,264,000		Apache Corp		3.250	04/15/22	2,266,442
5,000,000		Cenovus Energy, Inc		5.250	06/15/37	4,967,501
1,500,000		Cimarex Energy Co		3.900	05/15/27	1,497,095
2,500,000	g	Colorado Interstate Gas Co LLC		4.150	08/15/26	2,543,186
6,860,087	g	Continental Wind LLC		6.000	02/28/33	7,594,737
10,000,000	i	EQT Corp	LIBOR 3 M + 0.770%	2.103	10/01/20	9,945,998
4,700,000	g	Greenko Dutch BV		4.875	07/24/22	4,626,398
5,000,000	i	Kinder Morgan, Inc	LIBOR 3 M + 1.280%	4.067	01/15/23	5,016,973
8,000,000		National Oilwell Varco, Inc		3.950	12/01/42	6,764,585
4,100,000		ONE Gas, Inc		4.500	11/01/48	4,533,162
1,925,000		ONEOK, Inc		4.000	07/13/27	1,930,412
3,350,000		ONEOK, Inc		4.950	07/13/47	3,307,835
6,100,000	g,i	Phillips 66	LIBOR 3 M + 0.750%	3.537	04/15/20	6,102,095
500,000		Statoil ASA		3.150	01/23/22	509,619
1,000,000		Statoil ASA		2.450	01/17/23	993,263
500,000		Statoil ASA		2.650	01/15/24	497,981
3,000,000		Statoil ASA		3.950	05/15/43	3,086,408
1,175,000	g	Targa Resources Partners LP		6.500	07/15/27	1,267,531
5,000,000	g	TerraForm Power Operating LLC		5.000	01/31/28	4,825,000
7,150,000		Total Capital International S.A.		3.455	02/19/29	7,328,336
6,000,000		Valero Energy Corp		4.350	06/01/28	6,235,408
4,500,000	g	Woodside Finance Ltd		3.700	03/15/28	4,342,887
		TOTAL ENERGY				90,182,852

HEALTH CARE EQUIPMENT & SERVICES - 1.3%
5,000,000	i	Becton Dickinson & Co	LIBOR 3 M + 1.030%	3.638	06/06/22	5,013,258
7,250,000		Becton Dickinson & Co		3.363	06/06/24	7,258,881
4,250,000		Becton Dickinson and Co		4.685	12/15/44	4,392,384
10,000,000	g,i	Halfmoon Parent, Inc	LIBOR 3 M + 0.890%	3.677	07/15/23	9,951,380
9,150,000	g	Halfmoon Parent, Inc		4.800	08/15/38	9,404,710
1,325,000		HCA, Inc		5.625	09/01/28	1,401,188
3,975,000		HCA, Inc		5.875	02/01/29	4,282,864
1,000,000		Laboratory Corp of America Holdings		3.200	02/01/22	1,007,552
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				42,712,217

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
5,900,000		Kimberly-Clark Corp		3.950	11/01/28	6,322,647
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS				6,322,647

INSURANCE - 0.7%
2,000,000	g,i	Cranberry RE Ltd	LIBOR 6 M + 1.600%	4.279	07/13/20	1,976,200
3,000,000	g	Five Corners Funding Trust		4.419	11/15/23	3,168,615
5,000,000		Progressive Corp		3.700	01/26/45	4,870,758
2,000,000		Prudential Financial, Inc		5.375	05/15/45	2,022,660
5,000,000	g	Swiss Re Treasury US Corp		2.875	12/06/22	4,988,080
5,653,000	g	Swiss Re Treasury US Corp		4.250	12/06/42	5,824,465
		TOTAL INSURANCE				22,850,778
275

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
MATERIALS - 2.2%
$4,500,000	i	3M Co	LIBOR 3 M + 0.300%	2.993%	02/14/24	$4,477,640
4,150,000		Commercial Metals Co		5.750	04/15/26	4,139,625
4,500,000		Fibria Overseas Finance Ltd		5.500	01/17/27	4,701,420
1,350,000		International Flavors & Fragrances, Inc		3.400	09/25/20	1,358,277
2,000,000		International Paper Co		5.000	09/15/35	2,094,079
1,184,000		International Paper Co		4.800	06/15/44	1,173,440
5,000,000	g	Inversiones CMPC S.A.		4.375	04/04/27	5,026,934
14,000,000	g	Klabin Austria GmbH		7.000	04/03/49	13,951,000
7,225,000	g	Klabin Finance S.A.		4.875	09/19/27	7,008,250
2,000,000		Nutrien Ltd		3.500	06/01/23	2,017,285
1,000,000		Nutrien Ltd		5.250	01/15/45	1,059,825
2,500,000	g	Sealed Air Corp		5.500	09/15/25	2,631,750
6,350,000		WRKCo, Inc		3.000	09/15/24	6,209,186
4,975,000		WRKCo, Inc		3.750	03/15/25	5,022,557
9,600,000		WRKCo, Inc		4.650	03/15/26	10,190,560
		TOTAL MATERIALS				71,061,828

MEDIA & ENTERTAINMENT - 0.2%
5,000,000	i	Discovery Communications LLC	LIBOR 3 M + 0.710%	3.343	09/20/19	5,007,200
2,725,000		Discovery Communications LLC		5.000	09/20/37	2,653,175
		TOTAL MEDIA & ENTERTAINMENT				7,660,375

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.9%
1,875,000		Bristol-Myers Squibb Co		3.250	08/01/42	1,628,617
5,000,000		Celgene Corp		2.750	02/15/23	4,954,033
5,000,000		Celgene Corp		3.450	11/15/27	4,951,506
4,000,000	i	GlaxoSmithKline Capital plc	LIBOR 3 M + 0.350%	3.043	05/14/21	4,009,880
5,750,000		GlaxoSmithKline Capital plc		3.625	05/15/25	5,952,210
11,500,000		Merck & Co, Inc		3.900	03/07/39	11,857,193
5,674,000	g	Roche Holdings, Inc		2.375	01/28/27	5,442,704
9,550,000	g	Takeda Pharmaceutical Co Ltd		4.400	11/26/23	10,040,369
1,150,000		Zoetis, Inc		3.450	11/13/20	1,160,619
7,200,000	i	Zoetis, Inc	LIBOR 3 M + 0.440%	3.084	08/20/21	7,149,312
4,125,000		Zoetis, Inc		4.450	08/20/48	4,282,452
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				61,428,895

REAL ESTATE - 1.6%
4,000,000		Alexandria Real Estate Equities, Inc		4.000	01/15/24	4,139,057
1,975,000		Brandywine Operating Partnership LP		3.950	02/15/23	2,018,518
4,300,000		Brandywine Operating Partnership LP		3.950	11/15/27	4,280,303
6,325,000		Brixmor Operating Partnership LP		3.900	03/15/27	6,217,707
5,000,000		Digital Realty Trust LP		3.950	07/01/22	5,131,971
4,150,000		Hudson Pacific Properties LP		4.650	04/01/29	4,231,661
4,725,000		Kilroy Realty LP		3.450	12/15/24	4,683,266
11,150,000		Kilroy Realty LP		4.750	12/15/28	11,870,376
8,407,000		Regency Centers LP		3.750	06/15/24	8,546,924
450,000		Washington REIT		4.950	10/01/20	457,387
		TOTAL REAL ESTATE				51,577,170
276

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
$7,050,000		Texas Instruments, Inc		3.875%	03/15/39	$7,312,409
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				7,312,409

TECHNOLOGY HARDWARE & EQUIPMENT - 0.3%
5,000,000		Apple, Inc		3.000	06/20/27	4,982,371
4,206,000		Corning, Inc		4.375	11/15/57	3,919,505
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				8,901,876

TELECOMMUNICATION SERVICES - 1.4%
500,000		CenturyLink, Inc		6.750	12/01/23	521,875
11,000,000		Telefonica Emisiones SAU		5.520	03/01/49	11,528,734
5,000,000	i	Verizon Communications, Inc	LIBOR 3 M + 1.000%	3.615	03/16/22	5,075,000
1,550,000		Verizon Communications, Inc		3.500	11/01/24	1,588,003
11,000,000	i	Verizon Communications, Inc	LIBOR 3 M + 1.100%	3.784	05/15/25	11,001,100
3,000,000		Verizon Communications, Inc		2.625	08/15/26	2,863,278
11,575,000		Verizon Communications, Inc		4.272	01/15/36	11,724,248
		TOTAL TELECOMMUNICATION SERVICES				44,302,238

TRANSPORTATION - 2.6%
2,050,000		CSX Corp		4.250	03/15/29	2,178,730
5,700,000		CSX Corp		4.750	11/15/48	6,193,740
2,450,000		CSX Corp		4.250	11/01/66	2,288,458
5,925,000		Delta Air Lines, Inc		3.625	03/15/22	5,965,684
1,798,508		Delta Air Lines, Inc		4.250	07/30/23	1,848,355
2,850,000		Delta Air Lines, Inc		3.204	04/25/24	2,890,144
3,550,000		Delta Air Lines, Inc		3.404	04/25/24	3,554,446
2,719,235		Delta Air Lines, Inc		3.625	07/30/27	2,776,400
2,500,000		Kansas City Southern		4.300	05/15/43	2,444,751
2,500,000		Kansas City Southern		4.950	08/15/45	2,692,393
6,000,000		Union Pacific Corp		4.375	09/10/38	6,258,963
5,250,000		Union Pacific Corp		4.375	11/15/65	5,088,915
5,835,877		Union Pacific Railroad Co		3.227	05/14/26	5,839,746
11,495,878		Union Pacific Railroad Co		2.695	05/12/27	11,277,683
5,000,000	i	United Parcel Service, Inc	LIBOR 3 M + 0.380%	3.074	05/16/22	5,010,255
7,500,000	i	United Parcel Service, Inc	LIBOR 3 M + 0.450%	3.042	04/01/23	7,515,207
10,000,000		United Parcel Service, Inc		4.250	03/15/49	10,417,275
		TOTAL TRANSPORTATION				84,241,145

UTILITIES - 7.0%
5,000,000		Arizona Public Service Co		3.750	05/15/46	4,801,896
10,000,000		Avangrid, Inc		3.150	12/01/24	9,890,188
10,025,000		Avista Corp		4.350	06/01/48	10,645,777
300,000	g	Azure Power Energy Ltd		5.500	11/03/22	294,785
7,500,000	g	Brooklyn Union Gas Co		4.273	03/15/48	7,757,899
10,000,000	g	Brooklyn Union Gas Co		4.487	03/04/49	10,779,673
4,675,000	g	Clearway Energy Operating LLC		5.750	10/15/25	4,692,531
1,000,000		DTE Electric Co		4.050	05/15/48	1,044,496
12,000,000		DTE Energy Co		2.850	10/01/26	11,437,672
3,000,000	g	Electricite de France S.A.		3.625	10/13/25	3,063,169
277

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$3,600,000	i	Enbridge, Inc	LIBOR 3 M + 0.700%	3.311%	06/15/20	$3,603,060
1,700,000		Fortis, Inc		2.100	10/04/21	1,663,202
2,900,000		Fortis, Inc		3.055	10/04/26	2,776,037
5,482,000		Georgia Power Co		3.250	04/01/26	5,371,414
5,000,000		Interstate Power & Light Co		4.100	09/26/28	5,231,130
7,350,000	g	Korea Hydro & Nuclear Power Co Ltd		3.750	07/25/23	7,573,771
5,000,000		MidAmerican Energy Co		3.100	05/01/27	5,030,820
14,900,000		MidAmerican Energy Co		3.650	04/15/29	15,521,953
5,246,000		MidAmerican Energy Co		3.950	08/01/47	5,362,217
7,400,000		MidAmerican Energy Co		4.250	07/15/49	7,879,385
1,000,000	g	NextEra Energy Operating Partners LP		4.250	09/15/24	992,500
1,875,000	g	NextEra Energy Operating Partners LP		4.500	09/15/27	1,828,125
5,248,000		NorthWestern Corp		4.176	11/15/44	5,359,845
5,000,000	g	Pattern Energy Group, Inc		5.875	02/01/24	5,087,500
5,925,000		PSEG Power LLC		3.850	06/01/23	6,072,885
3,750,000		Public Service Co of Colorado		4.100	06/15/48	3,955,173
1,000,000		Public Service Co of New Hampshire		3.500	11/01/23	1,032,922
1,500,016		San Diego Gas & Electric Co		1.914	02/01/22	1,463,225
7,500,000		San Diego Gas & Electric Co		4.150	05/15/48	7,526,439
6,000,000	i	Sempra Energy	LIBOR 3 M + 0.250%	3.037	07/15/19	5,991,361
1,000,000		Sempra Energy		2.875	10/01/22	985,745
2,721,322	g	Solar Star Funding LLC		3.950	06/30/35	2,643,599
4,621,656	g	Solar Star Funding LLC		5.375	06/30/35	4,953,134
4,700,000		Southern California Edison Co		3.400	06/01/23	4,665,214
4,700,000		Southern California Edison Co		4.125	03/01/48	4,505,203
2,000,000		Southern Power Co		1.950	12/15/19	1,986,828
2,000,000		Southern Power Co		2.500	12/15/21	1,978,664
10,065,000		Southern Power Co		4.150	12/01/25	10,425,529
7,372,500	g	Star Energy Geothermal Wayang Windu Ltd		6.750	04/24/33	7,388,019
5,000,000		Tampa Electric Co		4.300	06/15/48	5,032,969
8,692,037	g	Topaz Solar Farms LLC		4.875	09/30/39	8,510,292
971,256	g	Topaz Solar Farms LLC		5.750	09/30/39	1,005,974
5,000,000		Westar Energy, Inc		2.550	07/01/26	4,796,661
		TOTAL UTILITIES				222,608,881

		TOTAL CORPORATE BONDS				1,233,681,319
		(Cost $1,214,819,613)

GOVERNMENT BONDS - 45.4%

AGENCY SECURITIES - 11.2%
11,431,250		Abay Leasing LLC		2.654	11/09/26	11,465,912
717,391		ALEX Alpha LLC		1.617	08/15/24	697,119
1,467,882		Altitude Investments 12 LLC		2.454	12/09/25	1,459,555
2,376,374		Altitude Investments 16 LLC		2.673	10/29/25	2,378,294
4,306,349		Altitude Investments 16 LLC		2.492	03/14/26	4,294,857
2,376,374		Altitude Investments 17 LLC		2.681	11/08/25	2,395,420
1,939,000		Canal Barge Co, Inc		4.500	11/12/34	2,093,887
7,270,605		CES MU2 LLC		2.166	12/16/26	7,155,666
3,852,440		CES MU2 LLC		1.994	05/13/27	3,765,984
3,013,500		Crowley Conro LLC		4.181	08/15/43	3,220,878
3,020,833		DY8 Leasing LLC		2.627	04/29/26	3,022,041
6,233,333		DY9 Leasing LLC		2.415	06/30/27	6,190,412
278

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$746,441		Ethiopian Leasing LLC		2.566%	08/14/26	$745,610
569,074		Excalibur One 77B LLC		1.492	01/01/25	551,654
546,177		Export Lease Ten Co LLC		1.650	05/07/25	530,106
4,178,368		Export Leasing LLC		1.859	08/28/21	4,134,714
3,722,593	g	Genesis Solar Pass Through Trust		3.875	02/15/38	3,769,125
2,014,000	j	Government Trust Certificate		0.000	04/01/21	1,916,854
2,000,000		Hashemite Kingdom of Jordan Government AID Bond		1.945	06/23/19	1,997,711
1,694,000		Hashemite Kingdom of Jordan Government AID Bond		2.578	06/30/22	1,708,063
7,909,000		Hashemite Kingdom of Jordan Government AID Bond		3.000	06/30/25	8,126,027
1,104,644		Helios Leasing I LLC		1.734	07/24/24	1,077,077
2,689,252		Helios Leasing II LLC		2.668	03/18/25	2,693,291
3,746,883		HNA LLC		2.291	06/30/27	3,709,589
7,032,976		HNA LLC		2.369	09/18/27	6,972,000
500,000	g	Hospital for Special Surgery		3.500	01/01/23	513,414
1,830,000	i	Housing and Urban Development Corp Ltd	LIBOR 6 M + 0.035%	2.711	09/15/30	1,831,475
6,442,000		Iraq Government AID International Bond		2.149	01/18/22	6,403,909
1,999,999	i	Jupiter Aircraft Leasing LLC	LIBOR 3 M + 0.240%	2.923	08/19/23	1,997,023
2,499,997	i	Jupiter Aircraft Leasing LLC	LIBOR 3 M + 0.240%	2.847	09/22/23	2,493,706
5,950,852		Lulwa Ltd		1.888	02/15/25	5,822,583
2,111,227		Lulwa Ltd		1.831	03/26/25	2,060,582
4,640,218		Mexican Aircraft Finance IV LLC		2.537	07/13/25	4,627,808
7,236,000		Mexican Aircraft Finance V LLC		2.329	01/14/27	7,170,869
2,370,000		Montefiore Medical Center		2.152	10/20/26	2,322,122
5,830,604		MSN 41079 and 41084 Ltd		1.717	07/13/24	5,684,663
1,630,195		MSN 41079 and 41084 Ltd		1.631	12/14/24	1,583,926
13,360,000	†	NCUA Guaranteed Notes		3.000	06/12/19	13,368,951
13,193,000	†	NCUA Guaranteed Notes		3.450	06/12/21	13,412,004
2,465,000		New York Society for the Relief of the Ruptured & Crippled		2.881	12/20/31	2,461,907
2,000,000	j	Overseas Private Investment Corp (OPIC)		0.000	07/23/19	2,042,734
3,150,000	j	OPIC		0.000	09/30/19	3,226,293
830,516	j	OPIC		0.000	11/15/19	913,365
3,400,000	j	OPIC		0.000	11/15/19	3,442,492
2,500,000	j	OPIC		0.000	01/26/21	2,529,597
7,500,000	j	OPIC		0.000	01/26/21	7,685,350
3,881,000	j	OPIC		0.000	07/17/21	3,937,491
1,874,704		OPIC		2.290	09/15/26	1,859,029
1,739,149		OPIC		2.040	12/15/26	1,715,414
2,976,745		OPIC		2.740	09/15/29	2,968,343
5,143,816		OPIC		3.220	09/15/29	5,267,116
952,558		OPIC		3.280	09/15/29	978,534
744,000		OPIC		4.140	05/15/30	792,538
165,443		OPIC		3.540	06/15/30	172,986
175,373		OPIC		3.370	12/15/30	181,764
9,642,857		OPIC		3.520	09/20/32	10,074,099
418,788		OPIC		3.820	12/20/32	444,728
209,394		OPIC		3.938	12/20/32	224,072
930,311		OPIC		3.330	05/15/33	954,111
901,766		OPIC		3.160	06/01/33	916,604
1,120,729		OPIC		2.810	07/31/33	1,109,665
279

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$896,583		OPIC		2.940%	07/31/33	$896,019
1,344,875		OPIC		3.250	07/31/33	1,373,669
1,000,000		OPIC		3.050	06/15/35	1,020,900
3,750,000		OPIC		3.480	06/15/35	3,906,338
4,450,000		OPIC		3.590	06/15/35	4,669,930
4,054,619		Penta Aircraft Leasing LLC		1.691	04/29/25	3,929,908
1,359,141		Phoenix LLC		1.607	07/03/24	1,321,736
3,636,361	i	Pluto Aircraft Leasing LLC	LIBOR 3 M + 0.210%	2.949	02/07/23	3,634,274
1,942,585		Portmarnock Leasing LLC		1.741	10/22/24	1,895,882
2,000,000		Private Export Funding Corp (PEFCO)		2.300	09/15/20	1,997,910
7,500,000	g	PEFCO		3.266	11/08/21	7,641,456
1,000,000		PEFCO		3.550	01/15/24	1,048,333
1,000,000		PEFCO		3.250	06/15/25	1,033,150
4,631,507		Rimon LLC		2.623	06/25/26	4,640,302
5,934,647		Safina Ltd		1.550	01/15/22	5,832,833
3,626,755		Safina Ltd		2.000	12/30/23	3,568,869
3,933,409		Sandalwood 2013 LLC		2.836	07/10/25	3,963,830
5,748,828		Sandalwood LLC		2.897	07/10/25	5,793,291
4,121,323		Sandalwood LLC		2.821	02/12/26	4,156,408
7,373,037		Santa Rosa Leasing LLC		1.472	11/03/24	7,139,435
3,034,121		Tagua Leasing LLC		1.900	07/12/24	2,969,561
3,631,981		Tagua Leasing LLC		1.732	09/18/24	3,546,857
3,746,525		Tagua Leasing LLC		1.581	11/16/24	3,636,939
755,000		Tunisia Government AID Bonds		1.416	08/05/21	739,085
1,354,000		Ukraine Government AID Bonds		1.844	05/16/19	1,353,369
2,700,000		Ukraine Government AID Bonds		1.847	05/29/20	2,688,844
13,410,000		Ukraine Government AID Bonds		1.471	09/29/21	13,139,051
2,916,667		Ulani MSN 35940 LLC		2.227	05/16/25	2,882,044
4,055,001		Ulani MSN 37894		2.184	12/20/24	4,006,921
4,286,962		Union 11 Leasing LLC		2.405	01/23/24	4,258,059
1,888,841		Union 12 Leasing LLC		2.164	02/17/24	1,864,545
670,241		Union 13 Leasing LLC		1.870	06/28/24	655,586
2,630,844		Union 16 Leasing LLC		1.863	01/22/25	2,573,493
2,125,000		United States Department of Housing and Urban Development		2.618	08/01/23	2,128,379
2,000,000		HUD		2.985	08/01/28	2,028,880
1,500,000		HUD		3.185	08/01/29	1,522,020
195,000		UNM Sandoval Regional Medical Center		4.500	07/20/36	199,859
510,000		US Department of Housing and Urban Development (HUD)		2.050	08/01/19	509,169
104,000		HUD		4.870	08/01/19	104,861
307,000		HUD		5.450	08/01/19	310,125
3,663,000		HUD		1.980	08/01/20	3,641,645
410,000		HUD		2.450	08/01/20	409,963
150,000		HUD		3.430	08/01/20	152,122
1,361,000		HUD		2.450	08/01/22	1,365,181
2,000,000		HUD		2.800	08/01/23	2,036,435
500,000		HUD		2.910	08/01/23	504,165
494,000		HUD		5.380	08/01/27	499,217
1,903,339		VCA Lease LLC		1.859	03/08/25	1,860,198
5,781,619		VCH Lease S.A.		1.736	05/15/25	5,625,603
1,416,667		VCM Lease S.A.		2.516	09/28/27	1,413,239
833,000		Vessel Management Services, Inc		3.432	08/15/36	833,987
280

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$293,000		Vessel Management Services, Inc		3.477%	01/16/37	$294,510
1,521,401	i	Washington Aircraft 2 Co Ltd	LIBOR 3 M + 0.430%	3.040	06/26/24	1,522,676
2,583,689		Windermere Aviation LLC		2.351	05/27/26	2,563,213
3,779,059		Zarapito Leasing LLC		2.628	11/12/26	3,786,476
		TOTAL AGENCY SECURITIES				356,353,863

FOREIGN GOVERNMENT BONDS - 5.8%
1,000,000		African Development Bank		2.375	09/23/21	1,000,870
1,000,000		Asian Development Bank		1.875	08/10/22	985,301
1,000,000		Asian Development Bank		2.125	03/19/25	984,196
2,000,000		Asian Development Bank		1.750	08/14/26	1,898,440
11,000,000		Asian Development Bank		3.125	09/26/28	11,529,423
6,000,000	g	Bank Nederlandse Gemeenten NV		2.125	12/14/20	5,969,160
127,617	g	Carpintero Finance Ltd		2.004	09/18/24	125,428
4,900,000	g	CDP Financial, Inc		2.750	03/07/22	4,931,269
5,000,000	g	CPPIB Capital, Inc		2.750	11/02/27	4,997,750
5,000,000		European Bank for Reconstruction & Development		0.875	07/22/19	4,974,869
2,225,000		European Investment Bank		2.000	03/15/21	2,208,375
1,250,000		European Investment Bank		2.375	05/24/27	1,239,783
2,000,000	g	European Stability Mechanism		2.125	11/03/22	1,982,814
1,000,000		Export Development Canada		1.625	12/03/19	993,606
5,000,000		Export Development Canada		2.000	11/30/20	4,968,519
7,000,000		Export Development Canada		2.625	02/21/24	7,084,614
5,000,000	i	Inter-American Development Bank	LIBOR 3 M + 0.010%	2.797	01/15/22	4,996,490
4,750,000		International Bank for Reconstruction & Development		3.125	11/20/25	4,947,265
2,900,000		International Bank for Reconstruction & Development		2.750	05/31/36	2,691,035
6,000,000	g	International Development Association		2.750	04/24/23	6,091,440
5,000,000		International Finance Corp		1.750	03/30/20	4,962,771
5,000,000		International Finance Corp		1.546	11/04/21	4,871,535
2,500,000		International Finance Corp		2.125	04/07/26	2,448,950
5,000,000	i	Japan Bank for International Cooperation	LIBOR 3 M + 0.480%	3.106	06/01/20	5,022,660
2,500,000		Japan Bank for International Cooperation		1.875	04/20/21	2,468,659
3,000,000	g	Japan Finance Organization for Municipalities		2.125	04/13/21	2,967,295
3,350,000	g	Japan Finance Organization for Municipalities		3.375	09/27/23	3,439,790
2,000,000	g	Kommunalbanken AS.		2.125	02/11/25	1,958,876
4,000,000	g	Kommuninvest I Sverige AB		1.500	04/23/19	3,997,480
5,000,000	i	Korea Development Bank International Bond	LIBOR 3 M + 0.725%	3.520	07/06/22	5,020,019
5,000,000		Kreditanstalt fuer Wiederaufbau		2.000	11/30/21	4,960,050
2,875,000	g	Nacional Financiera SNC		3.375	11/05/20	2,875,029
1,000,000	g	Nederlandse Waterschapsbank NV		2.125	11/15/21	993,815
6,750,000	g	Nederlandse Waterschapsbank NV		3.125	12/05/22	6,921,646
6,000,000	g	Nederlandse Waterschapsbank NV		2.375	03/24/26	5,922,678
7,500,000		North American Development Bank		4.375	02/11/20	7,604,892
9,750,000		North American Development Bank		2.400	10/26/22	9,628,131
5,650,000	g	Perusahaan Penerbit SBSN Indonesia III		3.750	03/01/23	5,695,087
6,100,000	g	Perusahaan Penerbit SBSN Indonesia III		3.900	08/20/24	6,177,104
500,000		Province of Manitoba Canada		3.050	05/14/24	510,815
12,500,000		Province of Ontario Canada		3.050	01/29/24	12,778,715
5,000,000		Province of Quebec Canada		2.750	04/12/27	5,011,599
3,500,000		Seychelles International Bond		6.500	10/11/28	3,695,860
		TOTAL FOREIGN GOVERNMENT BONDS				184,534,103
281

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
MORTGAGE BACKED - 8.4%
$875,000		Federal Home Loan Mortgage Corp (FHLMC)		3.000%	10/15/33	$874,183
1,549,251		FHLMC		3.500	08/15/43	1,592,723
1,270,007		FHLMC		3.000	03/15/44	1,272,692
1,794,916		FHLMC		3.500	09/15/44	1,833,595
3,180,967	i	FHLMC	LIBOR 1 M + 0.300%	2.784	06/15/48	3,148,281
1,988,105	i	FHLMC		5.946	06/15/48	2,256,334
1,874,621	i	FHLMC		5.866	10/15/48	2,097,585
516,918		Federal Home Loan Mortgage Corp Gold (FGLMC)		3.500	03/01/27	529,402
195,233		FGLMC		5.000	06/01/36	210,378
1,796,243		FGLMC		5.000	08/01/44	1,933,729
300,668		FGLMC		3.500	04/01/45	307,917
1,776,350		FGLMC		3.500	10/01/45	1,817,810
1,586,758		FGLMC		4.000	12/01/45	1,659,009
3,797,936		FGLMC		3.500	08/01/46	3,886,582
3,575,108		FGLMC		3.000	01/01/47	3,560,947
7,515,379		FGLMC		3.000	02/01/47	7,485,610
396,717		FGLMC		4.500	06/01/47	421,981
617,358		FGLMC		4.000	09/01/47	639,559
20,722,670		FGLMC		3.500	03/01/48	21,169,552
2,531,132		FGLMC		4.000	03/01/48	2,650,164
963,773		FGLMC		4.000	07/01/48	1,009,669
4,289,374		FGLMC		4.500	08/01/48	4,575,578
3,000,000		Federal National Mortgage Association (FNMA)		1.625	01/21/20	2,980,622
105,891		FNMA		3.500	11/01/25	108,645
5,000,000	i	FNMA		2.785	02/25/27	4,976,567
10,000,000	i	FNMA		3.325	06/25/28	10,288,880
1,410,481		FNMA		3.500	02/01/32	1,443,472
768,171		FNMA		3.500	05/01/32	788,171
1,531,319		FNMA		3.500	07/01/32	1,567,122
2,286,875		FNMA		3.000	11/01/32	2,307,977
213,621		FNMA		5.500	11/01/38	234,818
940,520		FNMA		5.000	09/01/40	1,014,581
810,936		FNMA		5.000	04/01/41	880,224
47,487		FNMA		4.500	06/01/42	50,147
1,073,736		FNMA		3.000	04/25/43	1,076,827
105,321		FNMA		4.500	06/01/44	110,763
572,439		FNMA		4.500	06/01/44	601,713
276,578		FNMA		4.500	08/01/44	290,804
537,388		FNMA		4.500	11/01/44	565,133
437,242		FNMA		3.000	02/25/45	441,626
827,848		FNMA		3.000	02/25/45	836,044
601,307		FNMA		4.500	03/01/45	631,969
853,109		FNMA		3.000	03/25/45	859,896
3,220,270		FNMA		3.500	04/25/45	3,301,105
2,145,205	h	FNMA		4.000	06/01/45	2,224,953
4,577,834		FNMA		3.000	12/25/45	4,593,634
1,521,808		FNMA		3.500	01/01/46	1,556,410
326,991		FNMA		4.000	01/01/46	341,606
429,788	h	FNMA		4.000	03/01/46	446,163
2,351,444		FNMA		3.500	06/01/46	2,404,107
282

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$14,494,057	h	FNMA	3.000%	11/01/46	$14,434,585
2,589,813		FNMA	3.500	12/01/46	2,631,847
12,591,845		FNMA	3.500	01/01/47	12,778,761
923,858		FNMA	3.000	04/25/47	926,132
1,112,121		FNMA	3.500	11/01/47	1,129,671
373,932		FNMA	3.500	12/01/47	379,813
2,473,409		FNMA	4.500	01/01/48	2,634,618
471,632		FNMA	4.500	02/01/48	502,315
4,766,875		FNMA	3.000	02/25/48	4,792,639
1,345,029		FNMA	4.000	03/01/48	1,406,433
2,046,020		FNMA	4.500	03/01/48	2,179,125
21,991,475		FNMA	4.000	04/01/48	22,706,404
1,784,744		FNMA	4.500	05/01/48	1,900,858
1,344,607		FNMA	4.500	05/01/48	1,432,087
17,820,398	h	FNMA	4.000	08/01/48	18,370,600
608,306		FNMA	5.000	08/01/48	658,928
20,169,844	h	FNMA	4.500	12/01/48	21,076,592
87,387		FNMA	5.000	12/01/48	92,515
3,000,000	h	FNMA	3.000	04/25/49	2,987,578
4,000,000	h	FNMA	3.500	04/25/49	4,055,469
756,031		Government National Mortgage Association (GNMA)	2.690	06/15/33	731,871
64,015		GNMA	5.000	10/20/39	68,472
67,189		GNMA	5.000	06/20/42	71,881
1,881,830		GNMA	4.000	06/20/46	289,707
7,342,472		GNMA	3.000	12/20/47	7,379,868
10,636,950		GNMA	3.500	12/20/47	10,877,159
4,241,799		GNMA	3.000	01/20/48	4,263,402
8,464,952		GNMA	3.500	01/20/48	8,655,519
3,439,834		GNMA	4.000	12/20/48	3,554,243
3,104,583		GNMA	3.500	01/20/49	3,170,778
		TOTAL MORTGAGE BACKED			267,997,129

MUNICIPAL BONDS - 9.9%
2,070,000		American Municipal Power, Inc	5.514	02/15/21	2,119,535
3,000,000		Antelope Valley-East Kern Water Agency Financing Authority	4.326	06/01/36	3,105,450
2,000,000		Brunswick & Glynn County Development Authority	3.060	04/01/25	2,028,480
420,000		California Earthquake Authority	2.805	07/01/19	419,853
2,000,000		California Housing Finance Agency	2.966	08/01/22	2,014,940
500,000		Chelan County Public Utility District No	3.603	07/01/21	510,725
5,000,000		Chicago Board of Education	5.000	12/01/20	5,187,700
10,000,000		Chicago Housing Authority	4.361	01/01/38	10,573,500
6,865,000		Chicago Metropolitan Water Reclamation District-Greater Chicago	5.720	12/01/38	8,661,845
1,000,000		Chicago Park District	4.095	01/01/26	1,044,250
625,000		Chula Vista Municipal Financing Authority	3.775	12/01/33	637,306
1,350,000		Chula Vista Municipal Financing Authority	3.975	12/01/38	1,368,130
740,000		Chula Vista Municipal Financing Authority	4.075	12/01/41	751,640
4,300,000		Chula Vista Municipal Financing Authority	4.275	12/01/48	4,395,589
3,000,000		City & County Honolulu HI Wastewater System Revenue	2.780	07/01/21	3,014,760
3,500,000		City & County Honolulu HI Wastewater System Revenue	3.200	07/01/26	3,571,120
283

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,580,000		City & County of Honolulu HI	1.506%	10/01/20	$1,560,045
950,000		City & County of Honolulu HI	2.141	10/01/23	933,660
1,000,000		City & County of Honolulu HI	2.368	10/01/24	987,330
5,730,000		City & County of Honolulu HI	3.944	09/01/34	5,934,790
935,000		City & County of San Francisco CA	3.700	04/01/34	950,446
440,000		City & County of San Francisco CA	3.750	04/01/35	446,609
1,655,000		City & County of San Francisco CA	3.750	09/01/37	1,670,888
5,835,000		City & County of San Francisco CA	3.900	04/01/42	5,898,368
5,000,000		City & County of San Francisco CA	4.000	09/01/48	5,008,750
4,610,000		City & County of San Francisco CA Community Facilities District	4.221	09/01/39	4,749,176
3,000,000		City of Austin TX Water & Wastewater System Revenue	2.133	11/15/19	2,991,630
2,490,000		City of Chicago IL	7.750	01/01/42	3,179,705
510,000		City of Chicago IL	7.750	01/01/42	551,473
2,000,000		City of Cincinnati OH Water System Revenue	2.568	12/01/21	2,004,800
2,000,000		City of Florence SC	4.250	12/01/34	2,065,980
250,000		City of Houston TX Utility System Revenue	2.563	05/15/20	249,987
5,000,000		City of Los Angeles CA	3.320	09/01/24	5,154,300
5,000,000		City of Los Angeles CA	3.450	09/01/25	5,195,300
4,000,000		City of Los Angeles CA	3.500	09/01/37	3,953,680
9,060,000		City of Los Angeles CA	3.880	09/01/38	9,234,586
5,000,000		City of New York NY	3.250	12/01/23	5,147,650
3,075,000		City of Norfolk VA	3.000	10/01/35	2,754,185
2,000,000		City of San Angelo TX Water & Sewer Revenue	4.401	02/15/46	2,067,060
3,955,000		City of San Francisco CA Public Utilities Commission Water Revenue	2.400	11/01/22	3,936,609
5,000,000		City of San Francisco CA Public Utilities Commission Water Revenue	4.185	11/01/46	5,095,550
1,140,000		City of San Juan Capistrano CA	4.090	08/01/36	1,181,291
885,000		City of San Juan Capistrano CA	4.190	08/01/40	918,719
345,000		Commonwealth Financing Authority	2.428	06/01/20	342,709
355,000		Commonwealth Financing Authority	2.675	06/01/21	353,040
2,730,000		Commonwealth Financing Authority	3.864	06/01/38	2,773,571
5,000,000		County of Alameda CA	3.820	08/01/38	5,111,100
1,500,000		County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	1,481,115
2,730,000	h	County of Saline AR	4.000	06/01/37	2,767,674
1,085,000		District of Columbia Water & Sewer Authority	4.814	10/01/14	1,249,052
2,940,000		Erie Sewer Authority	4.663	12/01/32	3,158,854
1,125,000		Erie Sewer Authority	4.713	12/01/33	1,206,517
3,315,000		Erie Sewer Authority	4.743	12/01/34	3,557,360
1,550,000	g	Finance Authority of Maine	5.375	12/15/33	1,609,117
2,250,000		Florida Department of Environmental Protection	5.456	07/01/19	2,264,400
3,000,000		Florida State Board of Administration Finance Corp	2.163	07/01/19	2,996,820
500,000	j	Garden State Preservation Trust	0.000	11/01/22	465,520
1,790,000		Honolulu City & County Board of Water Supply	3.760	07/01/30	1,838,527
2,845,000		Jackson County Industrial Development Authority	4.250	05/01/39	2,908,387
2,000,000		Kern County Water Agency Improvement District No 4	4.276	05/01/36	2,130,300
1,000,000		Lavaca-Navidad River Authority	4.430	08/01/35	1,035,650
284

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$3,535,000		Maryland Community Development Administration Housing Revenue		3.797%	03/01/39	$3,471,936
3,000,000		Massachusetts St. Water Pollution Abatement		5.192	08/01/40	3,392,070
3,025,000		Metropolitan Council		1.550	09/01/19	3,011,811
500,000		Michigan Finance Authority		5.000	07/01/22	542,335
945,000		New York State Energy Research & Development Authority		4.577	04/01/35	945,501
2,115,000		New York State Environmental Facilities Corp		3.420	07/15/26	2,205,310
7,500,000		New York Transportation Development Corp		5.000	01/01/26	8,705,400
1,500,000	g	Ohio Air Quality Development Authority		4.250	01/15/38	1,547,685
1,500,000	g	Ohio Air Quality Development Authority		4.500	01/15/48	1,562,925
5,080,000		Ohio State Water Development Authority		4.879	12/01/34	5,775,096
250,000		Oklahoma Water Resources Board		3.071	04/01/22	255,200
5,000,000	g	Oregon State Business Development Commission		6.500	04/01/31	4,826,750
2,000,000		Oregon State Business Development Commission		11.500	04/01/31	2,155,700
5,000,000		Palm Beach County Solid Waste Authority		2.436	10/01/23	4,978,400
2,225,000		Pend Oreille County Public Utility District No Box Canyon		5.000	01/01/30	2,308,438
3,350,000		Sacramento Area Flood Control Agency		2.224	10/01/20	3,325,813
440,000		San Francisco City & County Redevelopment Agency		3.113	08/01/22	444,910
1,000,000		San Francisco City & County Redevelopment Agency		3.533	08/01/25	1,028,370
1,000,000		San Francisco City & County Redevelopment Agency		4.375	08/01/44	1,027,780
1,900,000		Santa Cruz County Capital Financing Authority		3.375	06/01/31	1,905,396
1,465,000		Santa Cruz County Capital Financing Authority		3.625	06/01/35	1,472,633
2,000,000		South Dakota Conservancy District		1.898	08/01/19	1,995,200
1,000,000		South Dakota Conservancy District		1.920	08/01/19	997,610
1,000,000		South Davis Sewer District		4.125	12/01/32	1,026,240
1,100,000		South Davis Sewer District		4.500	12/01/37	1,145,430
1,000,000		State of California		1.800	04/01/20	994,010
2,665,000		State of California		2.367	04/01/22	2,665,666
2,780,000		State of California		2.250	10/01/23	2,759,011
1,000,000		State of California		3.750	10/01/37	1,037,680
5,595,000		State of California		4.600	04/01/38	5,960,689
2,480,000		State of California		4.988	04/01/39	2,676,119
5,000,000	i	State of California		2.193	04/01/47	4,985,550
10,000,000	i	State of California	LIBOR 1 M + 0.780%	3.270	04/01/47	10,040,000
1,000,000		State of Texas		1.737	08/01/22	977,970
2,475,000		State of Texas		2.749	10/01/23	2,502,299
1,000,000		State of Texas		3.576	08/01/34	1,010,090
1,000,000		State of Texas		3.726	08/01/43	1,012,160
3,000,000		Suffolk County Water Authority		4.000	06/01/39	3,201,300
1,650,000		Syracuse Industrial Development Agency		5.000	01/01/36	1,633,269
1,000,000		Texas Water Development Board		3.500	10/15/37	1,002,280
7,500,000		Texas Water Development Board		4.190	10/15/43	7,833,150
3,000,000		Texas Water Development Board		3.700	10/15/47	3,008,970
3,000,000		Texas Water Development Board		4.648	04/15/50	3,172,920
500,000		University of California		2.676	05/15/21	501,250
1,230,000		University of Cincinnati		3.500	06/01/32	1,268,241
2,000,000		University of New Mexico		3.532	06/20/32	2,028,300
2,000,000		University of Virginia		3.570	04/01/45	2,039,080
1,500,000		Upper Santa Clara Valley Joint Powers Authority		3.750	08/01/38	1,520,670
4,400,000		Upper Santa Clara Valley Joint Powers Authority		3.875	08/01/48	4,414,080
285

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$5,000,000		Vermont Educational & Health Buildings Financing Agency		4.000%	12/01/42	$5,210,700
655,000		Washington County Clean Water Services		4.828	10/01/22	701,060
530,000		Washington County Clean Water Services		5.078	10/01/24	589,779
2,000,000	g	Washington Economic Development Finance Authority		7.500	01/01/32	2,258,260
3,000,000		Water Works Board of the City of Birmingham		1.788	01/01/20	2,980,950
2,005,000		Water Works Board of the City of Birmingham		2.392	01/01/23	1,989,722
250,000		West Virginia Water Development Authority		5.000	11/01/21	270,315
1,500,000		Yuba City Public Financing Authority		4.320	06/01/42	1,560,810
1,000,000		Yuba Levee Financing Authority		3.170	09/01/22	1,013,650
		TOTAL MUNICIPAL BONDS				315,351,042

U.S. TREASURY SECURITIES - 10.1%
19,740,000		United States Treasury Bond		2.875	11/15/46	20,029,931
34,695,000		United States Treasury Bond		3.000	05/15/47	36,038,076
2,500,000		United States Treasury Bond		3.125	05/15/48	2,657,129
49,246,000		United States Treasury Bond		3.375	11/15/48	54,934,297
4,750,000		United States Treasury Note		2.500	01/31/21	4,767,441
5,920,000		United States Treasury Note		2.500	02/15/22	5,965,094
19,275,000		United States Treasury Note		2.625	12/31/23	19,612,312
33,065,000		United States Treasury Note		2.375	02/29/24	33,298,780
1,092,000		United States Treasury Note		1.875	08/31/24	1,070,715
2,387,000		United States Treasury Note		2.125	09/30/24	2,369,564
1,395,000		United States Treasury Note		2.250	10/31/24	1,393,474
2,700,000		United States Treasury Note		2.125	11/30/24	2,678,695
18,205,000		United States Treasury Note		2.875	04/30/25	18,808,041
17,040,000		United States Treasury Note		2.750	06/30/25	17,487,300
14,250,000		United States Treasury Note		2.750	08/31/25	14,626,846
49,115,000		United States Treasury Note		2.500	02/28/26	49,698,241
37,259,000		United States Treasury Note		2.625	02/15/29	37,983,804
		TOTAL U.S. TREASURY SECURITIES				323,419,740

		TOTAL GOVERNMENT BONDS				1,447,655,877
		(Cost $1,424,343,605)

STRUCTURED ASSETS - 12.0%

ASSET BACKED - 4.4%
150,000		AmeriCredit Automobile Receivables Trust		3.340	08/08/21	150,571
		Series - 2015 3 (Class D)
350,000	i	Bayview Financial Mortgage Pass-Through Trust	LIBOR 1 M + 0.650%	3.146	02/28/41	342,821
		Series - 2006 A (Class M3)
1,000,000	g	Capital Automotive REIT		3.660	10/15/44	1,000,797
		Series - 2014 1A (Class A)
980,833	g	Capital Automotive REIT		3.870	04/15/47	987,686
		Series - 2017 1A (Class A1)
270,415	i	C-BASS Trust	LIBOR 1 M + 0.080%	2.566	07/25/36	266,192
		Series - 2006 CB6 (Class A1)
1,447,025	†,g,i	CBRE Realty Finance	LIBOR 3 M + 0.300%	3.095	04/07/52	0
		Series - 2007 1A (Class A2)
1,920,000	g	DB Master Finance LLC		3.980	02/20/45	1,917,427
		Series - 2015 1A (Class A2II)
286

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$987,500	g	DB Master Finance LLC		3.629%	11/20/47	$988,181
		Series - 2017 1A (Class A2I)
1,875,000	g,h	DB Master Finance LLC		3.787	05/20/49	1,887,058
		Series - 2019 1A (Class A2I)
875,250	g	Domino’s Pizza Master Issuer LLC		4.474	10/25/45	903,276
		Series - 2015 1A (Class A2II)
3,053,500	g	Domino’s Pizza Master Issuer LLC		3.082	07/25/47	3,016,553
		Series - 2017 1A (Class A2II)
794,000	g	Domino’s Pizza Master Issuer LLC		4.116	07/25/48	805,966
		Series - 2018 1A (Class A2I)
1,203,529	†,g	HERO Funding Trust		3.840	09/21/40	1,268,096
		Series - 2015 1A (Class A)
412,017	†,g	HERO Funding Trust		3.990	09/21/40	418,240
		Series - 2014 2A (Class A)
2,337,861	g	HERO Funding Trust		3.750	09/20/41	2,372,075
		Series - 2016 2A (Class A)
1,455,549	g	HERO Funding Trust		4.050	09/20/41	1,493,877
		Series - 2016 1A (Class A)
4,538,566	g	HERO Funding Trust		3.080	09/20/42	4,483,017
		Series - 2016 3A (Class A1)
4,475,055	g	HERO Funding Trust		3.910	09/20/42	4,545,209
		Series - 2016 3A (Class A2)
4,205,355	g	HERO Funding Trust		3.570	09/20/47	4,237,652
		Series - 2016 4A (Class A1)
3,346,265	g	HERO Funding Trust		3.710	09/20/47	3,407,732
		Series - 2017 1A (Class A1)
4,131,705	g	HERO Funding Trust		3.190	09/20/48	4,165,157
		Series - 2017 3A (Class A1)
5,748,029	g	HERO Funding Trust		3.950	09/20/48	5,873,918
		Series - 2017 3A (Class A2)
2,063,208	g	HERO Funding Trust		4.070	09/20/48	2,099,290
		Series - 2017 2A (Class A2)
8,899,209	g	HERO Funding Trust		4.670	09/20/48	9,202,730
		Series - 2018 1A (Class A2)
557,948	†,g	HERO Residual Funding		4.500	09/21/42	555,158
		Series - 2016 1R (Class A1)
2,800,000	g	Houston Galleria Mall Trust		3.087	03/05/37	2,793,567
		Series - 2015 HGLR (Class A1A2)
5,000,000	g,i	MAD Mortgage Trust		3.252	08/15/34	4,961,291
		Series - 2017 330M (Class C)
94,107	i	Morgan Stanley ABS Capital I, Inc Trust	LIBOR 1 M + 1.050%	3.266	12/27/33	94,012
		Series - 2004 NC1 (Class M1)
4,603,458	g	Mosaic Solar Loans LLC		3.820	06/22/43	4,587,743
		Series - 2017 2A (Class A)
1,100,385	g	MVW Owner Trust		2.420	12/20/34	1,079,473
		Series - 2017 1A (Class A)
5,467,123	g,i	Navient Student Loan Trust	LIBOR 1 M + 0.250%	2.736	06/27/67	5,457,428
		Series - 2018 4A (Class A1)
57,827	g,i	Orange Lake Timeshare Trust		3.030	07/09/29	57,045
		Series - 2014 AA (Class B)
4,000,000		PSNH Funding LLC		3.506	08/01/28	4,108,410
		Series - 2018 1 (Class A2)
287

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$1,708,874	g	Renew		3.670%	09/20/52	$1,743,053
		Series - 2017 1A (Class A)
4,353,316	g	Renew		3.950	09/20/53	4,451,658
		Series - 2018 1 (Class A)
103,955	g	SolarCity LMC		4.800	11/20/38	107,556
		Series - 2013 1 (Class A)
345,401	g	SolarCity LMC		4.590	04/20/44	352,121
		Series - 2014 1 (Class A)
778,393	g	SolarCity LMC		4.020	07/20/44	781,036
		Series - 2014 2 (Class A)
1,125,276	g	SolarCity LMC		4.800	09/20/48	1,154,835
		Series - 2016 A (Class A)
216,229	g	SpringCastle America Funding LLC		3.050	04/25/29	215,956
		Series - 2016 AA (Class A)
407,804	i	Structured Asset Securities Corp Mortgage Loan Trust	LIBOR 1 M + 1.500%	3.989	04/25/35	398,347
		Series - 2005 7XS (Class 2A1A)
4,899,358	g	Sunrun Athena Issuer LLC		5.310	04/30/49	5,065,163
		Series - 2018 1 (Class A)
9,799,391	g	TES LLC		4.330	10/20/47	10,095,418
		Series - 2017 1A (Class A)
2,500,000	g	TES LLC		7.740	10/20/47	2,592,764
		Series - 2017 1A (Class B)
3,615,041	g	TES LLC		4.120	02/20/48	3,570,715
		Series - 2017 2A (Class A)
2,496,037	g	Tesla Auto Lease Trust		2.320	12/20/19	2,492,712
		Series - 2018 A (Class A)
6,623,084	g	Tesla Auto Lease Trust		3.710	08/20/21	6,698,676
		Series - 2018 B (Class A)
1,165,025		Toyota Auto Receivables Owner Trust		1.300	04/15/20	1,162,957
		Series - 2016 B (Class A3)
7,690,000		Toyota Auto Receivables Owner Trust		1.520	08/16/21	7,636,181
		Series - 2016 B (Class A4)
4,992,934	g	Vivint Colar Financing V LLC		4.730	04/30/48	5,173,195
		Series - 2018 1A (Class A)
4,802,357	g	Vivint Colar Financing V LLC		7.370	04/30/48	4,896,627
		Series - 2018 1A (Class B)
1,481,250	g	Wendys Funding LLC		3.573	03/15/48	1,460,305
		Series - 2018 1A (Class A2I)
		TOTAL ASSET BACKED				139,576,923

OTHER MORTGAGE BACKED - 7.6%
3,000,000	g,i	20 TSQ GroundCo LLC		3.100	05/15/35	2,974,613
		Series - 2018 20TS (Class B)
780,896	g,i	Agate Bay Mortgage Trust		3.500	11/25/44	774,129
		Series - 2014 3 (Class A13)
98,855	g,i	Agate Bay Mortgage Trust		3.500	09/25/45	97,162
		Series - 2015 6 (Class A9)
175,681	i	Alternative Loan Trust	LIBOR 1 M + 0.500%	2.986	06/25/34	174,995
		Series - 2004 8CB (Class M1)
33,314	g,i	Banc of America Commercial Mortgage Trust		5.678	02/10/51	33,759
		Series - 2007 4 (Class E)
1,430,253	i	Banc of America Commercial Mortgage Trust		5.763	02/10/51	1,348,464
		Series - 2007 5 (Class AJ)
288

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$3,000,000	†,g,i	Banc of America Commercial Mortgage Trust		6.038%	02/10/51	$461,700
		Series - 2007 5 (Class B)
5,000,000	g,i	BBCMS Mortgage Trust		4.267	08/05/38	4,415,030
		Series - 2018 CHRS (Class E)
5,000,000	g	BBCMS Trust		3.593	09/15/32	5,107,452
		Series - 2015 MSQ (Class A)
2,500,000	g	BBCMS Trust		3.894	09/15/32	2,537,444
		Series - 2015 MSQ (Class B)
4,500,000	g	BBCMS Trust		4.798	08/10/35	4,745,594
		Series - 2015 SRCH (Class C)
8,750,000	g,h,i	Benchmark Mortgage Trust		3.899	03/15/62	8,570,149
		Series - 2019 B10 (Class 3CCA)
4,000,000	g	BWAY Mortgage Trust		2.917	01/10/35	3,979,039
		Series - 2015 1740 (Class A)
2,500,000	g	BWAY Mortgage Trust		3.342	01/10/35	2,483,054
		Series - 2015 1740 (Class C)
2,000,000	i	CD Commercial Mortgage Trust		3.879	11/10/49	2,035,506
		Series - 2016 CD2 (Class B)
2,250,000	g,i	Cityline Commercial Mortgage Trust		2.778	11/10/31	2,237,757
		Series - 2016 CLNE (Class A)
5,250,000	g	COMM Mortgage Trust		2.681	08/10/29	5,222,093
		Series - 2016 GCT (Class A)
270,000	g	COMM Mortgage Trust		3.086	08/10/29	268,003
		Series - 2016 GCT (Class B)
5,000,000	g,i	COMM Mortgage Trust		3.538	10/10/29	5,009,050
		Series - 2017 PANW (Class C)
2,815,000	g	COMM Mortgage Trust		4.353	08/10/30	2,971,282
		Series - 2013 300P (Class A1)
2,000,000		COMM Mortgage Trust		4.701	03/10/47	2,088,370
		Series - 2014 UBS2 (Class B)
3,000,000	i	COMM Mortgage Trust		4.959	03/10/47	3,090,175
		Series - 2014 UBS2 (Class C)
2,500,000	g,i	COMM Mortgage Trust		4.118	03/10/48	2,365,738
		Series - 2015 CR22 (Class D)
4,000,000	i	COMM Mortgage Trust		4.252	05/10/48	3,822,114
		Series - 2015 CR23 (Class D)
800,000	i	Connecticut Avenue Securities	LIBOR 1 M + 2.600%	5.086	05/25/24	838,702
		Series - 2014 C02 (Class 1M2)
1,185,127	i	Connecticut Avenue Securities	LIBOR 1 M + 3.000%	5.486	07/25/24	1,258,124
		Series - 2014 C03 (Class 1M2)
317,581	i	Connecticut Avenue Securities	LIBOR 1 M + 5.000%	7.486	11/25/24	354,439
		Series - 2014 C04 (Class 2M2)
3,000,000	i	Connecticut Avenue Securities	LIBOR 1 M + 4.250%	6.736	01/25/29	3,300,293
		Series - 2016 C04 (Class 1M2)
2,250,000	i	Connecticut Avenue Securities	LIBOR 1 M + 4.450%	6.936	01/25/29	2,462,532
		Series - 2016 C05 (Class 2M2)
733,413	i	Connecticut Avenue Securities	LIBOR 1 M + 1.150%	3.636	09/25/29	735,517
		Series - 2017 C02 (Class 2M1)
963,671	i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	3.336	11/25/29	964,785
		Series - 2017 C04 (Class 2M1)
2,727,494	i	Connecticut Avenue Securities	LIBOR 1 M + 0.600%	3.086	07/25/30	2,721,264
		Series - 2018 C01 (Class 1M1)
289

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$1,500,000	i	Connecticut Avenue Securities	LIBOR 1 M + 2.200%	3.965%	08/25/30	$1,495,595
		Series - 2018 C02 (Class 2M2)
2,026,747	i	Connecticut Avenue Securities	LIBOR 1 M + 0.680%	3.166	10/25/30	2,025,883
		Series - 2018 C03 (Class 1M1)
1,331,979	i	Connecticut Avenue Securities	LIBOR 1 M + 0.720%	3.206	01/25/31	1,331,645
		Series - 2018 C05 (Class 1M1)
3,000,000	i	Connecticut Avenue Securities	LIBOR 1 M + 2.350%	4.836	01/25/31	3,012,456
		Series - 2018 C05 (Class 1M2)
195,000	i	Connecticut Avenue Securities	LIBOR 1 M + 2.100%	4.586	03/25/31	192,505
		Series - 2018 C06 (Class 2M2)
28,662	g,i	Connecticut Avenue Securities	LIBOR 1 M + 0.750%	3.236	04/25/31	28,652
		Series - 2018 R07 (Class 1M1)
3,920,052	g,i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	3.336	07/25/31	3,921,328
		Series - 2019 R01 (Class 2M1)
505,000	g,i	Connecticut Avenue Securities	LIBOR 1 M + 2.450%	4.936	07/25/31	505,632
		Series - 2019 R01 (Class 2M2)
297,912	g,i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	3.336	08/25/31	298,120
		Series - 2019 R02 (Class 1M1)
136,072	i	Countrywide Home Loan Mortgage Pass Through Trust		4.267	11/20/34	137,260
		Series - 2004 HYB6 (Class A2)
5,000,000	g,i	CSAIL Commercial Mortgage Trust		3.677	06/15/37	5,037,962
		Series - 2017 C8 (Class 85BB)
5,000,000	g,i	CSMC Trust		3.728	11/10/32	5,115,692
		Series - 2017 CALI (Class B)
10,000,000	g,i	CSMC Trust		3.778	11/10/32	10,104,618
		Series - 2017 CALI (Class C)
790,000	g,i	CSMC Trust		3.811	11/15/34	810,346
		Series - 2015 GLPB (Class B)
376,979	g,i	CSMC Trust		3.500	02/25/48	367,923
		Series - 2018 J1 (Class A11)
1,617,315	g,i	Flagstar Mortgage Trust		4.000	05/25/48	1,634,476
		Series - 2018 3INV (Class A3)
365,828	g,i	Flagstar Mortgage Trust		4.000	09/25/48	365,431
		Series - 2018 5 (Class A11)
3,600,000	g	GRACE Mortgage Trust		3.369	06/10/28	3,638,347
		Series - 2014 GRCE (Class A)
3,000,000	g,i	GS Mortgage Securities Trust	LIBOR 1 M + 1.090%	3.574	10/15/31	3,001,875
		Series - 2018 HART (Class A)
3,500,000	g,i	GS Mortgage Securities Trust		5.182	12/10/43	3,595,457
		Series - 2010 C2 (Class D)
1,140,200	g,i	GS Mortgage Securities Trust		4.285	02/10/46	1,161,195
		Series - 2013 GC10 (Class C)
2,000,000	g	GS Mortgage Securities Trust		3.000	02/10/52	1,715,995
		Series - 2019 GC38 (Class D)
517,241	i	HarborView Mortgage Loan Trust	LIBOR 1 M + 0.620%	3.102	08/19/45	504,521
		Series - 2005 11 (Class 2A1A)
3,500,000	g	Hudson Yards Mortgage Trust		2.835	08/10/38	3,423,555
		Series - 2016 10HY (Class A)
2,500,000	g,i	Hudson Yards Mortgage Trust		2.977	08/10/38	2,440,593
		Series - 2016 10HY (Class B)
5,000,000	g,i	Hudson Yards Mortgage Trust		2.977	08/10/38	4,830,763
		Series - 2016 10HY (Class C)
290

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$2,500,000	g,i	Hudson Yards Mortgage Trust		2.977%	08/10/38	$2,341,525
		Series - 2016 10HY (Class E)
24,437	i	Impac CMB Trust	LIBOR 1 M + 0.660%	3.146	03/25/35	23,970
		Series - 2004 11 (Class 2A1)
1,600,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		4.003	01/15/46	1,584,614
		Series - 2013 C13 (Class D)
2,179,665	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.160%	2.646	06/25/37	2,138,170
		Series - 2007 CH5 (Class A1)
500,574	g,i	JP Morgan Mortgage Trust		3.623	12/25/44	500,224
		Series - 2015 1 (Class B1)
89,817	g,i	JP Morgan Mortgage Trust		3.500	05/25/45	88,581
		Series - 2015 3 (Class A19)
1,019,343	g,i	JP Morgan Mortgage Trust		3.500	10/25/45	1,007,644
		Series - 2015 6 (Class A13)
182,166	g,i	JP Morgan Mortgage Trust		3.500	05/25/46	179,551
		Series - 2016 1 (Class A13)
187,225	g,i	JP Morgan Mortgage Trust		3.500	01/25/47	187,349
		Series - 2017 1 (Class A3)
1,552,385	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	1,553,416
		Series - 2017 2 (Class A5)
237,161	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	234,642
		Series - 2017 2 (Class A13)
439,135	g,i	JP Morgan Mortgage Trust		3.500	09/25/48	439,427
		Series - 2018 3 (Class A5)
396,126	g,i	JP Morgan Mortgage Trust		3.500	10/25/48	396,389
		Series - 2018 5 (Class A5)
1,299,090	g,i	JP Morgan Mortgage Trust		3.000	12/25/48	1,278,843
		Series - 2017 6 (Class A6)
1,966,714	g,i	JP Morgan Mortgage Trust		3.500	12/25/48	1,968,020
		Series - 2018 6 (Class 1A3)
378,364	g,i	JP Morgan Mortgage Trust		4.000	01/25/49	378,408
		Series - 2018 8 (Class A13)
1,170,968	g,i	JP Morgan Mortgage Trust		4.000	02/25/49	1,174,839
		Series - 2018 9 (Class A13)
1,665,825	g,i	JP Morgan Mortgage Trust		4.000	05/25/49	1,674,017
		Series - 2019 1 (Class A15)
2,000,000	i	JPMBB Commercial Mortgage Securities Trust		4.471	09/15/47	2,061,426
		Series - 2014 C23 (Class C)
1,000,000	i	JPMBB Commercial Mortgage Securities Trust		4.344	02/15/48	1,016,184
		Series - 2015 C27 (Class C)
311,799	i	ML-CFC Commercial Mortgage Trust		5.501	03/12/51	311,989
		Series - 2007 6 (Class AM)
5,000,000	i	Morgan Stanley Bank of America Merrill Lynch Trust		4.757	11/15/46	5,297,591
		Series - 2013 C13 (Class B)
1,942,118	g	Morgan Stanley Bank of America Merrill Lynch Trust		4.750	12/15/46	2,039,504
		Series - 2014 C19 (Class LNC3)
5,000,000	g	Morgan Stanley Capital I Trust		3.350	07/13/29	5,063,970
		Series - 2014 CPT (Class A)
4,000,000	g,i	Morgan Stanley Capital I Trust		3.402	07/13/29	4,033,740
		Series - 2014 CPT (Class AM)
291

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$1,090,000	g,i	Morgan Stanley Capital I Trust		3.446%	07/13/29	$1,097,611
		Series - 2014 CPT (Class B)
4,330,000	g,i	Morgan Stanley Capital I Trust		3.446	07/13/29	4,352,669
		Series - 2014 CPT (Class C)
5,000,000	g	Morgan Stanley Capital I Trust		2.695	01/11/32	4,977,899
		Series - 2013 WLSR (Class A)
1,518,384	i	Morgan Stanley Capital I Trust		6.113	12/12/49	1,143,804
		Series - 2007 IQ16 (Class AJFX)
2,500,000	g,i	MSDB Trust		3.316	07/11/39	2,512,894
		Series - 2017 712F (Class A)
3,600,000	g,i	MSDB Trust		3.453	07/11/39	3,575,187
		Series - 2017 712F (Class B)
10,000,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 0.784%	3.267	07/15/33	9,933,411
		Series - 2018 850T (Class A)
3,000,000	g	OBP Depositor LLC Trust		4.646	07/15/45	3,036,338
		Series - 2010 OBP (Class A)
2,000,000	g	One Market Plaza Trust		3.614	02/10/32	2,047,316
		Series - 2017 1MKT (Class A)
283,346	g,i	Sequoia Mortgage Trust		3.500	06/25/46	280,066
		Series - 2016 1 (Class A19)
364,671	g,i	Sequoia Mortgage Trust		3.500	11/25/46	365,314
		Series - 2016 3 (Class A10)
1,570,729	g,i	Sequoia Mortgage Trust		3.500	04/25/47	1,579,647
		Series - 2017 3 (Class A4)
850,934	g,i	Sequoia Mortgage Trust		3.500	04/25/47	839,974
		Series - 2017 3 (Class A19)
4,109,907	g,i	Sequoia Mortgage Trust		3.000	08/25/47	4,060,563
		Series - 2017 5 (Class A5)
232,218	g,i	Sequoia Mortgage Trust		3.500	02/25/48	229,087
		Series - 2018 2 (Class A19)
147,277	g,h,i	Sequoia Mortgage Trust		3.500	03/25/48	146,397
		Series - 2018 3 (Class A1)
2,704,035	g,i	Sequoia Mortgage Trust		3.500	05/25/48	2,713,517
		Series - 2018 5 (Class A4)
305,920	g,i	Sequoia Mortgage Trust		4.000	06/25/48	309,381
		Series - 2018 CH2 (Class A21)
4,948,604	g,h,i	Shellpoint Co-Originator Trust		3.500	10/25/47	4,927,686
		Series - 2017 2 (Class A1)
1,600,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 4.650%	7.136	10/25/28	1,785,815
		Series - 2016 DNA2 (Class M3)
1,750,000	i	STACR	LIBOR 1 M + 1.350%	3.836	03/25/29	1,765,239
		Series - 2016 HQA3 (Class M2)
2,314,923	i	STACR	LIBOR 1 M + 0.750%	3.236	03/25/30	2,313,486
		Series - 2017 DNA3 (Class M1)
284,132	i	STACR	LIBOR 1 M + 0.450%	2.936	07/25/30	282,833
		Series - 2018 DNA1 (Class M1)
346,537	g,i	STACR		3.819	05/25/48	346,198
		Series - 2018 SPI2 (Class M1)
778,009	g,i	STACR		4.167	08/25/48	783,425
		Series - 2018 SPI3 (Class M1)
5,000,000	g,i	VMC Finance LLC	LIBOR 1 M + 0.920%	3.404	10/15/35	4,989,263
		Series - 2018 FL2 (Class A)
193,710	i	Wachovia Bank Commercial Mortgage Trust		5.876	05/15/46	194,857
		Series - 2007 C34 (Class AJ)
292

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.951%	05/15/46	$1,006,920
		Series - 2007 C34 (Class B)
2,153,000	i	Wachovia Bank Commercial Mortgage Trust	5.951	05/15/46	2,174,530
		Series - 2007 C34 (Class C)
1,621,708	i	Wachovia Bank Commercial Mortgage Trust	5.748	04/15/47	1,615,265
		Series - 2007 C31 (Class F)
350,000	g,i	WFRBS Commercial Mortgage Trust	5.174	02/15/44	359,993
		Series - 2011 C2 (Class B)
650,000	i	WFRBS Commercial Mortgage Trust	4.698	12/15/46	678,629
		Series - 2013 C18 (Class C)
		TOTAL OTHER MORTGAGE BACKED			243,545,400

		TOTAL STRUCTURED ASSETS			383,122,323
		(Cost $384,040,784)

		TOTAL BONDS			3,064,459,519
		(Cost $3,023,204,002)

SHARES		COMPANY
PREFERRED STOCKS - 0.0%

BANKS - 0.0%
250	*	M&T Bank Corp			257,078
		TOTAL BANKS			257,078

		TOTAL PREFERRED STOCKS			257,078
		(Cost $255,625)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 4.4%

GOVERNMENT AGENCY DEBT - 1.6%
$50,000,000		Federal Home Loan Bank (FHLB)	2.250	04/01/19	50,000,000
		TOTAL GOVERNMENT AGENCY DEBT			50,000,000

TREASURY DEBT - 2.8%
61,100,000		United States Treasury Bill	2.386	04/02/19	61,095,969
24,625,000		United States Treasury Bill	2.371	04/09/19	24,611,935
2,300,000		United States Treasury Bill	2.235	05/28/19	2,291,465
		TOTAL TREASURY DEBT			87,999,369

		TOTAL SHORT-TERM INVESTMENTS			137,999,369
		(Cost $137,999,446)

		TOTAL INVESTMENTS - 101.1%			3,226,562,563
		(Cost $3,186,020,981)
		OTHER ASSETS & LIABILITIES, NET - (1.1)%			(34,394,710)
		NET ASSETS - 100.0%			$3,192,167,853
293

TIAA-CREF FUNDS - Social Choice Bond Fund

Abbreviation(s):
LIBOR	London Interbank Offered Rate
M	Month
REIT	Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2019, the aggregate value of these securities was $658,580,303 or 20.6% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
294

TIAA-CREF FUNDS - Money Market Fund

TIAA-CREF FUNDS
MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
March 31, 2019

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 121.0%

GOVERNMENT AGENCY DEBT - 84.3%
$5,000,000	Federal Agricultural Mortgage Corp (FAMC)	0.010%	04/01/19	$5,000,000
380,000	FAMC	0.010	04/15/19	379,644
6,340,000	FAMC	0.010	04/26/19	6,329,433
2,000,000	FAMC	0.010	05/17/19	1,993,867
3,000,000	FAMC	0.010	05/21/19	2,989,917
5,560,000	FAMC	0.010	06/05/19	5,535,806
4,955,000	FAMC	0.010	06/21/19	4,927,908
2,820,000	FAMC	0.010	07/25/19	2,798,290
4,000,000	Federal Farm Credit Bank (FFCB)	0.010	04/02/19	3,999,737
400,000	FFCB	0.010	04/03/19	399,946
3,000,000	FFCB	0.010	04/05/19	2,999,193
2,680,000	FFCB	0.010	04/09/19	2,678,571
2,000,000	FFCB	0.010	04/12/19	1,998,527
1,200,000	FFCB	0.010	04/16/19	1,198,779
4,500,000	FFCB	0.010	04/18/19	4,494,836
6,500,000	FFCB	0.010	04/22/19	6,490,778
5,000,000	FFCB	0.010	04/26/19	4,991,528
4,000,000	FFCB	0.010	05/02/19	3,991,561
2,000,000	FFCB	0.010	05/06/19	1,995,158
4,000,000	FFCB	0.010	05/08/19	3,989,804
3,200,000	FFCB	0.010	05/17/19	3,189,817
4,500,000	FFCB	0.010	05/20/19	4,484,871
5,000,000	FFCB	0.010	05/23/19	4,982,118
11,560,000	FFCB	0.010	05/28/19	11,516,151
6,000,000	FFCB	0.010	06/10/19	5,971,183
5,000,000	FFCB	0.010	06/14/19	4,975,128
6,385,000	FFCB	0.010	06/17/19	6,351,951
4,805,000	FFCB	0.010	06/18/19	4,779,694
4,950,000	FFCB	0.010	06/21/19	4,922,936
400,000	FFCB	0.010	07/03/19	397,437
270,000,000	Federal Home Loan Bank (FHLB)	0.010	04/01/19	270,000,000
1,000,000	FHLB	0.010	04/02/19	999,932
4,680,000	FHLB	0.010	04/03/19	4,679,375
8,000,000	FHLB	0.010	04/05/19	7,997,880
10,400,000	FHLB	0.010	04/08/19	10,395,114
10,690,000	FHLB	0.010	04/09/19	10,684,284
17,839,000	FHLB	0.010	04/10/19	17,828,228
9,707,000	FHLB	0.010	04/12/19	9,699,828
15,215,000	FHLB	0.010	04/15/19	15,200,838
6,000,000	FHLB	0.010	04/16/19	5,994,006
2,000,000	FHLB	0.010	04/17/19	1,997,852
9,490,000	FHLB	0.010	04/22/19	9,476,663
9,000,000	FHLB	0.010	04/23/19	8,986,702
5,062,000	FHLB	0.010	04/24/19	5,054,182
5,285,000	FHLB	0.010	04/26/19	5,276,161
10,000,000	FHLB	0.010	04/29/19	9,981,294
295

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$4,500,000	FHLB	0.010%	04/30/19	$4,491,209
7,000,000	FHLB	0.010	05/01/19	6,986,000
21,590,000	FHLB	0.010	05/03/19	21,543,862
9,000,000	FHLB	0.010	05/06/19	8,978,976
5,000,000	FHLB	0.010	05/07/19	4,988,000
3,000,000	FHLB	0.010	05/08/19	2,992,600
15,000,000	FHLB	0.010	05/10/19	14,961,054
2,000,000	FHLB	0.010	05/13/19	1,994,400
7,860,000	FHLB	0.010	05/14/19	7,837,302
2,425,000	FHLB	0.010	05/16/19	2,417,695
8,000,000	FHLB	0.010	05/17/19	7,975,428
8,000,000	FHLB	0.010	05/20/19	7,973,826
5,000,000	FHLB	0.010	05/21/19	4,983,333
15,950,000	FHLB	0.010	05/22/19	15,895,340
15,150,000	FHLB	0.010	05/24/19	15,096,020
2,000,000	FHLB	0.010	05/28/19	1,992,416
9,132,000	FHLB	0.010	05/29/19	9,096,245
11,000,000	FHLB	0.010	05/31/19	10,955,592
11,840,000	FHLB	0.010	06/03/19	11,790,123
8,000,000	FHLB	0.010	06/04/19	7,965,733
3,000,000	FHLB	0.010	06/05/19	2,986,886
1,200,000	FHLB	0.010	06/06/19	1,194,687
11,200,000	FHLB	0.010	06/07/19	11,149,603
8,065,000	FHLB	0.010	06/10/19	8,027,090
12,425,000	FHLB	0.010	06/11/19	12,366,016
6,600,000	FHLB	0.010	06/12/19	6,568,086
8,885,000	FHLB	0.010	06/13/19	8,841,501
8,000,000	FHLB	0.010	06/14/19	7,960,256
6,000,000	FHLB	0.010	06/17/19	5,968,943
10,275,000	FHLB	0.010	06/18/19	10,221,236
7,555,000	FHLB	0.010	06/20/19	7,514,455
6,030,000	FHLB	0.010	06/21/19	5,996,997
5,000,000	FHLB	0.010	06/25/19	4,971,313
3,030,000	FHLB	0.010	06/26/19	3,012,411
10,000,000	FHLB	0.010	06/28/19	9,940,752
4,000,000	Federal Home Loan Mortgage Corp (FHLMC)	0.010	04/02/19	3,999,740
14,000,000	FHLMC	0.010	04/17/19	13,985,078
1,440,000	FHLMC	0.010	04/23/19	1,437,923
11,650,000	FHLMC	0.010	04/24/19	11,632,211
5,000,000	FHLMC	0.010	04/29/19	4,990,748
2,000,000	FHLMC	0.010	05/02/19	1,995,901
8,175,000	FHLMC	0.010	05/07/19	8,155,503
5,000,000	FHLMC	0.010	05/10/19	4,987,162
11,000,000	FHLMC	0.010	05/13/19	10,969,212
10,000,000	FHLMC	0.010	05/21/19	9,966,944
5,000,000	FHLMC	0.010	05/29/19	4,980,667
2,000,000	FHLMC	0.010	06/04/19	1,991,431
5,020,000	FHLMC	0.010	06/05/19	4,998,065
7,660,000	FHLMC	0.010	06/06/19	7,626,156
3,000,000	FHLMC	0.010	06/11/19	2,985,652
9,000,000	FHLMC	0.010	06/12/19	8,956,670
6,000,000	FHLMC	0.010	06/19/19	5,968,203
10,930,000	FHLMC	0.010	09/24/19	10,800,784
5,000,000	Federal National Mortgage Association (FNMA)	0.010	04/02/19	4,999,679
296

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$10,505,000	FNMA	0.010%	04/03/19	$10,503,602
5,000,000	FNMA	0.010	04/05/19	4,998,694
5,000,000	FNMA	0.010	04/08/19	4,997,730
3,085,000	FNMA	0.010	04/09/19	3,083,379
1,200,000	FNMA	0.010	04/10/19	1,199,280
5,000,000	FNMA	0.010	04/12/19	4,996,387
1,860,000	FNMA	0.010	04/15/19	1,858,293
10,725,000	FNMA	0.010	04/16/19	10,714,608
5,000,000	FNMA	0.010	04/23/19	4,992,774
2,000,000	FNMA	0.010	04/24/19	1,996,954
13,375,000	FNMA	0.010	05/01/19	13,348,435
2,115,000	FNMA	0.010	05/06/19	2,110,106
5,000,000	FNMA	0.010	05/07/19	4,988,100
4,700,000	FNMA	0.010	05/08/19	4,688,508
8,000,000	FNMA	0.010	05/13/19	7,977,740
9,000,000	FNMA	0.010	05/14/19	8,974,487
14,250,000	FNMA	0.010	05/15/19	14,208,267
3,000,000	FNMA	0.010	05/17/19	2,990,857
2,000,000	FNMA	0.010	05/28/19	1,992,463
5,000,000	FNMA	0.010	06/03/19	4,979,087
7,080,000	FNMA	0.010	06/04/19	7,049,981
4,000,000	FNMA	0.010	06/05/19	3,982,602
3,000,000	FNMA	0.010	06/14/19	2,985,262
2,332,000	FNMA	0.010	06/19/19	2,319,550
6,405,000	FNMA	0.010	06/26/19	6,368,135
	TOTAL GOVERNMENT AGENCY DEBT			1,056,375,304

TREASURY DEBT - 18.5%
6,000,000	United States Treasury Bill	0.010	04/02/19	5,999,604
20,655,000	United States Treasury Bill	0.010	04/04/19	20,650,915
2,000,000	United States Treasury Bill	0.010	04/09/19	1,998,942
17,380,000	United States Treasury Bill	0.010	04/11/19	17,368,474
9,010,000	United States Treasury Bill	0.010	04/18/19	8,999,851
25,950,000	United States Treasury Bill	0.010	04/25/19	25,909,002
5,000,000	United States Treasury Bill	0.010	04/30/19	4,990,391
14,000,000	United States Treasury Bill	0.010	05/02/19	13,971,385
5,000,000	United States Treasury Bill	0.010	05/07/19	4,988,037
17,000,000	United States Treasury Bill	0.010	05/09/19	16,957,066
14,000,000	United States Treasury Bill	0.010	05/16/19	13,958,262
12,000,000	United States Treasury Bill	0.010	05/23/19	11,958,556
15,000,000	United States Treasury Bill	0.010	05/30/19	14,941,568
6,000,000	United States Treasury Bill	0.010	06/06/19	5,973,659
6,000,000	United States Treasury Bill	0.010	06/13/19	5,970,899
7,000,000	United States Treasury Bill	0.010	06/20/19	6,962,776
2,550,000	United States Treasury Bill	0.010	07/05/19	2,533,604
9,925,000	United States Treasury Bill	0.010	10/10/19	9,796,412
14,450,000	United States Treasury Bill	0.010	11/07/19	14,233,831
5,000,000	United States Treasury Note	1.625	04/30/19	4,996,993
7,000,000	United States Treasury Note	1.000	10/15/19	6,942,866
12,665,000	United States Treasury Note	1.000	11/15/19	12,544,749
	TOTAL TREASURY DEBT			232,647,842
297

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
VARIABLE RATE SECURITIES - 18.2%
$3,000,000	i	Federal Agricultural Mortgage Corp (FAMC)	EFFR + 0.010%	2.420%	04/01/19	$3,000,000
4,500,000	i	FAMC	LIBOR 3 M - 0.210%	2.434	05/20/19	4,500,000
4,000,000	i	FAMC	LIBOR 1 M - 0.050%	2.439	07/01/19	4,000,000
4,500,000	i	FAMC	EFFR + 0.150%	2.560	09/27/19	4,500,000
5,000,000	i	FAMC	LIBOR 3 M - 0.200%	2.533	11/01/19	5,000,000
5,000,000	i	FAMC	EFFR + 0.120%	2.530	02/26/20	5,000,000
5,000,000	i	FAMC	SOFR + 0.050%	2.480	03/18/20	5,000,000
4,500,000	i	FAMC	FRED - 2.950%	2.550	05/19/20	4,500,000
5,000,000	i	FAMC	FRED - 2.960%	2.540	08/28/20	5,000,000
2,000,000	i	Federal Farm Credit Bank (FFCB)	EFFR - 0.000%	2.410	04/15/19	1,999,968
5,000,000	i	FFCB	LIBOR 1 M - 0.125%	2.356	06/07/19	5,000,000
4,750,000	i	FFCB	FRED - 3.080%	2.420	06/27/19	4,750,113
5,000,000	i	FFCB	FRED - 3.080%	2.420	08/16/19	4,999,815
5,000,000	i	FFCB	FRED - 3.075%	2.425	09/25/19	4,998,053
4,000,000	i	FFCB	FRED - 3.080%	2.420	10/10/19	3,998,101
3,000,000	i	FFCB	US Treasury Bill 3 M + 0.050%	2.475	10/18/19	3,000,000
4,750,000	i	FFCB	FRED - 3.065%	2.435	12/26/19	4,748,595
5,000,000	i	FFCB	LIBOR 1 M - 0.030%	2.451	01/07/20	5,000,000
9,755,000	i	FFCB	US Treasury Bill 3 M + 0.055%	2.480	01/27/20	9,755,554
11,500,000	i	FFCB	FRED - 2.980%	2.520	02/20/20	11,499,581
3,000,000	i	FFCB	FRED - 2.870%	2.630	05/29/20	3,000,000
5,000,000	i	FFCB	FRED - 2.960%	2.540	07/09/20	4,999,527
4,500,000	i	FFCB	US Treasury Bill 3 M + 0.045%	2.470	08/17/20	4,499,688
5,000,000	i	FFCB	FRED - 3.020%	2.480	09/28/20	4,993,690
5,000,000	i	FFCB	US Treasury Bill 3 M + 0.160%	2.470	01/19/21	4,999,108
5,000,000	i	Federal Home Loan Bank (FHLB)	SOFR + 0.040%	2.470	05/15/19	5,000,000
4,500,000	i	FHLB	LIBOR 1 M - 0.070%	2.422	07/12/19	4,499,988
5,500,000	i	FHLB	SOFR + 0.060%	2.490	09/10/19	5,500,000
4,500,000	i	Federal Home Loan Mortgage Corp (FHLMC)	SOFR + 0.025%	2.455	05/08/19	4,500,000
7,000,000	i	FHLMC	SOFR + 0.030%	2.460	06/19/19	7,000,000
3,000,000	i	FHLMC	LIBOR 3 M - 0.165%	2.630	07/05/19	3,000,375
11,250,000	i	FHLMC	LIBOR 1 M - 0.100%	2.392	08/08/19	11,250,023
5,000,000	i	FHLMC	LIBOR 3 M - 0.225%	2.414	08/27/19	5,000,000
4,500,000	i	Federal National Mortgage Association (FNMA)	SOFR + 0.070%	2.500	10/30/19	4,500,000
3,500,000	i	FNMA	SOFR + 0.060%	2.490	07/30/20	3,500,000
14,000,000	i	United States Treasury Floating Rate Note	US Treasury Bill 3 M + 0.048%	2.473	10/31/19	14,002,715
3,000,000	i	United States Treasury Floating Rate Note	US Treasury Bill 3 M – 0.000%	2.473	01/31/20	2,999,971
23,000,000	i	United States Treasury Floating Rate Note	US Treasury Bill 3 M + 0.033%	2.473	04/30/20	23,000,338
12,000,000	i	United States Treasury Floating Rate Note	US Treasury Bill 3 M + 0.045%	2.473	10/31/20	11,990,207
		TOTAL VARIABLE RATE SECURITIES				228,485,410

		TOTAL SHORT-TERM INVESTMENTS				1,517,508,556
		(Cost $1,517,508,556)

		TOTAL INVESTMENTS- 121.0%				1,517,508,556
		(Cost $1,517,508,556)
298

TIAA-CREF FUNDS - Money Market Fund

ISSUER	VALUE
OTHER ASSETS & LIABILITIES, NET - (21.0)%	$(263,133,308)
NET ASSETS - 100.0%	$1,254,375,248

Abbreviation(s):
EFFR	Effective Federal Funds Rate
FRED	Federal Bank Prime Loan Rate
LIBOR	London Interbank Offered Rate
M	Month
SOFR	Secure Overnight Financing Rate

i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
299

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of TIAA-CREF Funds and Shareholders of TIAA-CREF Bond Fund, TIAA-CREF Bond Index Fund, TIAA-CREF Bond Plus Fund, TIAA-CREF 5-15 Year Laddered Tax-Exempt Bond Fund, TIAA-CREF Green Bond Fund, TIAA-CREF High-Yield Fund, TIAA-CREF Inflation-Linked Bond Fund, TIAA-CREF Short Duration Impact Bond Fund, TIAA-CREF Short-Term Bond Fund, TIAA-CREF Short-Term Bond Index Fund, TIAA-CREF Social Choice Bond Fund, TIAA-CREF Money Market Fund, and TIAA-CREF Real Estate Securities Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary portfolios of investments, of TIAA-CREF Bond Fund, TIAA-CREF Bond Index Fund, TIAA-CREF Bond Plus Fund, TIAA-CREF 5-15 Year Laddered Tax-Exempt Bond Fund, TIAA-CREF Green Bond Fund, TIAA-CREF High-Yield Fund, TIAA-CREF Short Duration Impact Bond Fund, TIAA-CREF Short-Term Bond Fund, TIAA-CREF Short-Term Bond Index Fund, TIAA-CREF Social Choice Bond Fund and TIAA-CREF Money Market Fund, and the portfolio of investments, of TIAA-CREF Inflation-Linked Bond Fund and TIAA-CREF Real Estate Securities Fund (thirteen of the funds constituting TIAA-CREF Funds hereafter collectively referred to as the “Funds”) as of March 31, 2019, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) as of March 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2019, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

TIAA-CREF Bond Fund (1)	TIAA-CREF Inflation-Linked Bond Fund (1)
TIAA-CREF Bond Index Fund (1)	TIAA-CREF Short Duration Impact Bond Fund (2)
TIAA-CREF Bond Plus Fund (1)	TIAA-CREF Short-Term Bond Fund (1)
TIAA-CREF 5-15 Year Laddered Tax-Exempt Bond Fund (1)	TIAA-CREF Short-Term Bond Index Fund (1)
TIAA-CREF Green Bond Fund (2)	TIAA-CREF Social Choice Bond Fund (1)
TIAA-CREF High-Yield Fund (1)	TIAA-CREF Money Market Fund (1)
TIAA-CREF Real Estate Securities Fund (1)

300

(1)	Statement of operations for the year ended March 31, 2019 and statement of changes in net assets for the years ended March 31, 2019 and 2018
(2)	Statement of operations and statement of changes in net assets for the period November 16, 2018 (commencement of operations) through March 31, 2019

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

May 22, 2019

We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

301

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: May 22, 2019	By:	/s/ Bradley Finkle
Bradley Finkle
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: May 22, 2019	By:	/s/ Bradley Finkle
Bradley Finkle
Principal Executive Officer and President
(principal executive officer)

Dated: May 22, 2019	By:	/s/ E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer